UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Diana R. Gonzalez, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

Fixed-Income Funds
TIAA-CREF
Annual
Report
TIAA-CREF
Funds
March 31, 2023
Fund name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
8.1
Bond Index Fund TBIIX TBIAX TBIPX TBIRX TBILX TBIWX
8.2
Core Bond Fund TIBDX TIBHX TIDPX TIDRX TIORX TBBWX
8.3
Core Impact Bond Fund TSBIX TSBHX TSBPX TSBBX TSBRX –
8.4
Core Plus Bond Fund TIBFX TCBHX TBPPX TCBRX TCBPX TCBWX
8.5
5–15 Year Laddered Tax-Exempt Bond Fund TITIX TIXHX – – TIXRX –
8.6
Green Bond Fund TGRNX TGRKX TGRLX TGRMX TGROX –
8.7
High-Yield Fund TIHYX TIHHX TIHPX TIHRX TIYRX TIHWX
8.8
Inflation-Linked Bond Fund TIILX TIIHX TIKPX TIKRX TCILX TIIWX
8.9
Short Duration Impact Bond Fund TSDJX TSDHX TSDFX TSDDX TSDBX –
9.01
Short-Term Bond Fund TISIX TCTHX TSTPX TISRX TCTRX TCTWX
9.1
Short-Term Bond Index Fund TNSHX TTBHX TPSHX TESHX TRSHX TTBWX
9.2
Money Market Fund TCIXX TMHXX TPPXX TIEXX TIRXX –

Table of Contents
Letter to Investors 3
Market Monitor 5
About the Funds’ Benchmarks 6
Portfolio Managers’ Comments 7
Fund Performance 16
Expense Examples 40
Report of Independent Registered Public Accounting Firm 45
Portfolios of Investments 46
Statement of Assets and Liabilities 368
Statement of Operations 372
Statement of Changes in Net Assets 374
Financial Highlights 378
Notes to Financial Statements 402
Important Tax Information 420
Additional Fund Information 422
Trustees and Officers 423
Approval of Investment Management Agreement 426
Liquidity Risk Management Program 434
How to Reach Us Inside back cover

Letter to Investors
Brad Finkle
For the twelve months ended March 31, 2023, the U.S. bond market produced mixed results. The economy stumbled early, but it quickly recovered despite persistent inflation and rising interest rates. For the period, two major fixed-income sectors recorded gains, while others lost ground. Four of the eleven TIAA-CREF
Fixed-Income Funds advanced, and the Money Market Fund posted a gain.
The broad U.S. bond market, as measured by the Bloomberg U.S. Aggregate
Bond Index, returned −4.8% for the period.
Institutional Class returns for three of the eleven fixed-income funds outperformed the returns of their respective benchmarks. Please see page 6 for benchmark definitions. The Money Market Fund outperformed the iMoneyNet
Money Fund Averages™—All Government.
Three of the eight remaining funds—the Core Bond Fund, the Inflation-Linked
Bond Fund and the Short-Term Bond Index Fund—just slightly trailed their benchmarks.
Bond performance was mixed while economy rebounded
The U.S. economy contracted early in the period but soon began to grow again, in large part due to an exceptionally strong labor market and solid consumer spending. The unemployment rate remained at near 50-year lows. Rising prices continued to be problematic for the economy. However, despite continuing to rise, the annualized rate of inflation slowed over the twelve months. The Federal
Reserve responded aggressively to the inflation threat by raising the federal funds target rate multiple times during the period, to 4.75%–5.00%. Policymakers indicated that further action was possible. Oil prices were volatile but ended the period lower.
Though the overall fixed-income market produced mixed results, each of its major sectors lost ground during the first half of the period before advancing in the final six months. The same pattern applied to the Bloomberg U.S. Aggregate Bond
Index. For the entire twelve-month period, municipal bonds produced the strongest gain, while shorter-term bonds also generated a positive return. U.S. inflation-
protected securities and high-yield bonds both declined.
Four TIAA-CREF Fixed-Income Funds gained in an uneven period
Four of the TIAA-CREF Fixed-Income Funds registered positive results for the twelve-
month period. Performance for the Institutional Class ranged from −5.5% for the
Core Impact Bond Fund to 0.7% for the Short-Term Bond Fund.
In a market that generally favored shorter-term securities, the Money Market
Fund returned 2.6%, beating the 2.4% return of the iMoneyNet Money Fund
Averages™—All Government.
The Short-Term Bond Fund rose 0.7%, and the Short Duration Impact Bond Fund advanced 0.4%, both outpacing their shared benchmark, the Bloomberg 1–3 Year
Government/Credit Bond Index. The Short-Term Bond Index Fund modestly trailed the same benchmark with a gain of 0.2%.
The 5–15 Year Laddered Tax-Exempt Bond Fund advanced 0.1% but lagged the
Bloomberg 10-Year Municipal Bond Index.
The High-Yield Fund returned −2.9% but outperformed its benchmark, the
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index. The Inflation-Linked
Bond Fund returned −3.0%, slightly lagging the Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) 1–10 Year Index. The Green Bond Fund returned −4.7%
and trailed its benchmark, the Bloomberg MSCI U.S. Green Bond Index.
The Core Bond Fund and the Bond Index Fund each returned −4.9% and lagged their shared benchmark, the Bloomberg U.S. Aggregate Bond Index. The Core Plus
Bond Fund returned −5.0%, and the Core Impact Bond Fund returned −5.5%—both trailing the same benchmark.
A detailed overview of the fixed-income markets during the period appears in our
Market Monitor on page 5. A discussion of each fund and its relative performance begins on page 7.

Letter to Investors

Keeping long-term goals in mind
Investing for the future is a long journey, with many twists and turns along the way. Financial markets are affected by risks and opportunities that change with time, and sometimes markets respond to short-term events in an unpredictable manner. Today, investors are focused on inflation, rising interest rates and pressure in the banking industry. In the future, no doubt some other set of circumstances will take center stage.
Some may feel a temptation to react to these shifts as they develop. But it has long been our opinion that investors who stick with a thoughtful, long-term financial plan are best positioned to achieve their investment goals. We believe that professionally managed, well-diversified portfolios, including fixed-income mutual funds, may help investors do just that. Of course, diversification cannot guarantee against market losses.
Please visit TIAA.org for more information on asset class performance. If you have further questions or need assistance with your TIAA-CREF fixed-income portfolio, we suggest you contact your financial advisor or call a TIAA financial consultant at
800-842-2252. We would be happy to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Market Monitor

Bonds produced mixed returns amid rising interest rates, inflation concerns
Fixed-income markets generated mixed results for the twelve-month period as the economy got off to a slow start but later regained its footing. The uncertainty in both the markets and economy stemmed from ongoing concerns over inflation, rising interest rates and the possibility of a recession. While price increases remained worrisome throughout the period, the rate of inflation slowed. The Federal Reserve responded to inflation concerns by raising interest rates eight times over the twelve months. Meanwhile, the economy generally benefited from continued strength in the labor market and solid consumer spending levels. Investment-grade fixed-rate bonds, as represented by the Bloomberg U.S. Aggregate Bond Index, returned
−4.8% for the twelve-month period.
Among major fixed-income market segments, municipal bonds, as measured by the Bloomberg 10–Year Municipal Bond
Index, gained 2.4% for the period. Short-term bonds, as represented by the Bloomberg U.S. 1–3 Year Government/Credit Bond
Index, advanced 0.3%. The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index returned −2.9%, while U.S. high-yield bonds, as measured by the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index, returned −3.0%.
All major segments of the bond market declined in the first half of the period but gained ground during the second half.
Economy shifted to growth after slow start
Real gross domestic product, which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022. But GDP soon shifted to a growth pattern, expanding by 3.2%
in the third quarter and 2.6% during the final three months of 2022.
The U.S. unemployment rate declined slightly from 3.6% in April 2022 to 3.5% in March 2023, hovering at historically low levels. The economy added more than four million new jobs over the twelve months. Core inflation, which includes all items except food and energy, rose 5.6% for the twelve months ended March 31, 2023. The period began with an annualized inflation rate of 6.2%. Oil prices, influenced by the war in Ukraine and other supply constraints, were volatile but ended lower.
The price of West Texas Intermediate crude oil began the period at $99 per barrel, peaked at nearly $122 in June of 2022, then fell just below $76 on March 31, 2023.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned −8.6% for the twelve months. Stock prices declined sharply through September 2022 but recovered over the final six months of the period. Yields on U.S. Treasuries of all maturities rose during the period, with increases most pronounced among shorter maturities.
Fed raised rates eight times
The Fed acted decisively to address inflation risks, raising the federal funds target rate eight times during the period. Those moves increased the key short-term interest-rate measure
to 4.75%–5.00%, and policymakers indicated that further
increases may be necessary to return inflation rates to
long-term targets. The Fed also said it intended to continue reducing its holdings of bonds and other assets purchased
previously to boost the economy.
Major foreign central banks also raised interest rates to
address global inflationary pressure. The European Central
Bank increased its suite of benchmark interest rates from
near-zero levels to 3.00%–3.75% in a series of actions. The
Bank of England raised its benchmark interest rate several
times during the period, increasing the rate from 0.75% to
4.25%.
Bond sector returns varied
Performance for the twelve months ended March 31, 2023
Source: Municipals: Bloomberg 10-Year Municipal Bond Index; Short term: Bloomberg
U.S. 1–3 Year Government/Credit Index; Inflation protected: Bloomberg U.S. TIPS 1–10
Years Index; Corporate high yield: ICE BofA BB-B U.S. Cash Pay High Yield Constrained
Index; Investment grade: Bloomberg U.S. Aggregate Bond Index. As of March 31, 2023.

About the Funds’ Benchmarks

Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. 1–3 Year Government/Credit Bond Index: An index designed to measure the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index: An index that contains all securities in the ICE BofA U.S. Cash
Pay High Yield Constrained Index that are rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg 10-Year Municipal Bond Index: An index designed to measure the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index: An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).
Bloomberg MSCI U.S. Green Bond Index: An index designed to measure the performance of USD-denominated fixed income securities issued to fund projects with direct environmental benefits. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or
Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES
AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE
INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS
SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY
COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES.

Portfolio Managers’ Comments

Bond Index Fund
Performance for the twelve months ended March 31, 2023
The Bond Index Fund returned -4.91% for the Institutional Class, compared with the -4.78% return of its benchmark, the
Bloomberg U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
Most sectors in the benchmark declined
Most sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the twelve months. U.S. Treasuries, the largest sector with a weighting of 40.5%, returned −4.5%, outperforming the index. Mortgage-backed securities (MBS), the second-largest sector accounting for 27.3% of the index’s total market capitalization on March 31, 2023, returned −5.0%.
Corporate bonds—the third-largest sector at 24.3%—experienced a more sizeable decline of −5.6%. Among smaller sectors in the benchmark, asset-backed securities were the best-performing sector in the index, advancing 0.4%, followed by government agency securities, which returned −1.6%, and commercial mortgage-backed securities (CMBS), which returned −3.9%.
Fund underperformed its benchmark
The Fund trailed its benchmark for the twelve-month period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.
The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.
Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.
Core Bond Fund
Performance for the twelve months ended March 31, 2023
The Core Bond Fund returned -4.86% for the Institutional Class, compared with the -4.78% return of its benchmark, the
Bloomberg U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.

Portfolio Managers’ Comments
(continued)

The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
Most sectors in the benchmark declined
Most sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the twelve months. U.S. Treasuries, the largest sector with a weighting of 40.5%, returned −4.5%, outperforming the index. Mortgage-backed securities (MBS), the second-largest sector accounting for 27.3% of the index’s total market capitalization on March 31, 2023, returned −5.0%.
Corporate bonds—the third-largest sector at 24.3%—experienced a more sizeable decline of −5.6%. Among smaller sectors in the benchmark, asset-backed securities were the best-performing sector in the index, advancing 0.4%, followed by government agency securities, which returned −1.6%, and commercial mortgage-backed securities (CMBS), which returned −3.9%.
Fund trailed its benchmark
The Fund trailed its benchmark for the twelve-month period. An overweight position in corporate bonds—including small allocations to emerging-markets and high-yield corporates—detracted most from the Fund’s relative return. An overweight allocation to CMBS also detracted, as did a small out-of-benchmark position in municipal bonds.
Conversely, the Fund’s holdings in the MBS sector contributed most to its relative performance. Yield curve positioning—
how the Fund was invested across different bond maturities—across the portfolio, and especially in the MBS and U.S.
Treasury sectors, was also beneficial.
Core Impact Bond Fund
Performance for the twelve months ended March 31, 2023
The Core Impact Bond Fund returned -5.54% for the Institutional Class, compared with the -4.78% return of its benchmark, the
Bloomberg U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
Most sectors in the benchmark declined
Most sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the twelve months. U.S. Treasuries, the largest sector with a weighting of 40.5%, returned −4.5%, outperforming the index. Mortgage-backed securities (MBS), the second-largest sector accounting for 27.3% of the index’s total market capitalization on March 31, 2023, returned −5.0%.
Corporate bonds—the third-largest sector at 24.3%—experienced a more sizeable decline of −5.6%. Among smaller sectors in the benchmark, asset-backed securities were the best-performing sector in the index, advancing 0.4%, followed by government agency securities, which returned −1.6%, and commercial mortgage-backed securities (CMBS), which returned −3.9%.
Fund underperformed its benchmark
The Fund trailed its benchmark for the twelve-month period. An overweight position in corporate bonds—including small allocations to emerging-markets and high-yield corporates—detracted most from the Fund’s relative return. An out-of-
benchmark position in municipal bonds also detracted, as did overweight allocations to the CMBS and government credit sectors.

Portfolio Managers’ Comments
Conversely, the Fund’s holdings in the MBS and Treasury sectors contributed most to its relative performance. Yield curve positioning—how the Fund was invested across different bond maturities—across the portfolio, and especially among MBS and U.S. Treasuries, was also beneficial.
Core Plus Bond Fund
Performance for the twelve months ended March 31, 2023
The Core Plus Bond Fund returned -5.02% for the Institutional Class, compared with the -4.78% return of its benchmark, the
Bloomberg U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
Most sectors in the benchmark declined
Most sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the twelve months. U.S. Treasuries, the largest sector with a weighting of 40.5%, returned −4.5%, outperforming the index. Mortgage-backed securities (MBS), the second-largest sector accounting for 27.3% of the index’s total market capitalization on March 31, 2023, returned −5.0%.
Corporate bonds—the third-largest sector at 24.3%—experienced a more sizeable decline of −5.6%. Among smaller sectors in the benchmark, asset-backed securities were the best-performing sector in the index, advancing 0.4%, followed by government agency securities, which returned −1.6%, and commercial mortgage-backed securities (CMBS), which returned −3.9%.
Fund underperformed its benchmark
The Fund trailed its benchmark for the twelve-month period. An overweight position in corporate bonds—including small allocations to emerging-markets and high-yield corporates—detracted most from the Fund’s relative return. Overweight allocations to CMBS and asset-backed securities also detracted, as did a small out-of-benchmark position in municipal bonds.
Conversely, the Fund’s holdings in the MBS sector contributed most to its relative performance. Yield curve positioning—
how the Fund was invested across different bond maturities—across the portfolio, and especially in the MBS and U.S.
Treasury sectors, was also beneficial.
5–15 Year Laddered Tax-Exempt Bond Fund
Performance for the twelve months ended March 31, 2023
The 5–15 Year Laddered Tax-Exempt Bond Fund returned 0.05% for the Institutional Class, compared with the 2.38% return of its benchmark, the Bloomberg 10-Year Municipal Bond Index. The performance table shows returns for all share classes of the
Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.

Portfolio Managers’ Comments
(continued)

The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
Nearly all sectors produced gains
Eleven of the twelve sectors in the Bloomberg 10-Year Municipal Bond Index generated positive returns for the twelve months. The solid waste/resource recovery sector performed best with a return of 3.1%. The leasing sector followed with a gain of 3.0%, while the special tax sector returned 2.9%. State general obligations (GOs), the benchmark’s largest sector accounting for 17.9% of the index’s total market capitalization on March 31, 2023, gained 2.8%. The next two largest sectors, transportation and local GOs, advanced 2.6% and 2.4%, respectively. The worst performing sector was industrial revenue bonds with a return of −1.8%.
As of March 31, 2023, higher-rated 10-year AAA municipal bonds yielded 2.26%, compared with a 3.48% yield on the 10-
year U.S. Treasury bond. New municipal issuance during the twelve-month period was $362.8 billion, down from $471.5 billion for the prior twelve months, from April 1, 2021, through March 31, 2022.
Fund underperformed its benchmark
The Fund trailed its benchmark for the period. An underweight position in the state GO sector detracted most, followed by Fund holdings in the special tax, water and sewer, local GO and health care sectors. The Fund’s overall yield curve positioning—how the Fund was invested across different bond maturities—also hurt its relative return.
On the positive side, Fund holdings in the industrial revenue sector enhanced the Fund’s relative performance.
Green Bond Fund
Performance for the twelve months ended March 31, 2023
The Green Bond Fund returned -4.70% for the Institutional Class, compared with the -4.11% return of its benchmark, the
Bloomberg MSCI U.S. Green Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
All benchmark sectors declined
All of the sectors in the Bloomberg MSCI U.S. Green Bond Index posted negative returns for the twelve months. Corporate bonds, the largest sector in the index with a weighting of 60.2% on March 31, 2023, trailed the benchmark with a return of –5.4%. Government agency bonds, the index’s second largest sector with a weighting of 20.3%, and government credit securities, the benchmark’s third-largest sector at 18.5%, both outpaced the index, returning –1.8% and –2.6%, respectively.
Commercial mortgage-backed securities (CMBS), which represented just 0.3% of the index, returned −1.8%.

Portfolio Managers’ Comments
Fund underperformed its benchmark
The Fund trailed its benchmark for the twelve-month period. The Fund’s security selection and overweight position in CMBS, along with an out-of-benchmark allocation to asset-backed securities, detracted most from its relative performance versus the index. An underweight position in government agency bonds also hurt the Fund’s relative return.
On the positive side, the Fund’s overall yield curve positioning—how the Fund was invested across different bond maturities—as well as its underweight positions in corporate bonds and government credit securities, made positive contributions to its relative performance. Out-of-benchmark allocations to municipal bonds and Treasuries were also beneficial.
High-Yield Fund
Performance for the twelve months ended March 31, 2023
The High-Yield Fund returned -2.94% for the Institutional Class, compared with the -2.98% return of its benchmark, the ICE
BofA BB-B U.S. Cash Pay High Yield Constrained Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
Most benchmark sectors declined
For the twelve months, most high-yield bond sectors declined. The worst performer was diversified media, returning −23.0%.
Tobacco, one of the benchmark’s smallest sectors as of March 31, 2023, was the best performer, gaining 7.9%.
High-yield bonds posted negative results across all credit quality tiers for the twelve months as investors favored higher-
rated bonds, such as U.S. Treasuries, and market volatility persisted. Lower-quality bonds (those rated “CCC” and below) had the worst performance with a loss of −8.1%. Bonds rated “B” and “BB” returned −3.8% and –2.3%, respectively. New high-
yield debt issuance totaled more than $97 billion for the twelve months, down substantially from the $355 billion for the same period in 2022, as volumes declined throughout the period. The U.S. issuer-weighted speculative grade corporate default rate increased to 2.1% on March 31, 2023, from 1.0% a year earlier, according to Moody’s Investors Service.
Fund outperformed its benchmark
For the twelve-month period, the Fund surpassed its benchmark. Not owning poorly performing telecommunications company
Lumen Technologies, followed by underweight positions in pharmaceuticals firm Bausch Health and cable & satellite television provider CSC Holdings, were the largest contributors to the Fund’s relative return.
On the negative side, the Fund was hurt by overweight positions in cloud solutions services provider Rackspace Technology, health care facilities operator CHS/Community Health Systems and pharmaceuticals company Emergent Biosolutions.
Inflation-Linked Bond Fund
Performance for the twelve months ended March 31, 2023
The Inflation-Linked Bond Fund returned -3.01% for the Institutional Class, compared with the -2.92% return of its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The performance table shows returns for all share classes of the Fund.

Portfolio Managers’ Comments
(continued)

Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
Inflation-protected bonds, as measured by the TIPS 1–10 Year Index, outperformed the Bloomberg U.S. Aggregate Bond
Index for the period. As inflation remained problematic for the economy, TIPS generally benefited compared with the broader fixed-income market.
Fund underperformed its benchmark
The Fund trailed its benchmark by a small margin for the period, primarily due to the effect of expenses. The Fund’s large position in the U.S. Treasuries sector, which accounted for the vast majority of the Fund’s holdings, enhanced its performance relative to the benchmark. Favorable yield curve positioning accounted for most of the Fund’s outperformance in this sector. By contrast, a small out-of-benchmark position in the mortgaged-backed securities sector hampered relative performance.
During the period, portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-
rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics to remain in line with those of its benchmark.
Short Duration Impact Bond Fund
Performance for the twelve months ended March 31, 2023
The Short Duration Impact Bond Fund returned 0.42% for the Institutional Class, compared with the 0.26% return of its benchmark, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
All sectors in the benchmark advanced
All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted positive returns for the twelve months. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 67.2%, gained 0.2%. Corporate bonds—the second-largest sector with a weighting of 23.0%—was the index’s best-performing component with a return of
0.4%. Government credit securities and government agency bonds both advanced 0.3%.

Portfolio Managers’ Comments
Fund outperformed its benchmark
The Fund surpassed its benchmark for the period. Overall, the Fund’s yield curve positioning—how the Fund was invested across different bond maturities—as well as an overweight position and security selection in the corporate bond sector contributed most to its relative performance.
By contrast, the Fund’s underweight position in short-term Treasuries detracted most from its relative return. Overweight positions in government credit securities and government agency bonds, along with out-of-benchmark allocations to the asset-
backed securities, municipal bonds and commercial mortgage-backed securities sectors, also hampered performance.
Short-Term Bond Fund
Performance for the twelve months ended March 31, 2023
The Short-Term Bond Fund returned 0.67% for the Institutional Class, compared with the 0.26% return of its benchmark, the
Bloomberg U.S. 1-3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the
Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
All sectors in the benchmark advanced
All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted positive returns for the twelve months. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 67.2%, gained 0.2%. Corporate bonds—the second-largest sector with a weighting of 23.0%—was the index’s best-performing component with a return of
0.4%. Government credit securities and government agency bonds both advanced 0.3%.
Fund outperformed its benchmark
The Fund surpassed its benchmark for the period. Overall, the Fund’s yield curve positioning—how the Fund was invested across different bond maturities—as well as an overweight position and security selection in the corporate bond sector contributed most to its relative performance. Out-of-benchmark positions in commercial mortgage-backed securities and mortgaged-backed securities were also beneficial.
By contrast, the Fund’s underweight position in short-term Treasuries detracted most from its relative return. Overweight positions in government credit securities and government agency bonds, along with out-of-benchmark allocations to the asset-
backed securities and municipal bonds sectors, also hampered performance.
Short-Term Bond Index Fund
Performance for the twelve months ended March 31, 2023
The Short-Term Bond Index Fund returned 0.24% for the Institutional Class, compared with the 0.26% return of its benchmark, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the
Fund.

Portfolio Managers’ Comments
(continued)

Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
The major segments of the fixed-income market posted mixed results for the period, dampened by a rise in U.S. Treasury yields across all maturities. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-
rate bond market, declined most. High-yield bonds and U.S. Treasury inflation-protected securities (TIPS) recorded smaller setbacks. Municipal and short-term bonds both gained ground.
All sectors in the benchmark advanced
All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted positive returns for the twelve months. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 67.2%, gained 0.2%. Corporate bonds—the second-largest sector with a weighting of 23.0%—was the index’s best-performing component with a return of
0.4%. Government credit securities and government agency bonds both advanced 0.3%.
Fund underperformed its benchmark
The Fund slightly underperformed its benchmark for the period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.
The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have investment characteristics that are similar to securities held in the index. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.
Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.
Money Market Fund
Performance for the twelve months ended March 31, 2023
The Money Market Fund returned 2.60% for the Institutional Class, compared with the 2.35% return of its benchmark, the
iMoneyNet Money Fund Averages™—All Government. The performance table shows returns for all share classes of the Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.

Portfolio Managers’ Comments
Higher short-term rates benefited money market investors
Although inflation and higher interest rates caused concern among investors during the period, the sharp increase in short-
term bond yields during the past twelve months has been welcome relief for money market investors, leading to higher returns.
While it’s uncertain how many more rate hikes the Fed has in store, the current elevated levels of short-term yields are expected to remain in place for some time. Variable-rate debt securities, which made up nearly 30.0% of the Fund’s portfolio at period-end, have benefited most from the Fed’s rate increases. The “secured overnight financing rate” (SOFR)—a key indicator of short-term government money market rates—increased dramatically from 0.30% on April 1, 2022, to 4.87% on March 31,
2023.
Fund outperformed the iMoneyNet average
For the period, the return of the Money Market Fund surpassed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding higher-yielding variable-rate government agency paper, which benefited the Fund’s performance. As of March 28, 2023, the Fund’s weighted average maturity was 24 days, versus 15 days for the iMoneyNet government fund average. iMoneyNet releases their data on a weekly basis, and March 28 was the last date of release for the month.

Bond Index Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Bond Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/14/09 - 4 .91% 0 .79% 1 .22% 0 .07% 0 .07%
Advisor Class 12/4/15 - 5 .01 0 .66 1 .15
†
0 .17 0 .17
Premier Class 9/30/09 - 5 .05 0 .64 1 .07 0 .22 0 .22
Retirement Class 9/14/09 - 5 .14 0 .54 0 .98 0 .32 0 .32
Retail Class 9/14/09 - 5 .20 0 .47 0 .90 0 .42 0 .42
Class W 9/28/18 - 4 .84 0 .87
†
1 .26
†
0 .07 0 .00
Bloomberg U.S. Aggregate Bond Index – - 4 .78 0 .91 1 .36 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Bond Index Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2023
Net assets $
20.83
billion
Portfolio turnover rate 20%
Number of issues 8,353
Option-adjusted duration
‡
6.35 years
Average maturity
§
8.70 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Government bonds
72.5
Corporate bonds
24.7
Structured assets
2.3
Short-term investments,
other assets & liabilities, net 0.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 0.9
1-3 years 18.7
3-5 years 20.0
5-10 years 40.0
Over 10 years 20.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
U.S. Treasury & U.S. agency securities* 68.7
Aaa/AAA 4.1
Aa/AA 3.1
A/A 11.4
Baa/BBB 12.7
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Bond Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Core Bond Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 7/1/99 - 4 .86% 1 .09% 1 .81% 0 .29% 0 .29%
Advisor Class 12/4/15 - 5 .09 0 .96 1 .72
†
0 .42 0 .42
Premier Class 9/30/09 - 5 .01 0 .93 1 .65 0 .44 0 .44
Retirement Class 3/31/06 - 5 .15 0 .84 1 .55 0 .54 0 .54
Retail Class 3/31/06 - 5 .20 0 .80 1 .51 0 .59 0 .59
Class W 9/28/18 - 4 .59 1 .35
†
1 .94
†
0 .29 0 .00
Bloomberg U.S. Aggregate Bond Index – - 4 .78 0 .91 1 .36 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Core Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2023
Net assets $
9.33
billion
Portfolio turnover rate 152%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions 113%
Number of issues 1,961
Option-adjusted duration
‡
6.23 years
Average maturity
§
9.24 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Government bonds
43.4
Corporate bonds
35.7
Structured assets
16.9
Bank loan obligations
1.7
Preferred stocks
0.1
Short-term investments,
other assets & liabilities, net 2.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 3.3
1-3 years 12.8
3-5 years 13.2
5-10 years 50.5
Over 10 years 20.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
U.S. Treasury & U.S. agency securities* 39.0
Aaa/AAA 5.7
Aa/AA 7.0
A/A 12.6
Baa/BBB 25.7
Ba/BB 4.9
B/B 2.7
Below B/B 0.2
Non-rated 2.2
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Impact Bond Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Core Impact Bond Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/21/12 - 5 .54% 0 .82% 1 .89% 0 .38% 0 .38%
Advisor Class 12/4/15 - 5 .59 0 .74 1 .84
†
0 .44 0 .44
Premier Class 9/21/12 - 5 .70 0 .64 1 .74 0 .58 0 .55
Retirement Class 9/21/12 - 5 .87 0 .56 1 .64 0 .63 0 .63
Retail Class 9/21/12 - 5 .79 0 .55 1 .61 0 .64 0 .64
Bloomberg U.S. Aggregate Bond Index – - 4 .78 0 .91 1 .36 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

Core Impact Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2023
Net assets $
6.11
billion
Portfolio turnover rate 171%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions 139%
Number of issues 988
Option-adjusted duration
‡
6.24 years
Average maturity
§
9.67 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Government bonds
55.3
Corporate bonds
28.0
Structured assets
13.5
Bank loan obligations
0.7
Preferred stocks
0.5
Short-term investments,
other assets & liabilities, net 2.0
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 5.7
1-3 years 10.8
3-5 years 10.1
5-10 years 49.7
Over 10 years 23.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
U.S. Treasury & U.S. agency securities* 37.8
Aaa/AAA 10.0
Aa/AA 12.7
A/A 15.1
Baa/BBB 16.2
Ba/BB 2.0
B/B 0.6
Below B/B 0.0
Non-rated 5.6
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Plus Bond Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Core Plus Bond Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 3/31/06 - 5 .02% 1 .27% 1 .98% 0 .30% 0 .30%
Advisor Class 12/4/15 - 5 .19 1 .18 1 .92
†
0 .38 0 .38
Premier Class 9/30/09 - 5 .27 1 .10 1 .81 0 .45 0 .45
Retirement Class 3/31/06 - 5 .25 1 .00 1 .72 0 .55 0 .55
Retail Class 3/31/06 - 5 .40 0 .95 1 .65 0 .61 0 .61
Class W 9/28/18 - 4 .74 1 .54
†
2 .11
†
0 .30 0 .00
Bloomberg U.S. Aggregate Bond Index – - 4 .78 0 .91 1 .36 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Core Plus Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2023
Net assets $
4.51
billion
Portfolio turnover rate 143%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions 113%
Number of issues 1,639
Option-adjusted duration
‡
6.26 years
Average maturity
§
9.54 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Government bonds
39.3
Corporate bonds
37.6
Structured assets
16.7
Bank loan obligations
2.7
Preferred stocks
0.1
Short-term investments,
other assets & liabilities, net 3.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 3.8
1-3 years 11.5
3-5 years 13.3
5-10 years 48.9
Over 10 years 22.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
U.S. Treasury & U.S. agency securities* 35.0
Aaa/AAA 3.1
Aa/AA 5.5
A/A 11.0
Baa/BBB 27.2
Ba/BB 9.7
B/B 4.9
Below B/B 0.5
Non-rated 3.1
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

5–15 Year Laddered Tax-Exempt Bond Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
5–15 Year Laddered Tax-Exempt Bond Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 3/31/06 0 .05% 1 .72% 1 .68% 0 .33% 0 .30%
Advisor Class 12/4/15 0 .06 1 .64 1 .63
†
0 .43 0 .40
Retail Class 3/31/06 - 0 .23 1 .45 1 .39 0 .61 0 .58
Bloomberg 10-Year Municipal Bond Index – 2 .38 2 .59 2 .66 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

5–15 Year Laddered Tax-Exempt Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2023
Net assets $
237.11
million
Portfolio turnover rate 15%
Number of issues 224
Option-adjusted duration
‡
5.37 years
Average maturity
§
9.63 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Government bonds
97.5
Short-term investments,
other assets & liabilities, net 2.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 1.0
1-3 years 5.9
3-5 years 9.4
5-10 years 35.6
Over 10 years 48.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Aaa/AAA 2.3
Aa/AA 28.9
A/A 52.0
Baa/BBB 13.1
Ba/BB 3.0
Non-rated 0.7
Total 100.0

Green Bond Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception November 16, 2018)
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return
Average annual
total return Annual operating expenses
*
Green Bond Fund
Inception date 1 year since inception gross net
Institutional Class 11/16/18 - 4 .70% 1 .58% 0 .81% 0 .45%
Advisor Class 11/16/18 - 4 .76 1 .54 0 .83 0 .60
Premier Class 11/16/18 - 4 .84 1 .45 0 .97 0 .60
Retirement Class 11/16/18 - 4 .86 1 .44 1 .06 0 .70
Retail Class 11/16/18 - 4 .98 1 .31 1 .33 0 .80
Bloomberg MSCI U.S. Green Bond Index – - 4 .11 1 .59
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
§
Performance is calculated from the inception date of the Institutional Class.

Green Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2023
Net assets $
143.78
million
Portfolio turnover rate 36%
Number of issues 236
Option-adjusted duration
‡
5.45 years
Average maturity
§
7.98 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Corporate bonds
53.5
Government bonds
24.8
Structured assets
18.9
Bank loan obligations
1.3
Preferred stocks
0.6
Short-term investments,
other assets & liabilities, net 0.9
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 5.7
1-3 years 21.8
3-5 years 13.9
5-10 years 41.3
Over 10 years 17.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
U.S. Treasury & U.S. agency securities* 4.8
Aaa/AAA 16.1
Aa/AA 10.9
A/A 33.3
Baa/BBB 17.5
Ba/BB 4.2
B/B 1.4
Non-rated 11.8
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

High-Yield Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
High-Yield Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 3/31/06 - 2 .94% 2 .72% 3 .59% 0 .36% 0 .36%
Advisor Class 12/4/15 - 2 .96 2 .61 3 .51
†
0 .47 0 .47
Premier Class 9/30/09 - 3 .08 2 .57 3 .45 0 .51 0 .51
Retirement Class 3/31/06 - 3 .07 2 .47 3 .34 0 .61 0 .61
Retail Class 3/31/06 - 3 .19 2 .43 3 .30 0 .65 0 .65
Class W 9/28/18 - 2 .61 3 .04
†
3 .75
†
0 .36 0 .00
ICE BofA BB-B U.S. Cash Pay High Yield
Constrained Index – - 2 .98 3 .25 4 .05 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

High-Yield Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the ICE BofA Index
composite ratings methodology, which is a simple average
of ratings from Moody's, Standard & Poor's and Fitch.
If only two of the designated agencies rate a bond, the
composite rating is based on an average of the two.
Likewise, if only one of the designated agencies rates a
bond, the composite rating is based on that one rating.
as of 3/31/2023
Net assets $
2.40
billion
Portfolio turnover rate 39%
Number of issues 299
Option-adjusted duration
‡
3.88 years
Average maturity
§
5.91 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Corporate bonds
89.8
Bank loan obligations
4.9
Common stocks
1.2
Short-term investments,
other assets & liabilities, net 4.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 1.3
1-3 years 6.7
3-5 years 31.9
5-10 years 57.2
Over 10 years 2.9
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Baa/BBB 0.9
Ba/BB 51.1
B/B 44.2
Below B/B 2.5
Non-rated 1.3
Total 100.0

Inflation-Linked Bond Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Inflation-Linked Bond Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 3 .01% 3 .00% 1 .27% 0 .25% 0 .25%
Advisor Class 12/4/15 - 3 .09 2 .91 1 .21
†
0 .35 0 .35
Premier Class 9/30/09 - 3 .22 2 .83 1 .12 0 .40 0 .40
Retirement Class 3/31/06 - 3 .35 2 .72 1 .01 0 .50 0 .50
Retail Class 10/1/02 - 3 .34 2 .67 0 .95 0 .57 0 .57
Class W 9/28/18 - 2 .84 3 .21
†
1 .37
†
0 .25 0 .00
Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index – - 2 .92 3 .18 1 .55 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Inflation-Linked Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2023
Net assets $
2.85
billion
Portfolio turnover rate 19%
Number of issues 53
Option-adjusted duration
‡
4.30 years
Average maturity
§
4.64 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Government bonds
99.4
Short-term investments,
other assets & liabilities, net 0.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 2.9
1-3 years 31.7
3-5 years 29.2
5-10 years 34.8
Over 10 years 1.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
U.S. Treasury & U.S. agency securities* 99.6
Non-rated 0.4
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short Duration Impact Bond Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception November 16, 2018)
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return
Average annual
total return Annual operating expenses
*
Short Duration Impact Bond Fund
Inception date 1 year since inception gross net
Institutional Class 11/16/18 0 .42% 1 .81% 0 .96% 0 .35%
Advisor Class 11/16/18 0 .36 1 .77 1 .01 0 .50
Premier Class 11/16/18 0 .27 1 .66 1 .12 0 .50
Retirement Class 11/16/18 0 .17 1 .56 1 .22 0 .60
Retail Class 11/16/18 0 .17 1 .53 1 .89 0 .70
Bloomberg U.S. 1-3 Year Government/Credit Bond Index – 0 .26 1 .23
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
§
Performance is calculated from the inception date of the Institutional Class.

Short Duration Impact Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2023
Net assets $
69.68
million
Portfolio turnover rate 317%
Number of issues 145
Option-adjusted duration
‡
1.85 years
Average maturity
§
2.60 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Government bonds
53.0
Corporate bonds
23.2
Structured assets
17.5
Bank loan obligations
2.7
Short-term investments,
other assets & liabilities, net 3.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 24.5
1-3 years 46.1
3-5 years 17.6
5-10 years 10.5
Over 10 years 1.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
U.S. Treasury & U.S. agency securities* 32.2
Aaa/AAA 14.2
Aa/AA 8.2
A/A 12.3
Baa/BBB 10.7
Ba/BB 2.3
B/B 1.0
Non-rated 19.1
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short-Term Bond Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Short-Term Bond Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 3/31/06 0 .67% 1 .61% 1 .39% 0 .26% 0 .26%
Advisor Class 12/4/15 0 .58 1 .54 1 .34
†
0 .35 0 .35
Premier Class 9/30/09 0 .52 1 .45 1 .24 0 .42 0 .42
Retirement Class 3/31/06 0 .52 1 .37 1 .15 0 .51 0 .51
Retail Class 3/31/06 0 .36 1 .31 1 .09 0 .57 0 .57
Class W 9/28/18 0 .94 1 .85
†
1 .51
†
0 .26 0 .00
Bloomberg U.S. 1-3 Year Government/Credit Bond
Index – 0 .26 1 .26 1 .01 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Short-Term Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2023
Net assets $
2.00
billion
Portfolio turnover rate 157%
Number of issues 420
Option-adjusted duration
‡
1.68 years
Average maturity
§
2.37 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Government bonds
40.0
Corporate bonds
33.9
Structured assets
21.2
Bank loan obligations
2.2
Short-term investments,
other assets & liabilities, net 2.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 18.9
1-3 years 54.7
3-5 years 16.0
5-10 years 9.4
Over 10 years 1.0
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
U.S. Treasury & U.S. agency securities* 27.8
Aaa/AAA 7.8
Aa/AA 12.4
A/A 21.7
Baa/BBB 22.2
Ba/BB 4.5
B/B 0.6
Below B/B 0.0
Non-rated 3.0
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short-Term Bond Index Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 invested at Fund's inception
Institutional Class (inception August 7, 2015)
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Short-Term Bond Index Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 8/7/15 0 .24% 1 .18% 0 .95% 0 .09% 0 .09%
Advisor Class 12/4/15 0 .12 1 .03 0 .83
†
0 .20 0 .20
Premier Class 8/7/15 0 .08 1 .03 0 .79 0 .25 0 .25
Retirement Class 8/7/15 - 0 .01 0 .93 0 .70 0 .34 0 .34
Retail Class 8/7/15 - 0 .05 0 .83 0 .61 0 .82 0 .45
Class W 9/28/18 0 .32 1 .27
†
1 .01
†
0 .09 0 .00
Bloomberg U.S. 1-3 Year Government/Credit Bond
Index – 0 .26 1 .26 1 .08
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.

Short-Term Bond Index Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2023
Net assets $
1.57
billion
Portfolio turnover rate 69%
Number of issues 768
Option-adjusted duration
‡
1.87 years
Average maturity
§
2.00 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 3/31/2023
Government bonds
74.4
Corporate bonds
24.9
Short-term investments,
other assets & liabilities, net 0.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
Less than 1 year 2.8
1-3 years 96.7
3-5 years 0.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2023
U.S. Treasury & U.S. agency securities* 67.7
Aaa/AAA 3.9
Aa/AA 4.5
A/A 13.4
Baa/BBB 10.5
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Money Market Fund

Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.
You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus.
The current yield more closely reflects current earnings than does the total return.
Total return Average annual total return Annual operating expenses
*
Money Market Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 7/1/99 2 .60% 1 .30% 0 .79% 0 .13% 0 .13%
Advisor Class 12/4/15 2 .56 1 .30 0 .78
†
0 .23 0 .23
Premier Class 9/30/09 2 .48 1 .21 0 .70 0 .27 0 .27
Retirement Class 3/31/06 2 .48 1 .21 0 .68 0 .38 0 .38
Retail Class 3/31/06 2 .30 1 .10 0 .61 0 .48 0 .48
iMoneyNet Money Fund Averages™—All
Government
§
– 2 .35 1 .12 0 .64 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Teachers Advisors, and its affiliates, have agreed to voluntarily waive a portion of the expenses of the Fund to the extent needed to maintain a non-negative yield. This waiver may be terminated at any time. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed variable-rate notes. You cannot invest directly in it.

Money Market Fund
Fund profile Portfolio composition Net annualized yield
as of 3/31/2023
Net assets $
1.90
billion
Number of issues 94
Sector
% of net assets
as of 3/31/2023
U.S. government agency securities* 34.1
Repurchase agreements 28.5
Variable rate securities, government 27.9
U.S. Treasury securities* 9.8
Other assets & liabilities, net -0.3
Total 100.0
*
These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended March 28, 2023)
‡
Current
yield
Effective
yield
Money Market Fund
Institutional Class 4 .68% 4 .79%
Advisor Class 4 .63 4 .74
Premier Class 4 .57 4 .67
Retirement Class 4 .56 4 .66
Retail Class 4 .38 4 .48
iMoneyNet Money
Fund Averages™—
All Government
§
4 .37 4 .46
The current yield more closely reflects current
earnings than does the total return.
‡
Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.
§
The iMoneyNet Money Fund Averages—All Government
is a simple average of over 500 money market funds
that invest in U.S. Treasuries, U.S. Agencies, repurchase
agreements and government-backed variable-rate
notes. You cannot invest directly in it.

Expense Examples

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( October 1, 2022 – March 31, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
8.1
Bond Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,047.92 $1,047.40 $1,047.13 $1,047.69 $1,047.40 $1,048.27
Expenses incurred during the period*
$0.36 $0.86 $1.12 $1.63 $1.92 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.58 $1,024.09 $1,023.83 $1,023.34 $1,023.06 $1,024.92
Expenses incurred during the period*
$0.35 $0.85 $1.11 $1.61 $1.90 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.07% for
Institutional Class, 0.17% for Advisor Class, 0.22% for Premier Class, 0.32% for Retirement Class, 0.38% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
8.2
Core Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,052.74 $1,050.84 $1,051.95 $1,050.78 $1,050.62 $1,054.24
Expenses incurred during the period*
$1.47 $2.18 $2.24 $2.75 $2.94 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.50 $1,022.81 $1,022.75 $1,022.25 $1,022.06 $1,024.92
Expenses incurred during the period*
$1.45 $2.15 $2.21 $2.71 $2.90 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.29% for
Institutional Class, 0.43% for Advisor Class, 0.44% for Premier Class, 0.54% for Retirement Class, 0.58% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.3
Core Impact Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,044.99 $1,045.84 $1,045.23 $1,043.73 $1,044.83
Expenses incurred during the period*
$1.84 $2.14 $2.73 $3.08 $3.16
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.13 $1,022.84 $1,022.26 $1,021.92 $1,021.85
Expenses incurred during the period*
$1.82 $2.11 $2.70 $3.04 $3.12
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.36% for
Institutional Class, 0.42% for Advisor Class, 0.54% for Premier Class, 0.60% for Retirement Class and 0.62% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.4
Core Plus Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,054.98 $1,053.39 $1,053.05 $1,052.46 $1,052.22 $1,056.55
Expenses incurred during the period*
$1.54 $1.93 $2.31 $2.81 $3.03 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.44 $1,023.05 $1,022.68 $1,022.19 $1,021.98 $1,024.92
Expenses incurred during the period*
$1.51 $1.90 $2.27 $2.77 $2.98 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.30% for
Institutional Class, 0.38% for Advisor Class, 0.45% for Premier Class, 0.55% for Retirement Class, 0.59% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)

8.5
5–15 Year Laddered Tax-Exempt Bond Fund
Share Class
Institutional
Class
Advisor
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,066.13 $1,066.76 $1,064.63
Expenses incurred during the period*
$1.55 $2.00 $2.97
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.43 $1,023.00 $1,022.06
Expenses incurred during the period*
$1.52 $1.96 $2.90
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.30% for
Institutional Class, 0.39% for Advisor Class and 0.58% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement.
Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.6
Green Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,048.19 $1,047.66 $1,047.39 $1,047.31 $1,046.60
Expenses incurred during the period*
$2.09 $2.62 $2.88 $2.96 $3.66
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.89 $1,022.37 $1,022.12 $1,022.04 $1,021.36
Expenses incurred during the period*
$2.07 $2.59 $2.84 $2.92 $3.61
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.41% for
Institutional Class, 0.51% for Advisor Class, 0.56% for Premier Class, 0.58% for Retirement Class and 0.72% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.7
High-Yield Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,081.88 $1,082.55 $1,081.02 $1,081.83 $1,081.45 $1,083.74
Expenses incurred during the period*
$1.81 $2.47 $2.59 $3.11 $3.29 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.19 $1,022.56 $1,022.44 $1,021.94 $1,021.77 $1,024.92
Expenses incurred during the period*
$1.76 $2.40 $2.52 $3.02 $3.19 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.35% for
Institutional Class, 0.48% for Advisor Class, 0.50% for Premier Class, 0.60% for Retirement Class, 0.63% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
8.8
Inflation-Linked Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,043.80 $1,043.53 $1,042.50 $1,041.80 $1,042.37 $1,044.42
Expenses incurred during the period*
$1.19 $1.70 $1.96 $2.46 $2.69 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.76 $1,023.27 $1,023.01 $1,022.52 $1,022.29 $1,024.92
Expenses incurred during the period*
$1.18 $1.68 $1.94 $2.43 $2.67 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.23% for
Institutional Class, 0.33% for Advisor Class, 0.38% for Premier Class, 0.48% for Retirement Class, 0.53% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.9
Short Duration Impact Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.42 $1,025.01 $1,024.64 $1,024.15 $1,024.00
Expenses incurred during the period*
$1.74 $1.81 $2.50 $2.98 $3.12
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.22 $1,023.14 $1,022.47 $1,021.98 $1,021.84
Expenses incurred during the period*
$1.73 $1.81 $2.49 $2.98 $3.12
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.34% for
Institutional Class, 0.36% for Advisor Class, 0.49% for Premier Class, 0.59% for Retirement Class and 0.62% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
9.01
Short-Term Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,027.32 $1,027.93 $1,026.53 $1,027.09 $1,026.81 $1,028.73
Expenses incurred during the period*
$1.40 $1.83 $2.17 $2.66 $2.93 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.55 $1,023.13 $1,022.79 $1,022.31 $1,022.04 $1,024.92
Expenses incurred during the period*
$1.40 $1.82 $2.17 $2.66 $2.93 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.28% for
Institutional Class, 0.36% for Advisor Class, 0.43% for Premier Class, 0.53% for Retirement Class, 0.58% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)

9.1
Short-Term Bond Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.21 $1,023.62 $1,023.41 $1,022.94 $1,022.60 $1,024.57
Expenses incurred during the period*
$0.37 $0.97 $1.18 $1.63 $1.97 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.57 $1,023.97 $1,023.77 $1,023.32 $1,022.98 $1,024.92
Expenses incurred during the period*
$0.37 $0.97 $1.18 $1.63 $1.97 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.07% for
Institutional Class, 0.19% for Advisor Class, 0.23% for Premier Class, 0.32% for Retirement Class, 0.39% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
9.2
Money Market Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,019.66 $1,019.45 $1,019.10 $1,019.06 $1,018.17
Expenses incurred during the period*
$0.60 $0.80 $1.21 $1.21 $2.09
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.33 $1,024.14 $1,023.73 $1,023.73 $1,022.86
Expenses incurred during the period*
$0.60 $0.80 $1.21 $1.21 $2.09
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.12% for
Institutional Class, 0.16% for Advisor Class, 0.24% for Premier Class, 0.24% for Retirement Class and 0.42% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF
Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green
Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF
Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund and TIAA-CREF Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Bond
Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF 5-15 Year
Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund,
TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund and TIAA-CREF
Money Market Fund (twelve of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of March
31, 2023, the related statements of operations for the year ended March 31, 2023, the statement of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
May 25, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Bond Index Fund March 31, 2023
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 99.5%
CORPORATE BONDS - 24.7%
AUTOMOBILES & COMPONENTS - 0.1%
$ 100,000 Aptiv plc 4.350% 03/15/29 $ 96,442
600,000 Aptiv plc 3.250 03/01/32 522,548
100,000 Aptiv plc 4.400 10/01/46 78,639
575,000 Aptiv plc 5.400 03/15/49 514,832
1,500,000 Aptiv plc 3.100 12/01/51 950,619
1,000,000 Aptiv plc 4.150 05/01/52 784,583
200,000 BorgWarner, Inc 3.375 03/15/25 194,023
1,650,000 BorgWarner, Inc 2.650 07/01/27 1,512,820
200,000 BorgWarner, Inc 4.375 03/15/45 160,907
500,000 General Motors Co 6.125 10/01/25 509,441
500,000 General Motors Co 6.800 10/01/27 528,774
700,000 General Motors Co 5.000 10/01/28 689,713
375,000 General Motors Co 5.400 10/15/29 371,583
450,000 General Motors Co 5.600 10/15/32 440,586
900,000 General Motors Co 6.600 04/01/36 926,556
700,000 General Motors Co 5.150 04/01/38 631,142
150,000 General Motors Co 6.250 10/02/43 144,179
175,000 General Motors Co 5.200 04/01/45 147,408
350,000 General Motors Co 6.750 04/01/46 353,897
500,000 General Motors Co 5.400 04/01/48 429,196
900,000 General Motors Co 5.950 04/01/49 835,671
175,000 e Harley-Davidson, Inc 3.500 07/28/25 167,169
200,000 e Harley-Davidson, Inc 4.625 07/28/45 158,519
326,000 Lear Corp 3.800 09/15/27 309,137
400,000 Lear Corp 4.250 05/15/29 378,354
500,000 Lear Corp 3.500 05/30/30 437,742
600,000 Lear Corp 2.600 01/15/32 469,391
550,000 e Lear Corp 5.250 05/15/49 485,507
1,000,000 Lear Corp 3.550 01/15/52 656,190
300,000 Magna International, Inc 3.625 06/15/24 294,651
600,000 Magna International, Inc 4.150 10/01/25 587,141
175,000 Magna International, Inc 2.450 06/15/30 148,488
2,000,000 Magna International, Inc 5.500 03/21/33 2,074,505
1,000,000 Toyota Motor Corp 1.339 03/25/26 913,482
300,000 e Toyota Motor Corp 3.669 07/20/28 292,193
1,000,000 e Toyota Motor Corp 2.362 03/25/31 871,177
650,000 Toyota Motor Credit Corp 2.150 02/13/30 570,299
TOTAL AUTOMOBILES & COMPONENTS 19,637,504
BANKS - 4.2%
2,000,000 Asian Development Bank 4.000 01/12/33 2,046,895
525,000 Australia & New Zealand Banking Group Ltd 3.700 11/16/25 511,828
1,000,000 Australia & New Zealand Banking Group Ltd 5.088 12/08/25 1,008,025
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 0.875 09/18/23 977,272
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1.125 09/18/25 900,554
1,000,000 e Banco Bilbao Vizcaya Argentaria S.A. 6.138 09/14/28 1,016,106
1,000,000 Banco Santander S.A. 3.892 05/24/24 977,813
800,000 Banco Santander S.A. 2.706 06/27/24 772,573
600,000 Banco Santander S.A. 2.746 05/28/25 565,856
400,000 Banco Santander S.A. 5.179 11/19/25 391,262
1,600,000 Banco Santander S.A. 1.849 03/25/26 1,435,156
600,000 Banco Santander S.A. 4.250 04/11/27 566,800
1,600,000 Banco Santander S.A. 5.294 08/18/27 1,574,788
1,200,000 Banco Santander S.A. 1.722 09/14/27 1,047,362
675,000 Banco Santander S.A. 3.800 02/23/28 624,270
1,000,000 Banco Santander S.A. 4.175 03/24/28 938,280

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,800,000 Banco Santander S.A. 4.379% 04/12/28 $ 1,699,997
600,000 Banco Santander S.A. 3.306 06/27/29 535,036
400,000 Banco Santander S.A. 3.490 05/28/30 349,262
2,000,000 Banco Santander S.A. 2.749 12/03/30 1,560,096
1,000,000 e Banco Santander S.A. 2.958 03/25/31 822,096
2,000,000 Banco Santander S.A. 3.225 11/22/32 1,557,011
10,300,000 Bank of America Corp 3.458 03/15/25 10,083,031
3,550,000 Bank of America Corp 3.950 04/21/25 3,434,774
2,000,000 Bank of America Corp 3.841 04/25/25 1,963,269
3,000,000 Bank of America Corp 0.981 09/25/25 2,799,269
3,000,000 Bank of America Corp 3.093 10/01/25 2,886,627
725,000 Bank of America Corp 2.456 10/22/25 690,165
4,000,000 Bank of America Corp 3.366 01/23/26 3,846,949
3,000,000 Bank of America Corp 2.015 02/13/26 2,810,703
5,000,000 Bank of America Corp 1.319 06/19/26 4,570,547
2,000,000 Bank of America Corp 4.827 07/22/26 1,976,678
4,500,000 Bank of America Corp 1.197 10/24/26 4,041,373
5,000,000 Bank of America Corp 1.658 03/11/27 4,526,867
7,800,000 Bank of America Corp 3.559 04/23/27 7,408,456
4,500,000 Bank of America Corp 1.734 07/22/27 4,035,197
2,000,000 Bank of America Corp 2.551 02/04/28 1,819,188
3,000,000 Bank of America Corp 4.376 04/27/28 2,900,930
3,000,000 Bank of America Corp 6.204 11/10/28 3,136,145
5,690,000 Bank of America Corp 3.419 12/20/28 5,286,653
2,250,000 Bank of America Corp 3.970 03/05/29 2,130,138
3,000,000 Bank of America Corp 2.087 06/14/29 2,583,636
1,400,000 Bank of America Corp 4.271 07/23/29 1,348,033
3,075,000 Bank of America Corp 3.974 02/07/30 2,874,140
1,675,000 Bank of America Corp 3.194 07/23/30 1,488,689
1,050,000 Bank of America Corp 2.884 10/22/30 913,324
4,000,000 Bank of America Corp 2.496 02/13/31 3,387,720
1,750,000 Bank of America Corp 2.592 04/29/31 1,482,008
3,000,000 Bank of America Corp 1.898 07/23/31 2,405,847
3,000,000 Bank of America Corp 1.922 10/24/31 2,392,754
3,000,000 Bank of America Corp 2.651 03/11/32 2,504,462
4,000,000 Bank of America Corp 2.687 04/22/32 3,338,096
5,000,000 Bank of America Corp 2.299 07/21/32 4,029,487
3,000,000 Bank of America Corp 2.572 10/20/32 2,451,939
2,000,000 Bank of America Corp 2.972 02/04/33 1,684,082
2,000,000 Bank of America Corp 4.571 04/27/33 1,903,800
2,000,000 e Bank of America Corp 5.015 07/22/33 1,977,855
4,000,000 Bank of America Corp 2.482 09/21/36 3,037,708
1,500,000 Bank of America Corp 6.110 01/29/37 1,578,122
3,000,000 Bank of America Corp 3.846 03/08/37 2,557,467
4,500,000 Bank of America Corp 4.078 04/23/40 3,912,565
6,000,000 Bank of America Corp 2.676 06/19/41 4,240,766
4,000,000 Bank of America Corp 3.311 04/22/42 3,094,127
1,500,000 Bank of America Corp 5.000 01/21/44 1,439,585
2,800,000 Bank of America Corp 4.443 01/20/48 2,480,296
3,000,000 Bank of America Corp 3.946 01/23/49 2,430,404
1,000,000 Bank of America Corp 2.831 10/24/51 652,036
1,950,000 Bank of America Corp 3.483 03/13/52 1,465,014
2,000,000 Bank of America Corp 2.972 07/21/52 1,345,734
1,000,000 Bank of Montreal 2.500 06/28/24 966,666
750,000 Bank of Montreal 1.850 05/01/25 702,441
1,500,000 Bank of Montreal 1.250 09/15/26 1,325,648
1,000,000 Bank of Montreal 0.949 01/22/27 893,457
2,000,000 Bank of Montreal 2.650 03/08/27 1,847,019
4,000,000 Bank of Montreal 4.700 09/14/27 3,956,226
2,000,000 Bank of Montreal 5.203 02/01/28 2,016,350

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 425,000 Bank of Montreal 3.803% 12/15/32 $ 383,761
2,000,000 Bank of Montreal 3.088 01/10/37 1,607,556
775,000 Bank of New York Mellon Corp 5.802 10/25/28 807,337
1,000,000 Bank of New York Mellon Corp 5.834 10/25/33 1,067,871
750,000 e Bank of Nova Scotia 2.200 02/03/25 712,772
1,500,000 Bank of Nova Scotia 3.450 04/11/25 1,455,038
2,000,000 Bank of Nova Scotia 1.300 06/11/25 1,844,253
1,550,000 Bank of Nova Scotia 4.500 12/16/25 1,520,038
2,000,000 Bank of Nova Scotia 1.050 03/02/26 1,794,785
2,000,000 e Bank of Nova Scotia 1.350 06/24/26 1,783,842
1,000,000 Bank of Nova Scotia 2.700 08/03/26 928,664
3,000,000 Bank of Nova Scotia 1.300 09/15/26 2,647,483
1,000,000 Bank of Nova Scotia 2.450 02/02/32 824,401
750,000 Bank of Nova Scotia 4.588 05/04/37 661,099
525,000 Barclays plc 4.338 05/16/24 523,724
200,000 Barclays plc 4.375 09/11/24 192,690
2,000,000 Barclays plc 1.007 12/10/24 1,927,213
1,425,000 Barclays plc 3.650 03/16/25 1,361,291
2,750,000 Barclays plc 3.932 05/07/25 2,675,281
975,000 Barclays plc 4.375 01/12/26 940,367
2,000,000 Barclays plc 2.852 05/07/26 1,867,896
800,000 Barclays plc 5.200 05/12/26 765,135
1,000,000 Barclays plc 7.325 11/02/26 1,024,085
2,000,000 Barclays plc 2.279 11/24/27 1,756,494
700,000 Barclays plc 4.337 01/10/28 666,575
1,975,000 Barclays plc 4.836 05/09/28 1,861,849
1,500,000 Barclays plc 7.385 11/02/28 1,589,915
1,500,000 Barclays plc 4.972 05/16/29 1,446,810
1,000,000 Barclays plc 5.088 06/20/30 925,261
2,000,000 Barclays plc 2.645 06/24/31 1,607,629
1,500,000 Barclays plc 2.667 03/10/32 1,181,997
2,000,000 Barclays plc 2.894 11/24/32 1,603,679
1,300,000 Barclays plc 5.746 08/09/33 1,273,536
2,500,000 Barclays plc 7.437 11/02/33 2,763,270
1,750,000 Barclays plc 3.564 09/23/35 1,372,624
1,000,000 Barclays plc 3.811 03/10/42 714,449
775,000 Barclays plc 5.250 08/17/45 740,543
500,000 BBVA USA 3.875 04/10/25 483,373
1,500,000 BHP Billiton Finance USA Ltd 4.750 02/28/28 1,518,155
1,500,000 BHP Billiton Finance USA Ltd 4.900 02/28/33 1,530,351
750,000 Canadian Imperial Bank of Commerce 3.100 04/02/24 732,602
1,000,000 Canadian Imperial Bank of Commerce 2.250 01/28/25 950,404
1,000,000 Canadian Imperial Bank of Commerce 3.945 08/04/25 971,970
1,000,000 Canadian Imperial Bank of Commerce 0.950 10/23/25 905,304
1,000,000 Canadian Imperial Bank of Commerce 1.250 06/22/26 888,994
1,500,000 Canadian Imperial Bank of Commerce 3.450 04/07/27 1,418,100
1,500,000 e Canadian Imperial Bank of Commerce 3.600 04/07/32 1,365,418
1,500,000 Citigroup, Inc 4.044 06/01/24 1,494,908
500,000 Citigroup, Inc 4.000 08/05/24 491,376
7,500,000 Citigroup, Inc 3.352 04/24/25 7,309,513
2,000,000 Citigroup, Inc 0.981 05/01/25 1,900,023
1,000,000 Citigroup, Inc 3.700 01/12/26 967,682
750,000 Citigroup, Inc 4.600 03/09/26 734,380
3,000,000 Citigroup, Inc 3.106 04/08/26 2,868,108
3,000,000 Citigroup, Inc 5.610 09/29/26 3,022,358
1,100,000 Citigroup, Inc 4.300 11/20/26 1,064,002
4,000,000 Citigroup, Inc 1.122 01/28/27 3,565,634
5,000,000 Citigroup, Inc 1.462 06/09/27 4,439,363
1,500,000 Citigroup, Inc 4.450 09/29/27 1,454,547
5,000,000 Citigroup, Inc 3.070 02/24/28 4,648,550

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,000,000 Citigroup, Inc 4.658% 05/24/28 $ 2,962,098
1,000,000 Citigroup, Inc 3.668 07/24/28 947,401
2,025,000 Citigroup, Inc 4.125 07/25/28 1,911,752
4,000,000 Citigroup, Inc 4.075 04/23/29 3,813,419
1,750,000 Citigroup, Inc 3.980 03/20/30 1,630,895
5,000,000 Citigroup, Inc 2.666 01/29/31 4,267,541
2,200,000 Citigroup, Inc 4.412 03/31/31 2,089,277
6,000,000 Citigroup, Inc 2.572 06/03/31 5,062,256
5,000,000 Citigroup, Inc 2.561 05/01/32 4,148,276
175,000 Citigroup, Inc 6.625 06/15/32 187,786
875,000 Citigroup, Inc 2.520 11/03/32 712,302
4,000,000 Citigroup, Inc 3.057 01/25/33 3,385,060
1,000,000 Citigroup, Inc 3.785 03/17/33 896,307
1,775,000 Citigroup, Inc 4.910 05/24/33 1,742,221
3,000,000 Citigroup, Inc 6.270 11/17/33 3,244,514
750,000 Citigroup, Inc 3.878 01/24/39 636,456
325,000 Citigroup, Inc 8.125 07/15/39 418,941
350,000 Citigroup, Inc 5.875 01/30/42 369,902
2,000,000 Citigroup, Inc 2.904 11/03/42 1,430,539
400,000 Citigroup, Inc 6.675 09/13/43 446,186
125,000 Citigroup, Inc 5.300 05/06/44 118,887
675,000 Citigroup, Inc 4.650 07/30/45 614,217
3,075,000 Citigroup, Inc 4.750 05/18/46 2,722,695
4,075,000 Citigroup, Inc 4.650 07/23/48 3,776,526
350,000 Citizens Bank NA 2.250 04/28/25 313,667
250,000 Citizens Bank NA 3.750 02/18/26 228,650
1,000,000 Citizens Bank NA 4.575 08/09/28 907,924
500,000 Citizens Financial Group, Inc 2.850 07/27/26 426,349
200,000 Citizens Financial Group, Inc 2.500 02/06/30 158,089
450,000 e Citizens Financial Group, Inc 3.250 04/30/30 372,859
850,000 Citizens Financial Group, Inc 2.638 09/30/32 609,349
500,000 Citizens Financial Group, Inc 5.641 05/21/37 457,159
500,000 Comerica Bank 2.500 07/23/24 461,645
200,000 Comerica Bank 4.000 07/27/25 163,324
1,000,000 Comerica Bank 5.332 08/25/33 867,459
550,000 Comerica, Inc 4.000 02/01/29 434,575
1,500,000 Commonwealth Bank of Australia 5.316 03/13/26 1,525,428
300,000 Cooperatieve Rabobank UA 3.875 08/22/24 295,391
2,050,000 Cooperatieve Rabobank UA 3.375 05/21/25 1,975,997
600,000 Cooperatieve Rabobank UA 4.375 08/04/25 580,315
2,700,000 Cooperatieve Rabobank UA 3.750 07/21/26 2,554,148
550,000 Cooperatieve Rabobank UA 5.250 05/24/41 584,996
1,400,000 Cooperatieve Rabobank UA 5.750 12/01/43 1,423,390
600,000 Cooperatieve Rabobank UA 5.250 08/04/45 562,649
1,350,000 Discover Bank 4.200 08/08/23 1,337,559
1,000,000 Discover Bank 2.450 09/12/24 947,842
200,000 Discover Bank 4.250 03/13/26 189,840
1,125,000 Discover Bank 3.450 07/27/26 1,038,576
300,000 Discover Bank 4.682 08/09/28 274,581
350,000 Discover Bank 4.650 09/13/28 330,959
325,000 Discover Bank 2.700 02/06/30 263,454
450,000 Fifth Third Bancorp 4.300 01/16/24 439,708
300,000 Fifth Third Bancorp 2.550 05/05/27 258,570
1,000,000 Fifth Third Bancorp 1.707 11/01/27 844,745
500,000 Fifth Third Bancorp 3.950 03/14/28 451,264
1,000,000 Fifth Third Bancorp 4.055 04/25/28 915,219
1,000,000 Fifth Third Bancorp 6.361 10/27/28 1,006,559
1,000,000 Fifth Third Bancorp 4.772 07/28/30 924,814
140,000 Fifth Third Bancorp 8.250 03/01/38 157,691
300,000 Fifth Third Bank 3.950 07/28/25 282,312

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,400,000 Fifth Third Bank 3.850% 03/15/26 $ 2,193,516
1,000,000 Fifth Third Bank 2.250 02/01/27 878,400
500,000 First Citizens BancShares, Inc 3.375 03/15/30 461,003
500,000 First Horizon Bank 5.750 05/01/30 469,821
500,000 First Horizon National Corp 4.000 05/26/25 466,114
33,000 HSBC Bank USA NA 7.000 01/15/39 36,085
2,625,000 HSBC Holdings plc 4.250 03/14/24 2,556,524
850,000 HSBC Holdings plc 0.976 05/24/25 799,926
450,000 HSBC Holdings plc 4.250 08/18/25 427,952
2,000,000 HSBC Holdings plc 2.633 11/07/25 1,892,316
1,875,000 HSBC Holdings plc 4.300 03/08/26 1,813,497
825,000 HSBC Holdings plc 1.645 04/18/26 753,430
2,475,000 HSBC Holdings plc 3.900 05/25/26 2,348,465
1,500,000 HSBC Holdings plc 2.099 06/04/26 1,377,420
1,100,000 HSBC Holdings plc 4.292 09/12/26 1,053,300
450,000 HSBC Holdings plc 4.375 11/23/26 429,258
4,000,000 HSBC Holdings plc 1.589 05/24/27 3,525,344
3,000,000 HSBC Holdings plc 2.251 11/22/27 2,660,335
3,925,000 HSBC Holdings plc 4.041 03/13/28 3,680,589
1,500,000 HSBC Holdings plc 4.755 06/09/28 1,452,755
1,500,000 HSBC Holdings plc 5.210 08/11/28 1,484,706
5,000,000 HSBC Holdings plc 2.013 09/22/28 4,283,196
1,575,000 HSBC Holdings plc 7.390 11/03/28 1,676,325
975,000 HSBC Holdings plc 6.161 03/09/29 1,002,397
2,500,000 HSBC Holdings plc 4.583 06/19/29 2,372,590
1,600,000 HSBC Holdings plc 2.206 08/17/29 1,341,583
4,000,000 HSBC Holdings plc 3.973 05/22/30 3,608,796
3,000,000 HSBC Holdings plc 2.848 06/04/31 2,520,096
750,000 HSBC Holdings plc 2.357 08/18/31 604,642
2,350,000 HSBC Holdings plc 2.804 05/24/32 1,919,018
3,500,000 HSBC Holdings plc 2.871 11/22/32 2,838,296
1,500,000 HSBC Holdings plc 4.762 03/29/33 1,355,830
1,825,000 HSBC Holdings plc 5.402 08/11/33 1,803,840
2,000,000 HSBC Holdings plc 8.113 11/03/33 2,239,850
2,000,000 HSBC Holdings plc 6.254 03/09/34 2,090,967
300,000 HSBC Holdings plc 6.500 05/02/36 303,290
2,700,000 HSBC Holdings plc 6.500 09/15/37 2,651,180
200,000 HSBC Holdings plc 6.800 06/01/38 207,535
550,000 HSBC Holdings plc 6.100 01/14/42 588,725
2,000,000 HSBC Holdings plc 6.332 03/09/44 2,112,363
1,175,000 HSBC Holdings plc 5.250 03/14/44 1,053,457
1,250,000 HSBC USA, Inc 3.500 06/23/24 1,217,207
500,000 Huntington Bancshares, Inc 4.000 05/15/25 471,893
1,000,000 Huntington Bancshares, Inc 4.443 08/04/28 917,291
1,000,000 Huntington Bancshares, Inc 2.550 02/04/30 793,619
500,000 e Huntington Bancshares, Inc 5.023 05/17/33 455,129
500,000 Huntington Bancshares, Inc 2.487 08/15/36 351,290
1,000,000 Huntington National Bank 4.552 05/17/28 942,172
1,500,000 Huntington National Bank 5.650 01/10/30 1,437,398
4,750,000 Industrial & Commercial Bank of China Ltd 3.538 11/08/27 4,616,721
1,200,000 ING Groep NV 4.100 10/02/23 1,188,701
575,000 ING Groep NV 3.550 04/09/24 562,752
1,250,000 ING Groep NV 3.950 03/29/27 1,194,581
1,500,000 ING Groep NV 1.726 04/01/27 1,332,525
600,000 ING Groep NV 4.017 03/28/28 567,462
1,500,000 ING Groep NV 4.550 10/02/28 1,438,484
1,325,000 ING Groep NV 4.050 04/09/29 1,233,745
475,000 ING Groep NV 2.727 04/01/32 391,343
300,000 e ING Groep NV 4.252 03/28/33 273,981
3,000,000 Inter-American Development Bank 4.000 01/12/28 3,033,930

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 JPMorgan Chase & Co 3.375% 05/01/23 $ 499,000
1,525,000 JPMorgan Chase & Co 3.625 05/13/24 1,505,638
2,675,000 JPMorgan Chase & Co 3.875 09/10/24 2,629,368
625,000 JPMorgan Chase & Co 3.125 01/23/25 605,028
1,200,000 JPMorgan Chase & Co 3.220 03/01/25 1,174,299
2,125,000 JPMorgan Chase & Co 3.900 07/15/25 2,090,931
2,000,000 JPMorgan Chase & Co 2.301 10/15/25 1,912,465
6,000,000 JPMorgan Chase & Co 5.546 12/15/25 6,041,048
2,500,000 JPMorgan Chase & Co 2.595 02/24/26 2,369,246
2,000,000 JPMorgan Chase & Co 2.005 03/13/26 1,884,898
3,125,000 JPMorgan Chase & Co 3.300 04/01/26 3,013,385
2,000,000 JPMorgan Chase & Co 2.083 04/22/26 1,871,464
4,000,000 JPMorgan Chase & Co 4.080 04/26/26 3,927,141
1,450,000 JPMorgan Chase & Co 3.200 06/15/26 1,389,483
1,000,000 JPMorgan Chase & Co 2.950 10/01/26 944,390
4,000,000 JPMorgan Chase & Co 1.045 11/19/26 3,569,473
1,350,000 JPMorgan Chase & Co 4.125 12/15/26 1,318,047
2,450,000 JPMorgan Chase & Co 3.960 01/29/27 2,379,269
4,000,000 JPMorgan Chase & Co 1.040 02/04/27 3,570,410
5,200,000 JPMorgan Chase & Co 1.578 04/22/27 4,672,067
3,000,000 JPMorgan Chase & Co 1.470 09/22/27 2,645,726
250,000 JPMorgan Chase & Co 4.250 10/01/27 245,956
325,000 JPMorgan Chase & Co 3.625 12/01/27 310,667
1,375,000 JPMorgan Chase & Co 3.782 02/01/28 1,314,712
1,000,000 JPMorgan Chase & Co 2.947 02/24/28 926,781
4,000,000 JPMorgan Chase & Co 4.323 04/26/28 3,901,872
425,000 JPMorgan Chase & Co 3.540 05/01/28 401,811
6,000,000 JPMorgan Chase & Co 2.182 06/01/28 5,374,543
1,000,000 JPMorgan Chase & Co 4.851 07/25/28 998,210
3,000,000 JPMorgan Chase & Co 2.069 06/01/29 2,603,067
2,050,000 JPMorgan Chase & Co 4.203 07/23/29 1,980,438
1,750,000 JPMorgan Chase & Co 4.452 12/05/29 1,699,796
4,500,000 JPMorgan Chase & Co 3.702 05/06/30 4,183,138
1,500,000 JPMorgan Chase & Co 4.565 06/14/30 1,460,161
2,000,000 JPMorgan Chase & Co 2.522 04/22/31 1,709,735
1,425,000 JPMorgan Chase & Co 2.956 05/13/31 1,231,786
5,000,000 JPMorgan Chase & Co 1.764 11/19/31 3,968,302
2,250,000 JPMorgan Chase & Co 1.953 02/04/32 1,810,127
3,000,000 JPMorgan Chase & Co 2.580 04/22/32 2,524,956
3,000,000 JPMorgan Chase & Co 2.545 11/08/32 2,487,284
6,000,000 JPMorgan Chase & Co 2.963 01/25/33 5,130,303
2,000,000 JPMorgan Chase & Co 4.586 04/26/33 1,936,650
2,000,000 JPMorgan Chase & Co 4.912 07/25/33 1,987,890
4,000,000 JPMorgan Chase & Co 5.717 09/14/33 4,097,435
958,000 JPMorgan Chase & Co 5.500 10/15/40 989,740
2,000,000 JPMorgan Chase & Co 3.109 04/22/41 1,527,635
4,500,000 JPMorgan Chase & Co 2.525 11/19/41 3,105,956
2,500,000 JPMorgan Chase & Co 3.157 04/22/42 1,899,615
1,000,000 JPMorgan Chase & Co 5.625 08/16/43 1,031,801
1,800,000 JPMorgan Chase & Co 4.950 06/01/45 1,710,434
2,050,000 JPMorgan Chase & Co 4.260 02/22/48 1,781,937
1,000,000 JPMorgan Chase & Co 4.032 07/24/48 840,715
4,500,000 JPMorgan Chase & Co 3.964 11/15/48 3,719,771
1,750,000 JPMorgan Chase & Co 3.897 01/23/49 1,432,289
2,000,000 JPMorgan Chase & Co 3.109 04/22/51 1,415,485
1,500,000 JPMorgan Chase & Co 3.328 04/22/52 1,098,483
750,000 e JPMorgan Chase & Co 6.000 N/A‡ 734,062
750,000 KeyBank NA 3.300 06/01/25 699,427
300,000 KeyBank NA 3.400 05/20/26 269,278
1,000,000 KeyBank NA 5.850 11/15/27 983,257

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 KeyBank NA 3.180% 12/14/27 $ 912,918
250,000 KeyBank NA 3.900 04/13/29 212,787
1,500,000 KeyBank NA 4.900 08/08/32 1,316,883
625,000 KeyBank NA 5.000 01/26/33 580,651
200,000 KeyCorp 4.150 10/29/25 187,714
500,000 KeyCorp 4.100 04/30/28 448,671
1,000,000 KeyCorp 2.550 10/01/29 799,030
300,000 KeyCorp 4.789 06/01/33 268,596
1,800,000 Lloyds Banking Group plc 3.900 03/12/24 1,764,601
2,750,000 Lloyds Banking Group plc 4.500 11/04/24 2,664,942
1,375,000 Lloyds Banking Group plc 4.450 05/08/25 1,337,318
325,000 Lloyds Banking Group plc 4.582 12/10/25 306,738
1,000,000 Lloyds Banking Group plc 2.438 02/05/26 937,646
1,000,000 Lloyds Banking Group plc 3.511 03/18/26 951,470
225,000 Lloyds Banking Group plc 4.650 03/24/26 213,602
1,250,000 Lloyds Banking Group plc 4.716 08/11/26 1,216,829
500,000 Lloyds Banking Group plc 3.750 01/11/27 467,361
2,000,000 Lloyds Banking Group plc 1.627 05/11/27 1,757,206
1,000,000 Lloyds Banking Group plc 3.750 03/18/28 928,585
500,000 Lloyds Banking Group plc 4.375 03/22/28 474,581
700,000 Lloyds Banking Group plc 4.550 08/16/28 664,829
1,825,000 Lloyds Banking Group plc 3.574 11/07/28 1,668,789
500,000 Lloyds Banking Group plc 5.871 03/06/29 504,118
1,250,000 Lloyds Banking Group plc 4.976 08/11/33 1,196,667
1,500,000 Lloyds Banking Group plc 7.953 11/15/33 1,659,183
1,550,000 Lloyds Banking Group plc 4.344 01/09/48 1,205,064
1,500,000 M&T Bank Corp 5.053 01/27/34 1,392,894
1,100,000 Manufacturers & Traders Trust Co 2.900 02/06/25 1,026,635
1,000,000 Manufacturers & Traders Trust Co 5.400 11/21/25 965,619
1,000,000 Manufacturers & Traders Trust Co 4.700 01/27/28 936,767
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.801 07/18/24 964,634
2,000,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 1,884,244
1,625,000 Mitsubishi UFJ Financial Group, Inc 3.777 03/02/25 1,579,870
2,500,000 Mitsubishi UFJ Financial Group, Inc 1.412 07/17/25 2,292,709
3,000,000 Mitsubishi UFJ Financial Group, Inc 0.953 07/19/25 2,824,864
750,000 Mitsubishi UFJ Financial Group, Inc 0.962 10/11/25 698,502
207,000 Mitsubishi UFJ Financial Group, Inc 3.850 03/01/26 198,586
225,000 Mitsubishi UFJ Financial Group, Inc 2.757 09/13/26 207,531
650,000 e Mitsubishi UFJ Financial Group, Inc 3.677 02/22/27 624,806
2,000,000 Mitsubishi UFJ Financial Group, Inc 1.538 07/20/27 1,770,022
700,000 Mitsubishi UFJ Financial Group, Inc 3.287 07/25/27 654,014
750,000 Mitsubishi UFJ Financial Group, Inc 1.640 10/13/27 658,999
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.341 01/19/28 897,965
1,000,000 Mitsubishi UFJ Financial Group, Inc 3.961 03/02/28 962,178
1,000,000 Mitsubishi UFJ Financial Group, Inc 4.080 04/19/28 957,375
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.017 07/20/28 992,511
300,000 e Mitsubishi UFJ Financial Group, Inc 4.050 09/11/28 292,259
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.354 09/13/28 1,003,208
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.422 02/22/29 2,523,460
1,250,000 Mitsubishi UFJ Financial Group, Inc 3.741 03/07/29 1,169,051
1,000,000 Mitsubishi UFJ Financial Group, Inc 3.195 07/18/29 893,125
1,500,000 Mitsubishi UFJ Financial Group, Inc 2.559 02/25/30 1,276,985
1,250,000 Mitsubishi UFJ Financial Group, Inc 2.048 07/17/30 1,021,615
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.475 02/22/31 2,517,851
1,700,000 Mitsubishi UFJ Financial Group, Inc 2.309 07/20/32 1,361,601
500,000 Mitsubishi UFJ Financial Group, Inc 2.494 10/13/32 403,624
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.852 01/19/33 824,761
1,000,000 e Mitsubishi UFJ Financial Group, Inc 4.315 04/19/33 920,450
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.133 07/20/33 990,296
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.472 09/13/33 1,007,920

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,500,000 Mitsubishi UFJ Financial Group, Inc 5.441% 02/22/34 $ 2,526,115
300,000 Mitsubishi UFJ Financial Group, Inc 4.286 07/26/38 278,443
500,000 e Mitsubishi UFJ Financial Group, Inc 4.153 03/07/39 442,773
1,425,000 Mitsubishi UFJ Financial Group, Inc 3.751 07/18/39 1,222,046
500,000 Mizuho Financial Group, Inc 2.555 09/13/25 477,308
500,000 Mizuho Financial Group, Inc 2.226 05/25/26 466,301
200,000 Mizuho Financial Group, Inc 3.663 02/28/27 190,909
1,000,000 Mizuho Financial Group, Inc 1.234 05/22/27 879,969
1,000,000 Mizuho Financial Group, Inc 1.554 07/09/27 882,856
725,000 Mizuho Financial Group, Inc 4.018 03/05/28 686,297
1,000,000 Mizuho Financial Group, Inc 5.667 05/27/29 1,014,090
625,000 Mizuho Financial Group, Inc 4.254 09/11/29 592,094
1,000,000 Mizuho Financial Group, Inc 3.261 05/22/30 885,340
1,000,000 Mizuho Financial Group, Inc 3.153 07/16/30 879,152
500,000 Mizuho Financial Group, Inc 2.869 09/13/30 429,786
500,000 Mizuho Financial Group, Inc 2.591 05/25/31 416,549
1,000,000 Mizuho Financial Group, Inc 5.739 05/27/31 1,020,109
1,000,000 Mizuho Financial Group, Inc 2.201 07/10/31 809,109
1,000,000 Mizuho Financial Group, Inc 1.979 09/08/31 788,343
700,000 Mizuho Financial Group, Inc 2.564 09/13/31 551,168
1,000,000 Mizuho Financial Group, Inc 2.172 05/22/32 783,985
500,000 e Mizuho Financial Group, Inc 2.260 07/09/32 393,928
1,000,000 Mizuho Financial Group, Inc 5.669 09/13/33 1,014,720
1,000,000 Mizuho Financial Group, Inc 5.754 05/27/34 1,022,855
1,500,000 National Australia Bank Ltd 5.132 11/22/24 1,509,633
300,000 National Australia Bank Ltd 3.375 01/14/26 290,198
750,000 National Australia Bank Ltd 2.500 07/12/26 699,596
1,000,000 National Australia Bank Ltd 3.905 06/09/27 968,804
2,000,000 National Australia Bank Ltd 4.944 01/12/28 2,024,980
1,000,000 National Bank of Canada 0.750 08/06/24 942,337
800,000 Natwest Group plc 1.642 06/14/27 705,348
800,000 Natwest Group plc 3.032 11/28/35 609,376
2,000,000 NatWest Group plc 7.472 11/10/26 2,066,860
700,000 NatWest Group plc 5.516 09/30/28 693,590
1,500,000 NatWest Group plc 6.016 03/02/34 1,553,714
725,000 Northern Trust Corp 4.000 05/10/27 710,249
500,000 Northern Trust Corp 6.125 11/02/32 533,061
300,000 People's United Bank NA 4.000 07/15/24 292,868
600,000 PNC Bank NA 2.950 02/23/25 572,520
550,000 PNC Bank NA 3.250 06/01/25 524,902
903,000 PNC Bank NA 4.050 07/26/28 855,612
475,000 PNC Bank NA 2.700 10/22/29 407,974
300,000 PNC Financial Services Group, Inc 3.900 04/29/24 293,678
500,000 PNC Financial Services Group, Inc 2.200 11/01/24 475,358
1,500,000 PNC Financial Services Group, Inc 2.600 07/23/26 1,386,055
3,000,000 PNC Financial Services Group, Inc 1.150 08/13/26 2,635,415
300,000 PNC Financial Services Group, Inc 3.150 05/19/27 280,291
1,500,000 PNC Financial Services Group, Inc 5.354 12/02/28 1,511,270
1,575,000 PNC Financial Services Group, Inc 3.450 04/23/29 1,465,800
2,000,000 PNC Financial Services Group, Inc 2.550 01/22/30 1,705,611
750,000 PNC Financial Services Group, Inc 4.626 06/06/33 691,561
1,000,000 PNC Financial Services Group, Inc 6.037 10/28/33 1,052,182
900,000 e PNC Financial Services Group, Inc 5.068 01/24/34 887,861
825,000 PNC Financial Services Group, Inc 6.200 N/A‡ 776,201
300,000 Regions Bank 6.450 06/26/37 306,144
225,000 Regions Financial Corp 2.250 05/18/25 206,980
1,000,000 Regions Financial Corp 1.800 08/12/28 819,776
500,000 Royal Bank of Canada 1.600 04/17/23 499,152
1,000,000 Royal Bank of Canada 2.550 07/16/24 967,448
750,000 Royal Bank of Canada 2.250 11/01/24 717,299

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Royal Bank of Canada 3.375% 04/14/25 $ 970,438
2,000,000 Royal Bank of Canada 1.150 06/10/25 1,840,281
1,000,000 Royal Bank of Canada 0.875 01/20/26 897,629
1,000,000 Royal Bank of Canada 4.650 01/27/26 985,311
2,000,000 Royal Bank of Canada 1.200 04/27/26 1,794,090
2,000,000 Royal Bank of Canada 1.150 07/14/26 1,793,413
1,500,000 Royal Bank of Canada 1.400 11/02/26 1,325,571
1,000,000 Royal Bank of Canada 3.625 05/04/27 957,608
1,000,000 Royal Bank of Canada 4.240 08/03/27 975,105
1,600,000 Royal Bank of Canada 2.300 11/03/31 1,312,901
500,000 Royal Bank of Canada 3.875 05/04/32 461,973
750,000 Royal Bank of Scotland Group plc 4.269 03/22/25 736,001
750,000 Royal Bank of Scotland Group plc 4.800 04/05/26 727,051
300,000 Royal Bank of Scotland Group plc 3.073 05/22/28 271,434
1,000,000 Royal Bank of Scotland Group plc 4.892 05/18/29 960,339
750,000 Royal Bank of Scotland Group plc 3.754 11/01/29 703,242
3,000,000 Royal Bank of Scotland Group plc 5.076 01/27/30 2,917,920
1,500,000 Royal Bank of Scotland Group plc 4.445 05/08/30 1,408,536
375,000 Santander Holdings USA, Inc 3.500 06/07/24 363,939
1,000,000 Santander Holdings USA, Inc 3.450 06/02/25 936,134
775,000 Santander Holdings USA, Inc 4.500 07/17/25 740,273
1,850,000 Santander Holdings USA, Inc 3.244 10/05/26 1,675,768
650,000 Santander Holdings USA, Inc 4.400 07/13/27 608,537
2,000,000 Santander Holdings USA, Inc 2.490 01/06/28 1,729,169
1,000,000 Santander Holdings USA, Inc 6.499 03/09/29 999,078
1,000,000 Santander UK Group Holdings plc 1.532 08/21/26 892,174
1,000,000 Santander UK Group Holdings plc 6.833 11/21/26 1,012,879
1,000,000 Santander UK Group Holdings plc 1.673 06/14/27 870,367
2,000,000 Santander UK Group Holdings plc 2.469 01/11/28 1,758,901
500,000 Santander UK Group Holdings plc 3.823 11/03/28 458,051
750,000 Santander UK Group Holdings plc 2.896 03/15/32 605,214
525,000 State Street Corp 5.820 11/04/28 547,599
1,000,000 State Street Corp 4.821 01/26/34 994,487
500,000 Sumitomo Mitsui Banking Corp 3.400 07/11/24 490,639
250,000 Sumitomo Mitsui Banking Corp 3.650 07/23/25 240,464
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.448 09/27/24 958,281
1,000,000 Sumitomo Mitsui Financial Group, Inc 0.948 01/12/26 888,824
1,300,000 Sumitomo Mitsui Financial Group, Inc 3.784 03/09/26 1,257,503
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.402 09/17/26 876,043
700,000 Sumitomo Mitsui Financial Group, Inc 3.010 10/19/26 650,794
725,000 Sumitomo Mitsui Financial Group, Inc 3.446 01/11/27 682,430
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.174 01/14/27 895,511
775,000 Sumitomo Mitsui Financial Group, Inc 3.364 07/12/27 723,964
500,000 Sumitomo Mitsui Financial Group, Inc 3.352 10/18/27 464,684
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.520 01/13/28 2,033,587
675,000 Sumitomo Mitsui Financial Group, Inc 3.544 01/17/28 624,559
750,000 Sumitomo Mitsui Financial Group, Inc 3.944 07/19/28 707,507
1,500,000 Sumitomo Mitsui Financial Group, Inc 1.902 09/17/28 1,270,468
500,000 Sumitomo Mitsui Financial Group, Inc 4.306 10/16/28 477,654
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.472 01/14/29 1,290,008
1,500,000 Sumitomo Mitsui Financial Group, Inc 3.040 07/16/29 1,328,963
500,000 Sumitomo Mitsui Financial Group, Inc 3.202 09/17/29 436,919
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.724 09/27/29 859,228
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.710 01/13/30 2,065,036
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.750 01/15/30 1,293,474
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.130 07/08/30 1,222,278
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.142 09/23/30 794,680
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.710 01/12/31 777,594
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.222 09/17/31 1,199,176
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.766 01/13/33 1,044,366

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 Sumitomo Mitsui Financial Group, Inc 2.296% 01/12/41 $ 974,984
1,000,000 e Sumitomo Mitsui Financial Group, Inc 2.930 09/17/41 715,187
1,500,000 e Sumitomo Mitsui Financial Group, Inc 3.050 01/14/42 1,086,263
1,000,000 Synchrony Bank 5.625 08/23/27 917,951
1,000,000 Synovus Bank 5.625 02/15/28 897,497
1,000,000 Synovus Financial Corp 5.200 08/11/25 878,241
1,525,000 Toronto-Dominion Bank 3.250 03/11/24 1,493,313
1,250,000 Toronto-Dominion Bank 2.650 06/12/24 1,215,130
1,000,000 Toronto-Dominion Bank 1.150 06/12/25 920,493
1,000,000 Toronto-Dominion Bank 0.750 09/11/25 901,517
2,000,000 Toronto-Dominion Bank 0.750 01/06/26 1,780,496
2,000,000 Toronto-Dominion Bank 1.200 06/03/26 1,782,095
1,500,000 Toronto-Dominion Bank 1.250 09/10/26 1,326,509
1,000,000 Toronto-Dominion Bank 2.800 03/10/27 922,577
3,000,000 Toronto-Dominion Bank 4.108 06/08/27 2,905,560
1,500,000 Toronto-Dominion Bank 4.693 09/15/27 1,485,023
1,500,000 Toronto-Dominion Bank 2.000 09/10/31 1,204,048
1,000,000 Toronto-Dominion Bank 3.625 09/15/31 941,546
1,000,000 Toronto-Dominion Bank 2.450 01/12/32 829,119
500,000 Toronto-Dominion Bank 3.200 03/10/32 437,506
800,000 Toronto-Dominion Bank 4.456 06/08/32 779,080
500,000 Truist Bank 3.689 08/02/24 495,827
750,000 Truist Bank 2.150 12/06/24 706,459
1,000,000 Truist Bank 1.500 03/10/25 922,190
500,000 Truist Bank 3.625 09/16/25 476,824
200,000 Truist Bank 4.050 11/03/25 192,657
375,000 Truist Bank 3.300 05/15/26 345,279
500,000 Truist Bank 3.800 10/30/26 462,867
750,000 Truist Bank 2.636 09/17/29 704,104
475,000 Truist Bank 2.250 03/11/30 390,251
1,000,000 Truist Financial Corp 2.500 08/01/24 955,721
825,000 Truist Financial Corp 2.850 10/26/24 787,507
900,000 Truist Financial Corp 4.000 05/01/25 868,482
975,000 Truist Financial Corp 3.700 06/05/25 929,195
750,000 Truist Financial Corp 1.200 08/05/25 674,251
1,000,000 Truist Financial Corp 4.260 07/28/26 964,008
1,300,000 Truist Financial Corp 1.267 03/02/27 1,144,907
1,000,000 Truist Financial Corp 1.125 08/03/27 845,524
750,000 Truist Financial Corp 4.123 06/06/28 710,761
1,000,000 Truist Financial Corp 4.873 01/26/29 975,065
500,000 Truist Financial Corp 3.875 03/19/29 449,527
2,000,000 Truist Financial Corp 1.887 06/07/29 1,670,089
1,000,000 Truist Financial Corp 4.916 07/28/33 931,856
1,000,000 Truist Financial Corp 6.123 10/28/33 1,049,132
100,000 Truist Financial Corp 5.122 01/26/34 97,519
2,225,000 US Bancorp 3.600 09/11/24 2,151,998
125,000 US Bancorp 3.950 11/17/25 120,330
750,000 US Bancorp 3.100 04/27/26 696,708
700,000 US Bancorp 2.375 07/22/26 642,149
1,175,000 US Bancorp 3.150 04/27/27 1,097,150
750,000 US Bancorp 3.900 04/26/28 716,903
600,000 US Bancorp 3.000 07/30/29 522,452
2,500,000 US Bancorp 1.375 07/22/30 1,957,883
1,000,000 US Bancorp 4.967 07/22/33 946,778
1,000,000 US Bancorp 5.850 10/21/33 1,044,527
1,000,000 US Bancorp 2.491 11/03/36 771,835
750,000 US Bank NA 2.800 01/27/25 717,706
1,000,000 e Valley National Bancorp 3.000 06/15/31 860,050
125,000 Wachovia Corp 5.500 08/01/35 124,729
200,000 Webster Financial Corp 4.100 03/25/29 182,188

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,700,000 Wells Fargo & Co 3.300% 09/09/24 $ 2,631,800
4,100,000 Wells Fargo & Co 3.000 02/19/25 3,948,948
1,125,000 Wells Fargo & Co 3.550 09/29/25 1,081,726
2,000,000 Wells Fargo & Co 2.406 10/30/25 1,900,526
1,500,000 Wells Fargo & Co 2.164 02/11/26 1,410,988
3,350,000 Wells Fargo & Co 3.000 04/22/26 3,164,356
2,000,000 Wells Fargo & Co 3.908 04/25/26 1,941,231
1,000,000 Wells Fargo & Co 2.188 04/30/26 937,159
1,250,000 Wells Fargo & Co 4.100 06/03/26 1,209,786
1,700,000 Wells Fargo & Co 4.540 08/15/26 1,668,658
2,575,000 Wells Fargo & Co 3.000 10/23/26 2,408,869
1,500,000 Wells Fargo & Co 3.196 06/17/27 1,410,428
1,200,000 Wells Fargo & Co 4.300 07/22/27 1,162,954
1,300,000 Wells Fargo & Co 3.526 03/24/28 1,226,537
2,125,000 Wells Fargo & Co 3.584 05/22/28 2,002,082
5,000,000 Wells Fargo & Co 2.393 06/02/28 4,502,294
1,000,000 Wells Fargo & Co 4.808 07/25/28 987,463
6,175,000 Wells Fargo & Co 4.150 01/24/29 5,897,702
4,950,000 Wells Fargo & Co 2.879 10/30/30 4,301,636
3,000,000 Wells Fargo & Co 2.572 02/11/31 2,542,314
5,000,000 Wells Fargo & Co 4.478 04/04/31 4,787,694
6,000,000 Wells Fargo & Co 3.350 03/02/33 5,200,502
3,500,000 Wells Fargo & Co 4.897 07/25/33 3,416,425
7,025,000 Wells Fargo & Co 3.068 04/30/41 5,235,378
1,050,000 Wells Fargo & Co 5.375 11/02/43 1,004,830
1,468,000 Wells Fargo & Co 5.606 01/15/44 1,414,533
475,000 Wells Fargo & Co 4.650 11/04/44 409,294
1,500,000 Wells Fargo & Co 3.900 05/01/45 1,207,799
950,000 Wells Fargo & Co 4.900 11/17/45 846,382
3,250,000 Wells Fargo & Co 4.400 06/14/46 2,679,573
1,975,000 Wells Fargo & Co 4.750 12/07/46 1,716,288
1,500,000 Wells Fargo & Co 5.013 04/04/51 1,410,760
2,000,000 Wells Fargo & Co 4.611 04/25/53 1,773,237
250,000 Wells Fargo Bank NA 6.600 01/15/38 279,570
1,000,000 Western Alliance Bancorp 3.000 06/15/31 680,855
2,000,000 Westpac Banking Corp 2.350 02/19/25 1,918,060
1,000,000 Westpac Banking Corp 2.850 05/13/26 947,423
2,000,000 Westpac Banking Corp 1.150 06/03/26 1,797,044
675,000 Westpac Banking Corp 2.700 08/19/26 633,195
850,000 Westpac Banking Corp 3.350 03/08/27 809,874
1,500,000 e Westpac Banking Corp 4.043 08/26/27 1,474,144
2,000,000 Westpac Banking Corp 5.457 11/18/27 2,071,686
725,000 Westpac Banking Corp 3.400 01/25/28 688,613
2,000,000 Westpac Banking Corp 1.953 11/20/28 1,740,740
1,000,000 Westpac Banking Corp 2.894 02/04/30 937,756
1,500,000 e Westpac Banking Corp 2.150 06/03/31 1,266,530
950,000 Westpac Banking Corp 4.322 11/23/31 900,886
1,000,000 Westpac Banking Corp 5.405 08/10/33 955,670
600,000 Westpac Banking Corp 4.110 07/24/34 537,198
2,350,000 Westpac Banking Corp 2.668 11/15/35 1,830,383
500,000 Westpac Banking Corp 3.020 11/18/36 391,764
900,000 e Westpac Banking Corp 4.421 07/24/39 754,021
225,000 Westpac Banking Corp 2.963 11/16/40 151,104
400,000 Zions Bancorp NA 3.250 10/29/29 279,529
TOTAL BANKS 878,482,301
CAPITAL GOODS - 1.2%
1,000,000 e 3M Co 2.000 02/14/25 952,491
1,200,000 e 3M Co 3.000 08/07/25 1,153,593
675,000 e 3M Co 2.875 10/15/27 631,433

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 925,000 e 3M Co 3.625% 09/14/28 $ 891,115
500,000 e 3M Co 3.375 03/01/29 470,816
1,000,000 e 3M Co 2.375 08/26/29 883,956
200,000 e 3M Co 3.125 09/19/46 144,935
300,000 3M Co 3.625 10/15/47 234,474
1,150,000 e 3M Co 4.000 09/14/48 970,439
875,000 e 3M Co 3.250 08/26/49 650,822
820,000 e 3M Co 3.700 04/15/50 671,252
1,000,000 Acuity Brands Lighting, Inc 2.150 12/15/30 815,173
750,000 Air Lease Corp 3.875 07/03/23 746,472
2,000,000 Air Lease Corp 0.700 02/15/24 1,912,380
750,000 Air Lease Corp 2.300 02/01/25 709,804
750,000 Air Lease Corp 3.375 07/01/25 714,507
1,000,000 Air Lease Corp 2.875 01/15/26 932,184
1,000,000 Air Lease Corp 3.750 06/01/26 945,146
1,500,000 Air Lease Corp 1.875 08/15/26 1,328,887
1,000,000 Air Lease Corp 2.200 01/15/27 885,732
500,000 Air Lease Corp 3.625 04/01/27 463,601
200,000 Air Lease Corp 3.625 12/01/27 184,606
1,000,000 Air Lease Corp 5.850 12/15/27 1,005,303
500,000 Air Lease Corp 5.300 02/01/28 493,522
300,000 Air Lease Corp 4.625 10/01/28 284,658
500,000 Air Lease Corp 3.250 10/01/29 438,982
750,000 Air Lease Corp 3.000 02/01/30 641,560
500,000 Air Lease Corp 3.125 12/01/30 424,193
200,000 Aircastle Ltd 4.400 09/25/23 196,422
1,000,000 Aircastle Ltd 4.125 05/01/24 979,002
500,000 Aircastle Ltd 4.250 06/15/26 474,246
500,000 Allegion plc 3.500 10/01/29 451,752
200,000 Allegion US Holding Co, Inc 3.200 10/01/24 194,166
200,000 Allegion US Holding Co, Inc 3.550 10/01/27 186,720
500,000 Allegion US Holding Co, Inc 5.411 07/01/32 501,319
1,000,000 Avnet, Inc 6.250 03/15/28 1,017,879
1,000,000 g Berry Global, Inc 5.500 04/15/28 996,734
100,000 Boeing Co 4.508 05/01/23 99,964
5,700,000 Boeing Co 4.875 05/01/25 5,689,096
400,000 Boeing Co 2.600 10/30/25 374,966
2,000,000 Boeing Co 2.750 02/01/26 1,898,092
3,000,000 Boeing Co 2.196 02/04/26 2,783,514
300,000 Boeing Co 3.100 05/01/26 284,145
200,000 Boeing Co 2.250 06/15/26 183,847
500,000 Boeing Co 2.700 02/01/27 460,629
250,000 Boeing Co 2.800 03/01/27 229,030
1,900,000 Boeing Co 5.040 05/01/27 1,913,780
500,000 Boeing Co 3.250 03/01/28 461,342
125,000 Boeing Co 3.450 11/01/28 115,162
600,000 Boeing Co 3.200 03/01/29 548,116
750,000 Boeing Co 2.950 02/01/30 661,884
1,600,000 Boeing Co 5.150 05/01/30 1,610,003
1,000,000 Boeing Co 3.625 02/01/31 916,310
300,000 Boeing Co 3.600 05/01/34 257,722
425,000 Boeing Co 3.250 02/01/35 346,995
500,000 Boeing Co 3.550 03/01/38 397,225
600,000 Boeing Co 3.500 03/01/39 471,027
350,000 Boeing Co 5.875 02/15/40 361,724
2,000,000 Boeing Co 5.705 05/01/40 2,023,214
300,000 Boeing Co 3.375 06/15/46 212,902
250,000 Boeing Co 3.650 03/01/47 181,638
100,000 Boeing Co 3.625 03/01/48 71,619
100,000 Boeing Co 3.850 11/01/48 74,434

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 5,000,000 Boeing Co 5.805% 05/01/50 $ 5,033,335
125,000 Boeing Co 3.825 03/01/59 88,083
750,000 Boeing Co 3.950 08/01/59 550,546
4,500,000 Boeing Co 5.930 05/01/60 4,494,626
200,000 Carlisle Cos, Inc 3.500 12/01/24 195,531
1,000,000 Carlisle Cos, Inc 2.750 03/01/30 852,857
1,000,000 Carlisle Cos, Inc 2.200 03/01/32 776,747
1,444,000 Carrier Global Corp 2.493 02/15/27 1,341,656
1,100,000 Carrier Global Corp 2.722 02/15/30 962,367
150,000 Carrier Global Corp 2.700 02/15/31 129,018
2,000,000 Carrier Global Corp 3.377 04/05/40 1,589,813
900,000 Carrier Global Corp 3.577 04/05/50 681,238
1,000,000 Caterpillar Financial Services Corp 2.850 05/17/24 979,904
1,000,000 Caterpillar Financial Services Corp 4.900 01/17/25 1,005,613
1,000,000 Caterpillar Financial Services Corp 3.400 05/13/25 979,592
1,000,000 Caterpillar Financial Services Corp 1.450 05/15/25 938,075
1,000,000 Caterpillar Financial Services Corp 0.800 11/13/25 912,442
3,000,000 Caterpillar Financial Services Corp 0.900 03/02/26 2,720,435
500,000 Caterpillar Financial Services Corp 2.400 08/09/26 469,905
2,000,000 Caterpillar Financial Services Corp 1.150 09/14/26 1,798,092
1,000,000 Caterpillar Financial Services Corp 3.600 08/12/27 978,439
2,775,000 Caterpillar, Inc 3.400 05/15/24 2,743,609
500,000 e Caterpillar, Inc 2.600 09/19/29 456,303
1,000,000 Caterpillar, Inc 1.900 03/12/31 840,020
225,000 Caterpillar, Inc 5.200 05/27/41 238,763
2,363,000 Caterpillar, Inc 3.803 08/15/42 2,104,156
300,000 Caterpillar, Inc 4.300 05/15/44 285,925
750,000 Caterpillar, Inc 3.250 09/19/49 596,319
750,000 Caterpillar, Inc 3.250 04/09/50 595,677
1,000,000 CNH Industrial Capital LLC 1.875 01/15/26 921,236
1,000,000 CNH Industrial Capital LLC 1.450 07/15/26 895,452
500,000 CNH Industrial NV 3.850 11/15/27 479,990
200,000 Crane Co 4.200 03/15/48 146,144
500,000 Cummins, Inc 0.750 09/01/25 456,786
1,000,000 Cummins, Inc 1.500 09/01/30 818,143
200,000 Cummins, Inc 4.875 10/01/43 193,972
750,000 Cummins, Inc 2.600 09/01/50 489,153
218,000 Deere & Co 5.375 10/16/29 231,304
500,000 Deere & Co 2.875 09/07/49 376,773
825,000 Dover Corp 3.150 11/15/25 796,829
100,000 Dover Corp 2.950 11/04/29 89,242
100,000 Dover Corp 5.375 03/01/41 101,432
200,000 Eaton Corp 3.103 09/15/27 188,877
150,000 Eaton Corp 4.000 11/02/32 142,649
1,250,000 Eaton Corp 4.150 03/15/33 1,208,972
925,000 Eaton Corp 4.150 11/02/42 819,035
200,000 Eaton Corp 3.915 09/15/47 169,783
1,250,000 Eaton Corp 4.700 08/23/52 1,201,757
200,000 Emerson Electric Co 3.150 06/01/25 194,042
1,000,000 Emerson Electric Co 0.875 10/15/26 886,897
500,000 Emerson Electric Co 1.800 10/15/27 447,092
500,000 Emerson Electric Co 2.000 12/21/28 442,965
750,000 Emerson Electric Co 1.950 10/15/30 630,117
500,000 Emerson Electric Co 2.200 12/21/31 423,561
200,000 Emerson Electric Co 5.250 11/15/39 206,510
500,000 Emerson Electric Co 2.750 10/15/50 335,268
500,000 Emerson Electric Co 2.800 12/21/51 339,947
500,000 Flowserve Corp 3.500 10/01/30 432,397
1,000,000 Flowserve Corp 2.800 01/15/32 793,291
875,000 Fortive Corp 3.150 06/15/26 833,681

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 250,000 Fortive Corp 4.300% 06/15/46 $ 202,751
200,000 Fortune Brands Home & Security, Inc 4.000 06/15/25 195,816
500,000 Fortune Brands Home & Security, Inc 4.000 03/25/32 447,646
500,000 Fortune Brands Home & Security, Inc 4.500 03/25/52 381,768
500,000 GATX Corp 3.250 09/15/26 471,409
200,000 GATX Corp 3.500 03/15/28 184,549
200,000 GATX Corp 4.550 11/07/28 195,831
425,000 GATX Corp 4.700 04/01/29 414,101
500,000 GATX Corp 4.000 06/30/30 460,059
1,000,000 GATX Corp 1.900 06/01/31 778,340
500,000 GATX Corp 4.900 03/15/33 484,760
225,000 GATX Corp 5.200 03/15/44 206,224
3,000,000 General Dynamics Corp 1.150 06/01/26 2,719,698
900,000 General Dynamics Corp 2.250 06/01/31 775,273
1,000,000 General Dynamics Corp 2.850 06/01/41 782,086
225,000 General Dynamics Corp 3.600 11/15/42 193,504
1,950,000 General Dynamics Corp 4.250 04/01/50 1,823,992
2,333,000 Home Depot, Inc 2.950 06/15/29 2,155,643
2,300,000 Honeywell International, Inc 1.350 06/01/25 2,158,024
1,700,000 Honeywell International, Inc 2.500 11/01/26 1,613,708
2,000,000 Honeywell International, Inc 1.100 03/01/27 1,795,885
750,000 Honeywell International, Inc 4.950 02/15/28 774,674
950,000 Honeywell International, Inc 1.950 06/01/30 813,266
1,000,000 Honeywell International, Inc 5.000 02/15/33 1,053,788
782,000 Honeywell International, Inc 3.812 11/21/47 682,698
575,000 Honeywell International, Inc 2.800 06/01/50 431,113
200,000 Hubbell, Inc 3.350 03/01/26 193,153
500,000 Hubbell, Inc 3.150 08/15/27 472,189
200,000 Hubbell, Inc 3.500 02/15/28 188,678
1,000,000 Hubbell, Inc 2.300 03/15/31 829,096
1,000,000 Huntington Ingalls Industries, Inc 0.670 08/16/23 983,358
500,000 Huntington Ingalls Industries, Inc 3.844 05/01/25 488,569
500,000 Huntington Ingalls Industries, Inc 4.200 05/01/30 467,964
500,000 IDEX Corp 3.000 05/01/30 440,515
1,000,000 IDEX Corp 2.625 06/15/31 843,495
1,000,000 Illinois Tool Works, Inc 2.650 11/15/26 949,058
200,000 Illinois Tool Works, Inc 4.875 09/15/41 204,826
1,000,000 Illinois Tool Works, Inc 3.900 09/01/42 899,566
400,000 Ingersoll-Rand Global Holding Co Ltd 3.750 08/21/28 386,350
200,000 Ingersoll-Rand Global Holding Co Ltd 5.750 06/15/43 208,587
450,000 Ingersoll-Rand Global Holding Co Ltd 4.300 02/21/48 384,227
600,000 Ingersoll-Rand Luxembourg Finance S.A. 3.550 11/01/24 586,347
100,000 Ingersoll-Rand Luxembourg Finance S.A. 3.500 03/21/26 97,035
1,000,000 Ingersoll-Rand Luxembourg Finance S.A. 3.800 03/21/29 946,945
300,000 Ingersoll-Rand Luxembourg Finance S.A. 4.500 03/21/49 262,221
3,000,000 John Deere Capital Corp 0.450 06/07/24 2,856,607
850,000 John Deere Capital Corp 2.650 06/24/24 828,588
500,000 John Deere Capital Corp 2.050 01/09/25 481,341
125,000 John Deere Capital Corp 3.400 09/11/25 121,876
1,000,000 John Deere Capital Corp 0.700 01/15/26 907,525
500,000 John Deere Capital Corp 2.250 09/14/26 466,757
1,000,000 John Deere Capital Corp 1.300 10/13/26 902,773
1,500,000 John Deere Capital Corp 1.700 01/11/27 1,362,686
250,000 John Deere Capital Corp 1.750 03/09/27 227,197
200,000 John Deere Capital Corp 2.800 09/08/27 188,171
1,000,000 John Deere Capital Corp 4.150 09/15/27 994,734
200,000 John Deere Capital Corp 3.050 01/06/28 190,043
1,000,000 John Deere Capital Corp 4.750 01/20/28 1,021,000
1,000,000 John Deere Capital Corp 4.900 03/03/28 1,027,565
2,000,000 John Deere Capital Corp 1.500 03/06/28 1,756,273

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,500,000 John Deere Capital Corp 3.350% 04/18/29 $ 1,420,294
500,000 John Deere Capital Corp 2.800 07/18/29 456,838
1,000,000 John Deere Capital Corp 4.850 10/11/29 1,032,561
500,000 John Deere Capital Corp 2.450 01/09/30 444,647
1,000,000 John Deere Capital Corp 1.450 01/15/31 804,723
2,000,000 John Deere Capital Corp 2.000 06/17/31 1,669,668
450,000 John Deere Capital Corp 3.900 06/07/32 433,585
1,000,000 John Deere Capital Corp 4.350 09/15/32 998,181
474,000 Johnson Controls International plc 3.900 02/14/26 461,631
1,000,000 Johnson Controls International plc 1.750 09/15/30 823,650
1,000,000 Johnson Controls International plc 2.000 09/16/31 814,912
500,000 Johnson Controls International plc 4.900 12/01/32 507,297
207,000 Johnson Controls International plc 6.000 01/15/36 220,879
325,000 Johnson Controls International plc 4.625 07/02/44 296,038
35,000 Johnson Controls International plc 5.125 09/14/45 33,798
300,000 Johnson Controls International plc 4.500 02/15/47 264,098
280,000 Johnson Controls International plc (Step Bond) 3.625 07/02/24 275,343
72,000 Johnson Controls International plc (Step Bond) 4.950 07/02/64 65,054
200,000 Kennametal, Inc 4.625 06/15/28 193,253
1,000,000 Kennametal, Inc 2.800 03/01/31 820,860
37,000 KLA-Tencor Corp 4.650 11/01/24 36,911
300,000 KLA-Tencor Corp 4.100 03/15/29 295,312
500,000 KLA-Tencor Corp 5.000 03/15/49 490,141
52,000 L3Harris Technologies, Inc 3.950 05/28/24 51,187
600,000 L3Harris Technologies, Inc 3.850 12/15/26 584,864
1,275,000 L3Harris Technologies, Inc 4.400 06/15/28 1,249,205
625,000 L3Harris Technologies, Inc 4.400 06/15/28 612,356
175,000 L3Harris Technologies, Inc 2.900 12/15/29 154,681
1,000,000 L3Harris Technologies, Inc 1.800 01/15/31 808,277
300,000 L3Harris Technologies, Inc 4.854 04/27/35 296,076
600,000 L3Harris Technologies, Inc 5.054 04/27/45 572,658
100,000 Legrand France S.A. 8.500 02/15/25 107,057
100,000 Lennox International, Inc 1.350 08/01/25 91,610
100,000 Lennox International, Inc 1.700 08/01/27 88,073
1,100,000 Lockheed Martin Corp 3.550 01/15/26 1,089,450
750,000 Lockheed Martin Corp 5.100 11/15/27 778,880
150,000 Lockheed Martin Corp 1.850 06/15/30 127,298
625,000 Lockheed Martin Corp 3.900 06/15/32 607,452
550,000 Lockheed Martin Corp 5.250 01/15/33 587,282
300,000 Lockheed Martin Corp 3.600 03/01/35 280,171
500,000 Lockheed Martin Corp 4.500 05/15/36 494,325
1,833,000 Lockheed Martin Corp 4.070 12/15/42 1,681,879
275,000 Lockheed Martin Corp 3.800 03/01/45 237,485
200,000 Lockheed Martin Corp 4.700 05/15/46 198,336
1,150,000 Lockheed Martin Corp 2.800 06/15/50 834,621
1,894,000 Lockheed Martin Corp 4.090 09/15/52 1,713,390
1,000,000 Lockheed Martin Corp 4.150 06/15/53 909,045
750,000 Lockheed Martin Corp 5.700 11/15/54 854,069
1,000,000 Lockheed Martin Corp 4.300 06/15/62 909,804
750,000 Lockheed Martin Corp 5.900 11/15/63 878,741
800,000 Lowe's Cos, Inc 2.625 04/01/31 683,760
450,000 Lowe's Cos, Inc 3.000 10/15/50 298,653
200,000 Masco Corp 3.500 11/15/27 188,626
200,000 Masco Corp 1.500 02/15/28 170,288
500,000 Masco Corp 2.000 10/01/30 399,403
550,000 Masco Corp 2.000 02/15/31 440,220
700,000 e Masco Corp 4.500 05/15/47 585,465
1,000,000 Masco Corp 3.125 02/15/51 661,798
300,000 Northrop Grumman Corp 3.200 02/01/27 286,917
3,275,000 Northrop Grumman Corp 3.250 01/15/28 3,111,788

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 425,000 Northrop Grumman Corp 4.400% 05/01/30 $ 422,671
100,000 Northrop Grumman Corp 5.050 11/15/40 99,744
700,000 Northrop Grumman Corp 4.750 06/01/43 675,706
300,000 Northrop Grumman Corp 3.850 04/15/45 251,064
1,450,000 Northrop Grumman Corp 4.030 10/15/47 1,262,538
1,000,000 Northrop Grumman Corp 5.250 05/01/50 1,035,422
100,000 Oshkosh Corp 3.100 03/01/30 88,362
1,000,000 Otis Worldwide Corp 2.056 04/05/25 944,022
1,000,000 Otis Worldwide Corp 2.293 04/05/27 911,627
525,000 Otis Worldwide Corp 2.565 02/15/30 460,385
500,000 Otis Worldwide Corp 3.112 02/15/40 387,794
450,000 Otis Worldwide Corp 3.362 02/15/50 333,948
200,000 Parker-Hannifin Corp 2.700 06/14/24 194,347
300,000 Parker-Hannifin Corp 3.300 11/21/24 291,592
650,000 Parker-Hannifin Corp 3.250 03/01/27 615,925
1,500,000 Parker-Hannifin Corp 4.250 09/15/27 1,471,584
1,825,000 Parker-Hannifin Corp 3.250 06/14/29 1,681,088
1,500,000 Parker-Hannifin Corp 4.500 09/15/29 1,485,297
200,000 Parker-Hannifin Corp 4.200 11/21/34 189,763
200,000 Parker-Hannifin Corp 4.450 11/21/44 185,450
750,000 Parker-Hannifin Corp 4.100 03/01/47 651,424
225,000 Parker-Hannifin Corp 4.000 06/14/49 191,828
500,000 Pentair Finance Sarl 5.900 07/15/32 517,622
775,000 Precision Castparts Corp 3.250 06/15/25 756,300
400,000 Precision Castparts Corp 4.200 06/15/35 378,926
100,000 Precision Castparts Corp 3.900 01/15/43 87,510
1,000,000 Quanta Services, Inc 2.900 10/01/30 862,316
600,000 Quanta Services, Inc 2.350 01/15/32 476,143
1,000,000 Quanta Services, Inc 3.050 10/01/41 697,209
300,000 Raytheon Technologies Corp 3.150 12/15/24 292,632
1,325,000 Raytheon Technologies Corp 3.500 03/15/27 1,281,334
200,000 Raytheon Technologies Corp 7.200 08/15/27 221,959
2,550,000 Raytheon Technologies Corp 4.125 11/16/28 2,513,322
4,500,000 Raytheon Technologies Corp 2.250 07/01/30 3,854,737
1,000,000 Raytheon Technologies Corp 1.900 09/01/31 816,449
1,000,000 Raytheon Technologies Corp 2.375 03/15/32 841,048
1,050,000 Raytheon Technologies Corp 5.150 02/27/33 1,092,738
100,000 Raytheon Technologies Corp 4.700 12/15/41 95,582
2,150,000 Raytheon Technologies Corp 4.500 06/01/42 2,037,733
125,000 Raytheon Technologies Corp 4.800 12/15/43 118,964
150,000 Raytheon Technologies Corp 4.200 12/15/44 126,017
700,000 Raytheon Technologies Corp 4.350 04/15/47 633,967
2,000,000 Raytheon Technologies Corp 3.125 07/01/50 1,491,128
1,000,000 Raytheon Technologies Corp 2.820 09/01/51 693,759
1,000,000 Raytheon Technologies Corp 3.030 03/15/52 723,716
1,000,000 Raytheon Technologies Corp 5.375 02/27/53 1,052,523
1,500,000 g Regal Rexnord Corp 6.050 04/15/28 1,500,668
1,000,000 g Regal Rexnord Corp 6.300 02/15/30 1,006,905
325,000 g Regal Rexnord Corp 6.400 04/15/33 325,201
400,000 Rockwell Automation, Inc 3.500 03/01/29 381,751
150,000 Rockwell Automation, Inc 1.750 08/15/31 122,371
400,000 Rockwell Automation, Inc 4.200 03/01/49 362,141
1,000,000 Rockwell Automation, Inc 2.800 08/15/61 642,875
200,000 Snap-on, Inc 3.250 03/01/27 192,182
200,000 Snap-on, Inc 4.100 03/01/48 178,632
500,000 Snap-on, Inc 3.100 05/01/50 380,743
500,000 Stanley Black & Decker, Inc 3.400 03/01/26 478,671
1,000,000 Stanley Black & Decker, Inc 6.000 03/06/28 1,030,646
300,000 Stanley Black & Decker, Inc 4.250 11/15/28 289,698
1,000,000 Stanley Black & Decker, Inc 2.300 03/15/30 829,902

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,000,000 e Stanley Black & Decker, Inc 3.000% 05/15/32 $ 838,339
100,000 Stanley Black & Decker, Inc 5.200 09/01/40 91,969
425,000 e Stanley Black & Decker, Inc 4.850 11/15/48 361,428
1,500,000 Stanley Black & Decker, Inc 2.750 11/15/50 889,330
450,000 Stanley Black & Decker, Inc 4.000 03/15/60 354,566
150,000 Textron, Inc 4.000 03/15/26 147,660
500,000 Textron, Inc 3.650 03/15/27 477,763
100,000 Textron, Inc 3.375 03/01/28 93,099
750,000 Textron, Inc 3.900 09/17/29 706,868
500,000 Textron, Inc 3.000 06/01/30 446,680
300,000 Textron, Inc 2.450 03/15/31 252,998
250,000 Timken Co 3.875 09/01/24 244,019
200,000 e Timken Co 4.500 12/15/28 195,076
1,000,000 Timken Co 4.125 04/01/32 928,899
425,000 Trane Technologies Financing Ltd 5.250 03/03/33 439,296
100,000 Trimble, Inc 4.150 06/15/23 99,588
625,000 Trimble, Inc 4.900 06/15/28 621,152
1,000,000 Trimble, Inc 6.100 03/15/33 1,008,807
750,000 United Parcel Service, Inc 4.450 04/01/30 758,808
725,000 United Technologies Corp 3.125 05/04/27 687,959
750,000 United Technologies Corp 4.450 11/16/38 711,516
1,650,000 United Technologies Corp 4.150 05/15/45 1,442,544
2,325,000 United Technologies Corp 4.625 11/16/48 2,210,621
200,000 Valmont Industries, Inc 5.000 10/01/44 178,407
200,000 Valmont Industries, Inc 5.250 10/01/54 182,632
600,000 Wabtec Corp 4.400 03/15/24 591,150
300,000 Wabtec Corp 3.450 11/15/26 280,852
875,000 Wabtec Corp 4.950 09/15/28 858,114
500,000 Westinghouse Air Brake Technologies Corp 3.200 06/15/25 477,316
750,000 WW Grainger, Inc 1.850 02/15/25 712,794
800,000 WW Grainger, Inc 4.600 06/15/45 761,733
200,000 WW Grainger, Inc 3.750 05/15/46 165,399
125,000 WW Grainger, Inc 4.200 05/15/47 110,018
775,000 Xylem, Inc 3.250 11/01/26 737,097
225,000 Xylem, Inc 1.950 01/30/28 199,131
150,000 Xylem, Inc 2.250 01/30/31 125,200
100,000 Xylem, Inc 4.375 11/01/46 86,976
TOTAL CAPITAL GOODS 243,781,229
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
400,000 Automatic Data Processing, Inc 1.700 05/15/28 356,931
900,000 Automatic Data Processing, Inc 1.250 09/01/30 737,675
750,000 BayCare Health System, Inc 3.831 11/15/50 629,872
2,000,000 CDW LLC 2.670 12/01/26 1,799,035
925,000 Daimler Finance North America LLC 8.500 01/18/31 1,171,102
125,000 Equifax, Inc 2.600 12/15/25 116,502
1,000,000 Equifax, Inc 5.100 12/15/27 1,005,744
100,000 Equifax, Inc 3.100 05/15/30 86,942
2,000,000 Equifax, Inc 2.350 09/15/31 1,609,739
4,000,000 European Investment Bank 3.875 03/15/28 4,031,840
865,000 Fred Hutchinson Cancer Center 4.966 01/01/52 850,192
6,000,000 International Bank for Reconstruction & Development 3.875 02/14/30 6,051,112
1,500,000 Jacobs Engineering Group, Inc 5.900 03/01/33 1,501,556
500,000 Leidos, Inc 3.625 05/15/25 487,003
100,000 Leidos, Inc 4.375 05/15/30 94,210
1,000,000 Leidos, Inc 2.300 02/15/31 811,431
1,000,000 Leidos, Inc 5.750 03/15/33 1,022,041
1,000,000 Mastercard, Inc 4.875 03/09/28 1,030,837
1,000,000 Mastercard, Inc 4.850 03/09/33 1,037,773
380,000 MidMichigan Health 3.409 06/01/50 274,071

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 100,000 Partners Healthcare System, Inc 3.765% 07/01/48 $ 82,460
750,000 Partners Healthcare System, Inc 3.192 07/01/49 553,796
100,000 Partners Healthcare System, Inc 4.117 07/01/55 85,489
1,000,000 Partners Healthcare System, Inc 3.342 07/01/60 715,260
625,000 RELX Capital, Inc 4.000 03/18/29 602,301
100,000 RELX Capital, Inc 3.000 05/22/30 89,340
275,000 RELX Capital, Inc 4.750 05/20/32 272,248
750,000 Republic Services, Inc 3.200 03/15/25 728,717
275,000 Republic Services, Inc 0.875 11/15/25 248,080
900,000 Republic Services, Inc 2.900 07/01/26 858,866
100,000 Republic Services, Inc 3.375 11/15/27 95,452
1,000,000 Republic Services, Inc 4.875 04/01/29 1,010,818
500,000 Republic Services, Inc 2.300 03/01/30 433,028
1,000,000 Republic Services, Inc 1.450 02/15/31 795,424
575,000 Republic Services, Inc 1.750 02/15/32 459,645
1,000,000 e Republic Services, Inc 2.375 03/15/33 825,484
425,000 Republic Services, Inc 5.000 04/01/34 433,000
1,000,000 Republic Services, Inc 3.050 03/01/50 725,584
880,000 Rockefeller Foundation 2.492 10/01/50 582,729
1,200,000 Thomson Reuters Corp 3.350 05/15/26 1,148,358
145,000 Thomson Reuters Corp 5.850 04/15/40 144,255
200,000 Thomson Reuters Corp 5.650 11/23/43 192,385
1,000,000 Triton Container International Ltd 3.250 03/15/32 788,976
500,000 Verisk Analytics, Inc 4.000 06/15/25 488,119
850,000 Verisk Analytics, Inc 4.125 03/15/29 812,717
300,000 Verisk Analytics, Inc 5.500 06/15/45 291,408
200,000 Verisk Analytics, Inc 3.625 05/15/50 146,387
750,000 Waste Connections, Inc 3.500 05/01/29 699,661
500,000 Waste Connections, Inc 2.600 02/01/30 440,488
700,000 Waste Connections, Inc 2.200 01/15/32 573,943
100,000 Waste Connections, Inc 3.200 06/01/32 89,102
425,000 Waste Connections, Inc 4.200 01/15/33 407,888
500,000 Waste Connections, Inc 3.050 04/01/50 350,706
575,000 Waste Connections, Inc 2.950 01/15/52 399,491
500,000 Waste Management, Inc 1.150 03/15/28 428,357
1,000,000 Waste Management, Inc 2.000 06/01/29 864,706
1,000,000 Waste Management, Inc 4.625 02/15/30 1,000,540
1,000,000 Waste Management, Inc 1.500 03/15/31 797,648
1,500,000 Waste Management, Inc 4.150 04/15/32 1,453,777
1,000,000 Waste Management, Inc 4.625 02/15/33 1,002,292
1,000,000 Waste Management, Inc 2.950 06/01/41 765,157
250,000 Waste Management, Inc 2.500 11/15/50 162,356
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 47,752,046
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
100,000 Advance Auto Parts, Inc 1.750 10/01/27 86,364
1,000,000 Advance Auto Parts, Inc 5.950 03/09/28 1,030,851
500,000 Advance Auto Parts, Inc 3.900 04/15/30 455,462
1,000,000 Advance Auto Parts, Inc 3.500 03/15/32 851,096
1,200,000 Alibaba Group Holding Ltd 2.800 06/06/23 1,194,901
1,250,000 Alibaba Group Holding Ltd 3.600 11/28/24 1,221,570
1,325,000 Alibaba Group Holding Ltd 3.400 12/06/27 1,249,549
1,250,000 e Alibaba Group Holding Ltd 2.125 02/09/31 1,034,301
500,000 Alibaba Group Holding Ltd 4.500 11/28/34 471,343
750,000 Alibaba Group Holding Ltd 4.000 12/06/37 642,980
1,250,000 Alibaba Group Holding Ltd 2.700 02/09/41 839,400
1,500,000 Alibaba Group Holding Ltd 4.200 12/06/47 1,185,157
1,250,000 Alibaba Group Holding Ltd 3.150 02/09/51 817,397
750,000 Alibaba Group Holding Ltd 4.400 12/06/57 598,670
1,250,000 Alibaba Group Holding Ltd 3.250 02/09/61 785,069

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 1,125,000 Amazon.com, Inc 2.800% 08/22/24 $ 1,100,134
425,000 Amazon.com, Inc 3.800 12/05/24 421,353
1,000,000 Amazon.com, Inc 0.800 06/03/25 930,407
325,000 Amazon.com, Inc 5.200 12/03/25 331,045
5,000,000 Amazon.com, Inc 1.000 05/12/26 4,533,203
3,000,000 Amazon.com, Inc 3.300 04/13/27 2,902,693
1,000,000 Amazon.com, Inc 1.200 06/03/27 887,780
2,000,000 Amazon.com, Inc 3.150 08/22/27 1,926,911
3,000,000 Amazon.com, Inc 4.550 12/01/27 3,045,307
2,000,000 Amazon.com, Inc 1.650 05/12/28 1,773,251
2,000,000 Amazon.com, Inc 3.450 04/13/29 1,924,120
2,000,000 Amazon.com, Inc 4.650 12/01/29 2,042,752
1,000,000 Amazon.com, Inc 1.500 06/03/30 831,342
2,000,000 Amazon.com, Inc 2.100 05/12/31 1,709,471
2,000,000 Amazon.com, Inc 3.600 04/13/32 1,899,839
2,000,000 Amazon.com, Inc 4.700 12/01/32 2,049,938
1,800,000 Amazon.com, Inc 4.800 12/05/34 1,873,129
2,625,000 Amazon.com, Inc 3.875 08/22/37 2,441,806
2,500,000 Amazon.com, Inc 2.875 05/12/41 1,968,979
775,000 Amazon.com, Inc 4.950 12/05/44 798,669
2,875,000 Amazon.com, Inc 4.050 08/22/47 2,606,958
1,900,000 Amazon.com, Inc 2.500 06/03/50 1,287,976
1,500,000 Amazon.com, Inc 3.100 05/12/51 1,136,266
2,000,000 Amazon.com, Inc 3.950 04/13/52 1,773,505
1,900,000 Amazon.com, Inc 4.250 08/22/57 1,730,884
2,500,000 Amazon.com, Inc 3.250 05/12/61 1,841,869
2,000,000 Amazon.com, Inc 4.100 04/13/62 1,758,424
200,000 AutoNation, Inc 3.500 11/15/24 193,546
244,000 AutoNation, Inc 4.500 10/01/25 238,460
200,000 AutoNation, Inc 3.800 11/15/27 184,900
1,500,000 AutoNation, Inc 1.950 08/01/28 1,241,560
100,000 AutoNation, Inc 4.750 06/01/30 93,998
425,000 AutoNation, Inc 2.400 08/01/31 327,244
900,000 AutoNation, Inc 3.850 03/01/32 766,460
250,000 AutoZone, Inc 3.125 04/18/24 244,903
200,000 AutoZone, Inc 3.250 04/15/25 193,240
500,000 AutoZone, Inc 3.625 04/15/25 487,284
100,000 AutoZone, Inc 3.125 04/21/26 95,637
650,000 AutoZone, Inc 3.750 06/01/27 628,796
1,000,000 AutoZone, Inc 4.500 02/01/28 991,266
200,000 AutoZone, Inc 3.750 04/18/29 187,562
500,000 AutoZone, Inc 4.000 04/15/30 474,954
600,000 AutoZone, Inc 1.650 01/15/31 477,749
225,000 AutoZone, Inc 4.750 08/01/32 223,076
1,000,000 AutoZone, Inc 4.750 02/01/33 987,976
500,000 e Best Buy Co, Inc 4.450 10/01/28 493,832
500,000 Best Buy Co, Inc 1.950 10/01/30 406,696
1,325,000 Cintas Corp No 2 4.000 05/01/32 1,273,144
1,000,000 Dick's Sporting Goods, Inc 3.150 01/15/32 821,538
1,000,000 Dick's Sporting Goods, Inc 4.100 01/15/52 710,407
400,000 eBay, Inc 3.450 08/01/24 392,260
1,000,000 eBay, Inc 1.400 05/10/26 908,515
1,200,000 eBay, Inc 3.600 06/05/27 1,145,014
500,000 eBay, Inc 5.950 11/22/27 522,075
1,200,000 eBay, Inc 2.700 03/11/30 1,051,594
1,000,000 e eBay, Inc 2.600 05/10/31 849,730
500,000 eBay, Inc 6.300 11/22/32 543,534
200,000 eBay, Inc 4.000 07/15/42 163,920
1,000,000 eBay, Inc 3.650 05/10/51 749,259
1,500,000 Genuine Parts Co 1.875 11/01/30 1,194,160

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 275,000 Genuine Parts Co 2.750% 02/01/32 $ 228,400
350,000 Home Depot, Inc 3.350 09/15/25 342,335
1,925,000 Home Depot, Inc 3.000 04/01/26 1,866,147
1,550,000 Home Depot, Inc 2.125 09/15/26 1,453,096
1,000,000 Home Depot, Inc 2.875 04/15/27 953,296
2,000,000 Home Depot, Inc 0.900 03/15/28 1,708,609
1,000,000 Home Depot, Inc 1.500 09/15/28 871,853
825,000 Home Depot, Inc 3.900 12/06/28 812,577
375,000 Home Depot, Inc 2.700 04/15/30 338,553
2,000,000 Home Depot, Inc 1.375 03/15/31 1,600,326
1,000,000 Home Depot, Inc 1.875 09/15/31 827,336
1,000,000 Home Depot, Inc 3.250 04/15/32 912,602
1,000,000 e Home Depot, Inc 4.500 09/15/32 1,007,199
425,000 Home Depot, Inc 5.875 12/16/36 473,856
150,000 Home Depot, Inc 5.950 04/01/41 167,005
675,000 Home Depot, Inc 4.200 04/01/43 611,297
450,000 Home Depot, Inc 4.875 02/15/44 445,773
650,000 Home Depot, Inc 4.400 03/15/45 604,829
725,000 Home Depot, Inc 4.250 04/01/46 660,582
2,100,000 Home Depot, Inc 3.900 06/15/47 1,803,851
2,000,000 Home Depot, Inc 4.500 12/06/48 1,882,977
1,000,000 Home Depot, Inc 3.125 12/15/49 739,005
2,655,000 Home Depot, Inc 3.350 04/15/50 2,054,649
3,000,000 Home Depot, Inc 2.375 03/15/51 1,888,008
1,000,000 Home Depot, Inc 2.750 09/15/51 689,067
500,000 Home Depot, Inc 3.625 04/15/52 402,391
1,000,000 Home Depot, Inc 4.950 09/15/52 999,081
675,000 Home Depot, Inc 3.500 09/15/56 526,346
500,000 JD.com, Inc 3.375 01/14/30 454,311
500,000 JD.com, Inc 4.125 01/14/50 385,200
400,000 Lowe's Cos, Inc 3.125 09/15/24 390,817
1,000,000 Lowe's Cos, Inc 4.000 04/15/25 986,462
1,000,000 Lowe's Cos, Inc 4.400 09/08/25 995,092
1,100,000 Lowe's Cos, Inc 3.375 09/15/25 1,065,975
500,000 Lowe's Cos, Inc 2.500 04/15/26 471,224
1,000,000 Lowe's Cos, Inc 3.350 04/01/27 958,598
2,000,000 Lowe's Cos, Inc 1.300 04/15/28 1,718,395
1,500,000 Lowe's Cos, Inc 1.700 09/15/28 1,297,741
775,000 Lowe's Cos, Inc 3.650 04/05/29 733,746
306,000 Lowe's Cos, Inc 4.500 04/15/30 302,396
1,500,000 Lowe's Cos, Inc 1.700 10/15/30 1,212,805
1,000,000 Lowe's Cos, Inc 3.750 04/01/32 923,350
1,000,000 e Lowe's Cos, Inc 5.000 04/15/33 1,000,282
650,000 Lowe's Cos, Inc 5.150 07/01/33 656,197
700,000 Lowe's Cos, Inc 2.800 09/15/41 496,156
56,000 Lowe's Cos, Inc 4.250 09/15/44 44,893
1,075,000 Lowe's Cos, Inc 3.700 04/15/46 821,448
2,000,000 Lowe's Cos, Inc 4.050 05/03/47 1,614,140
1,425,000 Lowe's Cos, Inc 4.550 04/05/49 1,229,236
1,320,000 Lowe's Cos, Inc 5.125 04/15/50 1,247,511
1,000,000 Lowe's Cos, Inc 3.500 04/01/51 715,136
500,000 Lowe's Cos, Inc 4.250 04/01/52 410,297
1,000,000 Lowe's Cos, Inc 5.625 04/15/53 1,003,264
275,000 Lowe's Cos, Inc 5.750 07/01/53 280,221
500,000 Lowe's Cos, Inc 4.450 04/01/62 408,119
1,000,000 Lowe's Cos, Inc 5.800 09/15/62 1,006,791
600,000 Lowe's Cos, Inc 5.850 04/01/63 608,549
1,000,000 O'Reilly Automotive, Inc 3.600 09/01/27 965,349
300,000 O'Reilly Automotive, Inc 4.350 06/01/28 297,210
500,000 O'Reilly Automotive, Inc 3.900 06/01/29 476,631

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 200,000 O'Reilly Automotive, Inc 1.750% 03/15/31 $ 160,843
2,000,000 O'Reilly Automotive, Inc 4.700 06/15/32 1,974,037
300,000 Ross Stores, Inc 4.600 04/15/25 299,394
500,000 Ross Stores, Inc 0.875 04/15/26 444,871
55,000 Ross Stores, Inc 4.700 04/15/27 54,548
500,000 Ross Stores, Inc 1.875 04/15/31 403,391
525,000 TJX Cos, Inc 2.250 09/15/26 493,093
1,750,000 TJX Cos, Inc 1.150 05/15/28 1,519,201
500,000 TJX Cos, Inc 1.600 05/15/31 407,199
650,000 Tractor Supply Co 1.750 11/01/30 517,188
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 137,578,763
CONSUMER DURABLES & APPAREL - 0.1%
500,000 Brunswick Corp 0.850 08/18/24 466,990
1,000,000 Brunswick Corp 2.400 08/18/31 758,752
500,000 Brunswick Corp 4.400 09/15/32 434,000
161,000 Coach, Inc 4.125 07/15/27 153,568
750,000 DR Horton, Inc 2.500 10/15/24 717,290
500,000 DR Horton, Inc 2.600 10/15/25 467,678
1,000,000 DR Horton, Inc 1.300 10/15/26 882,188
750,000 Hasbro, Inc 3.550 11/19/26 705,067
775,000 Hasbro, Inc 3.500 09/15/27 730,417
1,000,000 Hasbro, Inc 3.900 11/19/29 910,396
100,000 Hasbro, Inc 6.350 03/15/40 101,019
200,000 e Hasbro, Inc 5.100 05/15/44 174,618
475,000 Leggett & Platt, Inc 3.500 11/15/27 443,986
350,000 Leggett & Platt, Inc 4.400 03/15/29 338,974
1,000,000 Leggett & Platt, Inc 3.500 11/15/51 740,582
1,900,000 Lennar Corp 4.750 11/29/27 1,879,975
500,000 MDC Holdings, Inc 3.966 08/06/61 300,145
750,000 e Mohawk Industries, Inc 3.625 05/15/30 679,826
650,000 NIKE, Inc 2.375 11/01/26 610,597
300,000 NIKE, Inc 3.625 05/01/43 259,168
825,000 NIKE, Inc 3.875 11/01/45 745,010
200,000 NIKE, Inc 3.375 11/01/46 164,601
2,440,000 e NIKE, Inc 3.375 03/27/50 2,009,784
1,000,000 NVR, Inc 3.000 05/15/30 879,539
200,000 Ralph Lauren Corp 3.750 09/15/25 195,630
1,000,000 Ralph Lauren Corp 2.950 06/15/30 900,465
1,500,000 Rio Tinto Finance USA plc 5.000 03/09/33 1,542,697
1,000,000 Rio Tinto Finance USA plc 5.125 03/09/53 1,029,844
450,000 Tapestry, Inc 3.050 03/15/32 365,569
400,000 VF Corp 2.400 04/23/25 377,057
1,000,000 VF Corp 2.800 04/23/27 927,248
200,000 e VF Corp 2.950 04/23/30 168,179
100,000 e Whirlpool Corp 4.000 03/01/24 98,732
925,000 e Whirlpool Corp 4.750 02/26/29 915,139
500,000 Whirlpool Corp 2.400 05/15/31 409,199
475,000 e Whirlpool Corp 4.700 05/14/32 455,843
750,000 Whirlpool Corp 5.500 03/01/33 752,422
200,000 Whirlpool Corp 4.500 06/01/46 163,510
775,000 e Whirlpool Corp 4.600 05/15/50 645,153
TOTAL CONSUMER DURABLES & APPAREL 24,500,857
CONSUMER SERVICES - 0.5%
14,500,000 Anheuser-Busch Cos LLC 3.650 02/01/26 14,231,938
3,150,000 Anheuser-Busch Cos LLC 4.700 02/01/36 3,136,850
7,375,000 Anheuser-Busch Cos LLC 4.900 02/01/46 7,207,679
200,000 Block Financial LLC 5.250 10/01/25 198,819
1,000,000 Block Financial LLC 2.500 07/15/28 861,902

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 750,000 Block Financial LLC 3.875% 08/15/30 $ 644,465
300,000 Board of Trustees of The Leland Stanford Junior
University
3.647 05/01/48 257,388
300,000 Booking Holdings, Inc 3.650 03/15/25 293,659
300,000 Booking Holdings, Inc 3.600 06/01/26 292,582
900,000 Booking Holdings, Inc 3.550 03/15/28 864,212
1,100,000 Booking Holdings, Inc 4.625 04/13/30 1,099,300
1,000,000 Brown University in Providence in the State of Rhode
Island and Providence Plant
2.924 09/01/50 752,173
1,000,000 California Endowment 2.498 04/01/51 658,120
1,000,000 Case Western Reserve University 5.405 06/01/22 978,252
500,000 Choice Hotels International, Inc 3.700 12/01/29 449,025
675,000 Cintas Corp No 2 3.700 04/01/27 654,471
1,000,000 Claremont McKenna College 3.775 01/01/22 693,709
750,000 CommonSpirit Health 2.760 10/01/24 726,903
750,000 CommonSpirit Health 6.073 11/01/27 769,282
1,000,000 CommonSpirit Health 3.347 10/01/29 899,257
1,000,000 CommonSpirit Health 2.782 10/01/30 849,526
300,000 CommonSpirit Health 4.350 11/01/42 258,880
750,000 CommonSpirit Health 3.817 10/01/49 585,462
715,000 CommonSpirit Health 4.187 10/01/49 584,379
500,000 CommonSpirit Health 3.910 10/01/50 387,314
750,000 e CommonSpirit Health 6.461 11/01/52 860,582
200,000 Darden Restaurants, Inc 3.850 05/01/27 193,440
300,000 Darden Restaurants, Inc 4.550 02/15/48 256,237
500,000 Emory University 2.143 09/01/30 426,443
500,000 Emory University 2.969 09/01/50 360,915
1,200,000 Expedia Group, Inc 5.000 02/15/26 1,194,526
750,000 Expedia Group, Inc 4.625 08/01/27 735,046
175,000 Expedia Group, Inc 3.800 02/15/28 165,718
750,000 Expedia Group, Inc 3.250 02/15/30 649,949
270,000 Expedia Group, Inc 2.950 03/15/31 225,300
2,000,000 Howard University 5.209 10/01/52 1,688,326
1,000,000 Hyatt Hotels Corp 1.800 10/01/24 946,744
100,000 Hyatt Hotels Corp 5.625 04/23/25 99,474
100,000 Hyatt Hotels Corp 4.850 03/15/26 99,400
200,000 Hyatt Hotels Corp 4.375 09/15/28 191,058
1,100,000 Hyatt Hotels Corp 6.000 04/23/30 1,117,183
500,000 Johns Hopkins University 4.705 07/01/32 508,341
750,000 Johns Hopkins University 2.813 01/01/60 495,372
500,000 e Leland Stanford Junior University 1.289 06/01/27 446,495
1,000,000 Leland Stanford Junior University 2.413 06/01/50 668,259
300,000 Marriott International, Inc 3.600 04/15/24 294,318
14,000 Marriott International, Inc 5.750 05/01/25 14,095
500,000 Marriott International, Inc 5.000 10/15/27 501,034
1,250,000 Marriott International, Inc 4.000 04/15/28 1,207,211
300,000 Marriott International, Inc 4.650 12/01/28 297,093
500,000 Marriott International, Inc 4.900 04/15/29 495,619
400,000 Marriott International, Inc 4.625 06/15/30 388,345
1,000,000 Marriott International, Inc 2.850 04/15/31 851,805
1,500,000 Marriott International, Inc 3.500 10/15/32 1,314,604
2,000,000 Marriott International, Inc 2.750 10/15/33 1,618,575
1,500,000 Massachusetts Institute of Technology 2.989 07/01/50 1,150,121
1,000,000 Massachusetts Institute of Technology 2.294 07/01/51 646,401
750,000 Massachusetts Institute of Technology 5.600 07/01/11 836,955
200,000 Massachusetts Institute of Technology 4.678 07/01/14 184,518
300,000 Massachusetts Institute of Technology 3.885 07/01/16 236,357
2,000,000 McDonald's Corp 3.300 07/01/25 1,958,431
150,000 McDonald's Corp 1.450 09/01/25 139,667
2,950,000 McDonald's Corp 3.700 01/30/26 2,899,362
300,000 McDonald's Corp 3.500 03/01/27 290,731

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 775,000 McDonald's Corp 3.800% 04/01/28 $ 760,438
1,250,000 McDonald's Corp 2.625 09/01/29 1,134,765
500,000 McDonald's Corp 2.125 03/01/30 432,430
200,000 McDonald's Corp 4.600 09/09/32 202,378
2,225,000 McDonald's Corp 4.700 12/09/35 2,221,231
250,000 McDonald's Corp 6.300 10/15/37 285,215
100,000 McDonald's Corp 6.300 03/01/38 113,840
250,000 McDonald's Corp 4.600 05/26/45 232,104
1,275,000 McDonald's Corp 4.875 12/09/45 1,235,117
725,000 McDonald's Corp 4.450 03/01/47 663,884
625,000 McDonald's Corp 4.450 09/01/48 580,126
1,825,000 McDonald's Corp 3.625 09/01/49 1,460,802
1,350,000 McDonald's Corp 4.200 04/01/50 1,190,580
500,000 McDonald's Corp 5.150 09/09/52 508,421
735,000 Nature Conservancy 3.957 03/01/52 620,649
750,000 Northeastern University 2.894 10/01/50 522,808
200,000 Northwestern University 3.868 12/01/48 176,592
750,000 Northwestern University 2.640 12/01/50 527,086
200,000 Northwestern University 3.662 12/01/57 161,384
1,000,000 Novant Health, Inc 2.637 11/01/36 791,104
1,000,000 e Novant Health, Inc 3.318 11/01/61 709,424
1,000,000 President & Fellows of Harvard College 2.517 10/15/50 685,167
750,000 President and Fellows of Harvard College 3.619 10/01/37 665,330
200,000 President and Fellows of Harvard College 3.150 07/15/46 162,178
1,000,000 President and Fellows of Harvard College 3.745 11/15/52 870,595
200,000 President and Fellows of Harvard College 3.300 07/15/56 156,607
175,000 Starbucks Corp 2.450 06/15/26 164,257
500,000 Starbucks Corp 2.000 03/12/27 454,513
750,000 e Starbucks Corp 3.500 03/01/28 716,304
650,000 Starbucks Corp 4.000 11/15/28 632,442
750,000 Starbucks Corp 3.550 08/15/29 714,154
500,000 Starbucks Corp 2.250 03/12/30 431,051
1,500,000 Starbucks Corp 2.550 11/15/30 1,305,467
2,000,000 e Starbucks Corp 3.000 02/14/32 1,773,285
1,000,000 Starbucks Corp 4.800 02/15/33 1,009,326
200,000 Starbucks Corp 4.300 06/15/45 177,490
200,000 Starbucks Corp 3.750 12/01/47 160,339
650,000 Starbucks Corp 4.500 11/15/48 588,091
1,000,000 Starbucks Corp 4.450 08/15/49 901,425
500,000 Starbucks Corp 3.350 03/12/50 372,335
1,000,000 Starbucks Corp 3.500 11/15/50 775,328
1,000,000 Thomas Jefferson University 3.847 11/01/57 756,432
200,000 Trinity Acquisition plc 4.400 03/15/26 196,259
500,000 Trustees of Boston College 3.129 07/01/52 368,665
100,000 Trustees of Boston University 4.061 10/01/48 89,504
1,000,000 Trustees of Princeton University 2.516 07/01/50 685,235
665,000 Trustees of Princeton University 4.201 03/01/52 627,926
1,000,000 University of Chicago 3.000 10/01/52 735,876
1,000,000 University of Miami 4.063 04/01/52 857,000
1,000,000 University of Southern California 2.945 10/01/51 712,725
1,000,000 University of Southern California 3.226 10/01/20 629,213
1,000,000 Washington University 3.524 04/15/54 822,871
500,000 Washington University 4.349 04/15/22 420,457
200,000 Wesleyan University 4.781 07/01/16 168,557
500,000 Yale University 0.873 04/15/25 466,387
750,000 Yale University 1.482 04/15/30 628,459
750,000 Yale University 2.402 04/15/50 505,572
TOTAL CONSUMER SERVICES 100,906,797

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
$ 400,000 Costco Wholesale Corp 2.750% 05/18/24 $ 392,565
625,000 Costco Wholesale Corp 3.000 05/18/27 602,319
475,000 Costco Wholesale Corp 1.375 06/20/27 425,926
725,000 Costco Wholesale Corp 1.600 04/20/30 615,469
1,800,000 Costco Wholesale Corp 1.750 04/20/32 1,479,787
69,000 Delhaize Group S.A. 5.700 10/01/40 71,694
1,033,000 Diageo Capital plc 2.000 04/29/30 880,101
355,000 Dollar General Corp 4.150 11/01/25 348,507
300,000 Dollar General Corp 3.875 04/15/27 292,580
1,000,000 Dollar General Corp 4.625 11/01/27 998,627
500,000 Dollar General Corp 4.125 05/01/28 486,640
500,000 Dollar General Corp 3.500 04/03/30 459,267
500,000 Dollar General Corp 5.000 11/01/32 502,077
500,000 Dollar General Corp 4.125 04/03/50 406,382
500,000 Dollar General Corp 5.500 11/01/52 508,559
500,000 Dollar Tree, Inc 4.000 05/15/25 490,721
500,000 Dollar Tree, Inc 4.200 05/15/28 486,935
1,000,000 Dollar Tree, Inc 2.650 12/01/31 837,781
1,000,000 Dollar Tree, Inc 3.375 12/01/51 705,439
100,000 Kroger Co 3.500 02/01/26 97,500
1,275,000 Kroger Co 2.650 10/15/26 1,197,137
175,000 Kroger Co 3.700 08/01/27 168,244
1,150,000 Kroger Co 4.500 01/15/29 1,144,053
250,000 Kroger Co 2.200 05/01/30 209,542
1,500,000 Kroger Co 1.700 01/15/31 1,193,436
100,000 Kroger Co 6.900 04/15/38 114,200
250,000 Kroger Co 5.000 04/15/42 234,478
300,000 Kroger Co 5.150 08/01/43 283,860
300,000 Kroger Co 3.875 10/15/46 237,912
900,000 Kroger Co 4.450 02/01/47 793,593
700,000 Kroger Co 4.650 01/15/48 623,842
300,000 Kroger Co 5.400 01/15/49 295,094
500,000 Kroger Co 3.950 01/15/50 407,950
125,000 SYSCO Corp 3.750 10/01/25 121,671
350,000 SYSCO Corp 3.300 07/15/26 336,169
1,000,000 SYSCO Corp 2.400 02/15/30 873,504
332,000 SYSCO Corp 5.950 04/01/30 352,047
400,000 SYSCO Corp 2.450 12/14/31 333,293
300,000 SYSCO Corp 4.850 10/01/45 274,157
500,000 SYSCO Corp 4.500 04/01/46 432,695
250,000 SYSCO Corp 4.450 03/15/48 216,669
550,000 SYSCO Corp 3.300 02/15/50 392,966
905,000 SYSCO Corp 6.600 04/01/50 1,032,401
675,000 SYSCO Corp 3.150 12/14/51 471,675
350,000 Target Corp 3.500 07/01/24 345,276
200,000 Target Corp 2.250 04/15/25 192,151
1,700,000 Target Corp 2.500 04/15/26 1,631,952
1,000,000 Target Corp 1.950 01/15/27 924,391
600,000 Target Corp 2.350 02/15/30 527,857
5,000,000 Target Corp 2.650 09/15/30 4,449,524
500,000 Target Corp 4.500 09/15/32 501,015
1,000,000 Target Corp 4.400 01/15/33 994,197
1,000,000 Target Corp 2.950 01/15/52 722,895
1,500,000 Target Corp 4.800 01/15/53 1,473,246
622,000 Walgreens Boots Alliance, Inc 3.450 06/01/26 593,921
750,000 e Walgreens Boots Alliance, Inc 3.200 04/15/30 659,463
1,400,000 Walgreens Boots Alliance, Inc 4.500 11/18/34 1,272,310
525,000 Walgreens Boots Alliance, Inc 4.650 06/01/46 429,786
750,000 Walgreens Boots Alliance, Inc 4.100 04/15/50 561,086
5,000,000 Walmart, Inc 1.050 09/17/26 4,507,319

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 3,000,000 Walmart, Inc 3.950% 09/09/27 $ 2,996,327
1,000,000 Walmart, Inc 1.500 09/22/28 875,457
21,000 Walmart, Inc 2.375 09/24/29 18,811
1,750,000 Walmart, Inc 1.800 09/22/31 1,480,023
5,000,000 e Walmart, Inc 4.150 09/09/32 5,038,686
825,000 Walmart, Inc 2.500 09/22/41 623,817
1,500,000 e Walmart, Inc 2.650 09/22/51 1,087,140
4,000,000 Walmart, Inc 4.500 09/09/52 3,993,962
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 58,730,076
ENERGY - 1.6%
875,000 Baker Hughes a GE Co LLC 3.337 12/15/27 819,900
1,000,000 Baker Hughes a GE Co LLC 3.138 11/07/29 898,124
500,000 Baker Hughes a GE Co LLC 4.486 05/01/30 489,001
800,000 Baker Hughes a GE Co LLC 5.125 09/15/40 776,513
875,000 Baker Hughes a GE Co LLC 4.080 12/15/47 710,629
1,000,000 Baker Hughes Holdings LLC 2.061 12/15/26 905,311
475,000 Boardwalk Pipelines LP 5.950 06/01/26 481,871
450,000 Boardwalk Pipelines LP 4.450 07/15/27 438,486
500,000 Boardwalk Pipelines LP 4.800 05/03/29 489,889
1,000,000 Boardwalk Pipelines LP 3.400 02/15/31 870,102
1,000,000 Boardwalk Pipelines LP 3.600 09/01/32 859,849
700,000 BP Capital Markets America, Inc 3.796 09/21/25 694,408
1,800,000 BP Capital Markets America, Inc 3.410 02/11/26 1,753,926
150,000 BP Capital Markets America, Inc 3.119 05/04/26 144,326
200,000 BP Capital Markets America, Inc 3.017 01/16/27 189,966
500,000 e BP Capital Markets America, Inc 3.588 04/14/27 483,858
750,000 BP Capital Markets America, Inc 3.937 09/21/28 733,962
1,300,000 BP Capital Markets America, Inc 4.234 11/06/28 1,288,116
1,000,000 BP Capital Markets America, Inc 3.633 04/06/30 949,055
1,000,000 BP Capital Markets America, Inc 1.749 08/10/30 827,520
2,000,000 BP Capital Markets America, Inc 2.721 01/12/32 1,743,870
2,350,000 BP Capital Markets America, Inc 4.812 02/13/33 2,386,105
1,000,000 BP Capital Markets America, Inc 3.060 06/17/41 773,020
2,000,000 BP Capital Markets America, Inc 3.000 02/24/50 1,415,539
950,000 BP Capital Markets America, Inc 2.772 11/10/50 642,828
2,500,000 BP Capital Markets America, Inc 2.939 06/04/51 1,733,479
1,000,000 BP Capital Markets America, Inc 3.001 03/17/52 704,975
2,500,000 BP Capital Markets America, Inc 3.379 02/08/61 1,806,272
925,000 BP Capital Markets plc 3.279 09/19/27 890,164
300,000 BP Capital Markets plc 3.723 11/28/28 290,352
700,000 Canadian Natural Resources Ltd 3.900 02/01/25 685,488
750,000 Canadian Natural Resources Ltd 2.050 07/15/25 700,675
1,125,000 Canadian Natural Resources Ltd 3.850 06/01/27 1,077,521
750,000 Canadian Natural Resources Ltd 2.950 07/15/30 651,308
1,625,000 Canadian Natural Resources Ltd 6.250 03/15/38 1,698,562
800,000 Canadian Natural Resources Ltd 4.950 06/01/47 722,982
1,200,000 Cenovus Energy, Inc 2.650 01/15/32 990,294
1,425,000 e Cenovus Energy, Inc 3.750 02/15/52 1,036,865
1,000,000 Cheniere Energy Partners LP 4.500 10/01/29 929,011
1,000,000 Cheniere Energy Partners LP 4.000 03/01/31 889,940
1,000,000 Cheniere Energy Partners LP 3.250 01/31/32 826,120
400,000 Chevron Corp 3.326 11/17/25 392,307
2,475,000 Chevron Corp 2.954 05/16/26 2,383,189
2,225,000 Chevron Corp 1.995 05/11/27 2,037,961
600,000 Chevron Corp 2.236 05/11/30 530,510
1,000,000 Chevron Corp 3.078 05/11/50 756,871
2,000,000 Chevron USA, Inc 0.687 08/12/25 1,835,284
2,000,000 Chevron USA, Inc 1.018 08/12/27 1,761,244
1,000,000 Chevron USA, Inc 3.250 10/15/29 939,331

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 250,000 Chevron USA, Inc 2.343% 08/12/50 $ 164,288
775,000 Columbia Pipeline Group, Inc 4.500 06/01/25 765,071
300,000 Columbia Pipeline Group, Inc 5.800 06/01/45 303,068
750,000 ConocoPhillips 5.900 10/15/32 832,248
77,000 ConocoPhillips Co 4.150 11/15/34 70,034
1,700,000 ConocoPhillips Co 3.758 03/15/42 1,444,858
300,000 ConocoPhillips Co 4.300 11/15/44 269,899
850,000 ConocoPhillips Co 3.800 03/15/52 702,934
3,612,000 ConocoPhillips Co 4.025 03/15/62 2,958,436
750,000 ConocoPhillips Holding Co 6.950 04/15/29 844,216
1,500,000 Continental Resources, Inc 4.375 01/15/28 1,414,050
525,000 Coterra Energy, Inc 3.900 05/15/27 500,967
300,000 Coterra Energy, Inc 4.375 03/15/29 285,210
1,000,000 DCP Midstream Operating LP 5.375 07/15/25 995,081
1,000,000 DCP Midstream Operating LP 5.625 07/15/27 1,009,101
1,000,000 DCP Midstream Operating LP 5.125 05/15/29 984,385
2,000,000 Devon Energy Corp 4.500 01/15/30 1,910,111
885,000 Devon Energy Corp 5.600 07/15/41 847,649
700,000 Devon Energy Corp 4.750 05/15/42 609,210
1,100,000 Devon Energy Corp 5.000 06/15/45 977,410
425,000 Diamondback Energy, Inc 3.250 12/01/26 402,632
1,000,000 Diamondback Energy, Inc 3.500 12/01/29 913,764
650,000 Diamondback Energy, Inc 3.125 03/24/31 563,641
1,000,000 Diamondback Energy, Inc 6.250 03/15/33 1,056,778
1,000,000 Diamondback Energy, Inc 4.400 03/24/51 804,729
450,000 Diamondback Energy, Inc 4.250 03/15/52 353,059
1,000,000 Diamondback Energy, Inc 6.250 03/15/53 1,035,009
750,000 Eastern Gas Transmission & Storage, Inc 3.000 11/15/29 668,232
200,000 Eastern Gas Transmission & Storage, Inc 4.800 11/01/43 174,709
200,000 Eastern Gas Transmission & Storage, Inc 4.600 12/15/44 175,385
300,000 El Paso Corp 7.750 01/15/32 348,825
300,000 Enable Midstream Partners LP 3.900 05/15/24 293,688
200,000 Enable Midstream Partners LP 4.400 03/15/27 194,298
1,250,000 Enable Midstream Partners LP 4.950 05/15/28 1,231,988
500,000 Enable Midstream Partners LP 4.150 09/15/29 467,103
100,000 Enable Midstream Partners LP 5.000 05/15/44 85,346
1,200,000 Enbridge Energy Partners LP 5.875 10/15/25 1,221,185
300,000 Enbridge Energy Partners LP 5.500 09/15/40 289,702
200,000 Enbridge Energy Partners LP 7.375 10/15/45 234,476
300,000 Enbridge, Inc 4.000 10/01/23 297,746
250,000 Enbridge, Inc 2.500 01/15/25 239,556
950,000 Enbridge, Inc 2.500 02/14/25 909,850
1,500,000 Enbridge, Inc 1.600 10/04/26 1,345,781
100,000 Enbridge, Inc 4.250 12/01/26 98,231
100,000 Enbridge, Inc 3.700 07/15/27 95,172
500,000 Enbridge, Inc 3.125 11/15/29 450,605
500,000 Enbridge, Inc 5.700 03/08/33 520,072
1,500,000 Enbridge, Inc 2.500 08/01/33 1,208,742
300,000 Enbridge, Inc 4.500 06/10/44 254,831
925,000 Enbridge, Inc 5.500 12/01/46 895,394
1,000,000 Enbridge, Inc 4.000 11/15/49 786,556
2,000,000 Enbridge, Inc 3.400 08/01/51 1,409,360
1,000,000 EnCana Corp 6.500 08/15/34 1,010,955
1,000,000 Energy Transfer LP 5.550 02/15/28 1,015,455
600,000 Energy Transfer LP 5.750 02/15/33 614,508
500,000 Energy Transfer Operating LP 4.900 02/01/24 496,948
825,000 Energy Transfer Operating LP 4.050 03/15/25 809,162
400,000 Energy Transfer Operating LP 2.900 05/15/25 381,197
325,000 Energy Transfer Operating LP 4.750 01/15/26 320,964
250,000 Energy Transfer Operating LP 4.200 04/15/27 239,533

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 350,000 Energy Transfer Operating LP 4.950% 06/15/28 $ 347,574
2,600,000 Energy Transfer Operating LP 5.250 04/15/29 2,589,968
3,125,000 Energy Transfer Operating LP 3.750 05/15/30 2,883,783
400,000 Energy Transfer Operating LP 4.900 03/15/35 373,708
500,000 Energy Transfer Operating LP 5.800 06/15/38 490,701
140,000 Energy Transfer Operating LP 7.500 07/01/38 157,275
650,000 Energy Transfer Operating LP 6.500 02/01/42 674,123
200,000 Energy Transfer Operating LP 5.150 02/01/43 174,404
200,000 Energy Transfer Operating LP 5.950 10/01/43 191,372
550,000 Energy Transfer Operating LP 5.150 03/15/45 478,813
625,000 Energy Transfer Operating LP 6.125 12/15/45 604,152
500,000 Energy Transfer Operating LP 5.300 04/15/47 438,142
1,025,000 Energy Transfer Operating LP 6.000 06/15/48 979,447
2,750,000 Energy Transfer Operating LP 6.250 04/15/49 2,724,500
2,175,000 Energy Transfer Operating LP 5.000 05/15/50 1,856,424
225,000 Enterprise Products Operating LLC 3.750 02/15/25 220,650
450,000 Enterprise Products Operating LLC 3.700 02/15/26 439,384
3,065,000 Enterprise Products Operating LLC 3.950 02/15/27 2,992,643
725,000 Enterprise Products Operating LLC 4.150 10/16/28 704,658
450,000 Enterprise Products Operating LLC 3.125 07/31/29 412,251
750,000 Enterprise Products Operating LLC 2.800 01/31/30 665,112
1,500,000 Enterprise Products Operating LLC 5.350 01/31/33 1,554,129
480,000 Enterprise Products Operating LLC 6.125 10/15/39 520,952
175,000 Enterprise Products Operating LLC 5.950 02/01/41 184,679
525,000 Enterprise Products Operating LLC 4.850 08/15/42 489,413
325,000 Enterprise Products Operating LLC 4.450 02/15/43 289,290
1,775,000 Enterprise Products Operating LLC 4.850 03/15/44 1,647,721
775,000 Enterprise Products Operating LLC 5.100 02/15/45 739,705
500,000 Enterprise Products Operating LLC 4.900 05/15/46 461,033
675,000 Enterprise Products Operating LLC 4.250 02/15/48 575,170
2,475,000 Enterprise Products Operating LLC 4.800 02/01/49 2,270,250
950,000 Enterprise Products Operating LLC 4.200 01/31/50 806,019
775,000 Enterprise Products Operating LLC 3.700 01/31/51 599,058
1,000,000 Enterprise Products Operating LLC 3.200 02/15/52 711,269
425,000 Enterprise Products Operating LLC 3.300 02/15/53 307,451
200,000 Enterprise Products Operating LLC 4.950 10/15/54 180,945
1,625,000 Enterprise Products Operating LLC 3.950 01/31/60 1,273,234
700,000 Enterprise Products Operating LLC 5.250 08/16/77 591,934
100,000 Enterprise Products Operating LLC 7.858 08/16/77 93,811
400,000 Enterprise Products Operating LLC 5.375 02/15/78 321,076
475,000 EOG Resources, Inc 4.150 01/15/26 470,382
500,000 EOG Resources, Inc 4.375 04/15/30 498,420
200,000 EOG Resources, Inc 3.900 04/01/35 183,266
200,000 EOG Resources, Inc 5.100 01/15/36 198,538
500,000 EOG Resources, Inc 4.950 04/15/50 503,845
3,000,000 EQT Corp 6.125 02/01/25 3,017,842
500,000 Equinor ASA 3.250 11/10/24 490,683
500,000 Equinor ASA 2.875 04/06/25 484,658
400,000 Equinor ASA 1.750 01/22/26 372,715
500,000 Equinor ASA 3.000 04/06/27 474,610
1,500,000 Equinor ASA 3.625 09/10/28 1,460,064
300,000 e Equinor ASA 3.125 04/06/30 281,302
1,175,000 Equinor ASA 2.375 05/22/30 1,037,744
300,000 Equinor ASA 3.625 04/06/40 257,862
200,000 Equinor ASA 5.100 08/17/40 206,162
400,000 Equinor ASA 4.250 11/23/41 372,163
300,000 Equinor ASA 3.950 05/15/43 264,335
1,300,000 Equinor ASA 4.800 11/08/43 1,279,307
750,000 Equinor ASA 3.250 11/18/49 578,058
1,300,000 Equinor ASA 3.700 04/06/50 1,093,049

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 3,000,000 Exxon Mobil Corp 2.992% 03/19/25 $ 2,920,319
4,177,000 Exxon Mobil Corp 3.043 03/01/26 4,054,120
1,000,000 Exxon Mobil Corp 2.275 08/16/26 938,527
1,750,000 e Exxon Mobil Corp 3.294 03/19/27 1,704,258
1,000,000 e Exxon Mobil Corp 2.440 08/16/29 914,571
750,000 Exxon Mobil Corp 3.482 03/19/30 716,595
750,000 Exxon Mobil Corp 2.610 10/15/30 674,019
1,000,000 Exxon Mobil Corp 2.995 08/16/39 808,509
1,750,000 Exxon Mobil Corp 4.227 03/19/40 1,638,458
500,000 Exxon Mobil Corp 3.567 03/06/45 414,477
1,225,000 Exxon Mobil Corp 4.114 03/01/46 1,103,530
1,400,000 Exxon Mobil Corp 3.095 08/16/49 1,047,937
2,100,000 Exxon Mobil Corp 4.327 03/19/50 1,938,581
2,800,000 Exxon Mobil Corp 3.452 04/15/51 2,229,409
75,000 Halliburton Co 3.800 11/15/25 73,452
2,000,000 Halliburton Co 2.920 03/01/30 1,781,397
500,000 Halliburton Co 4.850 11/15/35 480,601
125,000 Halliburton Co 6.700 09/15/38 137,315
125,000 Halliburton Co 7.450 09/15/39 144,844
750,000 Halliburton Co 4.750 08/01/43 662,050
2,825,000 Halliburton Co 5.000 11/15/45 2,571,617
1,000,000 Helmerich & Payne, Inc 2.900 09/29/31 830,118
200,000 Hess Corp 3.500 07/15/24 195,364
2,100,000 Hess Corp 4.300 04/01/27 2,049,862
200,000 Hess Corp 6.000 01/15/40 201,703
1,190,000 Hess Corp 5.600 02/15/41 1,147,096
900,000 Hess Corp 5.800 04/01/47 881,600
200,000 HF Sinclair Corp 5.875 04/01/26 202,099
500,000 HF Sinclair Corp 4.500 10/01/30 452,628
1,130,000 Husky Energy, Inc 6.800 09/15/37 1,202,555
500,000 Kinder Morgan Energy Partners LP 4.250 09/01/24 494,213
300,000 Kinder Morgan Energy Partners LP 6.950 01/15/38 335,185
535,000 Kinder Morgan Energy Partners LP 6.500 09/01/39 559,972
400,000 Kinder Morgan Energy Partners LP 4.700 11/01/42 342,572
500,000 Kinder Morgan Energy Partners LP 5.000 03/01/43 437,381
400,000 Kinder Morgan Energy Partners LP 5.500 03/01/44 375,863
200,000 Kinder Morgan Energy Partners LP 5.400 09/01/44 185,235
1,500,000 Kinder Morgan, Inc 1.750 11/15/26 1,351,866
2,825,000 Kinder Morgan, Inc 4.300 03/01/28 2,775,898
450,000 Kinder Morgan, Inc 2.000 02/15/31 363,254
1,250,000 Kinder Morgan, Inc 4.800 02/01/33 1,206,033
1,000,000 Kinder Morgan, Inc 5.200 06/01/33 993,496
3,300,000 Kinder Morgan, Inc 5.300 12/01/34 3,238,648
1,600,000 Kinder Morgan, Inc 5.550 06/01/45 1,513,360
2,325,000 Kinder Morgan, Inc 5.200 03/01/48 2,080,784
500,000 Kinder Morgan, Inc 3.250 08/01/50 331,495
2,500,000 Kinder Morgan, Inc 3.600 02/15/51 1,770,722
750,000 Kinder Morgan, Inc 5.450 08/01/52 696,390
900,000 Magellan Midstream Partners LP 5.000 03/01/26 907,580
475,000 Magellan Midstream Partners LP 3.250 06/01/30 427,588
225,000 Magellan Midstream Partners LP 4.250 09/15/46 178,979
425,000 Magellan Midstream Partners LP 4.200 10/03/47 339,732
525,000 Magellan Midstream Partners LP 4.850 02/01/49 457,318
1,500,000 Magellan Midstream Partners LP 3.950 03/01/50 1,133,075
1,475,000 Marathon Oil Corp 4.400 07/15/27 1,429,079
505,000 Marathon Oil Corp 6.600 10/01/37 515,491
600,000 Marathon Oil Corp 5.200 06/01/45 521,913
2,175,000 Marathon Petroleum Corp 3.625 09/15/24 2,142,472
500,000 Marathon Petroleum Corp 4.700 05/01/25 498,999
200,000 Marathon Petroleum Corp 3.800 04/01/28 190,645

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 800,000 Marathon Petroleum Corp 6.500% 03/01/41 $ 853,461
450,000 Marathon Petroleum Corp 4.750 09/15/44 387,712
250,000 Marathon Petroleum Corp 5.850 12/15/45 232,380
600,000 Marathon Petroleum Corp 4.500 04/01/48 491,394
200,000 Marathon Petroleum Corp 5.000 09/15/54 172,006
1,000,000 MPLX LP 4.875 12/01/24 993,835
2,500,000 MPLX LP 4.875 06/01/25 2,481,688
2,800,000 MPLX LP 1.750 03/01/26 2,555,315
100,000 MPLX LP 4.125 03/01/27 96,935
150,000 MPLX LP 4.250 12/01/27 145,247
475,000 MPLX LP 4.000 03/15/28 454,475
1,125,000 MPLX LP 2.650 08/15/30 954,023
500,000 MPLX LP 4.950 09/01/32 488,982
975,000 MPLX LP 4.500 04/15/38 866,679
375,000 MPLX LP 5.200 03/01/47 335,915
700,000 MPLX LP 5.200 12/01/47 621,444
825,000 MPLX LP 4.700 04/15/48 692,712
850,000 MPLX LP 5.500 02/15/49 790,617
1,000,000 MPLX LP 4.950 03/14/52 869,179
1,600,000 MPLX LP 4.900 04/15/58 1,329,883
500,000 National Oilwell Varco, Inc 3.600 12/01/29 451,912
800,000 National Oilwell Varco, Inc 3.950 12/01/42 592,652
1,500,000 Newfield Exploration Co 5.375 01/01/26 1,502,572
175,000 ONEOK, Inc 2.750 09/01/24 169,287
100,000 ONEOK, Inc 5.850 01/15/26 101,472
1,300,000 ONEOK, Inc 4.000 07/13/27 1,241,589
725,000 ONEOK, Inc 4.550 07/15/28 701,345
325,000 ONEOK, Inc 4.350 03/15/29 307,310
500,000 ONEOK, Inc 3.400 09/01/29 445,573
500,000 ONEOK, Inc 3.100 03/15/30 436,812
175,000 ONEOK, Inc 6.350 01/15/31 183,430
675,000 ONEOK, Inc 4.950 07/13/47 565,595
1,350,000 ONEOK, Inc 5.200 07/15/48 1,166,710
1,000,000 ONEOK, Inc 4.450 09/01/49 776,477
500,000 ONEOK, Inc 4.500 03/15/50 387,286
300,000 ONEOK, Inc 7.150 01/15/51 319,507
1,000,000 Phillips 66 3.850 04/09/25 978,198
925,000 Phillips 66 1.300 02/15/26 837,563
1,000,000 Phillips 66 4.950 12/01/27 1,004,445
1,000,000 Phillips 66 3.900 03/15/28 961,520
625,000 Phillips 66 5.300 06/30/33 633,445
738,000 Phillips 66 4.650 11/15/34 707,764
125,000 Phillips 66 5.875 05/01/42 132,431
2,375,000 Phillips 66 4.875 11/15/44 2,222,169
825,000 Phillips 66 3.300 03/15/52 583,170
500,000 g Phillips 66 Co 2.450 12/15/24 475,759
100,000 g Phillips 66 Co 3.550 10/01/26 95,377
675,000 g Phillips 66 Co 3.750 03/01/28 640,530
500,000 g Phillips 66 Co 3.150 12/15/29 451,171
425,000 g Phillips 66 Co 4.680 02/15/45 377,444
350,000 g Phillips 66 Co 4.900 10/01/46 319,793
2,000,000 Pioneer Natural Resources Co 1.125 01/15/26 1,817,551
350,000 Pioneer Natural Resources Co 5.100 03/29/26 351,456
750,000 Pioneer Natural Resources Co 2.150 01/15/31 616,056
575,000 Plains All American Pipeline LP 3.600 11/01/24 560,283
1,025,000 Plains All American Pipeline LP 4.650 10/15/25 1,013,771
2,075,000 Plains All American Pipeline LP 4.500 12/15/26 2,027,656
1,000,000 Plains All American Pipeline LP 3.800 09/15/30 891,119
100,000 Plains All American Pipeline LP 6.650 01/15/37 102,111
250,000 Plains All American Pipeline LP 5.150 06/01/42 210,576

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 300,000 Plains All American Pipeline LP 4.700% 06/15/44 $ 235,683
300,000 Plains All American Pipeline LP 4.900 02/15/45 240,388
1,775,000 Sabine Pass Liquefaction LLC 5.625 03/01/25 1,786,268
275,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 280,640
2,675,000 Sabine Pass Liquefaction LLC 5.000 03/15/27 2,665,395
550,000 Sabine Pass Liquefaction LLC 4.200 03/15/28 528,386
1,500,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 1,446,935
750,000 Schlumberger Finance Canada Ltd 1.400 09/17/25 693,247
1,500,000 Schlumberger Investment S.A. 2.650 06/26/30 1,326,229
5,075,000 Shell International Finance BV 3.250 05/11/25 4,960,484
2,075,000 Shell International Finance BV 2.875 05/10/26 1,985,117
925,000 Shell International Finance BV 2.500 09/12/26 870,793
1,225,000 Shell International Finance BV 3.875 11/13/28 1,206,981
3,000,000 Shell International Finance BV 2.375 11/07/29 2,660,281
1,000,000 Shell International Finance BV 2.750 04/06/30 912,138
500,000 Shell International Finance BV 4.125 05/11/35 478,734
350,000 Shell International Finance BV 6.375 12/15/38 404,014
100,000 Shell International Finance BV 5.500 03/25/40 106,270
1,500,000 Shell International Finance BV 2.875 11/26/41 1,151,429
1,200,000 Shell International Finance BV 4.550 08/12/43 1,134,741
2,025,000 Shell International Finance BV 4.375 05/11/45 1,868,060
650,000 Shell International Finance BV 4.000 05/10/46 567,470
3,180,000 Shell International Finance BV 3.750 09/12/46 2,683,345
1,500,000 Shell International Finance BV 3.125 11/07/49 1,118,737
1,500,000 Shell International Finance BV 3.250 04/06/50 1,143,657
1,000,000 Shell International Finance BV 3.000 11/26/51 720,409
400,000 Spectra Energy Partners LP 3.500 03/15/25 387,800
1,100,000 Spectra Energy Partners LP 3.375 10/15/26 1,042,097
200,000 Spectra Energy Partners LP 5.950 09/25/43 202,131
600,000 Spectra Energy Partners LP 4.500 03/15/45 504,421
250,000 Suncor Energy, Inc 6.800 05/15/38 274,611
1,625,000 Suncor Energy, Inc 6.500 06/15/38 1,740,407
1,550,000 Suncor Energy, Inc 4.000 11/15/47 1,238,823
1,000,000 Suncor Energy, Inc 3.750 03/04/51 758,028
200,000 Sunoco Logistics Partners Operations LP 5.950 12/01/25 203,165
400,000 Sunoco Logistics Partners Operations LP 3.900 07/15/26 384,690
100,000 Sunoco Logistics Partners Operations LP 6.100 02/15/42 97,787
300,000 Sunoco Logistics Partners Operations LP 5.300 04/01/44 265,419
200,000 Sunoco Logistics Partners Operations LP 5.350 05/15/45 176,815
1,225,000 Sunoco Logistics Partners Operations LP 5.400 10/01/47 1,088,933
2,000,000 Targa Resources Corp 5.200 07/01/27 1,983,277
350,000 Targa Resources Corp 4.200 02/01/33 314,892
750,000 Targa Resources Corp 6.125 03/15/33 776,636
575,000 Targa Resources Corp 4.950 04/15/52 477,049
1,250,000 Targa Resources Corp 6.250 07/01/52 1,232,241
750,000 Targa Resources Corp 6.500 02/15/53 767,607
1,000,000 Targa Resources Partners LP 6.875 01/15/29 1,019,219
1,000,000 Targa Resources Partners LP 5.500 03/01/30 977,230
1,000,000 Tosco Corp 8.125 02/15/30 1,190,272
450,000 Total Capital International S.A. 3.750 04/10/24 446,964
500,000 Total Capital International S.A. 2.434 01/10/25 483,257
900,000 Total Capital International S.A. 3.455 02/19/29 858,308
1,300,000 Total Capital International S.A. 2.829 01/10/30 1,185,599
775,000 Total Capital International S.A. 2.986 06/29/41 606,492
500,000 Total Capital International S.A. 3.461 07/12/49 396,127
1,500,000 Total Capital International S.A. 3.127 05/29/50 1,111,993
1,000,000 Total Capital International S.A. 3.386 06/29/60 749,677
1,125,000 Total Capital S.A. 3.883 10/11/28 1,107,556
1,225,000 TransCanada PipeLines Ltd 4.875 01/15/26 1,221,109
4,000,000 TransCanada PipeLines Ltd 4.100 04/15/30 3,750,932

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 TransCanada PipeLines Ltd 2.500% 10/12/31 $ 817,133
1,925,000 TransCanada PipeLines Ltd 4.625 03/01/34 1,807,771
100,000 TransCanada PipeLines Ltd 6.200 10/15/37 105,449
500,000 TransCanada PipeLines Ltd 4.750 05/15/38 463,594
200,000 TransCanada PipeLines Ltd 7.625 01/15/39 237,538
125,000 TransCanada PipeLines Ltd 6.100 06/01/40 128,982
1,200,000 TransCanada PipeLines Ltd 5.000 10/16/43 1,089,946
750,000 TransCanada PipeLines Ltd 4.875 05/15/48 675,783
1,425,000 TransCanada PipeLines Ltd 5.100 03/15/49 1,324,667
700,000 Transcontinental Gas Pipe Line Co LLC 7.850 02/01/26 749,805
1,200,000 Transcontinental Gas Pipe Line Co LLC 4.000 03/15/28 1,147,839
500,000 Transcontinental Gas Pipe Line Co LLC 3.250 05/15/30 452,813
850,000 Transcontinental Gas Pipe Line Co LLC 4.600 03/15/48 746,211
500,000 Transcontinental Gas Pipe Line Co LLC 3.950 05/15/50 397,508
2,000,000 Vale Overseas Ltd 3.750 07/08/30 1,792,531
1,164,000 Vale Overseas Ltd 6.875 11/21/36 1,216,946
750,000 Valero Energy Corp 2.150 09/15/27 677,331
342,000 Valero Energy Corp 4.350 06/01/28 334,628
1,500,000 Valero Energy Corp 2.800 12/01/31 1,261,105
455,000 Valero Energy Corp 7.500 04/15/32 523,287
850,000 Valero Energy Corp 6.625 06/15/37 929,648
300,000 Valero Energy Corp 4.900 03/15/45 274,485
1,500,000 Valero Energy Corp 3.650 12/01/51 1,089,009
1,000,000 Valero Energy Corp 4.000 06/01/52 771,178
300,000 Valero Energy Partners LP 4.500 03/15/28 296,028
3,500,000 Williams Cos, Inc 2.600 03/15/31 2,943,492
1,000,000 Williams Cos, Inc 4.650 08/15/32 963,855
625,000 Williams Cos, Inc 5.650 03/15/33 645,450
1,500,000 Williams Cos, Inc 3.500 10/15/51 1,065,528
500,000 Williams Cos, Inc 5.300 08/15/52 472,040
150,000 Williams Partners LP 3.900 01/15/25 147,068
925,000 Williams Partners LP 4.000 09/15/25 903,318
1,300,000 Williams Partners LP 3.750 06/15/27 1,247,331
300,000 Williams Partners LP 6.300 04/15/40 315,685
300,000 Williams Partners LP 5.800 11/15/43 295,834
300,000 Williams Partners LP 5.400 03/04/44 280,896
1,000,000 Williams Partners LP 4.900 01/15/45 880,677
225,000 Williams Partners LP 5.100 09/15/45 205,780
1,700,000 Williams Partners LP 4.850 03/01/48 1,500,970
TOTAL ENERGY 335,845,652
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
550,000 Agree LP 2.000 06/15/28 466,078
150,000 Agree LP 2.900 10/01/30 127,470
200,000 Agree LP 4.800 10/01/32 192,693
500,000 Agree LP 2.600 06/15/33 394,066
100,000 Alexandria Real Estate Equities, Inc 3.450 04/30/25 95,952
200,000 Alexandria Real Estate Equities, Inc 4.300 01/15/26 195,192
500,000 Alexandria Real Estate Equities, Inc 3.800 04/15/26 479,400
200,000 Alexandria Real Estate Equities, Inc 4.500 07/30/29 193,598
425,000 Alexandria Real Estate Equities, Inc 2.750 12/15/29 364,790
100,000 Alexandria Real Estate Equities, Inc 4.700 07/01/30 97,008
275,000 Alexandria Real Estate Equities, Inc 3.375 08/15/31 243,841
1,500,000 Alexandria Real Estate Equities, Inc 2.000 05/18/32 1,154,121
450,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 337,100
800,000 Alexandria Real Estate Equities, Inc 2.950 03/15/34 639,854
600,000 Alexandria Real Estate Equities, Inc 4.750 04/15/35 562,278
500,000 Alexandria Real Estate Equities, Inc 4.850 04/15/49 433,513
700,000 Alexandria Real Estate Equities, Inc 4.000 02/01/50 530,837
1,000,000 Alexandria Real Estate Equities, Inc 3.000 05/18/51 620,301

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,500,000 Alexandria Real Estate Equities, Inc 3.550% 03/15/52 $ 1,044,569
200,000 Alexandria Real Estate Equities, Inc 5.150 04/15/53 183,248
500,000 American Homes 4 Rent LP 4.900 02/15/29 481,404
250,000 American Homes 4 Rent LP 2.375 07/15/31 199,230
750,000 American Homes 4 Rent LP 3.625 04/15/32 649,429
250,000 American Homes 4 Rent LP 3.375 07/15/51 165,353
500,000 American Homes 4 Rent LP 4.300 04/15/52 393,288
350,000 American Tower Corp 3.375 05/15/24 342,590
750,000 American Tower Corp 2.400 03/15/25 712,414
525,000 American Tower Corp 4.000 06/01/25 512,526
1,350,000 American Tower Corp 1.300 09/15/25 1,235,928
200,000 American Tower Corp 4.400 02/15/26 197,167
1,000,000 American Tower Corp 1.600 04/15/26 904,348
1,000,000 American Tower Corp 1.450 09/15/26 889,031
425,000 American Tower Corp 3.375 10/15/26 402,673
750,000 American Tower Corp 2.750 01/15/27 691,468
500,000 American Tower Corp 3.125 01/15/27 465,517
500,000 American Tower Corp 3.650 03/15/27 474,914
150,000 American Tower Corp 3.550 07/15/27 141,367
1,000,000 American Tower Corp 5.500 03/15/28 1,019,532
350,000 American Tower Corp 3.950 03/15/29 327,790
750,000 American Tower Corp 2.900 01/15/30 652,250
750,000 American Tower Corp 2.100 06/15/30 612,768
725,000 American Tower Corp 1.875 10/15/30 575,010
1,000,000 American Tower Corp 2.700 04/15/31 838,640
1,000,000 American Tower Corp 2.300 09/15/31 801,703
500,000 e American Tower Corp 4.050 03/15/32 457,428
1,000,000 American Tower Corp 5.650 03/15/33 1,029,278
1,350,000 American Tower Corp 3.700 10/15/49 989,985
425,000 American Tower Corp 3.100 06/15/50 278,967
1,000,000 American Tower Corp 2.950 01/15/51 640,548
200,000 AvalonBay Communities, Inc 3.500 11/15/24 193,168
200,000 AvalonBay Communities, Inc 2.950 05/11/26 189,224
100,000 AvalonBay Communities, Inc 2.900 10/15/26 94,112
1,200,000 AvalonBay Communities, Inc 3.350 05/15/27 1,131,040
200,000 AvalonBay Communities, Inc 3.200 01/15/28 186,366
500,000 AvalonBay Communities, Inc 1.900 12/01/28 431,077
750,000 AvalonBay Communities, Inc 3.300 06/01/29 683,656
750,000 AvalonBay Communities, Inc 2.300 03/01/30 636,330
800,000 e AvalonBay Communities, Inc 2.050 01/15/32 647,247
450,000 AvalonBay Communities, Inc 5.000 02/15/33 456,498
400,000 AvalonBay Communities, Inc 4.150 07/01/47 330,001
200,000 AvalonBay Communities, Inc 4.350 04/15/48 170,375
425,000 Boston Properties LP 3.125 09/01/23 417,882
200,000 Boston Properties LP 3.800 02/01/24 192,653
1,500,000 Boston Properties LP 3.200 01/15/25 1,391,748
275,000 Boston Properties LP 3.650 02/01/26 251,301
700,000 Boston Properties LP 2.750 10/01/26 604,396
500,000 Boston Properties LP 6.750 12/01/27 494,719
550,000 Boston Properties LP 4.500 12/01/28 481,801
50,000 Boston Properties LP 3.400 06/21/29 40,953
750,000 Boston Properties LP 2.900 03/15/30 576,794
1,000,000 Boston Properties LP 3.250 01/30/31 791,067
1,000,000 Boston Properties LP 2.550 04/01/32 712,888
1,000,000 Boston Properties LP 2.450 10/01/33 672,805
500,000 Brandywine Operating Partnership LP 4.100 10/01/24 461,082
100,000 Brandywine Operating Partnership LP 3.950 11/15/27 76,574
1,000,000 Brandywine Operating Partnership LP 7.550 03/15/28 896,823
500,000 Brandywine Operating Partnership LP 4.550 10/01/29 367,992
900,000 Brixmor Operating Partnership LP 3.650 06/15/24 871,491

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 200,000 Brixmor Operating Partnership LP 3.850% 02/01/25 $ 191,870
225,000 Brixmor Operating Partnership LP 4.125 06/15/26 213,171
300,000 Brixmor Operating Partnership LP 3.900 03/15/27 278,806
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 85,746
600,000 Brixmor Operating Partnership LP 4.125 05/15/29 549,113
940,000 Brixmor Operating Partnership LP 4.050 07/01/30 848,628
100,000 Brixmor Operating Partnership LP 2.500 08/16/31 77,248
100,000 Camden Property Trust 4.100 10/15/28 96,460
325,000 Camden Property Trust 3.150 07/01/29 288,827
100,000 Camden Property Trust 2.800 05/15/30 86,610
500,000 Camden Property Trust 3.350 11/01/49 368,224
1,000,000 Corporate Office Properties LP 2.250 03/15/26 882,757
1,000,000 Corporate Office Properties LP 2.000 01/15/29 777,046
175,000 Corporate Office Properties LP 2.750 04/15/31 129,654
500,000 Crown Castle International Corp 3.200 09/01/24 485,691
1,000,000 Crown Castle International Corp 1.350 07/15/25 921,369
975,000 Crown Castle International Corp 4.450 02/15/26 962,315
250,000 Crown Castle International Corp 3.700 06/15/26 241,015
1,500,000 Crown Castle International Corp 1.050 07/15/26 1,321,758
100,000 Crown Castle International Corp 4.000 03/01/27 96,874
525,000 Crown Castle International Corp 3.650 09/01/27 498,018
775,000 Crown Castle International Corp 3.800 02/15/28 735,486
300,000 Crown Castle International Corp 4.300 02/15/29 289,298
500,000 Crown Castle International Corp 3.100 11/15/29 444,415
275,000 Crown Castle International Corp 3.300 07/01/30 247,982
1,050,000 Crown Castle International Corp 2.250 01/15/31 870,215
1,500,000 Crown Castle International Corp 2.100 04/01/31 1,225,689
1,000,000 Crown Castle International Corp 2.500 07/15/31 840,472
1,000,000 Crown Castle International Corp 2.900 04/01/41 713,180
200,000 Crown Castle International Corp 4.750 05/15/47 174,754
300,000 Crown Castle International Corp 5.200 02/15/49 280,083
500,000 Crown Castle International Corp 4.000 11/15/49 388,368
200,000 Crown Castle International Corp 4.150 07/01/50 159,832
875,000 Crown Castle International Corp 3.250 01/15/51 602,390
200,000 CubeSmart LP 3.125 09/01/26 189,349
600,000 CubeSmart LP 2.250 12/15/28 515,064
100,000 CubeSmart LP 4.375 02/15/29 95,345
250,000 CubeSmart LP 3.000 02/15/30 216,724
450,000 CubeSmart LP 2.000 02/15/31 353,267
700,000 CubeSmart LP 2.500 02/15/32 561,779
475,000 Digital Realty Trust LP 3.700 08/15/27 438,311
1,300,000 Digital Realty Trust LP 5.550 01/15/28 1,294,962
300,000 e Digital Realty Trust LP 4.450 07/15/28 282,135
1,000,000 Digital Realty Trust LP 3.600 07/01/29 897,815
1,000,000 EPR Properties 3.600 11/15/31 748,125
525,000 Equinix, Inc 1.000 09/15/25 475,468
2,000,000 Equinix, Inc 1.450 05/15/26 1,799,632
650,000 Equinix, Inc 2.900 11/18/26 604,465
800,000 Equinix, Inc 1.550 03/15/28 677,619
2,000,000 Equinix, Inc 2.000 05/15/28 1,710,444
1,000,000 Equinix, Inc 3.200 11/18/29 892,652
175,000 Equinix, Inc 2.150 07/15/30 143,090
1,000,000 Equinix, Inc 2.500 05/15/31 823,419
1,500,000 Equinix, Inc 3.400 02/15/52 1,052,868
700,000 ERP Operating LP 3.375 06/01/25 676,440
200,000 ERP Operating LP 2.850 11/01/26 186,810
1,150,000 ERP Operating LP 3.250 08/01/27 1,079,984
500,000 ERP Operating LP 3.500 03/01/28 469,325
200,000 ERP Operating LP 4.150 12/01/28 192,766
750,000 ERP Operating LP 3.000 07/01/29 667,417

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 300,000 ERP Operating LP 2.500% 02/15/30 $ 257,571
500,000 ERP Operating LP 1.850 08/01/31 400,839
425,000 ERP Operating LP 4.500 07/01/44 372,635
100,000 ERP Operating LP 4.000 08/01/47 80,006
650,000 Essential Properties LP 2.950 07/15/31 477,135
100,000 Essex Portfolio LP 3.250 05/01/23 99,786
400,000 Essex Portfolio LP 3.500 04/01/25 385,581
100,000 Essex Portfolio LP 3.375 04/15/26 95,442
200,000 Essex Portfolio LP 3.625 05/01/27 189,216
900,000 Essex Portfolio LP 4.000 03/01/29 847,355
325,000 Essex Portfolio LP 3.000 01/15/30 282,804
750,000 Essex Portfolio LP 1.650 01/15/31 580,161
1,000,000 Essex Portfolio LP 2.550 06/15/31 820,872
300,000 Essex Portfolio LP 4.500 03/15/48 248,681
500,000 Extra Space Storage LP 3.900 04/01/29 460,202
700,000 Extra Space Storage LP 2.550 06/01/31 567,760
500,000 Extra Space Storage LP 2.350 03/15/32 392,896
500,000 Federal Realty Investment Trust 3.950 01/15/24 493,721
300,000 Federal Realty Investment Trust 1.250 02/15/26 273,707
50,000 Federal Realty Investment Trust 3.250 07/15/27 46,225
1,300,000 Federal Realty Investment Trust 3.200 06/15/29 1,143,620
300,000 Federal Realty Investment Trust 3.500 06/01/30 264,693
200,000 Federal Realty Investment Trust 4.500 12/01/44 162,428
250,000 GLP Capital LP 3.350 09/01/24 237,893
1,300,000 GLP Capital LP 5.250 06/01/25 1,269,140
150,000 GLP Capital LP 5.375 04/15/26 145,567
750,000 GLP Capital LP 5.750 06/01/28 731,554
200,000 GLP Capital LP 5.300 01/15/29 190,830
500,000 GLP Capital LP 4.000 01/15/30 443,365
500,000 GLP Capital LP 4.000 01/15/31 428,905
750,000 GLP Capital LP 3.250 01/15/32 608,520
100,000 Healthcare Realty Holdings LP 3.625 01/15/28 90,870
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 79,858
175,000 Healthcare Realty Holdings LP 2.050 03/15/31 132,686
800,000 Healthcare Trust of America Holdings LP 3.500 08/01/26 744,179
500,000 Healthcare Trust of America Holdings LP 3.100 02/15/30 433,264
975,000 Healthcare Trust of America Holdings LP 2.000 03/15/31 760,840
100,000 Healthpeak Properties, Inc 3.250 07/15/26 94,984
1,500,000 Healthpeak Properties, Inc 1.350 02/01/27 1,318,051
325,000 Healthpeak Properties, Inc 2.125 12/01/28 281,878
600,000 Healthpeak Properties, Inc 3.500 07/15/29 549,629
1,000,000 Healthpeak Properties, Inc 3.000 01/15/30 876,840
175,000 Healthpeak Properties, Inc 2.875 01/15/31 150,151
750,000 Healthpeak Properties, Inc 5.250 12/15/32 752,187
30,000 Healthpeak Properties, Inc 6.750 02/01/41 31,894
100,000 Highwoods Realty LP 3.875 03/01/27 90,560
150,000 Highwoods Realty LP 4.125 03/15/28 132,875
250,000 Highwoods Realty LP 4.200 04/15/29 206,457
500,000 Highwoods Realty LP 3.050 02/15/30 394,223
775,000 Highwoods Realty LP 2.600 02/01/31 521,111
700,000 Host Hotels & Resorts LP 3.875 04/01/24 683,554
200,000 Host Hotels & Resorts LP 4.000 06/15/25 191,802
100,000 Host Hotels & Resorts LP 4.500 02/01/26 96,941
500,000 Host Hotels & Resorts LP 3.375 12/15/29 422,780
850,000 Host Hotels & Resorts LP 3.500 09/15/30 717,936
200,000 Host Hotels & Resorts LP 2.900 12/15/31 156,073
100,000 Hudson Pacific Properties LP 3.950 11/01/27 68,611
500,000 e Hudson Pacific Properties LP 5.950 02/15/28 378,669
100,000 Hudson Pacific Properties LP 4.650 04/01/29 70,176
750,000 Hudson Pacific Properties LP 3.250 01/15/30 486,523

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 300,000 Invitation Homes Operating Partnership LP 2.300% 11/15/28 $ 251,445
500,000 Invitation Homes Operating Partnership LP 2.000 08/15/31 383,527
575,000 Invitation Homes Operating Partnership LP 4.150 04/15/32 515,428
750,000 Invitation Homes Operating Partnership LP 2.700 01/15/34 573,860
125,000 Kilroy Realty LP 3.450 12/15/24 112,415
250,000 Kilroy Realty LP 4.750 12/15/28 212,378
200,000 Kilroy Realty LP 4.250 08/15/29 168,775
750,000 Kilroy Realty LP 3.050 02/15/30 550,571
500,000 Kilroy Realty LP 2.500 11/15/32 318,982
1,000,000 Kilroy Realty LP 2.650 11/15/33 621,287
625,000 Kimco Realty Corp 2.800 10/01/26 575,084
200,000 Kimco Realty Corp 3.800 04/01/27 189,886
500,000 Kimco Realty Corp 1.900 03/01/28 427,995
750,000 Kimco Realty Corp 2.700 10/01/30 624,807
1,000,000 Kimco Realty Corp 2.250 12/01/31 783,412
500,000 Kimco Realty Corp 4.600 02/01/33 468,840
200,000 Kimco Realty Corp 4.250 04/01/45 156,710
175,000 Kimco Realty Corp 4.125 12/01/46 132,650
100,000 Kimco Realty Corp 4.450 09/01/47 80,553
500,000 Kimco Realty Corp 3.700 10/01/49 358,567
750,000 Lexington Realty Trust 2.700 09/15/30 608,729
200,000 Life Storage LP 3.875 12/15/27 189,120
500,000 Life Storage LP 4.000 06/15/29 458,933
100,000 Life Storage LP 2.200 10/15/30 82,046
450,000 Life Storage LP 2.400 10/15/31 362,709
100,000 Mid-America Apartments LP 4.000 11/15/25 97,392
1,000,000 Mid-America Apartments LP 1.100 09/15/26 878,065
750,000 Mid-America Apartments LP 3.600 06/01/27 715,753
200,000 Mid-America Apartments LP 4.200 06/15/28 194,410
625,000 Mid-America Apartments LP 3.950 03/15/29 598,961
175,000 Mid-America Apartments LP 2.750 03/15/30 153,125
250,000 Mid-America Apartments LP 1.700 02/15/31 198,090
150,000 Mid-America Apartments LP 2.875 09/15/51 96,567
500,000 National Health Investors, Inc 3.000 02/01/31 377,418
1,550,000 National Retail Properties, Inc 3.500 10/15/27 1,458,998
300,000 National Retail Properties, Inc 2.500 04/15/30 250,647
500,000 National Retail Properties, Inc 3.100 04/15/50 317,989
1,000,000 National Retail Properties, Inc 3.000 04/15/52 624,931
248,000 Omega Healthcare Investors, Inc 4.375 08/01/23 246,408
200,000 Omega Healthcare Investors, Inc 4.500 04/01/27 186,576
825,000 Omega Healthcare Investors, Inc 4.750 01/15/28 764,543
500,000 Omega Healthcare Investors, Inc 3.625 10/01/29 419,100
500,000 Omega Healthcare Investors, Inc 3.375 02/01/31 394,923
1,000,000 Omega Healthcare Investors, Inc 3.250 04/15/33 731,415
200,000 Physicians Realty LP 4.300 03/15/27 193,015
200,000 Physicians Realty LP 3.950 01/15/28 187,448
1,000,000 Physicians Realty LP 2.625 11/01/31 787,699
200,000 Piedmont Operating Partnership LP 3.400 06/01/23 198,083
200,000 Piedmont Operating Partnership LP 4.450 03/15/24 189,052
1,000,000 Piedmont Operating Partnership LP 2.750 04/01/32 686,687
100,000 Prologis LP 3.250 10/01/26 96,624
100,000 Prologis LP 4.375 02/01/29 97,613
500,000 Prologis LP 2.250 04/15/30 424,169
1,000,000 Prologis LP 1.625 03/15/31 797,099
100,000 Prologis LP 4.375 09/15/48 88,160
500,000 Prologis LP 3.000 04/15/50 346,437
500,000 Prologis LP 2.125 10/15/50 283,711
100,000 ProLogis LP 3.250 06/30/26 96,168
1,000,000 ProLogis LP 3.375 12/15/27 950,028
100,000 ProLogis LP 4.000 09/15/28 97,248

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 225,000 ProLogis LP 2.875% 11/15/29 $ 200,628
200,000 ProLogis LP 1.750 07/01/30 162,342
775,000 ProLogis LP 2.250 01/15/32 637,441
1,000,000 ProLogis LP 4.625 01/15/33 988,288
750,000 ProLogis LP 4.750 06/15/33 745,205
500,000 ProLogis LP 3.050 03/01/50 347,158
500,000 ProLogis LP 5.250 06/15/53 500,562
1,500,000 Public Storage 0.875 02/15/26 1,348,204
750,000 Public Storage 1.500 11/09/26 672,917
200,000 Public Storage 3.094 09/15/27 188,132
750,000 Public Storage 1.950 11/09/28 658,506
500,000 Public Storage 3.385 05/01/29 464,431
250,000 Public Storage 2.250 11/09/31 207,365
200,000 Realty Income Corp 3.875 04/15/25 194,921
750,000 Realty Income Corp 0.750 03/15/26 664,561
425,000 Realty Income Corp 4.875 06/01/26 422,731
200,000 Realty Income Corp 4.125 10/15/26 193,702
200,000 Realty Income Corp 3.000 01/15/27 186,789
650,000 Realty Income Corp 3.950 08/15/27 626,263
1,000,000 Realty Income Corp 3.400 01/15/28 939,072
1,000,000 Realty Income Corp 3.650 01/15/28 940,887
500,000 Realty Income Corp 2.200 06/15/28 440,897
500,000 Realty Income Corp 3.250 06/15/29 456,283
500,000 Realty Income Corp 3.100 12/15/29 448,518
1,000,000 Realty Income Corp 4.850 03/15/30 985,173
1,500,000 Realty Income Corp 3.250 01/15/31 1,321,326
750,000 Realty Income Corp 1.800 03/15/33 556,670
300,000 Realty Income Corp 4.650 03/15/47 273,476
375,000 Regency Centers LP 3.600 02/01/27 358,893
125,000 Regency Centers LP 4.125 03/15/28 118,531
425,000 Regency Centers LP 2.950 09/15/29 367,873
500,000 Regency Centers LP 3.700 06/15/30 450,961
200,000 Regency Centers LP 4.400 02/01/47 163,242
300,000 Regency Centers LP 4.650 03/15/49 256,155
350,000 Retail Properties of America, Inc 4.750 09/15/30 316,277
300,000 Sabra Health Care LP 5.125 08/15/26 281,410
1,000,000 Sabra Health Care LP 3.200 12/01/31 733,463
500,000 Simon Property Group LP 2.000 09/13/24 477,498
450,000 Simon Property Group LP 3.375 10/01/24 439,401
800,000 Simon Property Group LP 3.500 09/01/25 771,344
625,000 Simon Property Group LP 3.300 01/15/26 596,582
350,000 Simon Property Group LP 3.250 11/30/26 331,148
1,000,000 Simon Property Group LP 1.375 01/15/27 879,581
200,000 Simon Property Group LP 3.375 06/15/27 188,069
300,000 Simon Property Group LP 3.375 12/01/27 279,940
1,000,000 Simon Property Group LP 1.750 02/01/28 860,184
1,750,000 Simon Property Group LP 2.450 09/13/29 1,501,015
750,000 Simon Property Group LP 2.650 07/15/30 634,487
1,000,000 Simon Property Group LP 2.200 02/01/31 803,622
500,000 Simon Property Group LP 2.250 01/15/32 391,530
1,500,000 Simon Property Group LP 2.650 02/01/32 1,215,432
1,000,000 Simon Property Group LP 5.500 03/08/33 994,735
1,500,000 Simon Property Group LP 4.250 10/01/44 1,216,409
300,000 Simon Property Group LP 4.250 11/30/46 243,717
500,000 Simon Property Group LP 3.250 09/13/49 340,274
750,000 Simon Property Group LP 3.800 07/15/50 557,958
1,000,000 Simon Property Group LP 5.850 03/08/53 994,828
150,000 SITE Centers Corp 4.250 02/01/26 143,092
200,000 SITE Centers Corp 4.700 06/01/27 188,820
525,000 Sovran Acquisition LP 3.500 07/01/26 498,028

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 300,000 Spirit Realty LP 3.200% 01/15/27 $ 273,424
1,000,000 Spirit Realty LP 2.100 03/15/28 839,821
500,000 Spirit Realty LP 4.000 07/15/29 448,033
300,000 Spirit Realty LP 3.400 01/15/30 257,745
500,000 Spirit Realty LP 3.200 02/15/31 416,258
500,000 STORE Capital Corp 4.625 03/15/29 443,462
500,000 STORE Capital Corp 2.750 11/18/30 368,413
500,000 Sun Communities Operating LP 2.300 11/01/28 426,695
1,000,000 Sun Communities Operating LP 4.200 04/15/32 893,775
100,000 Tanger Properties LP 3.125 09/01/26 90,780
250,000 Tanger Properties LP 3.875 07/15/27 225,973
500,000 Tanger Properties LP 2.750 09/01/31 360,340
200,000 UDR, Inc 3.500 07/01/27 189,693
200,000 UDR, Inc 3.500 01/15/28 186,940
600,000 UDR, Inc 3.200 01/15/30 535,994
1,000,000 UDR, Inc 3.000 08/15/31 855,889
750,000 UDR, Inc 2.100 08/01/32 577,979
500,000 UDR, Inc 1.900 03/15/33 373,751
300,000 UDR, Inc 3.100 11/01/34 245,091
300,000 Ventas Realty LP 3.500 04/15/24 293,349
750,000 Ventas Realty LP 2.650 01/15/25 714,589
120,000 Ventas Realty LP 4.125 01/15/26 116,375
200,000 Ventas Realty LP 3.250 10/15/26 186,921
1,000,000 Ventas Realty LP 4.000 03/01/28 938,952
525,000 Ventas Realty LP 4.400 01/15/29 497,299
350,000 Ventas Realty LP 3.000 01/15/30 302,323
500,000 Ventas Realty LP 4.750 11/15/30 477,675
1,025,000 Ventas Realty LP 2.500 09/01/31 823,250
300,000 Ventas Realty LP 4.375 02/01/45 243,616
300,000 Ventas Realty LP 4.875 04/15/49 260,491
1,500,000 VICI Properties LP 4.375 05/15/25 1,452,083
850,000 VICI Properties LP 4.750 02/15/28 805,719
750,000 VICI Properties LP 4.950 02/15/30 703,775
1,000,000 VICI Properties LP 5.625 05/15/52 900,470
200,000 Vornado Realty LP 3.500 01/15/25 180,778
275,000 Vornado Realty LP 2.150 06/01/26 220,367
275,000 Vornado Realty LP 3.400 06/01/31 190,234
2,000,000 Welltower, Inc 3.625 03/15/24 1,957,230
600,000 Welltower, Inc 4.250 04/01/26 586,864
500,000 Welltower, Inc 2.700 02/15/27 453,290
600,000 Welltower, Inc 4.250 04/15/28 573,803
1,000,000 Welltower, Inc 2.050 01/15/29 834,045
500,000 Welltower, Inc 4.125 03/15/29 466,117
425,000 Welltower, Inc 3.100 01/15/30 370,480
400,000 Welltower, Inc 2.750 01/15/31 332,313
1,000,000 Welltower, Inc 2.800 06/01/31 830,401
500,000 Welltower, Inc 2.750 01/15/32 408,765
150,000 Welltower, Inc 3.850 06/15/32 132,492
300,000 Welltower, Inc 4.950 09/01/48 256,229
500,000 Weyerhaeuser Co 4.000 11/15/29 471,932
500,000 Weyerhaeuser Co 4.000 04/15/30 467,212
304,000 Weyerhaeuser Co 7.375 03/15/32 349,313
300,000 Weyerhaeuser Co 3.375 03/09/33 263,638
1,375,000 Weyerhaeuser Co 4.000 03/09/52 1,111,477
347,000 WP Carey, Inc 4.000 02/01/25 336,052
1,000,000 WP Carey, Inc 3.850 07/15/29 920,032
750,000 WP Carey, Inc 2.400 02/01/31 612,052
500,000 WP Carey, Inc 2.450 02/01/32 399,145
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 183,475,281

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES - 2.6%
$ 1,500,000 AerCap Ireland Capital DAC 4.500% 09/15/23 $ 1,485,657
1,000,000 AerCap Ireland Capital DAC 3.150 02/15/24 969,545
750,000 AerCap Ireland Capital DAC 2.875 08/14/24 716,500
2,000,000 AerCap Ireland Capital DAC 1.650 10/29/24 1,870,876
2,000,000 AerCap Ireland Capital DAC 1.750 10/29/24 1,863,235
1,675,000 AerCap Ireland Capital DAC 3.500 01/15/25 1,598,922
1,000,000 AerCap Ireland Capital DAC 6.500 07/15/25 1,007,229
300,000 AerCap Ireland Capital DAC 4.450 10/01/25 289,844
500,000 AerCap Ireland Capital DAC 1.750 01/30/26 447,706
500,000 AerCap Ireland Capital DAC 4.450 04/03/26 480,223
2,500,000 AerCap Ireland Capital DAC 2.450 10/29/26 2,244,282
250,000 AerCap Ireland Capital DAC 3.650 07/21/27 229,683
1,000,000 AerCap Ireland Capital DAC 4.625 10/15/27 966,665
200,000 AerCap Ireland Capital DAC 3.875 01/23/28 184,479
1,450,000 AerCap Ireland Capital DAC 3.000 10/29/28 1,265,882
700,000 AerCap Ireland Capital DAC 3.300 01/30/32 579,899
2,000,000 AerCap Ireland Capital DAC 3.400 10/29/33 1,623,453
800,000 AerCap Ireland Capital DAC 3.850 10/29/41 611,832
1,000,000 Affiliated Managers Group, Inc 3.300 06/15/30 862,686
20,000 Ahold Finance USA LLC 6.875 05/01/29 21,732
500,000 Ally Financial, Inc 5.800 05/01/25 482,647
1,000,000 Ally Financial, Inc 4.750 06/09/27 931,249
400,000 e Ally Financial, Inc 7.100 11/15/27 406,296
1,000,000 Ally Financial, Inc 2.200 11/02/28 796,289
2,000,000 Ally Financial, Inc 8.000 11/01/31 2,099,161
750,000 American Express Co 3.000 10/30/24 726,177
1,500,000 American Express Co 3.950 08/01/25 1,470,832
1,000,000 American Express Co 4.200 11/06/25 989,822
1,500,000 American Express Co 4.900 02/13/26 1,513,936
2,500,000 American Express Co 3.125 05/20/26 2,374,846
2,000,000 American Express Co 1.650 11/04/26 1,795,432
1,500,000 American Express Co 2.550 03/04/27 1,384,649
1,500,000 American Express Co 5.850 11/05/27 1,573,752
575,000 American Express Co 4.050 05/03/29 560,436
2,700,000 American Express Co 4.989 05/26/33 2,662,443
1,000,000 American Express Co 4.420 08/03/33 956,051
525,000 American Express Co 4.050 12/03/42 484,391
1,000,000 American Honda Finance Corp 2.400 06/27/24 970,314
1,000,000 American Honda Finance Corp 0.550 07/12/24 947,655
500,000 American Honda Finance Corp 2.150 09/10/24 481,574
1,000,000 American Honda Finance Corp 1.200 07/08/25 926,648
750,000 American Honda Finance Corp 1.000 09/10/25 688,371
3,000,000 American Honda Finance Corp 1.300 09/09/26 2,690,275
100,000 American Honda Finance Corp 2.300 09/09/26 92,792
1,000,000 American Honda Finance Corp 2.350 01/08/27 927,724
1,000,000 American Honda Finance Corp 4.700 01/12/28 1,009,712
1,000,000 American Honda Finance Corp 2.250 01/12/29 882,955
1,000,000 American Honda Finance Corp 1.800 01/13/31 824,432
300,000 Ameriprise Financial, Inc 3.700 10/15/24 293,552
125,000 Ameriprise Financial, Inc 3.000 04/02/25 120,206
200,000 Ameriprise Financial, Inc 2.875 09/15/26 186,680
350,000 Ameriprise Financial, Inc 4.500 05/13/32 335,089
1,000,000 Ameriprise Financial, Inc 5.150 05/15/33 997,055
1,000,000 Andrew W Mellon Foundation 0.947 08/01/27 873,406
850,000 Ares Capital Corp 4.200 06/10/24 821,420
500,000 Ares Capital Corp 4.250 03/01/25 472,372
500,000 Ares Capital Corp 3.250 07/15/25 456,736
1,200,000 Ares Capital Corp 3.875 01/15/26 1,106,192
1,500,000 Ares Capital Corp 2.150 07/15/26 1,286,121
750,000 Ares Capital Corp 2.875 06/15/28 616,733

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 750,000 Ares Capital Corp 3.200% 11/15/31 $ 571,862
227,000 AXA Equitable Holdings, Inc 3.900 04/20/23 226,680
1,375,000 AXA Equitable Holdings, Inc 4.350 04/20/28 1,320,638
975,000 AXA Equitable Holdings, Inc 5.000 04/20/48 837,126
800,000 Bank of New York Mellon Corp 3.250 09/11/24 778,923
1,750,000 Bank of New York Mellon Corp 2.100 10/24/24 1,670,732
500,000 Bank of New York Mellon Corp 3.000 02/24/25 480,586
725,000 Bank of New York Mellon Corp 1.600 04/24/25 673,867
2,000,000 Bank of New York Mellon Corp 3.350 04/25/25 1,926,053
1,500,000 Bank of New York Mellon Corp 0.750 01/28/26 1,337,303
500,000 Bank of New York Mellon Corp 2.800 05/04/26 470,053
1,000,000 Bank of New York Mellon Corp 4.414 07/24/26 986,514
500,000 Bank of New York Mellon Corp 2.450 08/17/26 461,640
1,000,000 Bank of New York Mellon Corp 2.050 01/26/27 902,109
300,000 Bank of New York Mellon Corp 3.250 05/16/27 283,933
1,000,000 Bank of New York Mellon Corp 3.400 01/29/28 946,089
600,000 Bank of New York Mellon Corp 3.850 04/28/28 578,394
2,000,000 e Bank of New York Mellon Corp 1.650 07/14/28 1,702,321
1,500,000 Bank of New York Mellon Corp 4.543 02/01/29 1,485,905
400,000 Bank of New York Mellon Corp 3.300 08/23/29 365,293
500,000 Bank of New York Mellon Corp 4.596 07/26/30 489,100
1,500,000 Bank of New York Mellon Corp 1.650 01/28/31 1,188,076
1,000,000 Bank of New York Mellon Corp 1.800 07/28/31 792,605
500,000 Bank of New York Mellon Corp 4.289 06/13/33 478,856
1,000,000 Bank of New York Mellon Corp 4.706 02/01/34 989,795
2,000,000 Bank of Nova Scotia 4.850 02/01/30 1,975,373
1,000,000 Barings BDC, Inc 3.300 11/23/26 885,038
2,400,000 Berkshire Hathaway, Inc 3.125 03/15/26 2,337,302
800,000 Berkshire Hathaway, Inc 4.500 02/11/43 765,723
250,000 BGC Partners, Inc 5.375 07/24/23 249,241
500,000 BGC Partners, Inc 3.750 10/01/24 479,539
1,000,000 BlackRock TCP Capital Corp 2.850 02/09/26 888,526
500,000 BlackRock, Inc 3.500 03/18/24 492,704
850,000 BlackRock, Inc 3.250 04/30/29 807,706
1,450,000 BlackRock, Inc 1.900 01/28/31 1,203,969
2,000,000 BlackRock, Inc 2.100 02/25/32 1,661,540
750,000 Blackstone Secured Lending Fund 3.650 07/14/23 739,317
750,000 Blackstone Secured Lending Fund 3.625 01/15/26 679,794
1,400,000 Blackstone Secured Lending Fund 2.750 09/16/26 1,211,024
1,000,000 Blackstone Secured Lending Fund 2.125 02/15/27 834,169
1,025,000 BPCE S.A. 4.000 04/15/24 1,002,271
300,000 BPCE S.A. 3.375 12/02/26 279,728
300,000 Brookfield Asset Management, Inc 4.000 01/15/25 294,487
1,000,000 Brookfield Finance I UK PLC 2.340 01/30/32 795,197
1,000,000 Brookfield Finance LLC 3.450 04/15/50 678,139
550,000 Brookfield Finance, Inc 4.000 04/01/24 538,819
200,000 Brookfield Finance, Inc 4.250 06/02/26 194,110
600,000 Brookfield Finance, Inc 3.900 01/25/28 557,781
600,000 Brookfield Finance, Inc 4.850 03/29/29 577,495
725,000 Brookfield Finance, Inc 4.700 09/20/47 626,226
1,000,000 Brookfield Finance, Inc 3.500 03/30/51 665,650
1,000,000 Brookfield Finance, Inc 3.625 02/15/52 679,460
300,000 Capital One Financial Corp 3.900 01/29/24 294,694
750,000 Capital One Financial Corp 3.300 10/30/24 715,938
125,000 Capital One Financial Corp 3.200 02/05/25 117,460
625,000 Capital One Financial Corp 4.250 04/30/25 595,955
850,000 Capital One Financial Corp 4.200 10/29/25 792,383
750,000 Capital One Financial Corp 4.985 07/24/26 722,938
700,000 Capital One Financial Corp 3.750 07/28/26 636,452
1,075,000 Capital One Financial Corp 3.750 03/09/27 977,914

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Capital One Financial Corp 3.650% 05/11/27 $ 910,767
1,000,000 Capital One Financial Corp 1.878 11/02/27 860,898
2,700,000 Capital One Financial Corp 3.800 01/31/28 2,475,894
1,400,000 Capital One Financial Corp 4.927 05/10/28 1,344,260
2,000,000 Capital One Financial Corp 5.468 02/01/29 1,949,145
2,000,000 Capital One Financial Corp 3.273 03/01/30 1,703,989
750,000 Capital One Financial Corp 5.247 07/26/30 708,006
2,525,000 Capital One Financial Corp 2.359 07/29/32 1,804,117
1,000,000 Capital One Financial Corp 2.618 11/02/32 762,071
1,000,000 Capital One Financial Corp 5.817 02/01/34 966,321
1,000,000 Cboe Global Markets, Inc 1.625 12/15/30 806,248
500,000 Cboe Global Markets, Inc 3.000 03/16/32 434,209
450,000 CBOE Holdings, Inc 3.650 01/12/27 434,276
300,000 Charles Schwab Corp 3.750 04/01/24 294,628
200,000 Charles Schwab Corp 3.000 03/10/25 189,998
350,000 Charles Schwab Corp 3.625 04/01/25 336,249
1,250,000 Charles Schwab Corp 3.850 05/21/25 1,202,162
1,500,000 Charles Schwab Corp 0.900 03/11/26 1,315,088
1,500,000 Charles Schwab Corp 1.150 05/13/26 1,316,830
500,000 Charles Schwab Corp 3.200 03/02/27 461,315
350,000 Charles Schwab Corp 2.450 03/03/27 313,498
525,000 Charles Schwab Corp 3.300 04/01/27 485,036
200,000 Charles Schwab Corp 3.200 01/25/28 182,446
2,000,000 Charles Schwab Corp 2.000 03/20/28 1,716,717
300,000 Charles Schwab Corp 4.000 02/01/29 285,932
500,000 Charles Schwab Corp 2.750 10/01/29 427,515
1,500,000 Charles Schwab Corp 1.650 03/11/31 1,161,013
1,500,000 Charles Schwab Corp 2.300 05/13/31 1,210,149
1,000,000 Charles Schwab Corp 1.950 12/01/31 770,888
1,000,000 e Charles Schwab Corp 2.900 03/03/32 837,025
1,500,000 CI Financial Corp 3.200 12/17/30 1,156,202
1,000,000 CI Financial Corp 4.100 06/15/51 604,733
475,000 CME Group, Inc 3.000 03/15/25 460,267
500,000 CME Group, Inc 3.750 06/15/28 489,305
1,500,000 CME Group, Inc 2.650 03/15/32 1,301,283
400,000 CME Group, Inc 5.300 09/15/43 422,375
500,000 CME Group, Inc 4.150 06/15/48 454,115
2,000,000 Credit Suisse AG. 0.495 02/02/24 1,885,600
2,900,000 Credit Suisse AG. 3.625 09/09/24 2,759,408
500,000 Credit Suisse AG. 2.950 04/09/25 464,020
1,000,000 Credit Suisse AG. 1.250 08/07/26 843,750
1,350,000 Credit Suisse AG. 5.000 07/09/27 1,299,375
2,000,000 Credit Suisse AG. 7.500 02/15/28 2,120,000
1,300,000 Credit Suisse Group Funding Guernsey Ltd 3.750 03/26/25 1,195,961
2,750,000 Credit Suisse Group Funding Guernsey Ltd 4.550 04/17/26 2,536,875
1,750,000 Credit Suisse Group Funding Guernsey Ltd 4.875 05/15/45 1,489,037
525,000 Deutsche Bank AG. 3.700 05/30/24 498,323
1,000,000 Deutsche Bank AG. 2.222 09/18/24 972,399
2,000,000 Deutsche Bank AG. 1.447 04/01/25 1,860,532
1,000,000 Deutsche Bank AG. 4.162 05/13/25 953,910
1,000,000 Deutsche Bank AG. 3.961 11/26/25 946,094
1,800,000 Deutsche Bank AG. 4.100 01/13/26 1,630,332
2,000,000 Deutsche Bank AG. 1.686 03/19/26 1,748,289
2,000,000 Deutsche Bank AG. 6.119 07/14/26 1,936,488
2,000,000 Deutsche Bank AG. 2.129 11/24/26 1,723,548
1,050,000 Deutsche Bank AG. 2.311 11/16/27 889,805
800,000 Deutsche Bank AG. 6.720 01/18/29 794,409
825,000 Deutsche Bank AG. 3.547 09/18/31 676,644
1,000,000 Deutsche Bank AG. 3.729 01/14/32 745,790
1,000,000 Deutsche Bank AG. 3.742 01/07/33 723,509

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 2,500,000 Deutsche Bank AG. 7.079% 02/10/34 $ 2,318,556
100,000 Diageo Investment Corp 4.250 05/11/42 94,332
700,000 Discover Financial Services 3.950 11/06/24 667,470
200,000 e Discover Financial Services 4.500 01/30/26 192,834
350,000 Discover Financial Services 4.100 02/09/27 331,039
500,000 Discover Financial Services 6.700 11/29/32 515,471
200,000 E*TRADE Financial Corp 3.800 08/24/27 189,206
300,000 E*TRADE Financial Corp 4.500 06/20/28 296,142
300,000 Eaton Vance Corp 3.625 06/15/23 298,848
200,000 Eaton Vance Corp 3.500 04/06/27 189,808
1,000,000 FactSet Research Systems, Inc 2.900 03/01/27 928,629
750,000 Ford Foundation 2.415 06/01/50 496,826
525,000 Ford Foundation 2.815 06/01/70 326,191
200,000 Franklin Resources, Inc 2.850 03/30/25 190,908
1,500,000 Franklin Resources, Inc 1.600 10/30/30 1,186,893
500,000 Franklin Resources, Inc 2.950 08/12/51 323,483
750,000 e FS KKR Capital Corp 4.125 02/01/25 709,407
750,000 FS KKR Capital Corp 3.400 01/15/26 673,029
1,000,000 FS KKR Capital Corp 2.625 01/15/27 841,183
1,500,000 FS KKR Capital Corp 3.125 10/12/28 1,227,451
500,000 GE Capital Funding LLC 3.450 05/15/25 487,824
1,608,000 GE Capital Funding LLC 4.550 05/15/32 1,576,107
725,000 General Motors Financial Co, Inc 3.950 04/13/24 714,209
125,000 General Motors Financial Co, Inc 4.000 01/15/25 121,830
1,000,000 General Motors Financial Co, Inc 2.900 02/26/25 954,395
1,500,000 General Motors Financial Co, Inc 3.800 04/07/25 1,458,690
3,175,000 General Motors Financial Co, Inc 4.350 04/09/25 3,108,755
3,000,000 General Motors Financial Co, Inc 2.750 06/20/25 2,840,428
450,000 General Motors Financial Co, Inc 4.300 07/13/25 439,441
500,000 General Motors Financial Co, Inc 1.250 01/08/26 450,225
275,000 General Motors Financial Co, Inc 5.250 03/01/26 275,149
1,000,000 General Motors Financial Co, Inc 1.500 06/10/26 890,071
525,000 General Motors Financial Co, Inc 4.000 10/06/26 502,251
1,400,000 General Motors Financial Co, Inc 4.350 01/17/27 1,356,854
1,000,000 General Motors Financial Co, Inc 2.350 02/26/27 895,103
800,000 General Motors Financial Co, Inc 5.000 04/09/27 790,533
1,000,000 General Motors Financial Co, Inc 2.700 08/20/27 895,242
1,100,000 General Motors Financial Co, Inc 3.850 01/05/28 1,029,639
1,000,000 General Motors Financial Co, Inc 6.000 01/09/28 1,023,515
2,000,000 General Motors Financial Co, Inc 2.400 04/10/28 1,746,211
1,850,000 General Motors Financial Co, Inc 2.400 10/15/28 1,582,518
2,400,000 General Motors Financial Co, Inc 5.650 01/17/29 2,428,408
1,000,000 General Motors Financial Co, Inc 4.300 04/06/29 929,423
1,500,000 General Motors Financial Co, Inc 3.600 06/21/30 1,314,223
2,000,000 General Motors Financial Co, Inc 2.350 01/08/31 1,579,176
475,000 General Motors Financial Co, Inc 2.700 06/10/31 380,523
1,000,000 General Motors Financial Co, Inc 3.100 01/12/32 814,807
2,000,000 e General Motors Financial Co, Inc 6.400 01/09/33 2,061,967
500,000 e Goldman Sachs BDC, Inc 3.750 02/10/25 474,800
500,000 e Goldman Sachs BDC, Inc 2.875 01/15/26 454,182
2,025,000 Goldman Sachs Group, Inc 4.000 03/03/24 1,996,350
425,000 Goldman Sachs Group, Inc 3.850 07/08/24 416,500
600,000 Goldman Sachs Group, Inc 3.500 01/23/25 582,942
250,000 Goldman Sachs Group, Inc 3.500 04/01/25 242,751
1,100,000 Goldman Sachs Group, Inc 3.750 05/22/25 1,068,226
2,375,000 Goldman Sachs Group, Inc 3.272 09/29/25 2,304,050
575,000 Goldman Sachs Group, Inc 4.250 10/21/25 557,847
700,000 Goldman Sachs Group, Inc 0.855 02/12/26 640,663
1,125,000 Goldman Sachs Group, Inc 3.750 02/25/26 1,093,583
425,000 Goldman Sachs Group, Inc 3.500 11/16/26 405,893

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 2,700,000 Goldman Sachs Group, Inc 1.093% 12/09/26 $ 2,417,997
125,000 Goldman Sachs Group, Inc 5.950 01/15/27 128,698
3,950,000 Goldman Sachs Group, Inc 3.850 01/26/27 3,810,332
2,600,000 Goldman Sachs Group, Inc 1.431 03/09/27 2,326,479
2,000,000 Goldman Sachs Group, Inc 4.387 06/15/27 1,953,720
5,000,000 Goldman Sachs Group, Inc 1.542 09/10/27 4,396,986
6,500,000 Goldman Sachs Group, Inc 1.948 10/21/27 5,807,254
2,000,000 Goldman Sachs Group, Inc 2.640 02/24/28 1,824,267
3,000,000 Goldman Sachs Group, Inc 3.615 03/15/28 2,837,888
4,475,000 Goldman Sachs Group, Inc 3.691 06/05/28 4,238,876
2,000,000 Goldman Sachs Group, Inc 4.482 08/23/28 1,956,103
8,525,000 Goldman Sachs Group, Inc 3.814 04/23/29 8,008,038
2,550,000 Goldman Sachs Group, Inc 4.223 05/01/29 2,443,651
2,500,000 Goldman Sachs Group, Inc 2.600 02/07/30 2,145,367
2,500,000 Goldman Sachs Group, Inc 3.800 03/15/30 2,327,926
5,000,000 Goldman Sachs Group, Inc 1.992 01/27/32 3,994,120
2,050,000 Goldman Sachs Group, Inc 2.615 04/22/32 1,707,629
2,550,000 Goldman Sachs Group, Inc 2.383 07/21/32 2,070,305
1,500,000 Goldman Sachs Group, Inc 2.650 10/21/32 1,239,378
2,000,000 Goldman Sachs Group, Inc 3.102 02/24/33 1,717,540
900,000 Goldman Sachs Group, Inc 6.750 10/01/37 973,169
2,425,000 Goldman Sachs Group, Inc 4.017 10/31/38 2,096,058
4,525,000 Goldman Sachs Group, Inc 4.411 04/23/39 4,071,818
2,475,000 Goldman Sachs Group, Inc 6.250 02/01/41 2,721,243
1,900,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,430,315
2,000,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,541,285
1,225,000 Goldman Sachs Group, Inc 4.800 07/08/44 1,137,508
1,650,000 Goldman Sachs Group, Inc 5.150 05/22/45 1,562,872
200,000 Goldman Sachs Group, Inc 4.750 10/21/45 184,690
1,250,000 Golub Capital BDC, Inc 2.500 08/24/26 1,071,497
1,000,000 Golub Capital BDC, Inc 2.050 02/15/27 818,914
1,000,000 Hercules Capital, Inc 3.375 01/20/27 857,930
825,000 Intercontinental Exchange, Inc 3.750 12/01/25 800,131
1,000,000 Intercontinental Exchange, Inc 3.100 09/15/27 944,658
500,000 Intercontinental Exchange, Inc 4.000 09/15/27 493,954
500,000 Intercontinental Exchange, Inc 3.750 09/21/28 477,555
1,500,000 Intercontinental Exchange, Inc 4.350 06/15/29 1,479,546
1,500,000 Intercontinental Exchange, Inc 2.100 06/15/30 1,261,356
1,000,000 Intercontinental Exchange, Inc 1.850 09/15/32 783,209
2,000,000 Intercontinental Exchange, Inc 4.600 03/15/33 1,983,678
775,000 Intercontinental Exchange, Inc 2.650 09/15/40 560,911
575,000 Intercontinental Exchange, Inc 4.250 09/21/48 500,673
1,000,000 Intercontinental Exchange, Inc 3.000 06/15/50 700,647
1,000,000 Intercontinental Exchange, Inc 4.950 06/15/52 972,295
1,000,000 Intercontinental Exchange, Inc 3.000 09/15/60 656,544
2,000,000 Intercontinental Exchange, Inc 5.200 06/15/62 1,999,592
200,000 Invesco Finance plc 4.000 01/30/24 196,646
800,000 Invesco Finance plc 3.750 01/15/26 769,425
200,000 Invesco Finance plc 5.375 11/30/43 197,740
2,000,000 J Paul Getty Trust 0.391 01/01/24 1,936,401
300,000 Janus Capital Group, Inc 4.875 08/01/25 294,622
1,000,000 Jefferies Group LLC 4.850 01/15/27 976,401
600,000 Jefferies Group LLC 6.450 06/08/27 618,581
1,000,000 Jefferies Group LLC 4.150 01/23/30 918,412
1,000,000 Jefferies Group LLC 2.625 10/15/31 764,089
1,000,000 Jefferies Group LLC 2.750 10/15/32 771,294
5,500,000 Kreditanstalt fuer Wiederaufbau 3.750 02/15/28 5,504,563
3,000,000 Landwirtschaftliche Rentenbank 3.875 09/28/27 3,008,743
150,000 Lazard Group LLC 3.750 02/13/25 145,873
200,000 Lazard Group LLC 3.625 03/01/27 187,399

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 325,000 Lazard Group LLC 4.500% 09/19/28 $ 309,276
425,000 Lazard Group LLC 4.375 03/11/29 405,051
400,000 Legg Mason, Inc 5.625 01/15/44 400,839
1,250,000 Main Street Capital Corp 3.000 07/14/26 1,089,664
625,000 Mastercard, Inc 1.900 03/15/31 531,139
1,200,000 Moody's Corp 3.250 01/15/28 1,131,073
300,000 Moody's Corp 4.250 02/01/29 292,479
500,000 Moody's Corp 4.250 08/08/32 481,421
1,000,000 Moody's Corp 2.750 08/19/41 720,296
200,000 Moody's Corp 5.250 07/15/44 196,138
300,000 Moody's Corp 4.875 12/17/48 279,482
750,000 Moody's Corp 3.250 05/20/50 542,037
1,000,000 Moody's Corp 3.750 02/25/52 799,212
1,000,000 Moody's Corp 3.100 11/29/61 662,224
4,092,000 Morgan Stanley 3.700 10/23/24 4,006,754
2,000,000 Morgan Stanley 3.620 04/17/25 1,963,354
6,000,000 Morgan Stanley 0.790 05/30/25 5,679,418
1,025,000 Morgan Stanley 2.720 07/22/25 987,920
500,000 Morgan Stanley 4.000 07/23/25 489,420
950,000 Morgan Stanley 5.000 11/24/25 941,736
575,000 Morgan Stanley 3.875 01/27/26 561,117
4,000,000 Morgan Stanley 2.630 02/18/26 3,796,162
2,000,000 Morgan Stanley 4.679 07/17/26 1,973,644
500,000 Morgan Stanley 3.125 07/27/26 473,518
400,000 Morgan Stanley 4.350 09/08/26 389,622
5,000,000 Morgan Stanley 0.985 12/10/26 4,456,218
2,750,000 Morgan Stanley 3.625 01/20/27 2,646,708
2,000,000 Morgan Stanley 5.050 01/28/27 1,994,416
1,975,000 Morgan Stanley 3.950 04/23/27 1,909,373
4,975,000 Morgan Stanley 1.593 05/04/27 4,458,409
3,325,000 Morgan Stanley 1.512 07/20/27 2,954,840
2,000,000 Morgan Stanley 4.210 04/20/28 1,940,910
1,575,000 Morgan Stanley 3.591 07/22/28 1,487,695
1,500,000 Morgan Stanley 6.296 10/18/28 1,577,319
2,850,000 Morgan Stanley 3.772 01/24/29 2,698,524
4,000,000 Morgan Stanley 5.123 02/01/29 4,031,777
3,475,000 Morgan Stanley 4.431 01/23/30 3,351,693
5,000,000 Morgan Stanley 2.699 01/22/31 4,306,024
1,500,000 Morgan Stanley 3.622 04/01/31 1,371,702
5,000,000 Morgan Stanley 1.794 02/13/32 3,925,301
150,000 Morgan Stanley 7.250 04/01/32 175,782
2,500,000 Morgan Stanley 1.928 04/28/32 1,966,761
4,000,000 Morgan Stanley 2.239 07/21/32 3,209,435
3,500,000 Morgan Stanley 2.511 10/20/32 2,867,089
3,000,000 Morgan Stanley 2.943 01/21/33 2,541,486
2,000,000 Morgan Stanley 4.889 07/20/33 1,965,837
1,500,000 Morgan Stanley 6.342 10/18/33 1,638,285
1,300,000 Morgan Stanley 2.484 09/16/36 987,609
2,000,000 Morgan Stanley 5.297 04/20/37 1,885,400
950,000 Morgan Stanley 5.948 01/19/38 944,696
1,725,000 Morgan Stanley 3.971 07/22/38 1,520,992
2,675,000 Morgan Stanley 4.457 04/22/39 2,444,568
1,525,000 Morgan Stanley 3.217 04/22/42 1,176,078
275,000 Morgan Stanley 6.375 07/24/42 310,178
1,175,000 Morgan Stanley 4.300 01/27/45 1,038,763
2,200,000 Morgan Stanley 4.375 01/22/47 1,958,432
900,000 Morgan Stanley 5.597 03/24/51 945,946
1,425,000 Morgan Stanley 2.802 01/25/52 939,327
400,000 NASDAQ, Inc 3.850 06/30/26 387,572
500,000 NASDAQ, Inc 1.650 01/15/31 394,354

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 NASDAQ, Inc 2.500% 12/21/40 $ 329,552
500,000 NASDAQ, Inc 3.250 04/28/50 342,770
500,000 NASDAQ, Inc 3.950 03/07/52 387,878
200,000 National Rural Utilities Cooperative Finance Corp 3.400 11/15/23 195,059
400,000 National Rural Utilities Cooperative Finance Corp 2.850 01/27/25 387,127
1,000,000 National Rural Utilities Cooperative Finance Corp 3.450 06/15/25 973,636
200,000 National Rural Utilities Cooperative Finance Corp 3.250 11/01/25 192,442
1,000,000 National Rural Utilities Cooperative Finance Corp 1.000 06/15/26 887,237
1,500,000 National Rural Utilities Cooperative Finance Corp 4.800 03/15/28 1,514,317
200,000 National Rural Utilities Cooperative Finance Corp 3.900 11/01/28 192,439
300,000 National Rural Utilities Cooperative Finance Corp 3.700 03/15/29 284,987
1,000,000 National Rural Utilities Cooperative Finance Corp 2.400 03/15/30 868,231
1,000,000 National Rural Utilities Cooperative Finance Corp 1.350 03/15/31 770,356
1,000,000 National Rural Utilities Cooperative Finance Corp 1.650 06/15/31 791,436
400,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 380,464
1,500,000 National Rural Utilities Cooperative Finance Corp 5.800 01/15/33 1,597,015
500,000 National Rural Utilities Cooperative Finance Corp 4.750 04/30/43 481,845
200,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 185,552
200,000 National Rural Utilities Cooperative Finance Corp 4.400 11/01/48 175,974
550,000 National Rural Utilities Cooperative Finance Corp 4.300 03/15/49 480,829
1,000,000 Nomura Holdings, Inc 1.851 07/16/25 915,157
1,000,000 Nomura Holdings, Inc 1.653 07/14/26 873,870
1,000,000 Nomura Holdings, Inc 2.329 01/22/27 883,559
500,000 Nomura Holdings, Inc 5.386 07/06/27 490,854
1,000,000 Nomura Holdings, Inc 5.842 01/18/28 1,008,218
1,000,000 Nomura Holdings, Inc 2.172 07/14/28 834,661
1,000,000 Nomura Holdings, Inc 2.710 01/22/29 848,755
500,000 Nomura Holdings, Inc 5.605 07/06/29 497,735
1,500,000 Nomura Holdings, Inc 3.103 01/16/30 1,270,297
500,000 Nomura Holdings, Inc 2.679 07/16/30 404,200
1,500,000 Nomura Holdings, Inc 2.608 07/14/31 1,177,876
1,000,000 Nomura Holdings, Inc 2.999 01/22/32 802,582
1,000,000 Nomura Holdings, Inc 6.181 01/18/33 1,017,479
625,000 Northern Trust Corp 3.950 10/30/25 598,266
500,000 Northern Trust Corp 3.650 08/03/28 467,727
500,000 Northern Trust Corp 3.150 05/03/29 450,899
700,000 Northern Trust Corp 1.950 05/01/30 583,671
100,000 Northern Trust Corp 3.375 05/08/32 90,723
1,500,000 Oaktree Specialty Lending Corp 2.700 01/15/27 1,281,684
1,250,000 Oesterreichische Kontrollbank AG. 0.500 09/16/24 1,181,761
1,500,000 Oesterreichische Kontrollbank AG. 1.500 02/12/25 1,426,345
2,000,000 Oesterreichische Kontrollbank AG. 0.375 09/17/25 1,830,576
600,000 Oesterreichische Kontrollbank AG. 4.125 01/20/26 601,570
2,500,000 Oesterreichische Kontrollbank AG. 0.500 02/02/26 2,267,763
2,000,000 Oesterreichische Kontrollbank AG. 4.250 03/01/28 2,041,369
500,000 ORIX Corp 3.250 12/04/24 483,317
200,000 ORIX Corp 3.700 07/18/27 190,187
500,000 ORIX Corp 5.000 09/13/27 499,907
1,000,000 e ORIX Corp 2.250 03/09/31 815,090
1,000,000 ORIX Corp 4.000 04/13/32 920,008
500,000 ORIX Corp 5.200 09/13/32 503,738
500,000 Owl Rock Capital Corp 4.000 03/30/25 466,146
500,000 Owl Rock Capital Corp 3.750 07/22/25 455,947
1,000,000 Owl Rock Capital Corp 4.250 01/15/26 918,537
750,000 Owl Rock Capital Corp 3.400 07/15/26 662,212
1,000,000 Owl Rock Capital Corp 2.875 06/11/28 810,838
1,000,000 OWL Rock Core Income Corp 5.500 03/21/25 973,767
1,000,000 OWL Rock Core Income Corp 4.700 02/08/27 903,132
750,000 g OWL Rock Core Income Corp 7.750 09/16/27 738,852
300,000 PACCAR Financial Corp 2.150 08/15/24 289,356

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 PACCAR Financial Corp 2.850% 04/07/25 $ 482,706
1,000,000 PACCAR Financial Corp 1.100 05/11/26 903,928
1,500,000 PACCAR Financial Corp 4.600 01/10/28 1,511,060
3,000,000 Private Export Funding Corp (PEFCO) 1.400 07/15/28 2,605,895
1,000,000 Prospect Capital Corp 3.364 11/15/26 836,218
1,000,000 Prospect Capital Corp 3.437 10/15/28 765,048
425,000 Raymond James Financial, Inc 4.950 07/15/46 385,830
1,000,000 Raymond James Financial, Inc 3.750 04/01/51 740,183
1,500,000 Royal Bank of Canada 6.000 11/01/27 1,564,698
1,500,000 Royal Bank of Canada 4.900 01/12/28 1,500,152
1,000,000 Royal Bank of Canada 5.000 02/01/33 1,011,871
500,000 S&P Global, Inc 2.500 12/01/29 443,636
500,000 S&P Global, Inc 1.250 08/15/30 401,293
500,000 S&P Global, Inc 3.250 12/01/49 380,447
500,000 S&P Global, Inc 2.300 08/15/60 289,282
1,400,000 Shire Acquisitions Investments Ireland DAC 3.200 09/23/26 1,331,933
1,500,000 e Sixth Street Specialty Lending, Inc 2.500 08/01/26 1,318,890
750,000 State Street Corp 3.300 12/16/24 726,565
375,000 State Street Corp 3.550 08/18/25 361,480
1,000,000 State Street Corp 2.354 11/01/25 956,223
500,000 State Street Corp 2.901 03/30/26 477,663
650,000 State Street Corp 2.650 05/19/26 609,333
1,000,000 State Street Corp 1.684 11/18/27 891,135
1,000,000 State Street Corp 2.203 02/07/28 910,180
300,000 State Street Corp 4.141 12/03/29 286,766
750,000 State Street Corp 2.400 01/24/30 649,533
1,375,000 State Street Corp 2.200 03/03/31 1,122,541
1,000,000 State Street Corp 2.623 02/07/33 833,069
200,000 State Street Corp 4.421 05/13/33 191,124
750,000 e State Street Corp 4.164 08/04/33 705,561
500,000 State Street Corp 3.031 11/01/34 431,093
100,000 Stifel Financial Corp 4.250 07/18/24 98,514
500,000 Synchrony Financial 4.375 03/19/24 480,553
250,000 Synchrony Financial 4.250 08/15/24 236,303
600,000 Synchrony Financial 4.500 07/23/25 543,870
300,000 Synchrony Financial 3.700 08/04/26 261,896
900,000 Synchrony Financial 3.950 12/01/27 762,253
500,000 Synchrony Financial 5.150 03/19/29 439,529
2,000,000 Synchrony Financial 2.875 10/28/31 1,415,381
1,000,000 Toronto-Dominion Bank 1.950 01/12/27 895,188
1,000,000 Toronto-Dominion Bank 5.156 01/10/28 1,010,530
1,000,000 Toyota Motor Credit Corp 2.000 10/07/24 962,018
3,000,000 Toyota Motor Credit Corp 1.800 02/13/25 2,853,446
1,500,000 Toyota Motor Credit Corp 3.400 04/14/25 1,462,951
1,000,000 Toyota Motor Credit Corp 3.650 08/18/25 977,843
1,000,000 Toyota Motor Credit Corp 0.800 10/16/25 911,842
1,000,000 Toyota Motor Credit Corp 0.800 01/09/26 905,752
4,000,000 Toyota Motor Credit Corp 1.125 06/18/26 3,607,037
1,000,000 Toyota Motor Credit Corp 1.900 01/13/27 911,059
1,000,000 Toyota Motor Credit Corp 3.050 03/22/27 948,845
1,000,000 Toyota Motor Credit Corp 5.450 11/10/27 1,038,723
300,000 Toyota Motor Credit Corp 3.050 01/11/28 283,081
1,000,000 Toyota Motor Credit Corp 4.625 01/12/28 1,013,870
400,000 Toyota Motor Credit Corp 3.650 01/08/29 384,779
2,000,000 Toyota Motor Credit Corp 4.450 06/29/29 2,015,012
225,000 Toyota Motor Credit Corp 3.375 04/01/30 211,791
1,000,000 Toyota Motor Credit Corp 1.650 01/10/31 819,090
1,000,000 Toyota Motor Credit Corp 1.900 09/12/31 823,683
1,000,000 Toyota Motor Credit Corp 2.400 01/13/32 847,773
1,000,000 Toyota Motor Credit Corp 4.700 01/12/33 1,017,637

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,100,000 Unilever Capital Corp 2.600% 05/05/24 $ 1,075,908
500,000 Unilever Capital Corp 3.375 03/22/25 487,340
450,000 Unilever Capital Corp 3.100 07/30/25 434,464
800,000 Unilever Capital Corp 2.900 05/05/27 758,714
1,150,000 Unilever Capital Corp 3.500 03/22/28 1,109,142
430,000 Unilever Capital Corp 5.900 11/15/32 481,605
2,000,000 Visa, Inc 1.900 04/15/27 1,839,644
1,500,000 Visa, Inc 2.700 04/15/40 1,191,238
550,000 Voya Financial, Inc 3.650 06/15/26 525,847
200,000 Voya Financial, Inc 5.700 07/15/43 197,502
200,000 Voya Financial, Inc 4.800 06/15/46 169,088
TOTAL FINANCIAL SERVICES 539,738,486
FOOD, BEVERAGE & TOBACCO - 1.0%
1,300,000 Altria Group, Inc 2.350 05/06/25 1,234,205
727,000 Altria Group, Inc 4.400 02/14/26 721,305
700,000 e Altria Group, Inc 2.625 09/16/26 653,128
800,000 Altria Group, Inc 3.400 05/06/30 711,376
2,175,000 Altria Group, Inc 2.450 02/04/32 1,712,115
800,000 Altria Group, Inc 5.800 02/14/39 781,003
1,500,000 Altria Group, Inc 3.400 02/04/41 1,060,522
925,000 Altria Group, Inc 4.250 08/09/42 724,219
300,000 Altria Group, Inc 4.500 05/02/43 239,881
775,000 Altria Group, Inc 5.375 01/31/44 709,010
900,000 Altria Group, Inc 3.875 09/16/46 647,230
3,375,000 Altria Group, Inc 5.950 02/14/49 3,192,247
1,000,000 Altria Group, Inc 4.450 05/06/50 745,479
1,000,000 Altria Group, Inc 3.700 02/04/51 674,136
1,000,000 Altria Group, Inc 4.000 02/04/61 704,289
1,125,000 Anheuser-Busch InBev Finance, Inc 4.625 02/01/44 1,062,675
625,000 e Anheuser-Busch InBev Worldwide, Inc 4.900 01/23/31 643,906
1,700,000 Anheuser-Busch InBev Worldwide, Inc 4.375 04/15/38 1,614,301
100,000 Anheuser-Busch InBev Worldwide, Inc 8.200 01/15/39 130,503
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5.450 01/23/39 2,808,629
500,000 Anheuser-Busch InBev Worldwide, Inc 4.350 06/01/40 464,259
150,000 Anheuser-Busch InBev Worldwide, Inc 4.950 01/15/42 148,106
309,000 Anheuser-Busch InBev Worldwide, Inc 4.600 04/15/48 291,549
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4.439 10/06/48 1,609,508
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5.550 01/23/49 2,170,936
3,441,000 Anheuser-Busch InBev Worldwide, Inc 4.500 06/01/50 3,223,291
1,725,000 Anheuser-Busch InBev Worldwide, Inc 4.750 04/15/58 1,624,089
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5.800 01/23/59 2,359,674
1,075,000 Archer-Daniels-Midland Co 2.500 08/11/26 1,014,437
1,500,000 Archer-Daniels-Midland Co 3.250 03/27/30 1,396,431
500,000 Archer-Daniels-Midland Co 2.900 03/01/32 444,104
325,000 Archer-Daniels-Midland Co 4.500 08/15/33 325,348
800,000 Archer-Daniels-Midland Co 4.500 03/15/49 759,261
1,000,000 Archer-Daniels-Midland Co 2.700 09/15/51 692,084
3,950,000 BAT Capital Corp 3.222 08/15/24 3,830,631
500,000 BAT Capital Corp 2.789 09/06/24 482,008
3,525,000 BAT Capital Corp 3.557 08/15/27 3,276,951
400,000 BAT Capital Corp 2.259 03/25/28 342,939
275,000 BAT Capital Corp 4.906 04/02/30 265,546
650,000 BAT Capital Corp 2.726 03/25/31 526,899
500,000 BAT Capital Corp 4.742 03/16/32 464,489
1,000,000 BAT Capital Corp 7.750 10/19/32 1,107,669
1,400,000 BAT Capital Corp 4.390 08/15/37 1,141,916
475,000 BAT Capital Corp 3.734 09/25/40 339,235
1,625,000 BAT Capital Corp 4.540 08/15/47 1,210,187
900,000 BAT Capital Corp 4.758 09/06/49 690,239

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 500,000 BAT Capital Corp 5.282% 04/02/50 $ 410,643
1,000,000 BAT Capital Corp 3.984 09/25/50 686,544
1,000,000 BAT Capital Corp 5.650 03/16/52 877,696
5,000,000 BAT International Finance plc 1.668 03/25/26 4,549,967
500,000 BAT International Finance plc 4.448 03/16/28 475,253
200,000 Brown-Forman Corp 3.500 04/15/25 195,452
225,000 Brown-Forman Corp 4.750 04/15/33 227,578
200,000 Brown-Forman Corp 4.000 04/15/38 183,084
200,000 Brown-Forman Corp 4.500 07/15/45 185,149
500,000 Bunge Ltd 1.630 08/17/25 462,535
125,000 Bunge Ltd 3.250 08/15/26 118,502
500,000 Bunge Ltd 3.750 09/25/27 480,107
1,500,000 Bunge Ltd 2.750 05/14/31 1,275,707
500,000 Campbell Soup Co 3.950 03/15/25 491,029
725,000 Campbell Soup Co 4.150 03/15/28 710,163
500,000 Campbell Soup Co 2.375 04/24/30 429,275
800,000 Campbell Soup Co 4.800 03/15/48 744,364
500,000 Campbell Soup Co 3.125 04/24/50 351,982
300,000 Coca-Cola Bottling Co Consolidated 3.800 11/25/25 297,019
1,000,000 Coca-Cola Co 3.375 03/25/27 982,960
1,000,000 Coca-Cola Co 1.450 06/01/27 907,908
1,000,000 e Coca-Cola Co 1.500 03/05/28 888,107
2,000,000 Coca-Cola Co 1.000 03/15/28 1,734,396
600,000 Coca-Cola Co 2.125 09/06/29 538,575
300,000 Coca-Cola Co 3.450 03/25/30 288,407
800,000 Coca-Cola Co 1.650 06/01/30 677,056
1,500,000 Coca-Cola Co 2.000 03/05/31 1,284,253
2,000,000 Coca-Cola Co 1.375 03/15/31 1,631,225
2,000,000 Coca-Cola Co 2.250 01/05/32 1,741,505
725,000 Coca-Cola Co 2.500 06/01/40 556,097
1,000,000 Coca-Cola Co 2.875 05/05/41 797,895
1,500,000 Coca-Cola Co 2.600 06/01/50 1,073,854
1,500,000 Coca-Cola Co 3.000 03/05/51 1,168,685
1,000,000 e Coca-Cola Co 2.750 06/01/60 710,572
678,000 Coca-Cola Femsa SAB de C.V. 2.750 01/22/30 601,219
1,000,000 ConAgra Brands, Inc 4.300 05/01/24 989,937
450,000 ConAgra Brands, Inc 4.600 11/01/25 444,020
500,000 ConAgra Brands, Inc 1.375 11/01/27 429,138
100,000 ConAgra Brands, Inc 7.000 10/01/28 108,566
1,575,000 ConAgra Brands, Inc 4.850 11/01/28 1,568,002
750,000 ConAgra Brands, Inc 5.300 11/01/38 733,722
750,000 ConAgra Brands, Inc 5.400 11/01/48 734,092
100,000 Constellation Brands, Inc 4.400 11/15/25 98,644
750,000 Constellation Brands, Inc 3.700 12/06/26 725,071
300,000 Constellation Brands, Inc 3.500 05/09/27 288,468
1,000,000 Constellation Brands, Inc 4.350 05/09/27 986,073
700,000 Constellation Brands, Inc 3.600 02/15/28 665,945
300,000 Constellation Brands, Inc 4.650 11/15/28 299,812
1,000,000 Constellation Brands, Inc 3.150 08/01/29 914,274
100,000 Constellation Brands, Inc 2.875 05/01/30 87,711
425,000 Constellation Brands, Inc 2.250 08/01/31 349,158
1,000,000 Constellation Brands, Inc 4.750 05/09/32 988,106
300,000 Constellation Brands, Inc 4.100 02/15/48 247,637
300,000 Constellation Brands, Inc 5.250 11/15/48 289,305
1,250,000 Constellation Brands, Inc 3.750 05/01/50 987,611
750,000 Diageo Capital plc 2.125 10/24/24 720,917
500,000 Diageo Capital plc 1.375 09/29/25 461,878
750,000 Diageo Capital plc 5.300 10/24/27 779,270
425,000 Diageo Capital plc 3.875 05/18/28 415,068
1,900,000 Diageo Capital plc 2.125 04/29/32 1,576,543

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 425,000 Diageo Capital plc 5.500% 01/24/33 $ 460,035
200,000 Diageo Capital plc 5.875 09/30/36 218,971
400,000 Diageo Capital plc 3.875 04/29/43 348,044
100,000 Flowers Foods, Inc 3.500 10/01/26 95,777
400,000 Flowers Foods, Inc 2.400 03/15/31 333,532
200,000 Fomento Economico Mexicano SAB de C.V. 2.875 05/10/23 199,414
150,000 General Mills, Inc 4.000 04/17/25 147,967
800,000 General Mills, Inc 3.200 02/10/27 768,974
2,300,000 General Mills, Inc 4.200 04/17/28 2,275,093
100,000 General Mills, Inc 2.875 04/15/30 89,541
1,000,000 General Mills, Inc 2.250 10/14/31 831,249
175,000 General Mills, Inc 4.950 03/29/33 177,719
951,000 General Mills, Inc 3.000 02/01/51 693,455
300,000 Hershey Co 2.050 11/15/24 289,644
500,000 Hershey Co 0.900 06/01/25 461,651
300,000 Hershey Co 2.450 11/15/29 266,524
500,000 Hershey Co 1.700 06/01/30 418,108
300,000 Hershey Co 3.375 08/15/46 238,487
300,000 Hershey Co 3.125 11/15/49 227,667
100,000 Hershey Co 2.650 06/01/50 70,331
1,500,000 Hormel Foods Corp 1.700 06/03/28 1,322,901
1,500,000 Hormel Foods Corp 1.800 06/11/30 1,252,577
300,000 Ingredion, Inc 3.200 10/01/26 285,719
750,000 Ingredion, Inc 3.900 06/01/50 574,364
425,000 e J M Smucker Co 2.125 03/15/32 346,022
550,000 J M Smucker Co 2.750 09/15/41 402,269
3,000,000 g JBS USA LUX S.A. 5.125 02/01/28 2,897,190
3,000,000 g JBS USA LUX S.A. 5.750 04/01/33 2,865,000
2,000,000 g JBS USA LUX S.A. 6.500 12/01/52 1,898,404
1,475,000 JM Smucker Co 3.500 03/15/25 1,438,559
200,000 JM Smucker Co 3.375 12/15/27 190,187
150,000 JM Smucker Co 2.375 03/15/30 129,386
300,000 JM Smucker Co 4.250 03/15/35 281,651
300,000 JM Smucker Co 4.375 03/15/45 265,686
400,000 JM Smucker Co 3.550 03/15/50 300,154
1,800,000 Kellogg Co 3.250 04/01/26 1,724,061
200,000 Kellogg Co 3.400 11/15/27 190,508
800,000 Kellogg Co 4.300 05/15/28 789,713
275,000 Kellogg Co 2.100 06/01/30 230,181
1,000,000 Kellogg Co 5.250 03/01/33 1,026,102
150,000 Kellogg Co 4.500 04/01/46 137,755
66,000 Keurig Dr Pepper, Inc 4.417 05/25/25 65,152
200,000 Keurig Dr Pepper, Inc 3.400 11/15/25 192,085
200,000 Keurig Dr Pepper, Inc 2.550 09/15/26 185,473
2,000,000 Keurig Dr Pepper, Inc 3.950 04/15/29 1,917,388
750,000 Keurig Dr Pepper, Inc 3.200 05/01/30 684,401
1,500,000 Keurig Dr Pepper, Inc 2.250 03/15/31 1,257,433
2,000,000 Keurig Dr Pepper, Inc 4.050 04/15/32 1,894,478
500,000 Keurig Dr Pepper, Inc 4.420 12/15/46 436,539
1,500,000 Keurig Dr Pepper, Inc 3.350 03/15/51 1,090,344
500,000 Keurig Dr Pepper, Inc 4.500 04/15/52 445,012
1,500,000 Kraft Heinz Foods Co 3.000 06/01/26 1,432,852
6,000,000 Kraft Heinz Foods Co 3.875 05/15/27 5,858,086
1,000,000 Kraft Heinz Foods Co 5.200 07/15/45 969,159
4,000,000 Kraft Heinz Foods Co 4.875 10/01/49 3,716,622
250,000 McCormick & Co, Inc 3.150 08/15/24 243,187
625,000 McCormick & Co, Inc 0.900 02/15/26 559,955
250,000 McCormick & Co, Inc 3.400 08/15/27 237,110
500,000 McCormick & Co, Inc 2.500 04/15/30 426,807
325,000 McCormick & Co, Inc 1.850 02/15/31 260,368

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 400,000 McCormick & Co, Inc 4.200% 08/15/47 $ 342,197
925,000 Mead Johnson Nutrition Co 4.125 11/15/25 913,372
350,000 Mead Johnson Nutrition Co 4.600 06/01/44 324,113
1,025,000 Molson Coors Brewing Co 3.000 07/15/26 967,827
525,000 Molson Coors Brewing Co 5.000 05/01/42 495,609
1,550,000 Molson Coors Brewing Co 4.200 07/15/46 1,267,495
1,000,000 Mondelez International, Inc 1.500 05/04/25 935,910
1,500,000 Mondelez International, Inc 2.625 03/17/27 1,402,031
356,000 Mondelez International, Inc 2.750 04/13/30 316,114
400,000 Mondelez International, Inc 1.500 02/04/31 319,052
725,000 e Mondelez International, Inc 1.875 10/15/32 580,798
1,200,000 Mondelez International, Inc 2.625 09/04/50 804,703
525,000 PepsiCo, Inc 2.750 04/30/25 508,417
425,000 PepsiCo, Inc 3.500 07/17/25 419,002
275,000 PepsiCo, Inc 2.850 02/24/26 266,116
1,300,000 PepsiCo, Inc 2.375 10/06/26 1,226,035
150,000 PepsiCo, Inc 2.625 03/19/27 141,777
2,000,000 PepsiCo, Inc 3.600 02/18/28 1,961,978
2,500,000 e PepsiCo, Inc 4.450 05/15/28 2,550,782
500,000 PepsiCo, Inc 2.750 03/19/30 457,279
2,275,000 PepsiCo, Inc 1.625 05/01/30 1,924,871
2,000,000 PepsiCo, Inc 1.400 02/25/31 1,646,325
2,000,000 PepsiCo, Inc 1.950 10/21/31 1,688,479
1,100,000 PepsiCo, Inc 3.900 07/18/32 1,074,333
3,000,000 e PepsiCo, Inc 4.450 02/15/33 3,079,159
575,000 PepsiCo, Inc 2.625 10/21/41 444,680
750,000 PepsiCo, Inc 2.875 10/15/49 570,112
1,000,000 PepsiCo, Inc 2.750 10/21/51 734,616
1,000,000 PepsiCo, Inc 4.200 07/18/52 954,324
2,500,000 PepsiCo, Inc 4.650 02/15/53 2,562,965
600,000 Philip Morris International, Inc 3.250 11/10/24 586,070
500,000 Philip Morris International, Inc 1.500 05/01/25 467,669
500,000 Philip Morris International, Inc 3.375 08/11/25 484,228
700,000 Philip Morris International, Inc 2.750 02/25/26 663,298
1,000,000 Philip Morris International, Inc 0.875 05/01/26 896,581
1,500,000 Philip Morris International, Inc 5.125 11/17/27 1,534,964
1,500,000 Philip Morris International, Inc 4.875 02/15/28 1,513,923
1,500,000 Philip Morris International, Inc 3.125 03/02/28 1,400,970
1,450,000 Philip Morris International, Inc 3.375 08/15/29 1,342,522
1,500,000 Philip Morris International, Inc 5.625 11/17/29 1,567,298
1,500,000 Philip Morris International, Inc 5.125 02/15/30 1,519,246
450,000 Philip Morris International, Inc 2.100 05/01/30 374,022
1,000,000 e Philip Morris International, Inc 1.750 11/01/30 803,531
1,500,000 Philip Morris International, Inc 5.750 11/17/32 1,574,113
1,500,000 Philip Morris International, Inc 5.375 02/15/33 1,532,386
400,000 Philip Morris International, Inc 6.375 05/16/38 437,321
225,000 Philip Morris International, Inc 4.375 11/15/41 195,325
200,000 Philip Morris International, Inc 4.500 03/20/42 173,925
275,000 Philip Morris International, Inc 3.875 08/21/42 218,172
300,000 Philip Morris International, Inc 4.125 03/04/43 244,480
200,000 Philip Morris International, Inc 4.875 11/15/43 181,547
2,000,000 Philip Morris International, Inc 4.250 11/10/44 1,665,639
550,000 Reynolds American, Inc 4.450 06/12/25 540,064
750,000 Reynolds American, Inc 5.700 08/15/35 709,064
65,000 Reynolds American, Inc 7.250 06/15/37 70,681
200,000 Reynolds American, Inc 6.150 09/15/43 189,348
1,775,000 Reynolds American, Inc 5.850 08/15/45 1,600,268
750,000 Tyson Foods, Inc 3.950 08/15/24 740,115
500,000 Tyson Foods, Inc 4.000 03/01/26 490,975
1,150,000 Tyson Foods, Inc 3.550 06/02/27 1,096,881

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 500,000 Tyson Foods, Inc 4.350% 03/01/29 $ 485,462
500,000 Tyson Foods, Inc 5.150 08/15/44 472,679
300,000 Tyson Foods, Inc 4.550 06/02/47 260,592
1,700,000 Tyson Foods, Inc 5.100 09/28/48 1,602,372
TOTAL FOOD, BEVERAGE & TOBACCO 203,144,901
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
275,000 Abbott Laboratories 2.950 03/15/25 268,645
1,708,000 Abbott Laboratories 3.750 11/30/26 1,695,692
625,000 Abbott Laboratories 1.150 01/30/28 547,137
200,000 Abbott Laboratories 1.400 06/30/30 167,057
2,750,000 Abbott Laboratories 4.750 11/30/36 2,856,607
3,450,000 Abbott Laboratories 4.900 11/30/46 3,547,853
500,000 Adventist Health System 2.952 03/01/29 444,571
1,000,000 Adventist Health System 5.430 03/01/32 1,003,450
500,000 Adventist Health System 3.630 03/01/49 371,399
200,000 Advocate Health & Hospitals Corp 3.829 08/15/28 193,077
750,000 Advocate Health & Hospitals Corp 2.211 06/15/30 635,440
100,000 Advocate Health & Hospitals Corp 4.272 08/15/48 89,393
600,000 Advocate Health & Hospitals Corp 3.387 10/15/49 450,975
500,000 Advocate Health & Hospitals Corp 3.008 06/15/50 354,375
1,500,000 AHS Hospital Corp 2.780 07/01/51 1,015,370
200,000 Allina Health System 3.887 04/15/49 162,647
520,000 Allina Health System 2.902 11/15/51 343,504
400,000 AmerisourceBergen Corp 3.400 05/15/24 392,102
700,000 AmerisourceBergen Corp 3.250 03/01/25 677,653
200,000 AmerisourceBergen Corp 3.450 12/15/27 189,355
1,000,000 AmerisourceBergen Corp 2.800 05/15/30 877,508
1,000,000 AmerisourceBergen Corp 2.700 03/15/31 857,476
700,000 AmerisourceBergen Corp 4.300 12/15/47 602,252
1,625,000 Anthem, Inc 3.350 12/01/24 1,586,442
1,500,000 Anthem, Inc 2.375 01/15/25 1,435,905
1,000,000 Anthem, Inc 1.500 03/15/26 912,404
850,000 Anthem, Inc 3.650 12/01/27 821,385
1,225,000 Anthem, Inc 4.101 03/01/28 1,199,268
500,000 Anthem, Inc 2.875 09/15/29 453,897
1,500,000 Anthem, Inc 2.250 05/15/30 1,287,867
1,000,000 Anthem, Inc 2.550 03/15/31 860,621
1,150,000 Anthem, Inc 4.625 05/15/42 1,073,501
125,000 Anthem, Inc 4.650 01/15/43 116,843
500,000 Anthem, Inc 5.100 01/15/44 489,229
425,000 Anthem, Inc 4.650 08/15/44 391,467
625,000 Anthem, Inc 4.375 12/01/47 556,468
1,800,000 Anthem, Inc 4.550 03/01/48 1,638,817
500,000 Anthem, Inc 3.700 09/15/49 394,888
650,000 Anthem, Inc 3.125 05/15/50 468,468
425,000 Anthem, Inc 3.600 03/15/51 330,765
1,000,000 Ascension Health 2.532 11/15/29 879,567
1,000,000 Ascension Health 3.106 11/15/39 802,953
875,000 Ascension Health 3.945 11/15/46 761,507
200,000 Ascension Health 4.847 11/15/53 199,012
500,000 Banner Health 2.338 01/01/30 432,690
750,000 Banner Health 1.897 01/01/31 613,455
750,000 Banner Health 2.913 01/01/51 507,515
1,000,000 Baptist Health South Florida Obligated Group 3.115 11/15/71 614,939
1,000,000 Baptist Healthcare System Obligated Group 3.540 08/15/50 753,579
475,000 Baxter International, Inc 2.600 08/15/26 443,102
2,000,000 Baxter International, Inc 1.915 02/01/27 1,789,529
1,350,000 Baxter International, Inc 2.272 12/01/28 1,173,231
2,000,000 Baxter International, Inc 1.730 04/01/31 1,563,805

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,150,000 Baxter International, Inc 2.539% 02/01/32 $ 936,271
300,000 Baxter International, Inc 3.500 08/15/46 209,022
1,000,000 Baxter International, Inc 3.132 12/01/51 648,542
1,500,000 Baylor Scott & White Holdings 1.777 11/15/30 1,214,543
290,000 Baylor Scott & White Holdings 4.185 11/15/45 252,557
200,000 Baylor Scott & White Holdings 3.967 11/15/46 166,270
1,000,000 Baylor Scott & White Holdings 2.839 11/15/50 674,373
635,000 Becton Dickinson & Co 3.363 06/06/24 623,280
165,000 Becton Dickinson & Co 3.734 12/15/24 161,317
1,277,000 Becton Dickinson & Co 3.700 06/06/27 1,233,781
675,000 Becton Dickinson & Co 2.823 05/20/30 602,285
343,000 Becton Dickinson & Co 4.685 12/15/44 319,106
1,000,000 Becton Dickinson & Co 4.669 06/06/47 934,919
447,000 Becton Dickinson & Co 3.794 05/20/50 362,204
1,000,000 Becton Dickinson and Co 4.693 02/13/28 1,004,025
1,500,000 Becton Dickinson and Co 1.957 02/11/31 1,234,257
1,000,000 Becton Dickinson and Co 4.298 08/22/32 966,206
235,000 Beth Israel Lahey Health, Inc 3.080 07/01/51 156,942
200,000 Bio-Rad Laboratories, Inc 3.300 03/15/27 188,629
525,000 Bio-Rad Laboratories, Inc 3.700 03/15/32 474,835
500,000 Bon Secours Mercy Health, Inc 3.464 06/01/30 450,495
500,000 Bon Secours Mercy Health, Inc 2.095 06/01/31 405,261
500,000 Bon Secours Mercy Health, Inc 3.205 06/01/50 353,948
2,500,000 Boston Scientific Corp 2.650 06/01/30 2,208,889
343,000 Boston Scientific Corp 4.550 03/01/39 322,654
256,000 Boston Scientific Corp 4.700 03/01/49 243,356
650,000 Cardinal Health, Inc 3.079 06/15/24 635,314
100,000 Cardinal Health, Inc 3.500 11/15/24 97,503
200,000 Cardinal Health, Inc 3.750 09/15/25 193,993
1,475,000 Cardinal Health, Inc 3.410 06/15/27 1,398,436
100,000 Cardinal Health, Inc 4.600 03/15/43 87,020
200,000 Cardinal Health, Inc 4.500 11/15/44 172,595
200,000 Cardinal Health, Inc 4.900 09/15/45 180,996
500,000 Cardinal Health, Inc 4.368 06/15/47 415,747
2,000,000 Centene Corp 2.450 07/15/28 1,740,000
2,000,000 Centene Corp 3.000 10/15/30 1,684,162
2,000,000 Centene Corp 2.500 03/01/31 1,619,600
2,000,000 Centene Corp 2.625 08/01/31 1,620,620
1,000,000 Children's Health System of Texas 2.511 08/15/50 633,252
100,000 Children's Hospital Corp 4.115 01/01/47 88,688
1,000,000 Children's Hospital Corp 2.585 02/01/50 647,048
1,000,000 Children's Hospital of Philadelphia 2.704 07/01/50 657,696
200,000 CHRISTUS Health 4.341 07/01/28 194,269
300,000 Cigna Corp 3.500 06/15/24 294,304
900,000 Cigna Corp 3.250 04/15/25 871,968
2,000,000 Cigna Corp 4.125 11/15/25 1,967,455
150,000 Cigna Corp 4.500 02/25/26 149,283
1,000,000 Cigna Corp 1.250 03/15/26 906,208
4,475,000 Cigna Corp 3.400 03/01/27 4,282,495
300,000 Cigna Corp 3.050 10/15/27 279,976
2,000,000 Cigna Corp 4.375 10/15/28 1,970,739
250,000 Cigna Corp 2.400 03/15/30 216,837
550,000 Cigna Corp 2.375 03/15/31 463,997
1,700,000 Cigna Corp 4.800 08/15/38 1,647,431
225,000 Cigna Corp 3.200 03/15/40 176,244
93,000 Cigna Corp 6.125 11/15/41 102,767
975,000 Cigna Corp 4.800 07/15/46 896,764
1,150,000 Cigna Corp 3.875 10/15/47 931,366
2,450,000 Cigna Corp 4.900 12/15/48 2,305,491
750,000 Cigna Corp 3.400 03/15/50 553,972

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,100,000 Cigna Corp 3.400% 03/15/51 $ 809,425
600,000 City of Hope 4.378 08/15/48 519,384
750,000 Community Health Network, Inc 3.099 05/01/50 493,882
485,000 Cottage Health Obligated Group 3.304 11/01/49 359,457
900,000 CVS Health Corp 3.375 08/12/24 881,959
250,000 CVS Health Corp 2.625 08/15/24 242,354
1,969,000 CVS Health Corp 3.875 07/20/25 1,933,695
2,550,000 CVS Health Corp 2.875 06/01/26 2,423,023
1,250,000 CVS Health Corp 3.000 08/15/26 1,192,727
9,500,000 CVS Health Corp 1.300 08/21/27 8,273,178
275,000 CVS Health Corp 3.250 08/15/29 251,496
2,000,000 CVS Health Corp 5.125 02/21/30 2,027,397
1,825,000 CVS Health Corp 1.750 08/21/30 1,483,626
1,525,000 CVS Health Corp 1.875 02/28/31 1,235,136
1,000,000 CVS Health Corp 2.125 09/15/31 817,471
2,000,000 CVS Health Corp 5.250 02/21/33 2,040,668
4,100,000 CVS Health Corp 4.780 03/25/38 3,908,449
850,000 CVS Health Corp 2.700 08/21/40 607,890
400,000 CVS Health Corp 5.300 12/05/43 392,848
1,800,000 CVS Health Corp 5.125 07/20/45 1,707,589
8,525,000 CVS Health Corp 5.050 03/25/48 7,975,190
2,000,000 CVS Health Corp 5.625 02/21/53 2,026,062
100,000 Dartmouth-Hitchcock Health 4.178 08/01/48 81,898
1,000,000 DENTSPLY SIRONA, Inc 3.250 06/01/30 883,719
750,000 DH Europe Finance II Sarl 2.200 11/15/24 719,980
300,000 DH Europe Finance II Sarl 2.600 11/15/29 268,369
550,000 DH Europe Finance II Sarl 3.250 11/15/39 458,588
1,000,000 DH Europe Finance II Sarl 3.400 11/15/49 790,848
200,000 Dignity Health 5.267 11/01/64 186,382
400,000 Duke University Health System, Inc 3.920 06/01/47 346,122
400,000 Edwards Lifesciences Corp 4.300 06/15/28 398,157
225,000 Elevance Health, Inc 3.500 08/15/24 220,410
50,000 Elevance Health, Inc 4.100 05/15/32 47,790
500,000 Elevance Health, Inc 5.500 10/15/32 525,887
1,000,000 Elevance Health, Inc 4.750 02/15/33 1,005,022
600,000 Elevance Health, Inc 4.550 05/15/52 541,835
1,750,000 Elevance Health, Inc 6.100 10/15/52 1,952,437
450,000 Elevance Health, Inc 5.125 02/15/53 448,242
750,000 Hackensack Meridian Health, Inc 2.675 09/01/41 536,220
200,000 Hackensack Meridian Health, Inc 4.211 07/01/48 176,493
750,000 Hackensack Meridian Health, Inc 2.875 09/01/50 510,654
200,000 Hackensack Meridian Health, Inc 4.500 07/01/57 183,695
685,000 Hartford HealthCare Corp 3.447 07/01/54 508,748
2,000,000 HCA, Inc 4.500 02/15/27 1,952,888
2,000,000 g HCA, Inc 3.125 03/15/27 1,858,952
2,500,000 HCA, Inc 5.625 09/01/28 2,529,043
1,000,000 g HCA, Inc 3.375 03/15/29 903,022
1,500,000 HCA, Inc 4.125 06/15/29 1,405,100
2,000,000 HCA, Inc 3.500 09/01/30 1,781,380
2,000,000 HCA, Inc 2.375 07/15/31 1,613,964
2,000,000 g HCA, Inc 3.625 03/15/32 1,763,061
225,000 HCA, Inc 5.125 06/15/39 210,313
125,000 g HCA, Inc 4.375 03/15/42 105,063
875,000 HCA, Inc 5.500 06/15/47 821,353
2,500,000 HCA, Inc 5.250 06/15/49 2,254,368
1,000,000 HCA, Inc 3.500 07/15/51 690,430
1,700,000 g HCA, Inc 4.625 03/15/52 1,411,496
1,000,000 Hoag Memorial Hospital Presbyterian 3.803 07/15/52 826,969
300,000 Humana, Inc 3.850 10/01/24 294,911
2,500,000 Humana, Inc 1.350 02/03/27 2,194,906

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 600,000 Humana, Inc 3.950% 03/15/27 $ 580,740
500,000 Humana, Inc 5.750 03/01/28 519,270
500,000 Humana, Inc 3.700 03/23/29 470,410
175,000 Humana, Inc 3.125 08/15/29 158,449
325,000 Humana, Inc 2.150 02/03/32 263,464
500,000 Humana, Inc 5.875 03/01/33 538,024
200,000 Humana, Inc 4.625 12/01/42 179,905
300,000 Humana, Inc 4.950 10/01/44 279,951
600,000 Humana, Inc 4.800 03/15/47 545,344
500,000 Humana, Inc 3.950 08/15/49 408,620
1,500,000 Humana, Inc 5.500 03/15/53 1,526,899
1,000,000 Illumina, Inc 5.750 12/13/27 1,025,066
200,000 Indiana University Health, Inc Obligated Group 3.970 11/01/48 171,362
1,500,000 Indiana University Health, Inc Obligated Group 2.852 11/01/51 1,016,289
1,000,000 Inova Health System Foundation 4.068 05/15/52 860,785
760,000 Integris Baptist Medical Center, Inc 3.875 08/15/50 587,529
350,000 Johns Hopkins Health System Corp 3.837 05/15/46 295,681
500,000 Kaiser Foundation Hospitals 3.150 05/01/27 470,902
1,400,000 Kaiser Foundation Hospitals 2.810 06/01/41 1,024,527
100,000 Kaiser Foundation Hospitals 4.875 04/01/42 97,824
1,265,000 Kaiser Foundation Hospitals 4.150 05/01/47 1,116,216
1,000,000 Kaiser Foundation Hospitals 3.266 11/01/49 746,089
1,000,000 Kaiser Foundation Hospitals 3.002 06/01/51 703,442
755,000 Koninklijke Philips NV 5.000 03/15/42 699,203
200,000 Laboratory Corp of America Holdings 3.250 09/01/24 194,889
500,000 Laboratory Corp of America Holdings 2.300 12/01/24 476,636
100,000 Laboratory Corp of America Holdings 3.600 02/01/25 97,278
1,000,000 Laboratory Corp of America Holdings 1.550 06/01/26 895,294
300,000 Laboratory Corp of America Holdings 3.600 09/01/27 285,487
500,000 Laboratory Corp of America Holdings 2.950 12/01/29 446,253
1,000,000 Laboratory Corp of America Holdings 2.700 06/01/31 859,913
800,000 Laboratory Corp of America Holdings 4.700 02/01/45 713,826
200,000 Mayo Clinic 4.000 11/15/47 176,001
200,000 Mayo Clinic 4.128 11/15/52 176,126
2,500,000 Mayo Clinic 3.196 11/15/61 1,759,851
1,000,000 McKesson Corp 0.900 12/03/25 903,975
500,000 McKesson Corp 1.300 08/15/26 447,875
200,000 McLaren Health Care Corp 4.386 05/15/48 179,126
2,777,000 Medtronic, Inc 4.375 03/15/35 2,738,001
1,074,000 Medtronic, Inc 4.625 03/15/45 1,054,464
500,000 Memorial Health Services 3.447 11/01/49 383,584
1,000,000 Memorial Sloan-Kettering Cancer Center 2.955 01/01/50 706,538
200,000 Memorial Sloan-Kettering Cancer Center 4.125 07/01/52 174,417
500,000 Memorial Sloan-Kettering Cancer Center 4.200 07/01/55 433,428
200,000 Mercy Health 4.302 07/01/28 193,808
1,000,000 Methodist Hospital 2.705 12/01/50 664,155
500,000 Montefiore Obligated Group 5.246 11/01/48 365,664
750,000 Montefiore Obligated Group 4.287 09/01/50 466,540
1,000,000 Mount Nittany Medical Center Obligated Group 3.799 11/15/52 782,043
100,000 Mount Sinai Hospitals Group, Inc 3.981 07/01/48 82,999
600,000 Mount Sinai Hospitals Group, Inc 3.737 07/01/49 474,504
895,000 Mount Sinai Hospitals Group, Inc 3.391 07/01/50 637,763
1,000,000 MultiCare Health System 2.803 08/15/50 615,801
1,000,000 Nationwide Children's Hospital, Inc 4.556 11/01/52 946,612
1,000,000 New York and Presbyterian Hospital 2.256 08/01/40 687,232
300,000 New York and Presbyterian Hospital 4.024 08/01/45 265,051
150,000 New York and Presbyterian Hospital 4.063 08/01/56 127,385
1,000,000 New York and Presbyterian Hospital 2.606 08/01/60 585,086
500,000 New York and Presbyterian Hospital 3.954 08/01/19 364,208
140,000 Northwell Healthcare, Inc 3.979 11/01/46 113,226

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 675,000 Northwell Healthcare, Inc 4.260% 11/01/47 $ 576,079
500,000 Northwell Healthcare, Inc 3.809 11/01/49 391,003
1,000,000 NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery
2.667 10/01/50 648,508
350,000 NYU Hospitals Center 5.750 07/01/43 374,268
250,000 NYU Hospitals Center 4.368 07/01/47 219,725
915,000 NYU Langone Hospitals 3.380 07/01/55 661,719
1,000,000 Ochsner LSU Health System of North Louisiana 2.510 05/15/31 748,414
1,000,000 OhioHealth Corp 2.297 11/15/31 834,771
750,000 OhioHealth Corp 3.042 11/15/50 548,784
100,000 Orlando Health Obligated Group 4.089 10/01/48 82,629
1,000,000 Orlando Health Obligated Group 3.327 10/01/50 724,736
750,000 PeaceHealth Obligated Group 1.375 11/15/25 682,398
200,000 PeaceHealth Obligated Group 4.787 11/15/48 189,011
750,000 PeaceHealth Obligated Group 3.218 11/15/50 532,148
500,000 Piedmont Healthcare, Inc 2.044 01/01/32 396,185
500,000 Piedmont Healthcare, Inc 2.719 01/01/42 345,947
1,000,000 Piedmont Healthcare, Inc 2.864 01/01/52 647,784
200,000 Providence St. Joseph Health Obligated Group 2.746 10/01/26 186,573
570,000 Providence St. Joseph Health Obligated Group 2.532 10/01/29 489,071
100,000 Providence St. Joseph Health Obligated Group 3.744 10/01/47 80,970
350,000 Providence St. Joseph Health Obligated Group 3.930 10/01/48 275,043
1,000,000 Providence St. Joseph Health Obligated Group 2.700 10/01/51 607,565
785,000 Queen's Health Systems 4.810 07/01/52 760,034
125,000 Quest Diagnostics, Inc 3.500 03/30/25 121,141
225,000 Quest Diagnostics, Inc 3.450 06/01/26 215,069
500,000 Quest Diagnostics, Inc 4.200 06/30/29 488,838
750,000 Quest Diagnostics, Inc 2.950 06/30/30 671,204
500,000 Quest Diagnostics, Inc 2.800 06/30/31 437,165
300,000 Quest Diagnostics, Inc 4.700 03/30/45 271,039
1,500,000 e Rady Children's Hospital-San Diego 3.154 08/15/51 1,085,300
390,000 Rush Obligated Group 3.922 11/15/29 361,597
200,000 RWJ Barnabas Health, Inc 3.949 07/01/46 166,410
1,000,000 Sharp HealthCare 2.680 08/01/50 647,656
1,000,000 Smith & Nephew plc 2.032 10/14/30 810,756
500,000 Spectrum Health System Obligated Group 3.487 07/15/49 385,071
300,000 SSM Health Care Corp 3.688 06/01/23 299,223
400,000 SSM Health Care Corp 3.823 06/01/27 382,874
1,620,000 Stanford Health Care 3.027 08/15/51 1,153,667
475,000 Stryker Corp 1.150 06/15/25 438,792
200,000 Stryker Corp 3.375 11/01/25 192,844
1,600,000 Stryker Corp 3.500 03/15/26 1,551,304
500,000 Stryker Corp 3.650 03/07/28 480,893
600,000 Stryker Corp 1.950 06/15/30 506,139
200,000 Stryker Corp 4.100 04/01/43 173,676
200,000 Stryker Corp 4.375 05/15/44 179,185
550,000 Stryker Corp 4.625 03/15/46 513,961
575,000 Stryker Corp 2.900 06/15/50 406,714
1,500,000 Summa Health 3.511 11/15/51 1,091,881
200,000 Sutter Health 3.695 08/15/28 188,251
1,000,000 Sutter Health 2.294 08/15/30 838,580
500,000 Sutter Health 3.161 08/15/40 383,822
200,000 Sutter Health 4.091 08/15/48 168,121
500,000 Sutter Health 3.361 08/15/50 365,199
1,000,000 Texas Health Resources 2.328 11/15/50 601,448
100,000 Texas Health Resources 4.330 11/15/55 88,613
500,000 Thermo Fisher Scientific, Inc 4.800 11/21/27 511,631
500,000 Thermo Fisher Scientific, Inc 4.950 11/21/32 518,847
450,000 Toledo Hospital 5.750 11/15/38 439,568
2,000,000 Trinity Health Corp 2.632 12/01/40 1,428,632

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 300,000 Trinity Health Corp 4.125% 12/01/45 $ 259,433
185,000 Trinity Health Corp 3.434 12/01/48 150,524
1,000,000 UMass Memorial Health Care Obligated Group 5.363 07/01/52 978,224
500,000 UnitedHealth Group, Inc 3.700 12/15/25 489,195
1,000,000 UnitedHealth Group, Inc 1.250 01/15/26 917,722
3,000,000 e UnitedHealth Group, Inc 1.150 05/15/26 2,727,750
200,000 UnitedHealth Group, Inc 3.450 01/15/27 194,660
1,500,000 e UnitedHealth Group, Inc 3.700 05/15/27 1,467,202
1,700,000 UnitedHealth Group, Inc 2.950 10/15/27 1,605,275
2,375,000 UnitedHealth Group, Inc 3.850 06/15/28 2,320,863
500,000 UnitedHealth Group, Inc 3.875 12/15/28 489,833
1,500,000 UnitedHealth Group, Inc 4.000 05/15/29 1,466,612
1,000,000 UnitedHealth Group, Inc 2.875 08/15/29 916,387
2,200,000 UnitedHealth Group, Inc 2.000 05/15/30 1,880,622
1,750,000 UnitedHealth Group, Inc 2.300 05/15/31 1,499,367
800,000 UnitedHealth Group, Inc 4.200 05/15/32 784,099
150,000 UnitedHealth Group, Inc 5.800 03/15/36 163,710
365,000 UnitedHealth Group, Inc 6.625 11/15/37 428,148
200,000 UnitedHealth Group, Inc 6.875 02/15/38 241,309
275,000 UnitedHealth Group, Inc 3.500 08/15/39 234,037
1,000,000 UnitedHealth Group, Inc 2.750 05/15/40 756,289
3,000,000 UnitedHealth Group, Inc 3.050 05/15/41 2,364,659
300,000 UnitedHealth Group, Inc 4.375 03/15/42 276,352
350,000 UnitedHealth Group, Inc 3.950 10/15/42 305,936
375,000 UnitedHealth Group, Inc 4.250 03/15/43 347,852
800,000 UnitedHealth Group, Inc 4.200 01/15/47 713,230
300,000 UnitedHealth Group, Inc 4.250 04/15/47 267,845
500,000 UnitedHealth Group, Inc 3.750 10/15/47 419,611
1,700,000 UnitedHealth Group, Inc 4.250 06/15/48 1,530,736
1,000,000 UnitedHealth Group, Inc 3.700 08/15/49 815,371
4,000,000 UnitedHealth Group, Inc 2.900 05/15/50 2,833,289
3,000,000 UnitedHealth Group, Inc 3.250 05/15/51 2,253,930
450,000 UnitedHealth Group, Inc 4.750 05/15/52 438,045
1,250,000 UnitedHealth Group, Inc 3.875 08/15/59 1,021,660
1,000,000 UnitedHealth Group, Inc 3.125 05/15/60 699,696
500,000 UnitedHealth Group, Inc 4.950 05/15/62 486,655
1,000,000 Universal Health Services, Inc 1.650 09/01/26 879,826
1,000,000 Universal Health Services, Inc 2.650 01/15/32 780,161
370,000 WakeMed 3.286 10/01/52 263,994
200,000 West Virginia United Health System Obligated Group 3.129 06/01/50 134,684
500,000 Willis-Knighton Medical Center 3.065 03/01/51 329,052
600,000 Zimmer Biomet Holdings, Inc 1.450 11/22/24 567,080
225,000 Zimmer Biomet Holdings, Inc 3.050 01/15/26 214,065
1,500,000 Zimmer Biomet Holdings, Inc 2.600 11/24/31 1,252,856
TOTAL HEALTH CARE EQUIPMENT & SERVICES 267,237,833
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3.150 08/01/27 477,410
250,000 Church & Dwight Co, Inc 2.300 12/15/31 209,775
500,000 Church & Dwight Co, Inc 5.600 11/15/32 536,326
100,000 Church & Dwight Co, Inc 3.950 08/01/47 83,338
725,000 Church & Dwight Co, Inc 5.000 06/15/52 719,556
300,000 Clorox Co 3.100 10/01/27 283,074
500,000 Clorox Co 3.900 05/15/28 486,592
750,000 Clorox Co 4.400 05/01/29 740,947
1,000,000 Clorox Co 1.800 05/15/30 828,673
375,000 Clorox Co 4.600 05/01/32 372,988
300,000 Colgate-Palmolive Co 3.250 03/15/24 295,653
1,000,000 Colgate-Palmolive Co 3.100 08/15/27 964,164
1,000,000 Colgate-Palmolive Co 4.600 03/01/28 1,025,285

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 60,000 Colgate-Palmolive Co 6.450% 06/16/28 $ 65,860
225,000 Colgate-Palmolive Co 3.250 08/15/32 210,716
1,000,000 Colgate-Palmolive Co 4.600 03/01/33 1,038,124
300,000 Colgate-Palmolive Co 4.000 08/15/45 280,990
550,000 Colgate-Palmolive Co 3.700 08/01/47 496,120
125,000 Estee Lauder Cos, Inc 2.000 12/01/24 120,588
450,000 Estee Lauder Cos, Inc 3.150 03/15/27 434,831
200,000 Estee Lauder Cos, Inc 2.375 12/01/29 176,769
100,000 Estee Lauder Cos, Inc 2.600 04/15/30 89,579
1,500,000 Estee Lauder Cos, Inc 1.950 03/15/31 1,258,924
100,000 Estee Lauder Cos, Inc 6.000 05/15/37 112,200
300,000 Estee Lauder Cos, Inc 4.375 06/15/45 278,284
375,000 Estee Lauder Cos, Inc 4.150 03/15/47 339,108
700,000 Estee Lauder Cos, Inc 3.125 12/01/49 536,418
1,000,000 GSK Consumer Healthcare Capital UK plc 3.125 03/24/25 966,521
2,500,000 g Kenvue, Inc 5.050 03/22/28 2,583,738
1,000,000 g Kenvue, Inc 5.000 03/22/30 1,030,071
1,750,000 g Kenvue, Inc 4.900 03/22/33 1,808,059
1,250,000 g Kenvue, Inc 5.100 03/22/43 1,289,736
1,750,000 g Kenvue, Inc 5.050 03/22/53 1,803,541
1,000,000 g Kenvue, Inc 5.200 03/22/63 1,036,088
950,000 Kimberly-Clark Corp 3.050 08/15/25 917,809
200,000 Kimberly-Clark Corp 1.050 09/15/27 175,109
412,000 Kimberly-Clark Corp 3.950 11/01/28 407,538
1,500,000 Kimberly-Clark Corp 3.200 04/25/29 1,415,891
1,500,000 Kimberly-Clark Corp 2.000 11/02/31 1,264,134
500,000 Kimberly-Clark Corp 4.500 02/16/33 507,314
200,000 Kimberly-Clark Corp 6.625 08/01/37 243,540
725,000 Kimberly-Clark Corp 3.200 07/30/46 561,329
200,000 Kimberly-Clark Corp 3.900 05/04/47 174,286
300,000 Kimberly-Clark Corp 2.875 02/07/50 221,194
2,000,000 Procter & Gamble Co 0.550 10/29/25 1,831,923
750,000 Procter & Gamble Co 2.700 02/02/26 725,658
2,000,000 Procter & Gamble Co 1.000 04/23/26 1,829,640
1,750,000 Procter & Gamble Co 2.450 11/03/26 1,657,509
1,500,000 Procter & Gamble Co 3.950 01/26/28 1,506,005
2,000,000 Procter & Gamble Co 3.000 03/25/30 1,875,553
1,150,000 Procter & Gamble Co 1.200 10/29/30 939,623
1,500,000 Procter & Gamble Co 1.950 04/23/31 1,295,323
1,500,000 e Procter & Gamble Co 4.050 01/26/33 1,508,467
1,000,000 Unilever Capital Corp 0.626 08/12/24 945,354
225,000 Unilever Capital Corp 2.000 07/28/26 210,086
1,000,000 Unilever Capital Corp 2.125 09/06/29 872,131
175,000 Unilever Capital Corp 1.375 09/14/30 142,467
200,000 Unilever Capital Corp 1.750 08/12/31 164,313
500,000 Unilever Capital Corp 2.625 08/12/51 345,356
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 44,717,598
INSURANCE - 0.8%
700,000 ACE INA Holdings, Inc 3.150 03/15/25 682,872
2,325,000 ACE INA Holdings, Inc 3.350 05/03/26 2,248,631
150,000 ACE INA Holdings, Inc 4.150 03/13/43 130,552
1,600,000 ACE INA Holdings, Inc 4.350 11/03/45 1,472,881
500,000 Aegon NV 5.500 04/11/48 472,848
325,000 Aetna, Inc 3.500 11/15/24 317,205
440,000 Aetna, Inc 6.625 06/15/36 487,886
350,000 Aetna, Inc 4.500 05/15/42 314,254
500,000 Aetna, Inc 4.125 11/15/42 421,904
1,050,000 Aetna, Inc 3.875 08/15/47 832,823
2,000,000 Aflac, Inc 1.125 03/15/26 1,811,729

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 200,000 Aflac, Inc 2.875% 10/15/26 $ 188,293
375,000 Aflac, Inc 3.600 04/01/30 352,777
200,000 Aflac, Inc 4.000 10/15/46 162,407
500,000 Aflac, Inc 4.750 01/15/49 467,673
1,000,000 Alleghany Corp 3.625 05/15/30 941,754
200,000 Alleghany Corp 4.900 09/15/44 188,487
1,000,000 Alleghany Corp 3.250 08/15/51 727,351
300,000 Allied World Assurance Co Holdings Ltd 4.350 10/29/25 290,717
1,000,000 Allstate Corp 0.750 12/15/25 898,157
275,000 Allstate Corp 3.280 12/15/26 260,962
1,000,000 Allstate Corp 1.450 12/15/30 777,795
600,000 Allstate Corp 5.250 03/30/33 606,626
600,000 Allstate Corp 4.500 06/15/43 542,832
975,000 Allstate Corp 4.200 12/15/46 821,931
250,000 Allstate Corp 3.850 08/10/49 200,008
200,000 Allstate Corp 5.750 08/15/53 194,756
325,000 American Financial Group, Inc 5.250 04/02/30 328,864
400,000 American Financial Group, Inc 4.500 06/15/47 336,358
2,000,000 American International Group, Inc 2.500 06/30/25 1,891,957
1,500,000 American International Group, Inc 5.125 03/27/33 1,491,004
300,000 American International Group, Inc 4.800 07/10/45 272,508
1,500,000 American International Group, Inc 4.750 04/01/48 1,346,295
300,000 American International Group, Inc 5.750 04/01/48 275,190
1,500,000 American International Group, Inc 4.375 06/30/50 1,280,984
200,000 Aon Corp 4.500 12/15/28 195,974
450,000 Aon Corp 3.750 05/02/29 430,034
450,000 Aon Corp 2.800 05/15/30 397,658
1,000,000 Aon Corp 2.050 08/23/31 807,453
1,000,000 Aon Corp 2.600 12/02/31 839,037
500,000 Aon Corp 5.000 09/12/32 502,187
750,000 Aon Corp 5.350 02/28/33 776,855
200,000 Aon Corp 6.250 09/30/40 210,522
1,000,000 Aon Corp 2.900 08/23/51 666,690
500,000 Aon Corp 3.900 02/28/52 403,214
300,000 Aon plc 3.500 06/14/24 294,422
1,450,000 Aon plc 3.875 12/15/25 1,414,257
550,000 Aon plc 4.750 05/15/45 497,013
1,050,000 Arch Capital Group Ltd 4.011 12/15/26 1,022,427
200,000 Arch Capital Group Ltd 5.031 12/15/46 182,172
600,000 Arch Capital Group Ltd 3.635 06/30/50 447,813
300,000 Arch Capital Group US, Inc 5.144 11/01/43 281,334
2,000,000 Arthur J Gallagher & Co 2.400 11/09/31 1,624,295
500,000 Arthur J Gallagher & Co 5.500 03/02/33 510,814
125,000 Arthur J Gallagher & Co 3.500 05/20/51 89,878
1,000,000 Arthur J Gallagher & Co 3.050 03/09/52 649,313
50,000 Assurant, Inc 4.200 09/27/23 49,680
300,000 Assurant, Inc 4.900 03/27/28 294,845
500,000 Assurant, Inc 3.700 02/22/30 434,613
7,000 Assurant, Inc 6.750 02/15/34 7,320
137,000 e Assured Guaranty US Holdings, Inc 5.000 07/01/24 136,714
1,000,000 Assured Guaranty US Holdings, Inc 3.150 06/15/31 857,246
300,000 Assured Guaranty US Holdings, Inc 3.600 09/15/51 207,954
675,000 Athene Holding Ltd 4.125 01/12/28 611,225
500,000 Athene Holding Ltd 6.150 04/03/30 501,696
1,000,000 Athene Holding Ltd 6.650 02/01/33 1,014,999
1,000,000 Athene Holding Ltd 3.950 05/25/51 687,714
1,000,000 Athene Holding Ltd 3.450 05/15/52 632,232
300,000 AXIS Specialty Finance LLC 3.900 07/15/29 282,276
250,000 AXIS Specialty Finance LLC 4.900 01/15/40 201,712
200,000 AXIS Specialty Finance plc 4.000 12/06/27 194,753

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,500,000 e Berkshire Hathaway Finance Corp 2.300% 03/15/27 $ 1,420,167
100,000 Berkshire Hathaway Finance Corp 1.850 03/12/30 85,882
1,500,000 Berkshire Hathaway Finance Corp 1.450 10/15/30 1,231,069
1,000,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 899,283
300,000 Berkshire Hathaway Finance Corp 4.400 05/15/42 286,968
2,175,000 Berkshire Hathaway Finance Corp 4.200 08/15/48 1,982,208
1,725,000 Berkshire Hathaway Finance Corp 4.250 01/15/49 1,590,052
3,000,000 Berkshire Hathaway Finance Corp 2.500 01/15/51 1,930,403
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,254,295
1,000,000 e Brighthouse Financial, Inc 5.625 05/15/30 965,738
236,000 Brighthouse Financial, Inc 4.700 06/22/47 172,404
500,000 Brown & Brown, Inc 4.500 03/15/29 481,699
1,000,000 Brown & Brown, Inc 2.375 03/15/31 799,295
1,000,000 Brown & Brown, Inc 4.200 03/17/32 899,061
500,000 Brown & Brown, Inc 4.950 03/17/52 427,311
450,000 Chubb Corp 6.000 05/11/37 497,801
1,325,000 Chubb INA Holdings, Inc 1.375 09/15/30 1,071,737
425,000 Chubb INA Holdings, Inc 2.850 12/15/51 299,679
1,500,000 Chubb INA Holdings, Inc 3.050 12/15/61 1,011,185
200,000 Cincinnati Financial Corp 6.920 05/15/28 222,228
690,000 CNA Financial Corp 3.950 05/15/24 679,001
200,000 CNA Financial Corp 4.500 03/01/26 198,002
225,000 CNA Financial Corp 3.450 08/15/27 212,710
100,000 CNA Financial Corp 3.900 05/01/29 94,402
1,150,000 CNA Financial Corp 2.050 08/15/30 938,353
500,000 CNO Financial Group, Inc 5.250 05/30/29 483,244
1,000,000 g Corebridge Financial, Inc 3.500 04/04/25 960,587
1,000,000 g Corebridge Financial, Inc 3.650 04/05/27 936,846
1,000,000 g Corebridge Financial, Inc 3.850 04/05/29 912,452
2,000,000 g Corebridge Financial, Inc 3.900 04/05/32 1,730,679
1,000,000 g Corebridge Financial, Inc 4.350 04/05/42 822,258
500,000 g Corebridge Financial, Inc 4.400 04/05/52 391,118
1,000,000 g Corebridge Financial, Inc 6.875 12/15/52 891,450
500,000 Enstar Group Ltd 4.950 06/01/29 469,728
1,000,000 Enstar Group Ltd 3.100 09/01/31 770,239
300,000 Everest Reinsurance Holdings, Inc 4.868 06/01/44 273,288
250,000 Everest Reinsurance Holdings, Inc 3.500 10/15/50 181,437
1,200,000 Everest Reinsurance Holdings, Inc 3.125 10/15/52 809,534
750,000 g F&G Annuities & Life, Inc 7.400 01/13/28 754,568
400,000 Fairfax Financial Holdings Ltd 4.850 04/17/28 389,754
500,000 Fairfax Financial Holdings Ltd 4.625 04/29/30 471,368
1,000,000 Fairfax Financial Holdings Ltd 3.375 03/03/31 841,046
1,000,000 g Fairfax Financial Holdings Ltd 5.625 08/16/32 982,849
300,000 Fidelity National Financial, Inc 4.500 08/15/28 290,375
1,000,000 Fidelity National Financial, Inc 3.400 06/15/30 874,939
500,000 Fidelity National Financial, Inc 2.450 03/15/31 400,673
400,000 Fidelity National Financial, Inc 3.200 09/17/51 249,694
750,000 First American Financial Corp 4.000 05/15/30 677,812
400,000 First American Financial Corp 2.400 08/15/31 309,213
350,000 Globe Life, Inc 2.150 08/15/30 284,555
175,000 Globe Life, Inc 4.800 06/15/32 169,073
200,000 Hanover Insurance Group, Inc 4.500 04/15/26 197,634
1,000,000 Hanover Insurance Group, Inc 2.500 09/01/30 798,258
750,000 Hartford Financial Services Group, Inc 2.800 08/19/29 660,151
400,000 Hartford Financial Services Group, Inc 4.300 04/15/43 337,691
450,000 Hartford Financial Services Group, Inc 4.400 03/15/48 388,543
450,000 Hartford Financial Services Group, Inc 3.600 08/19/49 341,749
475,000 Hartford Financial Services Group, Inc 2.900 09/15/51 319,356
500,000 e Jackson Financial, Inc 5.170 06/08/27 498,397
1,500,000 Jackson Financial, Inc 3.125 11/23/31 1,236,139

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 500,000 e Jackson Financial, Inc 5.670% 06/08/32 $ 493,350
1,000,000 Jackson Financial, Inc 4.000 11/23/51 649,560
200,000 Kemper Corp 4.350 02/15/25 197,368
500,000 Kemper Corp 2.400 09/30/30 401,326
1,000,000 Kemper Corp 3.800 02/23/32 861,154
400,000 Leucadia National Corp 5.500 10/18/23 398,974
175,000 Lincoln National Corp 3.350 03/09/25 166,229
600,000 Lincoln National Corp 3.625 12/12/26 548,747
650,000 Lincoln National Corp 3.050 01/15/30 533,978
1,000,000 Lincoln National Corp 3.400 03/01/32 804,782
150,000 Lincoln National Corp 7.000 06/15/40 160,495
250,000 Lincoln National Corp 4.350 03/01/48 190,133
500,000 e Lincoln National Corp 4.375 06/15/50 377,790
800,000 Loews Corp 3.750 04/01/26 779,549
400,000 Loews Corp 3.200 05/15/30 360,008
200,000 Loews Corp 4.125 05/15/43 169,773
700,000 Manulife Financial Corp 4.150 03/04/26 689,008
1,300,000 Manulife Financial Corp 4.061 02/24/32 1,235,936
1,000,000 Manulife Financial Corp 3.703 03/16/32 919,582
200,000 Manulife Financial Corp 5.375 03/04/46 201,379
200,000 Markel Corp 3.350 09/17/29 180,592
150,000 Markel Corp 5.000 04/05/46 137,705
100,000 Markel Corp 4.300 11/01/47 82,128
750,000 Markel Corp 5.000 05/20/49 688,811
200,000 Markel Corp 4.150 09/17/50 159,212
1,500,000 Markel Corp 3.450 05/07/52 1,057,066
725,000 Marsh & McLennan Cos, Inc 3.875 03/15/24 714,643
1,700,000 Marsh & McLennan Cos, Inc 4.375 03/15/29 1,684,693
450,000 Marsh & McLennan Cos, Inc 2.250 11/15/30 379,786
600,000 Marsh & McLennan Cos, Inc 2.375 12/15/31 496,482
1,000,000 Marsh & McLennan Cos, Inc 5.750 11/01/32 1,073,414
250,000 Marsh & McLennan Cos, Inc 4.750 03/15/39 236,886
100,000 Marsh & McLennan Cos, Inc 4.350 01/30/47 86,533
300,000 Marsh & McLennan Cos, Inc 4.200 03/01/48 257,404
1,200,000 Marsh & McLennan Cos, Inc 4.900 03/15/49 1,145,155
1,000,000 Marsh & McLennan Cos, Inc 2.900 12/15/51 679,242
250,000 Marsh & McLennan Cos, Inc 6.250 11/01/52 281,390
1,000,000 Marsh & McLennan Cos, Inc 5.450 03/15/53 1,029,850
200,000 Mercury General Corp 4.400 03/15/27 193,301
700,000 MetLife, Inc 3.600 04/10/24 688,591
700,000 MetLife, Inc 3.600 11/13/25 684,846
1,000,000 MetLife, Inc 4.550 03/23/30 987,937
675,000 MetLife, Inc 6.375 06/15/34 753,283
1,530,000 MetLife, Inc 5.700 06/15/35 1,618,685
130,000 MetLife, Inc 5.875 02/06/41 135,269
450,000 MetLife, Inc 4.125 08/13/42 376,650
750,000 MetLife, Inc 4.875 11/13/43 702,300
500,000 MetLife, Inc 4.721 12/15/44 456,967
800,000 MetLife, Inc 4.050 03/01/45 669,865
1,650,000 MetLife, Inc 4.600 05/13/46 1,474,383
1,200,000 MetLife, Inc 5.000 07/15/52 1,122,652
1,000,000 MetLife, Inc 5.250 01/15/54 973,510
20,000 Nationwide Financial Services 6.750 05/15/37 18,557
200,000 Old Republic International Corp 4.875 10/01/24 197,273
100,000 Old Republic International Corp 3.875 08/26/26 95,707
1,500,000 Old Republic International Corp 3.850 06/11/51 1,123,287
500,000 PartnerRe Finance B LLC 3.700 07/02/29 466,525
500,000 PartnerRe Finance B LLC 4.500 10/01/50 415,000
725,000 Presbyterian Healthcare Services 4.875 08/01/52 723,301
1,000,000 Primerica, Inc 2.800 11/19/31 839,526

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 200,000 Principal Financial Group, Inc 3.400% 05/15/25 $ 194,121
850,000 Principal Financial Group, Inc 3.100 11/15/26 811,984
100,000 Principal Financial Group, Inc 3.700 05/15/29 93,910
1,000,000 Principal Financial Group, Inc 2.125 06/15/30 834,256
750,000 Principal Financial Group, Inc 5.375 03/15/33 750,432
100,000 Principal Financial Group, Inc 4.625 09/15/42 87,195
200,000 Principal Financial Group, Inc 4.350 05/15/43 166,296
300,000 Principal Financial Group, Inc 4.300 11/15/46 243,080
750,000 Principal Financial Group, Inc 5.500 03/15/53 717,029
650,000 Progressive Corp 2.450 01/15/27 603,400
750,000 Progressive Corp 2.500 03/15/27 691,422
250,000 Progressive Corp 4.000 03/01/29 244,795
100,000 Progressive Corp 3.200 03/26/30 91,770
125,000 e Progressive Corp 3.000 03/15/32 111,684
120,000 Progressive Corp 6.250 12/01/32 134,436
300,000 Progressive Corp 4.350 04/25/44 267,002
300,000 Progressive Corp 3.700 01/26/45 242,327
950,000 Progressive Corp 4.125 04/15/47 835,427
750,000 Progressive Corp 4.200 03/15/48 652,920
100,000 Progressive Corp 3.950 03/26/50 84,097
500,000 Progressive Corp 3.700 03/15/52 399,264
200,000 Prudential Financial, Inc 1.500 03/10/26 182,417
195,000 Prudential Financial, Inc 3.878 03/27/28 188,835
500,000 Prudential Financial, Inc 2.100 03/10/30 426,837
450,000 Prudential Financial, Inc 5.700 12/14/36 477,670
500,000 Prudential Financial, Inc 3.000 03/10/40 378,383
600,000 Prudential Financial, Inc 5.200 03/15/44 570,000
1,700,000 Prudential Financial, Inc 4.600 05/15/44 1,552,733
200,000 Prudential Financial, Inc 5.375 05/15/45 187,898
2,300,000 e Prudential Financial, Inc 4.500 09/15/47 2,057,580
300,000 Prudential Financial, Inc 4.418 03/27/48 257,781
2,400,000 Prudential Financial, Inc 5.700 09/15/48 2,238,000
799,000 Prudential Financial, Inc 3.935 12/07/49 631,988
450,000 Prudential Financial, Inc 4.350 02/25/50 385,071
1,000,000 Prudential Financial, Inc 3.700 03/13/51 756,554
675,000 Prudential Financial, Inc 5.125 03/01/52 594,736
1,000,000 Prudential Financial, Inc 6.000 09/01/52 937,800
1,500,000 Prudential Financial, Inc 6.750 03/01/53 1,458,900
200,000 Prudential Funding Asia plc 3.125 04/14/30 178,597
1,000,000 Prudential Funding Asia plc 3.625 03/24/32 902,845
750,000 Reinsurance Group of America, Inc 3.900 05/15/29 707,033
350,000 Reinsurance Group of America, Inc 3.150 06/15/30 309,665
200,000 RenaissanceRe Finance, Inc 3.700 04/01/25 195,164
200,000 RenaissanceRe Finance, Inc 3.450 07/01/27 190,424
300,000 RenaissanceRe Holdings Ltd 3.600 04/15/29 276,094
1,000,000 Stewart Information Services Corp 3.600 11/15/31 786,254
350,000 Torchmark Corp 4.550 09/15/28 345,857
20,000 Transatlantic Holdings, Inc 8.000 11/30/39 25,489
600,000 Travelers Cos, Inc 5.350 11/01/40 632,907
200,000 Travelers Cos, Inc 4.600 08/01/43 186,279
250,000 Travelers Cos, Inc 4.300 08/25/45 226,460
1,100,000 Travelers Cos, Inc 4.000 05/30/47 943,090
500,000 Travelers Cos, Inc 4.050 03/07/48 434,734
900,000 Travelers Cos, Inc 4.100 03/04/49 777,612
2,000,000 Travelers Cos, Inc 3.050 06/08/51 1,425,594
100,000 Travelers Property Casualty Corp 6.375 03/15/33 114,238
2,000,000 UnitedHealth Group, Inc 5.250 02/15/28 2,079,655
1,500,000 UnitedHealth Group, Inc 4.250 01/15/29 1,488,927
1,000,000 UnitedHealth Group, Inc 5.300 02/15/30 1,053,827
1,500,000 UnitedHealth Group, Inc 5.350 02/15/33 1,594,188

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,500,000 UnitedHealth Group, Inc 4.500% 04/15/33 $ 1,491,369
1,500,000 UnitedHealth Group, Inc 5.875 02/15/53 1,685,991
1,500,000 UnitedHealth Group, Inc 5.050 04/15/53 1,516,190
1,000,000 UnitedHealth Group, Inc 6.050 02/15/63 1,138,542
1,500,000 UnitedHealth Group, Inc 5.200 04/15/63 1,518,724
500,000 Unum Group 4.000 06/15/29 466,232
300,000 Unum Group 5.750 08/15/42 274,937
500,000 Unum Group 4.500 12/15/49 366,291
1,000,000 Unum Group 4.125 06/15/51 713,964
750,000 Verisk Analytics, Inc 5.750 04/01/33 787,317
1,000,000 W R Berkley Corp 3.550 03/30/52 732,082
400,000 W R Berkley Corp 3.150 09/30/61 254,754
425,000 Willis North America, Inc 3.600 05/15/24 418,694
1,000,000 Willis North America, Inc 4.650 06/15/27 983,989
500,000 Willis North America, Inc 4.500 09/15/28 483,814
900,000 Willis North America, Inc 2.950 09/15/29 792,752
300,000 Willis North America, Inc 5.050 09/15/48 260,959
500,000 Willis North America, Inc 3.875 09/15/49 374,720
200,000 WR Berkley Corp 4.750 08/01/44 180,619
650,000 WR Berkley Corp 4.000 05/12/50 523,775
200,000 XLIT Ltd 5.250 12/15/43 198,319
TOTAL INSURANCE 169,961,767
MATERIALS - 0.7%
300,000 Air Products & Chemicals, Inc 3.350 07/31/24 295,143
175,000 Air Products & Chemicals, Inc 1.500 10/15/25 162,786
500,000 Air Products & Chemicals, Inc 1.850 05/15/27 452,073
2,125,000 Air Products & Chemicals, Inc 2.050 05/15/30 1,833,369
125,000 Air Products & Chemicals, Inc 2.700 05/15/40 95,944
1,250,000 Air Products & Chemicals, Inc 2.800 05/15/50 897,213
1,000,000 Air Products and Chemicals, Inc 4.800 03/03/33 1,027,698
750,000 Albemarle Corp 4.650 06/01/27 737,630
1,000,000 Albemarle Corp 5.650 06/01/52 961,092
500,000 Amcor Finance USA, Inc 3.625 04/28/26 481,328
400,000 Amcor Finance USA, Inc 4.500 05/15/28 394,667
2,000,000 Amcor Flexibles North America, Inc 2.690 05/25/31 1,663,779
1,000,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 889,116
375,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 328,021
1,000,000 AptarGroup, Inc 3.600 03/15/32 881,686
1,500,000 ArcelorMittal S.A. 6.550 11/29/27 1,559,930
2,000,000 ArcelorMittal S.A. 6.800 11/29/32 2,097,928
300,000 Avery Dennison Corp 4.875 12/06/28 299,165
500,000 Avery Dennison Corp 2.650 04/30/30 426,958
1,000,000 Avery Dennison Corp 2.250 02/15/32 788,570
1,000,000 Avery Dennison Corp 5.750 03/15/33 1,040,134
100,000 Barrick Australian Finance Pty Ltd 5.950 10/15/39 106,943
1,500,000 Barrick North America Finance LLC 5.750 05/01/43 1,579,521
100,000 Bemis Co, Inc 3.100 09/15/26 94,247
200,000 Bemis Co, Inc 2.630 06/19/30 167,778
1,375,000 Berry Global, Inc 1.570 01/15/26 1,248,239
625,000 Berry Global, Inc 1.650 01/15/27 547,165
825,000 BHP Billiton Finance USA Ltd 4.125 02/24/42 746,311
1,925,000 BHP Billiton Finance USA Ltd 5.000 09/30/43 1,949,598
500,000 Cabot Corp 4.000 07/01/29 465,545
1,000,000 Cabot Corp 5.000 06/30/32 973,331
200,000 Celanese US Holdings LLC 3.500 05/08/24 195,341
1,000,000 Celanese US Holdings LLC 6.050 03/15/25 1,005,740
1,000,000 Celanese US Holdings LLC 1.400 08/05/26 859,652
1,000,000 Celanese US Holdings LLC 6.165 07/15/27 1,005,704
1,000,000 Celanese US Holdings LLC 6.330 07/15/29 1,011,010

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,000,000 e Celanese US Holdings LLC 6.379% 07/15/32 $ 1,013,689
400,000 Celulosa Arauco y Constitucion S.A. 4.500 08/01/24 391,838
375,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 344,062
200,000 Celulosa Arauco y Constitucion S.A. 5.500 11/02/47 175,409
14,000 Dow Chemical Co 4.550 11/30/25 13,796
300,000 Dow Chemical Co 4.800 11/30/28 301,701
81,000 Dow Chemical Co 7.375 11/01/29 93,067
1,000,000 e Dow Chemical Co 2.100 11/15/30 834,318
1,000,000 Dow Chemical Co 6.300 03/15/33 1,087,942
982,000 Dow Chemical Co 4.250 10/01/34 913,320
131,000 Dow Chemical Co 9.400 05/15/39 176,264
275,000 Dow Chemical Co 5.250 11/15/41 266,370
1,200,000 Dow Chemical Co 4.375 11/15/42 1,039,506
400,000 Dow Chemical Co 4.625 10/01/44 356,997
825,000 Dow Chemical Co 5.550 11/30/48 811,140
750,000 Dow Chemical Co 4.800 05/15/49 666,098
1,000,000 Dow Chemical Co 3.600 11/15/50 747,393
500,000 Dow Chemical Co 6.900 05/15/53 576,759
1,600,000 DowDuPont, Inc 4.493 11/15/25 1,597,540
2,300,000 DowDuPont, Inc 4.725 11/15/28 2,321,193
150,000 DowDuPont, Inc 5.319 11/15/38 151,007
2,325,000 DowDuPont, Inc 5.419 11/15/48 2,326,568
1,500,000 Eagle Materials, Inc 2.500 07/01/31 1,228,503
727,000 Eastman Chemical Co 3.800 03/15/25 708,808
700,000 Eastman Chemical Co 4.500 12/01/28 686,592
1,650,000 Eastman Chemical Co 5.750 03/08/33 1,678,235
150,000 Eastman Chemical Co 4.800 09/01/42 133,734
525,000 Eastman Chemical Co 4.650 10/15/44 456,063
750,000 Ecolab, Inc 2.700 11/01/26 710,931
1,000,000 Ecolab, Inc 1.650 02/01/27 906,076
300,000 e Ecolab, Inc 3.250 12/01/27 285,877
1,000,000 Ecolab, Inc 5.250 01/15/28 1,037,186
1,000,000 Ecolab, Inc 1.300 01/30/31 793,154
1,000,000 e Ecolab, Inc 2.125 02/01/32 834,822
150,000 Ecolab, Inc 2.125 08/15/50 89,864
1,000,000 Ecolab, Inc 2.700 12/15/51 664,393
1,370,000 Ecolab, Inc 2.750 08/18/55 876,979
350,000 EI du Pont de Nemours and Co 1.700 07/15/25 328,706
175,000 EI du Pont de Nemours and Co 2.300 07/15/30 150,520
700,000 e Fibria Overseas Finance Ltd 5.500 01/17/27 702,800
500,000 FMC Corp 3.200 10/01/26 472,479
500,000 FMC Corp 3.450 10/01/29 453,013
500,000 FMC Corp 4.500 10/01/49 417,558
1,000,000 Freeport-McMoRan, Inc 4.125 03/01/28 941,560
1,500,000 Freeport-McMoRan, Inc 4.375 08/01/28 1,406,173
1,000,000 Freeport-McMoRan, Inc 5.250 09/01/29 980,548
1,000,000 Freeport-McMoRan, Inc 4.250 03/01/30 925,116
1,000,000 Freeport-McMoRan, Inc 4.625 08/01/30 944,548
750,000 Georgia-Pacific LLC 7.750 11/15/29 881,832
600,000 Huntsman International LLC 4.500 05/01/29 563,423
1,000,000 Huntsman International LLC 2.950 06/15/31 821,461
100,000 International Flavors & Fragrances, Inc 4.450 09/26/28 95,110
200,000 International Flavors & Fragrances, Inc 4.375 06/01/47 155,818
675,000 International Flavors & Fragrances, Inc 5.000 09/26/48 575,540
450,000 International Paper Co 6.000 11/15/41 468,337
390,000 International Paper Co 4.800 06/15/44 356,630
2,425,000 International Paper Co 4.350 08/15/48 2,103,191
1,000,000 Kinross Gold Corp 4.500 07/15/27 969,355
150,000 Lubrizol Corp 6.500 10/01/34 179,334
170,000 LYB International Finance BV 4.000 07/15/23 168,913

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 575,000 LYB International Finance BV 5.250% 07/15/43 $ 527,376
550,000 LYB International Finance BV 4.875 03/15/44 485,449
491,000 LYB International Finance III LLC 1.250 10/01/25 444,632
150,000 LYB International Finance III LLC 2.250 10/01/30 123,934
1,150,000 LYB International Finance III LLC 3.375 10/01/40 851,415
1,000,000 LYB International Finance III LLC 4.200 10/15/49 781,398
750,000 LYB International Finance III LLC 4.200 05/01/50 586,382
1,000,000 LYB International Finance III LLC 3.625 04/01/51 710,797
500,000 LYB International Finance III LLC 3.800 10/01/60 342,508
475,000 LyondellBasell Industries NV 4.625 02/26/55 387,976
200,000 Martin Marietta Materials, Inc 4.250 07/02/24 198,601
200,000 Martin Marietta Materials, Inc 3.450 06/01/27 189,722
325,000 Martin Marietta Materials, Inc 3.500 12/15/27 311,353
250,000 Martin Marietta Materials, Inc 2.500 03/15/30 212,342
1,000,000 Martin Marietta Materials, Inc 2.400 07/15/31 818,870
450,000 Martin Marietta Materials, Inc 4.250 12/15/47 380,939
1,000,000 Martin Marietta Materials, Inc 3.200 07/15/51 706,454
800,000 Mosaic Co 4.050 11/15/27 771,993
300,000 Mosaic Co 5.450 11/15/33 301,580
100,000 Mosaic Co 4.875 11/15/41 89,791
600,000 Mosaic Co 5.625 11/15/43 584,916
250,000 Newmont Corp 2.250 10/01/30 210,017
1,350,000 Newmont Corp 2.600 07/15/32 1,129,931
1,300,000 Newmont Goldcorp Corp 2.800 10/01/29 1,149,558
298,000 Newmont Goldcorp Corp 5.875 04/01/35 314,574
235,000 Newmont Goldcorp Corp 6.250 10/01/39 256,104
975,000 Newmont Goldcorp Corp 4.875 03/15/42 931,651
300,000 Newmont Goldcorp Corp 5.450 06/09/44 299,280
275,000 Nucor Corp 2.000 06/01/25 258,575
500,000 Nucor Corp 4.300 05/23/27 490,902
425,000 Nucor Corp 3.950 05/01/28 408,919
3,150,000 Nucor Corp 2.700 06/01/30 2,759,279
500,000 Nucor Corp 3.125 04/01/32 442,086
1,000,000 Nucor Corp 2.979 12/15/55 665,522
200,000 Nutrien Ltd 3.000 04/01/25 191,967
700,000 Nutrien Ltd 4.000 12/15/26 676,075
550,000 Nutrien Ltd 4.200 04/01/29 529,746
500,000 Nutrien Ltd 2.950 05/13/30 440,135
200,000 Nutrien Ltd 4.125 03/15/35 178,649
200,000 Nutrien Ltd 5.625 12/01/40 199,667
200,000 Nutrien Ltd 4.900 06/01/43 183,578
691,000 Nutrien Ltd 5.250 01/15/45 656,254
1,050,000 Nutrien Ltd 5.000 04/01/49 963,702
300,000 Nutrien Ltd 3.950 05/13/50 237,649
500,000 Owens Corning 4.200 12/01/24 494,869
300,000 Owens Corning 3.400 08/15/26 286,157
500,000 Owens Corning 3.950 08/15/29 471,025
300,000 Owens Corning 3.875 06/01/30 277,695
525,000 Owens Corning 4.300 07/15/47 431,622
350,000 Owens Corning 4.400 01/30/48 292,047
100,000 Packaging Corp of America 3.650 09/15/24 98,368
550,000 Packaging Corp of America 3.400 12/15/27 522,327
100,000 Packaging Corp of America 3.000 12/15/29 89,464
500,000 Packaging Corp of America 4.050 12/15/49 411,072
1,500,000 Packaging Corp of America 3.050 10/01/51 1,027,175
500,000 PPG Industries, Inc 2.400 08/15/24 484,078
250,000 PPG Industries, Inc 1.200 03/15/26 224,086
425,000 PPG Industries, Inc 3.750 03/15/28 408,430
500,000 PPG Industries, Inc 2.550 06/15/30 431,499
300,000 Praxair, Inc 2.650 02/05/25 289,677

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,000,000 Praxair, Inc 3.200% 01/30/26 $ 977,156
725,000 Praxair, Inc 1.100 08/10/30 578,587
625,000 Praxair, Inc 3.550 11/07/42 519,219
225,000 Praxair, Inc 2.000 08/10/50 133,063
500,000 Reliance Steel & Aluminum Co 1.300 08/15/25 459,266
500,000 Reliance Steel & Aluminum Co 2.150 08/15/30 419,764
414,000 Rio Tinto Alcan, Inc 6.125 12/15/33 459,602
350,000 Rio Tinto Finance USA Ltd 5.200 11/02/40 360,189
2,000,000 Rio Tinto Finance USA Ltd 2.750 11/02/51 1,378,765
1,400,000 Rio Tinto Finance USA plc 4.125 08/21/42 1,260,856
100,000 RPM International, Inc 3.750 03/15/27 95,075
300,000 RPM International, Inc 4.550 03/01/29 286,099
1,000,000 RPM International, Inc 2.950 01/15/32 812,253
100,000 RPM International, Inc 5.250 06/01/45 91,142
200,000 RPM International, Inc 4.250 01/15/48 153,666
200,000 Sherwin-Williams Co 3.450 08/01/25 193,810
1,000,000 Sherwin-Williams Co 4.250 08/08/25 988,819
200,000 Sherwin-Williams Co 3.950 01/15/26 194,578
925,000 Sherwin-Williams Co 3.450 06/01/27 885,132
500,000 Sherwin-Williams Co 2.950 08/15/29 448,951
500,000 Sherwin-Williams Co 2.300 05/15/30 424,291
950,000 Sherwin-Williams Co 2.200 03/15/32 765,228
200,000 Sherwin-Williams Co 4.000 12/15/42 163,881
900,000 Sherwin-Williams Co 4.500 06/01/47 793,849
900,000 Sherwin-Williams Co 3.800 08/15/49 699,159
500,000 Sherwin-Williams Co 3.300 05/15/50 353,485
1,000,000 Sherwin-Williams Co 2.900 03/15/52 643,148
650,000 Sonoco Products Co 2.250 02/01/27 589,117
750,000 Sonoco Products Co 3.125 05/01/30 662,423
1,000,000 Sonoco Products Co 2.850 02/01/32 842,508
800,000 Southern Copper Corp 3.875 04/23/25 774,259
100,000 Southern Copper Corp 7.500 07/27/35 116,510
1,180,000 Southern Copper Corp 6.750 04/16/40 1,318,084
2,000,000 Southern Copper Corp 5.875 04/23/45 2,077,800
250,000 Steel Dynamics, Inc 2.800 12/15/24 239,049
100,000 Steel Dynamics, Inc 2.400 06/15/25 94,325
1,000,000 Steel Dynamics, Inc 1.650 10/15/27 858,184
750,000 Steel Dynamics, Inc 3.450 04/15/30 682,247
100,000 Steel Dynamics, Inc 3.250 01/15/31 89,015
500,000 Steel Dynamics, Inc 3.250 10/15/50 349,041
700,000 Suzano Austria GmbH 2.500 09/15/28 595,875
1,900,000 Suzano Austria GmbH 6.000 01/15/29 1,914,250
1,000,000 Suzano Austria GmbH 3.750 01/15/31 870,258
1,500,000 Suzano Austria GmbH 3.125 01/15/32 1,227,401
2,000,000 Teck Resources Ltd 3.900 07/15/30 1,837,311
750,000 Vulcan Materials Co 4.500 04/01/25 744,263
100,000 Vulcan Materials Co 3.900 04/01/27 97,476
275,000 Vulcan Materials Co 3.500 06/01/30 251,316
475,000 Vulcan Materials Co 4.500 06/15/47 421,806
200,000 Vulcan Materials Co 4.700 03/01/48 181,302
200,000 Westlake Chemical Corp 0.875 08/15/24 189,466
500,000 Westlake Chemical Corp 3.600 08/15/26 477,857
1,000,000 Westlake Chemical Corp 3.375 06/15/30 884,868
500,000 Westlake Chemical Corp 2.875 08/15/41 339,204
500,000 Westlake Chemical Corp 5.000 08/15/46 435,077
200,000 Westlake Chemical Corp 4.375 11/15/47 159,531
500,000 Westlake Chemical Corp 3.125 08/15/51 317,780
500,000 Westlake Chemical Corp 3.375 08/15/61 307,888
250,000 WRKCo, Inc 3.000 09/15/24 241,960
425,000 WRKCo, Inc 3.750 03/15/25 412,280

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 525,000 WRKCo, Inc 4.650% 03/15/26 $ 519,806
300,000 WRKCo, Inc 3.375 09/15/27 279,616
325,000 WRKCo, Inc 4.000 03/15/28 310,483
240,000 WRKCo, Inc 3.900 06/01/28 228,318
950,000 WRKCo, Inc 4.900 03/15/29 934,200
685,000 WRKCo, Inc 4.200 06/01/32 630,635
1,400,000 WRKCo, Inc 3.000 06/15/33 1,147,572
750,000 Yamana Gold, Inc 2.630 08/15/31 603,415
TOTAL MATERIALS 141,044,162
MEDIA & ENTERTAINMENT - 1.1%
475,000 Activision Blizzard, Inc 3.400 09/15/26 459,933
300,000 Activision Blizzard, Inc 3.400 06/15/27 286,280
250,000 Activision Blizzard, Inc 1.350 09/15/30 202,508
300,000 Activision Blizzard, Inc 4.500 06/15/47 282,727
1,100,000 Activision Blizzard, Inc 2.500 09/15/50 737,330
1,000,000 AdventHealth Obligated Group 2.795 11/15/51 675,406
675,000 Alphabet, Inc 0.450 08/15/25 619,115
1,250,000 Alphabet, Inc 1.998 08/15/26 1,170,838
1,000,000 Alphabet, Inc 0.800 08/15/27 876,923
850,000 Alphabet, Inc 1.100 08/15/30 695,839
1,000,000 Alphabet, Inc 1.900 08/15/40 700,930
2,800,000 Alphabet, Inc 2.050 08/15/50 1,779,724
1,100,000 Alphabet, Inc 2.250 08/15/60 678,134
1,000,000 American Assets Trust LP 3.375 02/01/31 803,069
2,000,000 Asian Infrastructure Investment Bank 4.000 01/18/28 2,006,784
1,000,000 AstraZeneca Finance LLC 4.875 03/03/28 1,028,798
1,000,000 AstraZeneca Finance LLC 4.900 03/03/30 1,022,832
700,000 e Baidu, Inc 3.875 09/29/23 695,478
525,000 Baidu, Inc 4.375 05/14/24 520,849
200,000 e Baidu, Inc 3.075 04/07/25 192,595
1,000,000 Baidu, Inc 1.720 04/09/26 906,736
500,000 e Baidu, Inc 4.375 03/29/28 484,902
500,000 Baidu, Inc 4.875 11/14/28 495,269
300,000 Baidu, Inc 3.425 04/07/30 272,041
750,000 Baidu, Inc 2.375 10/09/30 618,716
1,000,000 Baidu, Inc 2.375 08/23/31 820,829
1,000,000 Bain Capital Specialty Finance, Inc 2.550 10/13/26 843,910
1,000,000 Blackstone Private Credit Fund 4.700 03/24/25 957,883
1,500,000 g Blackstone Private Credit Fund 7.050 09/29/25 1,479,086
1,800,000 Blackstone Private Credit Fund 2.625 12/15/26 1,511,519
1,000,000 Blackstone Private Credit Fund 3.250 03/15/27 849,050
1,000,000 Blackstone Private Credit Fund 4.000 01/15/29 833,417
500,000 Broadstone Net Lease LLC 2.600 09/15/31 362,361
1,000,000 Cedars-Sinai Health System 2.288 08/15/31 843,805
3,650,000 Charter Communications Operating LLC 4.908 07/23/25 3,613,575
950,000 Charter Communications Operating LLC 3.750 02/15/28 882,152
2,750,000 Charter Communications Operating LLC 4.200 03/15/28 2,602,742
650,000 Charter Communications Operating LLC 2.250 01/15/29 542,099
2,000,000 Charter Communications Operating LLC 2.800 04/01/31 1,609,927
1,500,000 Charter Communications Operating LLC 2.300 02/01/32 1,142,908
500,000 Charter Communications Operating LLC 4.400 04/01/33 443,706
750,000 Charter Communications Operating LLC 6.384 10/23/35 747,162
1,500,000 Charter Communications Operating LLC 5.375 04/01/38 1,307,652
1,500,000 Charter Communications Operating LLC 3.500 06/01/41 1,029,379
1,000,000 Charter Communications Operating LLC 3.500 03/01/42 675,651
1,550,000 Charter Communications Operating LLC 6.484 10/23/45 1,468,463
1,400,000 Charter Communications Operating LLC 5.375 05/01/47 1,155,068
1,375,000 Charter Communications Operating LLC 5.750 04/01/48 1,186,607
1,600,000 Charter Communications Operating LLC 5.125 07/01/49 1,266,501

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,500,000 Charter Communications Operating LLC 4.800% 03/01/50 $ 1,905,483
2,500,000 Charter Communications Operating LLC 3.700 04/01/51 1,599,943
3,000,000 Charter Communications Operating LLC 3.900 06/01/52 1,983,078
1,000,000 Charter Communications Operating LLC 5.250 04/01/53 810,435
2,000,000 Charter Communications Operating LLC 3.850 04/01/61 1,246,972
1,500,000 Charter Communications Operating LLC 4.400 12/01/61 1,024,917
1,000,000 Charter Communications Operating LLC 3.950 06/30/62 633,632
500,000 Charter Communications Operating LLC 5.500 04/01/63 405,740
1,000,000 Cleco Securitization I LLC 4.646 09/01/42 976,421
2,025,000 Comcast Corp 3.700 04/15/24 2,000,842
850,000 Comcast Corp 3.375 02/15/25 832,488
350,000 Comcast Corp 3.375 08/15/25 341,877
1,550,000 Comcast Corp 3.950 10/15/25 1,532,536
1,950,000 Comcast Corp 3.150 03/01/26 1,890,972
1,025,000 Comcast Corp 2.350 01/15/27 954,769
1,450,000 Comcast Corp 3.300 02/01/27 1,398,439
750,000 Comcast Corp 5.350 11/15/27 780,883
900,000 Comcast Corp 3.150 02/15/28 854,092
2,675,000 Comcast Corp 4.150 10/15/28 2,646,178
5,000,000 Comcast Corp 3.400 04/01/30 4,674,668
3,300,000 Comcast Corp 4.250 10/15/30 3,234,093
1,950,000 Comcast Corp 1.950 01/15/31 1,622,580
3,850,000 Comcast Corp 1.500 02/15/31 3,091,482
2,250,000 Comcast Corp 5.500 11/15/32 2,399,355
1,925,000 Comcast Corp 4.250 01/15/33 1,874,962
2,000,000 e Comcast Corp 4.650 02/15/33 2,010,194
150,000 Comcast Corp 7.050 03/15/33 177,798
200,000 Comcast Corp 4.200 08/15/34 191,471
500,000 Comcast Corp 4.400 08/15/35 483,744
36,000 Comcast Corp 6.500 11/15/35 41,352
3,475,000 Comcast Corp 3.200 07/15/36 2,927,599
3,150,000 Comcast Corp 3.900 03/01/38 2,819,537
1,000,000 Comcast Corp 3.250 11/01/39 811,647
3,800,000 Comcast Corp 3.750 04/01/40 3,261,906
1,275,000 Comcast Corp 3.400 07/15/46 988,819
631,000 Comcast Corp 3.969 11/01/47 530,434
1,500,000 Comcast Corp 4.000 03/01/48 1,269,133
1,407,000 Comcast Corp 3.999 11/01/49 1,181,203
2,525,000 Comcast Corp 3.450 02/01/50 1,950,139
425,000 Comcast Corp 2.800 01/15/51 287,011
2,237,000 Comcast Corp 2.887 11/01/51 1,527,198
1,050,000 Comcast Corp 2.450 08/15/52 656,053
2,708,000 Comcast Corp 2.937 11/01/56 1,802,590
850,000 Comcast Corp 2.650 08/15/62 517,911
6,758,000 Comcast Corp 2.987 11/01/63 4,381,767
200,000 Discovery Communications LLC 3.900 11/15/24 194,363
350,000 Discovery Communications LLC 3.450 03/15/25 336,110
200,000 Discovery Communications LLC 3.950 06/15/25 193,026
500,000 Discovery Communications LLC 4.900 03/11/26 496,206
2,275,000 Discovery Communications LLC 3.950 03/20/28 2,133,011
1,000,000 Discovery Communications LLC 4.125 05/15/29 931,435
250,000 Discovery Communications LLC 3.625 05/15/30 221,701
1,400,000 Discovery Communications LLC 5.200 09/20/47 1,159,859
1,400,000 Discovery Communications LLC 5.300 05/15/49 1,167,473
500,000 Discovery Communications LLC 4.650 05/15/50 382,451
1,175,000 Discovery Communications LLC 4.000 09/15/55 779,206
1,000,000 Electronic Arts, Inc 1.850 02/15/31 824,861
1,000,000 Electronic Arts, Inc 2.950 02/15/51 688,305
500,000 Fox Corp 3.050 04/07/25 480,892
2,250,000 Fox Corp 4.709 01/25/29 2,230,179

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 500,000 Fox Corp 3.500% 04/08/30 $ 457,078
1,500,000 Fox Corp 5.476 01/25/39 1,436,185
650,000 Fox Corp 5.576 01/25/49 621,087
3,000,000 g GE Healthcare Holding LLC 5.650 11/15/27 3,100,860
1,000,000 g GE Healthcare Holding LLC 5.857 03/15/30 1,046,194
1,500,000 g GE Healthcare Holding LLC 5.905 11/22/32 1,597,235
1,500,000 g GE Healthcare Holding LLC 6.377 11/22/52 1,677,055
200,000 Grupo Televisa SAB 4.625 01/30/26 195,566
1,100,000 Grupo Televisa SAB 5.000 05/13/45 985,263
700,000 Grupo Televisa SAB 6.125 01/31/46 709,892
500,000 Grupo Televisa SAB 5.250 05/24/49 469,814
1,900,000 GSK Consumer Healthcare Capital US LLC 3.375 03/24/27 1,801,375
725,000 GSK Consumer Healthcare Capital US LLC 3.375 03/24/29 668,861
1,500,000 GSK Consumer Healthcare Capital US LLC 3.625 03/24/32 1,362,291
1,000,000 GSK Consumer Healthcare Capital US LLC 4.000 03/24/52 829,481
100,000 Interpublic Group of Cos, Inc 4.200 04/15/24 98,443
350,000 Interpublic Group of Cos, Inc 4.650 10/01/28 343,393
500,000 Interpublic Group of Cos, Inc 4.750 03/30/30 490,983
1,000,000 Interpublic Group of Cos, Inc 2.400 03/01/31 829,930
1,000,000 Interpublic Group of Cos, Inc 3.375 03/01/41 752,177
400,000 Interpublic Group of Cos, Inc 5.400 10/01/48 384,960
445,000 Iowa Health System 3.665 02/15/50 339,433
2,000,000 g Magallanes, Inc 3.638 03/15/25 1,931,872
7,000,000 g Magallanes, Inc 3.755 03/15/27 6,592,098
3,325,000 g Magallanes, Inc 4.054 03/15/29 3,092,694
2,625,000 g Magallanes, Inc 4.279 03/15/32 2,343,592
2,750,000 g Magallanes, Inc 5.050 03/15/42 2,300,195
2,850,000 g Magallanes, Inc 5.141 03/15/52 2,309,165
2,975,000 g Magallanes, Inc 5.391 03/15/62 2,404,744
135,000 MedStar Health, Inc 3.626 08/15/49 98,279
1,000,000 Morgan Stanley Direct Lending Fund 4.500 02/11/27 938,191
870,000 NBC Universal Media LLC 4.450 01/15/43 794,895
1,000,000 Northwestern Memorial Healthcare Obligated Group 2.633 07/15/51 649,114
425,000 Omnicom Group, Inc 3.650 11/01/24 416,440
1,050,000 Omnicom Group, Inc 3.600 04/15/26 1,018,893
750,000 Omnicom Group, Inc 2.450 04/30/30 643,866
325,000 Omnicom Group, Inc 4.200 06/01/30 312,463
700,000 e Omnicom Group, Inc 2.600 08/01/31 594,457
1,000,000 Owl Rock Capital Corp III 3.125 04/13/27 839,734
1,000,000 Owl Rock Technology Finance Corp 2.500 01/15/27 828,980
200,000 e Paramount Global 3.375 02/15/28 181,206
500,000 PG&E Recovery Funding LLC 5.256 01/15/38 520,819
500,000 PG&E Recovery Funding LLC 5.536 07/15/47 530,458
1,000,000 Phillips Edison Grocery Center Operating Partnership
I LP
2.625 11/15/31 749,645
1,000,000 Rayonier LP 2.750 05/17/31 824,218
500,000 Rexford Industrial Realty LP 5.000 06/15/28 493,278
1,000,000 Rexford Industrial Realty LP 2.125 12/01/30 802,769
625,000 S&P Global, Inc 2.450 03/01/27 586,140
1,000,000 S&P Global, Inc 2.700 03/01/29 909,761
1,000,000 S&P Global, Inc 2.900 03/01/32 892,758
1,000,000 S&P Global, Inc 3.700 03/01/52 820,282
1,000,000 S&P Global, Inc 3.900 03/01/62 829,908
1,000,000 Safehold Operating Partnership LP 2.800 06/15/31 780,831
425,000 Sentara Healthcare 2.927 11/01/51 298,144
1,000,000 STERIS Irish FinCo UnLtd Co 2.700 03/15/31 836,939
1,000,000 STERIS Irish FinCo UnLtd Co 3.750 03/15/51 735,194
500,000 Sun Communities Operating LP 5.700 01/15/33 500,328
1,000,000 Take-Two Interactive Software, Inc 3.550 04/14/25 974,032
375,000 Take-Two Interactive Software, Inc 3.700 04/14/27 362,677

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,000,000 Take-Two Interactive Software, Inc 4.000% 04/14/32 $ 918,784
500,000 Tencent Music Entertainment Group 1.375 09/03/25 456,316
750,000 Tencent Music Entertainment Group 2.000 09/03/30 593,729
1,075,000 Time Warner Cable LLC 6.550 05/01/37 1,059,620
400,000 Time Warner Cable LLC 7.300 07/01/38 415,057
500,000 Time Warner Cable LLC 6.750 06/15/39 492,473
890,000 Time Warner Cable LLC 5.875 11/15/40 806,637
475,000 Time Warner Cable LLC 5.500 09/01/41 410,421
2,875,000 Time Warner Cable LLC 4.500 09/15/42 2,207,863
300,000 Time Warner Entertainment Co LP 8.375 07/15/33 341,612
800,000 ViacomCBS, Inc 4.000 01/15/26 773,678
650,000 ViacomCBS, Inc 2.900 01/15/27 592,185
1,300,000 ViacomCBS, Inc 3.700 06/01/28 1,180,620
500,000 ViacomCBS, Inc 4.200 06/01/29 459,699
500,000 ViacomCBS, Inc 7.875 07/30/30 547,192
1,000,000 e ViacomCBS, Inc 4.950 01/15/31 922,622
1,500,000 e ViacomCBS, Inc 4.200 05/19/32 1,286,646
150,000 ViacomCBS, Inc 6.875 04/30/36 152,431
200,000 ViacomCBS, Inc 4.850 07/01/42 153,172
2,179,000 ViacomCBS, Inc 4.375 03/15/43 1,548,412
625,000 ViacomCBS, Inc 5.850 09/01/43 540,191
200,000 ViacomCBS, Inc 4.900 08/15/44 150,150
800,000 ViacomCBS, Inc 4.600 01/15/45 581,814
1,000,000 ViacomCBS, Inc 4.950 05/19/50 748,482
875,000 Walt Disney Co 3.150 09/17/25 846,045
700,000 Walt Disney Co 3.700 10/15/25 688,649
8,000,000 Walt Disney Co 1.750 01/13/26 7,498,487
500,000 Walt Disney Co 3.000 02/13/26 483,264
475,000 Walt Disney Co 1.850 07/30/26 438,516
1,500,000 e Walt Disney Co 2.950 06/15/27 1,424,886
2,000,000 Walt Disney Co 2.200 01/13/28 1,836,859
425,000 Walt Disney Co 2.000 09/01/29 368,870
500,000 Walt Disney Co 3.800 03/22/30 482,051
2,000,000 Walt Disney Co 2.650 01/13/31 1,767,141
229,000 Walt Disney Co 6.400 12/15/35 263,347
325,000 Walt Disney Co 6.650 11/15/37 385,637
1,000,000 Walt Disney Co 3.500 05/13/40 850,055
1,425,000 Walt Disney Co 6.150 02/15/41 1,598,738
100,000 Walt Disney Co 4.375 08/16/41 92,949
200,000 Walt Disney Co 3.700 12/01/42 169,409
225,000 Walt Disney Co 5.400 10/01/43 237,101
1,275,000 Walt Disney Co 4.125 06/01/44 1,149,841
500,000 Walt Disney Co 4.750 09/15/44 486,691
300,000 Walt Disney Co 4.950 10/15/45 297,307
100,000 Walt Disney Co 3.000 07/30/46 73,477
700,000 Walt Disney Co 4.750 11/15/46 674,905
1,600,000 Walt Disney Co 2.750 09/01/49 1,112,769
3,000,000 Walt Disney Co 4.700 03/23/50 2,932,784
2,000,000 Walt Disney Co 3.600 01/13/51 1,625,056
1,000,000 Walt Disney Co 3.800 05/13/60 821,002
1,000,000 Warnermedia Holdings, Inc 6.412 03/15/26 1,005,049
375,000 Weibo Corp 3.500 07/05/24 364,915
900,000 Weibo Corp 3.375 07/08/30 732,284
1,500,000 WPP Finance 2010 3.750 09/19/24 1,464,061
TOTAL MEDIA & ENTERTAINMENT 237,591,195
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
3,350,000 AbbVie, Inc 3.800 03/15/25 3,295,358
1,575,000 AbbVie, Inc 3.600 05/14/25 1,544,935
4,150,000 AbbVie, Inc 3.200 05/14/26 4,006,913

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 4,000,000 AbbVie, Inc 2.950% 11/21/26 $ 3,805,951
6,750,000 AbbVie, Inc 3.200 11/21/29 6,264,132
2,250,000 AbbVie, Inc 4.550 03/15/35 2,199,975
1,925,000 AbbVie, Inc 4.500 05/14/35 1,866,000
675,000 AbbVie, Inc 4.300 05/14/36 634,476
3,300,000 AbbVie, Inc 4.050 11/21/39 2,947,672
2,175,000 AbbVie, Inc 4.400 11/06/42 1,987,881
1,625,000 AbbVie, Inc 4.850 06/15/44 1,556,088
1,310,000 AbbVie, Inc 4.750 03/15/45 1,235,988
925,000 AbbVie, Inc 4.700 05/14/45 866,750
1,350,000 AbbVie, Inc 4.450 05/14/46 1,221,497
1,150,000 AbbVie, Inc 4.875 11/14/48 1,107,160
4,975,000 AbbVie, Inc 4.250 11/21/49 4,390,316
200,000 Agilent Technologies, Inc 3.050 09/22/26 188,626
500,000 Agilent Technologies, Inc 2.750 09/15/29 447,307
1,000,000 Agilent Technologies, Inc 2.100 06/04/30 835,717
1,000,000 Agilent Technologies, Inc 2.300 03/12/31 838,147
950,000 Amgen, Inc 3.625 05/22/24 936,553
775,000 Amgen, Inc 3.125 05/01/25 751,600
1,225,000 Amgen, Inc 2.600 08/19/26 1,153,579
3,250,000 Amgen, Inc 2.200 02/21/27 2,994,401
775,000 Amgen, Inc 3.200 11/02/27 732,719
5,000,000 Amgen, Inc 5.150 03/02/28 5,105,106
1,500,000 Amgen, Inc 1.650 08/15/28 1,302,526
1,000,000 Amgen, Inc 4.050 08/18/29 964,828
1,000,000 Amgen, Inc 2.450 02/21/30 871,833
1,175,000 Amgen, Inc 5.250 03/02/30 1,201,769
500,000 Amgen, Inc 2.300 02/25/31 420,800
850,000 Amgen, Inc 3.350 02/22/32 767,128
1,000,000 Amgen, Inc 4.200 03/01/33 958,526
2,300,000 Amgen, Inc 5.250 03/02/33 2,363,018
1,325,000 Amgen, Inc 3.150 02/21/40 1,039,315
1,500,000 Amgen, Inc 2.800 08/15/41 1,094,955
126,000 Amgen, Inc 5.150 11/15/41 122,512
1,900,000 Amgen, Inc 5.600 03/02/43 1,957,569
2,675,000 Amgen, Inc 4.400 05/01/45 2,361,933
2,128,000 Amgen, Inc 4.563 06/15/48 1,926,427
2,575,000 Amgen, Inc 3.375 02/21/50 1,934,755
2,447,000 Amgen, Inc 4.663 06/15/51 2,223,693
1,000,000 Amgen, Inc 3.000 01/15/52 684,812
1,000,000 Amgen, Inc 4.200 02/22/52 848,437
1,000,000 Amgen, Inc 4.875 03/01/53 935,914
1,450,000 Amgen, Inc 5.650 03/02/53 1,509,017
172,000 Amgen, Inc 2.770 09/01/53 109,959
1,000,000 Amgen, Inc 4.400 02/22/62 844,662
1,250,000 Amgen, Inc 5.750 03/02/63 1,297,043
2,000,000 AstraZeneca Finance LLC 1.200 05/28/26 1,821,307
2,000,000 AstraZeneca Finance LLC 1.750 05/28/28 1,774,689
350,000 AstraZeneca plc 3.375 11/16/25 342,179
1,000,000 AstraZeneca plc 0.700 04/08/26 899,936
950,000 AstraZeneca plc 3.125 06/12/27 905,919
1,700,000 AstraZeneca plc 4.000 01/17/29 1,672,644
1,000,000 AstraZeneca plc 1.375 08/06/30 815,185
1,900,000 AstraZeneca plc 6.450 09/15/37 2,241,290
625,000 AstraZeneca plc 4.000 09/18/42 569,079
500,000 AstraZeneca plc 4.375 11/16/45 480,496
750,000 AstraZeneca plc 4.375 08/17/48 712,138
600,000 AstraZeneca plc 2.125 08/06/50 378,029
1,500,000 AstraZeneca plc 3.000 05/28/51 1,140,379
449,000 Baxalta, Inc 4.000 06/23/25 439,750

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 149,000 Baxalta, Inc 5.250% 06/23/45 $ 146,023
875,000 Biogen, Inc 4.050 09/15/25 855,096
1,800,000 Biogen, Inc 2.250 05/01/30 1,515,492
1,375,000 Biogen, Inc 3.150 05/01/50 956,922
1,346,000 Biogen, Inc 3.250 02/15/51 952,990
5,350,000 Bristol-Myers Squibb Co 2.900 07/26/24 5,244,646
2,000,000 Bristol-Myers Squibb Co 0.750 11/13/25 1,826,762
1,000,000 Bristol-Myers Squibb Co 1.125 11/13/27 876,298
1,275,000 Bristol-Myers Squibb Co 3.900 02/20/28 1,250,560
874,000 Bristol-Myers Squibb Co 3.400 07/26/29 831,440
1,150,000 Bristol-Myers Squibb Co 1.450 11/13/30 938,478
1,400,000 Bristol-Myers Squibb Co 2.950 03/15/32 1,262,092
1,700,000 Bristol-Myers Squibb Co 4.125 06/15/39 1,582,426
125,000 Bristol-Myers Squibb Co 2.350 11/13/40 90,064
375,000 Bristol-Myers Squibb Co 3.550 03/15/42 318,938
650,000 Bristol-Myers Squibb Co 3.250 08/01/42 518,705
500,000 Bristol-Myers Squibb Co 4.350 11/15/47 464,978
1,786,000 Bristol-Myers Squibb Co 4.550 02/20/48 1,687,539
2,400,000 Bristol-Myers Squibb Co 4.250 10/26/49 2,176,065
1,500,000 Bristol-Myers Squibb Co 2.550 11/13/50 1,003,576
2,075,000 Bristol-Myers Squibb Co 3.700 03/15/52 1,731,868
1,000,000 Bristol-Myers Squibb Co 3.900 03/15/62 829,205
200,000 Danaher Corp 3.350 09/15/25 195,692
200,000 Danaher Corp 4.375 09/15/45 185,963
400,000 Danaher Corp 2.600 10/01/50 273,351
750,000 Danaher Corp 2.800 12/10/51 523,121
975,000 Eli Lilly & Co 2.750 06/01/25 943,493
950,000 Eli Lilly & Co 3.100 05/15/27 912,308
850,000 Eli Lilly & Co 4.700 02/27/33 871,478
1,300,000 Eli Lilly & Co 2.250 05/15/50 859,637
550,000 Eli Lilly & Co 4.875 02/27/53 568,704
750,000 Eli Lilly & Co 2.500 09/15/60 479,748
425,000 Eli Lilly & Co 4.950 02/27/63 437,281
575,000 Gilead Sciences, Inc 3.500 02/01/25 563,492
1,125,000 Gilead Sciences, Inc 3.650 03/01/26 1,101,239
525,000 Gilead Sciences, Inc 2.950 03/01/27 499,533
5,815,000 Gilead Sciences, Inc 1.650 10/01/30 4,786,709
450,000 Gilead Sciences, Inc 4.600 09/01/35 445,659
1,300,000 Gilead Sciences, Inc 4.000 09/01/36 1,202,263
325,000 Gilead Sciences, Inc 2.600 10/01/40 239,659
250,000 Gilead Sciences, Inc 5.650 12/01/41 270,421
1,025,000 Gilead Sciences, Inc 4.800 04/01/44 993,770
950,000 Gilead Sciences, Inc 4.500 02/01/45 884,154
925,000 Gilead Sciences, Inc 4.750 03/01/46 889,364
1,525,000 Gilead Sciences, Inc 4.150 03/01/47 1,340,891
2,600,000 Gilead Sciences, Inc 2.800 10/01/50 1,795,019
2,900,000 GlaxoSmithKline Capital plc 3.375 06/01/29 2,753,575
950,000 GlaxoSmithKline Capital, Inc 3.625 05/15/25 936,339
925,000 GlaxoSmithKline Capital, Inc 3.875 05/15/28 907,356
350,000 GlaxoSmithKline Capital, Inc 5.375 04/15/34 372,978
1,243,000 GlaxoSmithKline Capital, Inc 6.375 05/15/38 1,466,177
850,000 GlaxoSmithKline Capital, Inc 4.200 03/18/43 768,472
1,500,000 Illumina, Inc 2.550 03/23/31 1,239,549
2,000,000 Johnson & Johnson 0.550 09/01/25 1,838,717
1,000,000 Johnson & Johnson 2.450 03/01/26 960,759
2,000,000 Johnson & Johnson 0.950 09/01/27 1,770,644
2,000,000 Johnson & Johnson 1.300 09/01/30 1,674,040
1,000,000 Johnson & Johnson 4.375 12/05/33 1,026,639
250,000 Johnson & Johnson 3.550 03/01/36 231,753
450,000 Johnson & Johnson 3.625 03/03/37 416,091

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 250,000 Johnson & Johnson 5.950% 08/15/37 $ 291,492
675,000 Johnson & Johnson 3.400 01/15/38 606,418
375,000 Johnson & Johnson 5.850 07/15/38 433,493
1,000,000 Johnson & Johnson 2.100 09/01/40 725,233
300,000 Johnson & Johnson 4.500 12/05/43 298,354
1,200,000 Johnson & Johnson 3.700 03/01/46 1,074,571
1,625,000 Johnson & Johnson 3.750 03/03/47 1,462,139
2,100,000 Johnson & Johnson 3.500 01/15/48 1,831,934
1,500,000 Johnson & Johnson 2.250 09/01/50 1,010,779
1,000,000 Johnson & Johnson 2.450 09/01/60 658,671
1,450,000 Merck & Co, Inc 2.750 02/10/25 1,417,176
2,875,000 Merck & Co, Inc 0.750 02/24/26 2,632,346
2,000,000 Merck & Co, Inc 1.700 06/10/27 1,817,137
1,500,000 Merck & Co, Inc 1.900 12/10/28 1,330,049
3,175,000 Merck & Co, Inc 1.450 06/24/30 2,624,668
1,150,000 Merck & Co, Inc 2.150 12/10/31 973,577
1,475,000 Merck & Co, Inc 3.900 03/07/39 1,351,724
425,000 Merck & Co, Inc 2.350 06/24/40 312,803
100,000 Merck & Co, Inc 3.600 09/15/42 86,063
925,000 Merck & Co, Inc 4.150 05/18/43 865,974
1,825,000 Merck & Co, Inc 3.700 02/10/45 1,587,017
1,600,000 Merck & Co, Inc 4.000 03/07/49 1,439,596
375,000 Merck & Co, Inc 2.450 06/24/50 252,645
625,000 Merck & Co, Inc 2.750 12/10/51 442,386
1,100,000 Merck & Co, Inc 2.900 12/10/61 753,185
2,800,000 Mylan NV 3.950 06/15/26 2,666,823
750,000 Mylan NV 5.250 06/15/46 594,887
500,000 Mylan, Inc 4.550 04/15/28 479,601
700,000 Mylan, Inc 5.200 04/15/48 551,839
725,000 Novartis Capital Corp 3.000 11/20/25 702,103
3,500,000 Novartis Capital Corp 2.000 02/14/27 3,228,653
2,300,000 Novartis Capital Corp 3.100 05/17/27 2,213,352
1,000,000 Novartis Capital Corp 2.200 08/14/30 876,100
400,000 Novartis Capital Corp 3.700 09/21/42 354,534
1,025,000 Novartis Capital Corp 4.400 05/06/44 1,008,656
1,000,000 Novartis Capital Corp 4.000 11/20/45 919,179
750,000 e Novartis Capital Corp 2.750 08/14/50 554,825
500,000 PerkinElmer, Inc 3.300 09/15/29 446,218
1,000,000 PerkinElmer, Inc 2.550 03/15/31 826,909
300,000 PerkinElmer, Inc 2.250 09/15/31 240,220
1,000,000 PerkinElmer, Inc 3.625 03/15/51 731,932
1,175,000 Pfizer, Inc 3.400 05/15/24 1,159,060
3,000,000 Pfizer, Inc 0.800 05/28/25 2,782,589
350,000 Pfizer, Inc 2.750 06/03/26 335,370
2,850,000 Pfizer, Inc 3.000 12/15/26 2,744,264
950,000 Pfizer, Inc 3.600 09/15/28 930,766
1,550,000 Pfizer, Inc 3.450 03/15/29 1,498,055
1,500,000 Pfizer, Inc 1.750 08/18/31 1,237,317
425,000 Pfizer, Inc 4.000 12/15/36 408,612
500,000 Pfizer, Inc 4.100 09/15/38 469,726
875,000 Pfizer, Inc 3.900 03/15/39 794,495
350,000 Pfizer, Inc 7.200 03/15/39 440,621
1,250,000 Pfizer, Inc 2.550 05/28/40 939,306
625,000 Pfizer, Inc 4.300 06/15/43 590,169
1,100,000 Pfizer, Inc 4.400 05/15/44 1,059,937
1,875,000 Pfizer, Inc 4.125 12/15/46 1,722,069
1,200,000 Pfizer, Inc 4.200 09/15/48 1,112,744
2,100,000 Pfizer, Inc 4.000 03/15/49 1,903,421
1,000,000 Pfizer, Inc 2.700 05/28/50 714,595
1,000,000 Regeneron Pharmaceuticals, Inc 1.750 09/15/30 809,255

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 500,000 Regeneron Pharmaceuticals, Inc 2.800% 09/15/50 $ 333,475
1,000,000 Royalty Pharma plc 0.750 09/02/23 975,059
1,000,000 Royalty Pharma plc 1.200 09/02/25 906,645
375,000 Royalty Pharma plc 2.200 09/02/30 306,307
1,000,000 Royalty Pharma plc 3.300 09/02/40 724,654
1,000,000 Royalty Pharma plc 3.550 09/02/50 689,331
1,000,000 Royalty Pharma plc 3.350 09/02/51 658,694
500,000 Sanofi 3.625 06/19/28 488,126
2,100,000 Takeda Pharmaceutical Co Ltd 5.000 11/26/28 2,122,629
700,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 591,076
2,050,000 Takeda Pharmaceutical Co Ltd 3.025 07/09/40 1,563,942
1,150,000 Takeda Pharmaceutical Co Ltd 3.175 07/09/50 821,417
1,000,000 Takeda Pharmaceutical Co Ltd 3.375 07/09/60 705,730
3,000,000 Thermo Fisher Scientific, Inc 1.215 10/18/24 2,847,453
1,000,000 Thermo Fisher Scientific, Inc 1.750 10/15/28 878,630
1,500,000 Thermo Fisher Scientific, Inc 2.600 10/01/29 1,352,717
275,000 Thermo Fisher Scientific, Inc 2.000 10/15/31 229,216
1,500,000 Thermo Fisher Scientific, Inc 2.800 10/15/41 1,140,914
200,000 Thermo Fisher Scientific, Inc 5.300 02/01/44 208,737
200,000 Thermo Fisher Scientific, Inc 4.100 08/15/47 181,861
1,000,000 Viatris, Inc 1.650 06/22/25 916,996
400,000 Viatris, Inc 2.300 06/22/27 350,547
375,000 Viatris, Inc 2.700 06/22/30 304,789
600,000 Viatris, Inc 3.850 06/22/40 420,941
1,950,000 Viatris, Inc 4.000 06/22/50 1,282,176
150,000 Wyeth LLC 6.500 02/01/34 172,485
275,000 Wyeth LLC 5.950 04/01/37 308,701
300,000 Zoetis, Inc 4.500 11/13/25 298,378
425,000 Zoetis, Inc 3.000 09/12/27 400,584
500,000 Zoetis, Inc 3.900 08/20/28 486,436
2,000,000 Zoetis, Inc 5.600 11/16/32 2,132,952
900,000 Zoetis, Inc 4.700 02/01/43 840,624
650,000 Zoetis, Inc 3.950 09/12/47 543,572
200,000 Zoetis, Inc 4.450 08/20/48 181,912
375,000 Zoetis, Inc 3.000 05/15/50 267,893
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 250,498,730
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 4.875 03/01/26 492,084
1,000,000 CBRE Services, Inc 2.500 04/01/31 796,168
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,288,252
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
500,000 Advanced Micro Devices, Inc 3.924 06/01/32 480,137
500,000 Advanced Micro Devices, Inc 4.393 06/01/52 465,780
250,000 Analog Devices, Inc 2.950 04/01/25 241,620
1,175,000 Analog Devices, Inc 3.500 12/05/26 1,140,606
400,000 g Analog Devices, Inc 3.450 06/15/27 386,742
1,000,000 Analog Devices, Inc 1.700 10/01/28 869,623
600,000 Analog Devices, Inc 2.100 10/01/31 505,223
300,000 Analog Devices, Inc 2.800 10/01/41 229,022
1,000,000 Analog Devices, Inc 2.950 10/01/51 732,698
1,000,000 Applied Materials, Inc 3.300 04/01/27 965,418
950,000 e Applied Materials, Inc 1.750 06/01/30 797,966
250,000 Applied Materials, Inc 5.100 10/01/35 261,454
100,000 Applied Materials, Inc 5.850 06/15/41 111,316
1,200,000 Applied Materials, Inc 4.350 04/01/47 1,128,041
775,000 e Applied Materials, Inc 2.750 06/01/50 553,316
2,000,000 g Broadcom, Inc 1.950 02/15/28 1,739,829
300,000 g Broadcom, Inc 4.000 04/15/29 280,627

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 343,000 Broadcom, Inc 4.150% 11/15/30 $ 318,102
1,500,000 g Broadcom, Inc 2.450 02/15/31 1,228,078
625,000 g Broadcom, Inc 4.150 04/15/32 569,491
1,500,000 Broadcom, Inc 4.300 11/15/32 1,382,013
1,500,000 g Broadcom, Inc 2.600 02/15/33 1,176,270
5,883,000 g Broadcom, Inc 3.419 04/15/33 4,922,362
2,522,000 g Broadcom, Inc 3.469 04/15/34 2,071,273
6,327,000 g Broadcom, Inc 3.137 11/15/35 4,865,838
4,043,000 g Broadcom, Inc 3.187 11/15/36 3,063,856
3,336,000 g Broadcom, Inc 4.926 05/15/37 3,033,708
850,000 g Broadcom, Inc 3.500 02/15/41 641,152
3,000,000 g Broadcom, Inc 3.750 02/15/51 2,209,364
2,050,000 Intel Corp 3.700 07/29/25 2,020,983
2,480,000 Intel Corp 2.600 05/19/26 2,355,516
1,000,000 Intel Corp 3.750 08/05/27 977,071
2,000,000 Intel Corp 4.875 02/10/28 2,032,156
1,500,000 Intel Corp 1.600 08/12/28 1,310,770
1,000,000 Intel Corp 4.000 08/05/29 972,954
2,500,000 Intel Corp 2.450 11/15/29 2,201,639
1,000,000 Intel Corp 5.125 02/10/30 1,018,457
1,500,000 Intel Corp 3.900 03/25/30 1,429,949
2,000,000 Intel Corp 2.000 08/12/31 1,647,402
1,000,000 e Intel Corp 4.150 08/05/32 964,615
250,000 Intel Corp 4.000 12/15/32 238,766
1,500,000 Intel Corp 5.200 02/10/33 1,527,737
1,000,000 Intel Corp 2.800 08/12/41 725,214
1,000,000 Intel Corp 5.625 02/10/43 1,024,840
200,000 Intel Corp 4.100 05/19/46 169,595
675,000 Intel Corp 4.100 05/11/47 569,655
3,328,000 Intel Corp 3.734 12/08/47 2,641,134
2,500,000 Intel Corp 3.250 11/15/49 1,778,644
3,175,000 Intel Corp 4.750 03/25/50 2,913,230
1,000,000 Intel Corp 3.050 08/12/51 682,770
1,000,000 Intel Corp 4.900 08/05/52 931,745
1,500,000 Intel Corp 5.700 02/10/53 1,530,892
1,000,000 Intel Corp 3.100 02/15/60 658,410
1,000,000 Intel Corp 5.050 08/05/62 924,514
1,000,000 Intel Corp 5.900 02/10/63 1,029,237
850,000 KLA Corp 4.650 07/15/32 858,241
1,000,000 KLA Corp 3.300 03/01/50 764,394
1,000,000 KLA Corp 4.950 07/15/52 991,163
500,000 KLA Corp 5.250 07/15/62 506,158
200,000 Lam Research Corp 3.800 03/15/25 196,497
150,000 Lam Research Corp 3.750 03/15/26 147,487
275,000 Lam Research Corp 4.000 03/15/29 269,400
125,000 Lam Research Corp 1.900 06/15/30 105,329
825,000 Lam Research Corp 4.875 03/15/49 817,060
200,000 Lam Research Corp 2.875 06/15/50 141,142
1,200,000 Lam Research Corp 3.125 06/15/60 826,536
1,000,000 Marvell Technology, Inc 1.650 04/15/26 906,553
1,000,000 Marvell Technology, Inc 2.450 04/15/28 875,794
350,000 Marvell Technology, Inc 4.875 06/22/28 343,703
425,000 Micron Technology, Inc 4.975 02/06/26 424,008
750,000 Micron Technology, Inc 4.185 02/15/27 725,750
400,000 Micron Technology, Inc 5.327 02/06/29 402,396
1,000,000 Micron Technology, Inc 6.750 11/01/29 1,062,321
500,000 Micron Technology, Inc 4.663 02/15/30 480,051
1,000,000 Micron Technology, Inc 2.703 04/15/32 800,612
1,000,000 Micron Technology, Inc 5.875 02/09/33 1,011,052
750,000 Micron Technology, Inc 3.366 11/01/41 531,632

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 750,000 Micron Technology, Inc 3.477% 11/01/51 $ 488,857
800,000 NVIDIA Corp 3.200 09/16/26 777,857
1,000,000 NVIDIA Corp 1.550 06/15/28 881,374
750,000 NVIDIA Corp 2.850 04/01/30 682,858
1,500,000 NVIDIA Corp 2.000 06/15/31 1,262,006
1,000,000 NVIDIA Corp 3.500 04/01/40 858,622
2,067,000 NVIDIA Corp 3.500 04/01/50 1,692,170
300,000 g NXP BV 2.700 05/01/25 284,728
425,000 NXP BV 5.350 03/01/26 426,155
750,000 NXP BV 3.875 06/18/26 724,295
300,000 NXP BV 3.150 05/01/27 277,897
175,000 NXP BV 4.400 06/01/27 172,885
400,000 NXP BV 5.550 12/01/28 407,976
750,000 NXP BV 4.300 06/18/29 720,285
675,000 NXP BV 3.400 05/01/30 606,955
2,000,000 NXP BV 2.500 05/11/31 1,653,398
1,000,000 NXP BV 2.650 02/15/32 819,940
500,000 NXP BV 5.000 01/15/33 490,238
875,000 g NXP BV 3.250 05/11/41 637,488
325,000 NXP BV 3.125 02/15/42 230,481
500,000 NXP BV 3.250 11/30/51 334,074
2,000,000 g Qorvo, Inc 1.750 12/15/24 1,856,640
2,800,000 QUALCOMM, Inc 3.250 05/20/27 2,708,913
1,339,000 QUALCOMM, Inc 1.300 05/20/28 1,168,206
1,000,000 QUALCOMM, Inc 2.150 05/20/30 876,117
2,384,000 QUALCOMM, Inc 1.650 05/20/32 1,931,856
750,000 QUALCOMM, Inc 4.650 05/20/35 756,973
650,000 QUALCOMM, Inc 4.800 05/20/45 647,461
1,525,000 QUALCOMM, Inc 4.300 05/20/47 1,413,994
1,000,000 QUALCOMM, Inc 4.500 05/20/52 931,973
300,000 Skyworks Solutions, Inc 1.800 06/01/26 269,642
1,000,000 Skyworks Solutions, Inc 3.000 06/01/31 832,028
1,000,000 Texas Instruments, Inc 4.600 02/15/28 1,020,722
1,000,000 Texas Instruments, Inc 2.250 09/04/29 893,523
325,000 Texas Instruments, Inc 1.750 05/04/30 275,317
750,000 Texas Instruments, Inc 3.650 08/16/32 712,011
1,000,000 Texas Instruments, Inc 4.900 03/14/33 1,040,257
350,000 Texas Instruments, Inc 3.875 03/15/39 319,203
2,700,000 Texas Instruments, Inc 4.150 05/15/48 2,510,861
1,000,000 Texas Instruments, Inc 2.700 09/15/51 720,255
1,000,000 Texas Instruments, Inc 5.000 03/14/53 1,054,676
550,000 TSMC Arizona Corp 1.750 10/25/26 497,833
350,000 TSMC Arizona Corp 3.875 04/22/27 343,718
1,000,000 TSMC Arizona Corp 4.125 04/22/29 983,987
1,000,000 TSMC Arizona Corp 2.500 10/25/31 857,356
1,000,000 TSMC Arizona Corp 4.250 04/22/32 991,529
1,000,000 TSMC Arizona Corp 3.125 10/25/41 803,532
1,000,000 TSMC Arizona Corp 3.250 10/25/51 777,439
500,000 TSMC Arizona Corp 4.500 04/22/52 482,782
475,000 Xilinx, Inc 2.950 06/01/24 463,957
1,000,000 Xilinx, Inc 2.375 06/01/30 872,780
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 127,282,179
SOFTWARE & SERVICES - 1.0%
775,000 Adobe Systems, Inc 3.250 02/01/25 759,495
500,000 Adobe, Inc 1.900 02/01/25 478,367
1,000,000 Adobe, Inc 2.150 02/01/27 928,933
925,000 Adobe, Inc 2.300 02/01/30 821,528
1,000,000 Amdocs Ltd 2.538 06/15/30 843,078
250,000 Autodesk, Inc 4.375 06/15/25 247,329

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 450,000 Autodesk, Inc 3.500% 06/15/27 $ 430,546
750,000 Autodesk, Inc 2.850 01/15/30 662,375
1,000,000 Autodesk, Inc 2.400 12/15/31 831,732
700,000 Automatic Data Processing, Inc 3.375 09/15/25 686,088
350,000 Broadridge Financial Solutions, Inc 3.400 06/27/26 334,444
1,000,000 Broadridge Financial Solutions, Inc 2.900 12/01/29 875,034
1,000,000 Broadridge Financial Solutions, Inc 2.600 05/01/31 836,791
1,000,000 CDW LLC 3.276 12/01/28 880,900
1,000,000 CGI, Inc 1.450 09/14/26 897,807
1,000,000 CGI, Inc 2.300 09/14/31 789,783
1,500,000 Fidelity National Information Services, Inc 1.150 03/01/26 1,334,593
500,000 Fidelity National Information Services, Inc 4.700 07/15/27 492,206
825,000 Fidelity National Information Services, Inc 2.250 03/01/31 659,658
500,000 e Fidelity National Information Services, Inc 5.100 07/15/32 486,809
425,000 Fidelity National Information Services, Inc 3.100 03/01/41 297,040
500,000 Fidelity National Information Services, Inc 5.625 07/15/52 479,787
2,000,000 Fiserv, Inc 2.750 07/01/24 1,940,548
1,675,000 Fiserv, Inc 3.850 06/01/25 1,640,352
900,000 Fiserv, Inc 3.200 07/01/26 854,241
1,000,000 Fiserv, Inc 5.450 03/02/28 1,021,363
1,125,000 Fiserv, Inc 3.500 07/01/29 1,044,209
2,175,000 Fiserv, Inc 2.650 06/01/30 1,877,617
2,300,000 Fiserv, Inc 4.400 07/01/49 1,965,069
1,000,000 Fortinet, Inc 1.000 03/15/26 897,626
500,000 Genpact Luxembourg Sarl 3.375 12/01/24 484,496
1,000,000 Genpact Luxembourg Sarl 1.750 04/10/26 918,978
575,000 Global Payments, Inc 2.650 02/15/25 545,686
2,500,000 Global Payments, Inc 1.200 03/01/26 2,223,560
300,000 Global Payments, Inc 4.800 04/01/26 293,850
1,000,000 Global Payments, Inc 2.150 01/15/27 885,606
500,000 Global Payments, Inc 4.950 08/15/27 493,938
500,000 Global Payments, Inc 4.450 06/01/28 474,565
475,000 Global Payments, Inc 3.200 08/15/29 417,820
500,000 Global Payments, Inc 5.300 08/15/29 493,754
325,000 Global Payments, Inc 2.900 05/15/30 275,203
500,000 Global Payments, Inc 5.400 08/15/32 490,238
1,250,000 Global Payments, Inc 4.150 08/15/49 933,432
500,000 Global Payments, Inc 5.950 08/15/52 475,639
3,000,000 International Business Machines Corp 3.000 05/15/24 2,944,477
1,000,000 International Business Machines Corp 4.000 07/27/25 988,713
350,000 International Business Machines Corp 3.450 02/19/26 340,246
2,500,000 International Business Machines Corp 3.300 05/15/26 2,411,214
1,500,000 International Business Machines Corp 2.200 02/09/27 1,384,808
1,000,000 International Business Machines Corp 1.700 05/15/27 894,310
1,500,000 International Business Machines Corp 4.500 02/06/28 1,500,100
2,675,000 International Business Machines Corp 3.500 05/15/29 2,512,977
2,900,000 International Business Machines Corp 1.950 05/15/30 2,422,835
1,500,000 International Business Machines Corp 2.720 02/09/32 1,293,222
1,500,000 International Business Machines Corp 4.750 02/06/33 1,490,991
1,850,000 International Business Machines Corp 4.150 05/15/39 1,639,194
19,000 International Business Machines Corp 5.600 11/30/39 19,766
450,000 International Business Machines Corp 2.850 05/15/40 331,817
1,060,000 International Business Machines Corp 4.000 06/20/42 902,179
1,500,000 International Business Machines Corp 4.700 02/19/46 1,364,787
975,000 International Business Machines Corp 2.950 05/15/50 657,939
1,500,000 International Business Machines Corp 3.430 02/09/52 1,093,031
1,000,000 International Business Machines Corp 4.900 07/27/52 932,480
1,000,000 International Business Machines Corp 5.100 02/06/53 956,124
300,000 Intuit, Inc 0.950 07/15/25 277,095
350,000 Intuit, Inc 1.350 07/15/27 310,906

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 350,000 Intuit, Inc 1.650% 07/15/30 $ 291,142
750,000 Kyndryl Holdings, Inc 2.050 10/15/26 651,690
750,000 Kyndryl Holdings, Inc 2.700 10/15/28 627,893
750,000 Kyndryl Holdings, Inc 3.150 10/15/31 573,620
750,000 Kyndryl Holdings, Inc 4.100 10/15/41 501,936
1,000,000 Mastercard, Inc 3.375 04/01/24 990,204
1,000,000 Mastercard, Inc 2.000 03/03/25 956,625
425,000 Mastercard, Inc 2.950 11/21/26 405,693
750,000 Mastercard, Inc 3.500 02/26/28 719,327
1,000,000 Mastercard, Inc 2.950 06/01/29 926,921
1,500,000 Mastercard, Inc 2.000 11/18/31 1,265,589
200,000 Mastercard, Inc 3.800 11/21/46 174,757
300,000 Mastercard, Inc 3.950 02/26/48 269,499
1,000,000 Mastercard, Inc 3.650 06/01/49 853,156
1,350,000 Mastercard, Inc 3.850 03/26/50 1,196,826
850,000 Mastercard, Inc 2.950 03/15/51 639,846
2,000,000 Meta Platforms, Inc 3.500 08/15/27 1,931,626
2,000,000 Meta Platforms, Inc 3.850 08/15/32 1,871,276
2,000,000 Meta Platforms, Inc 4.450 08/15/52 1,759,479
2,500,000 Meta Platforms, Inc 4.650 08/15/62 2,208,266
975,000 Microsoft Corp 2.700 02/12/25 949,764
1,075,000 Microsoft Corp 3.125 11/03/25 1,048,405
2,925,000 Microsoft Corp 2.400 08/08/26 2,783,773
8,739,000 Microsoft Corp 3.300 02/06/27 8,573,077
150,000 Microsoft Corp 3.500 02/12/35 142,610
1,072,000 Microsoft Corp 3.450 08/08/36 991,722
8,038,000 Microsoft Corp 2.525 06/01/50 5,687,542
6,265,000 Microsoft Corp 2.921 03/17/52 4,762,479
7,374,000 Microsoft Corp 2.675 06/01/60 5,090,377
1,073,000 Microsoft Corp 3.041 03/17/62 804,134
1,225,000 Oracle Corp 3.400 07/08/24 1,200,079
900,000 Oracle Corp 2.950 11/15/24 874,100
6,500,000 Oracle Corp 2.500 04/01/25 6,223,894
1,650,000 Oracle Corp 2.950 05/15/25 1,588,548
3,000,000 Oracle Corp 1.650 03/25/26 2,756,063
2,884,000 Oracle Corp 2.650 07/15/26 2,694,509
2,000,000 Oracle Corp 4.500 05/06/28 1,975,931
1,500,000 Oracle Corp 6.150 11/09/29 1,597,692
1,000,000 Oracle Corp 2.950 04/01/30 882,954
1,500,000 Oracle Corp 4.650 05/06/30 1,460,587
400,000 Oracle Corp 3.250 05/15/30 358,306
3,000,000 Oracle Corp 2.875 03/25/31 2,567,106
1,500,000 Oracle Corp 6.250 11/09/32 1,613,327
1,750,000 Oracle Corp 4.900 02/06/33 1,714,067
2,497,000 Oracle Corp 4.300 07/08/34 2,289,649
650,000 Oracle Corp 3.900 05/15/35 567,724
1,225,000 Oracle Corp 3.850 07/15/36 1,046,943
4,000,000 Oracle Corp 3.800 11/15/37 3,320,952
100,000 Oracle Corp 6.500 04/15/38 108,364
470,000 Oracle Corp 6.125 07/08/39 489,018
675,000 Oracle Corp 3.600 04/01/40 523,895
325,000 Oracle Corp 5.375 07/15/40 311,153
2,000,000 Oracle Corp 3.650 03/25/41 1,543,023
500,000 Oracle Corp 4.500 07/08/44 417,681
325,000 Oracle Corp 4.125 05/15/45 255,219
2,025,000 Oracle Corp 4.000 07/15/46 1,544,981
3,100,000 Oracle Corp 4.000 11/15/47 2,364,547
7,350,000 Oracle Corp 3.600 04/01/50 5,213,315
2,000,000 Oracle Corp 3.950 03/25/51 1,504,955
1,500,000 Oracle Corp 6.900 11/09/52 1,681,299

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 2,375,000 Oracle Corp 5.550% 02/06/53 $ 2,261,098
500,000 Oracle Corp 4.375 05/15/55 393,561
1,500,000 Oracle Corp 3.850 04/01/60 1,046,451
2,000,000 Oracle Corp 4.100 03/25/61 1,471,055
1,000,000 PayPal Holdings, Inc 2.400 10/01/24 968,724
1,000,000 PayPal Holdings, Inc 1.650 06/01/25 938,749
1,000,000 PayPal Holdings, Inc 2.650 10/01/26 942,940
1,000,000 PayPal Holdings, Inc 3.900 06/01/27 982,565
1,000,000 PayPal Holdings, Inc 2.850 10/01/29 900,983
500,000 PayPal Holdings, Inc 2.300 06/01/30 428,137
1,000,000 PayPal Holdings, Inc 3.250 06/01/50 730,305
750,000 PayPal Holdings, Inc 5.050 06/01/52 721,217
750,000 PayPal Holdings, Inc 5.250 06/01/62 725,923
500,000 Roper Technologies, Inc 2.350 09/15/24 481,354
750,000 Roper Technologies, Inc 1.000 09/15/25 685,705
1,100,000 Roper Technologies, Inc 3.800 12/15/26 1,065,548
300,000 Roper Technologies, Inc 4.200 09/15/28 294,945
500,000 Roper Technologies, Inc 2.950 09/15/29 448,955
475,000 Roper Technologies, Inc 2.000 06/30/30 391,262
750,000 Roper Technologies, Inc 1.750 02/15/31 599,498
925,000 salesforce.com, Inc 3.700 04/11/28 908,787
2,000,000 salesforce.com, Inc 1.500 07/15/28 1,763,335
1,250,000 salesforce.com, Inc 1.950 07/15/31 1,046,754
1,075,000 salesforce.com, Inc 2.700 07/15/41 807,568
1,000,000 salesforce.com, Inc 2.900 07/15/51 709,323
2,000,000 salesforce.com, Inc 3.050 07/15/61 1,372,467
1,000,000 ServiceNow, Inc 1.400 09/01/30 805,593
1,000,000 TD SYNNEX Corp 1.750 08/09/26 876,064
1,000,000 TD SYNNEX Corp 2.375 08/09/28 829,409
1,000,000 TD SYNNEX Corp 2.650 08/09/31 792,169
750,000 VeriSign, Inc 2.700 06/15/31 635,894
3,725,000 Visa, Inc 3.150 12/14/25 3,617,715
1,175,000 Visa, Inc 0.750 08/15/27 1,019,513
700,000 Visa, Inc 2.750 09/15/27 662,851
475,000 Visa, Inc 2.050 04/15/30 414,078
250,000 Visa, Inc 4.150 12/14/35 245,785
2,325,000 Visa, Inc 4.300 12/14/45 2,237,106
1,125,000 Visa, Inc 3.650 09/15/47 980,624
750,000 Visa, Inc 2.000 08/15/50 472,035
500,000 VMware, Inc 4.500 05/15/25 493,710
1,500,000 VMware, Inc 1.400 08/15/26 1,326,744
725,000 VMware, Inc 3.900 08/21/27 694,034
1,500,000 VMware, Inc 1.800 08/15/28 1,266,688
1,000,000 VMware, Inc 4.700 05/15/30 970,784
1,150,000 VMware, Inc 2.200 08/15/31 910,466
500,000 Western Union Co 2.850 01/10/25 477,204
1,000,000 Western Union Co 1.350 03/15/26 890,079
1,000,000 Western Union Co 2.750 03/15/31 801,017
1,500,000 Workday, Inc 3.500 04/01/27 1,435,149
1,500,000 Workday, Inc 3.700 04/01/29 1,406,123
TOTAL SOFTWARE & SERVICES 210,058,502
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
200,000 Amphenol Corp 3.200 04/01/24 195,971
250,000 Amphenol Corp 2.050 03/01/25 238,055
450,000 Amphenol Corp 4.350 06/01/29 448,531
1,000,000 Amphenol Corp 2.800 02/15/30 897,010
1,000,000 Amphenol Corp 2.200 09/15/31 829,452
2,725,000 Apple, Inc 3.450 05/06/24 2,693,170
2,000,000 Apple, Inc 1.125 05/11/25 1,877,108

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 1,125,000 Apple, Inc 3.200% 05/13/25 $ 1,103,456
3,000,000 Apple, Inc 0.700 02/08/26 2,729,535
2,825,000 Apple, Inc 3.250 02/23/26 2,763,644
1,425,000 Apple, Inc 2.450 08/04/26 1,356,339
3,250,000 Apple, Inc 2.050 09/11/26 3,039,307
1,075,000 Apple, Inc 3.350 02/09/27 1,049,691
275,000 Apple, Inc 3.200 05/11/27 268,107
3,675,000 Apple, Inc 3.000 11/13/27 3,529,941
3,000,000 Apple, Inc 1.200 02/08/28 2,638,218
2,500,000 Apple, Inc 1.400 08/05/28 2,190,334
1,000,000 e Apple, Inc 3.250 08/08/29 956,785
1,000,000 Apple, Inc 2.200 09/11/29 894,785
2,950,000 Apple, Inc 1.650 05/11/30 2,511,611
3,000,000 Apple, Inc 1.250 08/20/30 2,456,509
3,000,000 Apple, Inc 1.650 02/08/31 2,510,221
2,500,000 e Apple, Inc 1.700 08/05/31 2,078,160
1,000,000 e Apple, Inc 3.350 08/08/32 942,876
1,600,000 e Apple, Inc 4.500 02/23/36 1,652,064
2,000,000 Apple, Inc 2.375 02/08/41 1,497,223
350,000 Apple, Inc 3.850 05/04/43 318,043
750,000 Apple, Inc 4.450 05/06/44 748,693
1,350,000 Apple, Inc 3.450 02/09/45 1,158,353
1,000,000 Apple, Inc 4.375 05/13/45 970,633
1,775,000 Apple, Inc 4.650 02/23/46 1,787,430
900,000 Apple, Inc 3.850 08/04/46 803,302
1,175,000 Apple, Inc 4.250 02/09/47 1,125,769
900,000 Apple, Inc 3.750 09/12/47 786,880
2,850,000 Apple, Inc 3.750 11/13/47 2,497,713
3,000,000 Apple, Inc 2.950 09/11/49 2,265,236
3,350,000 Apple, Inc 2.650 05/11/50 2,361,537
1,375,000 Apple, Inc 2.400 08/20/50 921,954
1,000,000 Apple, Inc 2.650 02/08/51 700,754
1,000,000 Apple, Inc 2.700 08/05/51 704,513
750,000 Apple, Inc 3.950 08/08/52 671,689
25,000 Apple, Inc 2.550 08/20/60 16,499
2,000,000 Apple, Inc 2.800 02/08/61 1,361,114
1,000,000 Apple, Inc 2.850 08/05/61 689,497
750,000 Apple, Inc 4.100 08/08/62 668,539
425,000 Arrow Electronics, Inc 3.250 09/08/24 412,906
200,000 Arrow Electronics, Inc 4.000 04/01/25 194,076
425,000 Arrow Electronics, Inc 3.875 01/12/28 403,135
1,000,000 Arrow Electronics, Inc 2.950 02/15/32 833,600
200,000 Avnet, Inc 4.625 04/15/26 197,530
1,000,000 Avnet, Inc 3.000 05/15/31 807,392
575,000 CDW LLC 3.569 12/01/31 494,575
1,100,000 Cisco Systems, Inc 3.625 03/04/24 1,088,195
400,000 Cisco Systems, Inc 3.500 06/15/25 392,252
500,000 Cisco Systems, Inc 2.950 02/28/26 483,640
3,000,000 Cisco Systems, Inc 2.500 09/20/26 2,832,261
1,000,000 Cisco Systems, Inc 5.900 02/15/39 1,128,053
1,175,000 Cisco Systems, Inc 5.500 01/15/40 1,281,886
200,000 Corning, Inc 4.700 03/15/37 190,710
100,000 Corning, Inc 5.750 08/15/40 105,160
200,000 Corning, Inc 4.750 03/15/42 188,496
300,000 Corning, Inc 5.350 11/15/48 294,404
500,000 Corning, Inc 3.900 11/15/49 387,222
825,000 Corning, Inc 4.375 11/15/57 697,786
200,000 Corning, Inc 5.850 11/15/68 198,219
1,000,000 Corning, Inc 5.450 11/15/79 920,848
875,000 Dell International LLC 4.000 07/15/24 863,169

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 2,925,000 Dell International LLC 6.020% 06/15/26 $ 3,001,971
1,050,000 Dell International LLC 4.900 10/01/26 1,047,341
1,000,000 Dell International LLC 5.250 02/01/28 1,009,718
2,900,000 Dell International LLC 5.300 10/01/29 2,921,871
750,000 e Dell International LLC 5.750 02/01/33 754,618
608,000 Dell International LLC 8.100 07/15/36 709,278
2,000,000 g Dell International LLC 3.375 12/15/41 1,400,074
377,000 Dell International LLC 8.350 07/15/46 459,255
2,000,000 g Dell International LLC 3.450 12/15/51 1,301,709
800,000 Flex Ltd 4.750 06/15/25 785,385
500,000 Flex Ltd 3.750 02/01/26 480,150
500,000 Flex Ltd 6.000 01/15/28 512,306
1,000,000 Flex Ltd 4.875 05/12/30 973,235
3,000,000 Hewlett Packard Enterprise Co 4.900 10/15/25 2,995,158
225,000 Hewlett Packard Enterprise Co 6.200 10/15/35 241,270
1,175,000 Hewlett Packard Enterprise Co 6.350 10/15/45 1,237,136
1,000,000 HP, Inc 2.200 06/17/25 942,533
1,000,000 HP, Inc 1.450 06/17/26 900,043
1,000,000 HP, Inc 3.000 06/17/27 931,614
500,000 HP, Inc 4.750 01/15/28 494,242
1,000,000 HP, Inc 4.000 04/15/29 948,712
1,000,000 HP, Inc 3.400 06/17/30 885,625
1,000,000 HP, Inc 2.650 06/17/31 815,660
500,000 HP, Inc 4.200 04/15/32 450,699
500,000 HP, Inc 5.500 01/15/33 495,426
975,000 e HP, Inc 6.000 09/15/41 998,129
1,000,000 Jabil, Inc 1.700 04/15/26 897,838
1,000,000 Jabil, Inc 4.250 05/15/27 964,595
100,000 Jabil, Inc 3.950 01/12/28 94,116
750,000 Jabil, Inc 3.600 01/15/30 677,195
50,000 Jabil, Inc 3.000 01/15/31 42,011
1,500,000 Juniper Networks, Inc 1.200 12/10/25 1,356,806
200,000 Keysight Technologies, Inc 4.550 10/30/24 197,875
600,000 Keysight Technologies, Inc 4.600 04/06/27 593,038
500,000 Keysight Technologies, Inc 3.000 10/30/29 445,151
20,000 Motorola Solutions, Inc 4.000 09/01/24 19,645
450,000 Motorola Solutions, Inc 4.600 02/23/28 444,065
500,000 Motorola Solutions, Inc 4.600 05/23/29 486,383
600,000 Motorola Solutions, Inc 2.300 11/15/30 487,622
2,250,000 Motorola Solutions, Inc 2.750 05/24/31 1,858,054
500,000 Motorola Solutions, Inc 5.600 06/01/32 502,913
200,000 Motorola Solutions, Inc 5.500 09/01/44 189,836
200,000 NetApp, Inc 3.300 09/29/24 194,481
500,000 NetApp, Inc 1.875 06/22/25 466,226
500,000 NetApp, Inc 2.375 06/22/27 460,591
750,000 NetApp, Inc 2.700 06/22/30 642,718
1,000,000 QUALCOMM, Inc 5.400 05/20/33 1,073,500
1,000,000 QUALCOMM, Inc 6.000 05/20/53 1,136,144
2,000,000 Teledyne Technologies, Inc 1.600 04/01/26 1,819,911
200,000 Tyco Electronics Group S.A. 3.450 08/01/24 196,579
100,000 Tyco Electronics Group S.A. 3.700 02/15/26 98,069
1,150,000 Tyco Electronics Group S.A. 3.125 08/15/27 1,082,611
900,000 Tyco Electronics Group S.A. 2.500 02/04/32 768,171
1,000,000 Vontier Corp 1.800 04/01/26 883,560
1,000,000 Vontier Corp 2.400 04/01/28 840,390
1,000,000 Vontier Corp 2.950 04/01/31 800,490
1,000,000 Western Digital Corp 2.850 02/01/29 812,440
1,000,000 Western Digital Corp 3.100 02/01/32 753,686
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 127,281,634

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES - 1.0%
$ 2,000,000 America Movil SAB de C.V. 3.625% 04/22/29 $ 1,867,490
2,000,000 America Movil SAB de C.V. 2.875 05/07/30 1,764,666
440,000 America Movil SAB de C.V. 6.125 03/30/40 473,264
1,625,000 America Movil SAB de C.V. 4.375 07/16/42 1,456,499
1,500,000 e America Movil SAB de C.V. 4.375 04/22/49 1,317,130
10,000,000 AT&T, Inc 1.700 03/25/26 9,199,999
1,000,000 AT&T, Inc 2.950 07/15/26 942,368
1,000,000 AT&T, Inc 2.300 06/01/27 916,412
1,150,000 AT&T, Inc 1.650 02/01/28 1,010,326
4,375,000 AT&T, Inc 4.350 03/01/29 4,283,336
1,000,000 AT&T, Inc 4.300 02/15/30 971,721
3,000,000 AT&T, Inc 2.250 02/01/32 2,452,603
10,855,000 AT&T, Inc 2.550 12/01/33 8,731,220
1,825,000 AT&T, Inc 4.500 05/15/35 1,709,588
3,000,000 AT&T, Inc 3.500 06/01/41 2,367,569
300,000 AT&T, Inc 4.650 06/01/44 268,248
2,000,000 AT&T, Inc 3.650 06/01/51 1,514,868
9,860,000 AT&T, Inc 3.500 09/15/53 7,158,833
8,857,000 AT&T, Inc 3.550 09/15/55 6,357,631
6,844,000 AT&T, Inc 3.800 12/01/57 5,081,054
7,523,000 AT&T, Inc 3.650 09/15/59 5,375,893
1,000,000 AT&T, Inc 3.850 06/01/60 748,992
1,000,000 Bell Canada 3.650 03/17/51 763,602
750,000 Bell Canada, Inc 4.464 04/01/48 659,655
750,000 Bell Canada, Inc 4.300 07/29/49 642,728
1,000,000 Bell Telephone Co of Canada or Bell Canada 2.150 02/15/32 818,604
450,000 Bell Telephone Co of Canada or Bell Canada 3.200 02/15/52 315,696
1,000,000 Bell Telephone Co of Canada or Bell Canada 3.650 08/15/52 772,921
1,750,000 British Telecommunications plc 5.125 12/04/28 1,766,828
1,425,000 British Telecommunications plc 9.625 12/15/30 1,776,665
750,000 Crown Castle, Inc 5.000 01/11/28 755,937
2,690,000 Deutsche Telekom International Finance BV 8.750 06/15/30 3,287,689
745,000 Orange S.A. 9.000 03/01/31 935,348
900,000 Orange S.A. 5.375 01/13/42 924,372
1,725,000 Orange S.A. 5.500 02/06/44 1,801,266
1,713,000 Rogers Communications, Inc 3.625 12/15/25 1,649,344
200,000 Rogers Communications, Inc 2.900 11/15/26 187,557
2,000,000 g Rogers Communications, Inc 3.200 03/15/27 1,881,754
1,500,000 g Rogers Communications, Inc 3.800 03/15/32 1,346,175
1,000,000 g Rogers Communications, Inc 4.500 03/15/42 861,787
125,000 Rogers Communications, Inc 4.500 03/15/43 105,485
300,000 Rogers Communications, Inc 5.450 10/01/43 282,709
600,000 Rogers Communications, Inc 5.000 03/15/44 541,118
150,000 Rogers Communications, Inc 4.300 02/15/48 119,932
1,500,000 Rogers Communications, Inc 4.350 05/01/49 1,215,330
1,300,000 Rogers Communications, Inc 3.700 11/15/49 953,293
1,500,000 g Rogers Communications, Inc 4.550 03/15/52 1,233,858
1,500,000 Telefonica Emisiones SAU 4.103 03/08/27 1,451,261
625,000 Telefonica Emisiones SAU 7.045 06/20/36 690,289
1,200,000 Telefonica Emisiones SAU 4.665 03/06/38 1,050,549
2,125,000 Telefonica Emisiones SAU 5.213 03/08/47 1,859,146
1,175,000 Telefonica Emisiones SAU 4.895 03/06/48 977,791
900,000 Telefonica Emisiones SAU 5.520 03/01/49 813,990
567,000 Telefonica Europe BV 8.250 09/15/30 664,567
325,000 TELUS Corp 2.800 02/16/27 304,020
300,000 TELUS Corp 3.700 09/15/27 289,782
1,000,000 TELUS Corp 3.400 05/13/32 875,736
500,000 TELUS Corp 4.600 11/16/48 444,568
750,000 TELUS Corp 4.300 06/15/49 630,586
4,000,000 T-Mobile USA, Inc 1.500 02/15/26 3,654,030

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 1,000,000 T-Mobile USA, Inc 2.625% 04/15/26 $ 933,394
4,000,000 T-Mobile USA, Inc 3.750 04/15/27 3,845,093
3,500,000 T-Mobile USA, Inc 2.050 02/15/28 3,105,532
1,500,000 T-Mobile USA, Inc 4.950 03/15/28 1,514,334
1,000,000 T-Mobile USA, Inc 2.625 02/15/29 881,011
1,000,000 T-Mobile USA, Inc 2.400 03/15/29 871,210
1,000,000 T-Mobile USA, Inc 3.375 04/15/29 911,687
825,000 T-Mobile USA, Inc 3.875 04/15/30 774,109
1,500,000 T-Mobile USA, Inc 2.550 02/15/31 1,271,387
1,500,000 T-Mobile USA, Inc 2.250 11/15/31 1,228,182
1,000,000 T-Mobile USA, Inc 2.700 03/15/32 842,353
4,000,000 T-Mobile USA, Inc 5.200 01/15/33 4,079,679
1,000,000 T-Mobile USA, Inc 5.050 07/15/33 1,004,950
650,000 T-Mobile USA, Inc 4.375 04/15/40 582,543
1,350,000 T-Mobile USA, Inc 3.000 02/15/41 1,000,772
3,875,000 T-Mobile USA, Inc 4.500 04/15/50 3,374,709
2,500,000 T-Mobile USA, Inc 3.300 02/15/51 1,777,637
2,500,000 T-Mobile USA, Inc 3.400 10/15/52 1,799,669
4,000,000 T-Mobile USA, Inc 5.650 01/15/53 4,096,869
1,500,000 T-Mobile USA, Inc 3.600 11/15/60 1,069,153
2,000,000 T-Mobile USA, Inc 5.800 09/15/62 2,072,195
1,000,000 Verizon Communications, Inc 0.850 11/20/25 910,295
1,000,000 Verizon Communications, Inc 1.450 03/20/26 920,022
1,000,000 Verizon Communications, Inc 4.125 03/16/27 991,141
2,625,000 Verizon Communications, Inc 3.000 03/22/27 2,493,883
5,000,000 Verizon Communications, Inc 2.100 03/22/28 4,454,106
4,641,000 Verizon Communications, Inc 4.329 09/21/28 4,587,871
350,000 Verizon Communications, Inc 3.875 02/08/29 338,162
9,005,000 Verizon Communications, Inc 4.016 12/03/29 8,620,150
200,000 Verizon Communications, Inc 3.150 03/22/30 182,182
1,550,000 Verizon Communications, Inc 1.500 09/18/30 1,255,004
1,533,000 Verizon Communications, Inc 1.680 10/30/30 1,237,393
3,000,000 Verizon Communications, Inc 1.750 01/20/31 2,419,773
3,925,000 Verizon Communications, Inc 2.550 03/21/31 3,343,673
11,355,000 Verizon Communications, Inc 2.355 03/15/32 9,315,622
2,000,000 Verizon Communications, Inc 2.650 11/20/40 1,428,007
1,350,000 Verizon Communications, Inc 3.400 03/22/41 1,073,320
1,000,000 Verizon Communications, Inc 2.850 09/03/41 732,246
150,000 Verizon Communications, Inc 4.000 03/22/50 124,801
2,000,000 Verizon Communications, Inc 2.875 11/20/50 1,330,271
3,725,000 Verizon Communications, Inc 3.550 03/22/51 2,842,019
1,000,000 Verizon Communications, Inc 3.875 03/01/52 808,493
8,764,000 Verizon Communications, Inc 2.987 10/30/56 5,699,422
2,000,000 Verizon Communications, Inc 3.000 11/20/60 1,282,451
6,000,000 Verizon Communications, Inc 3.700 03/22/61 4,473,869
2,000,000 Vodafone Group plc 4.125 05/30/25 1,977,768
425,000 Vodafone Group plc 6.150 02/27/37 454,639
1,900,000 Vodafone Group plc 4.375 02/19/43 1,613,013
1,000,000 Vodafone Group plc 4.875 06/19/49 903,341
1,500,000 Vodafone Group plc 4.250 09/17/50 1,222,044
825,000 Vodafone Group plc 5.625 02/10/53 814,723
500,000 Vodafone Group plc 5.125 06/19/59 456,610
1,500,000 Vodafone Group plc 5.750 02/10/63 1,484,626
TOTAL TELECOMMUNICATION SERVICES 212,103,086
TRANSPORTATION - 0.5%
389,275 American Airlines 2.875 07/11/34 320,225
150,000 Burlington Northern Santa Fe LLC 3.400 09/01/24 147,256
300,000 Burlington Northern Santa Fe LLC 3.000 04/01/25 291,433
700,000 Burlington Northern Santa Fe LLC 3.650 09/01/25 685,202

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 660,000 Burlington Northern Santa Fe LLC 5.750% 05/01/40 $ 709,274
250,000 Burlington Northern Santa Fe LLC 5.050 03/01/41 251,602
200,000 Burlington Northern Santa Fe LLC 4.400 03/15/42 185,836
300,000 Burlington Northern Santa Fe LLC 4.450 03/15/43 277,916
500,000 Burlington Northern Santa Fe LLC 5.150 09/01/43 508,410
500,000 Burlington Northern Santa Fe LLC 4.900 04/01/44 490,370
600,000 Burlington Northern Santa Fe LLC 4.550 09/01/44 565,482
1,275,000 Burlington Northern Santa Fe LLC 4.150 04/01/45 1,136,914
200,000 Burlington Northern Santa Fe LLC 4.700 09/01/45 190,285
1,150,000 Burlington Northern Santa Fe LLC 3.900 08/01/46 974,094
400,000 Burlington Northern Santa Fe LLC 4.125 06/15/47 353,948
1,675,000 Burlington Northern Santa Fe LLC 4.050 06/15/48 1,466,149
1,025,000 Burlington Northern Santa Fe LLC 4.150 12/15/48 895,655
750,000 Burlington Northern Santa Fe LLC 3.550 02/15/50 601,181
750,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 545,919
4,000,000 Burlington Northern Santa Fe LLC 3.300 09/15/51 3,051,848
1,000,000 Burlington Northern Santa Fe LLC 4.450 01/15/53 934,070
200,000 Canadian National Railway Co 2.950 11/21/24 194,690
200,000 Canadian National Railway Co 6.900 07/15/28 222,943
500,000 Canadian National Railway Co 3.850 08/05/32 475,296
200,000 Canadian National Railway Co 6.250 08/01/34 225,445
250,000 Canadian National Railway Co 3.500 11/15/42 193,828
100,000 Canadian National Railway Co 4.500 11/07/43 89,686
650,000 Canadian National Railway Co 3.200 08/02/46 494,911
725,000 Canadian National Railway Co 3.650 02/03/48 598,693
325,000 Canadian National Railway Co 4.450 01/20/49 303,188
400,000 Canadian National Railway Co 2.450 05/01/50 260,554
1,500,000 Canadian National Railway Co 4.400 08/05/52 1,405,161
1,800,000 Canadian Pacific Railway Co 2.900 02/01/25 1,733,651
2,000,000 Canadian Pacific Railway Co 1.750 12/02/26 1,812,871
300,000 Canadian Pacific Railway Co 4.000 06/01/28 294,694
100,000 Canadian Pacific Railway Co 2.050 03/05/30 84,964
200,000 Canadian Pacific Railway Co 7.125 10/15/31 228,243
600,000 Canadian Pacific Railway Co 2.450 12/02/31 519,427
250,000 Canadian Pacific Railway Co 5.950 05/15/37 268,290
475,000 Canadian Pacific Railway Co 3.000 12/02/41 379,414
1,000,000 Canadian Pacific Railway Co 3.100 12/02/51 715,091
1,275,000 Canadian Pacific Railway Co 6.125 09/15/15 1,367,279
400,000 CH Robinson Worldwide, Inc 4.200 04/15/28 384,803
300,000 CSX Corp 3.400 08/01/24 293,361
200,000 CSX Corp 3.350 11/01/25 193,989
1,200,000 CSX Corp 2.600 11/01/26 1,127,982
825,000 CSX Corp 4.250 03/15/29 814,752
600,000 CSX Corp 2.400 02/15/30 523,716
850,000 CSX Corp 4.100 11/15/32 818,530
100,000 CSX Corp 6.000 10/01/36 108,377
200,000 CSX Corp 6.150 05/01/37 220,883
400,000 CSX Corp 5.500 04/15/41 411,383
350,000 CSX Corp 4.400 03/01/43 314,774
600,000 CSX Corp 4.100 03/15/44 521,279
800,000 CSX Corp 3.800 11/01/46 654,845
1,050,000 CSX Corp 4.300 03/01/48 929,691
850,000 CSX Corp 4.750 11/15/48 794,904
500,000 CSX Corp 4.500 03/15/49 454,090
600,000 CSX Corp 3.350 09/15/49 451,825
1,000,000 CSX Corp 3.800 04/15/50 810,015
200,000 CSX Corp 3.950 05/01/50 166,466
800,000 CSX Corp 2.500 05/15/51 513,869
750,000 CSX Corp 4.500 11/15/52 685,801
300,000 CSX Corp 4.500 08/01/54 266,540

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 150,000 CSX Corp 4.250% 11/01/66 $ 123,838
800,000 CSX Corp 4.650 03/01/68 712,612
500,000 FedEx Corp 3.250 04/01/26 485,022
500,000 FedEx Corp 4.200 10/17/28 492,781
1,000,000 FedEx Corp 3.100 08/05/29 918,084
500,000 FedEx Corp 4.250 05/15/30 487,665
1,500,000 FedEx Corp 2.400 05/15/31 1,276,170
1,000,000 FedEx Corp 4.900 01/15/34 998,908
200,000 FedEx Corp 3.900 02/01/35 179,099
2,000,000 FedEx Corp 3.250 05/15/41 1,524,284
275,000 FedEx Corp 5.100 01/15/44 261,276
1,100,000 FedEx Corp 4.750 11/15/45 993,573
600,000 FedEx Corp 4.550 04/01/46 528,011
450,000 FedEx Corp 4.400 01/15/47 386,208
900,000 FedEx Corp 4.050 02/15/48 730,509
500,000 FedEx Corp 4.950 10/17/48 468,653
1,500,000 FedEx Corp 5.250 05/15/50 1,469,245
200,000 FedEx Corp 4.500 02/01/65 158,371
1,000,000 GXO Logistics, Inc 1.650 07/15/26 879,414
500,000 JB Hunt Transport Services, Inc 3.875 03/01/26 489,551
100,000 Kansas City Southern 3.125 06/01/26 95,355
500,000 Kansas City Southern 2.875 11/15/29 448,229
100,000 Kansas City Southern 4.300 05/15/43 86,832
175,000 Kansas City Southern 4.950 08/15/45 163,439
800,000 Kansas City Southern 4.700 05/01/48 732,579
500,000 Kansas City Southern 3.500 05/01/50 377,761
500,000 Kansas City Southern 4.200 11/15/69 400,908
350,000 Kirby Corp 4.200 03/01/28 329,236
350,000 Norfolk Southern Corp 2.900 06/15/26 332,629
300,000 Norfolk Southern Corp 3.150 06/01/27 282,294
700,000 Norfolk Southern Corp 3.800 08/01/28 673,541
1,000,000 e Norfolk Southern Corp 3.000 03/15/32 878,911
1,000,000 Norfolk Southern Corp 4.450 03/01/33 972,431
16,000 Norfolk Southern Corp 4.837 10/01/41 14,977
300,000 Norfolk Southern Corp 4.450 06/15/45 263,537
200,000 Norfolk Southern Corp 4.650 01/15/46 179,169
303,000 Norfolk Southern Corp 3.942 11/01/47 248,202
1,450,000 Norfolk Southern Corp 4.150 02/28/48 1,228,628
500,000 Norfolk Southern Corp 4.100 05/15/49 419,620
500,000 Norfolk Southern Corp 3.400 11/01/49 365,964
1,000,000 Norfolk Southern Corp 3.050 05/15/50 692,114
1,000,000 Norfolk Southern Corp 2.900 08/25/51 664,541
175,000 Norfolk Southern Corp 4.050 08/15/52 144,247
1,000,000 Norfolk Southern Corp 3.700 03/15/53 768,784
300,000 Norfolk Southern Corp 4.550 06/01/53 269,654
1,170,000 Norfolk Southern Corp 3.155 05/15/55 799,309
1,000,000 Norfolk Southern Corp 4.100 05/15/21 705,212
1,500,000 Northrop Grumman Corp 4.700 03/15/33 1,515,253
1,500,000 Northrop Grumman Corp 4.950 03/15/53 1,495,520
550,000 Ryder System, Inc 3.650 03/18/24 540,366
500,000 Ryder System, Inc 2.500 09/01/24 481,204
300,000 Ryder System, Inc 4.625 06/01/25 295,894
500,000 Ryder System, Inc 3.350 09/01/25 477,268
1,000,000 Ryder System, Inc 1.750 09/01/26 897,079
500,000 Ryder System, Inc 2.900 12/01/26 462,204
1,000,000 Ryder System, Inc 2.850 03/01/27 919,422
1,000,000 Ryder System, Inc 5.650 03/01/28 1,013,181
1,250,000 Southwest Airlines Co 5.250 05/04/25 1,248,986
200,000 Southwest Airlines Co 3.000 11/15/26 185,242
1,000,000 Southwest Airlines Co 5.125 06/15/27 997,133

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 200,000 Southwest Airlines Co 3.450% 11/16/27 $ 185,621
300,000 Southwest Airlines Co 2.625 02/10/30 253,082
200,000 Union Pacific Corp 3.250 01/15/25 195,954
500,000 Union Pacific Corp 3.750 07/15/25 492,908
200,000 Union Pacific Corp 3.250 08/15/25 194,267
300,000 Union Pacific Corp 2.750 03/01/26 286,289
2,500,000 Union Pacific Corp 2.375 05/20/31 2,157,967
1,000,000 Union Pacific Corp 2.800 02/14/32 878,056
500,000 Union Pacific Corp 4.500 01/20/33 501,172
100,000 Union Pacific Corp 3.375 02/01/35 87,864
2,525,000 Union Pacific Corp 2.891 04/06/36 2,084,197
100,000 Union Pacific Corp 3.600 09/15/37 87,927
500,000 Union Pacific Corp 3.550 08/15/39 424,223
1,500,000 Union Pacific Corp 3.200 05/20/41 1,207,352
500,000 Union Pacific Corp 3.375 02/14/42 411,749
200,000 Union Pacific Corp 3.350 08/15/46 153,874
300,000 Union Pacific Corp 4.000 04/15/47 259,784
4,000,000 Union Pacific Corp 3.250 02/05/50 3,040,006
1,070,000 Union Pacific Corp 3.799 10/01/51 895,743
500,000 Union Pacific Corp 2.950 03/10/52 355,569
1,000,000 Union Pacific Corp 3.500 02/14/53 790,907
1,000,000 Union Pacific Corp 4.950 05/15/53 1,012,324
200,000 Union Pacific Corp 3.875 02/01/55 164,450
300,000 Union Pacific Corp 3.950 08/15/59 245,021
1,000,000 Union Pacific Corp 3.839 03/20/60 809,591
1,500,000 Union Pacific Corp 3.550 05/20/61 1,135,323
2,000,000 Union Pacific Corp 2.973 09/16/62 1,322,528
200,000 Union Pacific Corp 4.100 09/15/67 165,925
500,000 Union Pacific Corp 3.750 02/05/70 383,267
500,000 Union Pacific Corp 3.799 04/06/71 387,032
500,000 Union Pacific Corp 3.850 02/14/72 393,421
500,000 United Parcel Service, Inc 2.200 09/01/24 483,149
300,000 United Parcel Service, Inc 2.800 11/15/24 291,416
125,000 United Parcel Service, Inc 2.400 11/15/26 117,462
875,000 United Parcel Service, Inc 3.050 11/15/27 832,756
500,000 United Parcel Service, Inc 3.400 03/15/29 477,159
500,000 United Parcel Service, Inc 2.500 09/01/29 447,968
2,000,000 United Parcel Service, Inc 4.875 03/03/33 2,052,508
510,000 United Parcel Service, Inc 6.200 01/15/38 581,085
450,000 United Parcel Service, Inc 3.625 10/01/42 384,059
400,000 United Parcel Service, Inc 3.400 11/15/46 319,418
1,550,000 United Parcel Service, Inc 3.750 11/15/47 1,323,382
300,000 United Parcel Service, Inc 4.250 03/15/49 276,287
500,000 e United Parcel Service, Inc 3.400 09/01/49 402,742
1,630,000 United Parcel Service, Inc 5.300 04/01/50 1,745,781
1,000,000 United Parcel Service, Inc 5.050 03/03/53 1,028,628
TOTAL TRANSPORTATION 106,270,585
UTILITIES - 2.3%
200,000 AEP Texas, Inc 3.950 06/01/28 192,477
550,000 AEP Texas, Inc 2.100 07/01/30 457,014
500,000 AEP Texas, Inc 4.700 05/15/32 488,676
200,000 AEP Texas, Inc 3.800 10/01/47 154,927
100,000 AEP Texas, Inc 4.150 05/01/49 82,593
850,000 AEP Texas, Inc 3.450 05/15/51 623,587
200,000 AEP Transmission Co LLC 3.100 12/01/26 190,139
600,000 AEP Transmission Co LLC 4.000 12/01/46 512,652
500,000 AEP Transmission Co LLC 3.750 12/01/47 411,100
200,000 AEP Transmission Co LLC 4.250 09/15/48 175,094
300,000 AEP Transmission Co LLC 3.800 06/15/49 248,899

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 550,000 AEP Transmission Co LLC 2.750% 08/15/51 $ 365,648
300,000 AEP Transmission Co LLC 5.400 03/15/53 312,485
600,000 AES Corp 1.375 01/15/26 539,877
675,000 AES Corp 2.450 01/15/31 549,540
575,000 Alabama Power Co 1.450 09/15/30 461,135
200,000 Alabama Power Co 3.850 12/01/42 167,638
400,000 Alabama Power Co 3.750 03/01/45 321,757
300,000 Alabama Power Co 4.300 01/02/46 261,152
350,000 Alabama Power Co 3.700 12/01/47 276,886
1,000,000 Alabama Power Co 4.300 07/15/48 864,635
1,000,000 Alabama Power Co 3.125 07/15/51 708,727
1,000,000 Alabama Power Co 3.000 03/15/52 690,499
350,000 Ameren Corp 2.500 09/15/24 336,121
2,000,000 Ameren Corp 1.750 03/15/28 1,738,375
300,000 e Ameren Illinois Co 3.800 05/15/28 291,484
750,000 Ameren Illinois Co 1.550 11/15/30 604,737
500,000 Ameren Illinois Co 3.850 09/01/32 472,425
125,000 Ameren Illinois Co 4.150 03/15/46 107,577
1,150,000 Ameren Illinois Co 3.700 12/01/47 944,744
575,000 Ameren Illinois Co 4.500 03/15/49 532,407
325,000 Ameren Illinois Co 2.900 06/15/51 224,252
325,000 Ameren Illinois Co 5.900 12/01/52 363,052
350,000 American Electric Power Co, Inc 3.200 11/13/27 328,623
700,000 American Electric Power Co, Inc 4.300 12/01/28 682,465
500,000 American Electric Power Co, Inc 2.300 03/01/30 421,712
1,000,000 American Electric Power Co, Inc 5.625 03/01/33 1,034,377
1,000,000 American Electric Power Co, Inc 3.875 02/15/62 796,661
300,000 American Water Capital Corp 3.400 03/01/25 291,742
200,000 American Water Capital Corp 2.950 09/01/27 188,272
500,000 American Water Capital Corp 3.750 09/01/28 478,458
750,000 American Water Capital Corp 3.450 06/01/29 701,662
100,000 American Water Capital Corp 2.800 05/01/30 89,011
1,250,000 American Water Capital Corp 2.300 06/01/31 1,055,260
225,000 American Water Capital Corp 4.300 12/01/42 197,455
150,000 American Water Capital Corp 4.300 09/01/45 130,883
100,000 American Water Capital Corp 4.000 12/01/46 82,421
1,175,000 American Water Capital Corp 3.750 09/01/47 946,221
500,000 American Water Capital Corp 4.200 09/01/48 429,615
500,000 American Water Capital Corp 4.150 06/01/49 427,455
675,000 American Water Capital Corp 3.450 05/01/50 513,344
1,250,000 American Water Capital Corp 3.250 06/01/51 912,493
200,000 Appalachian Power Co 3.300 06/01/27 189,048
1,000,000 Appalachian Power Co 2.700 04/01/31 849,357
500,000 Appalachian Power Co 4.500 08/01/32 479,932
300,000 Appalachian Power Co 4.500 03/01/49 258,796
775,000 Appalachian Power Co 3.700 05/01/50 596,431
125,000 Aqua America, Inc 3.566 05/01/29 116,187
200,000 Aqua America, Inc 4.276 05/01/49 167,213
200,000 Arizona Public Service Co 2.950 09/15/27 185,126
1,000,000 Arizona Public Service Co 2.600 08/15/29 867,806
750,000 Arizona Public Service Co 6.350 12/15/32 814,633
350,000 Arizona Public Service Co 4.500 04/01/42 303,406
200,000 Arizona Public Service Co 4.350 11/15/45 164,946
410,000 Arizona Public Service Co 3.750 05/15/46 313,520
200,000 Arizona Public Service Co 4.200 08/15/48 161,986
200,000 Arizona Public Service Co 4.250 03/01/49 164,035
300,000 Arizona Public Service Co 3.500 12/01/49 218,037
500,000 Arizona Public Service Co 3.350 05/15/50 352,431
750,000 Arizona Public Service Co 2.650 09/15/50 468,006
900,000 Atlantic City Electric Co 4.000 10/15/28 873,422

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 425,000 Atlantic City Electric Co 2.300% 03/15/31 $ 357,737
1,000,000 Atmos Energy Corp 2.625 09/15/29 894,995
750,000 Atmos Energy Corp 1.500 01/15/31 598,672
175,000 Atmos Energy Corp 5.450 10/15/32 184,803
100,000 Atmos Energy Corp 5.500 06/15/41 100,889
125,000 Atmos Energy Corp 4.150 01/15/43 110,533
600,000 Atmos Energy Corp 4.125 10/15/44 520,754
500,000 Atmos Energy Corp 4.300 10/01/48 443,514
300,000 Atmos Energy Corp 4.125 03/15/49 257,769
1,500,000 Atmos Energy Corp 2.850 02/15/52 1,018,470
500,000 Atmos Energy Corp 5.750 10/15/52 545,272
500,000 Avangrid, Inc 3.150 12/01/24 484,570
300,000 Avangrid, Inc 3.200 04/15/25 287,100
625,000 Avangrid, Inc 3.800 06/01/29 586,589
150,000 Avista Corp 4.350 06/01/48 134,396
550,000 Avista Corp 4.000 04/01/52 464,678
200,000 Baltimore Gas & Electric Co 2.400 08/15/26 186,178
150,000 Baltimore Gas & Electric Co 3.500 08/15/46 115,833
200,000 Baltimore Gas & Electric Co 3.750 08/15/47 159,009
200,000 Baltimore Gas & Electric Co 4.250 09/15/48 174,702
500,000 Baltimore Gas & Electric Co 3.200 09/15/49 366,917
775,000 Baltimore Gas & Electric Co 2.900 06/15/50 532,802
1,500,000 Baltimore Gas and Electric Co 2.250 06/15/31 1,265,488
500,000 Baltimore Gas and Electric Co 4.550 06/01/52 455,814
350,000 Berkshire Hathaway Energy Co 3.500 02/01/25 343,930
175,000 Berkshire Hathaway Energy Co 3.250 04/15/28 166,133
2,500,000 Berkshire Hathaway Energy Co 1.650 05/15/31 2,004,009
950,000 Berkshire Hathaway Energy Co 6.125 04/01/36 1,045,692
1,032,000 Berkshire Hathaway Energy Co 5.950 05/15/37 1,110,604
725,000 Berkshire Hathaway Energy Co 5.150 11/15/43 711,299
975,000 Berkshire Hathaway Energy Co 4.500 02/01/45 871,352
1,250,000 Berkshire Hathaway Energy Co 3.800 07/15/48 1,004,009
1,025,000 Berkshire Hathaway Energy Co 4.450 01/15/49 922,350
2,500,000 Berkshire Hathaway Energy Co 2.850 05/15/51 1,717,918
200,000 Black Hills Corp 4.250 11/30/23 198,542
100,000 Black Hills Corp 3.950 01/15/26 96,980
100,000 Black Hills Corp 3.150 01/15/27 93,825
1,500,000 Black Hills Corp 5.950 03/15/28 1,553,754
550,000 Black Hills Corp 2.500 06/15/30 457,099
300,000 Black Hills Corp 4.350 05/01/33 275,406
200,000 Black Hills Corp 4.200 09/15/46 159,249
200,000 CenterPoint Energy Houston Electric LLC 2.400 09/01/26 186,118
300,000 CenterPoint Energy Houston Electric LLC 3.000 02/01/27 285,107
275,000 CenterPoint Energy Houston Electric LLC 2.350 04/01/31 234,528
100,000 CenterPoint Energy Houston Electric LLC 6.950 03/15/33 116,619
500,000 CenterPoint Energy Houston Electric LLC 4.950 04/01/33 510,608
300,000 CenterPoint Energy Houston Electric LLC 3.950 03/01/48 252,851
150,000 CenterPoint Energy Houston Electric LLC 2.900 07/01/50 104,300
875,000 CenterPoint Energy Houston Electric LLC 3.350 04/01/51 666,359
500,000 CenterPoint Energy Houston Electric LLC 3.600 03/01/52 395,451
100,000 CenterPoint Energy Houston Electric LLC 5.300 04/01/53 103,503
1,000,000 CenterPoint Energy Resources Corp 5.250 03/01/28 1,025,230
200,000 CenterPoint Energy Resources Corp 4.000 04/01/28 195,553
575,000 CenterPoint Energy Resources Corp 1.750 10/01/30 464,799
500,000 e CenterPoint Energy Resources Corp 4.400 07/01/32 485,598
1,000,000 CenterPoint Energy Resources Corp 5.400 03/01/33 1,034,044
700,000 CenterPoint Energy Resources Corp 4.100 09/01/47 590,170
500,000 CenterPoint Energy, Inc 2.500 09/01/24 478,194
135,000 CenterPoint Energy, Inc 4.250 11/01/28 129,313
750,000 CenterPoint Energy, Inc 2.950 03/01/30 657,873

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 CenterPoint Energy, Inc 2.650% 06/01/31 $ 846,547
500,000 CenterPoint Energy, Inc 3.700 09/01/49 381,265
3,200,000 Cheniere Corpus Christi Holdings LLC 3.700 11/15/29 2,945,465
2,000,000 Cheniere Corpus Christi Holdings LLC 2.742 12/31/39 1,650,367
2,500,000 Cigna Group 5.400 03/15/33 2,595,559
425,000 Cleco Corporate Holdings LLC 3.743 05/01/26 403,805
300,000 Cleco Corporate Holdings LLC 3.375 09/15/29 260,665
200,000 Cleco Corporate Holdings LLC 4.973 05/01/46 177,151
790,000 CMS Energy Corp 3.450 08/15/27 751,564
1,000,000 CMS Energy Corp 3.750 12/01/50 749,390
250,000 Commonwealth Edison Co 2.550 06/15/26 235,150
300,000 Commonwealth Edison Co 3.700 08/15/28 287,985
500,000 Commonwealth Edison Co 2.200 03/01/30 429,472
1,000,000 e Commonwealth Edison Co 3.150 03/15/32 894,151
1,000,000 e Commonwealth Edison Co 4.900 02/01/33 1,018,768
200,000 Commonwealth Edison Co 3.800 10/01/42 168,665
300,000 Commonwealth Edison Co 4.700 01/15/44 282,315
100,000 Commonwealth Edison Co 3.700 03/01/45 80,120
250,000 Commonwealth Edison Co 3.650 06/15/46 197,958
400,000 Commonwealth Edison Co 3.750 08/15/47 326,029
1,175,000 Commonwealth Edison Co 4.000 03/01/48 998,018
1,300,000 Commonwealth Edison Co 4.000 03/01/49 1,087,013
500,000 Commonwealth Edison Co 3.200 11/15/49 366,535
500,000 Commonwealth Edison Co 3.000 03/01/50 352,590
1,000,000 Commonwealth Edison Co 3.125 03/15/51 717,526
500,000 Commonwealth Edison Co 2.750 09/01/51 331,614
500,000 Commonwealth Edison Co 5.300 02/01/53 522,027
625,000 Connecticut Light & Power Co 3.200 03/15/27 597,653
400,000 Connecticut Light & Power Co 4.300 04/15/44 356,064
250,000 Connecticut Light & Power Co 4.150 06/01/45 215,977
775,000 Connecticut Light & Power Co 4.000 04/01/48 666,112
500,000 Connecticut Light and Power Co 2.050 07/01/31 415,356
500,000 Connecticut Light and Power Co 5.250 01/15/53 516,200
200,000 Consolidated Edison Co of New York, Inc 3.800 05/15/28 192,828
300,000 e Consolidated Edison Co of New York, Inc 4.000 12/01/28 293,014
100,000 Consolidated Edison Co of New York, Inc 3.350 04/01/30 92,126
2,000,000 Consolidated Edison Co of New York, Inc 2.400 06/15/31 1,694,244
1,000,000 Consolidated Edison Co of New York, Inc 5.200 03/01/33 1,031,322
200,000 Consolidated Edison Co of New York, Inc 4.200 03/15/42 174,490
550,000 Consolidated Edison Co of New York, Inc 3.950 03/01/43 462,833
1,475,000 Consolidated Edison Co of New York, Inc 4.450 03/15/44 1,319,945
150,000 Consolidated Edison Co of New York, Inc 4.500 12/01/45 133,753
400,000 Consolidated Edison Co of New York, Inc 3.850 06/15/46 321,772
400,000 Consolidated Edison Co of New York, Inc 3.875 06/15/47 325,202
300,000 Consolidated Edison Co of New York, Inc 4.650 12/01/48 274,366
500,000 Consolidated Edison Co of New York, Inc 4.125 05/15/49 417,652
700,000 Consolidated Edison Co of New York, Inc 3.950 04/01/50 579,190
1,000,000 Consolidated Edison Co of New York, Inc 3.200 12/01/51 719,572
1,000,000 Consolidated Edison Co of New York, Inc 6.150 11/15/52 1,127,054
850,000 Consolidated Edison Co of New York, Inc 4.625 12/01/54 758,407
200,000 Consolidated Edison Co of New York, Inc 4.300 12/01/56 167,561
1,300,000 Consolidated Edison Co of New York, Inc 4.000 11/15/57 1,044,166
400,000 Consolidated Edison Co of New York, Inc 4.500 05/15/58 346,053
1,000,000 Consolidated Edison Co of New York, Inc 3.700 11/15/59 749,500
1,000,000 Consolidated Edison Co of New York, Inc 3.000 12/01/60 658,047
1,000,000 Consolidated Edison Co of New York, Inc 3.600 06/15/61 751,865
750,000 Constellation Energy Generation LLC 5.600 03/01/28 771,828
750,000 Constellation Energy Generation LLC 5.800 03/01/33 773,547
200,000 Consumers Energy Co 3.375 08/15/23 196,771
500,000 Consumers Energy Co 4.650 03/01/28 503,723

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 250,000 Consumers Energy Co 3.800% 11/15/28 $ 240,912
275,000 Consumers Energy Co 3.600 08/15/32 254,422
500,000 Consumers Energy Co 4.625 05/15/33 498,587
600,000 Consumers Energy Co 3.950 07/15/47 505,602
600,000 Consumers Energy Co 4.050 05/15/48 513,735
350,000 Consumers Energy Co 4.350 04/15/49 316,302
500,000 Consumers Energy Co 3.750 02/15/50 407,041
500,000 Consumers Energy Co 3.100 08/15/50 360,231
150,000 Consumers Energy Co 3.500 08/01/51 116,995
500,000 Consumers Energy Co 2.650 08/15/52 329,421
500,000 Consumers Energy Co 4.200 09/01/52 439,413
500,000 Consumers Energy Co 2.500 05/01/60 292,793
300,000 Dayton Power & Light Co 3.950 06/15/49 236,943
200,000 Delmarva Power & Light Co 4.150 05/15/45 169,997
925,000 Dominion Energy South Carolina, Inc 2.300 12/01/31 765,059
300,000 Dominion Energy, Inc 3.300 03/15/25 289,497
1,750,000 Dominion Energy, Inc 3.900 10/01/25 1,707,101
1,000,000 Dominion Energy, Inc 1.450 04/15/26 900,545
775,000 Dominion Energy, Inc 3.600 03/15/27 745,315
500,000 Dominion Energy, Inc 4.250 06/01/28 486,299
303,000 Dominion Energy, Inc 3.375 04/01/30 275,403
500,000 Dominion Energy, Inc 2.250 08/15/31 411,698
500,000 Dominion Energy, Inc 4.350 08/15/32 477,312
1,000,000 Dominion Energy, Inc 5.375 11/15/32 1,024,769
475,000 Dominion Energy, Inc 3.300 04/15/41 366,076
200,000 Dominion Energy, Inc 4.700 12/01/44 178,223
500,000 Dominion Energy, Inc 4.600 03/15/49 436,523
500,000 Dominion Energy, Inc 4.850 08/15/52 452,767
225,000 Dominion Energy, Inc (Step Bond) 3.071 08/15/24 218,210
500,000 DTE Electric Co 1.900 04/01/28 441,251
1,500,000 DTE Electric Co 3.000 03/01/32 1,320,603
1,000,000 DTE Electric Co 5.200 04/01/33 1,032,129
200,000 DTE Electric Co 4.000 04/01/43 172,722
100,000 DTE Electric Co 3.700 06/01/46 79,282
500,000 DTE Electric Co 3.750 08/15/47 403,490
1,000,000 DTE Electric Co 4.050 05/15/48 854,051
525,000 DTE Electric Co 3.950 03/01/49 441,658
1,000,000 DTE Electric Co 2.950 03/01/50 702,272
400,000 DTE Electric Co 3.250 04/01/51 296,696
450,000 DTE Electric Co 3.650 03/01/52 357,766
1,000,000 DTE Energy Co 1.050 06/01/25 918,973
327,000 DTE Energy Co 3.400 06/15/29 299,787
500,000 DTE Energy Co 2.950 03/01/30 439,353
1,500,000 DTE Energy Co (Step Bond) 4.220 11/01/24 1,483,112
200,000 Duke Energy Carolinas LLC 2.950 12/01/26 188,848
500,000 Duke Energy Carolinas LLC 3.950 11/15/28 490,176
500,000 Duke Energy Carolinas LLC 2.450 08/15/29 436,558
1,500,000 Duke Energy Carolinas LLC 2.550 04/15/31 1,286,739
375,000 Duke Energy Carolinas LLC 2.850 03/15/32 325,898
1,000,000 Duke Energy Carolinas LLC 4.950 01/15/33 1,027,106
125,000 Duke Energy Carolinas LLC 5.300 02/15/40 128,156
300,000 Duke Energy Carolinas LLC 3.750 06/01/45 243,121
200,000 Duke Energy Carolinas LLC 3.875 03/15/46 163,267
1,750,000 Duke Energy Carolinas LLC 3.700 12/01/47 1,398,649
1,500,000 Duke Energy Carolinas LLC 3.950 03/15/48 1,248,337
1,000,000 Duke Energy Carolinas LLC 3.200 08/15/49 731,701
1,500,000 Duke Energy Carolinas LLC 3.450 04/15/51 1,135,220
1,000,000 Duke Energy Carolinas LLC 5.350 01/15/53 1,039,806
300,000 Duke Energy Corp 3.950 10/15/23 297,701
2,700,000 Duke Energy Corp 2.650 09/01/26 2,525,278

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 350,000 Duke Energy Corp 3.150% 08/15/27 $ 328,969
1,000,000 Duke Energy Corp 5.000 12/08/27 1,016,393
1,000,000 Duke Energy Corp 4.300 03/15/28 980,459
1,000,000 Duke Energy Corp 2.450 06/01/30 852,209
1,000,000 Duke Energy Corp 2.550 06/15/31 836,778
1,000,000 Duke Energy Corp 3.300 06/15/41 753,223
300,000 Duke Energy Corp 4.800 12/15/45 274,319
1,975,000 Duke Energy Corp 3.750 09/01/46 1,534,171
500,000 Duke Energy Corp 4.200 06/15/49 408,844
1,000,000 Duke Energy Corp 3.500 06/15/51 730,247
500,000 Duke Energy Corp 5.000 08/15/52 465,119
750,000 Duke Energy Corp 3.250 01/15/82 558,563
1,200,000 Duke Energy Florida LLC 3.200 01/15/27 1,144,766
1,000,000 Duke Energy Florida LLC 2.400 12/15/31 839,246
375,000 Duke Energy Florida LLC 6.400 06/15/38 426,063
500,000 Duke Energy Florida LLC 3.400 10/01/46 381,440
300,000 Duke Energy Florida LLC 4.200 07/15/48 262,444
1,000,000 Duke Energy Florida LLC 3.000 12/15/51 704,680
1,000,000 Duke Energy Florida LLC 5.950 11/15/52 1,112,663
300,000 Duke Energy Indiana LLC 3.750 05/15/46 238,944
500,000 Duke Energy Indiana LLC 3.250 10/01/49 365,546
275,000 Duke Energy Indiana LLC 2.750 04/01/50 181,673
500,000 Duke Energy Indiana LLC 5.400 04/01/53 509,194
200,000 Duke Energy Ohio, Inc 3.650 02/01/29 189,430
25,000 Duke Energy Ohio, Inc 2.125 06/01/30 20,887
750,000 Duke Energy Ohio, Inc 5.250 04/01/33 771,682
200,000 Duke Energy Ohio, Inc 3.700 06/15/46 153,151
200,000 Duke Energy Ohio, Inc 4.300 02/01/49 170,756
500,000 Duke Energy Ohio, Inc 5.650 04/01/53 524,297
300,000 Duke Energy Progress LLC 3.250 08/15/25 290,717
300,000 Duke Energy Progress LLC 3.700 09/01/28 287,746
5,357,000 Duke Energy Progress LLC 3.450 03/15/29 5,007,853
1,500,000 Duke Energy Progress LLC 2.000 08/15/31 1,228,739
750,000 Duke Energy Progress LLC 5.250 03/15/33 779,211
400,000 Duke Energy Progress LLC 4.375 03/30/44 355,785
500,000 Duke Energy Progress LLC 4.150 12/01/44 431,873
300,000 Duke Energy Progress LLC 4.200 08/15/45 257,837
500,000 Duke Energy Progress LLC 3.700 10/15/46 389,162
200,000 Duke Energy Progress LLC 3.600 09/15/47 156,070
600,000 Duke Energy Progress LLC 2.500 08/15/50 375,812
500,000 Duke Energy Progress LLC 2.900 08/15/51 341,068
750,000 Duke Energy Progress LLC 5.350 03/15/53 773,775
1,000,000 DXC Technology Co 1.800 09/15/26 877,132
250,000 Eastern Energy Gas Holdings LLC 2.500 11/15/24 240,847
134,000 Eastern Energy Gas Holdings LLC 3.600 12/15/24 130,416
800,000 Edison International 3.550 11/15/24 777,071
750,000 Edison International 5.750 06/15/27 765,730
300,000 Edison International 4.125 03/15/28 284,782
500,000 Edison International 6.950 11/15/29 540,906
200,000 e El Paso Electric Co 5.000 12/01/44 180,536
1,075,000 Emera US Finance LP 3.550 06/15/26 1,024,473
2,000,000 Emera US Finance LP 2.639 06/15/31 1,605,900
625,000 Emera US Finance LP 4.750 06/15/46 506,905
50,000 Empresa Nacional de Electricidad S.A. 4.250 04/15/24 48,875
675,000 Enel Chile S.A. 4.875 06/12/28 658,159
400,000 e Enersis Americas S.A. 4.000 10/25/26 383,000
175,000 Entergy Arkansas LLC 3.700 06/01/24 172,346
600,000 Entergy Arkansas LLC 3.500 04/01/26 584,561
1,000,000 Entergy Arkansas LLC 5.150 01/15/33 1,027,059
200,000 Entergy Arkansas LLC 4.200 04/01/49 171,031

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 425,000 Entergy Arkansas LLC 2.650% 06/15/51 $ 274,999
750,000 Entergy Arkansas LLC 3.350 06/15/52 552,699
1,000,000 Entergy Corp 0.900 09/15/25 900,354
1,300,000 Entergy Corp 2.950 09/01/26 1,221,335
1,000,000 Entergy Corp 1.900 06/15/28 870,987
175,000 Entergy Corp 2.800 06/15/30 151,429
625,000 Entergy Corp 2.400 06/15/31 517,553
500,000 Entergy Corp 3.750 06/15/50 378,436
605,000 Entergy Louisiana LLC 0.620 11/17/23 587,098
200,000 Entergy Louisiana LLC 2.400 10/01/26 184,856
200,000 Entergy Louisiana LLC 3.120 09/01/27 187,019
1,000,000 Entergy Louisiana LLC 1.600 12/15/30 789,888
1,000,000 Entergy Louisiana LLC 2.350 06/15/32 821,240
500,000 Entergy Louisiana LLC 4.000 03/15/33 467,729
500,000 Entergy Louisiana LLC 3.100 06/15/41 387,179
300,000 Entergy Louisiana LLC 4.200 09/01/48 260,046
300,000 Entergy Louisiana LLC 4.200 04/01/50 257,814
500,000 Entergy Louisiana LLC 4.750 09/15/52 469,715
800,000 Entergy Mississippi LLC 3.850 06/01/49 634,042
475,000 Entergy Mississippi LLC 3.500 06/01/51 356,946
1,000,000 Entergy Texas, Inc 4.000 03/30/29 967,906
575,000 Entergy Texas, Inc 1.750 03/15/31 462,862
200,000 Entergy Texas, Inc 4.500 03/30/39 182,699
700,000 Entergy Texas, Inc 3.550 09/30/49 532,959
750,000 Equitable Holdings, Inc 5.594 01/11/33 737,181
225,000 Essential Utilities, Inc 2.704 04/15/30 194,422
1,000,000 Essential Utilities, Inc 2.400 05/01/31 832,821
300,000 Essential Utilities, Inc 3.351 04/15/50 213,822
500,000 Essential Utilities, Inc 5.300 05/01/52 484,147
425,000 Evergy Kansas Central, Inc 3.450 04/15/50 321,195
1,000,000 Evergy Kansas Central, Inc 5.700 03/15/53 1,049,191
150,000 Evergy Metro, Inc 2.250 06/01/30 127,086
1,100,000 Evergy, Inc 2.450 09/15/24 1,053,552
100,000 Evergy, Inc 2.550 07/01/26 93,755
750,000 Evergy, Inc 2.900 09/15/29 672,180
300,000 Eversource Energy 3.800 12/01/23 296,221
300,000 Eversource Energy 2.900 10/01/24 289,240
100,000 Eversource Energy 0.800 08/15/25 90,926
1,000,000 Eversource Energy 1.400 08/15/26 895,467
200,000 Eversource Energy 3.300 01/15/28 187,525
1,000,000 Eversource Energy 5.450 03/01/28 1,036,225
300,000 Eversource Energy 4.250 04/01/29 294,588
100,000 Eversource Energy 1.650 08/15/30 80,473
1,000,000 Eversource Energy 2.550 03/15/31 850,999
1,000,000 Eversource Energy 3.375 03/01/32 897,825
1,100,000 Eversource Energy 3.450 01/15/50 832,792
425,000 Exelon Corp 3.400 04/15/26 408,357
1,500,000 Exelon Corp 2.750 03/15/27 1,402,719
1,000,000 Exelon Corp 5.150 03/15/28 1,017,415
1,000,000 Exelon Corp 3.350 03/15/32 890,844
750,000 Exelon Corp 5.300 03/15/33 763,022
500,000 Exelon Corp 4.950 06/15/35 492,531
975,000 Exelon Corp 4.450 04/15/46 838,807
100,000 Exelon Corp 4.700 04/15/50 90,635
500,000 Exelon Corp 4.100 03/15/52 410,434
500,000 Exelon Corp 5.600 03/15/53 509,198
1,500,000 Exelon Generation Co LLC 3.250 06/01/25 1,446,043
900,000 Exelon Generation Co LLC 6.250 10/01/39 948,356
625,000 Exelon Generation Co LLC 5.600 06/15/42 616,090
500,000 Florida Power & Light Co 3.250 06/01/24 491,432

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 907,000 Florida Power & Light Co 3.125% 12/01/25 $ 878,436
750,000 Florida Power & Light Co 5.050 04/01/28 774,949
1,000,000 Florida Power & Light Co 2.450 02/03/32 853,788
750,000 Florida Power & Light Co 5.100 04/01/33 777,109
100,000 Florida Power & Light Co 4.125 02/01/42 87,945
200,000 Florida Power & Light Co 4.050 06/01/42 177,083
450,000 Florida Power & Light Co 3.800 12/15/42 382,584
400,000 Florida Power & Light Co 4.050 10/01/44 350,233
500,000 Florida Power & Light Co 3.700 12/01/47 414,105
1,675,000 Florida Power & Light Co 3.950 03/01/48 1,441,566
500,000 Florida Power & Light Co 4.125 06/01/48 438,078
1,100,000 Florida Power & Light Co 3.990 03/01/49 953,576
400,000 Florida Power & Light Co 3.150 10/01/49 300,526
500,000 Florida Power & Light Co 2.875 12/04/51 350,869
750,000 Florida Power & Light Co 5.300 04/01/53 797,202
768,000 Fortis, Inc 3.055 10/04/26 720,681
600,000 Georgia Power Co 2.200 09/15/24 575,955
100,000 Georgia Power Co 3.250 04/01/26 95,418
700,000 Georgia Power Co 3.250 03/30/27 662,290
700,000 Georgia Power Co 2.650 09/15/29 615,678
625,000 Georgia Power Co 4.300 03/15/42 551,455
700,000 Georgia Power Co 4.300 03/15/43 604,993
2,500,000 Georgia Power Co 3.250 03/15/51 1,787,340
200,000 Gulf Power Co 3.300 05/30/27 191,256
250,000 Iberdrola International BV 5.810 03/15/25 254,710
400,000 Iberdrola International BV 6.750 07/15/36 454,771
425,000 Idaho Power Co 5.500 03/15/53 441,690
500,000 Indiana Michigan Power Co 3.850 05/15/28 483,141
225,000 Indiana Michigan Power Co 4.550 03/15/46 197,915
100,000 Indiana Michigan Power Co 3.750 07/01/47 78,210
300,000 Indiana Michigan Power Co 4.250 08/15/48 256,352
675,000 Indiana Michigan Power Co 3.250 05/01/51 477,266
500,000 Indiana Michigan Power Co 5.625 04/01/53 520,621
500,000 Interstate Power & Light Co 3.250 12/01/24 485,652
725,000 Interstate Power & Light Co 4.100 09/26/28 710,274
325,000 Interstate Power & Light Co 3.600 04/01/29 303,941
125,000 Interstate Power & Light Co 2.300 06/01/30 104,553
100,000 Interstate Power & Light Co 6.250 07/15/39 107,470
100,000 Interstate Power & Light Co 3.700 09/15/46 76,926
300,000 Interstate Power & Light Co 3.500 09/30/49 225,017
1,000,000 Interstate Power and Light Co 3.100 11/30/51 685,690
1,000,000 IPALCO Enterprises, Inc 3.700 09/01/24 971,612
100,000 IPALCO Enterprises, Inc 4.250 05/01/30 92,065
300,000 ITC Holdings Corp 3.650 06/15/24 294,090
100,000 ITC Holdings Corp 3.250 06/30/26 95,111
900,000 ITC Holdings Corp 3.350 11/15/27 847,380
200,000 Kansas City Power & Light Co 3.650 08/15/25 193,108
100,000 Kansas City Power & Light Co 5.300 10/01/41 98,759
650,000 Kansas City Power & Light Co 4.200 06/15/47 549,392
100,000 Kansas City Power & Light Co 4.200 03/15/48 84,444
300,000 Kansas City Power & Light Co 4.125 04/01/49 251,825
1,000,000 Kentucky Utilities Co 5.450 04/15/33 1,039,909
300,000 Kentucky Utilities Co 4.375 10/01/45 257,277
400,000 Kentucky Utilities Co 3.300 06/01/50 289,931
250,000 KeySpan Corp 5.803 04/01/35 255,931
300,000 Louisville Gas & Electric Co 4.250 04/01/49 258,425
1,000,000 Louisville Gas and Electric Co 5.450 04/15/33 1,039,200
575,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 574,084
1,000,000 Medtronic Global Holdings S.C.A 4.500 03/30/33 1,000,909
1,500,000 MidAmerican Energy Co 3.100 05/01/27 1,418,932

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 575,000 MidAmerican Energy Co 3.650% 04/15/29 $ 548,435
200,000 MidAmerican Energy Co 4.800 09/15/43 192,564
200,000 MidAmerican Energy Co 4.400 10/15/44 182,895
200,000 MidAmerican Energy Co 4.250 05/01/46 174,696
500,000 MidAmerican Energy Co 3.950 08/01/47 426,717
1,000,000 MidAmerican Energy Co 3.650 08/01/48 809,276
300,000 MidAmerican Energy Co 4.250 07/15/49 268,099
300,000 MidAmerican Energy Co 3.150 04/15/50 219,929
1,000,000 MidAmerican Energy Co 2.700 08/01/52 677,179
500,000 Mississippi Power Co 3.950 03/30/28 480,994
750,000 Mississippi Power Co 4.250 03/15/42 639,444
1,000,000 Mississippi Power Co 3.100 07/30/51 687,648
1,000,000 MPLX LP 5.000 03/01/33 978,570
600,000 MPLX LP 5.650 03/01/53 577,002
300,000 National Fuel Gas Co 5.200 07/15/25 299,686
300,000 National Fuel Gas Co 5.500 01/15/26 299,934
200,000 National Fuel Gas Co 3.950 09/15/27 187,869
200,000 National Fuel Gas Co 4.750 09/01/28 192,926
1,100,000 National Fuel Gas Co 2.950 03/01/31 883,850
1,000,000 Nevada Power Co 3.700 05/01/29 960,617
500,000 Nevada Power Co 2.400 05/01/30 432,300
500,000 Nevada Power Co 3.125 08/01/50 355,703
500,000 Nevada Power Co 5.900 05/01/53 554,622
1,500,000 NextEra Energy Capital Holdings, Inc 4.255 09/01/24 1,485,933
1,250,000 NextEra Energy Capital Holdings, Inc 4.450 06/20/25 1,241,436
1,125,000 NextEra Energy Capital Holdings, Inc 3.550 05/01/27 1,075,352
1,250,000 NextEra Energy Capital Holdings, Inc 4.625 07/15/27 1,246,634
1,000,000 NextEra Energy Capital Holdings, Inc 4.900 02/28/28 1,006,613
2,500,000 NextEra Energy Capital Holdings, Inc 1.900 06/15/28 2,195,258
300,000 NextEra Energy Capital Holdings, Inc 3.500 04/01/29 281,863
450,000 NextEra Energy Capital Holdings, Inc 2.750 11/01/29 399,806
1,500,000 NextEra Energy Capital Holdings, Inc 5.000 02/28/30 1,515,357
2,980,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 2,518,935
1,000,000 NextEra Energy Capital Holdings, Inc 2.440 01/15/32 829,310
450,000 NextEra Energy Capital Holdings, Inc 5.000 07/15/32 452,902
1,500,000 NextEra Energy Capital Holdings, Inc 5.050 02/28/33 1,504,112
1,000,000 NextEra Energy Capital Holdings, Inc 3.000 01/15/52 673,200
1,000,000 NextEra Energy Capital Holdings, Inc 5.250 02/28/53 985,616
1,700,000 NextEra Energy Capital Holdings, Inc 5.650 05/01/79 1,496,113
1,000,000 NextEra Energy Capital Holdings, Inc 3.800 03/15/82 825,000
500,000 NiSource, Inc 0.950 08/15/25 454,873
1,000,000 NiSource, Inc 3.490 05/15/27 947,978
1,500,000 NiSource, Inc 5.250 03/30/28 1,525,862
750,000 NiSource, Inc 2.950 09/01/29 666,507
200,000 NiSource, Inc 3.600 05/01/30 184,542
800,000 NiSource, Inc 1.700 02/15/31 633,255
77,000 NiSource, Inc 5.950 06/15/41 80,628
700,000 NiSource, Inc 5.250 02/15/43 695,493
450,000 NiSource, Inc 4.800 02/15/44 414,657
815,000 NiSource, Inc 5.650 02/01/45 841,786
350,000 NiSource, Inc 4.375 05/15/47 304,113
500,000 NiSource, Inc 3.950 03/30/48 403,587
200,000 NiSource, Inc 5.000 06/15/52 190,068
600,000 Northern States Power Co 2.250 04/01/31 508,751
425,000 Northern States Power Co 5.350 11/01/39 439,751
175,000 Northern States Power Co 3.600 05/15/46 138,942
1,950,000 Northern States Power Co 3.600 09/15/47 1,566,803
325,000 Northern States Power Co 2.900 03/01/50 229,520
750,000 Northern States Power Co 2.600 06/01/51 498,079
1,000,000 Northern States Power Co 3.200 04/01/52 733,455

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 400,000 Northern States Power Co 4.500% 06/01/52 $ 368,653
1,000,000 Northwest Pipeline LLC 4.000 04/01/27 967,672
200,000 NorthWestern Corp 4.176 11/15/44 171,995
300,000 NSTAR Electric Co 3.200 05/15/27 284,455
1,000,000 NSTAR Electric Co 1.950 08/15/31 813,476
1,100,000 NSTAR Electric Co 3.100 06/01/51 787,234
350,000 NSTAR Electric Co 4.550 06/01/52 326,125
1,000,000 Nutrien Ltd 5.950 11/07/25 1,028,122
1,000,000 Nutrien Ltd 4.900 03/27/28 999,707
750,000 Nutrien Ltd 5.800 03/27/53 772,488
1,000,000 nVent Finance Sarl 2.750 11/15/31 810,070
200,000 Nvent Finance Sarl 4.550 04/15/28 189,899
500,000 g Oglethorpe Power Corp 4.500 04/01/47 425,071
500,000 Oglethorpe Power Corp 5.050 10/01/48 456,205
750,000 Oglethorpe Power Corp 3.750 08/01/50 575,872
500,000 Oglethorpe Power Corp 5.250 09/01/50 472,319
2,000,000 Ohio Power Co 1.625 01/15/31 1,587,972
500,000 Ohio Power Co 4.150 04/01/48 429,784
1,500,000 Ohio Power Co 4.000 06/01/49 1,251,888
1,000,000 Ohio Power Co 2.900 10/01/51 682,887
200,000 Oklahoma Gas & Electric Co 3.800 08/15/28 192,812
500,000 Oklahoma Gas & Electric Co 3.300 03/15/30 454,081
100,000 Oklahoma Gas & Electric Co 3.250 04/01/30 90,471
200,000 Oklahoma Gas & Electric Co 4.150 04/01/47 168,067
200,000 Oklahoma Gas & Electric Co 3.850 08/15/47 158,919
500,000 Oklahoma Gas and Electric Co 5.400 01/15/33 515,485
1,000,000 h Oklahoma Gas and Electric Co 5.600 04/01/53 1,027,381
400,000 Oncor Electric Delivery Co LLC 2.950 04/01/25 386,570
1,000,000 Oncor Electric Delivery Co LLC 0.550 10/01/25 903,689
750,000 Oncor Electric Delivery Co LLC 3.700 11/15/28 726,029
1,500,000 Oncor Electric Delivery Co LLC 5.750 03/15/29 1,591,086
425,000 Oncor Electric Delivery Co LLC 4.150 06/01/32 410,145
500,000 Oncor Electric Delivery Co LLC 4.550 09/15/32 497,495
100,000 Oncor Electric Delivery Co LLC 5.250 09/30/40 100,994
550,000 Oncor Electric Delivery Co LLC 4.550 12/01/41 519,102
56,000 Oncor Electric Delivery Co LLC 5.300 06/01/42 57,797
300,000 Oncor Electric Delivery Co LLC 3.750 04/01/45 251,024
400,000 Oncor Electric Delivery Co LLC 3.800 09/30/47 331,585
200,000 Oncor Electric Delivery Co LLC 4.100 11/15/48 173,784
500,000 Oncor Electric Delivery Co LLC 3.800 06/01/49 418,870
500,000 Oncor Electric Delivery Co LLC 3.100 09/15/49 367,829
200,000 Oncor Electric Delivery Co LLC 3.700 05/15/50 163,323
550,000 Oncor Electric Delivery Co LLC 2.700 11/15/51 372,337
500,000 Oncor Electric Delivery Co LLC 4.950 09/15/52 493,741
164,000 Oncor Electric Delivery Co LLC 5.350 10/01/52 171,367
100,000 ONE Gas, Inc 2.000 05/15/30 84,920
500,000 ONE Gas, Inc 4.250 09/01/32 486,544
100,000 ONE Gas, Inc 4.658 02/01/44 91,707
500,000 ONE Gas, Inc 4.500 11/01/48 438,667
700,000 ONEOK Partners LP 4.900 03/15/25 695,443
130,000 ONEOK Partners LP 6.650 10/01/36 135,015
250,000 ONEOK Partners LP 6.850 10/15/37 263,895
100,000 ONEOK Partners LP 6.125 02/01/41 97,940
825,000 ONEOK, Inc 6.100 11/15/32 854,077
5,000,000 Pacific Gas and Electric Co 3.150 01/01/26 4,664,936
500,000 Pacific Gas and Electric Co 5.450 06/15/27 494,743
3,000,000 Pacific Gas and Electric Co 2.100 08/01/27 2,616,273
1,500,000 Pacific Gas and Electric Co 3.000 06/15/28 1,331,473
1,000,000 Pacific Gas and Electric Co 4.200 03/01/29 913,800
3,000,000 Pacific Gas and Electric Co 4.550 07/01/30 2,811,269

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 3,000,000 Pacific Gas and Electric Co 2.500% 02/01/31 $ 2,430,393
2,000,000 Pacific Gas and Electric Co 3.250 06/01/31 1,694,426
1,000,000 Pacific Gas and Electric Co 4.400 03/01/32 899,752
500,000 Pacific Gas and Electric Co 5.900 06/15/32 499,533
500,000 Pacific Gas and Electric Co 6.150 01/15/33 513,186
750,000 Pacific Gas and Electric Co 4.500 07/01/40 615,618
1,000,000 Pacific Gas and Electric Co 3.300 08/01/40 709,274
1,500,000 Pacific Gas and Electric Co 4.200 06/01/41 1,182,901
1,200,000 Pacific Gas and Electric Co 4.950 07/01/50 988,635
2,300,000 Pacific Gas and Electric Co 3.500 08/01/50 1,517,547
1,000,000 Pacific Gas and Electric Co 5.250 03/01/52 850,925
500,000 Pacific Gas and Electric Co 6.750 01/15/53 516,679
400,000 Pacific Gas and Electric Co 6.700 04/01/53 411,304
500,000 PacifiCorp 3.500 06/15/29 471,205
500,000 PacifiCorp 2.700 09/15/30 441,899
850,000 PacifiCorp 6.000 01/15/39 923,920
300,000 PacifiCorp 4.125 01/15/49 256,305
1,300,000 PacifiCorp 4.150 02/15/50 1,113,803
250,000 PacifiCorp 3.300 03/15/51 184,273
2,000,000 PacifiCorp 2.900 06/15/52 1,371,533
750,000 PacifiCorp 5.350 12/01/53 767,507
200,000 PECO Energy Co 3.150 10/15/25 192,927
200,000 PECO Energy Co 4.150 10/01/44 174,626
200,000 PECO Energy Co 3.700 09/15/47 161,529
1,200,000 PECO Energy Co 3.900 03/01/48 1,012,339
125,000 PECO Energy Co 3.000 09/15/49 89,213
100,000 PECO Energy Co 2.800 06/15/50 67,846
475,000 PECO Energy Co 3.050 03/15/51 337,079
1,000,000 PECO Energy Co 2.850 09/15/51 683,071
500,000 PECO Energy Co 4.600 05/15/52 466,327
500,000 PECO Energy Co 4.375 08/15/52 452,449
469,084 PG&E WILDFIRE RECOVERY 3.594 06/01/30 447,808
250,000 PG&E WILDFIRE RECOVERY 4.263 06/01/36 242,000
250,000 PG&E WILDFIRE RECOVERY 4.377 06/01/39 225,394
1,000,000 PG&E WILDFIRE RECOVERY 4.451 12/01/47 925,534
1,000,000 PG&E WILDFIRE RECOVERY 4.674 12/01/51 942,183
500,000 PG&E Wildfire Recovery Funding LLC 4.022 06/01/31 487,050
500,000 PG&E Wildfire Recovery Funding LLC 4.722 06/01/37 499,623
500,000 PG&E Wildfire Recovery Funding LLC 5.081 06/01/41 508,568
750,000 PG&E Wildfire Recovery Funding LLC 5.212 12/01/47 768,856
750,000 PG&E Wildfire Recovery Funding LLC 5.099 06/01/52 763,359
1,000,000 Piedmont Natural Gas Co, Inc 2.500 03/15/31 834,280
200,000 Piedmont Natural Gas Co, Inc 4.650 08/01/43 178,181
1,600,000 Piedmont Natural Gas Co, Inc 3.350 06/01/50 1,130,268
1,000,000 Piedmont Natural Gas Co, Inc 5.050 05/15/52 928,255
1,000,000 Pinnacle West Capital Corp 1.300 06/15/25 921,501
900,000 Potomac Electric Power Co 4.150 03/15/43 789,812
950,000 PPL Capital Funding, Inc 3.100 05/15/26 900,629
1,500,000 PPL Electric Utilities Corp 5.000 05/15/33 1,532,208
200,000 PPL Electric Utilities Corp 4.125 06/15/44 174,265
275,000 PPL Electric Utilities Corp 4.150 10/01/45 239,755
500,000 PPL Electric Utilities Corp 3.950 06/01/47 427,416
200,000 PPL Electric Utilities Corp 4.150 06/15/48 177,307
525,000 PPL Electric Utilities Corp 3.000 10/01/49 377,895
1,000,000 PPL Electric Utilities Corp 5.250 05/15/53 1,034,765
250,000 Public Service Co of Colorado 3.700 06/15/28 241,622
1,000,000 Public Service Co of Colorado 1.900 01/15/31 826,198
1,050,000 Public Service Co of Colorado 1.875 06/15/31 857,674
275,000 Public Service Co of Colorado 4.100 06/01/32 264,505
200,000 Public Service Co of Colorado 3.800 06/15/47 164,868

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 100,000 Public Service Co of Colorado 4.100% 06/15/48 $ 84,837
300,000 Public Service Co of Colorado 4.050 09/15/49 253,142
400,000 Public Service Co of Colorado 3.200 03/01/50 295,901
350,000 Public Service Co of Colorado 2.700 01/15/51 232,660
1,000,000 Public Service Co of Colorado 5.250 04/01/53 1,018,606
1,200,000 Public Service Co of New Hampshire 2.200 06/15/31 1,012,645
100,000 Public Service Co of New Hampshire 3.600 07/01/49 80,113
500,000 Public Service Co of New Hampshire 5.150 01/15/53 506,653
500,000 Public Service Co of Oklahoma 2.200 08/15/31 408,670
1,000,000 Public Service Co of Oklahoma 5.250 01/15/33 1,020,077
500,000 Public Service Co of Oklahoma 3.150 08/15/51 345,152
300,000 Public Service Electric & Gas Co 2.250 09/15/26 275,476
450,000 Public Service Electric & Gas Co 3.000 05/15/27 425,095
250,000 Public Service Electric & Gas Co 3.700 05/01/28 240,858
500,000 Public Service Electric & Gas Co 2.450 01/15/30 440,431
200,000 Public Service Electric & Gas Co 3.800 01/01/43 168,748
600,000 Public Service Electric & Gas Co 3.800 03/01/46 497,092
200,000 Public Service Electric & Gas Co 3.600 12/01/47 160,596
250,000 Public Service Electric & Gas Co 4.050 05/01/48 215,861
500,000 Public Service Electric & Gas Co 3.850 05/01/49 416,004
575,000 Public Service Electric & Gas Co 3.200 08/01/49 431,146
500,000 Public Service Electric & Gas Co 3.150 01/01/50 373,091
175,000 Public Service Electric & Gas Co 2.700 05/01/50 118,454
425,000 Public Service Electric & Gas Co 2.050 08/01/50 251,959
1,000,000 Public Service Electric and Gas Co 0.950 03/15/26 908,386
1,000,000 Public Service Electric and Gas Co 1.900 08/15/31 813,516
225,000 Public Service Electric and Gas Co 4.900 12/15/32 230,180
500,000 Public Service Electric and Gas Co 4.650 03/15/33 502,151
2,000,000 e Public Service Electric and Gas Co 3.000 03/01/51 1,440,783
200,000 Public Service Electric and Gas Co 5.125 03/15/53 204,935
400,000 Public Service Enterprise Group, Inc 0.800 08/15/25 366,183
1,000,000 Public Service Enterprise Group, Inc 5.850 11/15/27 1,039,379
400,000 Public Service Enterprise Group, Inc 1.600 08/15/30 320,007
1,000,000 Public Service Enterprise Group, Inc 2.450 11/15/31 827,717
1,585,000 Puget Energy, Inc 3.650 05/15/25 1,530,577
1,000,000 Puget Energy, Inc 2.379 06/15/28 880,872
1,000,000 Puget Energy, Inc 4.100 06/15/30 923,357
250,000 Puget Sound Energy, Inc 5.757 10/01/39 261,969
200,000 Puget Sound Energy, Inc 4.300 05/20/45 172,753
275,000 Puget Sound Energy, Inc 3.250 09/15/49 201,788
750,000 Puget Sound Energy, Inc 2.893 09/15/51 502,599
1,000,000 g Sabine Pass Liquefaction LLC 5.900 09/15/37 1,022,888
800,000 San Diego Gas & Electric Co 2.500 05/15/26 748,958
500,000 San Diego Gas & Electric Co 1.700 10/01/30 407,934
300,000 San Diego Gas & Electric Co 3.750 06/01/47 243,590
300,000 San Diego Gas & Electric Co 4.150 05/15/48 260,125
750,000 San Diego Gas & Electric Co 4.100 06/15/49 634,658
675,000 San Diego Gas & Electric Co 2.950 08/15/51 469,471
1,000,000 San Diego Gas & Electric Co 3.700 03/15/52 807,503
1,000,000 San Diego Gas & Electric Co 5.350 04/01/53 1,029,847
1,000,000 Santander UK Group Holdings plc 6.534 01/10/29 1,016,695
1,525,000 Sempra Energy 3.250 06/15/27 1,426,468
675,000 Sempra Energy 3.400 02/01/28 634,030
825,000 Sempra Energy 3.800 02/01/38 710,534
125,000 Sempra Energy 6.000 10/15/39 131,701
850,000 Sempra Energy 4.000 02/01/48 691,256
1,380,000 Sempra Energy 4.125 04/01/52 1,111,749
869,000 Sierra Pacific Power Co 2.600 05/01/26 819,804
50,000 South Carolina Electric & Gas Co 5.300 05/15/33 51,832
125,000 South Carolina Electric & Gas Co 5.450 02/01/41 127,631

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 800,000 South Carolina Electric & Gas Co 4.600% 06/15/43 $ 737,673
100,000 Southern California Edison Co 3.400 06/01/23 99,433
500,000 Southern California Edison Co 0.975 08/01/24 473,042
500,000 Southern California Edison Co 3.700 08/01/25 487,218
1,000,000 Southern California Edison Co 1.200 02/01/26 900,051
500,000 Southern California Edison Co 4.700 06/01/27 500,909
750,000 Southern California Edison Co 5.850 11/01/27 790,242
750,000 Southern California Edison Co 3.650 03/01/28 708,342
1,000,000 Southern California Edison Co 5.300 03/01/28 1,025,087
500,000 Southern California Edison Co 4.200 03/01/29 483,452
600,000 Southern California Edison Co 2.850 08/01/29 536,601
1,750,000 Southern California Edison Co 2.250 06/01/30 1,486,502
1,500,000 Southern California Edison Co 2.500 06/01/31 1,270,818
500,000 Southern California Edison Co 2.750 02/01/32 429,179
750,000 Southern California Edison Co 5.950 11/01/32 812,435
185,000 Southern California Edison Co 6.050 03/15/39 196,238
300,000 Southern California Edison Co 4.500 09/01/40 266,491
825,000 Southern California Edison Co 4.650 10/01/43 748,607
450,000 Southern California Edison Co 3.600 02/01/45 339,982
1,937,000 Southern California Edison Co 4.000 04/01/47 1,590,631
1,675,000 Southern California Edison Co 4.125 03/01/48 1,384,891
1,500,000 Southern California Edison Co 2.950 02/01/51 1,009,916
1,000,000 Southern California Edison Co 3.650 06/01/51 762,742
500,000 Southern California Edison Co 3.450 02/01/52 365,941
1,000,000 Southern California Edison Co 5.700 03/01/53 1,040,550
200,000 Southern California Gas Co 3.200 06/15/25 194,082
200,000 Southern California Gas Co 2.600 06/15/26 187,896
1,000,000 Southern California Gas Co 2.950 04/15/27 936,554
500,000 Southern California Gas Co 2.550 02/01/30 436,663
150,000 Southern California Gas Co 3.750 09/15/42 123,186
500,000 Southern California Gas Co 4.125 06/01/48 416,869
300,000 Southern California Gas Co 4.300 01/15/49 253,824
500,000 Southern California Gas Co 3.950 02/15/50 401,813
500,000 Southern California Gas Co 6.350 11/15/52 575,813
2,000,000 Southern Co 5.113 08/01/27 2,004,232
1,500,000 Southern Co 1.750 03/15/28 1,295,512
2,500,000 Southern Co 3.700 04/30/30 2,338,407
400,000 Southern Co 4.250 07/01/36 366,989
800,000 Southern Co 4.400 07/01/46 697,200
1,000,000 Southern Co 4.000 01/15/51 917,437
1,500,000 Southern Co 3.750 09/15/51 1,258,260
400,000 Southern Co Gas Capital Corp 3.250 06/15/26 383,242
500,000 Southern Co Gas Capital Corp 1.750 01/15/31 398,361
275,000 Southern Co Gas Capital Corp 4.400 06/01/43 231,695
100,000 Southern Co Gas Capital Corp 3.950 10/01/46 77,471
900,000 Southern Co Gas Capital Corp 4.400 05/30/47 769,120
175,000 Southern Co Gas Capital Corp 3.150 09/30/51 120,608
200,000 Southern Power Co 4.150 12/01/25 195,254
950,000 Southern Power Co 0.900 01/15/26 856,051
300,000 Southern Power Co 4.950 12/15/46 270,007
500,000 Southwest Gas Corp 5.800 12/01/27 515,555
500,000 Southwest Gas Corp 5.450 03/23/28 504,711
150,000 Southwest Gas Corp 3.700 04/01/28 141,282
100,000 Southwest Gas Corp 2.200 06/15/30 82,520
500,000 Southwest Gas Corp 4.050 03/15/32 459,755
100,000 Southwest Gas Corp 3.800 09/29/46 75,433
500,000 Southwest Gas Corp 4.150 06/01/49 398,351
1,000,000 Southwest Gas Corp 3.180 08/15/51 668,224
500,000 Southwestern Electric Power Co 2.750 10/01/26 464,140
675,000 Southwestern Electric Power Co 4.100 09/15/28 653,835

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Southwestern Electric Power Co 5.300% 04/01/33 $ 503,755
750,000 Southwestern Electric Power Co 3.850 02/01/48 576,956
750,000 Southwestern Electric Power Co 3.250 11/01/51 521,740
600,000 Southwestern Public Service Co 4.500 08/15/41 539,079
300,000 Southwestern Public Service Co 3.400 08/15/46 222,793
225,000 Southwestern Public Service Co 3.700 08/15/47 175,413
200,000 Southwestern Public Service Co 4.400 11/15/48 174,991
750,000 Southwestern Public Service Co 3.750 06/15/49 588,650
650,000 Southwestern Public Service Co 3.150 05/01/50 467,982
500,000 Spire Missouri, Inc 4.800 02/15/33 498,961
1,500,000 Spire Missouri, Inc 3.300 06/01/51 1,089,994
1,000,000 System Energy Resources, Inc 6.000 04/15/28 1,027,358
1,000,000 Tampa Electric Co 2.400 03/15/31 836,152
100,000 Tampa Electric Co 4.100 06/15/42 84,662
175,000 Tampa Electric Co 4.350 05/15/44 151,622
200,000 Tampa Electric Co 4.300 06/15/48 171,322
200,000 Tampa Electric Co 4.450 06/15/49 174,335
575,000 Tampa Electric Co 3.625 06/15/50 440,040
925,000 Tampa Electric Co 3.450 03/15/51 682,728
300,000 TC PipeLines LP 4.375 03/13/25 294,825
350,000 TC PipeLines LP 3.900 05/25/27 337,685
200,000 Tucson Electric Power Co 3.050 03/15/25 193,436
125,000 Tucson Electric Power Co 1.500 08/01/30 99,693
200,000 Tucson Electric Power Co 4.850 12/01/48 182,248
2,000,000 Tucson Electric Power Co 3.250 05/01/51 1,398,107
500,000 Tucson Electric Power Co 5.500 04/15/53 507,275
200,000 Union Electric Co 2.950 06/15/27 189,107
300,000 Union Electric Co 3.500 03/15/29 283,108
500,000 Union Electric Co 2.950 03/15/30 450,168
1,000,000 Union Electric Co 2.150 03/15/32 818,575
100,000 Union Electric Co 8.450 03/15/39 129,664
100,000 Union Electric Co 3.900 09/15/42 84,242
100,000 Union Electric Co 3.650 04/15/45 79,424
200,000 Union Electric Co 4.000 04/01/48 165,364
1,000,000 Union Electric Co 3.250 10/01/49 730,064
675,000 Union Electric Co 2.625 03/15/51 442,131
125,000 Union Electric Co 3.900 04/01/52 104,815
325,000 Union Electric Co 5.450 03/15/53 339,723
100,000 United Utilities plc 6.875 08/15/28 109,459
900,000 Virginia Electric & Power Co 2.950 11/15/26 846,275
1,750,000 Virginia Electric & Power Co 3.500 03/15/27 1,680,277
2,000,000 Virginia Electric & Power Co 3.800 04/01/28 1,937,529
1,000,000 Virginia Electric & Power Co 2.875 07/15/29 906,593
250,000 Virginia Electric & Power Co 4.650 08/15/43 226,867
400,000 Virginia Electric & Power Co 4.450 02/15/44 354,149
200,000 Virginia Electric & Power Co 4.200 05/15/45 168,699
1,100,000 Virginia Electric & Power Co 4.000 11/15/46 898,375
700,000 Virginia Electric & Power Co 3.800 09/15/47 558,683
1,300,000 Virginia Electric & Power Co 4.600 12/01/48 1,178,184
500,000 Virginia Electric & Power Co 3.300 12/01/49 368,309
500,000 Virginia Electric and Power Co 3.750 05/15/27 484,993
1,000,000 Virginia Electric and Power Co 2.300 11/15/31 829,859
1,000,000 Virginia Electric and Power Co 2.400 03/30/32 832,053
750,000 Virginia Electric and Power Co 5.000 04/01/33 755,718
500,000 Virginia Electric and Power Co 2.450 12/15/50 307,703
500,000 Virginia Electric and Power Co 4.625 05/15/52 454,025
1,500,000 Virginia Electric and Power Co 5.450 04/01/53 1,531,722
200,000 Washington Gas Light Co 3.796 09/15/46 159,179
700,000 Washington Gas Light Co 3.650 09/15/49 535,269
365,000 WEC Energy Group, Inc 3.550 06/15/25 351,208

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 WEC Energy Group, Inc 5.150% 10/01/27 $ 1,017,416
500,000 WEC Energy Group, Inc 1.375 10/15/27 433,504
1,000,000 WEC Energy Group, Inc 4.750 01/15/28 998,841
500,000 WEC Energy Group, Inc 1.800 10/15/30 404,270
500,000 Westar Energy, Inc 4.125 03/01/42 430,511
175,000 Westar Energy, Inc 4.100 04/01/43 152,977
375,000 Westar Energy, Inc 3.250 09/01/49 271,160
3,500,000 Western Midstream Operating LP 6.150 04/01/33 3,547,464
175,000 Wisconsin Electric Power Co 2.050 12/15/24 166,811
1,000,000 Wisconsin Electric Power Co 1.700 06/15/28 871,466
575,000 Wisconsin Electric Power Co 4.750 09/30/32 578,209
200,000 Wisconsin Electric Power Co 5.625 05/15/33 213,119
200,000 Wisconsin Electric Power Co 4.300 10/15/48 175,930
325,000 Wisconsin Power & Light Co 3.050 10/15/27 304,903
500,000 Wisconsin Power & Light Co 3.000 07/01/29 452,204
225,000 Wisconsin Power & Light Co 3.650 04/01/50 173,029
500,000 Wisconsin Power and Light Co 3.950 09/01/32 469,749
150,000 Wisconsin Power and Light Co 4.950 04/01/33 150,930
200,000 Wisconsin Public Service Corp 4.752 11/01/44 184,798
300,000 Wisconsin Public Service Corp 3.300 09/01/49 222,351
550,000 Wisconsin Public Service Corp 2.850 12/01/51 376,892
750,000 Xcel Energy, Inc 3.350 12/01/26 714,297
1,000,000 Xcel Energy, Inc 1.750 03/15/27 895,458
900,000 Xcel Energy, Inc 4.000 06/15/28 874,494
1,000,000 Xcel Energy, Inc 2.350 11/15/31 818,059
200,000 Xcel Energy, Inc 4.800 09/15/41 183,902
500,000 Xcel Energy, Inc 3.500 12/01/49 384,572
1,000,000 Yale Haven Health Services Corp 2.496 07/01/50 626,375
TOTAL UTILITIES 477,930,804
TOTAL CORPORATE BONDS 5,146,840,220
(Cost $5,781,496,301)
GOVERNMENT BONDS - 72.5%
AGENCY SECURITIES - 1.0%
10,000,000 Federal Farm Credit Bank (FFCB) 0.300 09/01/23 9,800,657
1,145,000 FFCB 3.500 12/20/23 1,133,382
1,670,000 FFCB 0.250 02/26/24 1,605,874
7,500,000 FFCB 2.625 05/16/24 7,335,936
1,500,000 FFCB 3.375 08/26/24 1,481,923
10,000,000 FFCB 4.250 09/26/24 9,971,099
1,750,000 FFCB 1.125 01/06/25 1,651,480
4,000,000 FFCB 1.750 02/14/25 3,828,312
5,000,000 FFCB 1.650 07/23/35 3,617,667
3,200,000 Federal Home Loan Bank (FHLB) 0.125 06/02/23 3,175,254
4,000,000 FHLB 2.750 06/28/24 3,915,830
615,000 FHLB 3.000 07/08/24 603,753
1,800,000 FHLB 5.000 02/28/25 1,824,709
10,000,000 e FHLB 0.500 04/14/25 9,301,623
2,000,000 FHLB 0.375 09/04/25 1,837,359
13,875,000 FHLB 3.250 11/16/28 13,510,167
3,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0.375 05/05/23 2,989,107
12,625,000 FHLMC 2.750 06/19/23 12,568,973
3,782,000 FHLMC 0.250 12/04/23 3,667,762
10,000,000 FHLMC 1.500 02/12/25 9,518,972
6,000,000 FHLMC 0.375 07/21/25 5,520,183
5,000,000 FHLMC 0.375 09/23/25 4,568,024
5,250,000 Federal National Mortgage Association (FNMA) 0.250 07/10/23 5,189,431
1,000,000 FNMA 2.875 09/12/23 990,969
2,500,000 e FNMA 2.500 02/05/24 2,452,459

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 5,000,000 FNMA 1.750% 07/02/24 $ 4,824,019
13,700,000 FNMA 2.625 09/06/24 13,374,376
3,000,000 FNMA 1.625 01/07/25 2,867,801
4,000,000 FNMA 0.625 04/22/25 3,719,031
10,000,000 FNMA 0.375 08/25/25 9,155,349
4,500,000 FNMA 0.500 11/07/25 4,117,091
4,000,000 FNMA 1.875 09/24/26 3,742,747
3,000,000 e FNMA 0.750 10/08/27 2,631,834
10,000,000 FNMA 0.875 08/05/30 8,163,241
5,000,000 FNMA 6.625 11/15/30 5,923,848
1,000,000 FNMA 5.625 07/15/37 1,160,194
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3.000 06/30/25 1,261,424
800,000 Israel Government AID International Bond 5.500 09/18/23 801,555
300,000 Israel Government AID International Bond 5.500 04/26/24 302,667
250,000 Private Export Funding Corp (PEFCO) 1.750 11/15/24 238,048
200,000 PEFCO 3.250 06/15/25 195,026
750,000 Tennessee Valley Authority (TVA) 2.875 09/15/24 729,904
2,000,000 TVA 0.750 05/15/25 1,851,489
1,425,000 TVA 2.875 02/01/27 1,367,883
1,000,000 TVA 3.875 03/15/28 1,000,269
5,000,000 TVA 1.500 09/15/31 4,077,015
500,000 TVA 5.880 04/01/36 574,580
500,000 TVA 5.500 06/15/38 548,252
4,300,000 TVA 3.500 12/15/42 3,646,275
750,000 TVA 4.250 09/15/52 700,768
1,750,000 TVA 4.625 09/15/60 1,751,149
300,000 TVA 4.250 09/15/65 281,707
TOTAL AGENCY SECURITIES 201,068,447
FOREIGN GOVERNMENT BONDS - 3.1%
5,000,000 African Development Bank 0.875 03/23/26 4,572,991
3,000,000 African Development Bank 0.875 07/22/26 2,716,244
2,250,000 Asian Development Bank 0.250 07/14/23 2,221,155
2,000,000 Asian Development Bank 0.250 10/06/23 1,953,724
2,200,000 Asian Development Bank 2.625 01/30/24 2,160,623
1,220,000 Asian Development Bank 0.625 10/08/24 1,153,864
2,000,000 e Asian Development Bank 1.500 10/18/24 1,916,045
500,000 Asian Development Bank 2.000 01/22/25 480,980
3,000,000 Asian Development Bank 2.875 05/06/25 2,925,314
6,000,000 Asian Development Bank 0.375 09/03/25 5,498,007
3,000,000 Asian Development Bank 0.500 02/04/26 2,727,207
5,000,000 Asian Development Bank 1.000 04/14/26 4,587,081
1,500,000 e Asian Development Bank 2.000 04/24/26 1,416,843
1,000,000 Asian Development Bank 2.625 01/12/27 958,620
6,000,000 Asian Development Bank 1.500 01/20/27 5,515,567
500,000 Asian Development Bank 2.375 08/10/27 472,130
500,000 Asian Development Bank 2.500 11/02/27 473,094
1,000,000 Asian Development Bank 2.750 01/19/28 957,824
2,500,000 Asian Development Bank 1.250 06/09/28 2,209,799
75,000 Asian Development Bank 5.820 06/16/28 81,607
2,575,000 Asian Development Bank 3.125 09/26/28 2,491,950
2,000,000 Asian Development Bank 1.750 09/19/29 1,776,511
3,500,000 Asian Development Bank 1.875 01/24/30 3,110,590
1,000,000 Asian Development Bank 0.750 10/08/30 809,351
3,000,000 e Asian Development Bank 1.500 03/04/31 2,559,497
500,000 Asian Development Bank 3.125 04/27/32 477,121
2,400,000 Asian Development Bank 3.875 09/28/32 2,434,261
3,000,000 e Asian Infrastructure Investment Bank 0.500 10/30/24 2,819,990
3,000,000 Asian Infrastructure Investment Bank 0.500 05/28/25 2,773,241
3,000,000 Asian Infrastructure Investment Bank 0.500 01/27/26 2,713,311

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,000,000 Asian Infrastructure Investment Bank 3.750% 09/14/27 $ 1,980,184
3,000,000 Canada Government International Bond 1.625 01/22/25 2,868,899
1,870,000 Canada Government International Bond 2.875 04/28/25 1,824,908
1,000,000 Canada Government International Bond 0.750 05/19/26 908,840
600,000 Chile Government International Bond 2.750 01/31/27 565,061
1,715,000 Chile Government International Bond 3.240 02/06/28 1,634,441
2,500,000 e Chile Government International Bond 2.450 01/31/31 2,153,966
3,500,000 e Chile Government International Bond 2.550 01/27/32 2,987,749
1,000,000 Chile Government International Bond 2.550 07/27/33 821,636
600,000 Chile Government International Bond 3.500 01/31/34 533,574
1,700,000 Chile Government International Bond 3.100 05/07/41 1,274,282
1,000,000 Chile Government International Bond 4.340 03/07/42 882,461
2,613,000 Chile Government International Bond 3.500 01/25/50 1,951,348
1,500,000 Chile Government International Bond 3.500 04/15/53 1,114,083
2,500,000 Chile Government International Bond 3.100 01/22/61 1,624,519
750,000 Chile Government International Bond 3.250 09/21/71 485,532
1,000,000 Corp Andina de Fomento 2.375 05/12/23 996,739
750,000 Corp Andina de Fomento 3.750 11/23/23 742,482
1,125,000 Corp Andina de Fomento 1.250 10/26/24 1,054,564
1,000,000 e Corp Andina de Fomento 1.625 09/23/25 927,450
1,000,000 Corp Andina de Fomento 5.250 11/21/25 1,010,959
1,000,000 Corp Andina de Fomento 4.750 04/01/26 999,157
1,480,000 Council of Europe Development Bank 1.375 02/27/25 1,404,076
1,500,000 Council Of Europe Development Bank 3.000 06/16/25 1,464,750
2,000,000 Council Of Europe Development Bank 0.875 09/22/26 1,805,493
1,500,000 Council Of Europe Development Bank 3.625 01/26/28 1,485,513
2,000,000 European Bank for Reconstruction & Development 1.625 09/27/24 1,922,141
3,000,000 European Bank for Reconstruction & Development 0.500 11/25/25 2,740,330
2,000,000 e European Bank for Reconstruction & Development 0.500 01/28/26 1,816,405
4,000,000 European Investment Bank 2.250 06/24/24 3,896,761
5,000,000 European Investment Bank 0.375 07/24/24 4,748,649
1,500,000 European Investment Bank 2.500 10/15/24 1,461,555
3,250,000 European Investment Bank 1.625 03/14/25 3,099,764
3,500,000 European Investment Bank 0.625 07/25/25 3,243,918
5,000,000 European Investment Bank 2.750 08/15/25 4,864,132
3,000,000 European Investment Bank 0.375 12/15/25 2,713,951
3,500,000 European Investment Bank 0.375 03/26/26 3,159,764
2,760,000 European Investment Bank 0.750 10/26/26 2,481,221
7,000,000 European Investment Bank 1.375 03/15/27 6,396,670
400,000 European Investment Bank 2.375 05/24/27 379,468
250,000 European Investment Bank 0.625 10/21/27 217,655
1,310,000 European Investment Bank 3.250 11/15/27 1,285,765
550,000 European Investment Bank 1.625 10/09/29 485,251
1,000,000 European Investment Bank 0.875 05/17/30 827,781
2,000,000 European Investment Bank 0.750 09/23/30 1,628,794
2,500,000 European Investment Bank 1.250 02/14/31 2,115,833
3,660,000 European Investment Bank 3.750 02/14/33 3,702,327
1,705,000 European Investment Bank 4.875 02/15/36 1,890,602
1,300,000 Export Development Canada 2.625 02/21/24 1,274,111
4,000,000 Export Development Canada 3.375 08/26/25 3,940,572
2,700,000 Export Development Canada 3.875 02/14/28 2,713,946
1,375,000 Export-Import Bank of Korea 3.625 11/27/23 1,364,894
500,000 Export-Import Bank of Korea 4.000 01/14/24 497,046
750,000 Export-Import Bank of Korea 2.875 01/21/25 724,912
750,000 Export-Import Bank of Korea 1.875 02/12/25 714,130
1,000,000 Export-Import Bank of Korea 0.750 09/21/25 911,623
250,000 Export-Import Bank of Korea 3.250 11/10/25 241,056
1,000,000 Export-Import Bank of Korea 0.625 02/09/26 894,858
500,000 Export-Import Bank of Korea 2.625 05/26/26 468,935
500,000 Export-Import Bank of Korea 3.250 08/12/26 478,912

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 750,000 Export-Import Bank of Korea 1.125% 12/29/26 $ 660,667
1,000,000 Export-Import Bank of Korea 1.625 01/18/27 905,089
500,000 Export-Import Bank of Korea 2.375 04/21/27 461,177
1,000,000 Export-Import Bank of Korea 4.250 09/15/27 994,651
1,500,000 Export-Import Bank of Korea 5.000 01/11/28 1,539,051
1,000,000 Export-Import Bank of Korea 1.250 09/21/30 803,043
1,000,000 Export-Import Bank of Korea 1.375 02/09/31 801,500
1,000,000 Export-Import Bank of Korea 2.125 01/18/32 830,768
485,000 Export-Import Bank of Korea 4.500 09/15/32 484,043
1,500,000 e Export-Import Bank of Korea 5.125 01/11/33 1,570,330
1,000,000 Export-Import Bank of Korea 2.500 06/29/41 728,285
100,000 Finland Government International Bond 6.950 02/15/26 106,595
1,250,000 Hungary Government International Bond 7.625 03/29/41 1,409,977
200,000 Hydro Quebec 8.500 12/01/29 247,306
1,000,000 Indonesia Government International Bond 4.150 09/20/27 985,642
750,000 Indonesia Government International Bond 3.500 01/11/28 717,378
1,500,000 Indonesia Government International Bond 4.550 01/11/28 1,499,896
900,000 Indonesia Government International Bond 4.750 02/11/29 910,997
1,250,000 Indonesia Government International Bond 3.400 09/18/29 1,161,189
1,000,000 Indonesia Government International Bond 2.850 02/14/30 903,648
675,000 Indonesia Government International Bond 3.850 10/15/30 643,430
1,500,000 Indonesia Government International Bond 1.850 03/12/31 1,234,106
1,500,000 Indonesia Government International Bond 2.150 07/28/31 1,252,488
300,000 Indonesia Government International Bond 3.550 03/31/32 275,638
1,000,000 Indonesia Government International Bond 4.650 09/20/32 1,003,630
1,275,000 Indonesia Government International Bond 4.850 01/11/33 1,277,099
875,000 Indonesia Government International Bond 4.350 01/11/48 772,188
1,125,000 Indonesia Government International Bond 5.350 02/11/49 1,131,691
1,000,000 Indonesia Government International Bond 3.700 10/30/49 798,985
1,000,000 Indonesia Government International Bond 3.500 02/14/50 762,471
2,000,000 e Indonesia Government International Bond 4.200 10/15/50 1,730,544
485,000 Indonesia Government International Bond 4.300 03/31/52 427,608
500,000 Indonesia Government International Bond 5.450 09/20/52 505,625
1,500,000 Indonesia Government International Bond 5.650 01/11/53 1,565,381
1,000,000 Indonesia Government International Bond 3.200 09/23/61 693,089
500,000 Indonesia Government International Bond 4.450 04/15/70 435,637
1,750,000 Indonesia Government International Bond 3.350 03/12/71 1,207,903
1,500,000 Inter-American Development Bank 2.625 01/16/24 1,475,494
500,000 Inter-American Development Bank 2.125 01/15/25 482,381
5,000,000 Inter-American Development Bank 1.750 03/14/25 4,777,400
10,000,000 Inter-American Development Bank 0.625 07/15/25 9,265,246
4,000,000 Inter-American Development Bank 0.875 04/20/26 3,653,950
1,500,000 Inter-American Development Bank 2.000 06/02/26 1,412,782
1,500,000 Inter-American Development Bank 2.000 07/23/26 1,412,834
5,000,000 Inter-American Development Bank 1.500 01/13/27 4,587,512
1,000,000 Inter-American Development Bank 2.375 07/07/27 943,433
2,000,000 Inter-American Development Bank 0.625 09/16/27 1,744,327
4,000,000 Inter-American Development Bank 1.125 07/20/28 3,498,480
2,000,000 Inter-American Development Bank 3.125 09/18/28 1,940,011
3,000,000 Inter-American Development Bank 2.250 06/18/29 2,757,240
2,000,000 Inter-American Development Bank 3.500 09/14/29 1,974,840
3,000,000 Inter-American Development Bank 1.125 01/13/31 2,484,425
1,450,000 Inter-American Development Bank 3.200 08/07/42 1,264,595
300,000 Inter-American Development Bank 4.375 01/24/44 307,856
2,000,000 Inter-American Investment Corp 2.625 04/22/25 1,935,136
2,000,000 International Bank for Reconstruction & Development 1.500 08/28/24 1,922,078
1,600,000 International Bank for Reconstruction & Development 2.500 11/25/24 1,555,541
5,000,000 International Bank for Reconstruction & Development 1.625 01/15/25 4,775,537
6,000,000 International Bank for Reconstruction & Development 0.375 07/28/25 5,522,786
4,500,000 International Bank for Reconstruction & Development 2.500 07/29/25 4,350,860

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 5,500,000 International Bank for Reconstruction & Development 0.500% 10/28/25 $ 5,039,977
500,000 International Bank for Reconstruction & Development 3.125 11/20/25 489,675
7,000,000 International Bank for Reconstruction & Development 0.875 07/15/26 6,365,629
2,000,000 International Bank for Reconstruction & Development 0.750 11/24/27 1,746,999
6,000,000 International Bank for Reconstruction & Development 3.625 09/21/29 5,970,410
2,000,000 International Bank for Reconstruction & Development 1.750 10/23/29 1,772,765
5,000,000 International Bank for Reconstruction & Development 0.875 05/14/30 4,113,645
3,000,000 International Bank for Reconstruction & Development 0.750 08/26/30 2,426,488
5,000,000 International Bank for Reconstruction & Development 1.250 02/10/31 4,184,468
5,000,000 International Bank for Reconstruction & Development 1.625 11/03/31 4,259,523
5,000,000 e International Bank for Reconstruction & Development 2.500 03/29/32 4,559,966
834,000 International Bank for Reconstruction & Development 4.750 02/15/35 896,771
1,300,000 International Finance Corp 2.875 07/31/23 1,291,472
2,500,000 International Finance Corp 0.375 07/16/25 2,304,650
5,000,000 International Finance Corp 0.750 08/27/30 4,056,652
300,000 Israel Government International Bond 3.150 06/30/23 297,823
1,000,000 Israel Government International Bond 2.875 03/16/26 949,200
975,000 e Israel Government International Bond 3.250 01/17/28 920,176
600,000 Israel Government International Bond 2.750 07/03/30 542,220
1,915,000 Israel Government International Bond 4.500 01/17/33 1,905,425
1,500,000 Israel Government International Bond 4.500 01/30/43 1,429,124
200,000 Israel Government International Bond 4.125 01/17/48 174,737
1,800,000 Israel Government International Bond 3.875 07/03/50 1,500,664
300,000 Israel Government International Bond 4.500 04/03/20 250,692
4,250,000 Japan Bank for International Cooperation 3.375 10/31/23 4,213,362
2,300,000 Japan Bank for International Cooperation 2.500 05/23/24 2,244,302
720,000 Japan Bank for International Cooperation 1.750 10/17/24 689,902
500,000 e Japan Bank for International Cooperation 2.125 02/10/25 478,511
1,200,000 Japan Bank for International Cooperation 2.875 04/14/25 1,161,475
3,000,000 Japan Bank for International Cooperation 0.625 07/15/25 2,753,729
5,750,000 Japan Bank for International Cooperation 2.750 01/21/26 5,516,142
400,000 Japan Bank for International Cooperation 2.375 04/20/26 378,699
1,500,000 Japan Bank for International Cooperation 1.875 07/21/26 1,388,802
1,000,000 Japan Bank for International Cooperation 2.875 06/01/27 949,961
750,000 Japan Bank for International Cooperation 2.875 07/21/27 711,304
300,000 Japan Bank for International Cooperation 2.750 11/16/27 282,411
750,000 Japan Bank for International Cooperation 3.500 10/31/28 724,262
2,000,000 e Japan Bank for International Cooperation 2.125 02/16/29 1,782,711
1,000,000 Japan Bank for International Cooperation 2.000 10/17/29 875,643
1,500,000 Japan Bank for International Cooperation 1.250 01/21/31 1,213,229
3,000,000 Japan Bank for International Cooperation 1.875 04/15/31 2,538,845
350,000 Japan International Cooperation Agency 2.125 10/20/26 325,080
1,900,000 Japan International Cooperation Agency 3.250 05/25/27 1,827,888
700,000 Japan International Cooperation Agency 3.375 06/12/28 670,460
2,000,000 Japan International Cooperation Agency 1.000 07/22/30 1,601,361
1,500,000 Japan International Cooperation Agency 1.750 04/28/31 1,250,830
950,000 Korea Development Bank 0.500 10/27/23 928,181
500,000 Korea Development Bank 3.750 01/22/24 496,134
700,000 Korea Development Bank 3.250 02/19/24 691,768
500,000 Korea Development Bank 0.400 06/19/24 474,213
1,000,000 Korea Development Bank 2.125 10/01/24 962,267
750,000 Korea Development Bank 1.750 02/18/25 711,630
200,000 Korea Development Bank 3.375 09/16/25 194,332
400,000 Korea Development Bank 3.000 01/13/26 382,771
1,000,000 Korea Development Bank 0.800 04/27/26 890,659
1,000,000 Korea Development Bank 0.800 07/19/26 881,390
1,000,000 Korea Development Bank 1.000 09/09/26 885,943
250,000 e Korea Development Bank 2.000 09/12/26 228,545
1,000,000 Korea Development Bank 2.250 02/24/27 925,007
1,000,000 Korea Development Bank 1.625 01/19/31 812,477

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 500,000 Korea Government International Bond 3.875% 09/11/23 $ 498,465
1,500,000 Korea Government International Bond 2.750 01/19/27 1,440,177
1,400,000 Korea Government International Bond 4.125 06/10/44 1,346,929
500,000 e Korea Government International Bond 3.875 09/20/48 457,149
3,000,000 Kreditanstalt fuer Wiederaufbau 2.625 02/28/24 2,942,988
6,100,000 Kreditanstalt fuer Wiederaufbau 0.250 03/08/24 5,853,291
5,000,000 Kreditanstalt fuer Wiederaufbau 0.500 09/20/24 4,725,648
2,000,000 Kreditanstalt fuer Wiederaufbau 2.500 11/20/24 1,942,822
5,000,000 Kreditanstalt fuer Wiederaufbau 1.250 01/31/25 4,739,353
7,000,000 Kreditanstalt fuer Wiederaufbau 2.000 05/02/25 6,708,099
4,500,000 Kreditanstalt fuer Wiederaufbau 0.625 01/22/26 4,108,688
3,219,000 Kreditanstalt fuer Wiederaufbau 1.000 10/01/26 2,924,026
3,000,000 Kreditanstalt fuer Wiederaufbau 3.000 05/20/27 2,909,754
7,750,000 Kreditanstalt fuer Wiederaufbau 2.875 04/03/28 7,453,962
1,000,000 Kreditanstalt fuer Wiederaufbau 1.750 09/14/29 889,071
5,000,000 Kreditanstalt fuer Wiederaufbau 0.750 09/30/30 4,068,931
500,000 Landwirtschaftliche Rentenbank 2.000 01/13/25 480,788
2,000,000 Landwirtschaftliche Rentenbank 0.500 05/27/25 1,852,024
750,000 Landwirtschaftliche Rentenbank 2.375 06/10/25 722,588
1,000,000 Landwirtschaftliche Rentenbank 1.750 07/27/26 933,069
125,000 Landwirtschaftliche Rentenbank 2.500 11/15/27 118,182
4,000,000 Landwirtschaftliche Rentenbank 0.875 09/03/30 3,256,758
1,125,000 Mexico Government International Bond 5.400 02/09/28 1,158,077
15,464,000 Mexico Government International Bond 2.659 05/24/31 12,905,496
10,635,000 Mexico Government International Bond 4.875 05/19/33 10,173,801
2,000,000 Mexico Government International Bond 3.500 02/12/34 1,695,620
1,000,000 Mexico Government International Bond 6.350 02/09/35 1,061,898
9,053,000 Mexico Government International Bond 4.280 08/14/41 7,397,568
1,000,000 Mexico Government International Bond 5.000 04/27/51 856,941
5,934,000 Mexico Government International Bond 4.400 02/12/52 4,629,107
2,936,000 Mexico Government International Bond 3.771 05/24/61 1,980,277
3,000,000 Mexico Government International Bond 3.750 04/19/71 1,990,015
950,000 Mexico Government International Bond 5.750 10/12/10 848,748
500,000 Nordic Investment Bank 2.875 07/19/23 496,940
2,000,000 Nordic Investment Bank 0.375 09/11/25 1,835,080
1,500,000 Nordic Investment Bank 0.500 01/21/26 1,363,351
1,000,000 Nordic Investment Bank 3.375 09/08/27 984,130
1,000,000 Panama Government International Bond 3.750 03/16/25 973,824
300,000 Panama Government International Bond 7.125 01/29/26 316,985
2,000,000 Panama Government International Bond 3.875 03/17/28 1,914,714
1,450,000 Panama Government International Bond 3.160 01/23/30 1,271,209
2,500,000 Panama Government International Bond 2.252 09/29/32 1,913,450
2,500,000 Panama Government International Bond 3.298 01/19/33 2,083,985
2,500,000 Panama Government International Bond 6.400 02/14/35 2,603,583
692,000 Panama Government International Bond 6.700 01/26/36 731,121
750,000 Panama Government International Bond 4.500 05/15/47 586,886
2,250,000 Panama Government International Bond 4.500 04/16/50 1,709,751
1,450,000 Panama Government International Bond 4.300 04/29/53 1,061,274
1,000,000 Panama Government International Bond 6.853 03/28/54 1,025,331
1,500,000 Panama Government International Bond 4.500 04/01/56 1,113,760
3,500,000 Panama Government International Bond 3.870 07/23/60 2,287,771
1,250,000 Panama Government International Bond 4.500 01/19/63 899,506
400,000 Peruvian Government International Bond 2.392 01/23/26 376,745
5,000,000 Peruvian Government International Bond 2.844 06/20/30 4,369,048
2,500,000 Peruvian Government International Bond 2.783 01/23/31 2,133,794
1,500,000 Peruvian Government International Bond 1.862 12/01/32 1,133,261
990,000 Peruvian Government International Bond 3.000 01/15/34 806,866
1,100,000 Peruvian Government International Bond 6.550 03/14/37 1,194,368
1,000,000 Peruvian Government International Bond 3.300 03/11/41 748,691
1,850,000 Peruvian Government International Bond 5.625 11/18/50 1,859,907

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,000,000 Peruvian Government International Bond 3.550% 03/10/51 $ 1,461,796
1,500,000 Peruvian Government International Bond 2.780 12/01/60 890,397
1,500,000 Peruvian Government International Bond 3.600 01/15/72 998,879
1,000,000 Peruvian Government International Bond 3.230 07/28/21 594,777
225,000 Philippine Government International Bond 4.200 01/21/24 223,346
1,000,000 Philippine Government International Bond 3.229 03/29/27 951,940
1,000,000 Philippine Government International Bond 5.170 10/13/27 1,028,704
2,219,000 Philippine Government International Bond 3.000 02/01/28 2,091,382
2,000,000 Philippine Government International Bond 4.625 07/17/28 2,010,210
3,375,000 Philippine Government International Bond 3.750 01/14/29 3,240,825
1,500,000 Philippine Government International Bond 2.457 05/05/30 1,309,091
2,000,000 Philippine Government International Bond 1.648 06/10/31 1,612,807
2,000,000 Philippine Government International Bond 1.950 01/06/32 1,633,360
1,000,000 Philippine Government International Bond 3.556 09/29/32 917,418
1,000,000 Philippine Government International Bond 5.609 04/13/33 1,071,456
1,500,000 Philippine Government International Bond 5.000 07/17/33 1,522,911
4,083,000 Philippine Government International Bond 3.950 01/20/40 3,520,444
300,000 Philippine Government International Bond 3.700 03/01/41 250,408
3,793,000 Philippine Government International Bond 3.700 02/02/42 3,128,078
1,500,000 Philippine Government International Bond 2.950 05/05/45 1,095,945
1,500,000 Philippine Government International Bond 2.650 12/10/45 1,041,532
325,000 Philippine Government International Bond 4.200 03/29/47 279,973
1,000,000 Philippine Government International Bond 5.950 10/13/47 1,090,943
1,000,000 Philippine Government International Bond 5.500 01/17/48 1,017,782
1,000,000 Poland Government International Bond 4.000 01/22/24 992,000
2,725,000 Poland Government International Bond 3.250 04/06/26 2,646,062
775,000 Province of Alberta Canada 2.950 01/23/24 762,995
1,500,000 Province of Alberta Canada 1.875 11/13/24 1,439,084
1,000,000 Province of Alberta Canada 1.000 05/20/25 934,392
925,000 Province of Alberta Canada 3.300 03/15/28 896,966
2,000,000 Province of Alberta Canada 1.300 07/22/30 1,658,940
2,000,000 Province of British Columbia Canada 1.750 09/27/24 1,922,892
850,000 Province of British Columbia Canada 2.250 06/02/26 805,785
1,500,000 Province of British Columbia Canada 0.900 07/20/26 1,359,138
1,500,000 Province of British Columbia Canada 1.300 01/29/31 1,246,758
1,000,000 Province of Manitoba Canada 2.600 04/16/24 978,363
1,300,000 Province of Manitoba Canada 3.050 05/14/24 1,276,891
500,000 Province of Manitoba Canada 2.125 06/22/26 470,841
1,500,000 Province of Manitoba Canada 1.500 10/25/28 1,320,214
500,000 Province of New Brunswick Canada 3.625 02/24/28 490,213
1,000,000 Province of Ontario Canada 3.050 01/29/24 985,768
1,500,000 Province of Ontario Canada 3.200 05/16/24 1,475,381
2,000,000 Province of Ontario Canada 0.625 01/21/26 1,817,758
1,500,000 Province of Ontario Canada 1.050 04/14/26 1,372,185
1,000,000 Province of Ontario Canada 2.500 04/27/26 955,081
1,000,000 Province of Ontario Canada 2.300 06/15/26 946,665
1,000,000 Province of Ontario Canada 3.100 05/19/27 967,708
1,000,000 Province of Ontario Canada 1.050 05/21/27 890,110
2,000,000 Province of Ontario Canada 2.000 10/02/29 1,779,440
1,000,000 Province of Ontario Canada 1.125 10/07/30 817,150
3,000,000 Province of Ontario Canada 1.600 02/25/31 2,522,024
1,500,000 Province of Ontario Canada 1.800 10/14/31 1,268,786
3,000,000 Province of Ontario Canada 2.125 01/21/32 2,597,390
200,000 Province of Quebec Canada 7.125 02/09/24 204,067
500,000 Province of Quebec Canada 2.875 10/16/24 488,206
2,500,000 Province of Quebec Canada 1.500 02/11/25 2,376,298
2,000,000 Province of Quebec Canada 0.600 07/23/25 1,845,668
3,500,000 Province of Quebec Canada 2.500 04/20/26 3,348,334
500,000 Province of Quebec Canada 2.750 04/12/27 477,560
201,000 Province of Quebec Canada 7.500 09/15/29 239,367

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,500,000 Province of Quebec Canada 1.350% 05/28/30 $ 1,262,957
3,000,000 Province of Quebec Canada 1.900 04/21/31 2,584,975
1,000,000 Province of Saskatchewan Canada 3.250 06/08/27 971,174
1,600,000 Republic of Italy Government International Bond 6.875 09/27/23 1,609,491
3,000,000 Republic of Italy Government International Bond 0.875 05/06/24 2,849,316
2,000,000 Republic of Italy Government International Bond 2.375 10/17/24 1,910,644
1,500,000 Republic of Italy Government International Bond 2.875 10/17/29 1,294,737
1,599,000 Republic of Italy Government International Bond 5.375 06/15/33 1,604,297
2,000,000 Republic of Italy Government International Bond 4.000 10/17/49 1,506,500
3,000,000 Republic of Italy Government International Bond 3.875 05/06/51 2,131,800
1,500,000 Republic of Poland Government International Bond 5.500 11/16/27 1,561,620
850,000 Republic of Poland Government International Bond 5.750 11/16/32 903,125
2,000,000 Republic of Poland Government International Bond 4.875 10/04/33 1,990,800
1,050,000 Republic of Poland Government International Bond 5.500 04/04/53 1,062,600
2,000,000 State of Israel 2.500 01/15/30 1,785,824
2,050,000 State of Israel 3.375 01/15/50 1,566,344
870,000 Svensk Exportkredit AB 1.750 12/12/23 851,068
2,000,000 Svensk Exportkredit AB 0.375 07/30/24 1,893,003
500,000 Svensk Exportkredit AB 3.625 09/03/24 493,459
1,000,000 Svensk Exportkredit AB 0.625 05/14/25 925,391
3,000,000 Svensk Exportkredit AB 0.500 08/26/25 2,747,570
2,250,000 Svensk Exportkredit AB 4.625 11/28/25 2,273,153
1,122,886 Uruguay Government International Bond 4.375 01/23/31 1,115,080
4,457,660 Uruguay Government International Bond 5.750 10/28/34 4,876,515
500,000 Uruguay Government International Bond 4.125 11/20/45 458,387
2,063,907 Uruguay Government International Bond 5.100 06/18/50 2,064,498
2,425,000 Uruguay Government International Bond 4.975 04/20/55 2,377,030
TOTAL FOREIGN GOVERNMENT BONDS 638,845,689
MORTGAGE BACKED - 27.0%
5,047 i Federal Home Loan Mortgage Corp (FHLMC) DGS1 + 2.250% 3.052 04/01/35 4,998
1,170 i FHLMC DGS1 + 2.125% 4.250 10/01/35 1,141
14,560 i FHLMC DGS1 + 2.255% 4.380 02/01/36 14,415
5,282 i FHLMC LIBOR 12 M + 1.827% 3.452 07/01/36 5,265
19,723 i FHLMC LIBOR 6 M + 1.595% 3.333 09/01/36 19,112
15,850 i FHLMC DGS1 + 2.247% 4.359 09/01/36 15,608
15,064 i FHLMC LIBOR 6 M + 1.755% 5.889 09/01/36 15,216
8,275 i FHLMC DGS1 + 2.250% 4.360 01/01/37 8,233
1,328 i FHLMC LIBOR 12 M + 1.765% 4.227 02/01/37 1,301
883 i FHLMC DGS1 + 2.250% 4.363 02/01/37 904
64,855 i FHLMC LIBOR 12 M + 1.842% 3.941 03/01/37 65,640
9,210,578 FHLMC 1.500 04/01/37 8,097,127
17,862 i FHLMC LIBOR 12 M + 1.613% 2.966 04/01/37 17,426
59,062 i FHLMC DGS1 + 2.250% 4.236 04/01/37 60,285
13,847,968 FHLMC 2.000 05/01/37 12,492,780
4,928 i FHLMC LIBOR 12 M + 2.097% 3.781 05/01/37 4,821
1,287 i FHLMC LIBOR 12 M + 1.750% 4.000 06/01/37 1,266
13,736 i FHLMC DGS1 + 2.248% 4.119 06/01/37 13,388
26,474 i FHLMC LIBOR 6 M + 1.270% 5.248 08/01/37 26,395
5,483 i FHLMC LIBOR 12 M + 0.905% 3.155 09/01/37 5,388
187 i FHLMC LIBOR 12 M + 1.795% 4.045 09/01/37 184
2,568 i FHLMC LIBOR 6 M + 1.520% 4.808 09/01/37 2,548
19,627 i FHLMC LIBOR 12 M + 2.055% 3.430 04/01/38 19,244
5,115 i FHLMC LIBOR 12 M + 2.004% 3.230 06/01/38 5,009
1,842 i FHLMC LIBOR 12 M + 1.625% 3.875 07/01/38 1,832
3,090 i FHLMC LIBOR 12 M + 1.861% 4.111 06/01/40 3,033
3,606 i FHLMC LIBOR 12 M + 1.880% 4.130 07/01/40 3,547
6,316 i FHLMC LIBOR 12 M + 1.887% 4.217 01/01/41 6,196
2,703 i FHLMC LIBOR 12 M + 1.880% 3.255 05/01/41 2,641
72,274 i FHLMC LIBOR 12 M + 1.859% 3.944 08/01/41 70,943

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 45,250 i FHLMC LIBOR 12 M + 1.750% 4.000% 09/01/41 $ 45,659
8,953 i FHLMC LIBOR 12 M + 1.860% 4.110 10/01/41 8,917
13,088,223 FHLMC 3.000 11/01/49 11,937,078
12,137,182 FHLMC 3.000 11/01/49 11,045,592
25,137,467 FHLMC 3.000 02/01/50 22,871,800
17,426,973 FHLMC 3.500 04/01/50 16,425,376
9,024,292 FHLMC 3.500 07/01/50 8,458,116
4 Federal Home Loan Mortgage Corp Gold (FGLMC) 4.500 05/01/23 4
218 FGLMC 5.000 05/01/23 219
178 FGLMC 5.000 10/01/23 180
202 FGLMC 5.500 10/01/23 204
422 FGLMC 5.000 11/01/23 424
1,204 FGLMC 5.000 03/01/24 1,213
248 FGLMC 4.500 04/01/24 249
122 FGLMC 4.500 05/01/24 122
970 FGLMC 4.500 06/01/24 973
9,514 FGLMC 4.000 07/01/24 9,523
4,078 FGLMC 4.000 07/01/24 4,082
308 FGLMC 5.500 07/01/24 307
7,741 FGLMC 4.000 08/01/24 7,748
1,591 FGLMC 4.500 09/01/24 1,597
916 FGLMC 4.500 09/01/24 919
473 FGLMC 4.500 09/01/24 474
582 FGLMC 5.500 09/01/24 589
13,648 FGLMC 4.000 10/01/24 13,597
364 FGLMC 4.500 10/01/24 365
1,376 FGLMC 4.500 10/01/24 1,376
442 FGLMC 4.500 11/01/24 444
2,764 FGLMC 4.500 12/01/24 2,775
719 FGLMC 4.500 02/01/25 720
21,584 FGLMC 4.000 03/01/25 21,480
646 FGLMC 4.500 06/01/25 648
1,680 FGLMC 4.500 07/01/25 1,687
41,141 FGLMC 3.500 10/01/25 40,440
13,863 FGLMC 4.000 10/01/25 13,811
65,649 FGLMC 3.500 11/01/25 64,572
37,912 FGLMC 3.500 11/01/25 37,281
19,328 FGLMC 3.500 12/01/25 19,001
11,265 FGLMC 3.000 01/01/26 11,004
148,982 FGLMC 3.500 01/01/26 146,426
12,072 FGLMC 4.000 04/01/26 12,012
25,840 FGLMC 4.000 05/01/26 25,687
6,511 FGLMC 5.500 07/01/26 6,582
58,628 FGLMC 4.000 08/01/26 58,336
696 FGLMC 6.000 08/01/26 712
26,707 FGLMC 3.000 09/01/26 26,049
86,979 FGLMC 3.000 10/01/26 84,739
125,771 FGLMC 3.500 10/01/26 123,387
2,196 FGLMC 5.000 10/01/26 2,213
997 FGLMC 5.500 10/01/26 1,008
482,553 FGLMC 3.000 02/01/27 469,975
338,419 FGLMC 2.500 05/01/27 326,453
389,564 FGLMC 2.500 11/01/27 375,177
16,704 FGLMC 6.000 12/01/27 17,066
307,794 FGLMC 2.500 01/01/28 296,147
808,026 FGLMC 2.500 03/01/28 777,116
24,996 FGLMC 5.000 03/01/28 25,441
465,774 FGLMC 2.500 05/01/28 447,582
2,397 FGLMC 5.500 05/01/28 2,424
1,415,044 FGLMC 2.500 07/01/28 1,359,804

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,127,927 FGLMC 2.500% 07/01/28 $ 1,082,189
299,960 FGLMC 3.000 10/01/28 290,509
16,488 FGLMC 5.500 01/01/29 16,669
144 FGLMC 6.500 01/01/29 148
1,647 FGLMC 4.000 02/01/29 1,610
675,972 FGLMC 3.500 03/01/29 659,126
178 FGLMC 6.500 03/01/29 186
1,193,117 FGLMC 3.000 07/01/29 1,147,201
5,117 FGLMC 5.000 12/01/29 5,208
3,511,571 FGLMC 2.500 05/01/30 3,324,110
8,406 FGLMC 4.000 08/01/30 8,216
68,674 FGLMC 4.500 01/01/31 68,712
112 FGLMC 8.000 01/01/31 112
61,536 FGLMC 4.000 03/01/31 60,145
8,555 FGLMC 4.000 05/01/31 8,361
58,569 FGLMC 4.500 05/01/31 58,601
33,153 FGLMC 4.000 06/01/31 32,404
67,450 FGLMC 4.000 08/01/31 65,926
77,898 FGLMC 4.000 09/01/31 76,136
1,293 FGLMC 6.500 09/01/31 1,352
3,292 FGLMC 8.000 09/01/31 3,409
38,908 FGLMC 3.500 11/01/31 38,318
5,926,063 FGLMC 2.500 12/01/31 5,585,642
30,893 FGLMC 7.000 12/01/31 31,637
6,224 FGLMC 6.500 01/01/32 6,524
14,673 FGLMC 6.000 02/01/32 15,271
669,615 FGLMC 3.000 03/01/32 633,365
5,977 FGLMC 7.000 04/01/32 6,285
6,339 FGLMC 6.500 05/01/32 6,556
454,613 FGLMC 3.500 09/01/32 443,245
3,170 FGLMC 5.500 11/01/32 3,274
5,392,173 FGLMC 3.000 01/01/33 5,161,829
4,878 FGLMC 6.000 02/01/33 5,037
17,585 FGLMC 5.000 03/01/33 17,978
4,478 FGLMC 6.000 03/01/33 4,575
5,754 FGLMC 6.000 03/01/33 5,879
13,616 FGLMC 5.000 04/01/33 13,805
2,282 FGLMC 6.000 04/01/33 2,375
82,352 FGLMC 5.000 06/01/33 82,944
44,329 FGLMC 5.500 06/01/33 45,794
20,961,106 FGLMC 2.500 07/01/33 19,683,920
948,530 FGLMC 3.500 07/01/33 924,787
17,975 FGLMC 4.500 07/01/33 18,052
1,474,104 FGLMC 4.000 08/01/33 1,461,735
1,713 FGLMC 5.000 08/01/33 1,747
6,490 FGLMC 6.500 08/01/33 6,707
56,713 FGLMC 5.000 09/01/33 57,925
15,960 FGLMC 5.500 09/01/33 16,151
9,092 FGLMC 5.500 09/01/33 9,216
24,400 FGLMC 5.500 09/01/33 24,698
48,368 FGLMC 5.500 09/01/33 49,338
15,363 FGLMC 4.000 10/01/33 15,104
3,102 FGLMC 5.000 10/01/33 3,158
40,746 FGLMC 5.500 10/01/33 41,515
2,573,863 FGLMC 3.500 11/01/33 2,496,480
30,159 FGLMC 5.500 12/01/33 31,156
10,159 FGLMC 5.500 12/01/33 10,495
130,518 FGLMC 7.000 12/01/33 138,021
91,785 FGLMC 5.000 01/01/34 93,834
570,340 FGLMC 3.000 02/01/34 544,001

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,192 FGLMC 5.500% 02/01/34 $ 2,265
11,080 FGLMC 5.000 03/01/34 11,301
13,507 FGLMC 5.500 03/01/34 13,954
51,328 FGLMC 5.000 05/01/34 52,476
14,323 FGLMC 4.500 06/01/34 14,385
28,010 FGLMC 5.000 06/01/34 28,569
12,770 FGLMC 5.500 06/01/34 13,181
5,205 FGLMC 6.000 06/01/34 5,352
20,058 FGLMC 6.000 09/01/34 20,877
1,543,749 FGLMC 3.500 10/01/34 1,505,071
3,169 FGLMC 5.000 11/01/34 3,240
88,742 FGLMC 5.500 11/01/34 91,567
83,523 FGLMC 5.000 12/01/34 84,990
25,517 FGLMC 5.500 12/01/34 26,361
3,357 FGLMC 5.500 12/01/34 3,394
1,627 FGLMC 5.500 01/01/35 1,681
854 FGLMC 5.500 01/01/35 882
19,404 FGLMC 5.500 01/01/35 20,046
42,389 FGLMC 4.500 04/01/35 42,588
5,486 FGLMC 6.000 05/01/35 5,711
34,267 FGLMC 6.000 05/01/35 35,020
36,136 FGLMC 7.000 05/01/35 37,523
8,554 FGLMC 5.500 06/01/35 8,838
5,739 FGLMC 5.500 06/01/35 5,929
155,291 FGLMC 5.000 07/01/35 158,763
4,006 FGLMC 5.000 07/01/35 4,076
179,868 FGLMC 5.000 08/01/35 183,898
12,540 FGLMC 5.500 08/01/35 12,684
72,399 FGLMC 6.000 08/01/35 74,059
2,898 FGLMC 4.500 09/01/35 2,911
32,428 FGLMC 5.000 10/01/35 33,075
14,754 FGLMC 5.000 10/01/35 15,084
8,271 FGLMC 5.000 10/01/35 8,327
103,428 FGLMC 5.500 10/01/35 104,682
29,687 FGLMC 5.000 12/01/35 30,102
3,395 FGLMC 5.000 12/01/35 3,471
18,169 FGLMC 6.000 01/01/36 18,917
6,523 FGLMC 5.000 02/01/36 6,669
2,464 FGLMC 5.000 02/01/36 2,519
2,728 FGLMC 6.000 02/01/36 2,847
23,023 FGLMC 5.500 04/01/36 23,399
7,809 FGLMC 5.500 05/01/36 8,068
113,051 FGLMC 6.000 06/01/36 118,089
34,005 FGLMC 5.000 07/01/36 34,766
41,776 FGLMC 6.000 07/01/36 43,402
5,230 FGLMC 6.000 08/01/36 5,457
5,977 FGLMC 6.000 09/01/36 6,110
95,300 FGLMC 5.500 10/01/36 98,310
47,897 FGLMC 5.500 10/01/36 49,655
8,551 FGLMC 6.500 10/01/36 8,877
5,116 FGLMC 5.500 11/01/36 5,317
12,367 FGLMC 6.000 11/01/36 12,934
64,581 FGLMC 6.000 12/01/36 67,540
99,120 FGLMC 5.500 03/01/37 103,014
39,889 FGLMC 6.000 03/01/37 41,716
5,379 FGLMC 6.500 03/01/37 5,597
35,412 FGLMC 5.500 04/01/37 36,804
3,626 FGLMC 5.000 05/01/37 3,666
4,538 FGLMC 5.000 06/01/37 4,602
14,901 FGLMC 5.500 06/01/37 15,487

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,869,728 FGLMC 3.000% 07/01/37 $ 3,630,674
67,559 FGLMC 6.000 07/01/37 70,627
37,108 FGLMC 6.000 08/01/37 38,808
13,021 FGLMC 6.000 09/01/37 13,622
96,851 FGLMC 5.500 10/01/37 98,132
3,129 FGLMC 6.000 11/01/37 3,270
26,923 FGLMC 6.500 11/01/37 28,419
12,906 FGLMC 6.000 01/01/38 13,498
5,494 FGLMC 6.000 02/01/38 5,724
41,583 FGLMC 6.000 02/01/38 43,472
62,803 FGLMC 5.000 03/01/38 64,209
184,551 FGLMC 5.000 03/01/38 188,681
8,088 FGLMC 5.000 04/01/38 8,342
78,395 FGLMC 5.000 04/01/38 80,154
87,272 FGLMC 5.500 04/01/38 89,050
19,206 FGLMC 5.500 05/01/38 19,961
2,294 FGLMC 5.500 06/01/38 2,384
3,756 FGLMC 6.000 07/01/38 3,841
11,913 FGLMC 5.500 08/01/38 12,308
72,022 FGLMC 5.500 08/01/38 74,832
9,154 FGLMC 5.000 09/01/38 9,359
124,997 FGLMC 5.500 09/01/38 129,912
50,920 FGLMC 5.500 09/01/38 52,865
2,453 FGLMC 5.500 10/01/38 2,550
46,075 FGLMC 6.000 11/01/38 47,962
344,138 FGLMC 5.500 01/01/39 357,666
219,383 FGLMC 4.500 02/01/39 220,870
125,518 FGLMC 5.000 02/01/39 128,329
9,517 FGLMC 5.500 02/01/39 9,891
407 FGLMC 4.500 03/01/39 407
55,282 FGLMC 5.000 03/01/39 56,521
6,777 FGLMC 6.000 03/01/39 7,054
10,468 FGLMC 4.500 04/01/39 10,539
363,522 FGLMC 4.500 04/01/39 365,039
77,717 FGLMC 4.000 05/01/39 76,142
2,019 FGLMC 4.500 05/01/39 2,033
52,820 FGLMC 4.500 05/01/39 53,178
1,171,710 FGLMC 4.500 05/01/39 1,179,653
82,230 FGLMC 4.500 05/01/39 82,146
48,453 FGLMC 5.000 05/01/39 49,537
101,007 FGLMC 4.000 06/01/39 98,960
554,052 FGLMC 4.500 06/01/39 557,808
17,260 FGLMC 4.500 06/01/39 17,377
8,328 FGLMC 5.000 06/01/39 8,495
3,067 FGLMC 5.500 06/01/39 3,188
162,766 FGLMC 4.000 07/01/39 159,467
65,676 FGLMC 4.500 07/01/39 66,122
12,681 FGLMC 4.500 07/01/39 12,767
5,106 FGLMC 4.500 07/01/39 5,141
43,562 FGLMC 5.000 07/01/39 44,540
78,762 FGLMC 5.500 07/01/39 80,367
5,644 FGLMC 4.500 08/01/39 5,683
13,237 FGLMC 5.000 08/01/39 13,535
126,642 FGLMC 4.000 09/01/39 124,498
346,022 FGLMC 5.000 09/01/39 353,771
117,166 FGLMC 5.000 09/01/39 119,796
1,330 FGLMC 5.500 09/01/39 1,353
137,813 FGLMC 6.500 09/01/39 143,816
37,012 FGLMC 4.500 10/01/39 37,263
42,787 FGLMC 4.500 10/01/39 43,077

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 23,306 FGLMC 4.500% 10/01/39 $ 23,464
26,955 FGLMC 5.000 10/01/39 27,559
8,902 FGLMC 4.000 11/01/39 8,721
29,238 FGLMC 4.500 11/01/39 29,436
11,376 FGLMC 5.000 11/01/39 11,632
48,603 FGLMC 4.500 12/01/39 48,932
23,475 FGLMC 4.500 12/01/39 23,634
66,489 FGLMC 4.500 12/01/39 66,689
32,268 FGLMC 4.500 12/01/39 32,403
50,216 FGLMC 5.500 12/01/39 52,191
64,697 FGLMC 4.500 01/01/40 65,135
6,271 FGLMC 5.000 01/01/40 6,412
7,833 FGLMC 5.500 01/01/40 8,141
23,189 FGLMC 5.500 03/01/40 24,101
240,237 FGLMC 4.000 04/01/40 235,370
13,372 FGLMC 4.500 04/01/40 13,463
39,484 FGLMC 4.500 04/01/40 39,751
32,422 FGLMC 5.000 04/01/40 33,150
69,804 FGLMC 5.000 04/01/40 71,184
265,325 FGLMC 6.000 04/01/40 276,946
755,647 FGLMC 4.500 05/01/40 760,766
277,261 FGLMC 5.000 05/01/40 282,811
2,419 FGLMC 4.500 06/01/40 2,436
249,198 FGLMC 5.500 06/01/40 258,997
336,257 FGLMC 4.500 07/01/40 338,535
6,582 FGLMC 4.500 08/01/40 6,627
61,812 FGLMC 5.000 08/01/40 63,199
170,858 FGLMC 5.000 08/01/40 174,691
17,255 FGLMC 5.000 08/01/40 17,642
1,088,739 FGLMC 5.500 08/01/40 1,131,545
91,687 FGLMC 4.000 09/01/40 89,829
1,220,602 FGLMC 4.000 11/01/40 1,195,870
798,121 FGLMC 4.000 12/01/40 781,947
108,709 FGLMC 3.500 01/01/41 103,826
183,054 FGLMC 3.500 01/01/41 174,889
107,123 FGLMC 4.000 01/01/41 104,952
115,821 FGLMC 3.500 02/01/41 110,618
397,152 FGLMC 4.000 02/01/41 389,102
132,212 FGLMC 4.000 02/01/41 129,533
744,116 FGLMC 4.000 04/01/41 729,036
127,679 FGLMC 4.500 04/01/41 128,544
27,868 FGLMC 5.000 04/01/41 28,427
115,211 FGLMC 4.500 05/01/41 115,992
135,978 FGLMC 4.500 06/01/41 136,899
311,961 FGLMC 3.500 10/01/41 297,981
308,370 FGLMC 5.000 10/01/41 315,283
446,259 FGLMC 3.500 11/01/41 426,207
177,202 FGLMC 4.500 12/01/41 178,402
1,535,806 FGLMC 3.500 01/01/42 1,466,823
449,178 FGLMC 3.500 02/01/42 429,003
508,635 FGLMC 3.500 04/01/42 485,789
1,262,101 FGLMC 4.000 05/01/42 1,236,519
4,097,143 FGLMC 4.500 05/01/42 4,124,872
838,609 FGLMC 3.500 07/01/42 800,945
187,806 FGLMC 3.000 08/01/42 173,402
1,388,105 FGLMC 3.000 10/01/42 1,281,624
971,306 FGLMC 3.000 10/01/42 896,804
411,262 FGLMC 3.500 12/01/42 392,678
1,476,775 FGLMC 2.500 01/01/43 1,296,868
2,790,614 FGLMC 3.000 01/01/43 2,576,549

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,135,485 FGLMC 3.000% 04/01/43 $ 3,818,206
11,076,891 FGLMC 3.000 04/01/43 10,227,068
1,212,547 FGLMC 3.500 05/01/43 1,157,420
1,706,533 FGLMC 3.000 08/01/43 1,575,595
1,253,915 FGLMC 3.000 08/01/43 1,157,702
1,220,419 FGLMC 3.500 08/01/43 1,164,936
468,207 FGLMC 4.500 10/01/43 468,485
590,308 FGLMC 4.000 11/01/43 577,787
1,105,157 FGLMC 3.500 02/01/44 1,053,262
902,382 FGLMC 4.000 02/01/44 882,405
7,154,720 FGLMC 4.000 02/01/44 7,034,630
400,518 FGLMC 4.000 04/01/44 391,527
494,285 FGLMC 4.500 05/01/44 494,581
905,010 FGLMC 4.000 06/01/44 874,618
1,398,589 FGLMC 4.000 08/01/44 1,350,322
1,041,097 FGLMC 3.500 09/01/44 988,339
1,476,979 FGLMC 3.500 11/01/44 1,400,528
1,973,051 FGLMC 3.500 12/01/44 1,866,639
1,174,564 FGLMC 3.500 01/01/45 1,118,480
2,464,468 FGLMC 3.000 02/01/45 2,273,792
3,048,388 FGLMC 3.500 03/01/45 2,887,767
1,780,408 FGLMC 4.000 03/01/45 1,737,684
1,192,569 FGLMC 3.000 04/01/45 1,099,313
2,480,400 FGLMC 3.500 04/01/45 2,346,621
6,648,880 FGLMC 3.500 07/01/45 6,294,424
4,624,672 FGLMC 4.500 07/01/45 4,631,725
14,013,992 FGLMC 3.000 08/01/45 12,939,550
10,632,142 FGLMC 3.500 10/01/45 10,065,325
1,941,621 FGLMC 4.000 11/01/45 1,896,032
3,651,492 FGLMC 3.500 12/01/45 3,451,141
8,635,614 FGLMC 3.000 03/01/46 7,940,588
2,719,971 FGLMC 3.500 03/01/46 2,570,734
1,418,298 FGLMC 4.000 03/01/46 1,384,258
6,342,744 FGLMC 3.000 04/01/46 5,814,510
6,241,486 FGLMC 3.500 05/01/46 5,948,468
4,708,639 FGLMC 3.500 08/01/46 4,465,956
9,577,468 FGLMC 3.000 09/01/46 8,820,344
3,893,837 FGLMC 4.000 09/01/46 3,798,774
3,430,850 FGLMC 3.000 11/01/46 3,137,706
12,115,891 FGLMC 3.000 11/01/46 11,062,652
4,173,903 FGLMC 3.000 11/01/46 3,826,754
2,449,637 FGLMC 3.000 12/01/46 2,244,119
3,139,078 FGLMC 3.500 12/01/46 2,966,824
5,707,538 FGLMC 3.000 02/01/47 5,226,540
1,863,900 FGLMC 3.500 02/01/47 1,761,619
1,558,694 FGLMC 4.000 02/01/47 1,519,676
2,544,928 FGLMC 3.500 05/01/47 2,403,687
2,088,903 FGLMC 3.000 08/01/47 1,916,439
2,693,269 FGLMC 3.000 11/01/47 2,457,228
4,167,483 FGLMC 3.000 12/01/47 3,800,936
12,793,693 FGLMC 3.000 01/01/48 11,697,755
4,485,181 FGLMC 3.000 02/01/48 4,088,188
3,311,274 FGLMC 3.500 03/01/48 3,129,602
2,825,952 FGLMC 3.500 05/01/48 2,666,026
2,206,828 FGLMC 4.000 05/01/48 2,151,137
3,033,811 FGLMC 3.500 07/01/48 2,860,746
3,224,099 FGLMC 4.000 07/01/48 3,134,750
5,898,225 FGLMC 4.000 08/01/48 5,734,764
1,089,961 FGLMC 4.500 09/01/48 1,083,225
4,638,079 FGLMC 4.000 10/01/48 4,503,278

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,836,165 FGLMC 4.500% 12/01/48 $ 2,822,049
1,482,347 FGLMC 4.500 02/01/49 1,478,132
3,841,104 FGLMC 3.500 05/01/49 3,611,116
241 Federal National Mortgage Association (FNMA) 4.500 06/01/23 241
34 FNMA 5.000 06/01/23 34
45 FNMA 5.500 06/01/23 46
41 FNMA 5.000 07/01/23 41
972 FNMA 5.000 07/01/23 978
82 FNMA 5.500 08/01/23 82
413 FNMA 5.000 11/01/23 415
12 FNMA 5.500 01/01/24 12
690 FNMA 5.500 02/01/24 697
2,942 FNMA 4.000 03/01/24 2,941
332 FNMA 4.500 04/01/24 333
16,719 FNMA 4.000 05/01/24 16,713
4,286 FNMA 4.000 05/01/24 4,278
456 FNMA 4.000 06/01/24 456
490 FNMA 4.500 07/01/24 491
663 FNMA 5.500 07/01/24 670
14 FNMA 8.000 07/01/24 14
3,076 FNMA 4.500 08/01/24 3,084
3,091 FNMA 4.000 09/01/24 3,090
14,467 FNMA 4.000 09/01/24 14,397
1,294 FNMA 4.500 09/01/24 1,295
36,118 FNMA 4.500 10/01/24 36,188
2,451 FNMA 5.000 01/01/25 2,468
2,796 FNMA 4.500 02/01/25 2,802
22,557 FNMA 4.500 03/01/25 22,616
250 FNMA 4.500 03/01/25 250
12,457 FNMA 5.000 03/01/25 12,540
17,339 FNMA 4.500 04/01/25 17,375
7,367 FNMA 4.500 04/01/25 7,387
83,728 FNMA 4.000 05/01/25 83,227
38,542 FNMA 4.000 06/01/25 38,352
14,720 FNMA 4.500 06/01/25 14,728
10,268 FNMA 4.000 08/01/25 10,207
5,600 FNMA 5.500 08/01/25 5,715
33,728 FNMA 3.500 09/01/25 33,148
39,337 FNMA 4.000 09/01/25 39,144
84,595 FNMA 3.500 10/01/25 83,140
77,066 FNMA 3.500 10/01/25 75,692
32,308 FNMA 5.000 10/01/25 32,528
54,865 FNMA 4.000 11/01/25 54,528
74,011 FNMA 3.500 12/01/25 72,698
60,437 FNMA 3.500 02/01/26 59,318
339,880 FNMA 3.500 02/01/26 333,763
18,921 FNMA 4.000 03/01/26 18,805
54,739 FNMA 4.000 06/01/26 54,351
53,427 FNMA 3.500 08/01/26 52,440
43,101 FNMA 3.500 09/01/26 42,266
22,263 FNMA 4.000 09/01/26 22,126
79,878 FNMA 3.500 10/01/26 78,313
1,630 FNMA 6.000 10/01/26 1,663
103,016 FNMA 3.000 11/01/26 100,277
93,388 FNMA 3.000 12/01/26 90,880
255,685 FNMA 3.000 01/01/27 248,818
190,704 FNMA 4.000 01/01/27 189,762
196,771 FNMA 3.500 02/01/27 192,834
346,621 FNMA 3.000 04/01/27 336,865
207,471 FNMA 3.000 04/01/27 201,735

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 125,111 FNMA 3.500% 05/01/27 $ 122,568
153,556 FNMA 2.500 06/01/27 147,952
439,752 FNMA 3.000 06/01/27 427,069
159,851 FNMA 2.500 07/01/27 154,046
376,160 FNMA 2.500 09/01/27 362,031
5,140 FNMA 5.500 09/01/27 5,192
588,474 FNMA 2.500 10/01/27 566,548
391,275 FNMA 3.000 11/01/27 379,914
783 FNMA 5.500 01/01/28 791
1,566,043 FNMA 2.500 02/01/28 1,505,887
1,254,033 FNMA 2.500 02/01/28 1,205,759
652 FNMA 5.000 02/01/28 656
950,317 FNMA 2.500 04/01/28 912,270
1,337,826 FNMA 2.500 04/01/28 1,284,988
3,989 FNMA 5.500 06/01/28 4,029
384,875 FNMA 2.500 07/01/28 369,210
808,285 FNMA 2.500 08/01/28 775,019
895,609 FNMA 3.000 10/01/28 867,659
588 FNMA 5.500 11/01/28 594
4 FNMA 7.500 01/01/29 4
1,319,275 FNMA 3.000 03/01/29 1,267,047
5,132 FNMA 4.000 03/01/29 5,011
4,850,817 FNMA 3.000 04/01/29 4,659,065
19,146 FNMA 4.500 04/01/29 19,136
13,417 FNMA 4.000 05/01/29 13,101
7,531 FNMA 4.500 06/01/29 7,527
2,667 FNMA 4.000 07/01/29 2,604
51,659 FNMA 4.500 08/01/29 51,632
6,077,034 FNMA 3.500 09/01/29 5,896,459
10,010 FNMA 4.500 09/01/29 10,005
7,734 FNMA 4.500 11/01/29 7,785
2,972 FNMA 4.500 01/01/30 2,971
732,337 FNMA 2.500 02/01/30 692,456
6,452 FNMA 4.000 03/01/30 6,299
2,843 FNMA 4.500 05/01/30 2,841
4,165 FNMA 4.500 06/01/30 4,163
1,806,823 FNMA 3.000 07/01/30 1,729,044
37,794 FNMA 4.500 08/01/30 37,775
8,479 FNMA 4.000 09/01/30 8,278
55,386 FNMA 4.000 10/01/30 54,077
475,368 FNMA 4.000 11/01/30 464,131
85,217 FNMA 4.000 11/01/30 83,203
19,313 FNMA 4.500 12/01/30 19,303
1,673,297 FNMA 3.000 02/01/31 1,602,720
27,073 FNMA 3.500 02/01/31 26,635
29,604 FNMA 4.000 02/01/31 28,904
330 FNMA 7.500 03/01/31 348
1,922,639 FNMA 2.500 04/01/31 1,813,195
81,202 FNMA 3.500 04/01/31 79,889
9,680 FNMA 4.000 04/01/31 9,451
1,930,720 FNMA 3.000 05/01/31 1,846,500
1,003 FNMA 6.000 05/01/31 1,040
2,230,133 FNMA 2.500 06/01/31 2,103,061
494,893 FNMA 4.500 07/01/31 498,146
50,726 FNMA 4.500 07/01/31 50,700
296,529 FNMA 4.000 08/01/31 289,511
2,908,640 FNMA 2.500 09/01/31 2,742,960
1,484,123 FNMA 3.000 09/01/31 1,419,186
18,154 FNMA 4.000 09/01/31 17,725
246 FNMA 6.500 09/01/31 253

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 11,038 FNMA 6.000% 11/01/31 $ 11,476
1,494 FNMA 6.500 11/01/31 1,548
3,139,711 FNMA 2.500 12/01/31 2,960,687
530,965 FNMA 3.500 01/01/32 522,364
3,515 FNMA 6.000 01/01/32 3,655
216,394 FNMA 3.500 02/01/32 212,889
2,539 FNMA 6.000 02/01/32 2,635
1,984,449 FNMA 3.000 03/01/32 1,897,658
11,081 FNMA 6.500 04/01/32 11,624
6,940,749 FNMA 3.000 06/01/32 6,637,202
21,193 FNMA 6.500 07/01/32 22,211
4,428 FNMA 6.500 08/01/32 4,626
249,351 FNMA 3.000 09/01/32 234,976
4,259 FNMA 7.500 09/01/32 4,253
748,532 FNMA 3.000 10/01/32 705,376
23,349 FNMA 5.500 10/01/32 23,941
5,780 FNMA 6.000 11/01/32 6,005
4,543,154 FNMA 3.000 12/01/32 4,344,353
5,896 FNMA 5.500 12/01/32 6,045
295 FNMA 5.500 12/01/32 298
8,694 FNMA 6.000 12/01/32 8,931
51,599 FNMA 5.500 01/01/33 53,193
131,867 FNMA 6.000 01/01/33 137,103
47,591 FNMA 5.000 02/01/33 48,601
1,250 FNMA 5.000 02/01/33 1,253
547,980 FNMA 3.000 04/01/33 516,368
638,641 FNMA 3.500 04/01/33 621,989
2,580 FNMA 6.000 04/01/33 2,682
3,098,453 FNMA 3.500 05/01/33 3,017,700
325,298 FNMA 5.500 05/01/33 335,278
18,781 FNMA 5.000 06/01/33 19,180
35,952 FNMA 5.500 06/01/33 37,100
5,545 FNMA 4.500 07/01/33 5,501
25,374 FNMA 5.000 07/01/33 25,913
34,242 FNMA 4.500 08/01/33 33,993
3,324 FNMA 4.500 08/01/33 3,298
7,835 FNMA 5.000 08/01/33 8,001
20,667 FNMA 5.500 09/01/33 20,880
56,261 FNMA 5.500 09/01/33 56,858
5,760 FNMA 6.000 09/01/33 5,901
50,700 FNMA 4.500 10/01/33 50,893
4,770 FNMA 5.000 10/01/33 4,809
10,136 FNMA 5.000 10/01/33 10,351
88,026 FNMA 5.500 10/01/33 89,107
152,021 FNMA 5.500 10/01/33 155,610
2,609 FNMA 4.500 11/01/33 2,617
10,212 FNMA 5.000 11/01/33 10,429
716,528 FNMA 5.000 11/01/33 731,755
79,516 FNMA 5.000 12/01/33 81,203
103,204 FNMA 5.500 12/01/33 105,728
994,024 FNMA 3.000 01/01/34 936,676
31,985 FNMA 5.000 02/01/34 32,385
139,849 FNMA 6.000 02/01/34 145,985
9,481 FNMA 5.000 03/01/34 9,683
2,777 FNMA 5.000 03/01/34 2,836
7,992 FNMA 5.000 03/01/34 8,162
3,206 FNMA 5.000 03/01/34 3,274
189,965 FNMA 5.000 03/01/34 193,996
4,108 FNMA 5.000 03/01/34 4,195
24,433 FNMA 5.000 04/01/34 24,952

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 29,141 FNMA 5.500% 04/01/34 $ 29,643
11,948 FNMA 4.500 05/01/34 11,967
3,705 FNMA 4.500 05/01/34 3,696
6,689 FNMA 5.500 07/01/34 6,903
10,164 FNMA 5.500 07/01/34 10,489
9,878 FNMA 7.000 07/01/34 10,294
75,956 FNMA 5.000 08/01/34 77,569
8,341 FNMA 5.000 08/01/34 8,518
45,753 FNMA 6.000 08/01/34 47,582
8,124 FNMA 6.000 08/01/34 8,447
8,397,031 FNMA 3.500 09/01/34 8,125,548
162,833 FNMA 5.500 09/01/34 168,040
6,062,946 FNMA 2.500 11/01/34 5,664,093
1,433 FNMA 5.500 11/01/34 1,479
8,173 FNMA 6.000 11/01/34 8,342
8,918,727 FNMA 2.500 12/01/34 8,306,827
12,753,523 FNMA 3.000 12/01/34 12,111,949
2,435 FNMA 5.000 12/01/34 2,487
1,472 FNMA 5.500 12/01/34 1,519
6,421 FNMA 6.000 12/01/34 6,562
227,370 FNMA 4.500 01/01/35 228,234
19,819 FNMA 5.500 01/01/35 20,118
6,955,685 FNMA 3.500 02/01/35 6,730,898
475,597 FNMA 5.500 02/01/35 490,803
21,287 FNMA 5.500 02/01/35 21,968
5,705,403 FNMA 2.500 03/01/35 5,294,562
68,206 FNMA 5.500 04/01/35 68,914
20,573 FNMA 6.000 04/01/35 21,391
19,843 FNMA 6.000 04/01/35 20,761
7,233,217 FNMA 2.500 05/01/35 6,730,341
6,438,827 FNMA 3.000 05/01/35 6,114,838
30,215 FNMA 6.000 05/01/35 31,177
7,881 FNMA 5.000 06/01/35 8,048
1,334 i FNMA LIBOR 12 M + 1.570% 3.718 07/01/35 1,313
24,325 FNMA 5.000 07/01/35 24,841
2,060,697 FNMA 3.000 08/01/35 1,931,525
49,293 FNMA 4.500 08/01/35 49,458
55,082 FNMA 5.000 08/01/35 56,252
36,747 FNMA 5.000 08/01/35 37,528
1,763 FNMA 4.500 09/01/35 1,765
2,206 FNMA 4.500 09/01/35 2,215
6,020 FNMA 5.500 09/01/35 6,213
7,340,688 FNMA 2.500 10/01/35 6,830,001
19,016 FNMA 5.000 10/01/35 19,169
65,666 FNMA 5.500 10/01/35 67,098
16,702,258 FNMA 1.500 11/01/35 14,684,709
15,461,566 FNMA 2.000 11/01/35 13,987,903
7,810,262 FNMA 2.500 11/01/35 7,267,003
42,915 FNMA 5.500 11/01/35 44,377
6,259,589 FNMA 2.000 12/01/35 5,662,945
22,035,261 FNMA 1.500 01/01/36 19,380,048
2,592,885 FNMA 3.500 01/01/36 2,505,998
11,535 i FNMA LIBOR 12 M + 1.535% 3.985 02/01/36 11,299
165,608 FNMA 5.000 02/01/36 169,131
15,088,852 FNMA 1.500 03/01/36 13,270,573
73,780,900 FNMA 2.000 03/01/36 66,565,807
69,001 FNMA 6.000 03/01/36 72,000
7,815,473 FNMA 1.500 04/01/36 6,873,601
8,265,814 FNMA 1.000 05/01/36 7,052,732
23,877,857 FNMA 1.500 05/01/36 21,000,115

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 15,488,492 FNMA 2.000% 05/01/36 $ 13,973,675
849,071 FNMA 3.500 05/01/36 818,517
1,033 FNMA 5.000 05/01/36 1,054
115,185 FNMA 6.000 06/01/36 120,221
15,939,421 FNMA 2.000 07/01/36 14,380,279
15,275 i FNMA LIBOR 12 M + 1.595% 3.845 07/01/36 15,003
6,011 FNMA 6.000 07/01/36 6,160
27,614 FNMA 6.500 07/01/36 28,694
6,592,849 FNMA 3.000 08/01/36 6,179,385
48,369 FNMA 5.500 08/01/36 48,861
74,609 FNMA 6.500 08/01/36 77,847
12,751,496 FNMA 1.500 09/01/36 11,210,525
16,478,707 FNMA 2.000 09/01/36 14,866,692
15,497,842 FNMA 2.500 09/01/36 14,409,865
1,066,161 FNMA 3.000 09/01/36 999,293
6,153 FNMA 5.500 09/01/36 6,350
2,102 FNMA 6.500 09/01/36 2,238
8,036 FNMA 6.500 09/01/36 8,421
9,966 FNMA 6.000 10/01/36 10,412
26,303,720 FNMA 1.500 11/01/36 23,124,832
17,091,930 FNMA 2.000 11/01/36 15,419,845
2,348,061 FNMA 3.000 11/01/36 2,200,782
4,908 FNMA 6.500 11/01/36 5,203
30,632 FNMA 6.000 12/01/36 32,001
11,156,151 FNMA 1.500 01/01/37 9,811,154
10,968,573 FNMA 2.000 01/01/37 9,895,417
5,322 i FNMA LIBOR 12 M + 1.729% 4.074 01/01/37 5,233
12,077 FNMA 5.500 01/01/37 12,539
4,517,085 FNMA 1.500 02/01/37 3,971,130
91,112 FNMA 5.500 02/01/37 93,110
566 i FNMA LIBOR 6 M + 1.460% 5.737 02/01/37 572
5,442 FNMA 6.000 02/01/37 5,683
10,729 FNMA 7.000 02/01/37 11,161
35,961,896 FNMA 2.000 03/01/37 32,442,971
1,793 i FNMA LIBOR 12 M + 1.875% 4.375 03/01/37 1,757
879 FNMA 5.000 03/01/37 893
30,580 FNMA 6.500 03/01/37 32,388
41,202 FNMA 6.500 03/01/37 43,592
23,739,862 FNMA 2.000 04/01/37 21,416,743
9,100,041 FNMA 2.500 04/01/37 8,455,169
18,645 FNMA 7.000 04/01/37 19,785
34,587 FNMA 5.000 05/01/37 35,240
1,341 FNMA 7.000 05/01/37 1,353
5,505 i FNMA LIBOR 12 M + 1.782% 4.081 06/01/37 5,417
6,415 FNMA 5.500 06/01/37 6,660
4,667,253 FNMA 3.000 08/01/37 4,425,130
8,832 FNMA 5.500 08/01/37 9,115
3,260 FNMA 6.000 08/01/37 3,369
13,496 FNMA 5.500 09/01/37 13,632
17,168 FNMA 6.000 09/01/37 17,734
20,373 FNMA 6.000 09/01/37 21,184
52,127 FNMA 6.000 09/01/37 54,250
69,936 FNMA 6.000 09/01/37 73,058
26,053 FNMA 6.000 09/01/37 27,119
5,954 FNMA 6.500 09/01/37 6,144
3,871 FNMA 6.500 09/01/37 3,996
5,646 i FNMA DGS1 + 2.275% 4.400 10/01/37 5,534
5,075 FNMA 6.500 10/01/37 5,322
6,570,998 FNMA 3.000 11/01/37 6,230,114
6,464,662 FNMA 3.500 11/01/37 6,231,907

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,915,976 FNMA 4.000% 11/01/37 $ 4,839,723
58,056 FNMA 5.500 11/01/37 60,274
108,614 FNMA 6.000 11/01/37 113,206
2,489 FNMA 7.000 11/01/37 2,498
2,101,954 FNMA 3.000 12/01/37 1,970,048
2,149,213 FNMA 4.000 01/01/38 2,098,143
466 FNMA 6.500 01/01/38 481
3,911,773 FNMA 4.500 02/01/38 3,899,037
2,850,952 FNMA 5.000 02/01/38 2,870,358
30,103 FNMA 5.500 02/01/38 31,167
15,252 FNMA 6.500 02/01/38 15,731
8,685 FNMA 7.000 02/01/38 9,358
7,145 i FNMA LIBOR 12 M + 1.770% 2.520 03/01/38 7,012
3,045 FNMA 5.000 03/01/38 3,109
1,402 FNMA 5.000 03/01/38 1,432
6,558 FNMA 5.500 03/01/38 6,808
2,561 FNMA 6.000 03/01/38 2,713
8,153 FNMA 6.500 03/01/38 8,409
4,656 FNMA 6.500 03/01/38 4,863
4,650 FNMA 6.500 03/01/38 4,796
65,561 FNMA 5.500 04/01/38 68,066
108,260 FNMA 6.000 04/01/38 112,575
11,528 FNMA 4.500 05/01/38 11,494
349,685 FNMA 5.000 05/01/38 357,121
76,726 FNMA 5.000 05/01/38 78,360
241,258 FNMA 6.000 06/01/38 251,850
449,151 FNMA 6.500 06/01/38 471,677
86,308 FNMA 6.000 07/01/38 90,062
858 i FNMA LIBOR 12 M + 1.603% 3.853 08/01/38 857
271,498 FNMA 6.000 09/01/38 282,866
9,581 i FNMA LIBOR 12 M + 1.321% 3.571 10/01/38 9,406
588 FNMA 6.000 10/01/38 601
3,507 FNMA 5.500 11/01/38 3,582
1,431 FNMA 5.000 12/01/38 1,458
246,150 FNMA 5.500 12/01/38 255,293
18,927 FNMA 4.500 01/01/39 18,912
28,540 FNMA 5.000 01/01/39 28,942
971,941 FNMA 5.000 01/01/39 988,332
33,455 FNMA 5.500 01/01/39 34,043
139,389 FNMA 5.500 01/01/39 144,714
11,547 FNMA 6.000 01/01/39 11,940
1,276 FNMA 6.000 01/01/39 1,304
45,740 FNMA 4.500 02/01/39 46,000
155,981 FNMA 4.500 02/01/39 156,866
68,267 FNMA 4.500 02/01/39 68,655
3,305 FNMA 5.500 02/01/39 3,432
146,912 FNMA 4.000 04/01/39 143,783
7,651 FNMA 5.500 04/01/39 7,878
275,896 FNMA 4.500 05/01/39 277,464
45,581 FNMA 4.500 05/01/39 45,721
140,840 FNMA 4.500 06/01/39 141,640
51,197 FNMA 4.500 06/01/39 51,487
112,076 FNMA 5.500 06/01/39 116,356
2,841 i FNMA LIBOR 12 M + 1.835% 4.085 07/01/39 2,832
38,911 FNMA 4.500 07/01/39 39,132
29,681 FNMA 4.500 07/01/39 29,772
2,643 FNMA 5.000 07/01/39 2,699
5,721 i FNMA LIBOR 12 M + 1.650% 3.900 08/01/39 5,637
4,517 i FNMA LIBOR 12 M + 1.690% 3.940 08/01/39 4,504
497,386 FNMA 4.000 08/01/39 486,793

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 87,597 FNMA 4.000% 08/01/39 $ 85,731
7,875 FNMA 4.500 08/01/39 7,920
349,907 FNMA 4.500 08/01/39 350,988
97,551 FNMA 4.500 08/01/39 97,852
369,344 FNMA 5.000 08/01/39 377,211
3,101 FNMA 5.000 08/01/39 3,171
200,735 FNMA 4.000 09/01/39 196,459
20,204 FNMA 5.000 09/01/39 20,635
92,718 FNMA 5.500 09/01/39 96,262
57,789 FNMA 6.000 09/01/39 60,209
186,588 FNMA 6.500 10/01/39 197,289
8,937 FNMA 5.000 11/01/39 9,106
213,102 FNMA 4.000 12/01/39 208,562
22,612 FNMA 4.500 12/01/39 22,711
47,235 FNMA 4.500 12/01/39 47,381
741,998 FNMA 4.500 12/01/39 746,210
7,831 i FNMA LIBOR 12 M + 1.815% 4.160 01/01/40 7,938
17,011 FNMA 4.500 01/01/40 17,108
17,752 FNMA 5.000 01/01/40 18,131
120,038 FNMA 6.000 02/01/40 124,821
5,666,504 FNMA 2.500 03/01/40 5,069,196
151,380 FNMA 4.500 03/01/40 152,240
71,013 FNMA 4.500 03/01/40 71,416
7,097 FNMA 5.000 03/01/40 7,248
7,357,515 FNMA 2.500 04/01/40 6,563,742
7,290,515 FNMA 3.000 04/01/40 6,814,553
7,714 FNMA 4.500 04/01/40 7,758
252,100 FNMA 5.000 04/01/40 257,482
179,237 FNMA 5.000 04/01/40 183,062
12,472 i FNMA LIBOR 12 M + 1.770% 3.034 05/01/40 12,236
13,703 i FNMA LIBOR 12 M + 1.835% 3.210 05/01/40 13,417
27,597 i FNMA LIBOR 12 M + 1.840% 4.094 05/01/40 27,966
8,022 FNMA 4.500 05/01/40 7,951
6,592,701 FNMA 2.500 06/01/40 5,881,421
16,634 FNMA 4.500 07/01/40 16,728
14,380 FNMA 4.500 07/01/40 14,462
22,574 FNMA 5.000 07/01/40 23,056
140,907 FNMA 4.500 08/01/40 141,707
202,988 FNMA 4.500 08/01/40 204,141
142,708 FNMA 5.000 08/01/40 145,411
311,284 FNMA 4.500 09/01/40 313,054
154,351 FNMA 4.500 09/01/40 155,228
334,234 FNMA 6.000 09/01/40 349,171
47,799 FNMA 3.500 10/01/40 45,619
210,068 FNMA 4.000 10/01/40 205,592
461,091 FNMA 4.000 10/01/40 451,266
371,800 FNMA 4.500 10/01/40 373,913
437,554 FNMA 3.500 11/01/40 417,598
453,360 FNMA 4.000 11/01/40 443,700
489,011 FNMA 4.000 11/01/40 478,593
273,729 FNMA 4.000 11/01/40 267,897
54,861 FNMA 4.500 11/01/40 55,173
14,278,365 FNMA 2.000 12/01/40 12,344,063
142,690 FNMA 4.000 12/01/40 139,649
24,034 i FNMA LIBOR 12 M + 1.823% 4.073 12/01/40 23,535
1,235,087 FNMA 4.500 12/01/40 1,242,100
14,163 FNMA 3.500 01/01/41 13,520
4,846,838 FNMA 1.500 02/01/41 4,036,848
11,753,143 FNMA 2.000 02/01/41 10,043,933
62,756 FNMA 3.500 02/01/41 59,894

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 413,603 FNMA 4.000% 02/01/41 $ 399,425
18,454 i FNMA LIBOR 12 M + 1.820% 4.134 02/01/41 18,700
407,434 FNMA 4.000 03/01/41 398,749
16,517,738 FNMA 2.000 04/01/41 14,279,215
307,421 FNMA 4.500 04/01/41 309,167
283,517 FNMA 4.500 05/01/41 283,656
83,894 FNMA 4.500 05/01/41 84,371
190,085 FNMA 4.500 06/01/41 190,673
35,983 i FNMA LIBOR 12 M + 1.782% 3.825 07/01/41 36,629
253,595 FNMA 4.500 07/01/41 255,038
12,851,026 FNMA 2.000 08/01/41 11,108,825
22,436,186 FNMA 1.500 09/01/41 18,208,858
4,377,476 FNMA 2.000 09/01/41 3,762,339
576,203 FNMA 4.000 09/01/41 563,924
358,029 FNMA 4.500 09/01/41 359,135
150,664 FNMA 5.500 09/01/41 156,416
13,469,727 FNMA 1.500 10/01/41 11,051,746
8,768,484 FNMA 2.000 10/01/41 7,536,292
22,385 i FNMA LIBOR 12 M + 1.815% 4.065 10/01/41 22,128
13,454,840 FNMA 2.000 11/01/41 11,575,548
240,303 FNMA 3.500 11/01/41 229,260
194,142 FNMA 3.500 11/01/41 185,219
8,735,240 FNMA 3.500 12/01/41 8,333,924
1,423,880 FNMA 3.500 12/01/41 1,358,448
250,317 FNMA 4.000 12/01/41 244,982
103,261 i FNMA LIBOR 12 M + 1.750% 4.000 12/01/41 104,494
13,545,838 FNMA 2.500 01/01/42 11,999,410
678,127 FNMA 3.500 03/01/42 646,969
447,158 FNMA 4.000 03/01/42 437,629
1,632,317 FNMA 3.500 04/01/42 1,557,305
638,829 FNMA 3.500 04/01/42 609,476
582,936 FNMA 4.500 04/01/42 586,247
614,283 FNMA 5.000 04/01/42 627,380
413,482 FNMA 4.000 05/01/42 404,672
383,928 FNMA 5.000 05/01/42 392,116
495,873 FNMA 3.000 06/01/42 457,333
1,923,036 FNMA 3.500 06/01/42 1,834,662
1,613,808 FNMA 4.000 06/01/42 1,579,395
1,165,189 FNMA 4.000 06/01/42 1,140,341
2,859,003 FNMA 3.500 07/01/42 2,727,630
591,351 FNMA 4.500 07/01/42 594,717
658,938 FNMA 3.500 08/01/42 628,660
1,073,535 FNMA 3.000 09/01/42 990,101
1,354,879 FNMA 3.500 09/01/42 1,292,612
6,876,375 FNMA 4.500 09/01/42 6,915,416
2,470,819 FNMA 3.000 10/01/42 2,278,781
618,433 FNMA 3.500 10/01/42 589,978
1,156,438 FNMA 2.500 01/01/43 1,014,375
3,638,756 FNMA 3.000 01/01/43 3,356,006
4,206,839 FNMA 3.000 02/01/43 3,879,831
11,395,805 FNMA 3.000 04/01/43 10,509,876
8,080,292 FNMA 3.000 04/01/43 7,452,117
2,822,505 FNMA 3.000 04/01/43 2,603,094
978,049 FNMA 3.000 04/01/43 902,021
2,720,496 FNMA 3.000 06/01/43 2,508,990
63,519 i FNMA LIBOR 12 M + 1.695% 3.567 06/01/43 62,451
2,556,898 FNMA 3.000 07/01/43 2,358,103
6,545,807 FNMA 3.500 07/01/43 6,241,481
1,862,373 FNMA 3.500 07/01/43 1,775,786
23,317 i FNMA LIBOR 12 M + 1.550% 3.800 07/01/43 23,078

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,292,020 FNMA 3.000% 08/01/43 $ 2,113,838
1,216,417 FNMA 4.000 08/01/43 1,194,725
1,980,162 FNMA 3.000 09/01/43 1,826,268
2,090,817 FNMA 3.500 09/01/43 1,993,494
1,986,201 FNMA 3.500 10/01/43 1,893,958
177,971 FNMA 4.500 10/01/43 177,531
532,295 FNMA 4.000 11/01/43 519,786
1,157,941 FNMA 4.000 11/01/43 1,132,523
341,448 FNMA 4.500 12/01/43 341,457
1,186,756 FNMA 4.500 12/01/43 1,186,171
1,330,080 FNMA 4.000 01/01/44 1,299,649
18,801,282 FNMA 4.000 03/01/44 18,465,986
803,571 FNMA 4.000 05/01/44 783,454
840,185 FNMA 4.000 07/01/44 819,932
826,762 FNMA 4.000 07/01/44 806,576
596,866 FNMA 3.500 09/01/44 566,016
733,836 FNMA 4.000 09/01/44 715,465
1,876,345 FNMA 3.500 10/01/44 1,781,106
5,126,575 FNMA 5.000 11/01/44 5,235,891
770,172 FNMA 4.000 12/01/44 750,890
1,963,179 FNMA 3.000 01/01/45 1,810,647
6,655,225 FNMA 3.000 01/01/45 6,138,229
7,695,390 FNMA 3.500 01/01/45 7,338,619
3,148,776 FNMA 3.500 02/01/45 2,979,683
2,051,922 FNMA 3.000 04/01/45 1,888,221
2,701,802 FNMA 3.500 05/01/45 2,554,207
3,218,625 FNMA 3.500 07/01/45 3,041,766
2,987,659 FNMA 4.000 07/01/45 2,912,849
10,413,879 FNMA 3.500 09/01/45 9,935,430
4,892,010 FNMA 3.000 11/01/45 4,501,708
2,015,344 FNMA 3.500 11/01/45 1,902,743
6,237,078 FNMA 4.000 11/01/45 6,080,894
1,553,245 FNMA 3.500 12/01/45 1,466,461
5,951,830 FNMA 3.500 12/01/45 5,619,272
2,744,053 FNMA 3.500 12/01/45 2,590,737
8,081,439 FNMA 3.500 01/01/46 7,628,812
1,524,502 FNMA 3.500 02/01/46 1,439,322
4,161,413 FNMA 3.500 04/01/46 3,942,053
2,379,800 FNMA 4.500 05/01/46 2,376,973
2,132,780 FNMA 3.000 06/01/46 1,956,875
3,290,550 FNMA 3.500 07/01/46 3,106,676
5,649,139 FNMA 3.500 08/01/46 5,389,601
3,197,715 FNMA 4.000 08/01/46 3,116,976
3,353,064 FNMA 3.000 09/01/46 3,073,398
4,138,680 FNMA 3.000 10/01/46 3,792,009
21,515,885 FNMA 3.000 11/01/46 19,772,380
1,909,815 FNMA 3.500 12/01/46 1,803,093
25,554,560 FNMA 3.000 01/01/47 23,419,231
3,233,653 FNMA 3.000 02/01/47 2,958,106
2,193,266 FNMA 4.000 02/01/47 2,135,849
4,574,513 FNMA 3.000 03/01/47 4,184,706
2,782,559 FNMA 3.500 03/01/47 2,626,593
633,533 FNMA 4.000 03/01/47 617,013
511,236 FNMA 4.500 03/01/47 507,763
4,103,095 FNMA 3.000 04/01/47 3,776,600
6,394,617 FNMA 3.000 04/01/47 5,847,396
3,680,956 FNMA 3.500 04/01/47 3,457,035
1,850,035 FNMA 3.500 05/01/47 1,754,429
3,660,569 FNMA 3.500 07/01/47 3,491,816
14,273,280 FNMA 4.000 07/01/47 13,895,207

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 18,809,996 FNMA 3.500% 11/01/47 $ 17,747,131
1,425,997 FNMA 4.500 11/01/47 1,421,328
1,864,393 FNMA 3.500 01/01/48 1,758,612
6,808,147 FNMA 4.000 01/01/48 6,616,560
1,063,804 FNMA 3.000 02/01/48 968,910
1,527,486 FNMA 3.500 02/01/48 1,440,226
10,631,018 FNMA 3.500 04/01/48 10,020,407
2,187,141 FNMA 4.000 04/01/48 2,127,916
185,377 FNMA 4.500 04/01/48 184,741
3,257,970 FNMA 3.500 06/01/48 3,069,819
5,659,218 FNMA 4.000 07/01/48 5,496,447
3,640,389 FNMA 4.500 07/01/48 3,627,905
2,069,741 FNMA 4.000 08/01/48 2,004,830
1,530,012 FNMA 4.000 10/01/48 1,486,003
2,137,917 FNMA 4.500 10/01/48 2,128,490
17,083,826 FNMA 3.000 11/01/48 15,640,440
4,180,821 FNMA 4.000 11/01/48 4,056,521
1,478,640 FNMA 4.500 11/01/48 1,470,198
1,543,673 FNMA 4.000 12/01/48 1,499,270
1,316,449 FNMA 4.500 01/01/49 1,308,123
3,524,799 FNMA 4.500 02/01/49 3,508,195
4,534,673 FNMA 4.000 04/01/49 4,404,233
4,037,585 FNMA 5.000 04/01/49 4,104,172
5,004,054 FNMA 3.500 07/01/49 4,697,973
18,665,001 FNMA 3.500 08/01/49 17,529,142
2,976,063 FNMA 4.000 08/01/49 2,878,662
10,838,115 FNMA 3.000 09/01/49 9,820,770
13,655,695 FNMA 3.000 12/01/49 12,441,472
6,060,185 FNMA 3.000 12/01/49 5,491,329
11,756,689 FNMA 3.000 12/01/49 10,653,120
23,771,247 FNMA 3.000 02/01/50 21,539,926
10,981,233 FNMA 3.500 02/01/50 10,340,601
14,918,744 FNMA 3.000 03/01/50 13,495,993
21,470,394 FNMA 3.000 05/01/50 19,428,315
11,928,830 FNMA 3.000 06/01/50 10,790,130
9,528,269 FNMA 4.000 06/01/50 9,191,231
11,249,171 FNMA 4.000 08/01/50 10,832,418
31,085,138 FNMA 2.500 09/01/50 26,942,094
167,231,975 FNMA 2.500 10/01/50 144,510,791
20,857,954 FNMA 1.500 11/01/50 16,424,634
102,349,566 FNMA 2.000 11/01/50 84,908,145
15,008,393 FNMA 2.500 11/01/50 12,976,131
58,797,367 FNMA 1.500 12/01/50 46,230,052
108,553,550 FNMA 2.000 12/01/50 90,048,046
9,724,085 FNMA 2.500 12/01/50 8,423,204
82,377,884 FNMA 2.000 01/01/51 68,330,327
8,607,879 FNMA 1.500 02/01/51 6,761,819
7,840,002 FNMA 2.000 02/01/51 6,501,841
98,657,919 FNMA 2.500 02/01/51 85,061,843
39,198,954 FNMA 1.500 03/01/51 30,846,874
111,909,358 FNMA 2.000 03/01/51 92,790,770
22,521,788 FNMA 1.500 04/01/51 17,691,722
135,513,445 FNMA 2.000 04/01/51 112,341,223
30,659,143 FNMA 2.500 04/01/51 26,431,766
86,386,209 FNMA 2.000 05/01/51 71,607,759
83,263,056 FNMA 2.000 06/01/51 69,012,090
49,376,783 FNMA 2.500 06/01/51 42,621,651
53,191,727 FNMA 2.000 07/01/51 44,062,228
81,353,643 FNMA 2.000 08/01/51 67,409,960
99,408,786 FNMA 2.500 08/01/51 85,791,917

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 45,272,046 FNMA 2.000% 09/01/51 $ 37,474,276
43,357,006 FNMA 2.500 09/01/51 37,413,194
11,529,199 FNMA 1.500 11/01/51 9,056,507
96,205,435 FNMA 2.000 11/01/51 79,677,040
44,969,016 FNMA 2.500 11/01/51 38,796,957
70,195,310 FNMA 2.000 12/01/51 58,128,515
74,837,815 FNMA 2.000 12/01/51 61,932,744
82,165,236 FNMA 2.500 12/01/51 70,879,194
92,487,393 FNMA 2.500 01/01/52 79,778,480
60,810,411 FNMA 3.000 01/01/52 54,642,180
67,494,441 FNMA 2.000 02/01/52 55,830,480
17,412,648 FNMA 3.500 02/01/52 16,198,909
51,424,654 FNMA 2.000 03/01/52 42,537,636
80,067,121 FNMA 2.500 03/01/52 69,037,302
9,108,130 FNMA 3.500 03/01/52 8,463,848
14,441,706 FNMA 2.000 04/01/52 11,945,965
29,883,374 FNMA 2.500 04/01/52 25,766,625
9,367,841 FNMA 3.500 04/01/52 8,705,176
55,374,623 FNMA 2.500 05/01/52 47,746,237
19,653,051 FNMA 3.000 05/01/52 17,647,284
7,619,718 FNMA 3.500 05/01/52 7,081,700
58,528,301 FNMA 4.000 05/01/52 56,000,666
9,676,999 FNMA 2.500 06/01/52 8,346,991
4,799,808 FNMA 3.500 06/01/52 4,460,284
14,318,680 FNMA 4.000 06/01/52 13,694,382
33,095,450 FNMA 4.500 06/01/52 32,427,720
5,746,955 FNMA 3.000 07/01/52 5,159,322
3,223,986 FNMA 3.000 07/01/52 2,894,443
28,127,125 FNMA 3.500 07/01/52 26,137,488
9,614,758 FNMA 4.000 07/01/52 9,198,516
39,880,244 FNMA 4.000 07/01/52 38,149,625
9,535,107 FNMA 4.500 07/01/52 9,342,478
23,933,373 FNMA 4.500 07/01/52 23,449,248
23,504,942 FNMA 5.000 07/01/52 23,447,364
12,988,152 FNMA 2.500 08/01/52 11,198,941
4,766,402 FNMA 5.000 08/01/52 4,754,861
14,041,761 FNMA 3.500 09/01/52 13,050,240
5,151,572 FNMA 4.000 09/01/52 4,926,951
20,503,717 FNMA 4.500 09/01/52 20,088,435
4,546,438 FNMA 3.000 10/01/52 4,080,947
8,805,910 FNMA 4.000 10/01/52 8,421,954
55,478,415 FNMA 4.500 10/01/52 54,353,670
27,838,463 FNMA 5.000 10/01/52 27,761,748
16,188,247 FNMA 5.500 10/01/52 16,351,018
16,676,554 FNMA 3.000 11/01/52 14,966,816
15,405,214 FNMA 3.500 11/01/52 14,315,498
10,761,691 FNMA 4.000 11/01/52 10,292,469
32,493,016 FNMA 5.000 11/01/52 32,408,069
9,658,319 FNMA 5.500 11/01/52 9,755,432
9,596,207 FNMA 6.000 11/01/52 9,799,909
3,105,946 FNMA 4.000 12/01/52 2,970,527
15,538,029 FNMA 5.500 12/01/52 15,694,262
15,228,693 FNMA 6.000 01/01/53 15,544,845
6,581,477 FNMA 6.500 01/01/53 6,791,413
16,150,769 FNMA 5.000 02/01/53 16,106,276
20,567,419 FNMA 5.500 02/01/53 20,774,222
947,550 FNMA 7.000 02/01/53 984,109
2,178,915 FNMA 3.500 03/01/53 2,024,779
2,139,778 FNMA 4.000 03/01/53 2,046,478
3,091,646 FNMA 4.500 03/01/53 3,028,967

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 7,790,670 FNMA 6.000% 03/01/53 $ 7,952,407
3,813,688 FNMA 6.500 03/01/53 3,933,540
3,000,000 h FNMA 5.000 04/01/53 2,991,736
7,925,000 h FNMA 5.500 04/01/53 8,004,685
3,925,000 h FNMA 6.000 04/01/53 4,006,484
1,950,000 h FNMA 6.500 04/01/53 2,011,282
1,760,336 FNMA 3.500 07/01/55 1,661,965
123 Government National Mortgage Association (GNMA) 4.500 01/20/24 123
1,466 GNMA 4.000 04/15/24 1,454
106 GNMA 4.500 07/15/24 106
8,520 GNMA 4.000 08/15/24 8,431
1,870 GNMA 4.500 08/15/24 1,864
4,368 GNMA 4.000 09/15/24 4,324
1,565 GNMA 4.500 01/15/25 1,560
15,729 GNMA 4.000 08/15/25 15,514
8,461 GNMA 3.500 03/15/26 8,289
9,317 GNMA 4.000 04/15/26 9,239
10,729 GNMA 4.000 06/20/26 10,535
17,574 GNMA 3.500 11/20/26 17,219
87,012 GNMA 3.000 12/15/26 84,650
289,277 GNMA 2.500 04/20/27 278,650
243,680 GNMA 2.500 09/20/27 234,412
112 GNMA 6.500 09/15/28 116
89 GNMA 6.500 09/15/28 92
748 GNMA 6.500 11/15/28 770
139 GNMA 7.500 11/15/28 139
377,798 GNMA 3.500 11/20/28 370,077
4,510 GNMA 8.500 10/15/30 4,539
1,577 GNMA 8.500 10/20/30 1,659
195 GNMA 8.500 12/15/30 212
214 GNMA 7.000 06/20/31 222
188 GNMA 7.000 07/15/31 189
1,924,416 GNMA 3.000 08/20/32 1,842,116
78,125 GNMA 6.000 10/15/32 81,859
10,568 GNMA 5.500 12/20/32 10,896
27,118 GNMA 5.500 05/15/33 27,667
2,777 GNMA 5.000 07/15/33 2,816
12,121 GNMA 5.500 07/15/33 12,397
2,901 GNMA 5.000 07/20/33 2,990
8,670 GNMA 5.000 08/15/33 8,863
12,569 GNMA 5.000 08/15/33 12,883
47,235 GNMA 5.500 09/15/33 48,692
39,688 GNMA 6.000 11/20/33 41,646
17,042 GNMA 5.500 05/20/34 17,739
25,265 GNMA 6.000 09/20/34 25,988
1,719 GNMA 5.000 10/20/34 1,772
46,512 GNMA 5.500 11/15/34 48,137
24,035 GNMA 6.500 01/15/35 25,062
13,702 GNMA 5.500 02/20/35 14,233
252,975 GNMA 5.000 03/20/35 260,762
74,667 GNMA 5.000 04/15/35 76,769
77,211 GNMA 5.500 05/20/35 80,752
2,669 GNMA 5.000 09/20/35 2,751
3,055 GNMA 5.000 11/15/35 3,131
1,952 GNMA 5.000 11/15/35 2,026
21,472 GNMA 5.500 02/20/36 22,456
2,964 GNMA 5.500 03/15/36 3,090
6,804 GNMA 5.500 05/20/36 7,081
2,741 GNMA 6.500 06/15/36 2,839
65,982 GNMA 5.500 06/20/36 69,011

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,072 GNMA 5.000% 09/15/36 $ 4,225
2,135 GNMA 6.000 09/15/36 2,193
6,440 GNMA 6.000 10/20/36 6,816
4,329 GNMA 5.000 12/15/36 4,492
4,037 GNMA 6.000 01/20/37 4,272
56,175 GNMA 5.500 02/15/37 57,781
14,279 GNMA 6.000 02/20/37 15,111
100,229 GNMA 6.000 04/15/37 105,487
40,084 GNMA 6.000 04/20/37 41,166
5,637 GNMA 6.000 06/15/37 5,746
7,887 GNMA 6.000 08/20/37 8,347
6,822 GNMA 6.500 08/20/37 7,357
31,024 GNMA 6.500 11/20/37 32,998
10,818 GNMA 6.000 12/15/37 11,281
1,727 GNMA 5.000 02/20/38 1,776
36,719 GNMA 5.000 04/15/38 37,674
1,074 GNMA 5.500 05/20/38 1,121
6,207 GNMA 5.500 06/15/38 6,498
20,442 GNMA 6.000 06/20/38 21,634
19,932 GNMA 5.500 07/15/38 20,783
144,731 GNMA 5.000 07/20/38 147,741
140,144 GNMA 5.500 07/20/38 146,322
4,504 GNMA 5.500 08/15/38 4,715
46,038 GNMA 6.000 08/15/38 48,485
41,500 GNMA 6.000 08/15/38 42,517
13,818 GNMA 6.000 08/20/38 14,624
54,927 GNMA 6.000 09/20/38 58,113
32,057 GNMA 5.000 10/15/38 32,711
5,276 GNMA 5.500 10/15/38 5,474
7,267 GNMA 6.500 10/20/38 7,320
2,939 GNMA 6.500 10/20/38 3,158
753 GNMA 5.500 11/15/38 788
12,899 GNMA 6.500 11/20/38 13,701
42,752 GNMA 6.000 12/15/38 44,877
891 GNMA 6.500 12/15/38 925
10,290 GNMA 5.000 01/15/39 10,641
222,584 GNMA 4.500 01/20/39 225,400
30,408 GNMA 6.500 01/20/39 32,226
8,598 GNMA 5.000 02/15/39 8,866
699 GNMA 6.000 02/15/39 712
7,786 GNMA 4.500 03/15/39 7,863
103,251 GNMA 4.500 03/15/39 103,317
2,979 GNMA 4.500 03/20/39 3,017
60,675 GNMA 5.500 03/20/39 63,465
5,226 GNMA 4.500 04/15/39 5,263
103,824 GNMA 5.500 04/15/39 108,571
2,052 GNMA 5.000 04/20/39 2,107
8,781 GNMA 4.000 05/15/39 8,489
148,236 GNMA 4.500 05/15/39 149,564
73,270 GNMA 5.000 05/15/39 75,630
10,637 GNMA 4.000 05/20/39 10,503
26,015 GNMA 4.500 05/20/39 26,344
623,003 GNMA 5.000 05/20/39 639,703
4,133 GNMA 4.500 06/15/39 4,174
363,477 GNMA 4.500 06/15/39 366,443
602,681 GNMA 5.000 06/15/39 620,265
440,196 GNMA 5.000 06/15/39 450,898
9,811 GNMA 5.000 06/15/39 10,146
4,077 GNMA 5.000 06/15/39 4,205
4,479 GNMA 5.000 06/15/39 4,632

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,851 GNMA 4.000% 06/20/39 $ 5,777
3,885 GNMA 5.000 06/20/39 3,989
413,735 GNMA 4.000 07/15/39 397,700
4,824 GNMA 4.500 07/15/39 4,827
12,600 GNMA 4.500 07/15/39 12,608
510,989 GNMA 4.500 07/15/39 515,566
6,867 GNMA 5.000 07/15/39 7,101
57,035 GNMA 4.500 07/20/39 57,757
53,621 GNMA 5.000 07/20/39 55,052
6,303 GNMA 5.500 07/20/39 6,592
25,714 GNMA 4.000 08/15/39 24,792
49,403 GNMA 5.000 08/15/39 50,604
3,058 GNMA 5.500 08/15/39 3,148
17,671 GNMA 6.000 08/15/39 18,005
17,736 GNMA 4.000 08/20/39 17,512
13,555 GNMA 5.000 08/20/39 13,923
18,371 GNMA 5.000 09/20/39 18,869
3,896 GNMA 4.500 10/15/39 3,899
2,159 GNMA 5.000 10/15/39 2,226
5,760 GNMA 4.500 10/20/39 5,832
12,301 GNMA 4.500 11/15/39 12,423
8,370 GNMA 4.500 11/20/39 8,476
10,177 GNMA 5.000 11/20/39 10,453
283,661 GNMA 4.500 12/15/39 286,193
8,389 GNMA 4.500 12/20/39 8,495
321,293 GNMA 5.000 12/20/39 330,011
278,061 GNMA 4.500 01/20/40 281,580
4,927 GNMA 5.500 01/20/40 5,148
190,924 GNMA 5.500 02/15/40 199,843
25,006 GNMA 4.000 03/15/40 24,261
4,275 GNMA 5.000 03/15/40 4,348
1,360 GNMA 4.500 04/15/40 1,364
52,862 GNMA 5.000 04/15/40 54,147
11,187 GNMA 4.500 04/20/40 11,328
1,726 GNMA 4.500 05/15/40 1,741
50,773 GNMA 5.000 05/15/40 52,144
82,966 i GNMA DGS1 + 1.500% 2.875 05/20/40 82,505
2,333 GNMA 4.500 05/20/40 2,362
1,098,493 GNMA 4.500 06/15/40 1,109,250
3,451 GNMA 4.500 06/15/40 3,482
3,190 GNMA 4.500 06/15/40 3,218
58,888 GNMA 5.000 06/20/40 60,487
100,228 GNMA 4.500 07/15/40 101,126
31,213 GNMA 4.500 07/15/40 31,232
394,675 GNMA 4.500 07/20/40 399,669
12,048 GNMA 5.000 07/20/40 12,375
80,246 GNMA 4.000 08/15/40 77,271
421,507 GNMA 4.000 08/15/40 404,427
37,384 GNMA 4.500 08/15/40 37,752
28,946 GNMA 4.500 08/20/40 29,312
25,919 GNMA 4.500 09/20/40 26,244
9,438 GNMA 5.500 09/20/40 9,869
9,405 GNMA 6.500 09/20/40 9,757
13,184 GNMA 4.000 10/15/40 12,696
21,483 GNMA 6.000 10/20/40 22,736
156,168 GNMA 4.000 11/15/40 150,376
338,282 GNMA 4.000 11/20/40 334,013
78,375 GNMA 3.500 12/15/40 76,165
152,111 GNMA 5.500 12/20/40 159,093
437,370 GNMA 4.000 01/15/41 423,549

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 914,210 GNMA 4.000% 01/20/41 $ 902,674
85,592 GNMA 4.000 02/15/41 82,845
249,950 GNMA 4.500 02/20/41 253,113
147,697 GNMA 4.500 03/15/41 149,121
284,916 GNMA 4.500 04/20/41 288,520
64,536 GNMA 5.000 04/20/41 66,286
20,385 i GNMA DGS1 + 1.500% 2.875 06/20/41 20,281
55,200 GNMA 4.000 07/15/41 53,425
118,084 GNMA 4.000 07/20/41 116,593
401,807 GNMA 4.500 07/20/41 406,893
352,637 GNMA 5.000 07/20/41 362,164
82,638 GNMA 4.500 08/15/41 83,379
173,288 GNMA 5.000 08/20/41 177,989
242,962 GNMA 4.000 09/15/41 233,111
12,330 i GNMA DGS1 + 1.500% 2.625 09/20/41 12,163
550,325 GNMA 4.000 09/20/41 543,378
39,571 GNMA 4.000 10/15/41 38,312
25,541 i GNMA DGS1 + 1.500% 2.750 10/20/41 25,107
14,058 i GNMA DGS1 + 1.500% 2.750 10/20/41 13,806
706,911 GNMA 4.000 10/20/41 697,991
102,232 GNMA 5.500 10/20/41 106,883
191,272 GNMA 3.500 11/15/41 185,883
492,772 GNMA 4.000 11/15/41 474,513
931,047 GNMA 4.500 11/20/41 942,799
422,476 GNMA 5.000 11/20/41 433,944
93,222 GNMA 6.000 11/20/41 98,664
501,015 GNMA 3.500 01/20/42 478,496
66,546 i GNMA DGS1 + 1.500% 2.625 02/20/42 66,208
239,135 GNMA 3.500 03/20/42 228,432
451,311 GNMA 4.500 03/20/42 457,021
444,625 GNMA 3.500 04/15/42 432,085
969,259 GNMA 3.500 05/20/42 914,602
2,268,919 GNMA 3.500 05/20/42 2,167,854
523,813 GNMA 4.000 05/20/42 517,202
976,717 GNMA 3.500 07/15/42 949,159
91,856 i GNMA DGS1 + 1.500% 2.625 07/20/42 90,598
531,152 GNMA 3.500 07/20/42 507,656
701,695 GNMA 3.000 08/20/42 652,503
965,857 GNMA 3.500 08/20/42 916,271
2,207,611 GNMA 3.500 08/20/42 2,110,171
478,342 GNMA 6.000 08/20/42 506,269
895,934 GNMA 3.500 10/20/42 856,583
1,041,030 GNMA 3.000 11/20/42 968,744
1,039,130 GNMA 3.000 12/20/42 957,429
1,219,560 GNMA 3.000 12/20/42 1,135,178
667,579 GNMA 3.000 01/15/43 623,030
2,762,093 GNMA 3.000 01/15/43 2,577,905
909,852 GNMA 3.000 01/20/43 847,129
1,553,807 GNMA 3.000 02/20/43 1,446,703
1,215,918 GNMA 3.000 02/20/43 1,137,199
259,920 GNMA 3.000 04/15/43 242,575
301,719 GNMA 5.000 04/20/43 309,911
615,241 GNMA 3.000 05/20/43 573,464
933,940 GNMA 3.000 06/20/43 870,754
2,383,231 GNMA 3.500 06/20/43 2,267,221
2,045,028 GNMA 3.000 07/20/43 1,907,734
963,941 GNMA 3.500 07/20/43 922,183
3,976,209 GNMA 4.500 08/20/43 4,019,132
1,334,211 GNMA 3.500 09/20/43 1,277,092
430,026 GNMA 4.000 09/20/43 424,596

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,589,103 GNMA 3.500% 10/20/43 $ 5,349,852
2,576,073 GNMA 4.000 10/20/43 2,539,734
240,079 GNMA 3.500 11/20/43 229,735
463,985 GNMA 4.000 11/20/43 455,836
445,428 GNMA 4.500 12/20/43 450,244
488,769 GNMA 4.500 01/20/44 494,047
582,829 GNMA 3.500 02/20/44 557,057
788,385 GNMA 4.000 02/20/44 778,432
783,192 GNMA 4.000 05/20/44 773,304
822,194 GNMA 4.000 06/20/44 810,267
2,119,603 GNMA 3.500 07/20/44 2,021,209
6,563,816 GNMA 3.500 10/20/44 6,252,854
678,403 GNMA 4.500 10/20/44 685,732
1,505,695 GNMA 3.500 11/20/44 1,434,037
1,888,327 GNMA 3.000 12/20/44 1,764,120
3,490,864 GNMA 4.000 12/20/44 3,436,007
4,746,476 GNMA 3.500 02/20/45 4,519,550
2,815,954 GNMA 4.000 03/20/45 2,776,050
1,940,532 GNMA 3.000 04/20/45 1,807,068
4,136,011 GNMA 3.000 06/20/45 3,850,620
9,393,325 GNMA 3.000 07/20/45 8,750,537
3,202,468 GNMA 4.000 10/20/45 3,132,346
5,397,130 GNMA 4.000 11/20/45 5,289,066
2,410,494 GNMA 3.000 12/20/45 2,240,464
2,155,356 GNMA 3.500 12/20/45 2,043,579
11,592,974 GNMA 3.000 03/20/46 10,763,996
4,064,742 GNMA 3.000 04/20/46 3,767,656
2,453,499 GNMA 4.000 04/20/46 2,399,772
10,921,290 GNMA 3.000 05/20/46 10,119,869
6,741,333 GNMA 3.500 05/20/46 6,416,421
2,487,432 GNMA 3.000 06/20/46 2,304,147
1,510,869 GNMA 3.500 06/20/46 1,438,443
1,879,768 GNMA 3.000 07/20/46 1,742,964
3,206,068 GNMA 3.500 08/20/46 3,049,643
1,819,261 GNMA 3.000 09/20/46 1,685,060
7,472,486 GNMA 3.500 09/20/46 7,111,065
3,561,948 GNMA 3.000 10/20/46 3,298,358
1,966,061 GNMA 3.000 12/20/46 1,819,148
12,307,072 GNMA 3.000 01/20/47 11,373,258
1,404,864 GNMA 4.000 01/20/47 1,370,197
3,043,151 GNMA 4.000 04/20/47 2,969,109
3,245,704 GNMA 3.500 05/20/47 3,095,468
1,649,361 GNMA 3.500 06/20/47 1,568,217
2,084,298 GNMA 3.000 07/20/47 1,929,856
3,766,444 GNMA 4.500 07/20/47 3,769,940
3,913,595 GNMA 3.000 08/20/47 3,609,865
4,347,217 GNMA 3.500 08/20/47 4,132,004
7,715,613 GNMA 3.000 09/20/47 7,115,190
9,844,371 GNMA 4.000 09/20/47 9,634,964
7,015,574 GNMA 3.500 11/20/47 6,660,541
5,211,556 GNMA 3.500 12/20/47 4,955,034
3,304,796 GNMA 3.500 01/20/48 3,143,622
4,154,988 GNMA 4.000 05/20/48 4,039,668
3,103,576 GNMA 4.000 06/20/48 3,014,198
7,241,112 GNMA 3.500 07/20/48 6,877,556
3,227,211 GNMA 4.000 08/20/48 3,144,593
2,252,795 GNMA 5.000 08/20/48 2,284,726
2,075,114 GNMA 4.500 09/20/48 2,068,947
1,771,732 GNMA 5.000 10/20/48 1,798,824
1,447,526 GNMA 4.500 11/20/48 1,442,630

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,358,114 GNMA 3.500% 04/20/49 $ 3,179,976
11,313,037 GNMA 4.500 04/20/49 11,267,782
3,424,097 GNMA 4.000 05/20/49 3,325,865
2,192,489 GNMA 3.500 06/20/49 2,075,135
4,940,903 GNMA 3.500 09/20/49 4,631,660
3,536,932 GNMA 3.500 11/20/49 3,346,488
27,623,753 GNMA 2.500 12/20/49 24,450,792
14,872,529 GNMA 3.000 02/20/50 13,671,408
7,678,130 GNMA 3.500 02/20/50 7,264,894
10,922,365 GNMA 3.500 04/20/50 10,331,968
10,271,382 GNMA 3.000 05/20/50 9,431,042
37,134,543 GNMA 3.000 08/20/50 34,067,749
10,721,938 GNMA 3.000 09/20/50 9,842,035
16,538,164 GNMA 2.500 10/20/50 14,622,303
43,284,385 GNMA 2.000 11/20/50 37,018,847
14,790,018 GNMA 2.500 12/20/50 13,075,178
21,386,191 GNMA 2.000 01/20/51 18,261,953
6,369,875 GNMA 2.500 01/20/51 5,630,599
15,242,528 GNMA 2.000 02/20/51 13,005,459
4,200,068 GNMA 1.500 04/20/51 3,421,891
17,903,281 GNMA 2.000 04/20/51 15,275,240
37,591,556 GNMA 2.500 04/20/51 33,237,298
15,510,835 GNMA 2.500 05/20/51 13,689,203
73,717,332 GNMA 2.500 07/20/51 64,885,045
21,375,999 GNMA 2.500 08/20/51 18,816,886
26,125,072 GNMA 2.500 09/20/51 22,992,177
165,056,351 GNMA 2.000 11/20/51 140,513,863
18,366,885 GNMA 2.000 12/20/51 15,624,469
27,225,310 GNMA 2.500 12/20/51 23,958,972
26,955,801 GNMA 3.000 12/20/51 24,600,288
4,593,917 GNMA 3.500 01/20/52 4,306,031
13,968,664 GNMA 2.500 02/20/52 12,294,820
22,894,917 GNMA 3.500 02/20/52 21,460,163
9,947,209 GNMA 2.000 04/20/52 8,449,926
26,501,013 GNMA 2.500 04/20/52 23,319,921
18,998,352 GNMA 3.000 04/20/52 17,320,255
17,447,217 GNMA 2.000 05/20/52 14,820,351
15,124,381 GNMA 2.500 05/20/52 13,304,222
2,204,445 GNMA 3.000 05/20/52 2,007,684
9,679,561 GNMA 4.000 05/20/52 9,317,667
17,860,543 GNMA 3.000 06/20/52 16,266,390
9,707,554 GNMA 4.000 06/20/52 9,350,564
12,969,669 GNMA 3.500 07/20/52 12,156,853
4,883,223 GNMA 4.500 07/20/52 4,810,985
4,866,776 GNMA 3.500 08/20/52 4,561,767
9,819,150 GNMA 4.000 08/20/52 9,452,018
4,914,267 GNMA 4.500 08/20/52 4,841,528
4,908,330 GNMA 5.000 08/20/52 4,917,215
6,000,682 GNMA 3.500 09/20/52 5,624,603
5,916,582 GNMA 4.000 09/20/52 5,695,364
37,585,399 GNMA 4.500 09/20/52 37,028,760
4,920,353 GNMA 5.000 09/20/52 4,929,260
9,872,783 GNMA 5.500 09/20/52 9,989,125
7,592,409 GNMA 3.500 10/20/52 7,116,560
21,100,193 GNMA 4.000 10/20/52 20,311,267
2,150,055 GNMA 3.500 11/20/52 2,015,305
4,955,421 GNMA 4.500 11/20/52 4,880,562
23,053,145 GNMA 5.000 11/20/52 23,094,874
8,895,308 GNMA 5.500 12/20/52 9,000,131
2,989,352 GNMA 5.000 01/20/53 2,994,763

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 8,762,021 h GNMA 6.000% 01/20/53 $ 8,930,102
6,821,373 h GNMA 6.500 01/20/53 7,020,322
2,046,807 GNMA 4.000 02/20/53 1,970,282
6,050,000 h GNMA 5.000 03/20/53 6,060,951
5,925,000 h GNMA 5.500 03/20/53 5,994,821
3,900,000 GNMA 6.000 03/20/53 3,981,421
TOTAL MORTGAGE BACKED 5,630,667,717
MUNICIPAL BONDS - 0.8%
200,000 Alabama Economic Settlement Authority 4.263 09/15/32 192,062
250,000 Alabama Federal Aid Highway Finance Authority 2.650 09/01/37 199,306
300,000 American Municipal Power 7.834 02/15/41 387,016
465,000 American Municipal Power 6.270 02/15/50 520,460
1,165,000 American Municipal Power 8.084 02/15/50 1,614,109
750,000 American University 3.672 04/01/49 612,892
750,000 Bay Area Toll Authority 2.574 04/01/31 681,208
1,000,000 Bay Area Toll Authority 6.918 04/01/40 1,192,761
2,000,000 Bay Area Toll Authority 6.263 04/01/49 2,431,396
755,000 Bay Area Toll Authority 3.126 04/01/55 550,783
500,000 California Earthquake Authority 5.603 07/01/27 514,585
100,000 California Health Facilities Financing Authority 4.190 06/01/37 93,802
100,000 California Health Facilities Financing Authority 4.353 06/01/41 92,836
200,000 California Institute of Technology 4.321 08/01/45 187,084
750,000 California Institute of Technology 3.650 09/01/19 526,645
200,000 California State University 3.899 11/01/47 172,990
1,000,000 California State University 2.897 11/01/51 734,613
750,000 California State University 2.975 11/01/51 535,672
950,000 California State University 2.939 11/01/52 666,420
720,000 Central Puget Sound Regional Transit Authority 5.491 11/01/39 790,348
1,665,000 Charlotte-Mecklenburg Hospital Authority 3.204 01/15/51 1,231,384
460,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5.720 12/01/38 506,789
2,250,000 Chicago O'Hare International Airport 6.395 01/01/40 2,674,015
200,000 Chicago O'Hare International Airport 4.472 01/01/49 188,694
200,000 Chicago O'Hare International Airport 4.572 01/01/54 188,079
680,000 City of Atlanta GA Water & Wastewater Revenue 2.257 11/01/35 554,778
690,000 City of Houston TX 3.961 03/01/47 614,226
140,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4.242 05/15/48 124,178
345,000 City of New York NY 5.263 10/01/52 375,089
1,000,000 City of Riverside CA 3.857 06/01/45 863,750
310,000 City of San Antonio TX Electric & Gas Systems Revenue 2.905 02/01/48 225,857
310,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3.303 11/01/39 261,394
865,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2.825 11/01/41 667,790
875,000 City of Tucson AZ 2.856 07/01/47 643,522
750,000 City Public Service Board of San Antonio TX 5.808 02/01/41 828,962
150,000 Colorado Bridge Enterprise 6.078 12/01/40 164,949
200,000 Commonwealth Financing Authority 4.014 06/01/33 191,544
100,000 Commonwealth Financing Authority 3.864 06/01/38 91,119
100,000 Commonwealth Financing Authority 4.144 06/01/38 93,719
645,000 Commonwealth Financing Authority 3.807 06/01/41 562,079
825,000 Commonwealth Financing Authority 2.991 06/01/42 632,391
1,000,000 Commonwealth of Massachusetts 3.769 07/15/29 970,693
1,000,000 Commonwealth of Massachusetts 4.110 07/15/31 990,220
500,000 Commonwealth of Massachusetts 5.731 06/01/40 545,498
1,000,000 Commonwealth of Massachusetts 2.514 07/01/41 760,985
100,000 Commonwealth of Massachusetts 3.277 06/01/46 82,156
750,000 Commonwealth of Massachusetts 2.900 09/01/49 531,940
130,000 County of Broward FL Airport System Revenue 3.477 10/01/43 110,241

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 200,000 County of Clark NV 6.820% 07/01/45 $ 248,444
135,000 County of Miami-Dade FL Aviation Revenue 4.280 10/01/41 122,776
200,000 County of Miami-Dade FL Water & Sewer System
Revenue
3.490 10/01/42 165,188
1,000,000 County of Riverside CA 3.818 02/15/38 914,361
1,485,000 Dallas Area Rapid Transit 2.613 12/01/48 1,041,547
750,000 Dallas Area Rapid Transit 5.022 12/01/48 766,187
255,000 Dallas Fort Worth International Airport 2.843 11/01/46 189,142
235,000 Dallas Fort Worth International Airport 4.087 11/01/51 203,497
445,000 Dallas Fort Worth International Airport 4.507 11/01/51 412,428
250,000 Dallas/Fort Worth International Airport 2.994 11/01/38 209,891
235,000 Dallas/Fort Worth International Airport 3.089 11/01/40 187,533
100,000 Dallas/Fort Worth International Airport 3.144 11/01/45 78,078
210,000 Dallas/Fort Worth International Airport 2.919 11/01/50 153,146
350,000 Denver City & County School District No. 1 4.242 12/15/37 335,360
200,000 District of Columbia 5.591 12/01/34 212,234
470,000 District of Columbia Water & Sewer Authority 3.207 10/01/48 359,913
445,000 District of Columbia Water & Sewer Authority 4.814 10/01/14 424,360
500,000 Duke University 2.682 10/01/44 378,460
115,000 Duke University 3.299 10/01/46 93,407
500,000 Duke University 2.757 10/01/50 352,412
500,000 Duke University 2.832 10/01/55 348,550
5,000 Energy Northwest 2.814 07/01/24 4,935
360,000 Foothill-Eastern Transportation Corridor Agency 4.094 01/15/49 317,404
300,000 Foothill-Eastern Transportation Corridor Agency 3.924 01/15/53 255,135
300,000 George Washington University 4.300 09/15/44 275,518
200,000 George Washington University 4.868 09/15/45 193,568
375,000 George Washington University 4.126 09/15/48 336,398
100,000 Georgetown University 4.315 04/01/49 86,230
500,000 Georgetown University 2.943 04/01/50 340,977
300,000 Georgetown University 5.215 10/01/18 280,066
1,000,000 Golden State Tobacco Securitization Corp 3.487 06/01/36 837,928
1,500,000 Golden State Tobacco Securitization Corp 3.115 06/01/38 1,202,510
430,000 Golden State Tobacco Securitization Corp 3.714 06/01/41 337,516
770,000 Golden State Tobacco Securitization Corp 3.850 06/01/50 696,753
1,000,000 Golden State Tobacco Securitization Corp 4.214 06/01/50 785,507
970,000 Grand Parkway Transportation Corp 3.236 10/01/52 728,638
175,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3.056 07/01/39 143,508
330,000 Great Lakes Water Authority Water Supply System
Revenue
3.473 07/01/41 279,612
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.651 01/15/46 168,329
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.086 09/15/51 147,010
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.652 08/15/57 161,215
1,500,000 Idaho Energy Resources Authority 2.861 09/01/46 1,147,357
500,000 Illinois State Toll Highway Authority 6.184 01/01/34 558,526
385,000 Indiana Finance Authority 3.051 01/01/51 293,826
770,000 JobsOhio Beverage System 2.833 01/01/38 631,819
1,500,000 Kansas Development Finance Authority 2.774 05/01/51 1,084,419
1,000,000 Los Angeles Community College District 1.606 08/01/28 884,837
1,000,000 Los Angeles Community College District 1.806 08/01/30 849,567
770,000 Los Angeles Community College District 2.106 08/01/32 639,598
240,000 Los Angeles Community College District 6.750 08/01/49 309,704
350,000 Los Angeles Department of Water & Power Power
System Revenue
5.716 07/01/39 380,449
1,500,000 Los Angeles Department of Water & Power Power
System Revenue
6.574 07/01/45 1,788,529
1,630,000 Los Angeles Unified School District 5.750 07/01/34 1,769,030

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.081% 06/01/31 $ 1,008,864
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.145 02/01/33 976,407
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.048 12/01/34 1,021,597
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.275 02/01/36 953,501
830,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.475 08/01/39 794,650
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.198 12/01/39 1,029,657
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3.052 07/01/40 775,392
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3.197 07/01/50 730,423
1,000,000 Massachusetts School Building Authority 1.753 08/15/30 848,028
100,000 Massachusetts School Building Authority 5.715 08/15/39 110,263
500,000 Massachusetts School Building Authority 3.395 10/15/40 420,569
1,000,000 Massachusetts Water Resources Authority 2.823 08/01/41 787,230
100,000 Metropolitan Government of Nashville & Davidson
County Convention Center Authority
6.731 07/01/43 116,654
200,000 Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities
4.053 07/01/26 196,408
940,000 Metropolitan Transportation Authority 6.648 11/15/39 1,009,415
1,150,000 Metropolitan Transportation Authority 7.336 11/15/39 1,462,506
335,000 Metropolitan Transportation Authority 5.175 11/15/49 305,604
350,000 Michigan Finance Authority 3.384 12/01/40 292,193
570,000 Michigan State Building Authority 2.705 10/15/40 444,732
235,000 Michigan State University 4.496 08/15/48 215,695
1,000,000 Michigan State University 4.165 08/15/22 792,811
770,000 Michigan Strategic Fund 3.225 09/01/47 605,167
500,000 Missouri Highway & Transportation Commission 5.445 05/01/33 523,834
241,000 Municipal Electric Authority of Georgia 6.637 04/01/57 264,766
480,000 Municipal Electric Authority of Georgia 6.655 04/01/57 532,216
947,000 New Jersey Economic Development Authority 7.425 02/15/29 1,034,783
1,335,000 New Jersey State Turnpike Authority 7.414 01/01/40 1,696,534
1,000,000 New Jersey State Turnpike Authority 7.102 01/01/41 1,235,439
800,000 New Jersey Transportation Trust Fund Authority 5.754 12/15/28 821,726
500,000 New Jersey Transportation Trust Fund Authority 4.081 06/15/39 445,010
195,000 New Jersey Transportation Trust Fund Authority 4.131 06/15/42 172,762
2,385,000 New York City Municipal Water Finance Authority 5.440 06/15/43 2,589,433
955,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
5.767 08/01/36 1,002,647
1,000,000 New York State Dormitory Authority 2.202 03/15/34 799,910
130,000 New York State Dormitory Authority 5.628 03/15/39 137,154
545,000 New York State Dormitory Authority 5.600 03/15/40 579,301
500,000 New York State Dormitory Authority 3.142 07/01/43 412,341
200,000 New York State Dormitory Authority 4.946 08/01/48 186,525
500,000 New York State Thruway Authority 2.900 01/01/35 424,316
110,000 New York State Thruway Authority 3.500 01/01/42 93,298
1,000,000 New York State Urban Development Corp 3.900 03/15/33 948,967
2,000,000 North Texas Tollway Authority 3.011 01/01/43 1,543,236
1,000,000 North Texas Tollway Authority 6.718 01/01/49 1,257,822
675,000 Ohio State Water Development Authority 4.879 12/01/34 687,730
605,000 Ohio Turnpike & Infrastructure Commission 3.216 02/15/48 454,524
750,000 Oklahoma Development Finance Authority 3.877 05/01/37 730,578
500,000 Oklahoma Development Finance Authority 4.623 06/01/44 494,120
750,000 Oklahoma Development Finance Authority 4.380 11/01/45 721,639
250,000 Oklahoma Development Finance Authority 4.714 05/01/52 242,622
599,669 Oregon School Boards Association 4.759 06/30/28 594,252
250,000 Oregon School Boards Association 5.680 06/30/28 254,659

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,000,000 Oregon State University 3.424% 03/01/60 $ 757,869
500,000 Pennsylvania State University 2.790 09/01/43 391,836
205,000 Pennsylvania State University 2.840 09/01/50 151,138
300,000 Permanent University Fund-Texas A&M University
System
3.660 07/01/47 262,419
200,000 Permanent University Fund-University of Texas System 3.376 07/01/47 163,177
560,000 Port Authority of New York & New Jersey 1.086 07/01/23 554,621
1,215,000 Port Authority of New York & New Jersey 6.040 12/01/29 1,316,269
500,000 Port Authority of New York & New Jersey 5.647 11/01/40 541,316
300,000 Port Authority of New York & New Jersey 4.823 06/01/45 291,510
1,000,000 Port Authority of New York & New Jersey 5.310 08/01/46 990,253
200,000 Port Authority of New York & New Jersey 4.031 09/01/48 177,633
900,000 Port Authority of New York & New Jersey 3.139 02/15/51 696,612
400,000 Port Authority of New York & New Jersey 4.229 10/15/57 360,065
1,600,000 Port Authority of New York & New Jersey 3.175 07/15/60 1,142,201
2,200,000 Port Authority of New York & New Jersey 4.810 10/15/65 2,192,478
250,000 Port Authority of New York & New Jersey 3.287 08/01/69 178,640
1,000,000 Port of Morrow OR 2.543 09/01/40 758,683
220,000 Princeton University 5.700 03/01/39 245,680
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
4.132 05/15/32 961,864
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.006 05/15/50 523,327
1,500,000 Regents of the University of California Medical Center
Pooled Revenue
4.563 05/15/53 1,379,595
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.256 05/15/60 514,907
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.706 05/15/20 510,224
500,000 Rutgers The State University of New Jersey 3.270 05/01/43 405,610
500,000 Rutgers The State University of New Jersey 3.915 05/01/19 375,074
190,000 Sales Tax Securitization Corp 4.637 01/01/40 184,148
1,125,000 Sales Tax Securitization Corp 3.238 01/01/42 897,221
200,000 Sales Tax Securitization Corp 3.587 01/01/43 169,591
1,000,000 Sales Tax Securitization Corp 3.820 01/01/48 821,915
200,000 Sales Tax Securitization Corp 4.787 01/01/48 191,090
100,000 Salt River Project Agricultural Improvement & Power
District
4.839 01/01/41 102,446
435,000 San Diego County Regional Transportation Commission 3.248 04/01/48 341,442
500,000 San Diego County Water Authority 6.138 05/01/49 580,858
1,000,000 San Joaquin Hills Transportation Corridor Agency 3.492 01/15/50 798,463
100,000 San Jose Redevelopment Agency 3.375 08/01/34 90,677
800,000 Santa Clara Valley Transportation Authority 5.876 04/01/32 839,401
270,000 South Carolina Public Service Authority 2.388 12/01/23 265,989
750,000 State Board of Administration Finance Corp 1.258 07/01/25 697,663
750,000 State Board of Administration Finance Corp 1.705 07/01/27 669,212
400,000 State Board of Administration Finance Corp 2.154 07/01/30 339,655
200,000 State of California 3.375 04/01/25 196,291
200,000 State of California 3.500 04/01/28 192,688
1,000,000 State of California 6.000 03/01/33 1,115,405
300,000 State of California 4.500 04/01/33 299,107
250,000 State of California 7.500 04/01/34 312,903
1,000,000 State of California 5.125 03/01/38 1,022,783
225,000 State of California 4.600 04/01/38 219,780
1,285,000 State of California 7.550 04/01/39 1,666,927
3,400,000 State of California 7.300 10/01/39 4,226,656
2,740,000 State of California 7.625 03/01/40 3,549,107
1,500,000 State of California 7.600 11/01/40 1,978,920
595,000 State of California 5.200 03/01/43 601,282
620,000 State of Connecticut 5.850 03/15/32 668,524
5,950,000 State of Illinois 5.100 06/01/33 5,941,986

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,295,000 State of Illinois 6.725% 04/01/35 $ 1,382,297
500,000 State of Kansas Department of Transportation 4.596 09/01/35 507,904
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2.952 05/01/41 1,584,231
59,870 State of Oregon 5.762 06/01/23 59,923
85,000 State of Oregon 5.892 06/01/27 88,888
100,000 State of Oregon Department of Transportation 5.834 11/15/34 111,092
600,000 State of Texas 4.631 04/01/33 609,494
50,000 State of Texas 5.517 04/01/39 55,043
1,000,000 State of Texas 4.681 04/01/40 1,003,303
367,033 State of Utah 3.539 07/01/25 363,021
200,000 State of Washington 5.090 08/01/33 206,109
200,000 State of Wisconsin 3.154 05/01/27 191,439
200,000 State of Wisconsin 3.954 05/01/36 187,514
604,000 State Public School Building Authority 5.000 09/15/27 611,105
100,000 Sumter Landing Community Development District 4.172 10/01/47 89,262
1,000,000 Texas Natural Gas Securitization Finance Corp 5.102 04/01/35 1,028,298
785,000 Texas Natural Gas Securitization Finance Corp 5.169 04/01/41 832,056
430,000 Texas Private Activity Bond Surface Transportation Corp 3.922 12/31/49 354,354
1,000,000 Texas Transportation Commission 2.562 04/01/42 766,372
1,000,000 Texas Transportation Commission 2.472 10/01/44 708,701
575,000 Texas Transportation Commission State Highway Fund 5.028 04/01/26 581,484
1,190,000 Texas Transportation Commission State Highway Fund 5.178 04/01/30 1,232,038
560,000 Texas Transportation Commission State Highway Fund 4.000 10/01/33 546,687
100,000 The Ohio State University 4.910 06/01/40 102,355
500,000 The Ohio State University 3.798 12/01/46 428,911
200,000 The Ohio State University 4.048 12/01/56 172,001
1,000,000 Trustees of the University of Pennsylvania 2.396 10/01/50 653,930
100,000 Trustees of the University of Pennsylvania 4.674 09/01/12 91,535
500,000 Trustees of the University of Pennsylvania 3.610 02/15/19 361,520
1,000,000 University of California 0.883 05/15/25 932,297
200,000 University of California 3.063 07/01/25 195,066
1,000,000 University of California 1.316 05/15/27 890,691
500,000 University of California 3.349 07/01/29 473,336
1,000,000 University of California 1.614 05/15/30 832,428
200,000 University of California 5.770 05/15/43 220,391
200,000 University of California 3.931 05/15/45 184,464
200,000 University of California 4.131 05/15/45 183,471
1,500,000 University of California 5.946 05/15/45 1,663,484
1,500,000 University of California 3.071 05/15/51 1,084,533
860,000 University of California 4.858 05/15/12 803,815
200,000 University of California 4.767 05/15/15 182,400
500,000 University of Chicago 2.761 04/01/45 390,895
300,000 University of Chicago 4.003 10/01/53 265,637
750,000 University of Michigan 2.437 04/01/40 574,481
1,000,000 University of Michigan 3.599 04/01/47 889,931
500,000 University of Michigan 2.562 04/01/50 351,661
750,000 University of Michigan 3.504 04/01/52 630,962
500,000 University of Michigan 3.504 04/01/52 420,642
750,000 University of Michigan 4.454 04/01/22 679,508
1,500,000 University of Minnesota 4.048 04/01/52 1,371,808
500,000 University of Nebraska Facilities Corp 3.037 10/01/49 397,627
200,000 University of Notre Dame du Lac 3.438 02/15/45 166,099
200,000 University of Notre Dame du Lac 3.394 02/15/48 166,048
300,000 University of Southern California 3.028 10/01/39 247,771
200,000 University of Southern California 3.841 10/01/47 176,959
500,000 University of Southern California 2.805 10/01/50 351,219
200,000 e University of Southern California 5.250 10/01/11 207,647
200,000 University of Texas System 3.852 08/15/46 179,315
700,000 University of Texas System 4.794 08/15/46 720,986
750,000 University of Texas System 2.439 08/15/49 505,717

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,000,000 University of Virginia 2.256% 09/01/50 $ 640,511
1,600,000 University of Virginia 2.584 11/01/51 1,098,068
500,000 University of Virginia 3.227 09/01/19 324,790
150,000 Virginia Commonwealth Transportation Board 5.350 05/15/35 157,159
750,000 Westchester County Local Development Corp 3.846 11/01/50 550,785
200,000 William Marsh Rice University 3.574 05/15/45 171,008
200,000 William Marsh Rice University 3.774 05/15/55 174,598
TOTAL MUNICIPAL BONDS 168,460,477
U.S. TREASURY SECURITIES - 40.6%
21,250,000 United States Treasury Bond 4.500 02/15/36 23,624,023
22,400,000 United States Treasury Bond 5.000 05/15/37 26,121,375
179,483,000 United States Treasury Bond 3.500 02/15/39 177,309,572
2,000,000 United States Treasury Bond 4.500 08/15/39 2,220,937
44,850,000 United States Treasury Bond 4.375 11/15/39 48,998,625
17,585,000 United States Treasury Bond 3.875 08/15/40 18,032,868
11,185,000 United States Treasury Bond 4.250 11/15/40 12,006,835
26,350,000 United States Treasury Bond 4.375 05/15/41 28,665,918
10,000,000 United States Treasury Bond 3.750 08/15/41 9,983,984
48,300,000 United States Treasury Bond 3.125 11/15/41 44,028,469
18,550,000 United States Treasury Bond 3.125 02/15/42 16,834,125
22,000,000 United States Treasury Bond 3.000 05/15/42 19,535,312
20,000,000 United States Treasury Bond 2.750 08/15/42 17,018,750
10,250,000 United States Treasury Bond 2.875 05/15/43 8,856,240
16,000,000 United States Treasury Bond 2.500 02/15/45 12,766,875
22,000,000 United States Treasury Bond 3.000 05/15/45 19,156,328
16,000,000 United States Treasury Bond 2.875 08/15/45 13,633,750
27,000,000 United States Treasury Bond 2.500 05/15/46 21,439,687
13,300,000 United States Treasury Bond 2.875 11/15/46 11,333,574
28,000,000 United States Treasury Bond 3.000 02/15/47 24,365,469
30,000,000 United States Treasury Bond 2.750 08/15/47 24,936,328
45,000,000 United States Treasury Bond 2.750 11/15/47 37,437,890
38,500,000 United States Treasury Bond 3.000 02/15/48 33,582,226
48,500,000 United States Treasury Bond 3.125 05/15/48 43,286,250
35,500,000 United States Treasury Bond 3.000 08/15/48 31,000,098
35,000,000 United States Treasury Bond 3.375 11/15/48 32,738,672
82,500,000 United States Treasury Bond 3.000 02/15/49 72,219,726
10,500,000 United States Treasury Bond 2.875 05/15/49 8,984,883
7,500,000 United States Treasury Bond 2.250 08/15/49 5,639,355
8,615,000 United States Treasury Bond 2.375 11/15/49 6,654,751
180,000,000 United States Treasury Note 2.125 03/31/24 175,668,750
174,000,000 United States Treasury Note 2.250 04/30/24 169,704,375
30,000,000 United States Treasury Note 0.250 05/15/24 28,607,813
111,500,000 United States Treasury Note 2.000 05/31/24 108,372,773
152,000,000 United States Treasury Note 1.750 06/30/24 147,071,874
212,000,000 United States Treasury Note 1.750 07/31/24 204,745,625
20,000,000 United States Treasury Note 0.375 08/15/24 18,942,188
22,000,000 United States Treasury Note 1.250 08/31/24 21,065,859
62,000,000 United States Treasury Note 3.250 08/31/24 61,060,313
81,000,000 United States Treasury Note 1.500 09/30/24 77,718,867
90,500,000 United States Treasury Note 1.500 10/31/24 86,696,172
40,005,000 United States Treasury Note 2.250 11/15/24 38,750,156
61,900,000 United States Treasury Note 1.500 11/30/24 59,201,547
35,000,000 United States Treasury Note 4.500 11/30/24 35,136,719
75,000,000 United States Treasury Note 1.750 12/31/24 71,953,125
40,000,000 United States Treasury Note 2.250 12/31/24 38,690,625
13,000,000 United States Treasury Note 1.375 01/31/25 12,371,836
30,000,000 United States Treasury Note 4.125 01/31/25 29,991,797
40,000,000 United States Treasury Note 1.125 02/28/25 37,821,875
73,000,000 United States Treasury Note 0.500 03/31/25 68,086,758

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 8,000,000 United States Treasury Note 2.625% 03/31/25 $ 7,784,062
50,000,000 United States Treasury Note 0.375 04/30/25 46,375,000
119,000,000 United States Treasury Note 0.250 06/30/25 109,679,883
98,500,000 United States Treasury Note 0.250 07/31/25 90,454,551
54,000,000 United States Treasury Note 0.250 08/31/25 49,466,953
20,000,000 United States Treasury Note 2.750 08/31/25 19,449,219
50,000,000 United States Treasury Note 0.250 09/30/25 45,755,859
30,000,000 United States Treasury Note 3.000 09/30/25 29,340,234
97,000,000 United States Treasury Note 0.250 10/31/25 88,440,508
30,000,000 United States Treasury Note 2.250 11/15/25 28,784,766
265,000,000 United States Treasury Note 0.375 11/30/25 241,729,687
50,000,000 United States Treasury Note 0.375 12/31/25 45,574,219
126,000,000 United States Treasury Note 0.375 01/31/26 114,379,453
137,000,000 United States Treasury Note 0.500 02/28/26 124,514,805
30,000,000 United States Treasury Note 4.625 03/15/26 30,684,375
90,000,000 United States Treasury Note 0.750 03/31/26 82,339,453
50,000,000 United States Treasury Note 2.250 03/31/26 47,818,360
120,000,000 United States Treasury Note 0.750 04/30/26 109,396,874
30,000,000 United States Treasury Note 1.625 05/15/26 28,088,672
165,000,000 United States Treasury Note 0.750 05/31/26 150,085,548
135,000,000 United States Treasury Note 0.875 06/30/26 123,097,852
85,000,000 United States Treasury Note 0.625 07/31/26 76,672,656
115,000,000 United States Treasury Note 0.750 08/31/26 103,931,250
60,000,000 United States Treasury Note 0.875 09/30/26 54,337,500
71,000,000 United States Treasury Note 1.625 09/30/26 66,082,695
170,000,000 United States Treasury Note 1.125 10/31/26 155,051,953
10,000,000 United States Treasury Note 1.625 10/31/26 9,289,453
115,000,000 United States Treasury Note 1.250 11/30/26 105,198,046
81,000,000 United States Treasury Note 1.250 12/31/26 73,988,438
89,500,000 United States Treasury Note 1.750 12/31/26 83,332,891
72,000,000 United States Treasury Note 1.500 01/31/27 66,285,000
87,000,000 United States Treasury Note 1.875 02/28/27 81,178,477
97,000,000 United States Treasury Note 2.500 03/31/27 92,642,578
11,000,000 United States Treasury Note 2.750 04/30/27 10,601,680
40,000,000 United States Treasury Note 2.625 05/31/27 38,353,125
5,000,000 United States Treasury Note 0.500 06/30/27 4,379,492
96,000,000 United States Treasury Note 3.250 06/30/27 94,342,500
111,000,000 United States Treasury Note 2.750 07/31/27 106,898,204
46,000,000 United States Treasury Note 2.250 08/15/27 43,392,734
48,000,000 United States Treasury Note 3.125 08/31/27 46,950,000
58,000,000 United States Treasury Note 4.125 09/30/27 59,092,031
163,000,000 United States Treasury Note 4.125 10/31/27 166,126,289
75,000,000 United States Treasury Note 0.625 11/30/27 65,375,977
128,500,000 United States Treasury Note 3.875 11/30/27 129,835,195
37,000,000 United States Treasury Note 3.875 12/31/27 37,388,789
54,000,000 United States Treasury Note 3.500 01/31/28 53,717,343
48,800,000 United States Treasury Note 2.750 02/15/28 46,874,688
106,000,000 e United States Treasury Note 4.000 02/29/28 107,912,969
40,000,000 United States Treasury Note 3.625 03/31/28 40,065,625
66,000,000 United States Treasury Note 2.875 05/15/28 63,664,219
20,000,000 United States Treasury Note 1.250 06/30/28 17,751,562
50,000,000 United States Treasury Note 1.125 08/31/28 43,904,297
10,000,000 United States Treasury Note 1.375 10/31/28 8,872,266
85,000,000 United States Treasury Note 3.125 11/15/28 82,861,719
70,000,000 United States Treasury Note 1.500 11/30/28 62,439,453
50,000,000 United States Treasury Note 1.750 01/31/29 45,134,766
50,000,000 United States Treasury Note 2.625 02/15/29 47,410,156
50,000,000 United States Treasury Note 2.375 03/31/29 46,677,735
30,000,000 United States Treasury Note 2.875 04/30/29 28,803,516
92,000,000 United States Treasury Note 2.375 05/15/29 85,836,719

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 50,000,000 United States Treasury Note 2.750% 05/31/29 $ 47,654,297
22,000,000 United States Treasury Note 1.625 08/15/29 19,622,969
44,000,000 United States Treasury Note 4.000 10/31/29 45,060,469
50,000,000 United States Treasury Note 3.875 11/30/29 50,865,235
80,000,000 United States Treasury Note 3.500 01/31/30 79,675,000
117,000,000 United States Treasury Note 1.500 02/15/30 102,566,953
50,000,000 United States Treasury Note 4.000 02/28/30 51,320,313
50,000,000 United States Treasury Note 3.625 03/31/30 50,234,375
50,000,000 United States Treasury Note 0.625 05/15/30 40,931,641
37,000,000 United States Treasury Note 0.625 08/15/30 30,150,664
64,000,000 United States Treasury Note 0.875 11/15/30 52,980,000
30,000,000 United States Treasury Note 1.125 02/15/31 25,262,109
121,000,000 United States Treasury Note 1.625 05/15/31 105,161,289
39,000,000 United States Treasury Note 1.250 08/15/31 32,712,773
18,200,000 United States Treasury Note 1.375 11/15/31 15,361,938
48,500,000 United States Treasury Note 1.875 02/15/32 42,566,328
41,000,000 United States Treasury Note 2.875 05/15/32 39,017,265
60,500,000 United States Treasury Note 2.750 08/15/32 56,936,172
18,000,000 United States Treasury Note 4.125 11/15/32 18,914,063
90,000,000 United States Treasury Note 3.500 02/15/33 90,140,625
57,000,000 United States Treasury Note 1.125 05/15/40 37,929,492
32,500,000 United States Treasury Note 1.125 08/15/40 21,481,738
127,500,000 United States Treasury Note 1.375 11/15/40 87,820,605
76,500,000 United States Treasury Note 1.875 02/15/41 57,213,632
76,000,000 United States Treasury Note 2.250 05/15/41 60,357,656
70,000,000 United States Treasury Note 1.750 08/15/41 50,684,375
21,150,000 United States Treasury Note 2.000 11/15/41 15,962,467
13,500,000 United States Treasury Note 2.375 02/15/42 10,855,898
5,500,000 United States Treasury Note 3.250 05/15/42 5,073,965
70,000,000 United States Treasury Note 3.375 08/15/42 65,723,438
67,300,000 United States Treasury Note 4.000 11/15/42 69,129,719
50,000,000 United States Treasury Note 3.875 02/15/43 50,445,312
35,850,000 United States Treasury Note 1.250 05/15/50 20,840,613
28,000,000 United States Treasury Note 1.375 08/15/50 16,814,219
68,500,000 United States Treasury Note 1.625 11/15/50 43,928,301
50,000,000 United States Treasury Note 1.875 02/15/51 34,150,390
52,500,000 United States Treasury Note 2.375 05/15/51 40,314,258
44,575,000 United States Treasury Note 2.000 08/15/51 31,353,985
47,500,000 United States Treasury Note 1.875 11/15/51 32,344,531
45,000,000 United States Treasury Note 2.250 02/15/52 33,556,640
29,000,000 United States Treasury Note 2.875 05/15/52 24,808,594
30,000,000 United States Treasury Note 3.000 08/15/52 26,353,125
59,250,000 United States Treasury Note 4.000 11/15/52 62,879,062
55,000,000 United States Treasury Note 3.625 02/15/53 54,604,687
TOTAL U.S. TREASURY SECURITIES 8,461,727,441
TOTAL GOVERNMENT BONDS 15,100,769,771
(Cost $16,681,309,190)
STRUCTURED ASSETS - 2.3%
ASSET BACKED - 0.6%
133,680 American Airlines Pass Through Trust 3.600 09/22/27 122,448
Series - 2015 2 (Class AA)
138,127 American Airlines Pass Through Trust 3.575 01/15/28 127,031
Series - 2016 1 (Class AA)
413,713 American Airlines Pass Through Trust 3.200 06/15/28 371,141
Series - 2016 2 (Class AA)
595,775 American Airlines Pass Through Trust 3.000 10/15/28 526,765
Series - 2016 3 (Class AA)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 213,000 American Airlines Pass Through Trust 3.650% 02/15/29 $ 193,920
Series - 2017 1 (Class AA)
627,964 American Airlines Pass Through Trust 3.150 02/15/32 549,223
Series - 2019 1 (Class AA)
1,600,000 American Express Credit Account Master Trust 0.900 11/15/26 1,503,847
Series - 2021 1 (Class A)
3,000,000 American Express Credit Account Master Trust 3.390 05/17/27 2,929,711
Series - 2022 2 (Class A)
3,000,000 American Express Credit Account Master Trust 3.750 08/15/27 2,946,650
Series - 2022 3 (Class A)
132,834 AmeriCredit Automobile Receivables Trust 1.480 01/21/25 132,363
Series - 2020 1 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1.060 08/18/26 469,016
Series - 2020 3 (Class C)
1,500,000 AmeriCredit Automobile Receivables Trust 0.680 10/19/26 1,440,784
Series - 2021 1 (Class B)
1,000,000 AmeriCredit Automobile Receivables Trust 0.890 10/19/26 932,150
Series - 2021 1 (Class C)
500,000 AmeriCredit Automobile Receivables Trust 0.690 01/19/27 471,381
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1.010 01/19/27 456,307
Series - 2021 2 (Class C)
2,500,000 BA Credit Card Trust 0.340 05/15/26 2,416,130
Series - 2020 A1 (Class A1)
960,000 BA Credit Card Trust 0.440 09/15/26 916,171
Series - 2021 A1 (Class A1)
2,450,000 Barclays Dryrock Issuance Trust 0.630 07/15/27 2,303,497
Series - 2021 1 (Class A)
1,000,000 BMW Vehicle Lease Trust 0.430 01/27/25 961,078
Series - 2021 2 (Class A4)
10,000,000 Cantor Commercial Real Estate Lending 3.523 05/15/52 9,017,354
Series - 2019 CF1 (Class A4)
6,000,000 Cantor Commercial Real Estate Lending 3.623 05/15/52 5,837,719
Series - 2019 CF1 (Class A2)
2,000,000 Capital One MExecution Trust 1.040 11/15/26 1,882,392
Series - 2021 A3 (Class A3)
3,000,000 Capital One MExecution Trust 3.490 05/15/27 2,929,457
Series - 2022 A2 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2.060 08/15/28 2,321,458
Series - 2019 A3 (Class A3)
566,577 CarMax Auto Owner Trust 2.770 12/16/24 564,941
Series - 2019 2 (Class A4)
270,527 CarMax Auto Owner Trust 0.500 08/15/25 264,271
Series - 2020 4 (Class A3)
1,619,797 CarMax Auto Owner Trust 0.520 02/17/26 1,562,473
Series - 2021 2 (Class A3)
500,000 CarMax Auto Owner Trust 0.530 10/15/26 461,203
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0.740 10/15/26 826,367
Series - 2021 1 (Class B)
1,000,000 CarMax Auto Owner Trust 1.470 12/15/26 952,206
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2.200 11/15/27 645,296
Series - 2022 1 (Class C)
500,000 Carvana Auto Receivables Trust 3.000 02/10/28 456,456
Series - 2022 P1 (Class B)
1,000,000 Carvana Auto Receivables Trust 3.520 02/10/28 945,496
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3.300 04/10/28 448,101
Series - 2022 P1 (Class C)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 Chase Issuance Trust 3.970% 09/15/27 $ 986,418
Series - 2022 A1 (Class A)
374,508 CNH Equipment Trust 0.440 08/17/26 358,412
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0.700 05/17/27 916,047
Series - 2021 B (Class A4)
110,403 Continental Airlines Pass Through Trust 4.000 10/29/24 106,687
Series - 2012 2 (Class A)
84,172 Delta Air Lines Pass Through Trust 3.625 07/30/27 77,592
Series - 2015 1 (Class AA)
255,155 Delta Air Lines Pass Through Trust 2.000 06/10/28 224,525
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 0.580 09/15/26 1,409,396
Series - 2021 A1 (Class A1)
1,000,000 Discover Card Execution Note Trust 3.560 07/15/27 977,057
Series - 2022 A3 (Class A3)
1,500,000 Discover Card Execution Note Trust 5.030 10/15/27 1,519,406
Series - 2022 A4 (Class A)
1,500,000 Discover Card Execution Note Trust 1.030 09/15/28 1,337,445
Series - 2021 A2 (Class A2)
769,343 Drive Auto Receivables Trust 1.020 06/15/27 754,603
Series - 2021 1 (Class C)
1,500,000 Exeter Automobile Receivables Trust 3.020 06/15/28 1,388,240
Series - 2022 1A (Class D)
866,318 FedEx Corp 2020- Class AA Pass Through Trust 1.875 02/20/34 729,024
2,689,890 i FHLMC Multifamily Structured Pass Through
Certificates
3.060 07/25/23 2,673,984
Series - 2013 K033 (Class A2)
1,575,468 i FHLMC Multifamily Structured Pass Through
Certificates
3.531 07/25/23 1,565,257
Series - 2013 K034 (Class A2)
1,452,486 i FHLMC Multifamily Structured Pass Through
Certificates
3.527 10/25/23 1,437,917
Series - 2014 K036 (Class A2)
2,723,034 FHLMC Multifamily Structured Pass Through
Certificates
3.023 01/25/25 2,640,661
Series - 2015 K045 (Class A2)
1,224,000 FHLMC Multifamily Structured Pass Through
Certificates
1.760 03/25/28 1,094,504
Series - 2021 K742 (Class A2)
749,000 FHLMC Multifamily Structured Pass Through
Certificates
1.369 04/25/28 651,630
Series - 2021 K742 (Class AM)
259,904 Ford Credit Auto Lease Trust 0.300 04/15/24 259,417
Series - 2021 A (Class A4)
600,000 Ford Credit Auto Lease Trust 0.470 05/15/24 596,492
Series - 2021 A (Class B)
500,000 Ford Credit Auto Owner Trust 0.510 08/15/26 468,376
Series - 2020 C (Class A4)
2,000,000 Ford Credit Auto Owner Trust 0.490 09/15/26 1,855,159
Series - 2021 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1.560 05/15/27 932,365
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1.910 07/15/27 927,929
Series - 2022 A (Class B)
850,000 Ford Credit Floorplan Master Owner Trust 2.440 09/15/26 817,307
Series - 2019 4 (Class A)
1,000,000 GM Financial Automobile Leasing Trust 4.110 08/20/26 984,631
Series - 2022 3 (Class A4)
92,745 GM Financial Consumer Automobile Receivables Trust 1.490 12/16/24 91,935
Series - 2020 2 (Class A3)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 234,544 GM Financial Consumer Automobile Receivables Trust 0.380% 08/18/25 $ 229,122
Series - 2020 4 (Class A3)
420,877 GM Financial Consumer Automobile Receivables Trust 0.350 10/16/25 409,570
Series - 2021 1 (Class A3)
500,000 GM Financial Consumer Automobile Receivables Trust 0.500 02/17/26 471,527
Series - 2020 4 (Class A4)
811,963 GM Financial Consumer Automobile Receivables Trust 0.510 04/16/26 781,750
Series - 2021 2 (Class A3)
680,000 GM Financial Consumer Automobile Receivables Trust 1.260 11/16/26 646,088
Series - 2022 1 (Class A3)
1,000,000 GM Financial Leasing Trust 1.010 07/21/25 984,153
Series - 2021 1 (Class D)
850,000 GM Financial Securitized Term 1.510 04/17/28 775,323
Series - 2022 1 (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 3.060 02/15/27 974,725
Series - 2022 A (Class A3)
1,000,000 Harley-Davidson Motorcycle Trust 3.260 01/15/30 965,256
Series - 2022 A (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 1.880 05/15/26 958,762
Series - 2022 1 (Class A3)
1,000,000 Honda Auto Receivables Owner Trust 0.550 08/16/27 935,640
Series - 2021 2 (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 0.420 01/21/28 945,295
Series - 2021 1 (Class A4)
380,858 Hyundai Auto Receivables Trust 0.380 09/15/25 370,347
Series - 2021 A (Class A3)
2,000,000 Hyundai Auto Receivables Trust 3.030 11/17/25 1,994,816
Series - 2019 A (Class C)
1,000,000 Hyundai Auto Receivables Trust 0.620 05/17/27 931,341
Series - 2021 A (Class A4)
432,939 JetBlue Pass Through Trust 2.750 05/15/32 365,689
Series - 2019 1 (Class AA)
869,126 JetBlue Pass Through Trust 4.000 11/15/32 796,596
800,000 John Deere Owner Trust 0.520 03/16/26 765,332
Series - 2021 B (Class A3)
500,000 John Deere Owner Trust 0.740 05/15/28 462,906
Series - 2021 B (Class A4)
1,000,000 Mercedes-Benz Auto Lease Trust 0.320 10/15/26 985,521
Series - 2021 A (Class A4)
1,000,000 Mercedes-Benz Auto Receivables Trust 5.250 02/15/29 1,019,428
Series - 2022 1 (Class A4)
1,000,000 Nissan Auto Receivables Owner Trust 1.860 08/17/26 954,343
Series - 2022 A (Class A3)
93,848 Santander Drive Auto Receivables Trust 1.010 01/15/26 93,090
Series - 2020 4 (Class C)
271,717 Santander Drive Auto Receivables Trust 0.750 02/17/26 267,978
Series - 2021 1 (Class C)
1,000,000 Santander Drive Auto Receivables Trust 4.430 03/15/27 984,652
Series - 2022 5 (Class B)
1,500,000 Santander Drive Auto Receivables Trust 1.350 07/15/27 1,415,321
Series - 2021 2 (Class D)
61,152 Spirit Airlines Pass Through Trust 4.100 04/01/28 56,900
Series - 2015 1A (Class A1)
1,500,000 Synchrony Card Funding LLC 3.860 07/15/28 1,471,971
Series - 2022 A2 (Class A)
500,000 Toyota Auto Receivables Owner Trust 0.470 01/15/26 476,374
Series - 2020 D (Class A4)
500,000 Toyota Auto Receivables Owner Trust 2.930 09/15/26 485,103
Series - 2022 B (Class A3)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,500,000 Toyota Auto Receivables Owner Trust 0.530% 10/15/26 $ 1,382,323
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3.110 08/16/27 479,502
Series - 2022 B (Class A4)
151,931 Union Pacific Railroad Co Pass Through Trust 2.695 05/12/27 141,474
Series - 2015 1 (Class A)
266,211 United Airlines Pass Through Trust 4.150 04/11/24 260,764
Series - 2012 1 (Class A)
173,454 United Airlines Pass Through Trust 4.300 08/15/25 166,443
Series - 2013 1 (Class A)
180,875 United Airlines Pass Through Trust 4.875 01/15/26 174,860
Series - 2020 1 (Class B)
174,177 United Airlines Pass Through Trust 3.750 09/03/26 163,017
Series - 2014 2 (Class A)
1,886,333 United Airlines Pass Through Trust 5.875 10/15/27 1,880,639
Series - 2020 A (Class A)
137,141 United Airlines Pass Through Trust 3.450 12/01/27 124,673
Series - 2015 1 (Class AA)
141,957 United Airlines Pass Through Trust 3.100 07/07/28 127,834
Series - 2016 1 (Class AA)
141,958 United Airlines Pass Through Trust 3.450 07/07/28 123,069
Series - 2016 1 (Class A)
294,276 United Airlines Pass Through Trust 2.875 10/07/28 262,016
Series - 2016 2 (Class AA)
1,176,496 United Airlines Pass Through Trust 3.500 03/01/30 1,054,725
Series - 2018 1 (Class AA)
300,033 United Airlines Pass Through Trust 4.150 08/25/31 269,314
Series - 2019 1 (Class AA)
221,131 United Airlines Pass Through Trust 2.700 05/01/32 186,242
Series - 2019 2 (Class AA)
4,410,000 Verizon Master Trust 0.500 05/20/27 4,192,286
Series - 2021 1 (Class A)
3,000,000 Verizon Master Trust 0.690 05/20/27 2,839,471
Series - 2021 1 (Class B)
815,000 Verizon Master Trust 0.890 05/20/27 768,681
Series - 2021 1 (Class C)
1,266,504 World Omni Auto Receivables Trust 0.300 01/15/26 1,226,017
Series - 2021 A (Class A3)
1,000,000 World Omni Auto Receivables Trust 0.690 06/15/27 924,167
Series - 2021 B (Class A4)
500,000 World Omni Auto Receivables Trust 1.040 06/15/27 461,641
Series - 2021 B (Class B)
7,747 World Omni Automobile Lease Securitization Trust 0.450 02/15/24 7,734
Series - 2020 B (Class A3)
500,000 World Omni Automobile Lease Securitization Trust 0.750 11/16/26 478,323
Series - 2021 A (Class B)
TOTAL ASSET BACKED 117,337,353
OTHER MORTGAGE BACKED - 1.7%
2,500,000 BANK 1.650 12/15/53 1,962,984
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1.925 12/15/53 1,177,849
Series - 2020 BN30 (Class A4)
500,000 i BANK 2.111 12/15/53 379,217
Series - 2020 BN30 (Class AS)
500,000 i BANK 2.445 12/15/53 372,725
Series - 2020 BN30 (Class B)
2,000,000 BANK 1.771 02/15/54 1,586,229
Series - 2021 BN31 (Class A3)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 BANK 2.036% 02/15/54 $ 802,474
Series - 2021 BN31 (Class A4)
500,000 i BANK 2.211 02/15/54 384,085
Series - 2021 BN31 (Class AS)
500,000 i BANK 2.383 02/15/54 371,079
Series - 2021 BN31 (Class B)
500,000 i BANK 2.545 02/15/54 340,992
Series - 2021 BN31 (Class C)
2,000,000 BANK 3.538 11/15/54 1,862,151
Series - 2017 BNK9 (Class A4)
500,000 BANK 4.399 08/15/55 473,234
Series - 2022 BNK43 (Class A5)
500,000 i BANK 5.230 08/15/55 431,845
Series - 2022 BNK43 (Class C)
800,000 BANK 5.203 02/15/56 801,091
Series - 2023 BNK45 (Class A5)
1,500,000 BANK 3.390 06/15/60 1,394,398
Series - 2017 BNK5 (Class A5)
4,837,089 BANK 3.641 02/15/61 4,662,145
Series - 2018 BN10 (Class ASB)
2,000,000 i BANK 3.898 02/15/61 1,840,930
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3.584 05/15/62 7,280,715
Series - 2019 BN18 (Class A4)
5,000,000 BANK 1.584 03/15/63 3,992,227
Series - 2020 BN28 (Class A3)
1,000,000 BANK 2.438 06/15/63 813,279
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2.556 05/15/64 830,773
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2.792 05/15/64 804,069
Series - 2021 BN33 (Class AS)
500,000 BANK 3.297 05/15/64 375,326
Series - 2021 BN33 (Class C)
1,000,000 g,i BANK 2.500 06/15/64 539,651
Series - 2021 BN35 (Class D)
3,000,000 Barclays Commercial Mortgage Trust 3.674 02/15/50 2,825,952
Series - 2017 C1 (Class A4)
12,500,000 Barclays Commercial Mortgage Trust 2.690 02/15/53 11,844,825
Series - 2020 C6 (Class A2)
500,000 BBCMS Trust 4.441 09/15/55 475,453
Series - 2022 C17 (Class A5)
1,000,000 i Benchmark Mortgage Trust 3.878 01/15/51 903,730
Series - 2018 B1 (Class AM)
787,468 Benchmark Mortgage Trust 3.976 07/15/51 780,878
Series - 2018 B4 (Class A2)
1,000,000 i Benchmark Mortgage Trust 4.548 07/15/51 839,876
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3.542 05/15/52 5,309,763
Series - 2019 B11 (Class A5)
1,000,000 i Benchmark Mortgage Trust 2.944 02/15/53 839,080
Series - 2020 B16 (Class AM)
1,500,000 i Benchmark Mortgage Trust 3.176 02/15/53 1,217,307
Series - 2020 B16 (Class B)
1,500,000 i Benchmark Mortgage Trust 3.654 02/15/53 1,147,420
Series - 2020 B16 (Class C)
2,000,000 i Benchmark Mortgage Trust 4.510 05/15/53 1,921,109
Series - 2018 B7 (Class A4)
5,000,000 Benchmark Mortgage Trust 1.925 07/15/53 4,014,096
Series - 2020 B18 (Class A5)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 Benchmark Mortgage Trust 1.704% 12/17/53 $ 1,991,114
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1.978 12/17/53 1,997,925
Series - 2020 B21 (Class A5)
2,500,000 Benchmark Mortgage Trust 1.685 01/15/54 1,981,442
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1.973 01/15/54 1,193,161
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2.163 01/15/54 1,165,066
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1.620 02/15/54 1,809,270
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1.823 02/15/54 1,180,834
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2.070 02/15/54 1,192,810
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2.095 02/15/54 360,102
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2.274 02/15/54 387,165
Series - 2021 B23 (Class AS)
500,000 i Benchmark Mortgage Trust 2.563 02/15/54 340,338
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2.577 04/15/54 828,260
Series - 2021 B25 (Class A5)
1,000,000 Benchmark Mortgage Trust 2.847 04/15/54 809,770
Series - 2021 B25 (Class AS)
702,000 i Benchmark Mortgage Trust 2.576 06/15/54 527,351
Series - 2021 B26 (Class B)
1,700,000 Benchmark Mortgage Trust 2.613 06/15/54 1,405,647
Series - 2021 B26 (Class A5)
500,000 Benchmark Mortgage Trust 2.825 06/15/54 401,226
Series - 2021 B26 (Class AM)
1,500,000 Benchmark Mortgage Trust 2.512 07/15/54 1,185,831
Series - 2021 B27 (Class AS)
500,000 i Benchmark Mortgage Trust 4.470 07/15/55 474,431
Series - 2022 B36 (Class A5)
500,000 i Benchmark Mortgage Trust 5.119 07/15/55 420,446
Series - 2022 B36 (Class C)
5,000,000 Benchmark Mortgage Trust 2.914 12/15/72 4,764,633
Series - 2019 B15 (Class A2)
1,500,000 i BMO Mortgage Trust 5.117 02/15/56 1,499,459
Series - 2023 C4 (Class A5)
1,000,000 i CD Mortgage Trust 3.526 11/10/49 935,561
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3.631 02/10/50 1,869,854
Series - 2017 CD3 (Class A4)
12,312 CD Mortgage Trust 3.025 08/15/50 11,379
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3.431 08/15/50 2,314,173
Series - 2017 CD5 (Class A4)
1,000,000 i CD Mortgage Trust 3.684 08/15/50 914,116
Series - 2017 CD5 (Class AS)
1,750,000 CD Mortgage Trust 4.279 08/15/51 1,666,201
Series - 2018 CD7 (Class A4)
755,000 Citigroup Commercial Mortgage Trust 4.023 03/11/47 741,330
Series - 2014 GC19 (Class A4)
440,887 Citigroup Commercial Mortgage Trust 3.622 07/10/47 427,017
Series - 2014 GC23 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3.635 10/10/47 483,111
Series - 2014 GC25 (Class A4)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 Citigroup Commercial Mortgage Trust 3.137% 02/10/48 $ 958,538
Series - 2015 GC27 (Class A5)
1,000,000 Citigroup Commercial Mortgage Trust 3.571 02/10/48 945,345
Series - 2015 GC27 (Class AS)
1,000,000 Citigroup Commercial Mortgage Trust 3.616 02/10/49 949,956
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3.314 04/10/49 1,886,574
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3.576 04/10/49 466,576
Series - 2016 GC37 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 2.832 08/10/49 1,384,710
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3.465 09/15/50 929,082
Series - 2017 P8 (Class A4)
1,480,000 Citigroup Commercial Mortgage Trust 3.778 09/10/58 1,420,319
Series - 2015 GC33 (Class A4)
300,000 CNH Equipment Trust 5.150 04/17/28 302,661
Series - 2022 C (Class A3)
1,000,000 COMM Mortgage Trust 4.046 10/10/46 986,761
Series - 2013 CR12 (Class A4)
2,750,000 COMM Mortgage Trust 3.955 02/10/47 2,711,304
Series - 2014 CR14 (Class A3)
500,000 COMM Mortgage Trust 3.961 03/10/47 490,634
Series - 2014 UBS2 (Class A5)
1,000,000 COMM Mortgage Trust 4.051 04/10/47 979,802
Series - 2014 CR16 (Class A4)
1,000,000 COMM Mortgage Trust 3.819 06/10/47 973,494
Series - 2014 UBS3 (Class A4)
1,000,000 COMM Mortgage Trust 3.694 08/10/47 969,201
Series - 2014 UBS4 (Class A5)
754,520 COMM Mortgage Trust 3.326 11/10/47 728,577
Series - 2014 CR20 (Class A3)
1,000,000 COMM Mortgage Trust 3.590 11/10/47 965,682
Series - 2014 CR20 (Class A4)
1,000,000 i COMM Mortgage Trust 4.339 12/10/47 951,484
Series - 2014 CR21 (Class B)
3,150,000 COMM Mortgage Trust 3.183 02/10/48 3,016,260
Series - 2015 LC19 (Class A4)
1,000,000 i COMM Mortgage Trust 4.215 02/10/48 911,252
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3.708 07/10/48 1,632,737
Series - 2015 LC21 (Class A4)
616,563 COMM Mortgage Trust 3.432 08/10/48 595,056
Series - 2015 CR24 (Class A4)
1,000,000 COMM Mortgage Trust 3.759 08/10/48 960,861
Series - 2015 CR25 (Class A4)
269,976 COMM Mortgage Trust 3.221 10/10/48 265,652
Series - 2015 LC23 (Class A2)
1,500,000 COMM Mortgage Trust 3.774 10/10/48 1,437,790
Series - 2015 LC23 (Class A4)
500,000 COMM Mortgage Trust 4.258 08/10/50 495,311
Series - 2013 CR11 (Class A4)
5,000,000 COMM Mortgage Trust 2.827 08/15/57 4,771,035
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3.263 08/15/57 2,558,439
Series - 2019 GC44 (Class AM)
650,000 i CSAIL Commercial Mortgage Trust 4.921 01/15/49 576,622
Series - 2016 C6 (Class C)
2,000,000 i CSAIL Commercial Mortgage Trust 4.224 08/15/51 1,902,163
Series - 2018 CX12 (Class A4)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 10,000,000 CSAIL Commercial Mortgage Trust 4.053% 03/15/52 $ 9,392,525
Series - 2019 C15 (Class A4)
1,999,983 DBGS Mortgage Trust 4.358 10/15/51 1,978,744
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4.466 10/15/51 5,523,844
Series - 2018 C1 (Class A4)
3,500,000 DBJPM 3.276 05/10/49 3,295,436
Series - 2016 C1 (Class A4)
1,000,000 DBJPM 3.539 05/10/49 926,026
Series - 2016 C1 (Class AM)
1,590,000 DBJPM 3.328 06/10/50 1,468,574
Series - 2017 C6 (Class A5)
5,000,000 DBJPM 1.900 08/15/53 4,535,670
Series - 2020 C9 (Class A2)
1,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.199 12/25/27 1,303,992
Series - 2021 K741 (Class AM)
8,440,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.603 12/25/27 7,524,122
Series - 2021 K741 (Class A2)
2,948,969 Freddie Mac Multifamily Structured Pass Through
Certificates
1.712 07/25/28 2,617,367
Series - 2021 K744 (Class A2)
908,087 Freddie Mac Multifamily Structured Pass Through
Certificates
1.229 03/25/30 807,145
Series - 2021 K128 (Class A1)
962,548 Freddie Mac Multifamily Structured Pass Through
Certificates
1.101 08/25/30 842,867
Series - 2021 K125 (Class A1)
1,962,131 Freddie Mac Multifamily Structured Pass Through
Certificates
1.353 11/25/30 1,730,652
Series - 2021 K127 (Class A1)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.792 01/25/31 836,477
Series - 2021 K126 (Class AM)
9,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.846 01/25/31 7,606,305
Series - 2021 K125 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.108 01/25/31 2,584,138
Series - 2021 K127 (Class A2)
1,332,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.851 02/25/31 1,113,201
Series - 2021 K127 (Class AM)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.749 03/25/31 829,614
Series - 2021 K128 (Class AM)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.020 03/25/31 1,710,655
Series - 2021 K128 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.647 05/25/31 820,790
Series - 2021 K129 (Class AM)
3,000,000 i Freddie Mac Multifamily Structured Pass Through
Certificates
3.500 07/25/32 2,836,069
Series - 2022 K148 (Class A2)
1,882,811 Freddie Mac Multifamily Structured Pass Through
Certificates
2.007 07/25/35 1,578,286
Series - 2021 1520 (Class A1)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.438 02/25/36 1,611,320
Series - 2021 1520 (Class A2)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.184% 08/25/36 $ 1,550,699
Series - 2021 1521 (Class A2)
800,000 GS Mortgage Securities Corp II 3.382 05/10/50 763,552
Series - 2015 GC30 (Class A4)
158,918 GS Mortgage Securities Trust 3.135 06/10/46 158,583
Series - 2013 GC12 (Class A4)
45,014 GS Mortgage Securities Trust 3.813 11/10/46 44,753
Series - 2013 GC16 (Class AAB)
1,000,000 GS Mortgage Securities Trust 4.074 01/10/47 982,271
Series - 2014 GC18 (Class A4)
1,500,000 GS Mortgage Securities Trust 3.964 11/10/47 1,434,819
Series - 2014 GC26 (Class AS)
1,749,843 GS Mortgage Securities Trust 3.136 02/10/48 1,683,977
Series - 2015 GC28 (Class A4)
1,423,318 GS Mortgage Securities Trust 3.178 11/10/49 1,327,748
Series - 2016 GS4 (Class A3)
1,350,000 i GS Mortgage Securities Trust 3.954 11/10/49 1,119,265
Series - 2016 GS4 (Class C)
571,446 GS Mortgage Securities Trust 2.945 08/10/50 570,452
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3.430 08/10/50 1,386,039
Series - 2017 GS7 (Class A4)
1,000,000 GS Mortgage Securities Trust 3.872 02/10/52 982,072
Series - 2019 GC38 (Class A2)
2,500,000 GS Mortgage Securities Trust 3.968 02/10/52 2,347,783
Series - 2019 GC38 (Class A4)
500,000 i GS Mortgage Securities Trust 4.309 02/10/52 443,018
Series - 2019 GC38 (Class B)
2,500,000 GS Mortgage Securities Trust 2.898 02/13/53 2,375,627
Series - 2020 GC45 (Class A2)
4,000,000 i GS Mortgage Securities Trust 3.173 02/13/53 3,362,051
Series - 2020 GC45 (Class AS)
2,000,000 i GS Mortgage Securities Trust 3.405 02/13/53 1,648,983
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2.125 05/12/53 1,642,089
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2.377 05/12/53 3,321,255
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1.662 12/12/53 866,063
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1.721 12/12/53 2,395,385
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2.012 12/12/53 1,599,976
Series - 2020 GSA2 (Class A5)
1,000,000 GS Mortgage Securities Trust 2.224 12/12/53 752,438
Series - 2020 GSA2 (Class AS)
170,380 i JP Morgan Chase Commercial Mortgage Securities
Corp
3.994 01/15/46 169,625
Series - 2013 C13 (Class A4)
437,049 JP Morgan Chase Commercial Mortgage Securities
Corp
2.960 04/15/46 434,986
Series - 2013 LC11 (Class A5)
500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
4.166 12/15/46 494,247
Series - 2013 C16 (Class A4)
1,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2.822 08/15/49 922,600
Series - 2016 JP2 (Class A4)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 681,668 JP Morgan Chase Commercial Mortgage Securities
Corp
3.109% 07/15/50 $ 659,547
Series - 2017 JP6 (Class A3)
2,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3.454 09/15/50 2,315,843
Series - 2017 JP7 (Class A5)
2,150,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3.219 06/13/52 2,001,294
Series - 2019 COR5 (Class ASB)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3.801 09/15/47 1,941,841
Series - 2014 C22 (Class A4)
1,875,000 i JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 1,723,722
Series - 2015 C29 (Class B)
2,700,000 JPMBB Commercial Mortgage Securities Trust 3.227 10/15/48 2,571,289
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3.532 10/15/48 1,041,176
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3.770 12/15/48 1,917,489
Series - 2015 C33 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3.576 03/17/49 951,376
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3.970 03/17/49 471,535
Series - 2016 C1 (Class AS)
500,000 i JPMBB Commercial Mortgage Securities Trust 4.737 03/17/49 471,649
Series - 2016 C1 (Class B)
1,000,000 i JPMDB Commercial Mortgage Securities Trust 3.990 06/15/49 847,594
Series - 2016 C2 (Class B)
5,922,824 JPMDB Commercial Mortgage Securities Trust 3.141 12/15/49 5,477,822
Series - 2016 C4 (Class A3)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2.946 11/13/52 4,779,187
Series - 2019 COR6 (Class A2)
752,221 Morgan Stanley Bank of America Merrill Lynch Trust 3.102 05/15/46 750,245
Series - 2013 C9 (Class A4)
500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.456 05/15/46 498,055
Series - 2013 C9 (Class AS)
240,000 i Morgan Stanley Bank of America Merrill Lynch Trust 3.708 05/15/46 216,092
Series - 2013 C9 (Class B)
214,609 Morgan Stanley Bank of America Merrill Lynch Trust 3.654 04/15/47 212,405
Series - 2014 C15 (Class ASB)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.892 06/15/47 1,950,444
Series - 2014 C16 (Class A5)
3,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.249 02/15/48 3,355,913
Series - 2015 C20 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.306 04/15/48 953,681
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.732 05/15/48 960,829
Series - 2015 C24 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.599 05/15/50 1,879,008
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3.594 03/15/49 507,751
Series - 2016 UBS9 (Class A4)
453,514 Morgan Stanley Capital I Trust 3.997 07/15/51 448,477
Series - 2018 H3 (Class A2)
1,000,000 i Morgan Stanley Capital I Trust 4.863 07/15/51 837,982
Series - 2018 H3 (Class C)
1,500,000 i Morgan Stanley Capital I Trust 4.238 10/15/51 1,451,567
Series - 2018 L1 (Class ASB)
2,000,000 Morgan Stanley Capital I Trust 4.288 10/15/51 1,975,080
Series - 2018 L1 (Class A2)
1,500,000 i Morgan Stanley Capital I Trust 4.407 10/15/51 1,437,382
Series - 2018 L1 (Class A4)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 Morgan Stanley Capital I Trust 4.071% 03/15/52 $ 939,570
Series - 2019 L2 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 3.224 06/15/52 4,668,628
Series - 2019 H6 (Class ASB)
750,000 Morgan Stanley Capital I Trust 3.417 06/15/52 678,721
Series - 2019 H6 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 1.790 07/15/53 4,001,199
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2.438 05/15/54 1,652,410
Series - 2021 L5 (Class A3)
1,000,000 Morgan Stanley Capital I Trust 2.951 05/15/54 804,372
Series - 2021 L5 (Class AS)
500,000 Santander Drive Auto Receivables Trust 5.950 01/17/28 508,102
Series - 2022 7 (Class B)
500,000 Santander Drive Auto Receivables Trust 6.690 03/17/31 517,613
Series - 2022 7 (Class C)
21,330 UBS Barclays Commercial Mortgage Trust 3.244 04/10/46 21,287
Series - 2013 C6 (Class A4)
393,487 UBS Commercial Mortgage Trust 2.998 08/15/50 392,488
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3.426 08/15/50 1,386,642
Series - 2017 C3 (Class A4)
1,000,000 i UBS Commercial Mortgage Trust 3.739 08/15/50 905,814
Series - 2017 C3 (Class AS)
11,000,000 UBS Commercial Mortgage Trust 4.313 05/15/51 10,503,053
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4.296 08/15/51 1,901,666
Series - 2018 C12 (Class A5)
2,400,000 i UBS Commercial Mortgage Trust 5.216 12/15/51 2,005,300
Series - 2018 C14 (Class C)
875,000 i Wells Fargo Commercial Mortgage Trust 3.872 05/15/48 835,593
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.695 11/15/48 1,913,704
Series - 2015 C31 (Class A4)
480,000 i Wells Fargo Commercial Mortgage Trust 4.224 12/15/48 441,306
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2.652 08/15/49 1,832,421
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2.967 08/15/49 416,126
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3.377 11/15/49 910,401
Series - 2016 NXS6 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 4.152 08/15/51 1,897,633
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3.760 03/15/52 2,503,979
Series - 2019 C49 (Class A4)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.635 05/15/52 1,894,421
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4.192 05/15/52 2,841,252
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3.040 10/15/52 8,774,491
Series - 2019 C53 (Class A4)
2,500,000 Wells Fargo Commercial Mortgage Trust 1.810 07/15/53 2,027,429
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2.092 07/15/53 1,207,192
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2.398 07/15/53 387,612
Series - 2020 C58 (Class AS)
10,000,000 Wells Fargo Commercial Mortgage Trust 1.864 08/15/53 8,066,772
Series - 2020 C57 (Class A3)

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,893,000 Wells Fargo Commercial Mortgage Trust 2.626% 04/15/54 $ 1,566,652
Series - 2021 C59 (Class A5)
117,000 Wells Fargo Commercial Mortgage Trust 3.896 03/15/59 103,336
Series - 2016 C33 (Class C)
219,280 WF-RBS Commercial Mortgage Trust 3.241 12/15/45 208,604
Series - 2012 C10 (Class AS)
600,000 WF-RBS Commercial Mortgage Trust 3.337 06/15/46 596,797
Series - 2013 C14 (Class A5)
500,000 i WF-RBS Commercial Mortgage Trust 4.646 03/15/47 476,711
Series - 2014 C19 (Class C)
1,000,000 i WF-RBS Commercial Mortgage Trust 4.723 03/15/47 968,627
Series - 2014 C19 (Class B)
TOTAL OTHER MORTGAGE BACKED 352,620,232
TOTAL STRUCTURED ASSETS 469,957,585
(Cost $526,080,262)
TOTAL BONDS 20,717,567,576
(Cost $22,988,885,753)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0.1%
$ 25,000,000 Federal Farm Credit Bank (FFCB) 0.000 04/06/23 24,990,610
5,000,000 Federal Home Loan Bank (FHLB) 0.000 06/12/23 4,954,589
TOTAL GOVERNMENT AGENCY DEBT 29,945,199
REPURCHASE AGREEMENT - 0.9%
187,635,000 r Fixed Income Clearing Corp (FICC) 4.810 04/03/23 187,635,000
TOTAL REPURCHASE AGREEMENT 187,635,000
TREASURY DEBT - 0.0%
5,000,000 United States Treasury Bill 0.000 04/04/23 4,999,362
TOTAL TREASURY DEBT 4,999,362
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
118,695,476 c State Street Navigator Securities Lending Government
Money Market Portfolio
4.840 118,695,476
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 118,695,476
TOTAL SHORT-TERM INVESTMENTS 341,275,037
(Cost $341,263,990)
TOTAL INVESTMENTS - 101.1% 21,058,842,613
(Cost $23,330,149,743)
OTHER ASSETS & LIABILITIES, NET - (1.1)% (225,682,691)
NET ASSETS - 100.0% $ 20,833,159,922
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month

Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $117,235,676.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $187,635,000 on 4/3/23, collateralized by Government Agency
Securities, with coupon rates 0.375%–3.000% and maturity date 7/15/25, valued at $191,387,773.

Portfolio of Investments
Core Bond Fund March 31, 2023

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.7%
AUTOMOBILES & COMPONENTS - 0 .0%
$ 447,326 i Clarios Global LP LIBOR 12 M + 3.250% 8 .090% 04/30/26 $ 445,834
792,438 i Gates Global LLC SOFR 12M + 2.500% 7 .407 03/31/27 789,063
TOTAL AUTOMOBILES & COMPONENTS 1,234,897
CAPITAL GOODS - 0 .1%
918,446 i Alliance Laundry Systems LLC SOFR 4M + 3.500% 8 .559 10/08/27 912,132
701,491 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.750% 6 .511 01/15/25 702,662
894,965 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.500% 6 .261 02/12/27 889,372
591,263 i Chariot Buyer LLC LIBOR 12 M + 3.250% 8 .090 11/03/28 569,386
478,959 i Cornerstone Building Brands, Inc LIBOR 12 M + 3.250% 7 .934 04/12/28 424,238
776,081 i Resideo Funding, Inc LIBOR 4 M + 2.250% 7 .230 02/11/28 771,471
338,636 i SRAM LLC LIBOR 12 M + 2.750% 7 .590 05/18/28 333,980
1,436,759 †,i TransDigm, Inc LIBOR 3 M + 2.250% 5 .924 08/22/24 1,437,333
402,434 i TransDigm, Inc LIBOR 4 M + 2.250% 6 .980 12/09/25 402,291
573,338 i Univar Solutions USA, Inc LIBOR 12 M + 1.750% 6 .590 06/03/28 573,696
TOTAL CAPITAL GOODS 7,016,561
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
273,625 i Amentum Government Services Holdings LLC SOFR 2M + 4.000% 9 .033 02/15/29 268,153
636,990 i Dun & Bradstreet Corp LIBOR 12 M + 3.250% 8 .095 02/06/26 636,856
982,000 h,i EAB Global, Inc LIBOR 12 M + 3.500% 8 .340 08/16/28 962,114
668,538 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/30/25 669,912
714,290 i Peraton Corp LIBOR 12 M + 3.750% 8 .590 02/01/28 706,851
1,282,673 i Prime Security Services Borrower LLC LIBOR 3 M + 2.750% 2 .750 09/23/26 1,280,339
1,725,441 i Sedgwick Claims Management Services, Inc 0 .000 02/24/28 1,707,470
457,477 i Spin Holdco, Inc LIBOR 4 M + 4.000% 8 .986 03/04/28 385,914
4,480,187 i Trans Union LLC LIBOR 12 M + 2.250% 7 .090 12/01/28 4,454,045
400,728 i West Technology Group LLC SOFR 4M + 4.000% 8 .926 04/10/27 348,633
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,420,287
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .0%
605,236 h,i LS Group OpCo Acquisition LLC LIBOR 4 M + 3.250% 8 .064 11/02/27 601,456
987,494 i PetSmart, Inc SOFR 12M + 3.750% 8 .657 02/11/28 981,119
955,245 i Staples, Inc LIBOR 4 M + 5.000% 9 .814 04/16/26 881,916
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,464,491
CONSUMER DURABLES & APPAREL - 0 .0%
985,000 i Conair Holdings LLC LIBOR 4 M + 3.750% 8 .909 05/17/28 906,200
1,048,174 i Samsonite IP Holdings Sarl LIBOR 12 M + 1.750% 6 .590 04/25/25 1,045,816
982,744 i Weber-Stephen Products LLC LIBOR 12 M + 3.250% 8 .090 10/30/27 851,076
TOTAL CONSUMER DURABLES & APPAREL 2,803,092
CONSUMER SERVICES - 0 .3%
3,805,340 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .590 11/19/26 3,775,221
1,347,500 i AlixPartners LLP LIBOR 12 M + 2.750% 7 .609 02/04/28 1,344,657
398,987 i Alterra Mountain Co LIBOR 12 M + 3.500% 8 .340 08/17/28 398,489
1,575,000 i Caesars Entertainment, Inc SOFR 12M + 3.250% 8 .157 02/06/30 1,569,747
586,078 i Carnival Corp LIBOR 12 M + 3.250% 8 .090 10/18/28 573,990
656,688 i CCC Intelligent Solutions, Inc LIBOR 12 M + 2.250% 7 .090 09/21/28 652,721
979,275 i ClubCorp Holdings, Inc LIBOR 12 M + 2.750% 7 .590 09/18/24 937,655
270,000 i Delta 2 Lux Sarl 7 .868 01/15/30 270,451
209,475 i Element Materials Technology Group US Holdings, Inc SOFR 3M + 4.250% 0 .000 04/12/29 207,511
453,863 i Element Materials Technology Group US Holdings, Inc SOFR 4M + 4.250% 8 .930 04/12/29 449,607
1,965,136 i Fertitta Entertainment LLC SOFR 12M + 4.000% 8 .807 01/27/29 1,939,236
4,975,000 i FLUTTER FINANCING BV SOFR 4M + 3.250% 8 .410 07/22/28 4,981,716
861,864 i IRB Holding Corp SOFR 12M + 3.000% 7 .907 12/15/27 848,876
380,760 i KFC Holding Co LIBOR 12 M + 1.750% 6 .511 03/15/28 379,650
643,824 i Life Time, Inc LIBOR 12 M + 4.750% 9 .590 12/16/24 643,959

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 308,171 i Penn National Gaming, Inc SOFR 12M + 2.750% 7 .657% 05/03/29 $ 307,922
2,224,068 i Sophia LP LIBOR 1 M + 3.750% 8 .230 10/07/27 2,201,839
1,350,938 i Stars Group Holdings BV LIBOR 4 M + 2.250% 7 .409 07/21/26 1,351,856
TOTAL CONSUMER SERVICES 22,835,103
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .0%
884,583 i US Foods, Inc SOFR 12M + 2.750% 7 .657 11/22/28 884,583
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 884,583
ENERGY - 0 .0%
1,386,026 i Buckeye Partners LP LIBOR 12 M + 2.250% 7 .090 11/01/26 1,384,488
193,674 i DT Midstream, Inc LIBOR 12 M + 2.000% 6 .845 06/26/28 193,985
748,072 i Oryx Midstream Services Permian Basin LLC SOFR 12M + 3.250% 8 .193 10/05/28 736,570
TOTAL ENERGY 2,315,043
FINANCIAL SERVICES - 0 .0%
595,606 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 7 .090 03/24/25 587,663
TOTAL FINANCIAL SERVICES 587,663
FOOD, BEVERAGE & TOBACCO - 0 .1%
145,875 i Froneri US, Inc LIBOR 4 M + 2.250% 7 .409 01/29/27 144,150
1,871,500 i Hayward Industries, Inc LIBOR 12 M + 2.500% 7 .340 05/30/28 1,824,132
882,659 i Hostess Brands LLC LIBOR 4 M + 2.250% 7 .075 08/03/25 884,261
503,749 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .659 03/31/28 454,162
TOTAL FOOD, BEVERAGE & TOBACCO 3,306,705
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
2,208,130 i Bausch & Lomb Corp SOFR 4M + 3.250% 8 .457 05/10/27 2,149,857
1,194,693 i DaVita, Inc LIBOR 12 M + 1.750% 6 .590 08/12/26 1,179,264
606,553 i Global Medical Response, Inc LIBOR 4 M + 4.250% 9 .236 10/02/25 429,643
628,509 i Grifols Worldwide Operations USA, Inc LIBOR 12 M + 2.000% 6 .840 11/15/27 616,856
3,000,000 h,i ICU Medical, Inc SOFR 4M + 2.500% 7 .548 01/08/29 2,968,755
127,561 i NMN Holdings III Corp LIBOR 12 + 3.750% 8 .590 11/13/25 109,224
594,445 i NMN Holdings III Corp LIBOR 12 M + 3.750% 8 .590 11/13/25 508,994
1,891,313 i Onex TSG Intermediate Corp SOFR 4M + 4.750% 9 .688 02/28/28 1,684,214
980,006 i Phoenix Guarantor, Inc LIBOR 12 M + 3.500% 8 .340 03/05/26 958,637
946,734 i Select Medical Corp LIBOR 12 M + 2.500% 7 .350 03/06/25 944,840
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,550,284
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
400,000 i Kronos Acquisition Holdings, Inc LIBOR 4 M + 3.750% 8 .703 12/22/26 385,444
1,925,000 i Kronos Acquisition Holdings, Inc SOFR 4M + 6.000% 11 .023 12/22/26 1,868,453
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,253,897
INSURANCE - 0 .1%
670,539 i Acrisure LLC LIBOR 12 M + 3.500% 8 .340 02/15/27 650,701
613,763 i Asurion LLC LIBOR 12 M + 3.000% 7 .840 11/03/24 613,379
420,883 i Asurion LLC LIBOR 12 M + 3.250% 8 .090 12/23/26 391,573
758,647 i HUB International Ltd LIBOR 4 M + 3.250% 8 .058 04/25/25 757,836
973,858 i NFP Corp LIBOR 12 M + 3.250% 8 .090 02/15/27 952,150
1,994,987 i USI, Inc SOFR 4M + 3.750% 8 .648 11/22/29 1,991,786
TOTAL INSURANCE 5,357,425
MATERIALS - 0 .1%
673,591 i Asplundh Tree Expert LLC LIBOR 12 M + 1.750% 6 .590 09/07/27 671,065
1,755,690 i Clydesdale Acquisition Holdings, Inc SOFR 12M + 4.175% 9 .082 04/13/29 1,718,601
1,198,650 i Eco Services Operations Corp LIBOR 4 M + 2.500% 7 .325 06/09/28 1,191,158
200,000 i H.B. Fuller Co SOFR 12M + 2.500% 7 .307 02/15/30 201,250
761,438 i Kloeckner Pentaplast of America, Inc SOFR 2M + 4.750% 10 .129 02/12/26 704,650
345,804 i Messer Industries USA, Inc SOFR 4M + 2.500% 7 .660 03/02/26 345,498
144,644 i Quikrete Holdings, Inc LIBOR 12 M + 2.625% 7 .465 02/01/27 142,723

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 297,076 i Reynolds Consumer Products LLC SOFR 12M + 1.750% 6 .657% 02/04/27 $ 295,286
1,231,377 i Reynolds Group Holdings, Inc LIBOR 12 M + 3.250% 8 .090 02/05/26 1,228,391
395,000 h,i TricorBraun Holdings, Inc LIBOR 12 M + 3.250% 8 .090 03/03/28 386,606
869,593 i Tronox Finance LLC LIBOR 4 M + 2.250% 7 .090 03/10/28 852,201
143,188 i WR Grace Holdings LLC LIBOR 4 M + 3.750% 8 .938 09/22/28 142,442
TOTAL MATERIALS 7,879,871
MEDIA & ENTERTAINMENT - 0 .2%
483,255 i Altice Financing S.A. LIBOR 4 M + 2.750% 7 .580 01/31/26 478,422
603,513 i Arterra Wines Canada, Inc LIBOR 4 M + 3.500% 8 .659 11/24/27 592,801
195,500 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 7 .934 11/30/27 193,872
2,000,000 h,i Centuri Group, Inc LIBOR 4 M + 2.500% 7 .453 08/27/28 1,988,130
3,323 †,i Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7 .000 11/24/27 3,298
1,589,500 h,i CNT Holdings I Corp LIBOR 1 M + 3.500% 3 .500 11/08/27 1,567,247
940,000 i Coral-US Co-Borrower LLC LIBOR 12 M + 3.000% 7 .684 10/15/29 928,922
1,458,844 †,i Diamond Sports Group LLC LIBOR 1 M + 3.250% 8 .314 08/24/26 89,354
847,700 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 9 .840 08/02/27 817,742
983,224 i INEOS US Petrochem LLC LIBOR 1 M + 2.750% 7 .134 01/29/26 974,866
3,182,962 i Mozart Borrower LP LIBOR 12 M + 3.250% 8 .090 10/23/28 3,107,622
3,482,443 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 8 .090 11/15/28 3,448,281
679,054 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 7 .595 02/15/28 369,205
3,047 i Radiate Holdco LLC LIBOR 12 M + 3.250% 8 .090 09/25/26 2,506
955,528 i Ryan Specialty Group LLC SOFR 12M + 3.000% 7 .907 09/01/27 955,829
920 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 8 .602 07/30/27 898
327,461 i Univision Communications, Inc LIBOR 12 M + 3.250% 8 .090 03/15/26 326,346
2,950,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 7 .184 01/31/28 2,908,700
260,016 i Wand NewCo 3, Inc LIBOR 12 M + 2.750% 7 .590 02/05/26 255,736
TOTAL MEDIA & ENTERTAINMENT 19,009,777
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .1%
2,085,899 i Avantor, Inc LIBOR 12 M + 2.250% 7 .090 11/08/27 2,087,046
957,689 i Catalent Pharma Solutions, Inc LIBOR 12 M + 2.000% 6 .813 02/22/28 952,063
1,994,492 i Elanco Animal Health Inc SOFR 12M + 1.750% 6 .653 08/01/27 1,954,433
1,277,545 i Horizon Therapeutics USA, Inc LIBOR 12 M + 2.000% 6 .813 05/22/26 1,277,788
3,422,676 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 8 .340 05/05/28 3,413,760
495,088 i Organon & Co LIBOR 4 M + 3.000% 8 .000 06/02/28 495,499
294,773 i Perrigo Investments LLC SOFR 12M + 2.250% 7 .157 04/20/29 293,298
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,473,887
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
837,805 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 7 .590 08/21/25 819,373
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 819,373
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
535,104 i Bright Bidco BV SOFR 4M + 9.000% 13 .676 10/31/27 456,176
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 456,176
SOFTWARE & SERVICES - 0 .3%
467,000 i,q Avaya Holdings Corp LIBOR 1 M + 4.250% 8 .568 12/15/27 117,334
2,994,145 h,i Boxer Parent Co, Inc LIBOR 12 M + 3.750% 8 .590 10/02/25 2,961,404
325,482 i Camelot Finance S.A. LIBOR 12 M + 3.000% 7 .840 10/30/26 325,176
833,219 i Camelot US Acquisition LIBOR 12 M + 3.000% 7 .840 10/30/26 832,440
1,000,000 i Epicor Software Corp LIBOR 12 M + 3.250% 8 .090 07/30/27 984,145
841,500 i Informatica LLC LIBOR 12 M + 2.750% 7 .625 10/27/28 836,939
1,994,962 i Instructure Holdings, Inc LIBOR 4 M + 2.750% 7 .852 10/30/28 1,987,481
504,190 i Light & Wonder, Inc SOFR 12M + 3.000% 7 .960 04/14/29 501,142
4,403 i Magenta Buyer LLC LIBOR 4 M + 4.750% 9 .580 07/27/28 3,646
4,478,602 i NortonLifeLock, Inc SOFR 12M + 2.000% 6 .907 09/12/29 4,439,974
4,400,000 h,i Open Text Corp SOFR 12M + 3.500% 8 .407 01/31/30 4,394,038
469,063 i RealPage, Inc LIBOR 12 M + 3.000% 7 .840 04/24/28 456,086
680 i Rocket Software, Inc LIBOR 12 M + 4.250% 9 .090 11/28/25 669

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 3,035,468 i SS&C Technologies, Inc SOFR 12M + 2.250% 7 .157% 03/22/29 $ 3,015,980
2,014,270 i SS&C Technologies, Inc SOFR 12M + 2.250% 7 .157 03/22/29 2,001,339
2,000,000 h,i UKG, Inc LIBOR 6 M + 3.250% 8 .032 05/04/26 1,952,190
TOTAL SOFTWARE & SERVICES 24,809,983
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
355,939 i Ingram Micro, Inc LIBOR 4 M + 3.500% 8 .659 06/30/28 354,104
605,688 i MLN US Holdco LLC LIBOR 6 M + 4.500% 4 .500 11/30/25 171,107
379,683 i MLN US Holdco LLC 11 .154 10/18/27 217,686
662,406 i TTM Technologies, Inc LIBOR 12 M + 2.500% 7 .348 09/28/24 662,266
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,405,163
TELECOMMUNICATION SERVICES - 0 .0%
92,693 †,i Avaya, Inc 12 .564 08/15/23 95,937
468,464 i CommScope, Inc LIBOR 12 M + 3.250% 8 .090 04/06/26 451,848
966,510 i SFR Group S.A. LIBOR 4 M + 3.688% 8 .517 01/31/26 941,892
623,553 i Zayo Group Holdings, Inc LIBOR 12 M + 3.000% 7 .840 03/09/27 510,038
TOTAL TELECOMMUNICATION SERVICES 1,999,715
TRANSPORTATION - 0 .1%
248,125 i Air Canada LIBOR 4 M + 3.500% 8 .369 08/11/28 248,048
750,000 i American Airlines, Inc LIBOR 4 M + 4.750% 9 .558 04/20/28 762,709
309,179 i Avis Budget Car Rental LLC LIBOR 12 M + 1.750% 6 .600 08/06/27 304,541
374,300 i CHG Healthcare Services, Inc LIBOR 12 M + 3.250% 8 .090 09/29/28 371,259
987,500 i Gulf Finance LLC SOFR 12M + 6.750% 11 .672 08/25/26 961,025
467,500 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 10 .213 06/21/27 485,938
261,250 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 8 .558 10/20/27 271,179
1,000,000 i XPO Logistics, Inc LIBOR 12 M + 1.750% 6 .608 02/24/25 999,250
TOTAL TRANSPORTATION 4,403,949
UTILITIES - 0 .1%
383,890 i AssuredPartners, Inc LIBOR 12 M + 3.500% 8 .340 02/12/27 379,930
1,000,000 h,i BroadStreet Partners, Inc LIBOR 12 M + 3.000% 7 .840 01/27/27 981,500
355,099 i BroadStreet Partners, Inc LIBOR 1 M + 3.250% 8 .090 01/27/27 348,220
914,227 i Calpine Corp LIBOR 12 M + 2.500% 7 .350 12/16/27 911,516
660,185 i Covanta Holding Corp SOFR 12M + 2.500% 7 .307 11/30/28 658,257
49,826 i Covanta Holding Corp CME Term SOFR 12 + 2.500% 7 .307 11/30/28 49,680
591,188 i Energizer Holdings, Inc SOFR 12M + 2.250% 7 .116 12/22/27 587,862
1,464,086 i First Eagle Holdings, Inc LIBOR 4 M + 2.500% 7 .659 02/01/27 1,424,746
1,928,742 i Gopher Resource LLC LIBOR 12 M + 3.250% 8 .090 03/06/25 1,473,482
1,012,769 i Utz Quality Foods LLC SOFR 12M + 3.000% 7 .922 01/20/28 1,010,161
889,789 i Vistra Operations Co LLC LIBOR 12 M + 1.750% 6 .590 12/31/25 886,234
TOTAL UTILITIES 8,711,588
TOTAL BANK LOAN OBLIGATIONS 153,999,513
(Cost $158,507,798)
BONDS - 96.0%
CORPORATE BONDS - 35 .7%
AUTOMOBILES & COMPONENTS - 0 .5%
4,500,000 g Adient Global Holdings Ltd 4 .875 08/15/26 4,336,875
225,000 Dana, Inc 5 .375 11/15/27 209,914
225,000 e Dana, Inc 5 .625 06/15/28 211,301
325,000 Dana, Inc 4 .250 09/01/30 260,489
1,755,000 Ford Motor Co 3 .250 02/12/32 1,379,354
2,635,000 Ford Motor Co 6 .100 08/19/32 2,553,463
4,900,000 g Gates Global LLC 6 .250 01/15/26 4,814,250
4,150,000 General Motors Co 6 .125 10/01/25 4,228,357

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 5,800,000 General Motors Co 5 .400% 10/15/29 $ 5,747,148
10,050,000 General Motors Co 5 .200 04/01/45 8,465,443
2,000,000 e Goodyear Tire & Rubber Co 5 .000 07/15/29 1,786,800
5,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 4,394,775
3,000,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 2,813,332
2,000,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 1,781,171
500,000 g,o IHO Verwaltungs GmbH 6 .375 05/15/29 440,464
1,665,000 g Kia Corp 2 .375 02/14/25 1,580,937
1,750,000 Magna International, Inc 3 .625 06/15/24 1,718,795
2,000,000 g Nemak SAB de C.V. 3 .625 06/28/31 1,515,050
2,575,000 g Volkswagen Group of America Finance LLC 1 .625 11/24/27 2,220,460
TOTAL AUTOMOBILES & COMPONENTS 50,458,378
BANKS - 7 .7%
2,000,000 e,g Akbank T.A.S. 6 .800 02/06/26 1,933,656
1,500,000 g Akbank T.A.S. 6 .800 06/22/31 1,362,179
2,995,000 g Australia & New Zealand Banking Group Ltd 2 .950 07/22/30 2,767,546
5,000,000 g Australia & New Zealand Banking Group Ltd 6 .750 N/A‡ 4,800,877
3,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .500 N/A‡ 2,722,500
2,100,000 g Banco de Credito del Peru 2 .700 01/11/25 2,004,870
1,012,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 819,720
1,725,000 g Banco Industrial S.A. 4 .875 01/29/31 1,593,469
3,300,000 g Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 3,027,024
1,725,000 g Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 1,450,875
4,000,000 Banco Santander S.A. 5 .294 08/18/27 3,936,971
4,200,000 Banco Santander S.A. 3 .800 02/23/28 3,884,349
2,000,000 Banco Santander S.A. 7 .500 N/A‡ 1,900,000
5,400,000 Banco Santander S.A. 4 .750 N/A‡ 4,191,750
1,825,000 Bancolombia S.A. 4 .625 12/18/29 1,533,000
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,122,002
2,500,000 g Banistmo S.A. 4 .250 07/31/27 2,287,481
4,000,000 g Bank Hapoalim BM 3 .255 01/21/32 3,327,360
8,000,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 6,948,640
32,525,000 Bank of America Corp 0 .810 10/24/24 31,610,301
10,000,000 Bank of America Corp 4 .000 01/22/25 9,769,947
1,000,000 Bank of America Corp 4 .450 03/03/26 976,644
23,880,000 Bank of America Corp 2 .592 04/29/31 20,223,061
15,000,000 Bank of America Corp 1 .898 07/23/31 12,029,234
56,165,000 Bank of America Corp 1 .922 10/24/31 44,796,336
5,000,000 Bank of America Corp 2 .687 04/22/32 4,172,620
9,300,000 Bank of America Corp 2 .572 10/20/32 7,601,011
23,300,000 Bank of America Corp 2 .972 02/04/33 19,619,560
7,200,000 Bank of America Corp 3 .846 03/08/37 6,137,921
8,925,000 Bank of America Corp 2 .676 06/19/41 6,308,140
1,150,000 Bank of America Corp 4 .375 N/A‡ 977,659
14,700,000 Bank of America Corp 6 .100 N/A‡ 14,410,851
5,000,000 Bank of America Corp 6 .250 N/A‡ 4,881,250
7,000,000 Barclays plc 3 .932 05/07/25 6,809,807
600,000 Barclays plc 2 .279 11/24/27 526,948
4,700,000 Barclays plc 3 .330 11/24/42 3,372,976
3,000,000 Barclays plc 6 .125 N/A‡ 2,547,050
5,550,000 g BNP Paribas S.A. 2 .819 11/19/25 5,273,620
5,895,000 g BNP Paribas S.A. 1 .904 09/30/28 5,013,216
2,800,000 g BNP Paribas S.A. 2 .588 08/12/35 2,150,337
11,225,000 g BNP Paribas S.A. 7 .750 N/A‡ 10,744,570
12,906,000 g BNP Paribas S.A. 7 .375 N/A‡ 12,248,956
4,025,000 Citigroup, Inc 3 .200 10/21/26 3,797,211
2,200,000 Citigroup, Inc 4 .300 11/20/26 2,128,003
5,975,000 Citigroup, Inc 4 .450 09/29/27 5,793,944
20,000,000 Citigroup, Inc 2 .572 06/03/31 16,874,188

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 12,750,000 Citigroup, Inc 4 .910% 05/24/33 $ 12,514,542
21,500,000 Citigroup, Inc 6 .270 11/17/33 23,252,348
3,000,000 Citigroup, Inc 5 .950 N/A‡ 2,795,837
2,000,000 Citigroup, Inc 6 .300 N/A‡ 1,900,000
4,900,000 Citigroup, Inc 6 .250 N/A‡ 4,691,750
6,315,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 5,767,541
4,175,000 Cooperatieve Rabobank UA 3 .750 07/21/26 3,949,469
12,000,000 g Credit Agricole S.A. 8 .125 N/A‡ 11,561,616
1,525,000 g DBS Group Holdings Ltd 4 .520 12/11/28 1,515,091
3,150,000 g Development Bank of Kazakhstan JSC 2 .950 05/06/31 2,460,938
4,200,000 Discover Bank 2 .450 09/12/24 3,980,936
5,400,000 Discover Bank 3 .450 07/27/26 4,985,164
2,275,000 Discover Bank 2 .700 02/06/30 1,844,180
1,675,000 g Grupo Aval Ltd 4 .375 02/04/30 1,295,696
2,160,000 g Hana Bank 3 .500 N/A‡ 1,828,637
4,535,000 HSBC Holdings plc 1 .645 04/18/26 4,141,584
625,000 HSBC Holdings plc 3 .900 05/25/26 593,047
11,915,000 HSBC Holdings plc 4 .292 09/12/26 11,409,152
14,500,000 HSBC Holdings plc 2 .251 11/22/27 12,858,285
1,850,000 HSBC Holdings plc 2 .013 09/22/28 1,584,782
6,800,000 HSBC Holdings plc 7 .390 11/03/28 7,237,467
3,850,000 HSBC Holdings plc 3 .973 05/22/30 3,473,466
2,430,000 HSBC Holdings plc 2 .848 06/04/31 2,041,277
590,000 HSBC Holdings plc 6 .800 06/01/38 612,230
360,000 Huntington Bancshares, Inc 4 .000 05/15/25 339,763
2,875,000 g ICICI Bank Ltd 3 .800 12/14/27 2,701,349
8,225,000 g ING Groep NV 1 .400 07/01/26 7,499,375
400,000 ING Groep NV 3 .950 03/29/27 382,266
3,000,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 2,602,306
8,150,000 JPMorgan Chase & Co 2 .301 10/15/25 7,793,295
2,500,000 JPMorgan Chase & Co 3 .200 06/15/26 2,395,660
3,525,000 JPMorgan Chase & Co 4 .323 04/26/28 3,438,525
10,905,000 JPMorgan Chase & Co 3 .702 05/06/30 10,137,137
22,460,000 JPMorgan Chase & Co 1 .953 02/04/32 18,069,086
15,900,000 JPMorgan Chase & Co 2 .963 01/25/33 13,595,302
12,000,000 e JPMorgan Chase & Co 4 .912 07/25/33 11,927,337
3,275,000 JPMorgan Chase & Co 2 .525 11/19/41 2,260,446
14,550,000 JPMorgan Chase & Co 3 .157 04/22/42 11,055,758
700,000 JPMorgan Chase & Co 4 .260 02/22/48 608,466
7,380,000 JPMorgan Chase & Co 3 .650 N/A‡ 6,457,500
6,535,000 JPMorgan Chase & Co 5 .000 N/A‡ 6,274,254
13,200,000 JPMorgan Chase & Co 6 .100 N/A‡ 12,894,750
8,100,000 Lloyds Banking Group plc 6 .750 N/A‡ 7,333,715
6,800,000 Lloyds Banking Group plc 7 .500 N/A‡ 6,309,176
7,150,000 M&T Bank Corp 3 .500 N/A‡ 5,033,556
7,200,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 6,783,277
2,070,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 1,898,363
3,000,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,545,500
2,900,000 NatWest Group plc 5 .516 09/30/28 2,873,443
8,000,000 g NBK SPC Ltd 1 .625 09/15/27 7,110,000
3,000,000 g NBK Tier  Financing Ltd 3 .625 N/A‡ 2,557,932
5,470,000 g Nordea Bank Abp 6 .625 N/A‡ 5,126,539
4,720,000 PNC Bank NA 2 .700 10/22/29 4,053,978
1,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 1,468,391
4,105,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 3,255,347
6,000,000 e PNC Financial Services Group, Inc 6 .200 N/A‡ 5,645,100
2,500,000 i PNC Financial Services Group, Inc LIBOR 3 M + 3.678% 3 .804 N/A‡ 2,466,586
4,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 4,212,267
5,100,000 Toronto-Dominion Bank 4 .285 09/13/24 5,041,073
1,300,000 Toronto-Dominion Bank 3 .625 09/15/31 1,224,009

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 5,000,000 Truist Bank 3 .689% 08/02/24 $ 4,958,266
1,960,000 Truist Bank 2 .250 03/11/30 1,610,297
1,960,000 Truist Financial Corp 1 .200 08/05/25 1,762,043
7,000,000 Truist Financial Corp 4 .950 N/A‡ 6,469,971
4,500,000 Truist Financial Corp 5 .100 N/A‡ 3,939,996
1,500,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,406,940
3,000,000 g Turkiye Vakiflar Bankasi TAO 6 .500 01/08/26 2,804,136
1,550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 1,385,729
3,500,000 g UBS Group AG. 3 .179 02/11/43 2,490,647
3,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 2,737,920
1,400,000 g United Overseas Bank Ltd 3 .750 04/15/29 1,372,663
3,700,000 g United Overseas Bank Ltd 2 .000 10/14/31 3,276,867
1,600,000 Wells Fargo & Co 3 .750 01/24/24 1,580,646
3,425,000 Wells Fargo & Co 3 .550 09/29/25 3,293,254
9,300,000 Wells Fargo & Co 3 .526 03/24/28 8,774,457
10,475,000 Wells Fargo & Co 2 .393 06/02/28 9,432,307
9,500,000 Wells Fargo & Co 5 .875 N/A‡ 9,333,750
8,000,000 Wells Fargo & Co 5 .900 N/A‡ 7,584,400
10,575,000 Wells Fargo & Co 3 .900 N/A‡ 9,334,658
3,020,000 Westpac Banking Corp 2 .668 11/15/35 2,352,237
TOTAL BANKS 722,976,676
CAPITAL GOODS - 1 .1%
4,500,000 g AerCap Global Aviation 6 .500 06/15/45 4,253,220
1,354,000 Air Lease Corp 3 .000 02/01/30 1,158,229
3,140,000 Air Lease Corp 3 .125 12/01/30 2,663,934
2,430,000 g Airbus SE 3 .150 04/10/27 2,318,471
650,000 g BAE Systems plc 1 .900 02/15/31 529,529
17,400,000 Boeing Co 2 .196 02/04/26 16,144,379
1,350,000 Boeing Co 3 .250 02/01/28 1,257,943
6,900,000 Boeing Co 2 .950 02/01/30 6,089,337
3,700,000 Boeing Co 3 .625 02/01/31 3,390,348
1,825,000 Boeing Co 3 .250 02/01/35 1,490,037
3,600,000 Boeing Co 5 .705 05/01/40 3,641,786
7,000,000 Boeing Co 5 .805 05/01/50 7,046,669
1,160,000 g Chart Industries, Inc 7 .500 01/01/30 1,198,535
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,694,730
500,000 Ingersoll-Rand Global Holding Co Ltd 3 .750 08/21/28 482,938
3,750,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 3,551,043
7,145,000 John Deere Capital Corp 2 .000 06/17/31 5,964,888
1,100,000 L3Harris Technologies, Inc 3 .850 06/15/23 1,095,674
850,000 Lockheed Martin Corp 1 .850 06/15/30 721,354
5,775,000 Northrop Grumman Corp 3 .250 01/15/28 5,487,198
248,000 Raytheon Technologies Corp 3 .650 08/16/23 245,924
10,675,000 Raytheon Technologies Corp 4 .125 11/16/28 10,521,457
5,600,000 Raytheon Technologies Corp 5 .150 02/27/33 5,827,934
5,000,000 Raytheon Technologies Corp 4 .500 06/01/42 4,738,914
325,000 g Rolls-Royce plc 5 .750 10/15/27 323,765
670,000 g Sealed Air Corp 6 .125 02/01/28 677,474
3,000,000 g TSMC Global Ltd 0 .750 09/28/25 2,731,726
2,000,000 g TSMC Global Ltd 1 .000 09/28/27 1,721,750
3,000,000 g TSMC Global Ltd 1 .750 04/23/28 2,635,645
1,325,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 1,253,781
425,000 g WESCO Distribution, Inc 7 .250 06/15/28 436,390
TOTAL CAPITAL GOODS 102,295,002
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
1,655,000 g ADT Corp 4 .875 07/15/32 1,460,190
1,000,000 AECOM 5 .125 03/15/27 990,570
1,395,000 g Albion Financing 1 SARL 6 .125 10/15/26 1,241,608

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 5,000,000 g Allied Universal Holdco LLC 6 .625% 07/15/26 $ 4,805,025
325,000 g ASGN, Inc 4 .625 05/15/28 303,261
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 844,099
370,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 333,893
745,000 g Garda World Security Corp 7 .750 02/15/28 734,274
150,000 g GFL Environmental, Inc 4 .250 06/01/25 146,359
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 961,000
125,000 g GFL Environmental, Inc 5 .125 12/15/26 122,221
3,150,000 g GFL Environmental, Inc 3 .500 09/01/28 2,850,750
2,125,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 2,109,063
1,300,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 1,165,125
2,655,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 2,482,425
2,225,000 Republic Services, Inc 2 .900 07/01/26 2,123,308
420,000 g Ritchie Bros Auctioneers, Inc 6 .750 03/15/28 432,529
645,000 e,g Ritchie Bros Auctioneers, Inc 7 .750 03/15/31 675,973
420,000 Verisk Analytics, Inc 3 .625 05/15/50 307,414
1,235,000 Waste Management, Inc 1 .500 03/15/31 985,095
1,500,000 Waste Management, Inc 2 .500 11/15/50 974,135
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 26,048,317
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .4%
2,670,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 2,389,650
755,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 661,384
3,275,000 AutoZone, Inc 1 .650 01/15/31 2,607,716
2,200,000 Genuine Parts Co 2 .750 02/01/32 1,827,199
550,000 g Group 1 Automotive, Inc 4 .000 08/15/28 484,165
645,000 e,g Hanesbrands, Inc 9 .000 02/15/31 660,319
4,500,000 †,g,q JSM Global Sarl 4 .750 10/20/30 919,125
925,000 g L Brands, Inc 6 .625 10/01/30 901,764
800,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 669,280
850,000 g Lithia Motors, Inc 4 .625 12/15/27 790,698
4,900,000 g Magic Mergeco, Inc 5 .250 05/01/28 4,083,880
437,000 g Myriad International Holdings BV 4 .850 07/06/27 419,463
4,215,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,103,795
2,175,000 O'Reilly Automotive, Inc 3 .600 09/01/27 2,099,634
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 2,019,457
9,530,000 O'Reilly Automotive, Inc 1 .750 03/15/31 7,664,185
1,425,000 g Prosus NV 4 .193 01/19/32 1,210,627
1,675,000 g Prosus NV 4 .987 01/19/52 1,250,691
4,950,000 g Staples, Inc 7 .500 04/15/26 4,336,843
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 39,099,875
CONSUMER DURABLES & APPAREL - 0 .2%
5,000,000 Lennar Corp 5 .000 06/15/27 4,975,464
5,000,000 Lennar Corp 4 .750 11/29/27 4,947,301
219,000 Newell Brands, Inc 4 .875 06/01/25 213,494
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,185,880
5,000,000 PulteGroup, Inc 5 .000 01/15/27 4,958,540
TOTAL CONSUMER DURABLES & APPAREL 16,280,679
CONSUMER SERVICES - 0 .6%
16,500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 16,194,964
5,000,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 4,979,126
8,910,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 8,707,854
2,000,000 g CDI Escrow Issuer, Inc 5 .750 04/01/30 1,931,680
1,100,000 g Cedar Fair LP 5 .500 05/01/25 1,099,307
2,300,000 g ENA Master Trust 4 .000 05/19/48 1,726,599
125,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 125,000
2,200,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,856,250
8,800,000 Hyatt Hotels Corp 1 .300 10/01/23 8,614,553

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 400,000 g International Game Technology plc 4 .125% 04/15/26 $ 386,100
540,000 g International Game Technology plc 6 .250 01/15/27 546,075
425,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 361,781
3,550,000 e McDonald's Corp 4 .600 09/09/32 3,592,216
2,335,000 Sands China Ltd 2 .800 03/08/27 1,999,539
1,400,000 Sands China Ltd 5 .900 08/08/28 1,329,092
3,000,000 e,g Transnet SOC Ltd 8 .250 02/06/28 2,984,670
1,175,000 g Wynn Macau Ltd 5 .625 08/26/28 999,361
TOTAL CONSUMER SERVICES 57,434,167
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .3%
3,505,000 g Albertsons Cos, Inc 6 .500 02/15/28 3,513,762
3,975,000 Costco Wholesale Corp 1 .600 04/20/30 3,374,466
1,950,000 Diageo Capital plc 2 .000 04/29/30 1,661,371
3,000,000 Kroger Co 3 .875 10/15/46 2,379,116
730,000 SYSCO Corp 3 .750 10/01/25 710,562
3,700,000 SYSCO Corp 3 .150 12/14/51 2,585,478
3,775,000 e Target Corp 4 .400 01/15/33 3,753,094
3,600,000 Walmart, Inc 1 .050 09/17/26 3,245,270
294,000 Walmart, Inc 2 .375 09/24/29 263,360
5,155,000 Walmart, Inc 1 .800 09/22/31 4,359,725
3,900,000 Walmart, Inc 2 .500 09/22/41 2,948,952
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 28,795,156
ENERGY - 3 .4%
2,500,000 g Antero Midstream Partners LP 5 .750 01/15/28 2,400,000
1,670,000 Apache Corp 5 .100 09/01/40 1,415,325
1,875,000 g Archrock Partners LP 6 .250 04/01/28 1,800,000
2,770,000 Canadian Natural Resources Ltd 2 .950 07/15/30 2,405,499
875,000 Cenovus Energy, Inc 2 .650 01/15/32 722,089
3,980,000 Cenovus Energy, Inc 5 .400 06/15/47 3,700,137
300,000 Chevron USA, Inc 3 .900 11/15/24 298,851
2,000,000 g Cosan Ltd 5 .500 09/20/29 1,809,520
3,750,000 Diamondback Energy, Inc 3 .125 03/24/31 3,251,775
2,625,000 Diamondback Energy, Inc 4 .250 03/15/52 2,059,509
1,790,000 g DT Midstream, Inc 4 .125 06/15/29 1,569,297
1,490,000 g DT Midstream, Inc 4 .375 06/15/31 1,298,073
2,500,000 Ecopetrol S.A. 5 .375 06/26/26 2,387,500
1,050,000 Ecopetrol S.A. 6 .875 04/29/30 967,880
2,275,000 e Ecopetrol S.A. 4 .625 11/02/31 1,750,541
2,675,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 2,208,351
6,875,000 Enbridge, Inc 5 .700 03/08/33 7,150,989
1,960,000 Enbridge, Inc 2 .500 08/01/33 1,579,422
10,350,000 Enbridge, Inc 5 .750 07/15/80 9,208,322
2,424,000 g Energean Israel Finance Ltd 4 .875 03/30/26 2,245,719
8,600,000 Energy Transfer LP 5 .750 02/15/33 8,807,948
2,440,000 Energy Transfer Operating LP 2 .900 05/15/25 2,325,301
2,675,000 Energy Transfer Operating LP 4 .750 01/15/26 2,641,777
1,670,000 Energy Transfer Operating LP 5 .500 06/01/27 1,687,913
8,000,000 Energy Transfer Operating LP 5 .250 04/15/29 7,969,133
1,235,000 Energy Transfer Operating LP 3 .750 05/15/30 1,139,671
4,100,000 Energy Transfer Operating LP 6 .250 04/15/49 4,061,982
4,625,000 Energy Transfer Operating LP 5 .000 05/15/50 3,947,568
500,000 g EnLink Midstream LLC 5 .625 01/15/28 490,000
745,000 e,g EnLink Midstream LLC 6 .500 09/01/30 753,351
1,250,000 Enterprise Products Operating LLC 3 .700 02/15/26 1,220,511
3,707,000 Enterprise Products Operating LLC 3 .125 07/31/29 3,396,033
900,000 Enterprise Products Operating LLC 2 .800 01/31/30 798,134
1,425,000 Enterprise Products Operating LLC 4 .250 02/15/48 1,214,248
2,300,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,951,416

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 7,350,000 Enterprise Products Operating LLC 3 .700% 01/31/51 $ 5,681,390
4,575,000 Enterprise Products Operating LLC 3 .200 02/15/52 3,254,055
6,575,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,756,441
276,000 g EQM Midstream Partners LP 6 .000 07/01/25 272,851
1,900,000 g EQM Midstream Partners LP 4 .500 01/15/29 1,615,000
850,000 g EQT Corp 3 .125 05/15/26 786,208
2,956,704 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,545,585
2,750,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,257,408
1,100,000 Genesis Energy LP 6 .500 10/01/25 1,065,513
1,450,000 g Hilcorp Energy I LP 5 .750 02/01/29 1,334,791
1,450,000 g Hilcorp Energy I LP 6 .000 02/01/31 1,335,071
475,000 g Holly Energy Partners LP 6 .375 04/15/27 469,716
1,200,000 g KazMunayGas National Co JSC 5 .375 04/24/30 1,072,340
3,500,000 g KazMunayGas National Co JSC 3 .500 04/14/33 2,620,730
3,700,000 Kinder Morgan Energy Partners LP 5 .800 03/15/35 3,765,435
1,250,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 1,157,719
1,325,000 g Kosmos Energy Ltd 7 .750 05/01/27 1,112,682
1,525,000 g Leviathan Bond Ltd 6 .125 06/30/25 1,485,820
5,000,000 Marathon Petroleum Corp 4 .700 05/01/25 4,989,992
13,040,000 Marathon Petroleum Corp 3 .800 04/01/28 12,430,076
1,000,000 Marathon Petroleum Corp 4 .750 09/15/44 861,581
2,750,000 Marathon Petroleum Corp 5 .000 09/15/54 2,365,077
5,000,000 g MEG Energy Corp 5 .875 02/01/29 4,816,175
4,475,000 MPLX LP 1 .750 03/01/26 4,083,941
16,235,000 MPLX LP 2 .650 08/15/30 13,767,617
2,935,000 MPLX LP 4 .700 04/15/48 2,464,375
642,000 Murphy Oil Corp 5 .875 12/01/27 625,265
1,200,000 †,q NAK Naftogaz Ukraine via Kondor Finance plc 7 .375 07/19/24 324,000
7,735,000 g Northern Natural Gas Co 3 .400 10/16/51 5,552,414
325,000 Occidental Petroleum Corp 5 .500 12/01/25 324,633
475,000 Occidental Petroleum Corp 5 .550 03/15/26 478,563
5,000,000 Occidental Petroleum Corp 3 .500 08/15/29 4,525,000
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 2,102,770
1,450,000 g Oleoducto Central S.A. 4 .000 07/14/27 1,240,070
1,025,000 ONEOK, Inc 4 .000 07/13/27 978,945
6,030,000 ONEOK, Inc 4 .550 07/15/28 5,833,256
7,750,000 ONEOK, Inc 4 .350 03/15/29 7,328,153
3,920,000 ONEOK, Inc 3 .400 09/01/29 3,493,292
7,750,000 ONEOK, Inc 4 .500 03/15/50 6,002,929
2,000,000 g Parkland Corp 4 .500 10/01/29 1,777,080
1,260,000 g Parkland Corp 4 .625 05/01/30 1,120,140
6,200,000 g Pertamina Persero PT 1 .400 02/09/26 5,665,276
850,000 g Pertamina Persero PT 3 .650 07/30/29 795,638
1,667,000 Petrobras Global Finance BV 5 .999 01/27/28 1,641,131
1,200,000 Petrobras Global Finance BV 6 .900 03/19/49 1,078,754
767,000 g Petroleos del Peru S.A. 4 .750 06/19/32 570,265
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 2,066,315
6,244,000 Petroleos Mexicanos 6 .700 02/16/32 4,970,301
3,000,000 Petroleos Mexicanos 7 .690 01/23/50 2,117,065
2,950,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 2,667,206
15,790,000 Phillips 66 2 .150 12/15/30 13,030,171
2,400,000 Phillips 66 3 .300 03/15/52 1,696,494
860,000 g Phillips 66 Co 3 .150 12/15/29 776,014
775,000 g Phillips 66 Co 4 .680 02/15/45 688,280
3,000,000 g Qatar Petroleum 2 .250 07/12/31 2,549,328
654,000 Regency Energy Partners LP 4 .500 11/01/23 648,328
1,150,000 g S.A. Global Sukuk Ltd 0 .946 06/17/24 1,095,704
8,670,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 8,847,821
6,125,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 5,884,297
6,365,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 6,139,829

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,825,000 g Santos Finance Ltd 3 .649% 04/29/31 $ 1,524,225
3,175,000 g Saudi Arabian Oil Co 2 .250 11/24/30 2,677,662
1,365,000 Shell International Finance BV 3 .125 11/07/49 1,018,050
1,975,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,882,182
450,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 400,016
1,150,000 Sunoco LP 4 .500 05/15/29 1,055,493
2,525,000 Targa Resources Corp 4 .200 02/01/33 2,271,722
300,000 Targa Resources Partners LP 6 .500 07/15/27 305,869
4,000,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 3,210,524
1,450,000 Total Capital International S.A. 2 .986 06/29/41 1,134,726
5,550,000 Total Capital International S.A. 3 .127 05/29/50 4,114,374
7,835,000 TransCanada Trust 5 .500 09/15/79 6,535,816
1,110,000 g Transocean, Inc 8 .750 02/15/30 1,132,200
887,000 g Tullow Oil plc 10 .250 05/15/26 683,877
1,260,000 USA Compression Partners LP 6 .875 04/01/26 1,224,653
500,000 USA Compression Partners LP 6 .875 09/01/27 477,790
7,050,000 Williams Cos, Inc 2 .600 03/15/31 5,929,034
5,550,000 Williams Cos, Inc 5 .650 03/15/33 5,731,597
850,000 Williams Partners LP 3 .750 06/15/27 815,562
TOTAL ENERGY 321,761,473
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .0%
6,850,000 Agree LP 2 .000 06/15/28 5,804,788
5,450,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 5,229,401
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 433,694
675,000 e Alexandria Real Estate Equities, Inc 3 .950 01/15/28 638,990
2,775,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 2,699,168
1,900,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 1,423,310
2,700,000 American Tower Corp 2 .950 01/15/25 2,599,327
600,000 American Tower Corp 3 .375 10/15/26 568,479
1,200,000 American Tower Corp 3 .600 01/15/28 1,125,853
5,370,000 American Tower Corp 1 .500 01/31/28 4,569,296
5,800,000 American Tower Corp 3 .800 08/15/29 5,390,203
6,950,000 American Tower Corp 2 .900 01/15/30 6,044,183
1,375,000 American Tower Corp 2 .100 06/15/30 1,123,408
890,000 American Tower Corp 1 .875 10/15/30 705,874
1,125,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,037,435
2,225,000 Brixmor Operating Partnership LP 3 .850 02/01/25 2,134,549
8,206,000 Brixmor Operating Partnership LP 2 .250 04/01/28 7,036,318
2,000,000 Camden Property Trust 4 .250 01/15/24 1,973,361
400,000 Crown Castle International Corp 3 .650 09/01/27 379,443
7,625,000 Crown Castle International Corp 2 .250 01/15/31 6,319,419
3,130,000 Crown Castle International Corp 2 .100 04/01/31 2,557,605
2,900,000 CubeSmart LP 2 .250 12/15/28 2,489,477
1,474,000 CubeSmart LP 2 .000 02/15/31 1,157,146
1,525,000 e Digital Realty Trust LP 3 .600 07/01/29 1,369,168
7,735,000 Essential Properties LP 2 .950 07/15/31 5,677,902
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,930,583
3,200,000 Essex Portfolio LP 3 .000 01/15/30 2,784,529
1,225,000 Federal Realty Investment Trust 1 .250 02/15/26 1,117,635
1,675,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,615,988
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,726,095
1,660,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,325,649
925,000 Healthcare Realty Holdings LP 2 .050 03/15/31 701,339
4,125,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 3,837,175
6,765,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 5,862,060
7,500,000 Highwoods Realty LP 3 .875 03/01/27 6,792,001
1,025,000 Highwoods Realty LP 4 .125 03/15/28 907,979
1,350,000 Highwoods Realty LP 4 .200 04/15/29 1,114,866
8,010,000 Highwoods Realty LP 3 .050 02/15/30 6,315,453

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 2,085,000 Highwoods Realty LP 2 .600% 02/01/31 $ 1,401,956
835,000 Hudson Pacific Properties LP 3 .950 11/01/27 572,899
2,275,000 Life Storage LP 2 .400 10/15/31 1,833,695
1,200,000 Mid-America Apartments LP 4 .300 10/15/23 1,196,534
1,200,000 Mid-America Apartments LP 3 .750 06/15/24 1,178,923
1,050,000 Mid-America Apartments LP 4 .000 11/15/25 1,022,620
7,350,000 Mid-America Apartments LP 2 .750 03/15/30 6,431,263
6,200,000 Mid-America Apartments LP 1 .700 02/15/31 4,912,636
1,700,000 Mid-America Apartments LP 2 .875 09/15/51 1,094,431
625,000 National Retail Properties, Inc 4 .000 11/15/25 606,630
1,850,000 National Retail Properties, Inc 3 .600 12/15/26 1,750,931
1,075,000 ProLogis LP 2 .875 11/15/29 958,557
1,100,000 Regency Centers LP 3 .900 11/01/25 1,054,998
950,000 Regency Centers LP 3 .600 02/01/27 909,196
5,885,000 Regency Centers LP 2 .950 09/15/29 5,093,955
4,425,000 Retail Properties of America, Inc 4 .750 09/15/30 3,998,640
17,050,000 g SBA Tower Trust 2 .836 01/15/25 16,151,030
8,398,000 g SBA Tower Trust 1 .884 01/15/26 7,586,977
7,500,000 g SBA Tower Trust 1 .631 11/15/26 6,568,145
646,000 SITE Centers Corp 3 .625 02/01/25 611,200
2,000,000 SITE Centers Corp 4 .250 02/01/26 1,907,887
2,833,000 SITE Centers Corp 4 .700 06/01/27 2,674,634
475,000 Weingarten Realty Investors 4 .450 01/15/24 467,686
1,025,000 Weingarten Realty Investors 3 .850 06/01/25 980,083
700,000 Weingarten Realty Investors 3 .250 08/15/26 656,493
1,075,000 Weyerhaeuser Co 4 .000 03/09/52 868,973
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 183,010,121
FINANCIAL SERVICES - 3 .1%
4,900,000 AerCap Ireland Capital DAC 3 .500 01/15/25 4,677,443
9,050,000 AerCap Ireland Capital DAC 1 .750 01/30/26 8,103,487
5,000,000 AerCap Ireland Capital DAC 3 .875 01/23/28 4,611,978
10,075,000 AerCap Ireland Capital DAC 3 .000 10/29/28 8,795,699
2,050,000 AerCap Ireland Capital DAC 3 .300 01/30/32 1,698,277
1,250,000 AerCap Ireland Capital DAC 3 .850 10/29/41 955,987
1,250,000 American Express Co 3 .700 08/03/23 1,242,465
2,000,000 American Express Co 2 .550 03/04/27 1,846,199
3,000,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,481,047
2,500,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 2,222,660
5,705,000 Bank of New York Mellon Corp 4 .700 N/A‡ 5,398,465
455,000 g BBVA Bancomer S.A. 5 .350 11/12/29 426,859
3,350,000 g BBVA Bancomer S.A. 5 .125 01/18/33 2,865,958
2,490,000 Capital One Financial Corp 3 .750 03/09/27 2,265,122
5,490,000 e Capital One Financial Corp 3 .950 N/A‡ 4,110,637
10,800,000 Charles Schwab Corp 5 .375 N/A‡ 10,233,000
600,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 528,249
8,325,000 g Credit Suisse Group AG. 2 .193 06/05/26 7,410,939
4,950,000 g Credit Suisse Group AG. 1 .305 02/02/27 4,177,800
4,600,000 g Credit Suisse Group AG. 6 .442 08/11/28 4,562,280
3,950,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 3,870,989
1,650,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 1,517,950
4,050,000 Deutsche Bank AG. 5 .371 09/09/27 3,969,040
3,750,000 Deutsche Bank AG. 2 .311 11/16/27 3,177,877
5,000,000 Ford Motor Credit Co LLC 3 .664 09/08/24 4,797,422
7,075,000 Ford Motor Credit Co LLC 6 .950 03/06/26 7,181,125
7,920,000 Ford Motor Credit Co LLC 7 .350 03/06/30 8,137,800
1,400,000 Ford Motor Credit Co LLC 4 .000 11/13/30 1,189,618
2,000,000 Ford Motor Credit Co LLC 3 .625 06/17/31 1,648,060
4,390,000 General Motors Financial Co, Inc 2 .750 06/20/25 4,156,493
1,400,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,422,861

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 10,900,000 General Motors Financial Co, Inc 5 .000% 04/09/27 $ 10,771,017
9,850,000 General Motors Financial Co, Inc 2 .700 06/10/31 7,890,843
3,450,000 General Motors Financial Co, Inc 5 .700 N/A‡ 2,969,242
2,000,000 e General Motors Financial Co, Inc 5 .750 N/A‡ 1,618,470
11,270,000 Goldman Sachs Group, Inc 3 .625 02/20/24 11,101,610
5,277,000 Goldman Sachs Group, Inc 3 .500 04/01/25 5,123,983
5,875,000 Goldman Sachs Group, Inc 1 .093 12/09/26 5,261,382
5,600,000 Goldman Sachs Group, Inc 4 .482 08/23/28 5,477,090
7,410,000 Goldman Sachs Group, Inc 1 .992 01/27/32 5,919,286
7,300,000 Goldman Sachs Group, Inc 2 .615 04/22/32 6,080,826
360,000 Goldman Sachs Group, Inc 6 .750 10/01/37 389,268
1,900,000 Goldman Sachs Group, Inc 4 .017 10/31/38 1,642,272
4,875,000 Goldman Sachs Group, Inc 3 .210 04/22/42 3,669,888
725,000 Goldman Sachs Group, Inc 3 .436 02/24/43 558,716
500,000 Icahn Enterprises LP 4 .750 09/15/24 487,705
925,000 Icahn Enterprises LP 5 .250 05/15/27 867,937
3,800,000 Icahn Enterprises LP 4 .375 02/01/29 3,268,000
1,100,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 961,816
7,400,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 6,134,322
8,000,000 ING GROEP NV 6 .500 N/A‡ 7,208,914
475,000 Legg Mason, Inc 3 .950 07/15/24 467,039
3,425,000 g LPL Holdings, Inc 4 .000 03/15/29 3,082,500
2,500,000 g Minejesa Capital BV 5 .625 08/10/37 1,952,983
1,040,000 Morgan Stanley 4 .000 07/23/25 1,017,993
4,444,000 Morgan Stanley 2 .188 04/28/26 4,169,621
11,950,000 Morgan Stanley 3 .125 07/27/26 11,317,087
2,720,000 Morgan Stanley 0 .985 12/10/26 2,424,183
685,000 Morgan Stanley 3 .950 04/23/27 662,238
9,875,000 Morgan Stanley 1 .512 07/20/27 8,775,653
1,905,000 Morgan Stanley 1 .794 02/13/32 1,495,540
75,000 Morgan Stanley 1 .928 04/28/32 59,003
13,525,000 Morgan Stanley 2 .239 07/21/32 10,851,901
5,000,000 Navient Corp 5 .000 03/15/27 4,404,476
2,000,000 Northern Trust Corp 4 .600 N/A‡ 1,822,084
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,128,807
5,000,000 OneMain Finance Corp 4 .000 09/15/30 3,750,000
2,975,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,620,165
1,625,000 g REC Ltd 4 .750 05/19/23 1,623,323
2,000,000 g Rocket Mortgage LLC 4 .000 10/15/33 1,587,700
2,070,000 g Societe Generale S.A. 1 .375 07/08/25 1,888,339
3,500,000 g Societe Generale S.A. 4 .027 01/21/43 2,335,368
550,000 Springleaf Finance Corp 5 .375 11/15/29 462,696
550,000 State Street Corp 3 .300 12/16/24 532,814
6,500,000 g UBS Group AG 7 .000 N/A‡ 6,166,615
3,400,000 Visa, Inc 2 .700 04/15/40 2,700,139
650,000 Voya Financial, Inc 5 .700 07/15/43 641,881
TOTAL FINANCIAL SERVICES 285,026,521
FOOD, BEVERAGE & TOBACCO - 1 .1%
3,100,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,479,318
10,260,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 10,477,696
1,260,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,149,649
6,250,000 BAT Capital Corp 2 .259 03/25/28 5,358,429
6,075,000 BAT Capital Corp 4 .906 04/02/30 5,866,147
12,520,000 BAT Capital Corp 2 .726 03/25/31 10,148,893
7,200,000 BAT International Finance plc 4 .448 03/16/28 6,843,642
1,775,000 g BRF S.A. 4 .875 01/24/30 1,463,254
2,000,000 g BRF S.A. 5 .750 09/21/50 1,332,523
3,250,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,754,375
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,700,802

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 3,000,000 g Coca-Cola Icecek AS. 4 .500% 01/20/29 $ 2,684,788
750,000 Constellation Brands, Inc 4 .400 11/15/25 739,830
2,775,000 Constellation Brands, Inc 3 .700 12/06/26 2,682,764
1,150,000 Constellation Brands, Inc 3 .150 08/01/29 1,051,415
4,540,000 Constellation Brands, Inc 2 .875 05/01/30 3,982,068
13,700,000 Constellation Brands, Inc 2 .250 08/01/31 11,255,215
2,750,000 Diageo Capital plc 2 .125 10/24/24 2,643,364
2,320,000 Diageo Capital plc 1 .375 09/29/25 2,143,114
4,075,000 Diageo Capital plc 2 .375 10/24/29 3,580,502
1,875,000 g Embotelladora Andina S.A. 3 .950 01/21/50 1,430,709
2,000,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,764,825
1,500,000 g NBM US Holdings, Inc 6 .625 08/06/29 1,388,670
5,500,000 g Primo Water Holdings, Inc 4 .375 04/30/29 4,799,249
3,250,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 3,093,809
6,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 5,487,444
TOTAL FOOD, BEVERAGE & TOBACCO 98,302,494
HEALTH CARE EQUIPMENT & SERVICES - 1 .5%
1,200,000 Abbott Laboratories 5 .300 05/27/40 1,289,160
980,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 694,575
9,160,000 Anthem, Inc 2 .250 05/15/30 7,864,573
2,100,000 Boston Scientific Corp 2 .650 06/01/30 1,855,467
1,640,000 Centene Corp 2 .450 07/15/28 1,426,800
8,310,000 Centene Corp 3 .000 10/15/30 6,997,693
6,250,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 4,902,813
2,550,000 Cigna Corp 3 .200 03/15/40 1,997,437
495,000 CVS Health Corp 3 .875 07/20/25 486,125
8,250,000 CVS Health Corp 3 .750 04/01/30 7,717,829
27,225,000 CVS Health Corp 1 .750 08/21/30 22,132,456
9,180,000 CVS Health Corp 1 .875 02/28/31 7,435,114
2,250,000 CVS Health Corp 4 .780 03/25/38 2,144,881
3,635,000 CVS Health Corp 2 .700 08/21/40 2,599,623
10,250,000 CVS Health Corp 5 .050 03/25/48 9,588,938
1,900,000 CVS Health Corp 4 .250 04/01/50 1,587,610
2,625,000 Elevance Health, Inc 5 .125 02/15/53 2,614,746
1,000,000 HCA, Inc 5 .375 02/01/25 1,000,418
2,815,000 HCA, Inc 5 .625 09/01/28 2,847,702
5,000,000 HCA, Inc 3 .500 09/01/30 4,453,450
3,475,000 g HCA, Inc 3 .625 03/15/32 3,063,318
1,900,000 HCA, Inc 5 .500 06/15/47 1,783,510
4,600,000 g HCA, Inc 4 .625 03/15/52 3,819,343
3,500,000 g Hologic, Inc 3 .250 02/15/29 3,113,836
1,875,000 Humana, Inc 3 .950 03/15/27 1,814,811
10,100,000 Humana, Inc 2 .150 02/03/32 8,187,642
1,700,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 1,351,585
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,272,050
225,000 Tenet Healthcare Corp 4 .625 06/15/28 207,531
5,400,000 e Tenet Healthcare Corp 6 .125 10/01/28 5,175,468
2,500,000 Tenet Healthcare Corp 4 .250 06/01/29 2,261,775
3,200,000 Tenet Healthcare Corp 4 .375 01/15/30 2,872,000
1,525,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,440,026
3,700,000 UnitedHealth Group, Inc 2 .000 05/15/30 3,162,865
6,185,000 UnitedHealth Group, Inc 2 .300 05/15/31 5,299,192
1,375,000 UnitedHealth Group, Inc 3 .750 10/15/47 1,153,930
TOTAL HEALTH CARE EQUIPMENT & SERVICES 138,616,292
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
1,425,000 Church & Dwight Co, Inc 2 .300 12/15/31 1,195,716

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 3,100,000 Church & Dwight Co, Inc 5 .000% 06/15/52 $ 3,076,723
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,272,439
INSURANCE - 1 .3%
2,550,000 g Acrisure LLC 4 .250 02/15/29 2,173,875
285,000 Aetna, Inc 6 .625 06/15/36 316,017
131,000 Aflac, Inc 6 .450 08/15/40 139,528
3,000,000 g AIA Group Ltd 3 .600 04/09/29 2,821,464
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 738,944
4,360,000 g Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,310,950
325,000 g AmWINS Group, Inc 4 .875 06/30/29 287,625
11,160,000 Aon Corp 2 .800 05/15/30 9,861,911
1,450,000 Aon Corp 5 .350 02/28/33 1,501,919
2,790,000 Aon plc 3 .500 06/14/24 2,738,124
4,500,000 AXIS Specialty Finance LLC 4 .900 01/15/40 3,630,822
825,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 741,909
9,950,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 7,018,057
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,254,295
1,100,000 CNA Financial Corp 3 .950 05/15/24 1,082,466
925,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 855,505
870,000 g Equitable Financial Life Global Funding 1 .800 03/08/28 732,816
2,300,000 g Five Corners Funding Trust 4 .419 11/15/23 2,285,441
8,225,000 g Five Corners Funding Trust II 2 .850 05/15/30 7,064,822
2,500,000 g Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,217,245
15,431,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 13,582,380
350,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 295,479
1,400,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 941,260
1,450,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 1,098,250
2,900,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 2,758,138
2,850,000 MetLife, Inc 3 .600 04/10/24 2,803,548
600,000 MetLife, Inc 3 .000 03/01/25 580,373
525,000 MetLife, Inc 3 .600 11/13/25 513,635
1,025,000 MetLife, Inc 5 .000 07/15/52 958,932
5,870,000 MetLife, Inc 3 .850 N/A‡ 5,171,783
10,175,000 PartnerRe Finance B LLC 4 .500 10/01/50 8,445,250
3,500,000 Principal Financial Group, Inc 2 .125 06/15/30 2,919,897
3,700,000 g Protective Life Global Funding 0 .781 07/05/24 3,504,905
4,000,000 Prudential Financial, Inc 5 .200 03/15/44 3,800,000
2,000,000 Prudential Financial, Inc 3 .905 12/07/47 1,582,490
5,500,000 Prudential Financial, Inc 5 .125 03/01/52 4,846,001
2,220,000 Reinsurance Group of America, Inc 3 .900 05/15/29 2,092,818
11,300,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 10,593,750
365,000 Willis North America, Inc 3 .600 05/15/24 359,584
TOTAL INSURANCE 118,622,208
MATERIALS - 1 .4%
4,375,000 Albemarle Corp 4 .650 06/01/27 4,302,840
1,625,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,462,625
7,535,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 6,268,287
1,425,000 g Anglo American Capital plc 3 .875 03/16/29 1,310,506
2,300,000 g Anglo American Capital plc 2 .625 09/10/30 1,913,670
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,044,966
5,000,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 4,373,614
1,778,000 g Antofagasta plc 2 .375 10/14/30 1,416,943
1,600,000 e,g Antofagasta plc 5 .625 05/13/32 1,591,040
3,225,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 2,775,313
3,570,000 Ball Corp 6 .875 03/15/28 3,694,950
1,850,000 Ball Corp 2 .875 08/15/30 1,540,967
370,000 Bemis Co, Inc 3 .100 09/15/26 348,715
2,725,000 Bemis Co, Inc 2 .630 06/19/30 2,285,980

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 10,105,000 Berry Global, Inc 1 .570% 01/15/26 $ 9,173,421
6,100,000 Berry Global, Inc 1 .650 01/15/27 5,340,326
1,140,000 g CANPACK S.A. 3 .125 11/01/25 1,036,009
1,500,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 1,379,952
1,325,000 g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 1,203,940
1,325,000 g Cemex SAB de C.V. 5 .450 11/19/29 1,247,425
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,323,984
2,725,000 e,g Constellium SE 3 .750 04/15/29 2,360,422
3,000,000 g Corp Nacional del Cobre de Chile 3 .000 09/30/29 2,681,202
2,000,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,792,723
265,000 DowDuPont, Inc 4 .493 11/15/25 264,593
1,140,000 DowDuPont, Inc 4 .725 11/15/28 1,150,504
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,790,671
800,000 g Freeport Indonesia PT 4 .763 04/14/27 778,331
1,860,000 g Freeport Indonesia PT 5 .315 04/14/32 1,731,829
1,500,000 g Fresnillo plc 4 .250 10/02/50 1,128,750
1,975,000 g GCC SAB de C.V. 3 .614 04/20/32 1,657,068
1,250,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,262,909
187,000 International Paper Co 4 .350 08/15/48 162,184
3,000,000 g Inversiones CMPC S.A. 4 .375 04/04/27 2,849,004
4,900,000 g Inversiones CMPC S.A. 3 .000 04/06/31 4,060,875
675,000 g James Hardie International Finance DAC 5 .000 01/15/28 632,731
1,785,000 g Mauser Packaging Solutions Holding Co 7 .875 08/15/26 1,785,000
710,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 665,458
2,000,000 g Mineral Resources Ltd 8 .000 11/01/27 2,056,940
1,600,000 Mosaic Co 4 .875 11/15/41 1,436,664
3,390,000 Newmont Corp 2 .600 07/15/32 2,837,381
2,900,000 g Nova Chemicals Corp 4 .875 06/01/24 2,861,053
6,350,000 Nutrien Ltd 2 .950 05/13/30 5,589,719
1,920,000 g OCI NV 4 .625 10/15/25 1,822,308
1,600,000 g OCP S.A. 3 .750 06/23/31 1,306,299
2,000,000 Olin Corp 5 .125 09/15/27 1,918,174
2,000,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,781,307
480,000 Packaging Corp of America 3 .650 09/15/24 472,165
375,000 g PolyOne Corp 5 .750 05/15/25 371,076
1,750,000 e Sasol Financing USA LLC 4 .375 09/18/26 1,581,754
2,000,000 g Sociedad Quimica y Minera de Chile S.A. 4 .250 05/07/29 1,900,487
2,500,000 e,g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,748,965
2,400,000 Suzano Austria GmbH 3 .750 01/15/31 2,088,618
5,000,000 e Suzano Austria GmbH 3 .125 01/15/32 4,091,336
4,070,000 g Tronox, Inc 4 .625 03/15/29 3,408,218
3,675,000 g UltraTech Cement Ltd 2 .800 02/16/31 2,948,232
815,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 651,230
2,400,000 WRKCo, Inc 4 .900 03/15/29 2,360,084
3,950,000 WRKCo, Inc 3 .000 06/15/33 3,237,792
TOTAL MATERIALS 132,259,529
MEDIA & ENTERTAINMENT - 1 .9%
2,675,000 Activision Blizzard, Inc 3 .400 09/15/26 2,590,151
1,850,000 Activision Blizzard, Inc 1 .350 09/15/30 1,498,561
4,776,336 g Alfa Desarrollo S.p.A 4 .550 09/27/51 3,502,439
3,315,000 g Arches Buyer, Inc 4 .250 06/01/28 2,770,511
2,030,000 e Baidu, Inc 1 .625 02/23/27 1,798,399
3,100,000 g BOC Aviation USA Corp 1 .625 04/29/24 2,974,296
1,575,000 g Cable Onda S.A. 4 .500 01/30/30 1,302,682
4,900,000 g CCO Holdings LLC 5 .125 05/01/27 4,630,500
2,500,000 g CCO Holdings LLC 4 .500 08/15/30 2,112,500
5,000,000 g CCO Holdings LLC 4 .250 02/01/31 4,088,300
6,300,000 e Charter Communications Operating LLC 4 .400 04/01/33 5,590,692
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,378,257

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,400,000 Charter Communications Operating LLC 5 .125% 07/01/49 $ 1,899,752
15,750,000 Charter Communications Operating LLC 4 .800 03/01/50 12,004,544
9,680,000 Charter Communications Operating LLC 3 .700 04/01/51 6,194,981
3,700,000 Comcast Corp 4 .150 10/15/28 3,660,134
15,975,000 Comcast Corp 1 .500 02/15/31 12,827,643
4,525,000 Comcast Corp 3 .200 07/15/36 3,812,198
1,000,000 Comcast Corp 3 .900 03/01/38 895,091
21,258,000 Comcast Corp 2 .887 11/01/51 14,512,814
10,186,000 Comcast Corp 2 .937 11/01/56 6,780,348
4,100,000 g CSC Holdings LLC 5 .500 04/15/27 3,452,610
5,000,000 g CSC Holdings LLC 3 .375 02/15/31 3,458,250
1,225,000 g CT Trust 5 .125 02/03/32 1,024,810
985,000 g DIRECTV Holdings LLC 5 .875 08/15/27 892,115
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,135,134
2,375,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,137,396
5,500,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 4,273,340
2,985,000 Grupo Televisa SAB 6 .625 01/15/40 3,080,039
3,300,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 3,128,704
5,300,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 4,813,427
650,000 Lamar Media Corp 3 .750 02/15/28 599,755
2,000,000 Lamar Media Corp 4 .875 01/15/29 1,882,100
1,000,000 Lamar Media Corp 4 .000 02/15/30 885,700
1,675,000 Lamar Media Corp 3 .625 01/15/31 1,440,500
1,275,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,074,538
1,500,000 g Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,409,624
15,000,000 g Magallanes, Inc 3 .755 03/15/27 14,125,925
800,000 g Magallanes, Inc 4 .054 03/15/29 744,107
11,175,000 g Magallanes, Inc 5 .050 03/15/42 9,347,155
2,175,000 g Magallanes, Inc 5 .141 03/15/52 1,762,258
1,000,000 g Medco Laurel Tree Pte Ltd 6 .950 11/12/28 884,988
2,645,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,367,275
825,000 g News Corp 3 .875 05/15/29 733,219
1,375,000 S&P Global, Inc 4 .250 05/01/29 1,353,634
2,725,000 g Sirius XM Radio, Inc 4 .000 07/15/28 2,340,612
1,575,000 g Sirius XM Radio, Inc 4 .125 07/01/30 1,287,563
250,000 Time Warner Cable LLC 5 .875 11/15/40 226,583
1,275,000 g Univision Communications, Inc 4 .500 05/01/29 1,071,000
2,000,000 g UPC Broadband Finco BV 4 .875 07/15/31 1,729,460
1,770,000 ViacomCBS, Inc 4 .375 03/15/43 1,257,774
3,900,000 g,i Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8 .184 01/05/27 3,895,320
110,000 Walt Disney Co 7 .625 11/30/28 125,795
85,000 Walt Disney Co 6 .550 03/15/33 98,198
2,325,000 Weibo Corp 3 .375 07/08/30 1,891,734
TOTAL MEDIA & ENTERTAINMENT 178,755,435
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
1,550,000 AbbVie, Inc 2 .850 05/14/23 1,545,427
12,900,000 AbbVie, Inc 3 .800 03/15/25 12,689,589
16,975,000 AbbVie, Inc 4 .050 11/21/39 15,162,646
13,775,000 Amgen, Inc 5 .250 03/02/33 14,152,422
10,400,000 Amgen, Inc 5 .650 03/02/53 10,823,291
2,325,000 AstraZeneca Finance LLC 1 .200 05/28/26 2,117,269
1,050,000 AstraZeneca Finance LLC 2 .250 05/28/31 903,365
12,000,000 AstraZeneca plc 1 .375 08/06/30 9,782,222
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,421,250
2,040,000 g Avantor Funding, Inc 3 .875 11/01/29 1,825,800
3,150,000 Bristol-Myers Squibb Co 2 .350 11/13/40 2,269,623
3,050,000 Bristol-Myers Squibb Co 3 .550 03/15/42 2,594,028
1,065,000 Danaher Corp 2 .800 12/10/51 742,832

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,950,000 Eli Lilly & Co 4 .875% 02/27/53 $ 2,016,313
635,000 Gilead Sciences, Inc 4 .000 09/01/36 587,259
1,250,000 Johnson & Johnson 3 .400 01/15/38 1,122,997
2,250,000 Merck & Co, Inc 2 .750 12/10/51 1,592,591
4,075,000 Mylan, Inc 4 .550 04/15/28 3,908,745
2,500,000 g Organon Finance   LLC 4 .125 04/30/28 2,285,275
5,650,000 g Organon Finance   LLC 5 .125 04/30/31 5,015,180
11,155,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 9,419,213
291,000 Teva Pharmaceutical Finance Netherlands III BV 2 .800 07/21/23 287,458
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 3,167,500
695,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 648,732
2,940,000 Viatris, Inc 1 .650 06/22/25 2,695,969
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 108,776,996
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,113,000
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,082,347
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,195,347
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
3,920,000 g Broadcom, Inc 3 .419 04/15/33 3,279,901
1,718,000 g Broadcom, Inc 3 .187 11/15/36 1,301,931
15,542,000 g Broadcom, Inc 4 .926 05/15/37 14,133,659
260,000 Intel Corp 3 .150 05/11/27 248,955
1,150,000 Intel Corp 3 .734 12/08/47 912,652
4,735,000 NVIDIA Corp 2 .000 06/15/31 3,983,733
1,650,000 g NXP BV 2 .700 05/01/25 1,566,005
2,650,000 NXP BV 3 .875 06/18/26 2,559,177
1,975,000 NXP BV 4 .400 06/01/27 1,951,130
1,200,000 NXP BV 3 .400 05/01/30 1,079,031
2,575,000 NXP BV 3 .125 02/15/42 1,826,118
4,300,000 g SK Hynix, Inc 1 .500 01/19/26 3,821,066
1,100,000 Texas Instruments, Inc 2 .625 05/15/24 1,074,731
1,100,000 Texas Instruments, Inc 4 .150 05/15/48 1,022,943
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 38,761,032
SOFTWARE & SERVICES - 0 .8%
11,405,000 Adobe, Inc 2 .300 02/01/30 10,129,221
265,000 g CA Magnum Holdings 5 .375 10/31/26 232,062
5,330,000 Fiserv, Inc 3 .500 07/01/29 4,947,231
900,000 g Gartner, Inc 3 .750 10/01/30 807,858
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,219,079
19,000,000 Microsoft Corp 2 .400 08/08/26 18,082,630
1,911,000 Microsoft Corp 2 .525 06/01/50 1,352,189
2,270,000 g NortonLifeLock, Inc 6 .750 09/30/27 2,281,804
455,000 g Open Text Corp 6 .900 12/01/27 469,378
2,830,000 g Open Text Corp 3 .875 12/01/29 2,382,221
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 471,823
10,600,000 Oracle Corp 4 .900 02/06/33 10,382,350
5,425,000 Oracle Corp 5 .550 02/06/53 5,164,824
3,100,000 Roper Technologies, Inc 1 .400 09/15/27 2,687,863
13,155,000 Roper Technologies, Inc 2 .000 06/30/30 10,835,899
5,800,000 salesforce.com, Inc 2 .700 07/15/41 4,357,109
580,000 Visa, Inc 3 .150 12/14/25 563,295
TOTAL SOFTWARE & SERVICES 76,366,836
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .7%
3,000,000 g Ahead DB Holdings LLC 6 .625 05/01/28 2,484,426
3,450,000 Amphenol Corp 2 .800 02/15/30 3,094,683
8,575,000 Apple, Inc 2 .450 08/04/26 8,161,830

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 19,975,000 Apple, Inc 2 .050% 09/11/26 $ 18,680,048
5,370,000 Apple, Inc 1 .650 02/08/31 4,493,296
1,100,000 Apple, Inc 4 .650 02/23/46 1,107,703
1,590,000 Apple, Inc 2 .650 02/08/51 1,114,199
1,865,000 Corning, Inc 4 .375 11/15/57 1,577,420
4,415,000 Dell International LLC 5 .300 10/01/29 4,448,297
11,625,000 g Imola Merger Corp 4 .750 05/15/29 10,399,609
6,000,000 e,g Lenovo Group Ltd 3 .421 11/02/30 5,028,327
975,000 g Sensata Technologies BV 4 .000 04/15/29 880,888
525,000 Tyco Electronics Group S.A. 3 .700 02/15/26 514,861
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 61,985,587
TELECOMMUNICATION SERVICES - 2 .3%
3,075,000 g America Movil SAB de C.V. 5 .375 04/04/32 2,748,281
12,477,000 AT&T, Inc 2 .550 12/01/33 10,035,876
2,300,000 AT&T, Inc 4 .500 05/15/35 2,154,549
9,850,000 AT&T, Inc 3 .500 06/01/41 7,773,518
38,800,000 AT&T, Inc 3 .550 09/15/55 27,850,976
12,174,000 AT&T, Inc 3 .800 12/01/57 9,038,100
2,000,000 g Bharti Airtel Ltd 4 .375 06/10/25 1,966,614
2,750,000 g Bharti Airtel Ltd 3 .250 06/03/31 2,375,222
2,500,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,234,183
3,850,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 3,055,938
1,925,000 g Iliad Holding SASU 6 .500 10/15/26 1,834,563
1,675,000 e,g Millicom International Cellular S.A. 4 .500 04/27/31 1,345,276
2,500,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 2,489,842
500,000 Orange S.A. 5 .375 01/13/42 513,540
4,700,000 Telefonica Emisiones SAU 4 .103 03/08/27 4,547,284
5,000,000 Telefonica Emisiones SAU 5 .213 03/08/47 4,374,462
2,990,000 Telefonica Emisiones SAU 4 .895 03/06/48 2,488,165
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,392,200
800,000 T-Mobile USA, Inc 2 .250 02/15/26 744,049
23,850,000 T-Mobile USA, Inc 2 .625 02/15/29 21,012,104
19,910,000 T-Mobile USA, Inc 3 .875 04/15/30 18,681,825
1,275,000 T-Mobile USA, Inc 3 .000 02/15/41 945,173
4,545,000 T-Mobile USA, Inc 3 .300 02/15/51 3,231,744
1,375,000 Verizon Communications, Inc 1 .680 10/30/30 1,109,860
13,630,000 Verizon Communications, Inc 1 .750 01/20/31 10,993,835
36,400,000 Verizon Communications, Inc 2 .550 03/21/31 31,008,838
2,568,000 Verizon Communications, Inc 2 .355 03/15/32 2,106,783
22,600,000 Verizon Communications, Inc 2 .650 11/20/40 16,136,481
4,915,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 4,213,236
7,735,000 Vodafone Group plc 4 .375 02/19/43 6,566,662
5,800,000 Vodafone Group plc 4 .250 09/17/50 4,725,237
TOTAL TELECOMMUNICATION SERVICES 210,694,416
TRANSPORTATION - 0 .5%
1,000,000 g Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 795,000
800,000 g Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 634,000
2,300,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,480,391
2,750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 2,001,703
6,375,000 Canadian Pacific Railway Co 2 .050 03/05/30 5,416,447
2,950,000 Canadian Pacific Railway Co 3 .100 12/02/51 2,109,518
1,000,000 CSX Corp 2 .600 11/01/26 939,985
625,000 CSX Corp 3 .250 06/01/27 596,603
700,000 CSX Corp 3 .800 03/01/28 680,990
9,715,000 CSX Corp 4 .250 03/15/29 9,594,320
1,500,000 g DP World Ltd 5 .625 09/25/48 1,449,678
1,950,000 g Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,213,597
5,000,000 g Mexico City Airport Trust 5 .500 07/31/47 3,850,725

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 3,260,000 g Misc Capital Two Labuan Ltd 3 .750% 04/06/27 $ 3,081,923
3,000,000 Southwest Airlines Co 5 .125 06/15/27 2,991,398
5,200,000 Union Pacific Corp 2 .891 04/06/36 4,292,209
1,175,000 Union Pacific Corp 3 .839 03/20/60 951,269
TOTAL TRANSPORTATION 42,079,756
UTILITIES - 3 .0%
1,525,000 g Access Bank plc 6 .125 09/21/26 1,213,122
1,668,875 g Adani Transmission Ltd 4 .250 05/21/36 1,158,772
1,000,000 AEP Transmission Co LLC 3 .100 12/01/26 950,693
1,000,000 AEP Transmission Co LLC 4 .000 12/01/46 854,420
1,740,000 AEP Transmission Co LLC 3 .750 12/01/47 1,430,627
3,080,000 AEP Transmission Co LLC 2 .750 08/15/51 2,047,629
2,925,000 AEP Transmission Co LLC 5 .400 03/15/53 3,046,727
1,450,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,156,137
725,000 Alabama Power Co 4 .150 08/15/44 622,249
3,000,000 Alabama Power Co 3 .450 10/01/49 2,249,239
10,350,000 Alabama Power Co 3 .125 07/15/51 7,335,329
3,250,000 Ameren Corp 1 .750 03/15/28 2,824,860
1,925,000 Ameren Illinois Co 5 .900 12/01/52 2,150,385
1,650,000 American Water Capital Corp 3 .000 12/01/26 1,550,172
3,075,000 American Water Capital Corp 2 .800 05/01/30 2,737,090
10,000,000 American Water Capital Corp 2 .300 06/01/31 8,442,083
1,400,000 American Water Capital Corp 4 .000 12/01/46 1,153,897
1,425,000 American Water Capital Corp 3 .750 09/01/47 1,147,545
675,000 American Water Capital Corp 3 .450 05/01/50 513,344
760,000 American Water Capital Corp 3 .250 06/01/51 554,796
1,075,000 AmeriGas Partners LP 5 .875 08/20/26 1,028,420
2,990,000 Atmos Energy Corp 1 .500 01/15/31 2,386,706
375,000 Atmos Energy Corp 4 .125 10/15/44 325,471
2,050,000 Baltimore Gas & Electric Co 3 .750 08/15/47 1,629,846
4,535,000 g Becle SAB de C.V. 2 .500 10/14/31 3,682,254
4,950,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 4,699,185
7,137,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,721,046
1,075,000 Black Hills Corp 4 .250 11/30/23 1,067,162
850,000 Black Hills Corp 3 .150 01/15/27 797,516
760,000 Black Hills Corp 3 .875 10/15/49 572,568
1,200,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 1,061,816
660,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 670,294
1,125,000 CMS Energy Corp 3 .600 11/15/25 1,075,673
2,125,000 g Colbun S.A. 3 .150 01/19/32 1,761,094
3,000,000 g Comision Federal de Electricidad 3 .348 02/09/31 2,370,332
395,000 Commonwealth Edison Co 5 .900 03/15/36 425,714
9,470,000 Commonwealth Edison Co 3 .000 03/01/50 6,678,049
2,750,000 Commonwealth Edison Co 2 .750 09/01/51 1,823,876
1,425,000 Consumers Energy Co 2 .650 08/15/52 938,851
8,000,000 Consumers Energy Co 4 .200 09/01/52 7,030,614
6,300,000 Dominion Energy, Inc 3 .300 04/15/41 4,855,321
12,000,000 Dominion Energy, Inc 4 .350 N/A‡ 9,927,021
1,500,000 DTE Electric Co 3 .650 03/01/52 1,192,554
1,875,000 DTE Electric Co 5 .400 04/01/53 1,964,383
14,570,000 Duke Energy Corp 3 .300 06/15/41 10,974,458
3,125,000 Duke Energy Corp 3 .750 09/01/46 2,427,486
3,310,000 Duke Energy Progress LLC 2 .500 08/15/50 2,073,231
2,100,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 2,023,113
2,390,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,829,756
3,900,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 2,341,712
3,500,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 2,943,859
1,000,000 Entergy Arkansas LLC 2 .650 06/15/51 647,055
3,700,000 Entergy Corp 0 .900 09/15/25 3,331,309

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,600,000 g Equate Petrochemical BV 2 .625% 04/28/28 $ 2,291,258
900,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 872,066
2,525,000 Eversource Energy 1 .650 08/15/30 2,031,940
3,000,000 Eversource Energy 3 .450 01/15/50 2,271,251
1,225,000 Exelon Corp 4 .050 04/15/30 1,168,689
3,025,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 2,832,156
3,225,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 2,757,375
2,700,000 Florida Power & Light Co 3 .990 03/01/49 2,340,594
UGX 8,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 1,822,707
1,150,000 Indiana Michigan Power Co 3 .750 07/01/47 899,419
2,865,000 Indiana Michigan Power Co 3 .250 05/01/51 2,025,730
6,000,000 g Israel Electric Corp Ltd 4 .250 08/14/28 5,641,688
2,000,000 g Kallpa Generacion SA 4 .125 08/16/27 1,856,120
2,600,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,320,566
4,175,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 4,168,347
7,275,000 MidAmerican Energy Co 3 .650 04/15/29 6,938,892
2,175,000 MidAmerican Energy Co 3 .650 08/01/48 1,760,175
1,650,000 Nevada Power Co 2 .400 05/01/30 1,426,589
4,320,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 3,651,611
15,720,000 NiSource, Inc 1 .700 02/15/31 12,443,457
2,845,000 g NRG Energy, Inc 2 .450 12/02/27 2,434,042
1,250,000 NRG Energy, Inc 5 .750 01/15/28 1,225,856
1,905,000 g NRG Energy, Inc 7 .000 03/15/33 1,973,428
2,000,000 NSTAR Electric Co 3 .200 05/15/27 1,896,364
850,000 NSTAR Electric Co 3 .950 04/01/30 822,999
2,175,000 Ohio Power Co 4 .150 04/01/48 1,869,562
2,175,000 Ohio Power Co 4 .000 06/01/49 1,815,237
150,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 179,561
2,940,000 PacifiCorp 2 .700 09/15/30 2,598,363
2,915,000 PacifiCorp 2 .900 06/15/52 1,999,009
350,000 g Pattern Energy Operations LP 4 .500 08/15/28 320,195
1,375,000 PECO Energy Co 3 .000 09/15/49 981,340
1,000,000 PECO Energy Co 2 .800 06/15/50 678,455
1,400,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 1,267,711
2,500,000 g Perusahaan Listrik Negara PT 3 .375 02/05/30 2,168,904
135,000 Potomac Electric Power Co 7 .900 12/15/38 170,561
2,050,000 g Promigas S.A. ESP 3 .750 10/16/29 1,616,661
8,425,000 Public Service Co of Colorado 1 .875 06/15/31 6,881,816
5,440,000 Public Service Co of Colorado 3 .200 03/01/50 4,024,259
3,925,000 Public Service Electric & Gas Co 3 .150 01/01/50 2,928,764
2,825,000 Public Service Electric and Gas Co 4 .900 12/15/32 2,890,040
3,000,000 g Rumo Luxembourg Sarl 5 .250 01/10/28 2,760,000
3,215,000 g Saka Energi Indonesia PT 4 .450 05/05/24 3,064,276
4,000,000 Sempra Energy 4 .875 N/A‡ 3,746,255
1,750,000 Southern Co 4 .400 07/01/46 1,525,124
2,075,000 Southern Co Gas Capital Corp 3 .875 11/15/25 2,018,486
1,250,000 Southern Co Gas Capital Corp 4 .400 06/01/43 1,053,161
1,175,000 Southern Co Gas Capital Corp 3 .950 10/01/46 910,284
4,900,000 Southwestern Public Service Co 3 .400 08/15/46 3,638,956
550,000 g Superior Plus LP 4 .500 03/15/29 491,077
1,700,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,518,923
4,000,000 g TerraForm Power Operating LLC 4 .750 01/15/30 3,586,742
1,569,573 g UEP Penonome II S.A. 6 .500 10/01/38 1,177,629
2,650,000 Union Electric Co 5 .450 03/15/53 2,770,049
1,025,000 Virginia Electric & Power Co 2 .950 11/15/26 963,813
1,050,000 Virginia Electric & Power Co 3 .500 03/15/27 1,008,166
6,000,000 Virginia Electric & Power Co 3 .800 04/01/28 5,812,588
1,000,000 Wisconsin Power & Light Co 4 .100 10/15/44 812,772
5,000,000 Wisconsin Power and Light Co 4 .950 04/01/33 5,030,990

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 470,000 Xcel Energy, Inc 4 .800% 09/15/41 $ 432,169
TOTAL UTILITIES 280,002,078
TOTAL CORPORATE BONDS 3,324,876,810
(Cost $3,789,811,326)
GOVERNMENT BONDS - 43 .4%
AGENCY SECURITIES - 0 .1%
2,879,000 Canal Barge Co, Inc 4 .500 11/12/34 2,830,892
4,750,000 Overseas Private Investment Corp (OPIC) 3 .520 09/20/32 4,575,291
TOTAL AGENCY SECURITIES 7,406,183
FOREIGN GOVERNMENT BONDS - 2 .0%
1,500,000 g Abu Dhabi Government International Bond 2 .500 09/30/29 1,365,768
975,000 e,g African Export-Import Bank 2 .634 05/17/26 871,049
3,125,000 g Angolan Government International Bond 8 .750 04/14/32 2,635,000
INR 140,000,000 Asian Development Bank 6 .200 10/06/26 1,666,389
4,465,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 3,653,539
EUR 2,100,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,685,313
628,900 g Barbados Government International Bond 6 .500 10/01/29 584,069
750,000 g Bermuda Government International Bond 4 .750 02/15/29 744,691
3,000,000 g BNG Bank NV 3 .000 09/20/23 2,972,531
1,037,500 g Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 1,020,910
2,000,000 Brazilian Government International Bond 4 .750 01/14/50 1,475,654
5,950,000 e Chile Government International Bond 2 .550 01/27/32 5,079,174
990,000 Chile Government International Bond 3 .100 05/07/41 742,082
CNY 16,600,000 China Government Bond 2 .880 11/05/23 2,425,556
CNY 5,000,000 China Government Bond 3 .270 11/19/30 753,764
CNY 3,300,000 China Government Bond 3 .810 09/14/50 527,511
4,275,000 Colombia Government International Bond 3 .250 04/22/32 3,177,934
1,300,000 Colombia Government International Bond 5 .000 06/15/45 907,032
3,460,000 g Costa Rica Government International Bond 5 .625 04/30/43 3,014,361
1,750,000 g Development Bank of Japan, Inc 0 .500 03/04/24 1,679,789
DOP 90,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 1,606,849
1,295,000 g Dominican Republic Government International Bond 5 .500 02/22/29 1,218,049
DOP 120,000,000 g Dominican Republic Government International Bond 12 .000 03/05/32 2,257,564
2,250,000 g Dominican Republic Government International Bond 4 .875 09/23/32 1,907,737
3,725,000 g Dominican Republic Government International Bond 6 .500 02/15/48 3,149,671
990,000 g Dominican Republic International Bond 5 .300 01/21/41 770,449
143,196 g Ecuador Government International Bond 0 .000 07/31/30 42,803
857,325 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 398,520
956,102 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 317,689
1,150,000 g Egypt Government International Bond 7 .600 03/01/29 800,078
EUR 3,000,000 g Egypt Government International Bond 5 .625 04/16/30 1,940,316
1,500,000 g Egypt Government International Bond 7 .053 01/15/32 933,750
1,050,000 g Egypt Government International Bond 8 .500 01/31/47 608,019
1,875,000 g Egypt Government International Bond 8 .875 05/29/50 1,100,963
450,000 g El Salvador Government International Bond 6 .375 01/18/27 249,778
1,200,000 g El Salvador Government International Bond 7 .625 02/01/41 557,811
1,070,000 g El Salvador Government International Bond 7 .125 01/20/50 485,844
395,000 European Investment Bank 4 .875 02/15/36 437,999
4,400,000 g Export-Import Bank of India 3 .875 02/01/28 4,155,383
1,900,000 g Export-Import Bank of India 2 .250 01/13/31 1,530,105
2,200,000 Export-Import Bank of Korea 0 .750 09/21/25 2,005,570
3,200,000 Export-Import Bank of Korea 1 .250 09/21/30 2,569,736
950,000 †,g Ghana Government International Bond 8 .125 03/26/32 327,845
1,500,000 †,g Ghana Government International Bond 8 .627 06/16/49 495,000
1,700,000 g Guatemala Government Bond 3 .700 10/07/33 1,417,638
EUR 1,750,000 g Hellenic Republic Government International Bond 1 .875 07/23/26 1,807,418
1,350,000 g Honduras Government International Bond 6 .250 01/19/27 1,201,053

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,875,000 †,g Hong Kong Government International Bond 4 .625% 01/11/33 $ 3,042,354
710,000 g Hungary Government International Bond 6 .125 05/22/28 726,472
875,000 g Hungary Government International Bond 5 .250 06/16/29 850,350
575,000 g Hungary Government International Bond 2 .125 09/22/31 440,816
500,000 Indonesia Government International Bond 3 .550 03/31/32 459,397
IDR 28,000,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,907,686
IDR 25,500,000,000 Indonesia Treasury Bond 7 .500 08/15/32 1,791,617
1,456,250 g Iraq Government International Bond 5 .800 01/15/28 1,355,344
EUR 125,000 g Ivory Coast Government International Bond 4 .875 01/30/32 103,070
770,000 g Ivory Coast Government International Bond 6 .125 06/15/33 665,235
1,044,654 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 972,606
710,000 Jamaica Government International Bond 6 .750 04/28/28 744,555
3,050,000 e Jamaica Government International Bond 7 .875 07/28/45 3,569,357
1,500,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 1,473,099
1,750,000 g Jordan Government International Bond 4 .950 07/07/25 1,672,370
2,060,000 g Jordan Government International Bond 5 .850 07/07/30 1,830,928
1,375,000 g Kenya Government International Bond 7 .000 05/22/27 1,160,968
1,000,000 g Kenya Government International Bond 8 .000 05/22/32 808,800
1,490,000 g Kenya Government International Bond 6 .300 01/23/34 1,045,920
2,000,000 g Kommunalbanken AS. 1 .125 06/14/30 1,653,428
3,175,000 g Korea Electric Power Corp 1 .125 06/15/25 2,932,156
3,000,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,697,473
MYR 7,600,000 Malaysia Government Bond 3 .828 07/05/34 1,679,510
MXN 27,200,000 Mexican Bonos 5 .750 03/05/26 1,361,223
MXN 24,500,000 Mexican Bonos 8 .500 11/18/38 1,297,643
825,000 Mexico Government International Bond 5 .400 02/09/28 849,256
900,000 e Mexico Government International Bond 3 .250 04/16/30 805,741
3,424,000 Mexico Government International Bond 6 .050 01/11/40 3,479,473
4,000,000 Mexico Government International Bond 4 .280 08/14/41 3,268,560
2,025,000 Mexico Government International Bond 4 .750 03/08/44 1,717,179
1,710,000 g Mongolia Government International Bond 4 .450 07/07/31 1,269,247
1,130,000 g Morocco Government International Bond 5 .950 03/08/28 1,154,555
1,760,000 g Morocco Government International Bond 3 .000 12/15/32 1,415,304
2,825,000 g Morocco Government International Bond 5 .500 12/11/42 2,445,967
525,000 g Morocco Government International Bond 4 .000 12/15/50 356,449
2,500,000 g Namibia Government International Bond 5 .250 10/29/25 2,370,325
1,000,000 g Nigeria Government International Bond 8 .375 03/24/29 822,500
345,000 g Nigeria Government International Bond 7 .875 02/16/32 259,094
400,000 g Oman Government International Bond 6 .750 10/28/27 417,586
2,090,000 g Oman Government International Bond 6 .000 08/01/29 2,098,381
1,500,000 g Oman Government International Bond 6 .250 01/25/31 1,524,915
3,125,000 †,g OPEC Fund for International Development 4 .500 01/26/26 3,123,450
970,000 g Pakistan Government International Bond 6 .875 12/05/27 344,350
2,645,000 Panama Bonos del Tesoro 3 .362 06/30/31 2,195,350
3,225,000 Panama Notas del Tesoro 3 .750 04/17/26 3,045,206
475,000 g Paraguay Government International Bond 4 .700 03/27/27 466,121
1,275,000 g Paraguay Government International Bond 5 .400 03/30/50 1,097,743
1,435,000 g Perusahaan Penerbit SBSN Indonesia III 2 .550 06/09/31 1,239,011
1,200,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,197,226
1,315,000 Peruvian Government International Bond 3 .000 01/15/34 1,071,746
1,320,000 Philippine Government International Bond 4 .200 03/29/47 1,137,121
620,000 Province of Quebec Canada 7 .500 09/15/29 738,345
475,000 g Republic of Azerbaijan Government International Bond 5 .125 09/01/29 453,625
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,766,250
2,200,000 g Republic of Paraguay 6 .100 08/11/44 2,128,608
2,098,000 Republic of Poland Government International Bond 5 .500 04/04/53 2,123,176
ZAR 22,300,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 1,037,174
ZAR 23,400,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 1,015,404

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,895,000 Republic of South Africa Government International
Bond
5 .375% 07/24/44 $ 2,151,302
UZS 7,990,000,000 g Republic of Uzbekistan International Bond 14 .500 11/25/23 695,481
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,111,756
UZS 7,600,000,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 650,598
410,000 g Republic of Uzbekistan International Bond 5 .375 02/20/29 374,986
2,000,000 g Romanian Government International Bond 3 .000 02/14/31 1,642,368
1,425,000 g Romanian Government International Bond 4 .000 02/14/51 992,513
3,825,000 g Rwanda International Government Bond 5 .500 08/09/31 2,740,689
2,900,000 g Saudi Government International Bond 4 .500 04/17/30 2,892,750
2,810,000 g Saudi Government International Bond 3 .750 01/21/55 2,158,091
1,225,000 g Serbia International Bond 2 .125 12/01/30 926,406
560,000 g Serbia International Bond 6 .500 09/26/33 555,800
RSD 290,000,000 Serbia Treasury Bonds 5 .875 02/08/28 2,681,054
2,000,000 South Africa Government International Bond 5 .875 09/16/25 1,999,656
1,950,000 e,g Southern Gas Corridor CJSC 6 .875 03/24/26 1,983,056
1,110,000 State of Israel 3 .800 05/13/60 860,867
THB 24,600,000 Thailand Government International Bond 2 .875 12/17/28 750,056
THB 24,500,000 Thailand Government International Bond 3 .300 06/17/38 762,068
1,225,000 g Ukraine Government International Bond 9 .750 11/01/30 226,213
EUR 850,000 g Ukraine Government International Bond 4 .375 01/27/32 156,917
150,000 Uruguay Government International Bond 4 .375 01/23/31 148,957
1,200,000 †,g Zambia Government International Bond 8 .500 04/14/24 541,200
TOTAL FOREIGN GOVERNMENT BONDS 185,955,352
MORTGAGE BACKED - 21 .7%
5,725,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 1.900% 6 .460 12/25/41 5,487,704
5,000,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.500% 9 .060 01/25/42 4,768,724
3,377,600 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 6.250% 6 .349 03/25/42 3,491,691
13,155,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.100% 7 .660 03/25/42 13,049,638
25,430,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.850% 8 .410 05/25/42 25,851,484
18,430,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.650% 9 .218 06/25/42 19,152,080
12,682,111 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 12,640,820
2,020,036 i FHLMC LIBOR 1 M + 5.920% 1 .236 03/15/44 195,661
3,182,824 i FHLMC LIBOR 1 M + 9.920% 2 .425 06/15/48 3,136,158
3,414,913 i FHLMC LIBOR 1 M + 9.840% 2 .345 10/15/48 3,279,999
11,537,622 FHLMC 2 .000 09/25/50 1,344,942
22,593,177 FHLMC 2 .500 02/25/51 3,515,580
5,912,707 FHLMC 3 .000 09/01/51 5,410,175
4,513,576 FHLMC 3 .000 11/01/51 4,090,891
24,814,182 FHLMC 3 .000 11/01/51 22,629,857
3,582,710 FHLMC 3 .000 11/01/51 3,267,331
2,313,998 FHLMC 3 .000 11/01/51 2,117,337
30,805,646 FHLMC 2 .000 02/01/52 25,568,909
29,660,249 FHLMC 2 .500 02/01/52 25,739,806
26,310,817 FHLMC 2 .500 03/01/52 22,824,859
13,511,167 FHLMC 4 .000 04/01/52 12,930,494
943,121 FHLMC 3 .500 06/01/52 880,695
26,542,620 FHLMC 4 .500 06/01/52 26,004,507
25,454,183 FHLMC 4 .500 07/01/52 24,939,177
2,926,893 FHLMC 4 .000 08/25/52 2,566,334
5,174,923 FHLMC 4 .500 10/25/52 4,861,991
6,230,848 FHLMC 5 .500 11/25/52 6,531,120
217 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 217
6,367 FGLMC 8 .000 09/01/31 6,593
59,725 FGLMC 7 .000 12/01/31 61,161
34,703 FGLMC 4 .500 07/01/33 34,852
252,073 FGLMC 7 .000 12/01/33 266,564
81,832 FGLMC 4 .500 04/01/35 82,216
69,859 FGLMC 7 .000 05/01/35 72,542

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,382,097 FGLMC 5 .000% 06/01/36 $ 1,413,009
53,600 FGLMC 5 .000 07/01/39 54,803
1,217,563 FGLMC 5 .000 08/01/44 1,244,825
67,606 FGLMC 4 .500 11/01/44 67,646
106,173 FGLMC 4 .500 11/01/44 106,236
64,692 FGLMC 4 .500 12/01/44 64,660
88,636 FGLMC 4 .500 12/01/44 88,688
555,425 FGLMC 3 .500 04/01/45 526,332
11,309,765 FGLMC 3 .500 08/01/45 10,688,966
12,113,151 FGLMC 3 .500 10/01/45 11,467,379
4,097,994 FGLMC 4 .500 06/01/47 4,130,470
3,107,091 FGLMC 4 .000 09/01/47 3,029,236
3,661,350 FGLMC 3 .500 12/01/47 3,461,573
8,613,016 FGLMC 4 .500 08/01/48 8,625,348
28 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 28
77 FNMA 7 .500 01/01/29 78
643 FNMA 7 .500 03/01/31 679
761,598 FNMA 3 .500 05/01/32 741,808
2,126,866 FNMA 3 .000 10/01/32 2,033,807
501,192 FNMA 5 .000 05/01/35 511,841
391,285 FNMA 5 .000 10/01/35 399,606
203,466 FNMA 5 .000 02/01/36 207,794
26,135,703 FNMA 4 .000 11/01/37 25,730,306
277,931 FNMA 5 .500 11/01/38 288,548
161,950 FNMA 5 .500 03/01/39 167,133
3,022,514 FNMA 3 .000 10/01/39 2,825,226
1,413,050 FNMA 3 .000 05/01/40 1,313,810
320,068 FNMA 5 .000 09/01/40 326,889
192,204 FNMA 4 .000 02/01/41 188,107
370,846 FNMA 5 .000 05/01/41 378,772
22,858,174 FNMA 2 .000 03/01/42 19,648,581
5,126,378 FNMA 4 .000 09/01/42 5,004,712
650,136 FNMA 3 .500 04/01/43 620,046
568,515 FNMA 3 .500 09/01/43 543,353
2,479,284 i FNMA LIBOR 1 M + 5.950% 1 .105 09/25/43 282,298
1,769,682 FNMA 4 .500 03/01/44 1,779,737
38,098,744 FNMA 4 .000 05/01/44 37,102,368
492,428 FNMA 4 .500 06/01/44 491,651
2,175,276 FNMA 4 .500 06/01/44 2,171,843
408,101 FNMA 3 .500 07/01/44 389,351
1,228,804 FNMA 4 .500 08/01/44 1,226,860
1,749,685 FNMA 4 .500 10/01/44 1,746,924
1,223,404 FNMA 4 .500 11/01/44 1,221,473
1,134,313 FNMA 5 .000 11/01/44 1,158,470
338,390 FNMA 4 .500 12/01/44 337,852
1,140,557 FNMA 4 .000 01/01/45 1,113,581
1,362,224 FNMA 3 .500 05/01/45 1,290,203
2,765,245 FNMA 3 .500 01/01/46 2,611,541
1,185,529 FNMA 4 .000 04/01/46 1,154,473
2,045,031 FNMA 3 .500 06/01/46 1,931,395
4,463,181 FNMA 3 .500 07/01/46 4,215,146
9,454,238 FNMA 3 .500 07/01/46 9,017,824
1,507,232 FNMA 3 .000 10/01/46 1,363,952
1,316,733 FNMA 3 .500 10/01/46 1,243,556
2,183,111 FNMA 4 .500 05/01/47 2,195,508
700,669 FNMA 3 .000 11/01/47 634,057
4,686,986 FNMA 3 .500 11/01/47 4,462,132
6,466,365 FNMA 3 .500 01/01/48 6,107,002
2,498,796 FNMA 4 .500 01/01/48 2,499,653
1,017,781 FNMA 4 .500 02/01/48 1,018,130

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,716,672 FNMA 4 .500% 05/01/48 $ 1,717,261
1,244,127 FNMA 4 .500 05/01/48 1,244,554
1,853,353 FNMA 5 .000 08/01/48 1,886,729
227,605 FNMA 3 .000 06/01/49 199,761
3,252,287 FNMA 4 .500 06/01/49 3,239,878
17,317,900 FNMA 3 .000 07/01/50 15,745,196
6,852,593 FNMA 2 .000 08/25/50 962,078
19,589,262 FNMA 2 .500 11/25/50 2,844,884
9,642,982 FNMA 3 .000 12/25/50 1,489,741
6,579,330 FNMA 3 .000 02/25/51 1,192,261
74,769,543 FNMA 2 .000 04/01/51 61,984,270
6,469,274 FNMA 3 .500 08/01/51 6,064,743
4,648,044 FNMA 3 .000 09/01/51 4,218,365
10,474,724 FNMA 2 .500 11/25/51 1,367,219
4,655,031 FNMA 2 .000 01/01/52 3,893,845
31,629,039 FNMA 2 .000 02/01/52 26,252,087
27,777,662 FNMA 2 .500 02/01/52 24,097,284
1,114,482 FNMA 2 .500 02/01/52 964,991
31,850,774 FNMA 2 .500 02/01/52 27,640,766
10,864,564 FNMA 3 .500 02/01/52 10,180,770
15,188,574 FNMA 2 .000 03/01/52 12,591,990
2,442,439 FNMA 2 .000 03/01/52 2,024,890
18,642,391 FNMA 3 .000 04/01/52 16,796,932
58,491,672 FNMA 3 .000 04/01/52 52,757,933
2,060,925 FNMA 3 .500 04/01/52 1,915,139
26,762,559 FNMA 3 .500 05/01/52 24,869,593
10,238,996 FNMA 3 .500 05/01/52 9,516,034
39,643,484 FNMA 4 .000 05/01/52 37,931,419
24,974,596 FNMA 3 .500 06/01/52 23,256,663
52,319,501 FNMA 4 .000 06/01/52 50,038,359
13,203,522 FNMA 4 .500 06/01/52 12,936,385
9,740,996 FNMA 3 .500 07/01/52 9,051,944
77,571,866 FNMA 4 .000 07/01/52 74,213,623
81,849,473 FNMA 4 .000 07/01/52 78,297,582
11,793,718 FNMA 4 .500 07/01/52 11,556,375
4,627,417 FNMA 4 .500 07/01/52 4,535,756
17,370,842 FNMA 4 .500 07/01/52 17,019,464
8,137,507 FNMA 4 .500 07/25/52 7,589,985
60,457,628 FNMA 5 .000 08/01/52 60,311,234
4,636,785 FNMA 4 .500 08/25/52 4,205,137
43,477,326 FNMA 4 .000 09/01/52 41,581,604
133,005,025 FNMA 4 .500 09/01/52 130,311,144
18,209,376 FNMA 5 .000 09/01/52 18,159,196
3,526,192 FNMA 4 .000 09/25/52 3,064,426
4,186,393 FNMA 4 .000 09/25/52 3,893,392
92,188,088 FNMA 4 .000 10/01/52 88,168,497
45,441,272 FNMA 5 .000 10/01/52 45,316,048
3,374,950 FNMA 4 .500 10/25/52 3,345,651
3,850,511 FNMA 4 .500 10/25/52 3,825,767
16,611,061 FNMA 4 .500 11/01/52 16,274,296
6,145,728 FNMA 5 .500 11/25/52 6,309,057
20,642,685 FNMA 5 .500 12/01/52 20,850,245
26,476,236 FNMA 5 .500 02/01/53 26,742,452
5,895,605 Freddie Mac REMICS 3 .000 10/25/50 4,360,782
380,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 1.500% 6 .060 10/25/41 362,025
1,315,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.400% 7 .960 10/25/41 1,235,931
3,184,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 3,164,955
3,880,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 5.650% 8 .647 04/25/42 3,793,040
1,260,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 4.350% 8 .910 04/25/42 1,239,975
20,930,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.350% 7 .910 05/25/42 21,101,147

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,500,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.550% 8 .110% 08/25/42 $ 2,449,264
13,150,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.700% 8 .260 09/25/42 13,396,757
908,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 3.650% 7 .578 11/25/41 854,681
18,840,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 2.400% 6 .960 02/25/42 18,325,551
26,700,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.500% 9 .060 06/25/42 27,741,797
12,135,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.000% 8 .560 07/25/42 12,114,772
24,976 Government National Mortgage Association (GNMA) 6 .500 11/20/38 26,529
219,395 GNMA 5 .000 06/15/39 225,796
11,162,899 GNMA 2 .500 12/20/43 10,126,163
2,859,454 GNMA 3 .000 03/20/45 2,568,250
860,691 GNMA 4 .500 12/20/45 858,310
1,675,833 GNMA 4 .000 06/20/46 220,074
6,603,877 i GNMA LIBOR 1 M + 6.100% 1 .339 03/20/50 843,559
12,313,764 GNMA 3 .000 11/20/51 9,414,800
14,904,673 GNMA 3 .000 01/20/52 11,550,420
6,246,047 GNMA 2 .500 02/20/52 5,341,317
11,181,578 GNMA 2 .500 05/20/52 9,835,920
67,743,553 GNMA 3 .000 05/20/52 61,697,004
43,882,340 GNMA 3 .500 07/20/52 41,132,210
5,032,201 GNMA 4 .000 07/20/52 4,555,221
10,781,427 GNMA 4 .000 08/20/52 10,378,316
12,158,577 GNMA 4 .000 09/20/52 11,703,972
7,845,462 GNMA 4 .500 09/20/52 7,452,954
6,841,943 GNMA 4 .500 09/20/52 6,717,574
5,696,506 GNMA 4 .500 09/20/52 5,466,042
10,687,151 GNMA 5 .000 11/20/52 10,706,496
3,309,746 †,g,i GS Mortgage-Backed Securities Trust 2 .724 01/25/52 2,358,194
8,773,289 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 6,953,831
8,576,954 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 7,439,668
2,767,616 g,i GS Mortgage-Backed Securities Trust 2 .834 05/28/52 2,126,701
8,346,195 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 6,900,131
2,174,353 g,i JP Morgan Mortgage Trust 2 .882 08/25/51 1,660,769
2,464,540 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 1,895,867
13,255,232 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 10,493,410
22,788,777 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 19,181,104
14,463,536 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 11,957,581
7,122,226 g,i JP Morgan Mortgage Trust 3 .000 09/25/52 5,911,391
8,615,332 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 7,122,638
5,550,570 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 4,588,877
6,299,493 g,i JP Morgan Mortgage Trust 3 .000 12/25/52 5,208,041
4,101,018 †,g,i JP Morgan Mortgage Trust 5 .000 06/25/53 3,884,753
3,642,095 †,g,i JP Morgan Mortgage Trust 5 .500 06/25/53 3,507,081
TOTAL MORTGAGE BACKED 2,020,065,920
MUNICIPAL BONDS - 0 .3%
380,000 City & County of San Francisco CA Community Facilities
District
3 .028 09/01/23 376,912
550,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 506,829
2,500,000 County of Miami-Dade FL Aviation Revenue 3 .285 10/01/23 2,480,799
3,500,000 County of Miami-Dade FL Aviation Revenue 2 .504 10/01/24 3,382,685
3,500,000 County of Miami-Dade FL Aviation Revenue 2 .604 10/01/25 3,336,032
2,380,000 County of Miami-Dade FL Aviation Revenue 3 .505 10/01/25 2,318,431
2,500,000 County of Miami-Dade FL Aviation Revenue 2 .704 10/01/26 2,356,229
2,000,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 1,907,049
3,750,000 County of Miami-Dade FL Aviation Revenue 3 .612 10/01/26 3,643,230
4,805,000 Los Angeles County Redevelopment Refunding Authority
Redev Agency Successor Agy
3 .375 09/01/35 4,195,672
3,400,000 New Jersey Economic Development Authority 7 .425 02/15/29 3,715,167
4,075,000 New York State Dormitory Authority 4 .294 07/01/44 3,663,978
810,000 Oklahoma City Economic Development Trust 3 .440 09/01/24 798,058

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 33,000 State Public School Building Authority 5 .000% 09/15/27 $ 33,388
TOTAL MUNICIPAL BONDS 32,714,459
U.S. TREASURY SECURITIES - 19 .3%
1,900,000 United States Treasury Bond 4 .750 02/15/37 2,166,594
10,875,000 United States Treasury Bond 3 .500 02/15/39 10,743,311
16,015,000 United States Treasury Bond 3 .875 08/15/40 16,422,882
12,000,000 United States Treasury Bond 3 .125 11/15/41 10,938,750
1,380,000 United States Treasury Bond 2 .500 05/15/46 1,095,806
10,450,000 United States Treasury Bond 3 .000 05/15/47 9,094,358
1,255,000 United States Treasury Bond 2 .750 08/15/47 1,043,170
42,835,000 United States Treasury Bond 2 .750 11/15/47 35,636,712
55,445,000 United States Treasury Bond 3 .000 02/15/48 48,362,767
510,000 United States Treasury Bond 3 .125 05/15/48 455,175
45,841,000 United States Treasury Bond 3 .375 11/15/48 42,879,241
21,820,560 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 21,468,533
1,000,000 United States Treasury Note 0 .125 05/31/23 992,706
28,625,000 United States Treasury Note 0 .125 08/31/23 28,090,517
21,300,000 United States Treasury Note 2 .500 04/30/24 20,830,734
795,000 United States Treasury Note 2 .500 05/31/24 777,175
75,000,000 United States Treasury Note 4 .250 09/30/24 74,915,039
47,185,000 e United States Treasury Note 4 .625 02/28/25 47,643,948
47,685,000 United States Treasury Note 4 .000 02/15/26 47,882,446
1,300,000 United States Treasury Note 4 .625 03/15/26 1,329,656
8,150,000 United States Treasury Note 0 .875 09/30/26 7,380,844
105,270,000 United States Treasury Note 1 .250 12/31/26 96,157,566
114,460,000 United States Treasury Note 4 .000 02/29/28 116,525,646
675,000 United States Treasury Note 1 .000 07/31/28 589,992
6,300,000 United States Treasury Note 1 .375 10/31/28 5,589,527
7,290,000 United States Treasury Note 3 .250 06/30/29 7,147,332
14,800,000 United States Treasury Note 4 .000 10/31/29 15,156,703
51,525,000 United States Treasury Note 4 .000 02/28/30 52,885,582
6,775,000 United States Treasury Note 1 .250 08/15/31 5,682,796
308,708,400 United States Treasury Note 3 .500 02/15/33 309,190,757
2,850,000 United States Treasury Note 1 .875 02/15/41 2,131,488
33,830,000 United States Treasury Note 2 .000 11/15/41 25,532,400
370,024,100 United States Treasury Note 2 .375 02/15/42 297,551,409
4,115,000 United States Treasury Note 3 .250 05/15/42 3,796,248
131,364,000 United States Treasury Note 3 .875 02/15/43 132,533,961
217,477,000 United States Treasury Note 2 .250 02/15/52 162,173,277
97,924,200 United States Treasury Note 4 .000 11/15/52 103,922,057
38,000,000 United States Treasury Note 3 .625 02/15/53 37,726,875
TOTAL U.S. TREASURY SECURITIES 1,804,443,980
TOTAL GOVERNMENT BONDS 4,050,585,894
(Cost $4,248,758,282)
STRUCTURED ASSETS - 16 .9%
ASSET BACKED - 5 .9%
4,000,000 g,i AGL CLO 19 Ltd 7 .403 07/21/35 4,012,860
Series - 2022 19A (Class B1)
3,375,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 6 .442 01/17/35 3,305,198
Series - 2021 16A (Class B)
10,000,000 g,i AIMCO CLO Series LIBOR 3 M + 1.050% 5 .858 04/20/34 9,739,690
Series - 2017 AA (Class AR)
10,000,000 g,i AIMCO CLO Series LIBOR 3 M + 1.500% 6 .308 04/20/34 9,662,300
Series - 2017 AA (Class BR)
1,000,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 941,068
Series - 2020 2 (Class D)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 17,000,000 AmeriCredit Automobile Receivables Trust 1 .210% 12/18/26 $ 15,474,779
Series - 2021 1 (Class D)
2,000,000 g AMSR Trust 3 .148 01/19/39 1,852,096
Series - 2019 SFR1 (Class C)
1,865,000 g AMSR Trust 3 .247 01/19/39 1,718,330
Series - 2019 SFR1 (Class D)
7,083,675 g Apollo aviation securitization 2 .798 01/15/47 6,078,005
Series - 2021 2A (Class A)
2,722,500 g Applebee's Funding LLC 4 .194 06/05/49 2,660,403
Series - 2019 1A (Class A2I)
55,677 †,g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
1,181,200 g Avis Budget Rental Car Funding AESOP LLC 2 .020 02/20/27 1,085,150
Series - 2020 2A (Class A)
6,800,000 g Avis Budget Rental Car Funding AESOP LLC 1 .630 08/20/27 5,906,425
Series - 2021 1A (Class B)
3,100,000 g Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,664,294
Series - 2021 1A (Class C)
1,000,000 g Avis Budget Rental Car Funding AESOP LLC 1 .660 02/20/28 879,237
Series - 2021 2A (Class A)
1,500,000 g,i Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.870% 9 .557 12/23/24 1,282,500
Series - 2020 A (Class A)
898,260 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 855,454
Series - 2019 A (Class A)
1,574,989 g British Airways Pass Through Trust 3 .800 09/20/31 1,446,327
Series - 2018 1 (Class AA)
5,396,349 g Capital Automotive REIT 2 .690 02/15/50 5,133,056
Series - 2020 1A (Class A1)
3,866,971 g Capital Automotive REIT 1 .440 08/15/51 3,399,562
Series - 2021 1A (Class A1)
8,382,500 g Capital Automotive REIT 1 .920 08/15/51 7,343,405
Series - 2021 1A (Class A3)
1,440,000 CarMax Auto Owner Trust 1 .280 07/15/27 1,311,068
Series - 2021 1 (Class D)
5,774,625 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 4,959,510
Series - 2020 1A (Class A1)
9,887,500 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 8,780,530
Series - 2020 1A (Class A3)
2,121,754 Carvana Auto Receivables Trust 1 .270 03/10/28 2,033,151
Series - 2021 N2 (Class D)
8,272,670 Carvana Auto Receivables Trust 1 .720 09/11/28 7,958,376
Series - 2021 N4 (Class C)
3,340,000 g Carvana Auto Receivables Trust 4 .130 12/11/28 3,148,215
Series - 2022 N1 (Class D)
4,150,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 4,019,292
Series - 2020 1A (Class B1R)
270,462 i C-BASS Trust LIBOR 1 M + 0.160% 3 .485 07/25/36 255,607
Series - 2006 CB6 (Class A1)
8,817,685 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 22,044
Series - 2007 1A (Class A2)
8,799,439 g CF Hippolyta LLC 1 .690 07/15/60 7,990,433
Series - 2020 1 (Class A1)
2,644,846 g CF Hippolyta LLC 1 .990 07/15/60 2,234,472
Series - 2020 1 (Class A2)
1,805,013 g CF Hippolyta LLC 2 .280 07/15/60 1,629,772
Series - 2020 1 (Class B1)
1,436,625 g,i CIFC Funding Ltd LIBOR 3 M + 1.220% 6 .028 07/20/30 1,425,428
Series - 2017 3A (Class A1)
5,855,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.600% 6 .408 10/20/34 5,693,437
Series - 2020 2A (Class BR)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 3,000,000 g,i CIFC Funding Ltd 7 .214% 10/22/35 $ 3,031,641
Series - 2022 7A (Class B1)
5,625,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.650% 6 .442 07/15/36 5,485,736
Series - 2020 1A (Class BR)
8,874 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 8,780
Series - 2002 1 (Class AF6)
11,450,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 10,277,191
Series - 2021 1A (Class A2)
1,085,625 g DB Master Finance LLC 4 .352 05/20/49 1,024,000
Series - 2019 1A (Class A23)
16,787,500 g DB Master Finance LLC 2 .045 11/20/51 14,767,997
Series - 2021 1A (Class A2I)
13,232,500 g DB Master Finance LLC 2 .493 11/20/51 11,233,122
Series - 2021 1A (Class A2II)
787,823 g Diamond Resorts Owner Trust 2 .890 02/20/32 753,484
Series - 2019 1A (Class A)
2,196,652 g Diamond Resorts Owner Trust 2 .050 11/21/33 2,020,862
Series - 2021 1A (Class B)
2,531,250 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 2,446,537
Series - 2015 1A (Class A2II)
2,298,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 2,202,824
Series - 2018 1A (Class A2I)
13,705,875 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 11,763,574
Series - 2021 1A (Class A2I)
3,800,000 g,i Dryden 49 Senior Loan Fund LIBOR 3 M + 1.600% 6 .395 07/18/30 3,709,754
Series - 2017 49A (Class BR)
11,800,000 g DT Auto Owner Trust 1 .160 11/16/26 10,939,643
Series - 2021 1A (Class D)
1,101,010 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .945 05/25/37 1,079,043
Series - 2007 2 (Class A2C)
18,540,000 g Flexential Issuer, LLC 3 .250 11/27/51 16,523,273
Series - 2021 1A (Class A2)
14,758,085 g FNA VI LLC 1 .350 01/10/32 13,432,703
Series - 2021 1A (Class A)
23,000,000 g,i Gracie Point International Funding 30d Avg SOFR + 2.750% 7 .371 07/01/24 23,006,817
Series - 2022 2A (Class A)
4,000,000 g,i Gracie Point International Funding 30d Avg SOFR + 3.350% 7 .971 07/01/24 4,001,116
Series - 2022 2A (Class B)
10,870,000 g,i GRACIE POINT INTERNATIONAL FUNDING 30d Avg SOFR + 2.250% 6 .767 04/01/24 10,823,967
Series - 2022 1A (Class A)
1,955,000 g Hardee's Funding LLC 3 .981 12/20/50 1,699,908
Series - 2020 1A (Class A2)
692,288 g HERO Funding Trust 3 .190 09/20/48 636,305
Series - 2017 3A (Class A1)
246,103 g HERO Funding Trust 3 .280 09/20/48 227,215
Series - 2017 2A (Class A1)
899,974 g HERO Funding Trust 3 .950 09/20/48 844,633
Series - 2017 3A (Class A2)
492,206 g HERO Funding Trust 4 .070 09/20/48 465,638
Series - 2017 2A (Class A2)
11,850,000 g Hertz Vehicle Financing LLC 1 .560 12/26/25 11,046,100
Series - 2021 1A (Class B)
4,700,000 g Hertz Vehicle Financing LLC 4 .120 09/25/26 4,494,023
Series - 2022 4A (Class B)
3,700,000 g Hertz Vehicle Financing LLC 4 .610 09/25/26 3,502,464
Series - 2022 4A (Class C)
420,694 g Hilton Grand Vacations Trust 2 .660 12/26/28 416,749
Series - 2017 AA (Class A)
315,521 g Hilton Grand Vacations Trust 2 .960 12/26/28 311,228
Series - 2017 AA (Class B)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 770,490 g Hilton Grand Vacations Trust 2 .340% 07/25/33 $ 725,515
Series - 2019 AA (Class A)
73,899 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 72,005
Series - 2003 1 (Class M1)
3,442,008 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 2,965,806
Series - 2019 1 (Class A)
4,226,535 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 3,423,459
Series - 2019 2 (Class A)
3,450,000 g Hpefs Equipment Trust 4 .430 09/20/29 3,380,324
Series - 2022 2A (Class C)
3,750,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 3,235,575
Series - 2022 1A (Class 1)
799,963 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .959 01/17/38 794,406
Series - 2018 SFR4 (Class B)
5,250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 7 .532 10/06/23 5,092,500
Series - 2020 A (Class A)
7,750,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 6 .895 01/18/34 7,410,132
Series - 2021 59A (Class C)
3,500,000 g,i Madison Park Funding LV Ltd 7 .532 07/18/35 3,520,391
Series - 2022 55A (Class B1)
4,000,000 g,i Magnetite XIX Ltd LIBOR 3 M + 1.550% 6 .342 04/17/34 3,891,184
Series - 2017 19A (Class B1R)
530,000 g,i Magnetite XVIII Ltd LIBOR 3 M + 1.500% 6 .364 11/15/28 520,658
Series - 2016 18A (Class BR)
2,150,695 g MAPS Trust 2 .521 06/15/46 1,872,492
Series - 2021 1A (Class A)
2,700,000 g,i Massachusetts St LIBOR 3 M + 1.650% 6 .442 01/15/35 2,630,030
Series - 2021 3A (Class B)
5,250,000 g,i MSCG Trust 3 .462 06/07/35 4,518,024
Series - 2015 ALDR (Class C)
1,750,000 g,i MSCG Trust 3 .462 06/07/35 1,447,022
Series - 2015 ALDR (Class D)
1,261,183 g MVW LLC 1 .830 05/20/39 1,130,268
Series - 2021 2A (Class B)
2,530,576 g MVW LLC 1 .440 01/22/41 2,309,438
Series - 2021 1WA (Class B)
1,594,263 g MVW LLC 1 .940 01/22/41 1,453,734
Series - 2021 1WA (Class C)
708,255 g MVW Owner Trust 2 .750 12/20/34 692,032
Series - 2017 1A (Class B)
1,326,413 g MVW Owner Trust 3 .000 11/20/36 1,251,265
Series - 2019 1A (Class B)
1,748,395 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 1,604,114
Series - 2020 HA (Class A)
1,380,641 g Navient Student Loan Trust 3 .390 12/15/59 1,316,219
Series - 2019 BA (Class A2A)
16,000,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 1.550% 6 .358 04/20/31 15,650,896
Series - 2019 31A (Class BR)
6,750,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 6 .192 04/16/33 6,607,170
Series - 2021 40A (Class B)
5,432,762 g Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 4,825,274
Series - 2021 1A (Class A1)
4,885,804 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 4,367,376
Series - 2021 2A (Class A1)
5,450,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 6 .445 01/18/36 5,328,688
Series - 2021 10A (Class B)
2,771,052 g OneMain Financial Issuance Trust 3 .840 05/14/32 2,752,110
Series - 2020 1A (Class A)
10,000,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 8,974,365
Series - 2020 2A (Class A)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 7,250,000 g Oportun Funding XIV LLC 1 .210% 03/08/28 $ 6,863,458
Series - 2021 A (Class A)
3,515,000 g Oportun Issuance Trust 1 .960 05/08/31 3,070,404
Series - 2021 B (Class B)
401,150 g Orange Lake Timeshare Trust 3 .100 11/08/30 390,420
Series - 2018 A (Class A)
5,300,000 g PFS Financing Corp 1 .270 06/15/25 5,257,321
Series - 2020 A (Class A)
2,500,000 g PFS Financing Corp 1 .000 10/15/25 2,439,666
Series - 2020 E (Class A)
3,688,000 g PFS Financing Corp 0 .970 02/15/26 3,546,112
Series - 2020 G (Class A)
3,000,000 g PFS Financing Corp 0 .710 04/15/26 2,855,981
Series - 2021 A (Class A)
6,750,000 g PFS Financing Corp 0 .960 04/15/26 6,402,274
Series - 2021 A (Class B)
1,500,000 g Progress Residential Trust 2 .711 11/17/40 1,256,464
Series - 2021 SFR9 (Class D)
1,500,000 g Purchasing Power Funding LLC 1 .570 10/15/25 1,466,592
Series - 2021 A (Class A)
2,000,000 g Regional Management Issuance Trust 7 .100 11/17/32 2,029,234
Series - 2022 2B (Class A)
3,401,366 g Renew 3 .950 09/20/53 3,008,870
Series - 2018 1 (Class A)
6,600,000 Santander Drive Auto Receivables Trust 2 .220 09/15/26 6,453,790
Series - 2020 2 (Class D)
11,629,350 g SERVPRO Master Issuer LLC 3 .882 10/25/49 10,616,131
Series - 2019 1A (Class A2)
3,291,375 g SERVPRO Master Issuer LLC 2 .394 04/25/51 2,692,858
Series - 2021 1A (Class A2)
2,263,474 g Settlement Fee Finance LLC 3 .840 11/01/49 2,197,608
Series - 2019 1A (Class A)
836,466 g Sierra Timeshare Receivables Funding LLC 3 .650 06/20/35 820,243
Series - 2018 2A (Class B)
698,489 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 670,247
Series - 2019 1A (Class A)
1,495,857 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,394,342
Series - 2021 1A (Class A)
1,621,913 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 1,499,263
Series - 2021 1A (Class B)
899,195 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 828,847
Series - 2021 1A (Class C)
1,822,579 g SMB Private Education Loan Trust 2 .430 02/17/32 1,756,310
Series - 2016 B (Class A2A)
1,359,098 g SMB Private Education Loan Trust 2 .880 09/15/34 1,299,945
Series - 2017 A (Class A2A)
1,280,393 g SMB Private Education Loan Trust 2 .820 10/15/35 1,224,158
Series - 2017 B (Class A2A)
316,049 g SoFi Professional Loan Program LLC 2 .340 04/25/33 310,512
Series - 2016 D (Class A2B)
75,460 g SoFi Professional Loan Program LLC 2 .400 03/26/40 75,004
Series - 2017 A (Class A2B)
219,216 g SoFi Professional Loan Program LLC 2 .740 05/25/40 216,880
Series - 2017 B (Class A2FX)
147,401 g SoFi Professional Loan Program LLC 2 .630 07/25/40 144,908
Series - 2017 C (Class A2B)
116,779 g SoFi Professional Loan Program LLC 2 .720 11/26/40 116,234
Series - 2017 E (Class A2B)
1,284,133 g SoFi Professional Loan Program LLC 2 .840 01/25/41 1,238,326
Series - 2017 F (Class A2FX)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 929,923 g SoFi Professional Loan Program LLC 3 .690% 06/15/48 $ 893,394
Series - 2019 A (Class A2FX)
832,983 †,g SolarCity LMC 4 .800 11/20/38 787,669
Series - 2013 1 (Class A)
13,560,400 g Sonic Capital LLC 3 .845 01/20/50 12,482,470
Series - 2020 1A (Class A2I)
4,117,573 g SpringCastle America Funding LLC 1 .970 09/25/37 3,746,992
Series - 2020 AA (Class A)
3,950,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 3,610,718
Series - 2020 1A (Class A2)
155,658 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 5 .745 09/25/34 151,543
Series - 2004 8 (Class M1)
1,790,750 g Taco Bell Funding LLC 4 .970 05/25/46 1,748,506
Series - 2016 1A (Class A23)
15,063,325 g Taco Bell Funding LLC 1 .946 08/25/51 13,098,600
Series - 2021 1A (Class A2I)
9,717,000 g Taco Bell Funding LLC 2 .294 08/25/51 8,113,996
Series - 2021 1A (Class A2II)
5,250,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 6 .508 10/20/34 5,111,426
Series - 2017 8A (Class A2R)
650,000 g Tricon American Homes Trust 2 .049 07/17/38 589,057
Series - 2020 SFR1 (Class B)
3,800,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 8 .624 12/07/23 3,729,320
Series - 2020 A (Class AA)
5,900,487 g Vine 2 .790 11/15/50 5,052,310
Series - 2020 1A (Class A)
9,982,200 g Wendy's Funding LLC 2 .370 06/15/51 8,373,259
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 552,471,936
OTHER MORTGAGE BACKED - 11 .0%
1,328,541 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 5 .591 12/18/37 1,306,361
Series - 2021 FL4 (Class A)
81,160 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 73,164
Series - 2015 6 (Class A9)
4,335,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 2,944,525
Series - 2021 8 (Class A3)
1,870,000 g BAMLL Commercial Mortgage Securities Trust 3 .490 04/14/33 1,712,401
Series - 2015 200P (Class B)
2,486,000 Banc of America Commercial Mortgage Trust 3 .705 09/15/48 2,370,469
Series - 2015 UBS7 (Class A4)
1,910,000 i Banc of America Commercial Mortgage Trust 4 .339 09/15/48 1,736,987
Series - 2015 UBS7 (Class B)
4,602,371 Banc of America Commercial Mortgage Trust 3 .366 02/15/50 4,430,121
Series - 2017 BNK3 (Class ASB)
5,055,000 BANK 3 .731 11/15/50 4,617,654
Series - 2017 BNK8 (Class AS)
3,000,000 i BANK 3 .952 11/15/50 2,583,214
Series - 2017 BNK8 (Class B)
1,000,000 i BANK 4 .096 11/15/50 833,625
Series - 2017 BNK8 (Class C)
3,750,000 g BANK 2 .500 10/17/52 2,251,113
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 849,685
Series - 2019 BN21 (Class AS)
2,500,000 BANK 3 .203 12/15/52 2,138,199
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3 .455 12/15/52 1,356,235
Series - 2019 BN23 (Class B)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,621,000 BANK 1 .925% 12/15/53 $ 3,628,560
Series - 2020 BN30 (Class A4)
50,000 BANK 2 .036 02/15/54 40,124
Series - 2021 BN31 (Class A4)
16,489,000 BANK 2 .928 02/15/55 13,931,754
Series - 2022 BNK39 (Class A4)
6,200,000 BANK 5 .203 02/15/56 6,208,453
Series - 2023 BNK45 (Class A5)
6,225,285 BANK 3 .289 07/15/60 5,984,317
Series - 2017 BNK6 (Class ASB)
2,550,000 i BANK 3 .283 11/15/62 2,173,835
Series - 2019 BN24 (Class AS)
11,716,000 BANK 2 .438 06/15/63 9,528,378
Series - 2021 BN34 (Class A5)
8,600,000 i BANK 3 .394 03/15/64 7,564,326
Series - 2022 BNK40 (Class A4)
3,330,000 i BANK 3 .790 04/15/65 3,022,952
Series - 2022 BNK41 (Class A4)
4,000,000 †,h BANK5 6 .260 03/15/56 4,119,920
Series - 2023 5YR1 (Class A3)
5,162,242 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 4,267,831
Series - 2021 6 (Class A19)
7,660,747 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 02/25/52 6,333,444
Series - 2022 5 (Class A19)
1,250,000 g,i BBCMS Mortgage Trust 4 .267 08/05/38 811,660
Series - 2018 CHRS (Class E)
1,500,000 g BBCMS Trust 4 .798 08/10/35 1,387,105
Series - 2015 SRCH (Class C)
2,575,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 2,102,673
Series - 2020 IG2 (Class AM)
2,500,000 g,i Benchmark Mortgage Trust 3 .132 09/15/48 2,098,374
Series - 2020 IG3 (Class AS)
2,500,000 g,i Benchmark Mortgage Trust 3 .536 09/15/48 2,168,705
Series - 2020 IG3 (Class BXA)
1,380,000 Benchmark Mortgage Trust 4 .016 03/15/52 1,291,029
Series - 2019 B9 (Class A5)
1,250,000 i Benchmark Mortgage Trust 4 .971 03/15/52 987,802
Series - 2019 B9 (Class C)
7,500,000 Benchmark Mortgage Trust 3 .542 05/15/52 6,807,388
Series - 2019 B11 (Class A5)
550,000 Benchmark Mortgage Trust 3 .419 08/15/52 478,418
Series - 2019 B12 (Class AS)
1,200,000 i Benchmark Mortgage Trust 4 .510 05/15/53 1,152,665
Series - 2018 B7 (Class A4)
24,906,000 Benchmark Mortgage Trust 2 .584 03/15/54 20,569,056
Series - 2021 B24 (Class A5)
7,118,000 Benchmark Mortgage Trust 2 .224 08/15/54 5,695,010
Series - 2021 B28 (Class A5)
5,250,000 i Benchmark Mortgage Trust 2 .244 08/15/54 3,839,617
Series - 2021 B28 (Class B)
9,000,000 Benchmark Mortgage Trust 2 .429 08/15/54 6,983,695
Series - 2021 B28 (Class AS)
4,500,000 Benchmark Mortgage Trust 2 .388 09/15/54 3,651,767
Series - 2021 B29 (Class A5)
1,680,000 g Benchmark Mortgage Trust 2 .500 12/15/62 1,002,804
Series - 2019 B14 (Class D)
4,740,000 Benchmark Mortgage Trust 3 .049 12/15/62 4,150,364
Series - 2019 B14 (Class A5)
15,830,000 BENCHMARK Mortgage Trust 2 .390 07/15/54 12,800,600
Series - 2021 B27 (Class A5)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,000,000 i BMO Mortgage Trust 5 .117% 02/15/56 $ 4,998,197
Series - 2023 C4 (Class A5)
1,631,129 g,i BX TRUST 7 .776 08/15/39 1,622,988
Series - 2022 PSB (Class B)
4,500,000 g,i BXP Trust 2 .775 01/15/44 2,939,739
Series - 2021 601L (Class D)
6,500,000 i CD Mortgage Trust 3 .879 11/10/49 5,715,979
Series - 2016 CD2 (Class B)
3,030,000 i CD Mortgage Trust 3 .980 11/10/49 2,452,138
Series - 2016 CD2 (Class C)
7,026,901 CD Mortgage Trust 3 .453 02/10/50 6,756,058
Series - 2017 CD3 (Class AAB)
5,555,000 CD Mortgage Trust 3 .833 02/10/50 4,958,259
Series - 2017 CD3 (Class AS)
6,635,000 i CD Mortgage Trust 3 .984 02/10/50 5,546,515
Series - 2017 CD3 (Class B)
3,630,000 i CD Mortgage Trust 4 .546 02/10/50 2,371,403
Series - 2017 CD3 (Class C)
5,000,000 i CD Mortgage Trust 3 .684 08/15/50 4,570,582
Series - 2017 CD5 (Class AS)
3,600,000 CD Mortgage Trust 2 .812 08/15/57 3,291,394
Series - 2019 CD8 (Class ASB)
49,073 g,i CF Mortgage Trust 2 .840 04/15/25 47,087
Series - 2020 P1 (Class A1)
1,750,000 g,i CF Mortgage Trust 3 .603 04/15/52 1,608,710
Series - 2020 P1 (Class A2)
1,175,400 CGMS Commercial Mortgage Trust 3 .458 08/15/50 1,087,656
Series - 2017 B1 (Class A4)
73,347 i CHL Mortgage Pass-Through Trust 3 .798 02/20/35 72,134
Series - 2004 HYB9 (Class 1A1)
1,750,000 g,i Citigroup Commercial Mortgage Trust 3 .518 05/10/35 1,567,125
Series - 2013 375P (Class B)
2,000,000 g Citigroup Commercial Mortgage Trust 3 .896 05/10/36 1,960,166
Series - 2019 PRM (Class C)
1,000,000 g,i Citigroup Commercial Mortgage Trust 4 .481 07/10/47 870,007
Series - 2014 GC23 (Class D)
3,023,000 Citigroup Commercial Mortgage Trust 4 .017 10/10/47 2,868,231
Series - 2014 GC25 (Class AS)
500,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 468,059
Series - 2015 GC29 (Class B)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .140 04/10/48 1,823,570
Series - 2015 GC29 (Class C)
6,000,000 g,i COMM Mortgage Trust 3 .538 10/10/29 5,611,814
Series - 2017 PANW (Class C)
131,100 g COMM Mortgage Trust 3 .178 02/10/35 122,501
Series - 2015 3BP (Class A)
490,400 COMM Mortgage Trust 2 .853 10/15/45 473,695
Series - 2012 CR4 (Class A3)
1,500,000 g,i COMM Mortgage Trust 4 .866 08/10/46 1,471,004
Series - 2013 CR10 (Class C)
2,000,000 g,i COMM Mortgage Trust 5 .009 08/10/46 1,971,699
Series - 2013 LC13 (Class B)
6,500,000 i COMM Mortgage Trust 4 .588 02/10/47 6,201,364
Series - 2014 CR14 (Class B)
1,235,000 COMM Mortgage Trust 4 .199 03/10/47 1,205,616
Series - 2014 UBS2 (Class AM)
2,537,089 COMM Mortgage Trust 4 .701 03/10/47 2,469,051
Series - 2014 UBS2 (Class B)
2,798,577 i COMM Mortgage Trust 4 .947 03/10/47 2,615,838
Series - 2014 UBS2 (Class C)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,200,000 i COMM Mortgage Trust 5 .004% 04/10/47 $ 1,152,864
Series - 2014 LC15 (Class C)
750,000 COMM Mortgage Trust 4 .174 05/10/47 727,703
Series - 2014 CR17 (Class AM)
2,500,000 COMM Mortgage Trust 4 .377 05/10/47 2,286,789
Series - 2014 CR17 (Class B)
3,896,000 i COMM Mortgage Trust 4 .735 06/10/47 3,597,964
Series - 2014 UBS3 (Class C)
5,150,000 g,i COMM Mortgage Trust 4 .767 06/10/47 3,597,635
Series - 2014 UBS3 (Class D)
6,400,000 COMM Mortgage Trust 3 .917 10/10/47 6,216,989
Series - 2014 LC17 (Class A5)
708,238 COMM Mortgage Trust 3 .040 02/10/48 690,507
Series - 2015 LC19 (Class ASB)
2,498,000 i COMM Mortgage Trust 3 .829 02/10/48 2,344,776
Series - 2015 LC19 (Class B)
2,497,000 g COMM Mortgage Trust 3 .000 03/10/48 1,780,911
Series - 2015 CR22 (Class E)
575,000 i COMM Mortgage Trust 3 .603 03/10/48 545,111
Series - 2015 CR22 (Class AM)
4,250,000 i COMM Mortgage Trust 3 .926 03/10/48 3,991,314
Series - 2015 CR22 (Class B)
2,000,000 g,i COMM Mortgage Trust 4 .070 03/10/48 1,561,114
Series - 2015 CR22 (Class D)
1,000,000 i COMM Mortgage Trust 4 .070 03/10/48 908,272
Series - 2015 CR22 (Class C)
2,000,000 COMM Mortgage Trust 3 .801 05/10/48 1,891,026
Series - 2015 CR23 (Class AM)
3,936,016 i COMM Mortgage Trust 4 .183 05/10/48 3,694,554
Series - 2015 CR23 (Class B)
2,500,000 i COMM Mortgage Trust 4 .295 05/10/48 2,301,811
Series - 2015 CR23 (Class C)
2,500,000 i COMM Mortgage Trust 4 .295 05/10/48 2,043,779
Series - 2015 CR23 (Class D)
1,664,719 COMM Mortgage Trust 3 .432 08/10/48 1,606,651
Series - 2015 CR24 (Class A4)
1,500,000 i COMM Mortgage Trust 3 .463 08/10/48 1,205,301
Series - 2015 CR24 (Class D)
3,640,000 i COMM Mortgage Trust 4 .028 08/10/48 3,451,876
Series - 2015 CR24 (Class AM)
1,000,000 i COMM Mortgage Trust 4 .346 08/10/48 943,626
Series - 2015 CR24 (Class B)
2,000,000 i COMM Mortgage Trust 4 .346 08/10/48 1,825,151
Series - 2015 CR24 (Class C)
2,250,000 i COMM Mortgage Trust 4 .518 08/10/48 2,126,626
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3 .630 10/10/48 2,488,961
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3 .984 10/10/48 948,952
Series - 2015 CR27 (Class AM)
3,731,000 i COMM Mortgage Trust 4 .467 10/10/48 3,360,323
Series - 2015 CR26 (Class C)
1,627,000 i COMM Mortgage Trust 4 .467 10/10/48 1,521,944
Series - 2015 CR26 (Class B)
7,724,000 i COMM Mortgage Trust 4 .565 10/10/48 7,032,867
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3 .762 02/10/49 1,031,122
Series - 2016 CR28 (Class A4)
5,000,000 i COMM Mortgage Trust 4 .605 02/10/49 4,716,493
Series - 2016 CR28 (Class B)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,000,000 COMM Mortgage Trust 3 .263% 08/15/57 $ 4,264,065
Series - 2019 GC44 (Class AM)
15,055,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 15,170,114
Series - 2022 R03 (Class 1M2)
4,779,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.000% 7 .560 04/25/42 4,666,903
Series - 2022 R05 (Class 2M2)
7,725,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .160 07/25/42 7,738,669
Series - 2022 R08 (Class 1M2)
7,910,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.750% 9 .318 09/25/42 8,199,924
Series - 2022 R09 (Class 2M2)
7,660,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.750% 8 .318 12/25/42 7,731,451
Series - 2023 R01 (Class 1M2)
1,000,000 g,i CPT Mortgage Trust 2 .997 11/13/39 634,176
Series - 2019 CPT (Class E)
115,912 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 0.980% 5 .664 05/15/36 114,797
Series - 2019 ICE4 (Class A)
2,992,555 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 1.600% 6 .284 05/15/36 2,927,218
Series - 2019 ICE4 (Class D)
6,854,563 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 5,655,819
Series - 2021 NQM8 (Class A3)
2,500,000 g,i CSMC Series 3 .388 10/25/59 2,182,102
Series - 2019 NQM1 (Class M1)
4,750,000 DBGS Mortgage Trust 4 .466 10/15/51 4,531,651
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2 .340 08/15/53 3,971,155
Series - 2020 C9 (Class AM)
1,200,000 g DBUBS Mortgage Trust 3 .452 10/10/34 1,135,568
Series - 2017 BRBK (Class A)
1,999,960 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 6 .984 10/15/38 1,831,542
Series - 2021 EQAZ (Class E)
1,219,396 g,i Flagstar Mortgage Trust 4 .035 10/25/47 1,084,611
Series - 2017 2 (Class B3)
71,842 g,i Flagstar Mortgage Trust 4 .000 09/25/48 67,335
Series - 2018 5 (Class A11)
1,959,624 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,548,346
Series - 2021 2 (Class A4)
6,330,621 g,i Flagstar Mortgage Trust 2 .500 06/01/51 5,001,974
Series - 2021 4 (Class A21)
22,866,368 g,i Flagstar Mortgage Trust 3 .000 10/25/51 18,904,536
Series - 2021 10INV (Class A17)
11,514,520 Freddie Mac REMICS 3 .000 09/25/50 8,633,246
Series - 2021 5160 (Class ZG)
4,100,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.500% 7 .060 01/25/42 3,793,085
Series - 2022 DNA1 (Class M2)
28,230,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.900% 7 .460 04/25/42 28,055,316
Series - 2022 DNA3 (Class M1B)
2,890,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.750% 9 .310 02/25/42 2,757,209
Series - 2022 DNA2 (Class B1)
764,675 g GS Mortgage Securities Corp II 3 .419 10/10/32 742,520
Series - 2017 SLP (Class A)
1,238,000 g,i GS Mortgage Securities Corp II 3 .475 09/10/37 1,115,026
Series - 2017 375H (Class A)
2,590,000 i GS Mortgage Securities Corp II 3 .777 05/10/50 2,443,025
Series - 2015 GC30 (Class AS)
3,010,000 i GS Mortgage Securities Corp II 3 .992 03/10/51 2,839,528
Series - 2018 GS9 (Class A4)
1,500,000 i GS Mortgage Securities Corp II 4 .155 07/10/51 1,425,318
Series - 2018 GS10 (Class A5)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.700% 6 .384 07/15/31 1,639,000
Series - 2018 TWR (Class C)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,715,610 g,i GS Mortgage Securities Trust 4 .285% 02/10/46 $ 1,654,371
Series - 2013 GC10 (Class C)
2,950,000 i GS Mortgage Securities Trust 4 .310 02/10/48 2,714,341
Series - 2015 GC28 (Class C)
3,500,000 i GS Mortgage Securities Trust 4 .018 07/10/48 3,312,102
Series - 2015 GC32 (Class AS)
3,779,000 i GS Mortgage Securities Trust 3 .990 10/10/49 3,220,011
Series - 2016 GS3 (Class C)
4,185,000 i GS Mortgage Securities Trust 3 .954 11/10/49 3,469,721
Series - 2016 GS4 (Class C)
6,007,231 GS Mortgage Securities Trust 3 .467 03/10/50 5,771,916
Series - 2017 GS5 (Class AAB)
9,100,951 GS Mortgage Securities Trust 3 .674 03/10/50 8,551,808
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3 .433 05/10/50 3,994,403
Series - 2017 GS6 (Class A3)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,816,532
Series - 2017 GS8 (Class ABP)
2,500,000 i GS Mortgage Securities Trust 4 .328 11/10/50 2,135,480
Series - 2017 GS8 (Class C)
1,260,000 GS Mortgage Securities Trust 3 .968 02/10/52 1,183,283
Series - 2019 GC38 (Class A4)
2,400,000 i GS Mortgage Securities Trust 4 .158 02/10/52 2,183,475
Series - 2019 GC38 (Class AS)
1,000,000 i GS Mortgage Securities Trust 4 .761 02/10/52 844,549
Series - 2019 GC38 (Class C)
5,510,000 GS Mortgage Securities Trust 3 .001 09/10/52 4,838,567
Series - 2019 GC42 (Class A4)
1,361,000 i GS Mortgage Securities Trust 3 .405 02/13/53 1,122,133
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2 .012 12/12/53 4,399,933
Series - 2020 GSA2 (Class A5)
153,051 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 144,572
Series - 2019 PJ2 (Class A1)
399,497 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 376,848
Series - 2019 PJ2 (Class A4)
790,581 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 673,084
Series - 2020 PJ4 (Class A4)
1,174,071 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 998,976
Series - 2020 PJ5 (Class A4)
2,195,359 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,730,006
Series - 2020 PJ6 (Class A4)
9,410,549 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 7,435,499
Series - 2021 PJ5 (Class A4)
11,451,079 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 9,467,063
Series - 2022 PJ2 (Class A36)
3,615,753 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 2,989,287
Series - 2022 PJ4 (Class A36)
1,012,495 g,i GS Mortgage-Backed Securities Trust 3 .641 05/25/50 842,925
Series - 2020 PJ1 (Class B2)
2,717,981 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 2,144,902
Series - 2021 PJ2 (Class A4)
13,383,934 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 10,574,965
Series - 2021 PJ6 (Class A4)
19,339,950 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 15,280,954
Series - 2021 PJ7 (Class A4)
9,932,309 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,847,754
Series - 2021 PJ8 (Class A4)
7,006,966 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 5,792,937
Series - 2022 INV1 (Class A4)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 7,893,040 g,i GS Mortgage-Backed Securities Trust 3 .000% 09/25/52 $ 6,525,490
Series - 2022 HP1 (Class A4)
6,237,367 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 5,156,679
Series - 2022 PJ5 (Class A36)
5,117,959 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 4,231,221
Series - 2022 PJ6 (Class A24)
7,781,458 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 6,651,445
Series - 2023 PJ1 (Class A24)
793,482 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .381 08/19/45 700,693
Series - 2005 11 (Class 2A1A)
2,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 1,840,707
Series - 2016 10HY (Class A)
3,000,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 2,691,153
Series - 2016 10HY (Class B)
3,500,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 3,055,737
Series - 2016 10HY (Class C)
2,750,000 †,g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 1,841,651
Series - 2019 55HY (Class E)
4,700,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 3,325,527
Series - 2019 55HY (Class D)
88,771 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .505 03/25/35 81,303
Series - 2004 11 (Class 2A1)
2,750,544 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 2,461,210
Series - 2020 NQM1 (Class A3)
1,000,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 844,757
Series - 2020 NQM1 (Class M1)
3,000,000 g JP Morgan Chase Commercial Mortgage Securities
Corp
4 .379 07/05/31 2,572,500
Series - 2018 AON (Class B)
1,700,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .157 01/15/46 1,644,162
Series - 2013 C13 (Class D)
500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 483,621
Series - 2017 JP7 (Class A3)
1,000,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 839,094
Series - 2020 NNN (Class DFX)
3,179,439 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 5 .695 12/25/44 2,998,202
Series - 2015 1 (Class B1)
70,150 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 63,512
Series - 2015 3 (Class A19)
436,528 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 397,292
Series - 2015 6 (Class A13)
186,319 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 167,328
Series - 2016 1 (Class A13)
1,215,406 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 1,079,456
Series - 2017 2 (Class A13)
1,334,355 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 1,177,814
Series - 2018 3 (Class A13)
759,638 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 670,730
Series - 2018 4 (Class A13)
2,556,137 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 2,223,131
Series - 2018 5 (Class A13)
1,295,694 g,i JP Morgan Mortgage Trust 3 .300 10/26/48 1,223,731
Series - 2017 5 (Class A2)
142,279 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 132,304
Series - 2018 8 (Class A13)
142,035 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 131,963
Series - 2018 9 (Class A13)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 110,874 g,i JP Morgan Mortgage Trust 4 .000% 05/25/49 $ 103,897
Series - 2019 1 (Class A3)
58,188 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 54,259
Series - 2019 1 (Class A15)
628,145 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 5 .567 10/25/49 603,673
Series - 2019 INV1 (Class A11)
3,571,120 g,i JP Morgan Mortgage Trust 3 .832 06/25/50 3,047,220
Series - 2020 1 (Class B2)
4,748,523 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 3,757,833
Series - 2021 6 (Class A15)
3,932,676 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 3,107,301
Series - 2021 7 (Class A15)
4,171,746 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 3,296,196
Series - 2021 8 (Class A15)
2,283,827 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 1,804,506
Series - 2021 10 (Class A15)
8,803,693 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 6,977,931
Series - 2021 11 (Class A15)
2,409,415 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 1,907,396
Series - 2021 12 (Class A15)
4,369,209 g,i JP Morgan Mortgage Trust 3 .349 04/25/52 3,430,384
Series - 2021 INV6 (Class B2)
6,820,563 g,i JP Morgan Mortgage Trust 3 .349 04/25/52 5,492,695
Series - 2021 INV6 (Class B1)
3,825,807 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 3,028,673
Series - 2021 14 (Class A15)
12,669,293 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 10,029,556
Series - 2021 15 (Class A15)
16,105,801 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 13,315,306
Series - 2022 2 (Class A25)
10,026,155 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 8,632,290
Series - 2022 LTV2 (Class A6)
2,612,876 JPMBB Commercial Mortgage Securities Trust 3 .493 08/15/47 2,556,909
Series - 2014 C21 (Class A4)
4,500,000 i JPMBB Commercial Mortgage Securities Trust 4 .479 09/15/47 4,254,073
Series - 2014 C23 (Class B)
1,500,000 i JPMBB Commercial Mortgage Securities Trust 4 .479 09/15/47 1,402,541
Series - 2014 C23 (Class C)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898 02/15/48 939,704
Series - 2015 C27 (Class B)
2,000,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 1,905,056
Series - 2015 C29 (Class AS)
1,600,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,470,910
Series - 2015 C29 (Class B)
6,000,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 5,681,471
Series - 2015 C31 (Class AS)
6,885,000 i JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 6,427,304
Series - 2015 C31 (Class B)
3,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 2,632,681
Series - 2015 C31 (Class C)
1,400,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 1,333,261
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4 .023 12/15/48 2,872,772
Series - 2015 C33 (Class AS)
745,000 i JPMBB Commercial Mortgage Securities Trust 4 .620 12/15/48 672,407
Series - 2015 C33 (Class C)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 9,918,090
Series - 2016 C1 (Class A5)
2,645,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .237 03/17/49 2,190,294
Series - 2016 C1 (Class D1)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,606,000 i JPMBB Commercial Mortgage Securities Trust 4 .737% 03/17/49 $ 1,457,780
Series - 2016 C1 (Class C)
862,854 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 825,065
Series - 2017 JP5 (Class A4)
2,000,000 i JPMCC Commercial Mortgage Securities Trust 3 .633 09/15/50 1,652,780
Series - 2017 JP7 (Class C)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3 .123 06/13/52 2,180,417
Series - 2019 COR5 (Class A3)
5,554,000 JPMDB Commercial Mortgage Securities Trust 2 .180 05/13/53 4,555,627
Series - 2020 COR7 (Class A5)
6,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 4,823,061
Series - 2020 COR7 (Class AS)
1,319,024 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 1,231,089
Series - 2013 GCP (Class A1)
785,636 g LSTAR Commercial Mortgage Trust 2 .579 03/10/49 784,236
Series - 2016 4 (Class A2)
12,000,000 g,i MAD Mortgage Trust 2 .976 08/15/34 11,381,250
Series - 2017 330M (Class A)
1,500,000 g,i Manhattan West 2 .335 09/10/39 1,229,146
Series - 2020 1MW (Class B)
1,650,685 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 1,538,455
Series - 2006 WMC1 (Class A1B)
2,853,751 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 2,717,942
Series - 2014 C19 (Class LNC1)
901,659 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 842,790
Series - 2014 C19 (Class LNC2)
1,500,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .870 02/15/47 1,473,467
Series - 2014 C14 (Class B)
1,305,000 i Morgan Stanley Bank of America Merrill Lynch Trust 5 .060 02/15/47 1,268,766
Series - 2014 C14 (Class C)
2,070,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .832 12/15/47 1,980,877
Series - 2014 C19 (Class AS)
39,783 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 38,797
Series - 2015 C20 (Class ASB)
5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652 03/15/48 5,593,219
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 3,173,758
Series - 2015 C22 (Class AS)
3,500,000 i Morgan Stanley Bank of America Merrill Lynch Trust
2014 C19
4 .000 12/15/47 3,256,937
Series - 2014 C19 (Class B)
8,552,503 Morgan Stanley Capital I Trust 2 .606 08/15/49 8,130,946
Series - 2016 UB11 (Class ASB)
260,237 †,i Morgan Stanley Capital I Trust 5 .674 12/12/49 109,398
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,204,657
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .177 07/15/51 946,577
Series - 2018 H3 (Class A5)
3,142,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 2,922,802
Series - 2018 H3 (Class AS)
2,786,093 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 2,449,633
Series - 2021 4 (Class A4)
8,038,166 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 6,376,368
Series - 2021 5 (Class A9)
8,511,170 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 7,382,607
Series - 2021 6 (Class A4)
5,938,230 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,700,958
Series - 2021 6 (Class A9)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 g MRCD Mortgage Trust 2 .718% 12/15/36 $ 1,745,715
Series - 2019 PARK (Class D)
3,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,999,799
Series - 2019 PARK (Class E)
1,500,000 g,i MSDB Trust 3 .316 07/11/39 1,336,983
Series - 2017 712F (Class A)
6,300,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.579% 5 .915 07/15/36 6,054,837
Series - 2019 MILE (Class A)
2,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 6 .707 07/15/36 2,321,593
Series - 2019 MILE (Class B)
703,488 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 658,135
Series - 2020 2PAC (Class A)
685,251 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 626,386
Series - 2019 NQM4 (Class A3)
700,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 569,225
Series - 2019 NQM4 (Class M1)
112,405 i New York Mortgage Trust LIBOR 1 M + 0.480% 5 .325 02/25/36 109,436
Series - 2005 3 (Class A1)
1,325,000 g,i NLT Trust 2 .569 08/25/56 879,606
Series - 2021 INV2 (Class M1)
10,399,405 g,i OBX Trust 2 .500 07/25/51 8,216,817
Series - 2021 J2 (Class A19)
8,465,337 g,i OBX Trust 4 .000 10/25/52 7,498,319
Series - 2022 INV5 (Class A13)
763,446 g,i OBX Trust LIBOR 1 M + 0.650% 5 .495 06/25/57 714,728
Series - 2018 1 (Class A2)
2,181,459 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,723,623
Series - 2021 1 (Class A19)
2,377,411 g,i Oceanview Mortgage Trust 4 .500 11/25/52 2,232,476
Series - 2022 1 (Class A1)
3,000,000 g One Bryant Park Trust 2 .516 09/15/54 2,470,017
Series - 2019 OBP (Class A)
20,445,000 g One Market Plaza Trust 3 .614 02/10/32 18,783,081
Series - 2017 1MKT (Class A)
1,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 973,555
Series - 2013 SMV (Class B)
14,474,972 g,i RCKT Mortgage Trust 2 .500 02/25/52 11,473,065
Series - 2022 2 (Class A22)
2,809,643 g,i RCKT Mortgage Trust 3 .500 06/25/52 2,412,490
Series - 2022 4 (Class A22)
321,188 g,i Sequoia Mortgage Trust 3 .500 05/25/45 292,002
Series - 2015 2 (Class A1)
238,556 g,i Sequoia Mortgage Trust 3 .500 02/25/47 214,082
Series - 2017 2 (Class A19)
826,149 g,i Sequoia Mortgage Trust 3 .726 09/25/47 756,231
Series - 2017 6 (Class B1)
535,778 g,i Sequoia Mortgage Trust 3 .500 03/25/48 481,276
Series - 2018 3 (Class A1)
55,196 g,i Sequoia Mortgage Trust 4 .000 09/25/48 51,590
Series - 2018 7 (Class A19)
162,990 g,i Sequoia Mortgage Trust 4 .000 06/25/49 151,589
Series - 2019 2 (Class A19)
1,425,148 g,i Sequoia Mortgage Trust 3 .500 12/25/49 1,278,857
Series - 2019 5 (Class A19)
2,802,089 g,i Sequoia Mortgage Trust 3 .000 04/25/50 2,357,773
Series - 2020 3 (Class A19)
4,009,640 g,i Sequoia Mortgage Trust 2 .500 06/25/51 3,168,112
Series - 2021 4 (Class A19)
215,413 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 194,274
Series - 2017 1 (Class A19)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 11,415,000 g SLG Office Trust 2 .851% 07/15/41 $ 8,299,203
Series - 2021 OVA (Class E)
2,382,726 g,i SMR Mortgage Trust 7 .227 02/15/39 2,270,983
Series - 2022 IND (Class B)
38,782 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .789 02/25/48 36,220
Series - 2018 SPI1 (Class M2)
98,323 g,i STACR 3 .834 05/25/48 93,795
Series - 2018 SPI2 (Class M2)
2,250,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 2,146,172
Series - 2018 C13 (Class A4)
623,067 g,i UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 606,376
Series - 2013 C5 (Class B)
2,660,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .875 04/10/46 2,649,666
Series - 2013 C6 (Class B)
1,225,000 g,i Verus Securitization Trust 3 .207 11/25/59 1,044,992
Series - 2019 4 (Class M1)
681,661 g Verus Securitization Trust 1 .733 05/25/65 624,944
Series - 2020 5 (Class A3)
7,415,010 g,i Verus Securitization Trust 2 .240 10/25/66 6,053,937
Series - 2021 7 (Class A3)
683,679 g VSE VOI Mortgage LLC 2 .330 03/20/35 660,213
Series - 2017 A (Class A)
621,166 g VSE VOI Mortgage LLC 4 .020 02/20/36 600,662
Series - 2018 A (Class C)
2,272,000 Wells Fargo Commercial Mortgage Trust 3 .540 05/15/48 2,181,081
Series - 2015 C28 (Class A4)
2,100,000 i Wells Fargo Commercial Mortgage Trust 3 .658 05/15/48 1,960,142
Series - 2015 NXS1 (Class B)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .149 05/15/48 1,662,575
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3 .637 06/15/48 336,035
Series - 2015 C29 (Class A4)
3,228,693 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 3,086,122
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 360,707
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757 03/15/50 1,829,249
Series - 2017 RB1 (Class AS)
1,720,000 Wells Fargo Commercial Mortgage Trust 3 .467 04/15/50 1,621,268
Series - 2015 LC20 (Class AS)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .012 03/15/51 1,898,381
Series - 2018 C43 (Class A4)
1,200,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 936,743
Series - 2015 NXS3 (Class D)
2,500,000 i Wells Fargo Commercial Mortgage Trust 3 .972 09/15/57 2,371,891
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3 .952 01/15/59 3,140,915
Series - 2016 C32 (Class AS)
2,500,000 i Wells Fargo Commercial Mortgage Trust 4 .727 01/15/59 2,346,953
Series - 2016 C32 (Class B)
664,220 Wells Fargo Commercial Mortgage Trust 2 .933 11/15/59 635,694
Series - 2016 C36 (Class ASB)
101,697 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 96,671
Series - 2019 2 (Class A17)
1,230,807 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 1,117,845
Series - 2019 4 (Class A1)
776,931 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 662,260
Series - 2020 4 (Class A17)
11,699,173 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 9,243,795
Series - 2021 2 (Class A17)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,222,389 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000% 08/25/51 $ 4,317,557
Series - 2021 INV1 (Class A17)
4,665,356 g,i Wells Fargo Mortgage Backed Securities Trust 3 .316 08/25/51 3,782,678
Series - 2021 INV1 (Class B1)
3,105,949 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 2,461,819
Series - 2022 2 (Class A18)
3,584,435 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 2,975,053
Series - 2022 INV1 (Class A18)
6,198,964 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 5,337,166
Series - 2022 INV1 (Class A17)
1,100,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 1,096,834
Series - 2013 C13 (Class AS)
3,292,052 i WFRBS Commercial Mortgage Trust 4 .079 03/15/46 3,249,821
Series - 2013 UBS1 (Class A4)
3,500,000 i WFRBS Commercial Mortgage Trust 4 .162 12/15/46 3,439,003
Series - 2013 C18 (Class A5)
1,664,000 i WFRBS Commercial Mortgage Trust 4 .813 12/15/46 1,561,040
Series - 2013 C18 (Class C)
2,225,281 WFRBS Commercial Mortgage Trust 3 .995 05/15/47 2,177,901
Series - 2014 C20 (Class A5)
192,777 g,i WinWater Mortgage Loan Trust 3 .918 06/20/44 162,172
Series - 2014 1 (Class B4)
5,302,160 g,i Woodward Capital Management 3 .000 05/25/52 4,383,507
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 1,027,189,716
TOTAL STRUCTURED ASSETS 1,579,661,652
(Cost $1,757,316,823)
TOTAL BONDS 8,955,124,356
(Cost $9,795,886,431)
SHARES COMPANY
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
MATERIALS - 0 .0%
363,958 * Petra Diamonds Ltd 338,192
TOTAL MATERIALS 338,192
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
10,391 *,† Bright Bidco BV 106,418
7,607 * Bright Bidco BV 98,890
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 205,308
TOTAL COMMON STOCKS 543,500
(Cost $882,980)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0 .1%
208,700 e Morgan Stanley 5,298,893
200,000 Morgan Stanley 4,926,000
TOTAL FINANCIAL SERVICES 10,224,893
TOTAL PREFERRED STOCKS 10,224,893
(Cost $10,877,500)

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 2.8%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 04/14/23 $ 9,986,235
12,500,000 FHLB 0 .000 04/19/23 12,474,982
8,000,000 FHLB 0 .000 05/17/23 7,955,561
TOTAL GOVERNMENT AGENCY DEBT 30,416,778
REPURCHASE AGREEMENT - 0 .7%
68,730,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 68,730,000
TOTAL REPURCHASE AGREEMENT 68,730,000
TREASURY DEBT - 0 .6%
2,026,000 United States Treasury Bill 0 .000 04/04/23 2,025,741
1,700,000 United States Treasury Bill 0 .000 09/07/23 1,665,303
50,000,000 e United States Treasury Bill 0 .000 11/02/23 48,670,920
TOTAL TREASURY DEBT 52,361,964
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .2%
111,136,289 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 111,136,289
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 111,136,289
TOTAL SHORT-TERM INVESTMENTS 262,645,031
(Cost $262,617,000)
TOTAL INVESTMENTS - 100.6% 9,382,537,293
(Cost $10,228,771,709)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (52,405,140)
NET ASSETS - 100.0% $ 9,330,132,153
CME Chicago Mercantile Exchange
CNY Chinese Yuan
DOP Dominican Republic Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand

Core Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $111,323,587.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $68,730,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 3.125% and maturity date 8/15/25, valued at $70,104,691.

Portfolio of Investments
Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.7%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
$ 15,760,000 i LTR Intermediate Holdings, Inc LIBOR 12 M + 4.500% 9 .340% 05/05/28 $ 14,282,500
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,282,500
UTILITIES - 0 .4%
7,103,052 i Exgen Renewables IV LLC LIBOR 4 M + 2.500% 7 .460 12/15/27 7,077,907
18,857,800 h,i TerraForm Power Operating LLC CME Term SOFR 4 + 2.750% 7 .430 05/30/29 18,731,170
TOTAL UTILITIES 25,809,077
TOTAL BANK LOAN OBLIGATIONS 40,091,577
(Cost $41,348,853)
BONDS - 96.8%
CORPORATE BONDS - 28 .0%
AUTOMOBILES & COMPONENTS - 0 .7%
5,650,000 Ford Motor Co 3 .250 02/12/32 4,440,655
11,866,000 Magna International, Inc 3 .625 06/15/24 11,654,414
11,025,000 Magna International, Inc 2 .450 06/15/30 9,354,768
8,000,000 Magna International, Inc 5 .500 03/21/33 8,298,021
8,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 7,589,367
TOTAL AUTOMOBILES & COMPONENTS 41,337,225
BANKS - 3 .6%
15,000,000 g ABN AMRO Bank NV 2 .470 12/13/29 12,610,503
5,000,000 Bank of America Corp 2 .687 04/22/32 4,172,620
10,000,000 Bank of Montreal 3 .803 12/15/32 9,029,679
3,250,000 g BNP Paribas S.A. 1 .904 09/30/28 2,763,859
6,250,000 Citigroup, Inc 0 .776 10/30/24 6,075,636
3,125,000 i Citigroup, Inc SOFR + 0.694% 5 .330 01/25/26 3,063,084
4,250,000 HSBC Holdings plc 5 .210 08/11/28 4,206,668
9,925,000 HSBC Holdings plc 6 .161 03/09/29 10,203,889
13,750,000 HSBC Holdings plc 2 .206 08/17/29 11,529,227
6,575,000 HSBC Holdings plc 5 .402 08/11/33 6,498,765
10,000,000 g ING Groep NV 1 .400 07/01/26 9,117,781
8,300,000 ING Groep NV 4 .017 03/28/28 7,849,888
8,808,000 ING Groep NV 2 .727 04/01/32 7,256,734
6,250,000 g Intesa Sanpaolo S.p.A 3 .250 09/23/24 6,002,738
7,200,000 g Intesa Sanpaolo S.p.A 4 .000 09/23/29 6,263,126
6,000,000 g Intesa Sanpaolo S.p.A 4 .950 06/01/42 3,977,302
5,000,000 JPMorgan Chase & Co 1 .040 02/04/27 4,463,013
10,990,000 JPMorgan Chase & Co 3 .650 N/A‡ 9,616,250
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,664,943
10,100,000 Lloyds Banking Group plc 5 .871 03/06/29 10,183,184
9,500,000 g National Australia Bank Ltd 2 .332 08/21/30 7,417,526
12,150,000 National Bank of Canada 0 .550 11/15/24 11,787,323
5,485,000 NatWest Group plc 2 .359 05/22/24 5,456,273
5,616,000 Santander Holdings USA, Inc 5 .807 09/09/26 5,518,899
7,000,000 g Shinhan Financial Group Co Ltd 3 .340 02/05/30 6,700,566
9,000,000 g UBS Group AG. 1 .494 08/10/27 7,749,501
10,000,000 g UBS Group AG. 2 .746 02/11/33 8,012,776
15,000,000 g UniCredit S.p.A 2 .569 09/22/26 13,577,780
3,600,000 g UniCredit S.p.A 5 .459 06/30/35 2,965,551
11,570,000 g United Overseas Bank Ltd 2 .000 10/14/31 10,246,852
5,800,000 g USAA Capital Corp 1 .500 05/01/23 5,783,505
TOTAL BANKS 222,765,441

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS - 0 .3%
$ 10,000,000 Otis Worldwide Corp 3 .112% 02/15/40 $ 7,755,889
6,275,000 g,i Siemens Financieringsmaatschappij NV SOFR + 0.430% 5 .237 03/11/24 6,262,487
7,500,000 g Triton Container International Ltd 1 .150 06/07/24 7,053,852
TOTAL CAPITAL GOODS 21,072,228
COMMERCIAL & PROFESSIONAL SERVICES - 0 .7%
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,477,100
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 10,552,845
7,500,000 Mather Foundation 2 .675 10/01/31 6,420,427
4,600,000 Republic Services, Inc 5 .000 04/01/34 4,686,593
15,760,000 Rockefeller Foundation 2 .492 10/01/50 10,436,141
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 40,573,106
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
2,800,000 Advance Auto Parts, Inc 1 .750 10/01/27 2,418,183
11,000,000 Lowe's Cos, Inc 4 .800 04/01/26 11,062,790
5,575,000 Lowe's Cos, Inc 5 .150 07/01/33 5,628,153
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,916,090
5,300,000 Lowe's Cos, Inc 5 .750 07/01/53 5,400,625
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 28,425,841
CONSUMER DURABLES & APPAREL - 0 .1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,312,957
TOTAL CONSUMER DURABLES & APPAREL 4,312,957
CONSUMER SERVICES - 1 .5%
2,800,000 Bush Foundation 2 .754 10/01/50 1,917,087
10,750,000 Conservation Fund 3 .474 12/15/29 9,258,256
4,040,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 3,850,798
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,292,073
10,000,000 Low Income Investment Fund 3 .711 07/01/29 8,833,173
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 9,430,056
7,850,000 i Nature Conservancy LIBOR 3 M + 1.080% 5 .894 02/01/24 7,874,696
8,231,000 Nature Conservancy 3 .957 03/01/52 6,950,429
4,100,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 3,620,399
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,178,367
60,000 Salvation Army 5 .637 09/01/26 60,751
5,000,000 Salvation Army 4 .528 09/01/48 4,546,799
6,350,000 Starbucks Corp 2 .450 06/15/26 5,960,177
11,440,000 Wisconsin Alumni Research Foundation 3 .564 10/01/49 8,482,120
5,000,000 YMCA of Greater New York 5 .021 08/01/38 4,591,002
1,500,000 YMCA of Greater New York 5 .151 08/01/48 1,328,681
TOTAL CONSUMER SERVICES 90,174,864
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
10,750,000 SYSCO Corp 2 .400 02/15/30 9,390,164
18,025,000 Walmart, Inc 1 .800 09/22/31 15,244,237
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,634,401
ENERGY - 2 .2%
7,500,000 g Aker BP ASA 2 .875 01/15/26 7,093,191
10,000,000 g Aker BP ASA 4 .000 01/15/31 9,080,416
12,700,000 BP Capital Markets America, Inc 4 .812 02/13/33 12,895,120
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,682,028
2,650,000 Cenovus Energy, Inc 2 .650 01/15/32 2,186,899
8,088,000 Cheniere Energy Partners LP 4 .000 03/01/31 7,197,835
6,375,000 EQT Corp 6 .125 02/01/25 6,412,915
2,000,000 Equinor ASA 3 .700 03/01/24 1,976,873
7,725,000 Equinor ASA 2 .375 05/22/30 6,822,614

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 3,000,000 Equinor ASA 3 .950% 05/15/43 $ 2,643,353
9,110,000 Equinor ASA 3 .250 11/18/49 7,021,473
1,925,000 ONEOK, Inc 4 .000 07/13/27 1,838,507
7,246,000 ONEOK, Inc 3 .400 09/01/29 6,457,244
13,500,000 ONEOK, Inc 3 .100 03/15/30 11,793,912
3,350,000 ONEOK, Inc 4 .950 07/13/47 2,807,029
6,100,000 ONEOK, Inc 4 .450 09/01/49 4,736,512
6,825,000 Pioneer Natural Resources Co 5 .100 03/29/26 6,853,386
11,700,000 g Santos Finance Ltd 3 .649 04/29/31 9,771,742
2,120,000 e,g Sunnova Energy Corp 5 .875 09/01/26 1,796,700
12,850,000 Total Capital International S.A. 2 .986 06/29/41 10,056,023
11,550,000 Total Capital International S.A. 3 .127 05/29/50 8,562,347
TOTAL ENERGY 134,686,119
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .7%
6,225,000 Brandywine Operating Partnership LP 3 .950 11/15/27 4,766,727
8,800,000 Federal Realty Investment Trust 1 .250 02/15/26 8,028,728
3,500,000 g HAT Holdings I LLC 3 .375 06/15/26 3,036,250
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 3,043,427
15,000,000 Piedmont Operating Partnership LP 3 .400 06/01/23 14,856,197
9,157,000 Regency Centers LP 3 .750 06/15/24 8,946,100
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 42,677,429
FINANCIAL SERVICES - 3 .0%
9,400,000 i AerCap Ireland Capital DAC SOFR + 0.680% 5 .529 09/29/23 9,314,703
3,419,800 BB Blue Financing DAC 4 .395 09/20/29 3,563,603
10,000,000 BB Blue Financing DAC 4 .395 09/20/37 11,519,300
10,000,000 g BPCE S.A. 2 .045 10/19/27 8,758,532
9,112,000 g BPCE S.A. 3 .116 10/19/32 6,826,549
11,645,000 Community Preservation Corp 2 .867 02/01/30 9,852,515
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,550,659
10,625,000 g Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 10,884,803
7,900,000 Ford Foundation 2 .815 06/01/70 4,908,401
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 9,152,328
5,000,000 International Finance Corp 4 .750 03/16/26 5,113,194
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,564,882
14,500,000 Morgan Stanley 0 .791 01/22/25 13,948,275
11,950,000 Morgan Stanley 0 .985 12/10/26 10,650,361
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 6,182,543
11,600,000 g,i NatWest Markets plc SOFR + 0.530% 5 .251 08/12/24 11,422,740
1,869,000 Reinvestment Fund, Inc 3 .166 11/01/23 1,839,024
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,960,710
2,500,000 Reinvestment Fund, Inc 3 .366 11/01/24 2,433,550
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,778,714
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,749,606
2,945,000 g Starwood Property Trust, Inc 4 .375 01/15/27 2,433,925
10,000,000 Visa, Inc 1 .100 02/15/31 7,982,854
3,450,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 3,239,142
5,425,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 5,108,953
10,000,000 g WLB Asset II D Pte Ltd 6 .500 12/21/26 10,048,284
1,925,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 1,886,478
TOTAL FINANCIAL SERVICES 181,674,628
FOOD, BEVERAGE & TOBACCO - 0 .9%
3,400,000 General Mills, Inc 4 .950 03/29/33 3,452,833
7,000,000 g NBM US Holdings, Inc 6 .625 08/06/29 6,480,460
6,600,000 g Nestle Holdings, Inc 4 .950 03/14/30 6,855,314
11,125,000 g Nestle Holdings, Inc 4 .850 03/14/33 11,633,300
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,766,659

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 20,310,000 PepsiCo, Inc 2 .875% 10/15/49 $ 15,438,645
TOTAL FOOD, BEVERAGE & TOBACCO 53,627,211
HEALTH CARE EQUIPMENT & SERVICES - 0 .5%
14,000,000 CVS Health Corp 5 .050 03/25/48 13,097,087
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,659,828
7,075,000 McKesson Corp 5 .250 02/15/26 7,093,937
10,385,000 Stanford Health Care 3 .027 08/15/51 7,395,573
TOTAL HEALTH CARE EQUIPMENT & SERVICES 29,246,425
HOUSEHOLD & PERSONAL PRODUCTS - 0 .5%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,970,215
12,125,000 Procter & Gamble Co 1 .200 10/29/30 9,906,897
3,000,000 Unilever Capital Corp 0 .626 08/12/24 2,836,064
5,528,000 Unilever Capital Corp 2 .125 09/06/29 4,821,140
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,986,359
9,425,000 Unilever Capital Corp 2 .625 08/12/51 6,509,957
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 34,030,632
INSURANCE - 0 .5%
4,975,000 g Five Corners Funding Trust 4 .419 11/15/23 4,943,508
12,075,000 g Five Corners Funding Trust II 2 .850 05/15/30 10,371,760
5,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 5,144,776
5,000,000 Progressive Corp 3 .700 01/26/45 4,038,780
11,135,000 g USAA Capital Corp 2 .125 05/01/30 9,275,784
TOTAL INSURANCE 33,774,608
MATERIALS - 1 .0%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,790,829
7,000,000 e,g Cemex SAB de C.V. 9 .125 N/A‡ 7,010,173
10,250,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 9,865,625
1,434,000 International Paper Co 4 .800 06/15/44 1,311,299
2,740,000 g LG Chem Ltd 3 .625 04/15/29 2,581,325
5,000,000 Newmont Corp 2 .250 10/01/30 4,200,332
9,875,000 PPG Industries, Inc 1 .200 03/15/26 8,851,393
3,500,000 Sonoco Products Co 1 .800 02/01/25 3,294,181
5,525,000 Sonoco Products Co 2 .250 02/01/27 5,007,496
10,000,000 Teck Resources Ltd 3 .900 07/15/30 9,186,554
TOTAL MATERIALS 62,099,207
MEDIA & ENTERTAINMENT - 0 .3%
10,000,000 Alphabet, Inc 1 .100 08/15/30 8,186,343
11,250,000 e Comcast Corp 4 .650 02/15/33 11,307,340
TOTAL MEDIA & ENTERTAINMENT 19,493,683
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .7%
13,450,000 Amgen, Inc 5 .250 03/02/33 13,818,518
4,800,000 Amgen, Inc 5 .600 03/02/43 4,945,438
10,800,000 Amgen, Inc 5 .650 03/02/53 11,239,572
4,800,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,458,472
10,000,000 Bristol-Myers Squibb Co 3 .550 03/15/42 8,505,010
4,500,000 Eli Lilly & Co 4 .700 02/27/33 4,613,706
4,450,000 Eli Lilly & Co 4 .875 02/27/53 4,601,328
4,650,000 Eli Lilly & Co 4 .950 02/27/63 4,784,365
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,624,691
8,800,000 Merck & Co, Inc 2 .750 12/10/51 6,228,801
7,000,000 PerkinElmer, Inc 2 .250 09/15/31 5,605,142
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,454,341
14,681,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 12,396,545

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 8,500,000 Takeda Pharmaceutical Co Ltd 3 .175% 07/09/50 $ 6,071,343
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 101,347,272
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,728,749
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,728,749
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .3%
10,050,000 e Intel Corp 4 .150 08/05/32 9,694,382
8,158,000 NXP BV 3 .400 05/01/30 7,335,610
2,850,000 g SK Hynix, Inc 2 .375 01/19/31 2,134,095
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19,164,087
SOFTWARE & SERVICES - 0 .0%
3,250,000 Autodesk, Inc 2 .400 12/15/31 2,703,129
TOTAL SOFTWARE & SERVICES 2,703,129
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .1%
5,750,000 Apple, Inc 3 .000 06/20/27 5,553,330
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,553,330
TELECOMMUNICATION SERVICES - 0 .5%
9,000,000 i Verizon Communications, Inc SOFR + 0.790% 5 .617 03/20/26 8,936,105
14,225,000 Verizon Communications, Inc 2 .550 03/21/31 12,118,152
10,000,000 Verizon Communications, Inc 3 .400 03/22/41 7,950,522
TOTAL TELECOMMUNICATION SERVICES 29,004,779
UTILITIES - 7 .9%
8,500,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 6,800,000
12,350,000 Ameren Illinois Co 2 .900 06/15/51 8,521,567
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,787,801
5,420,000 e,g Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 4,864,450
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,241,771
7,500,000 Avangrid, Inc 3 .800 06/01/29 7,039,073
5,025,000 Avista Corp 4 .350 06/01/48 4,502,261
5,025,000 g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 4,252,460
7,050,000 g Brooklyn Union Gas Co 4 .632 08/05/27 6,843,537
10,000,000 g Brooklyn Union Gas Co 4 .866 08/05/32 9,586,080
9,850,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,400,379
2,986,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 2,273,997
2,775,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 2,872,200
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,635,139
8,850,000 g Colbun S.A. 3 .150 01/19/32 7,334,437
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 9,616,803
6,475,000 g Consorcio Transmantaro SA 4 .700 04/16/34 5,924,625
9,350,000 Consumers Energy Co 2 .500 05/01/60 5,475,231
5,213,196 g Continental Wind LLC 6 .000 02/28/33 5,336,270
7,115,000 Dominion Energy, Inc 3 .600 03/15/27 6,842,474
8,325,000 Dominion Energy, Inc 4 .350 N/A‡ 6,886,871
4,850,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 4,703,647
16,725,000 DTE Electric Co 1 .900 04/01/28 14,759,853
9,025,000 DTE Electric Co 3 .250 04/01/51 6,694,209
12,000,000 DTE Energy Co 2 .850 10/01/26 11,212,444
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,808,055
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 934,824
8,850,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 8,525,975
7,059,000 g Electricite de France S.A. 3 .625 10/13/25 6,875,395
2,240,000 Essential Utilities, Inc 3 .351 04/15/50 1,596,539
4,250,000 Evergy, Inc 2 .550 07/01/26 3,984,594
8,882,000 Georgia Power Co 3 .250 04/01/26 8,475,041

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 250,000 Georgia Power Co 3 .250% 03/15/51 $ 178,734
8,700,000 Georgia Power Co 5 .125 05/15/52 8,510,510
7,827,525 g India Cleantech Energy 4 .700 08/10/26 6,913,581
9,700,000 Interstate Power & Light Co 3 .500 09/30/49 7,275,542
7,925,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 7,895,360
14,750,000 g Liberty Utilities Finance GP 2 .050 09/15/30 11,591,233
2,498,000 g Massachusetts Electric Co 1 .729 11/24/30 1,959,529
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,503,439
12,626,000 National Fuel Gas Co 5 .500 01/15/26 12,623,240
200,000 National Fuel Gas Co 3 .950 09/15/27 187,868
3,400,000 National Fuel Gas Co 4 .750 09/01/28 3,279,744
11,274,000 National Fuel Gas Co 2 .950 03/01/31 9,058,663
11,250,000 g New York State Electric & Gas Corp 2 .150 10/01/31 9,006,915
10,500,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 8,519,387
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,593,785
6,675,000 Pacific Gas and Electric Co 6 .700 04/01/53 6,863,629
10,750,000 PacifiCorp 2 .900 06/15/52 7,371,989
7,650,000 PacifiCorp 5 .350 12/01/53 7,828,572
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,997,904
3,625,000 Public Service Co of Colorado 3 .200 03/01/50 2,681,606
2,975,000 Public Service Co of New Hampshire 3 .600 07/01/49 2,383,368
6,150,000 Public Service Electric & Gas Co 3 .200 08/01/49 4,611,393
7,675,000 Public Service Electric and Gas Co 5 .125 03/15/53 7,864,363
7,500,000 San Diego Gas & Electric Co 4 .150 05/15/48 6,503,135
13,988,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,728,822
3,145,710 SCE Recovery Funding LLC 1 .977 11/15/28 2,910,208
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,854,787
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,997,848
3,000,000 Sempra Energy 4 .875 N/A‡ 2,809,691
6,250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,186,859
2,254,674 g Solar Star Funding LLC 3 .950 06/30/35 1,977,995
4,523,320 g Solar Star Funding LLC 5 .375 06/30/35 4,616,039
750,000 Southern California Edison Co 2 .750 02/01/32 643,768
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,659,410
9,538,000 Southern Power Co 4 .150 12/01/25 9,311,668
7,000,000 Southwestern Electric Power Co 3 .250 11/01/51 4,869,572
2,875,000 Southwestern Public Service Co 3 .750 06/15/49 2,256,492
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 13,340,356
4,702,640 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,599,498
15,333,885 g Sweihan PV Power Co PJSC 3 .625 01/31/49 12,568,062
2,000,000 g TerraForm Power Operating LLC 5 .000 01/31/28 1,900,077
7,031,151 g Topaz Solar Farms LLC 4 .875 09/30/39 5,765,544
4,250,710 g Topaz Solar Farms LLC 5 .750 09/30/39 4,024,232
2,775,000 TransAlta Corp 7 .750 11/15/29 2,916,206
8,083,302 g UEP Penonome II S.A. 6 .500 10/01/38 6,064,789
15,000,000 Union Electric Co 2 .150 03/15/32 12,278,629
16,400,000 Union Electric Co 2 .625 03/15/51 10,742,147
3,625,000 g Vistra Corp 7 .000 N/A‡ 3,190,000
TOTAL UTILITIES 481,024,190
TOTAL CORPORATE BONDS 1,710,131,541
(Cost $1,944,112,452)
GOVERNMENT BONDS - 55 .3%
AGENCY SECURITIES - 4 .4%
1,451,000 Canal Barge Co, Inc 4 .500 11/12/34 1,426,754
12,704,236 Crowley Conro LLC 4 .181 08/15/43 12,265,923
358,762 Ethiopian Leasing LLC 2 .566 08/14/26 349,683
23,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 22,916,484
18,700,000 FHLMC 0 .250 08/24/23 18,367,772

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 13,600,000 FHLMC 0 .250% 09/08/23 $ 13,330,488
22,692,000 e FHLMC 0 .250 12/04/23 22,006,572
25,000,000 FHLMC 1 .540 08/17/35 17,796,731
17,500,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 17,298,102
8,600,000 FNMA 0 .625 04/22/25 7,995,917
16,800,000 FNMA 0 .875 08/05/30 13,714,244
9,000,000 FNMA 1 .625 08/24/35 6,472,853
7,909,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 7,674,312
3,883,425 HNA LLC 2 .369 09/18/27 3,752,388
334,875 i Housing and Urban Development Corp Ltd LIBOR 6 M + 0.035% 5 .086 09/15/30 332,698
277,776 i Jupiter Aircraft Leasing LLC LIBOR 3 M + 0.240% 5 .141 08/19/23 277,536
277,773 i Jupiter Aircraft Leasing LLC LIBOR 3 M + 0.240% 5 .187 09/22/23 277,295
12,062,864 Overseas Private Investment Corp (OPIC) 2 .360 10/15/29 11,294,828
828,800 OPIC 4 .140 05/15/30 823,406
8,881,527 OPIC 3 .430 06/01/33 8,433,349
5,429,160 OPIC 2 .040 06/15/35 4,718,277
9,503,607 OPIC 2 .290 07/15/38 8,212,003
5,226,984 OPIC 2 .450 07/15/38 4,569,445
1,765,000 Private Export Funding Corp (PEFCO) 3 .250 06/15/25 1,721,106
11,803,171 Thirax   LLC 0 .968 01/14/33 10,216,540
3,707,323 Thirax 2 LLC 2 .320 01/22/34 3,370,375
3,960,000 Tote Shipholdings LLC 3 .400 10/16/40 3,666,735
2,549,000 Tote Shipholdings LLC 3 .450 01/22/41 2,362,282
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,577,111
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 896,628
1,487,754 United States International Development Finance Corp 1 .050 10/15/29 1,332,484
4,825,146 OPIC 1 .790 10/15/29 4,432,491
4,086,551 United States International Development Finance Corp 1 .670 07/15/38 3,371,070
2,500,000 US Department of Housing and Urban Development
(HUD)
2 .618 08/01/23 2,482,962
2,000,000 HUD 2 .800 08/01/23 1,990,893
352,000 HUD 2 .910 08/01/23 350,502
2,152,000 HUD 2 .960 08/01/24 2,117,152
3,726,000 HUD 2 .870 08/01/27 3,543,706
420,000 HUD 5 .380 08/01/27 422,243
4,675,000 HUD 2 .985 08/01/28 4,452,525
1,931,000 HUD 3 .185 08/01/29 1,843,253
1,750,000 HUD 3 .585 08/01/37 1,571,198
750,000 VCM Lease S.A. 2 .516 09/28/27 727,224
4,110,000 Vessel Management Services, Inc 3 .432 08/15/36 3,828,030
7,695,000 Vessel Management Services, Inc 3 .477 01/16/37 7,186,265
2,365,384 i Washington Aircraft 2 Co Ltd LIBOR 3 M + 0.430% 5 .564 06/26/24 2,363,580
TOTAL AGENCY SECURITIES 270,133,415
FOREIGN GOVERNMENT BONDS - 7 .7%
12,750,000 African Development Bank 0 .750 04/03/23 12,750,000
11,850,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 10,594,724
1,000,000 e Asian Development Bank 2 .125 03/19/25 961,081
9,732,000 Asian Development Bank 1 .750 08/14/26 9,091,324
12,694,000 Asian Development Bank 3 .125 09/26/28 12,284,589
12,500,000 e Asian Development Bank 1 .500 03/04/31 10,664,569
EUR 7,925,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,360,050
7,500,000 g BNG Bank NV 2 .625 02/27/24 7,347,575
CLP 9,475,000,000 g Bonos de la Tesoreria de la Republica en pesos 2 .300 10/01/28 10,299,975
8,500,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 7,756,514
4,750,000 g Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,968,420
5,000,000 g Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,352,407
19,600,000 Canada Government International Bond 2 .875 04/28/25 19,127,377
7,000,000 g CDP Financial, Inc 1 .000 05/26/26 6,350,570
5,975,000 g Central American Bank for Economic Integration 5 .000 02/09/26 6,022,399

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 6,625,000 Council Of Europe Development Bank 3 .000% 06/16/25 $ 6,469,312
12,500,000 g Development Bank of Japan, Inc 0 .500 03/04/24 11,998,494
15,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 14,416,056
1,000,000 European Bank for Reconstruction & Development 1 .500 02/13/25 952,469
1,250,000 European Investment Bank 2 .375 05/24/27 1,185,838
3,725,000 European Investment Bank 0 .625 10/21/27 3,243,062
3,750,000 European Investment Bank 3 .250 11/15/27 3,680,625
10,500,000 European Investment Bank 1 .625 10/09/29 9,263,880
10,279,000 European Investment Bank 0 .750 09/23/30 8,371,189
5,285,000 European Investment Bank 3 .750 02/14/33 5,346,120
9,300,000 g European Stability Mechanism 1 .375 09/11/24 8,898,750
10,875,000 Export Development Canada 3 .375 08/26/25 10,713,431
13,050,000 Export Development Canada 3 .875 02/14/28 13,117,404
3,968,000 Hydro-Quebec 8 .050 07/07/24 4,125,384
2,500,000 Inter-American Development Bank 1 .125 01/13/31 2,070,354
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,280,410
16,750,000 Inter-American Investment Corp 4 .125 02/15/28 16,857,991
3,215,000 i International Bank for Reconstruction & Development 5 .202 06/17/24 3,224,806
4,750,000 International Bank for Reconstruction & Development 3 .125 11/20/25 4,651,913
20,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 18,222,600
5,000,000 International Bank for Reconstruction & Development 0 .000 03/31/28 5,021,505
3,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 2,555,714
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,462,594
10,450,000 g International Development Association 2 .750 04/24/23 10,437,148
3,250,000 e International Finance Corp 2 .125 04/07/26 3,086,395
3,350,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 3,320,922
8,750,000 e Japan International Cooperation Agency 1 .750 04/28/31 7,296,510
6,000,000 g Kommunalbanken AS. 2 .125 02/11/25 5,765,930
6,445,000 g Korea Electric Power Corp 1 .125 06/15/25 5,952,046
9,200,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 5 .708 02/12/24 9,272,636
11,750,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 11,274,782
9,537,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 8,663,075
3,586,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 2,918,237
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,788,012
10,000,000 g Nederlandse Waterschapsbank NV 1 .750 01/15/25 9,554,115
7,750,000 g Nederlandse Waterschapsbank NV 2 .375 03/24/26 7,381,950
11,250,000 g OMERS Finance Trust 3 .500 04/19/32 10,553,698
8,000,000 g OMERS Finance Trust 4 .000 04/19/52 6,776,541
16,375,000 g OPEC Fund for International Development 4 .500 01/26/26 16,366,879
5,900,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 5,843,950
5,000,000 e Province of Quebec Canada 2 .750 04/12/27 4,775,595
15,000,000 e Province of Quebec Canada 1 .900 04/21/31 12,924,873
10,000,000 Republic of Italy Government International Bond 2 .875 10/17/29 8,631,580
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 8,097,438
4,250,000 Seychelles International Bond 6 .500 10/11/28 3,400,000
TOTAL FOREIGN GOVERNMENT BONDS 468,143,787
MORTGAGE BACKED - 22 .0%
2,300,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 1.900% 6 .460 12/25/41 2,204,667
3,000,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.500% 9 .060 01/25/42 2,861,234
7,500,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.100% 7 .660 03/25/42 7,439,930
13,780,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.850% 8 .410 05/25/42 14,008,394
13,713,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.650% 9 .218 06/25/42 14,250,270
5,420,391 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,688,265
6,875,000 FHLMC 3 .740 06/01/37 6,355,561
7,933,202 FHLMC 4 .500 11/01/37 7,907,373
5,646,500 FHLMC 4 .300 12/01/37 5,497,054
83,762 FHLMC 4 .000 06/01/42 81,862
483,052 i FHLMC LIBOR 1 M + 5.920% 1 .236 03/15/44 46,789
765,695 i FHLMC LIBOR 1 M + 9.920% 2 .425 06/15/48 754,468

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 673,363 i FHLMC LIBOR 1 M + 9.840% 2 .345% 10/15/48 $ 646,760
8,460,923 FHLMC 2 .000 09/25/50 986,291
14,805,999 FHLMC 2 .500 02/25/51 2,303,867
8,684,964 FHLMC 3 .000 11/01/51 7,920,450
405,913 FHLMC 3 .000 11/01/51 367,900
1,046,563 FHLMC 3 .000 11/01/51 957,618
1,566,310 FHLMC 3 .000 11/01/51 1,428,431
19,944,593 FHLMC 2 .500 02/01/52 17,308,349
11,498,385 FHLMC 2 .500 03/01/52 9,974,947
14,215 FHLMC 2 .500 04/01/52 12,319
10,428,859 FHLMC 4 .000 04/01/52 9,980,656
20,056,344 FHLMC 3 .500 05/01/52 18,645,335
7,726,887 FHLMC 3 .500 06/01/52 7,215,442
9,448,405 FHLMC 4 .500 06/01/52 9,256,852
9,061,999 FHLMC 4 .500 07/01/52 8,878,651
1,361,596 FHLMC 4 .000 08/25/52 1,193,863
2,510,066 FHLMC 4 .500 10/25/52 2,358,280
10,807,512 FHLMC 6 .000 11/01/52 11,038,986
3,029,740 FHLMC 5 .500 11/25/52 3,175,747
89,410 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 91,409
85,353 FGLMC 4 .500 12/01/43 85,964
79,251 FGLMC 4 .500 02/01/44 79,817
739,058 FGLMC 5 .000 08/01/44 755,605
138,856 FGLMC 3 .500 04/01/45 131,583
2,999,515 FGLMC 3 .500 08/01/45 2,834,870
1,647,833 FGLMC 3 .500 02/01/47 1,567,707
204,900 FGLMC 4 .500 06/01/47 206,524
312,727 FGLMC 4 .000 09/01/47 304,891
65,734 FGLMC 3 .500 12/01/47 62,147
1,380,590 FGLMC 4 .500 08/01/48 1,382,567
59,628 Federal National Mortgage Association (FNMA) 3 .500 07/01/26 58,482
3,734,310 i FNMA 2 .815 02/25/27 3,555,143
9,079,196 i FNMA 3 .302 06/25/28 8,725,070
15,250,000 i FNMA 1 .467 11/25/30 12,542,077
15,500,000 i FNMA 1 .246 01/25/31 12,528,996
253,866 FNMA 3 .500 05/01/32 247,269
3,782,761 FNMA 3 .000 10/01/32 3,617,250
16,345,619 FNMA 4 .000 11/01/37 16,092,078
120,630 FNMA 5 .500 11/01/38 125,239
3,481,070 FNMA 3 .000 05/01/40 3,236,593
979,471 FNMA 3 .500 05/01/40 934,485
271,026 FNMA 5 .000 09/01/40 276,801
412,527 FNMA 5 .000 04/01/41 421,341
12,850,574 FNMA 2 .000 03/01/42 11,046,182
1,367,927 FNMA 4 .000 09/01/42 1,335,462
624,412 i FNMA LIBOR 1 M + 5.950% 1 .105 09/25/43 71,097
41,270,464 FNMA 4 .000 05/01/44 40,191,140
42,820 FNMA 4 .500 06/01/44 42,752
250,510 FNMA 4 .500 06/01/44 250,114
106,852 FNMA 4 .500 08/01/44 106,683
204,846 FNMA 4 .500 11/01/44 204,523
578,800 FNMA 4 .000 01/01/45 565,110
208,441 FNMA 4 .500 03/01/45 208,334
614,499 FNMA 3 .500 01/01/46 580,343
686,696 FNMA 4 .000 04/01/46 668,707
876,442 FNMA 3 .500 06/01/46 827,741
1,236,636 FNMA 3 .500 07/01/46 1,167,912
1,675,978 FNMA 3 .500 07/01/46 1,598,614
1,846,480 FNMA 3 .500 08/01/46 1,743,868
2,381,869 FNMA 3 .000 10/01/46 2,155,444

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 129,307 FNMA 4 .500% 05/01/47 $ 130,041
483,046 FNMA 4 .000 10/01/47 469,802
4,016,791 FNMA 3 .500 11/01/47 3,824,089
244,845 FNMA 4 .500 11/01/47 244,580
94,679 FNMA 3 .500 01/01/48 89,417
3,109,807 FNMA 3 .500 01/01/48 2,933,366
874,415 FNMA 4 .500 01/01/48 874,715
231,385 FNMA 4 .500 02/01/48 231,464
601,231 FNMA 4 .500 05/01/48 601,437
437,776 FNMA 4 .500 05/01/48 437,926
229,004 FNMA 5 .000 08/01/48 233,128
9,708,162 FNMA 4 .500 10/01/48 10,021,026
14,548,346 FNMA 3 .000 07/01/50 13,227,155
4,526,385 FNMA 2 .000 08/25/50 635,487
12,789,045 FNMA 2 .500 11/25/50 1,857,311
4,377,534 FNMA 3 .000 12/25/50 676,284
4,269,516 FNMA 3 .000 02/25/51 773,692
33,785,196 FNMA 2 .000 04/01/51 28,008,071
2,166,164 FNMA 3 .000 09/01/51 1,965,917
4,676,216 FNMA 2 .500 11/25/51 610,365
14,188,394 FNMA 2 .000 12/01/51 11,762,779
3,388,488 FNMA 2 .000 02/01/52 2,812,444
12,651,675 FNMA 2 .500 02/01/52 10,975,402
10,689,611 FNMA 2 .500 02/01/52 9,276,668
12,039,160 FNMA 2 .500 02/01/52 10,424,286
7,756,542 FNMA 3 .500 02/01/52 7,268,361
20,501,255 FNMA 2 .000 03/01/52 16,996,433
4,104,331 FNMA 2 .000 03/01/52 3,402,672
1,874,260 FNMA 2 .500 04/01/52 1,625,390
12,286,966 FNMA 3 .000 04/01/52 11,070,648
12,794,366 FNMA 3 .000 04/01/52 11,518,394
4,318,049 FNMA 3 .000 04/01/52 3,894,765
1,377,073 FNMA 3 .500 04/01/52 1,279,661
12,166,109 FNMA 3 .500 05/01/52 11,305,578
33,974,418 FNMA 3 .500 05/01/52 31,575,530
22,217,154 FNMA 4 .000 05/01/52 21,257,672
16,585,816 FNMA 3 .500 06/01/52 15,444,924
10,724,691 FNMA 4 .000 06/01/52 10,257,092
4,699,952 FNMA 4 .500 06/01/52 4,604,862
19,171,827 FNMA 4 .000 07/01/52 18,341,840
8,397,983 FNMA 4 .000 07/01/52 8,033,550
4,011,912 FNMA 4 .500 07/01/52 3,931,174
30,017,236 FNMA 4 .500 07/01/52 29,410,047
5,186,595 FNMA 4 .500 07/25/52 4,837,621
27,607,002 FNMA 5 .000 08/01/52 27,540,153
2,225,653 FNMA 4 .500 08/25/52 2,018,462
6,668,574 FNMA 3 .500 09/01/52 6,197,691
20,421,610 FNMA 4 .000 09/01/52 19,531,176
154,723,459 FNMA 4 .500 09/01/52 151,589,693
5,199,256 FNMA 5 .000 09/01/52 5,184,928
1,709,359 FNMA 4 .000 09/25/52 1,485,513
1,945,806 FNMA 4 .000 09/25/52 1,809,621
71,381,683 FNMA 4 .000 10/01/52 68,269,294
48,866,056 FNMA 5 .000 10/01/52 48,731,394
1,636,339 FNMA 4 .500 10/25/52 1,622,134
1,866,449 FNMA 4 .500 10/25/52 1,854,455
3,858,494 FNMA 4 .500 11/01/52 3,780,269
3,094,961 FNMA 5 .500 11/25/52 3,177,213
10,813,299 FNMA 5 .500 12/01/52 10,922,026
11,555,998 Freddie Mac Multifamily Variable Rate Certificate 2 .875 07/25/36 10,224,505

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,765,260 Freddie Mac REMICS 3 .000% 10/25/50 $ 2,785,038
1,050,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 1,043,719
1,745,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 5.650% 8 .647 04/25/42 1,705,890
490,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 4.350% 8 .910 04/25/42 482,213
15,185,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.350% 7 .910 05/25/42 15,309,169
975,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.550% 8 .110 08/25/42 955,213
6,385,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.700% 8 .260 09/25/42 6,504,813
9,240,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 2.400% 6 .960 02/25/42 8,987,691
12,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.500% 9 .060 06/25/42 13,091,634
5,020,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.000% 8 .560 07/25/42 5,011,632
574,682 Government National Mortgage Association (GNMA) 2 .690 06/15/33 527,574
29,578 GNMA 5 .000 06/20/42 30,381
8,093,357 GNMA 2 .500 12/20/43 7,341,700
11,383,319 GNMA 2 .750 01/15/45 10,355,012
2,351,107 GNMA 3 .000 03/20/45 2,111,673
525,141 GNMA 4 .000 06/20/46 68,963
2,526,565 GNMA 3 .500 12/20/46 2,402,777
1,719,299 GNMA 3 .500 01/20/47 1,637,006
3,223,134 i GNMA LIBOR 1 M + 6.100% 1 .339 03/20/50 411,713
1,515,482 GNMA 3 .500 10/20/50 1,429,912
4,793,720 GNMA 3 .000 07/20/51 4,386,653
8,716,259 GNMA 3 .000 11/20/51 6,664,236
7,590,587 GNMA 3 .000 01/20/52 5,882,347
4,532,193 GNMA 2 .500 02/20/52 3,875,712
12,969,870 GNMA 2 .500 05/20/52 11,408,998
63,425,717 GNMA 3 .000 05/20/52 57,764,562
17,281,590 GNMA 3 .500 07/20/52 16,198,543
2,300,435 GNMA 4 .000 07/20/52 2,082,387
7,600,022 GNMA 4 .000 08/20/52 7,315,862
35,603,035 GNMA 4 .000 09/20/52 34,271,851
4,075,565 GNMA 4 .500 09/20/52 3,871,665
3,320,746 GNMA 4 .500 09/20/52 3,260,383
2,772,134 GNMA 4 .500 09/20/52 2,659,982
15,144,257 GNMA 5 .000 11/20/52 15,171,670
25,257,910 GNMA 3 .500 12/20/52 23,675,039
16,889,967 GNMA 4 .500 12/20/52 16,634,397
1,089,803 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 861,080
1,991,612 g,i GS Mortgage-Backed Securities Trust 2 .724 01/25/52 1,419,023
4,209,020 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,336,128
3,521,065 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 3,054,179
1,683,794 g,i GS Mortgage-Backed Securities Trust 2 .834 05/28/52 1,293,867
1,325,592 g,i JP Morgan Mortgage Trust 2 .882 08/25/51 1,012,487
1,113,444 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 856,526
5,782,422 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 4,577,613
2,825,808 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 2,378,457
9,104,593 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 7,527,129
4,642,654 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 3,838,267
3,978,306 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 3,289,024
2,839,544 g,i JP Morgan Mortgage Trust 3 .000 12/25/52 2,347,564
2,294,617 g,i JP Morgan Mortgage Trust 5 .000 06/25/53 2,173,612
2,372,732 g,i JP Morgan Mortgage Trust 5 .500 06/25/53 2,284,774
TOTAL MORTGAGE BACKED 1,343,033,878
MUNICIPAL BONDS - 7 .0%
2,000,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,945,904
3,000,000 California Earthquake Authority 1 .477 07/01/23 2,973,333
950,000 California Health Facilities Financing Authority 4 .353 06/01/41 881,938
145,000 g California Municipal Finance Authority 4 .250 11/01/23 143,190
6,400,000 g California Municipal Finance Authority 6 .375 11/15/48 5,597,283
5,825,000 California Municipal Finance Authority 3 .594 08/15/51 4,171,200

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 12,250,000 Chicago Housing Authority 4 .361% 01/01/38 $ 11,598,317
16,465,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 18,139,739
1,000,000 Chicago Park District 4 .095 01/01/26 980,441
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 577,190
1,350,000 Chula Vista Municipal Financing Authority 3 .975 12/01/38 1,212,579
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 648,407
4,300,000 Chula Vista Municipal Financing Authority 4 .275 12/01/48 3,722,089
5,730,000 City & County of Honolulu HI 3 .944 09/01/34 5,390,916
935,000 City & County of San Francisco CA 3 .700 04/01/34 849,928
440,000 City & County of San Francisco CA 3 .750 04/01/35 396,901
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 5,022,794
5,405,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 4,737,679
4,610,000 City & County of San Francisco CA Community Facilities
District
4 .221 09/01/39 4,158,689
5,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 4,106,989
7,805,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 5,720,713
1,225,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 1,301,352
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,679,058
8,885,000 City of Berkeley CA 3 .750 09/01/43 7,373,633
2,490,000 City of Chicago IL 7 .750 01/01/42 2,610,733
650,000 City of Detroit MI 2 .511 04/01/25 593,766
745,000 City of Detroit MI 2 .711 04/01/26 667,665
525,000 City of Detroit MI 3 .644 04/01/34 425,222
2,750,000 City of Florence SC 4 .250 12/01/34 2,628,875
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,463,760
9,060,000 City of Los Angeles CA 3 .880 09/01/38 8,161,677
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,920,994
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 5,188,887
870,000 g City of Miami FL 4 .808 01/01/39 813,152
170,000 City of Mount Shasta CA 4 .000 08/01/29 185,183
190,000 City of Mount Shasta CA 3 .000 08/01/32 193,141
2,685,000 City of Oakland CA 1 .830 01/15/27 2,425,645
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,199,729
12,615,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 10,637,059
22,705,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 17,528,532
5,750,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 4,988,212
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,287,944
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,542,833
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,487,518
360,000 Clean Water Services 5 .701 10/01/30 382,485
2,730,000 Commonwealth Financing Authority 3 .864 06/01/38 2,487,559
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,054,399
5,000,000 County of Alameda CA 3 .820 08/01/38 4,477,189
4,500,000 g County of Fond Du Lac WI 5 .569 11/01/51 4,357,136
3,500,000 g County of Gallatin MT 11 .500 09/01/27 3,674,224
12,020,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 9,927,818
1,495,000 County of Saline AR 4 .000 06/01/37 1,373,047
3,500,000 District of Columbia 3 .432 04/01/42 2,867,649
1,900,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 1,811,872
6,550,000 g Florida Development Finance Corp 7 .250 07/01/57 6,601,921
3,125,000 Florida Development Finance Corp 7 .500 07/01/57 3,086,195
20,000,000 Grant County Public Utility District No 2 2 .918 01/01/40 16,226,242

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 9,405,000 Grant County Public Utility District No 2 3 .210% 01/01/40 $ 7,879,703
9,375,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 7,687,947
13,265,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 11,239,541
1,180,000 Idaho State Building Authority 3 .202 09/01/37 997,434
3,105,000 Jackson County Industrial Development Authority 4 .250 05/01/39 2,922,614
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,936,014
450,000 Klickitat County Public Utilities 3 .688 12/01/38 389,638
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 994,613
7,690,000 Los Angeles Community College District 2 .106 08/01/32 6,387,669
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,094,609
2,490,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,181,326
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,653,943
3,455,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,511,739
2,705,000 Massachusetts St. Water Pollution Abatement 5 .192 08/01/40 2,744,138
6,000,000 Massachusetts Water Resources Authority 3 .104 08/01/39 4,912,727
10,735,000 Metropolitan Transportation Authority 5 .175 11/15/49 9,793,010
700,000 New Jersey Economic Development Authority 5 .198 03/01/31 702,678
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,234,125
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,117,738
1,370,000 New York State Energy Research & Development
Authority
2 .465 10/01/26 1,263,662
1,210,000 New York State Energy Research & Development
Authority
2 .665 10/01/27 1,099,709
1,045,000 New York State Energy Research & Development
Authority
2 .879 10/01/28 939,958
215,000 New York State Energy Research & Development
Authority
4 .577 04/01/35 215,000
2,115,000 New York State Environmental Facilities Corp 3 .420 07/15/26 2,058,544
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,685,119
1,500,000 g Ohio Air Quality Development Authority 4 .250 01/15/38 1,414,809
2,000,000 g Ohio Air Quality Development Authority 4 .500 01/15/48 1,834,750
9,680,000 Ohio State Water Development Authority 4 .879 12/01/34 9,862,556
5,750,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 419,750
2,000,000 †,q Oregon State Business Development Commission 11 .500 04/01/31 120,000
2,665,000 Papio-Missouri River Natural Resource District 2 .198 12/15/25 2,530,691
2,080,000 Papio-Missouri River Natural Resource District 2 .318 12/15/26 1,945,817
3,250,000 Papio-Missouri River Natural Resource District 2 .482 12/15/27 3,001,903
2,725,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 2,724,856
6,920,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 6,522,217
275,000 Pharr Economic Development Corp 3 .216 08/15/27 261,697
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,042,036
405,000 † Public Finance Authority 15 .000 04/30/23 405,000
1,735,000 g Public Finance Authority 7 .500 06/01/29 1,730,957
300,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 276,255
1,750,000 Redevelopment Authority of the City of Philadelphia 3 .172 09/01/41 1,325,490
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3 .300 10/01/39 821,858
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3 .400 10/01/44 1,113,517
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3 .500 10/01/51 5,073,797
995,000 Sales Tax Securitization Corp 5 .293 01/01/41 998,813
1,000,000 San Francisco City & County Redevelopment Agency 3 .533 08/01/25 973,345
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 886,881
250,000 Sangamon County Water Reclamation District 2 .507 01/01/29 227,648
2,500,000 Sangamon County Water Reclamation District 2 .907 01/01/34 2,030,333
2,050,000 Sangamon County Water Reclamation District 3 .272 01/01/37 1,624,701
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,843,683
1,000,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 858,308

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,890,000 South Dakota Housing Development Authority 5 .460% 05/01/53 $ 1,925,441
1,000,000 South Davis Sewer District 4 .125 12/01/32 963,559
1,100,000 South Davis Sewer District 4 .500 12/01/37 1,056,444
2,090,000 State of California 4 .600 04/01/38 2,041,508
2,480,000 State of California 4 .988 04/01/39 2,480,054
2,145,034 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 2,029,787
3,490,000 State of Oregon 4 .142 05/01/28 3,455,650
1,000,000 State of Texas 3 .726 08/01/43 995,205
6,625,000 Stockton Public Financing Authority 3 .610 10/01/40 5,595,000
2,400,000 g Syracuse Industrial Development Agency 5 .000 01/01/36 1,788,000
1,000,000 Texas Water Development Board 3 .500 10/15/37 895,660
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,893,110
3,000,000 Texas Water Development Board 3 .700 10/15/47 2,509,035
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,862,977
2,000,000 University of New Mexico 3 .532 06/20/32 1,900,162
4,400,000 Upper Santa Clara Valley Joint Powers Authority 3 .875 08/01/48 3,637,670
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/42 4,808,924
750,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/46 689,494
750,000 Village of Bellwood IL 5 .375 12/01/32 703,382
4,460,000 Village of Bellwood IL 6 .000 12/01/50 3,773,854
1,000,000 g Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 951,209
1,250,000 g Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,140,092
530,000 Washington County Clean Water Services 5 .078 10/01/24 534,687
1,905,000 †,g,q Washington Economic Development Finance Authority 7 .500 01/01/32 19
650,000 Yuba City Public Financing Authority 3 .960 06/01/32 624,138
1,500,000 Yuba City Public Financing Authority 4 .320 06/01/42 1,382,217
TOTAL MUNICIPAL BONDS 427,760,669
U.S. TREASURY SECURITIES - 14 .2%
2,500,000 United States Treasury Bond 3 .125 05/15/48 2,231,250
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,188,477
58,415,000 e United States Treasury Note 4 .625 02/28/25 58,983,177
620,000 United States Treasury Note 2 .875 04/30/25 605,493
30,249,000 United States Treasury Note 4 .625 03/15/26 30,939,055
3,235,000 United States Treasury Note 0 .500 10/31/27 2,807,121
6,025,000 United States Treasury Note 0 .625 11/30/27 5,251,870
81,211,000 e United States Treasury Note 4 .000 02/29/28 82,676,605
9,000,000 United States Treasury Note 1 .375 10/31/28 7,985,039
26,945,000 United States Treasury Note 4 .000 02/28/30 27,656,516
307,533,400 United States Treasury Note 3 .500 02/15/33 308,013,921
14,543,000 United States Treasury Note 1 .875 02/15/41 10,876,573
9,700,000 United States Treasury Note 2 .250 05/15/41 7,703,543
116,487,800 United States Treasury Note 2 .375 02/15/42 93,672,572
9,000,000 United States Treasury Note 4 .000 11/15/42 9,244,688
46,890,000 United States Treasury Note 3 .875 02/15/43 47,307,614
31,783,000 United States Treasury Note 2 .250 02/15/52 23,700,682
137,547,400 United States Treasury Note 4 .000 11/15/52 145,972,178
TOTAL U.S. TREASURY SECURITIES 867,816,374
TOTAL GOVERNMENT BONDS 3,376,888,123
(Cost $3,541,905,750)
STRUCTURED ASSETS - 13 .5%
ASSET BACKED - 4 .5%
450,000 g AMSR Trust 3 .148 01/19/39 416,722
Series - 2019 SFR1 (Class C)
400,000 g AMSR Trust 3 .247 01/19/39 368,543
Series - 2019 SFR1 (Class D)

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,500,000 g,i BFLD Trust LIBOR 1 M + 2.100% 6 .784% 10/15/35 $ 2,138,961
Series - 2020 EYP (Class C)
94,529 i C-BASS Trust LIBOR 1 M + 0.160% 3 .485 07/25/36 89,337
Series - 2006 CB6 (Class A1)
1,447,025 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 3,618
Series - 2007 1A (Class A2)
1,947,306 Delta Air Lines Pass Through Trust 4 .250 07/30/23 1,928,587
Series - 2015 1 (Class B)
2,850,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 2,790,452
Series - 2019 1 (Class AA)
13,700,000 Delta Air Lines Pass Through Trust 3 .404 04/25/24 13,177,312
Series - 2019 1 (Class A)
6,548,967 Delta Air Lines Pass Through Trust 2 .000 06/10/28 5,762,802
Series - 2020 1 (Class AA)
16,178,747 Delta Air Lines Pass Through Trust 2 .500 06/10/28 14,190,320
Series - 2020 1 (Class A)
843,750 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 815,512
Series - 2015 1A (Class A2II)
766,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 734,275
Series - 2018 1A (Class A2I)
189,623 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .945 05/25/37 185,840
Series - 2007 2 (Class A2C)
3,363,438 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,651,297
Series - 2021 3CS (Class A)
3,629,906 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,800,105
Series - 2021 4GS (Class A)
13,292,384 g GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 10,522,350
Series - 2021 5CS (Class A)
4,836,093 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 3,462,065
Series - 2021 5CS (Class B)
4,704,319 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,856,329
Series - 2022 1GS (Class A)
3,153,851 g GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,421,559
Series - 2022 1GS (Class B)
14,964,494 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 14,259,843
Series - 2022 3CS (Class A)
3,250,000 g Grace Trust 2 .347 12/10/40 2,543,766
Series - 2020 GRCE (Class A)
7,789,000 g GSCG Trust 2 .936 09/06/34 6,852,885
Series - 2019 600C (Class A)
622,634 g HERO Funding Trust 3 .840 09/21/40 595,794
Series - 2015 1A (Class A)
144,470 g HERO Funding Trust 3 .990 09/21/40 136,494
Series - 2014 2A (Class A)
729,714 g HERO Funding Trust 3 .750 09/20/41 694,262
Series - 2016 2A (Class A)
588,233 g HERO Funding Trust 4 .050 09/20/41 567,251
Series - 2016 1A (Class A)
1,471,530 g HERO Funding Trust 3 .080 09/20/42 1,360,349
Series - 2016 3A (Class A1)
1,327,629 g HERO Funding Trust 3 .910 09/20/42 1,256,202
Series - 2016 3A (Class A2)
1,346,559 g HERO Funding Trust 3 .570 09/20/47 1,266,107
Series - 2016 4A (Class A1)
1,347,801 g HERO Funding Trust 3 .710 09/20/47 1,266,871
Series - 2017 1A (Class A1)
199,490 g HERO Funding Trust 4 .290 09/20/47 191,071
Series - 2016 4A (Class A2)
2,280,395 g HERO Funding Trust 3 .190 09/20/48 2,095,987
Series - 2017 3A (Class A1)

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,133,907 g HERO Funding Trust 3 .950% 09/20/48 $ 2,002,690
Series - 2017 3A (Class A2)
861,360 g HERO Funding Trust 4 .070 09/20/48 814,866
Series - 2017 2A (Class A2)
3,095,912 g HERO Funding Trust 4 .670 09/20/48 2,970,771
Series - 2018 1A (Class A2)
2,280,370 g HERO Funding Trust 2 .720 09/20/57 2,015,444
Series - 2020 1A (Class A)
7,375,000 g Hertz Vehicle Financing III LLC 5 .570 09/25/29 7,483,941
Series - 2023 2A (Class A)
22,922 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 22,335
Series - 2003 1 (Class M1)
499,977 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .959 01/17/38 496,504
Series - 2018 SFR4 (Class B)
3,717,446 g Loanpal Solar Loan Ltd 2 .750 07/20/47 3,062,357
Series - 2020 2GF (Class A)
1,918,110 g Loanpal Solar Loan Ltd 2 .290 01/20/48 1,513,461
Series - 2021 1GS (Class A)
2,598,981 g Loanpal Solar Loan Ltd 2 .840 01/20/48 1,955,733
Series - 2021 1GS (Class B)
5,729,156 g Loanpal Solar Loan Ltd 2 .220 03/20/48 4,497,311
Series - 2021 2GS (Class A)
2,442,197 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 1,729,808
Series - 2020 1A (Class R)
1,506,186 g Mosaic Solar Loan Trust 2 .100 04/20/46 1,312,140
Series - 2020 1A (Class A)
1,913,597 g Mosaic Solar Loan Trust 3 .100 04/20/46 1,649,398
Series - 2020 1A (Class B)
5,464,559 g Mosaic Solar Loan Trust 1 .920 06/20/52 4,273,121
Series - 2021 3A (Class B)
4,335,306 g Mosaic Solar Loan Trust 6 .100 06/20/53 4,497,638
Series - 2022 3A (Class A)
1,964,384 g Mosaic Solar Loans LLC 3 .820 06/22/43 1,823,077
Series - 2017 2A (Class A)
3,473,634 g Mosaic Solar Loans LLC 1 .640 04/22/47 2,912,854
Series - 2021 2A (Class A)
290,000 g,i MSCG Trust 3 .462 06/07/35 239,792
Series - 2015 ALDR (Class D)
200,720 g MVW Owner Trust 2 .420 12/20/34 197,702
Series - 2017 1A (Class A)
700,000 g Progress Residential Trust 2 .711 11/17/40 586,350
Series - 2021 SFR9 (Class D)
4,000,000 PSNH Funding LLC 3 .506 08/01/28 3,882,334
Series - 2018 1 (Class A2)
725,679 g Renew 3 .670 09/20/52 637,521
Series - 2017 1A (Class A)
1,955,785 g Renew 3 .950 09/20/53 1,730,100
Series - 2018 1 (Class A)
4,003,897 g Renew 2 .060 11/20/56 3,474,192
Series - 2021 1 (Class A)
10,085,761 SCE Recovery Funding LLC 0 .861 11/15/31 8,582,676
50,574 †,g SolarCity LMC 4 .800 11/20/38 47,823
Series - 2013 1 (Class A)
6,684,520 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,646,993
Series - 2021 C (Class A)
3,790,709 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,276,851
Series - 2022 A (Class A)
5,175,402 g Sunrun Athena Issuer LLC 5 .310 04/30/49 4,976,869
Series - 2018 1 (Class A)

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,552,072 g Sunrun Atlas Issuer LLC 3 .610% 02/01/55 $ 5,836,386
Series - 2019 2 (Class A)
13,512,701 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 12,168,097
Series - 2019 1A (Class A)
5,708,680 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,567,593
Series - 2021 2A (Class A)
6,828,261 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,375,047
Series - 2022 1A (Class A)
9,116,319 g Sunrun Vulcan Issuer LLC 2 .460 01/30/52 7,442,026
Series - 2021 1A (Class A)
1,000,000 g Tesla Auto Lease Trust 2 .330 02/20/24 997,934
Series - 2020 A (Class D)
6,650,000 g Tesla Auto Lease Trust 0 .660 03/20/25 6,445,034
Series - 2021 A (Class A4)
10,250,000 g Tesla Auto Lease Trust 1 .340 03/20/25 9,830,807
Series - 2021 A (Class D)
4,500,000 g Tesla Auto Lease Trust 0 .600 09/22/25 4,301,851
Series - 2021 B (Class A3)
7,000,000 g Tesla Auto Lease Trust 1 .320 09/22/25 6,559,900
Series - 2021 B (Class D)
8,137,378 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 7,857,186
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,123,332
Series - 2021 B (Class A4)
325,000 g Tricon American Homes Trust 2 .049 07/17/38 294,528
Series - 2020 SFR1 (Class B)
5,262,077 g Vivint Colar Financing V LLC 4 .730 04/30/48 4,760,717
Series - 2018 1A (Class A)
9,027,197 g Vivint Colar Financing V LLC 7 .370 04/30/48 8,373,515
Series - 2018 1A (Class B)
4,459,620 g Vivint Solar Financing VII LLC 2 .210 07/31/51 3,497,648
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 278,147,121
OTHER MORTGAGE BACKED - 9 .0%
2,165,000 g,i 20 Times Square Trust 3 .100 05/15/35 2,085,978
Series - 2018 20TS (Class B)
12,174 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 10,975
Series - 2015 6 (Class A9)
4,075,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 6 .934 04/15/34 3,245,094
Series - 2021 ACEN (Class C)
1,900,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 1,290,565
Series - 2021 8 (Class A3)
900,000 g,i BAMLL Commercial Mortgage Securities Trust 3 .596 04/14/33 793,356
Series - 2015 200P (Class D)
464,210 Banc of America Commercial Mortgage Trust 3 .019 07/15/49 445,472
Series - 2016 UB10 (Class ASB)
5,000,000 g BANK 2 .500 10/17/52 3,001,484
Series - 2019 BN21 (Class D)
6,500,000 i BANK 3 .517 10/17/52 4,908,758
Series - 2019 BN21 (Class C)
2,000,000 BANK 3 .203 12/15/52 1,710,559
Series - 2019 BN23 (Class AS)
2,500,000 i BANK 2 .918 12/15/53 1,500,073
Series - 2020 BN30 (Class MCDE)
8,000,000 i BANK 3 .461 11/15/62 6,159,486
Series - 2019 BN22 (Class C)
200,000 g BBCMS Trust 4 .197 08/10/35 188,986
Series - 2015 SRCH (Class A2)

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,250,000 g BBCMS Trust 4 .798% 08/10/35 $ 1,155,920
Series - 2015 SRCH (Class C)
3,000,000 g,i BBCMS Trust 3 .688 02/15/53 2,258,606
Series - 2020 C6 (Class F5TA)
1,000,000 Benchmark Mortgage Trust 3 .419 08/15/52 869,851
Series - 2019 B12 (Class AS)
5,500,000 g,i Benchmark Mortgage Trust 3 .899 03/15/62 3,689,909
Series - 2019 B10 (Class 3CCA)
5,200,000 g BMO 360A 3 .776 02/17/55 4,331,360
Series - 2022 C1 (Class 360A)
3,500,000 †,g,i BMO 360C 3 .939 02/17/55 2,102,105
Series - 2022 C1 (Class 360C)
825,000 g BWAY Mortgage Trust 2 .917 01/10/35 699,600
Series - 2015 1740 (Class A)
2,069,813 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.034% 5 .862 10/15/36 2,047,665
Series - 2019 XL (Class A)
4,250,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.364% 6 .192 10/15/36 4,159,296
Series - 2019 XL (Class C)
10,402,377 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 5 .881 10/15/38 9,850,926
Series - 2021 XL2 (Class C)
12,000,000 g,i BX Commercial Mortgage Trust 6 .667 01/17/39 11,613,247
Series - 2022 AHP (Class B)
4,250,000 g,i BX TRUST 6 .317 01/17/39 4,094,213
Series - 2022 AHP (Class AS)
2,901,500 g,i CCRC Affordable Multifamily Housing Mortgage Trust 5 .696 06/25/34 2,691,413
Series - 2017 Q005 (Class B)
2,000,000 i CD Mortgage Trust 3 .879 11/10/49 1,758,763
Series - 2016 CD2 (Class B)
1,000,000 g,i Century Plaza Towers 2 .997 11/13/39 712,409
Series - 2019 CPT (Class B)
5,000,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 4,680,593
Series - 2015 GC29 (Class B)
4,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 3,442,775
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 4,226,733
Series - 2019 GC41 (Class AS)
5,341,000 g,i Cityline Commercial Mortgage Trust 2 .778 11/10/31 5,175,474
Series - 2016 CLNE (Class A)
3,315,000 g COMM Mortgage Trust 4 .353 08/10/30 3,194,002
Series - 2013 300P (Class A1)
4,375,000 g COMM Mortgage Trust 3 .376 01/10/39 3,727,556
Series - 2022 HC (Class C)
2,000,000 COMM Mortgage Trust 4 .701 03/10/47 1,946,365
Series - 2014 UBS2 (Class B)
2,158,000 g,i COMM Mortgage Trust 4 .697 08/10/47 1,868,793
Series - 2014 CR19 (Class D)
2,000,000 i COMM Mortgage Trust 4 .698 08/10/47 1,912,029
Series - 2014 CR19 (Class B)
253,546 COMM Mortgage Trust 3 .040 02/10/48 247,198
Series - 2015 LC19 (Class ASB)
3,500,000 g,i COMM Mortgage Trust 4 .070 03/10/48 2,731,949
Series - 2015 CR22 (Class D)
2,000,000 i COMM Mortgage Trust 4 .295 05/10/48 1,635,023
Series - 2015 CR23 (Class D)
360,000 i COMM Mortgage Trust 3 .463 08/10/48 289,272
Series - 2015 CR24 (Class D)
2,250,000 COMM Mortgage Trust 3 .263 08/15/57 1,918,829
Series - 2019 GC44 (Class AM)
6,000,000 g,i Commercial Mortgage Pass Through Certificates 3 .896 01/10/39 5,009,452
Series - 2022 HC (Class D)

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 20,447,884 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.500% 8 .060% 03/25/42 $ 20,604,233
Series - 2022 R03 (Class 1M2)
2,000,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.500% 6 .014 04/25/42 1,951,787
Series - 2022 R05 (Class 2B1)
4,300,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.000% 7 .560 04/25/42 4,199,138
Series - 2022 R05 (Class 2M2)
4,085,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .160 07/25/42 4,092,228
Series - 2022 R08 (Class 1M2)
6,970,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.750% 9 .318 09/25/42 7,225,470
Series - 2022 R09 (Class 2M2)
18,860,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.750% 8 .318 12/25/42 19,035,922
Series - 2023 R01 (Class 1M2)
71,063 i Countrywide Home Loan Mortgage Pass Through Trust 3 .996 11/20/34 65,939
Series - 2004 HYB6 (Class A2)
14,000,000 g CPT Mortgage Trust 2 .865 11/13/39 11,399,688
Series - 2019 CPT (Class A)
2,500,000 g,i CPT Mortgage Trust 2 .997 11/13/39 1,686,726
Series - 2019 CPT (Class C)
2,000,000 g,i CPT Mortgage Trust 2 .997 11/13/39 1,268,351
Series - 2019 CPT (Class E)
5,000,000 g,i Credit Suisse Commercial Mortgage Trust 3 .728 11/10/32 4,287,503
Series - 2017 CALI (Class B)
3,000,727 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,475,952
Series - 2021 NQM8 (Class A3)
3,600,000 g,i CSAIL Commercial Mortgage Trust 3 .677 06/15/37 3,025,076
Series - 2017 C8 (Class 85BB)
1,600,000 g,i CSMC Series 3 .388 10/25/59 1,396,545
Series - 2019 NQM1 (Class M1)
3,440,000 g,i DBUBS Mortgage Trust 3 .530 10/10/34 3,110,467
Series - 2017 BRBK (Class D)
102,725,000 g,i DOLP Trust 0 .665 05/10/41 4,082,867
Series - 2021 NYC (Class X)
12,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 6 .005 11/15/38 11,846,412
Series - 2021 ELP (Class C)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .803 11/15/38 7,002,152
Series - 2021 ELP (Class E)
261,299 g,i Flagstar Mortgage Trust 4 .035 10/25/47 232,417
Series - 2017 2 (Class B3)
13,062 g,i Flagstar Mortgage Trust 4 .000 09/25/48 12,243
Series - 2018 5 (Class A11)
1,237,971 g,i Flagstar Mortgage Trust 2 .500 04/25/51 978,151
Series - 2021 2 (Class A4)
3,866,264 g,i Flagstar Mortgage Trust 2 .500 06/01/51 3,054,827
Series - 2021 4 (Class A21)
7,700,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 6,528,463
Series - 2021 P009 (Class A2)
2,347,297 Freddie Mac Multiclass Certificates Series 1 .204 09/25/31 2,054,151
Series - 2021 P011 (Class A1)
7,324,000 i Freddie Mac Multiclass Certificates Series 2 .760 02/25/32 6,428,978
Series - 2022 P013 (Class A2)
6,682,861 Freddie Mac Multifamily ML Certificates 1 .877 07/25/37 5,225,499
Series - 2021 ML08 (Class ML08)
39,758,059 i Freddie Mac Multifamily ML Certificates 1 .769 11/25/37 5,061,996
Series - 2021 ML08 (Class XCA)
3,162,971 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,511,717
Series - 2021 ML08 (Class ML08)
9,989,192 i Freddie Mac Multifamily ML Certificates 3 .650 11/25/38 9,187,603
Series - 2022 ML14 (Class A)
9,883,673 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 7,831,086
Series - 2021 ML12 (Class AUS)

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,928,342 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555% 01/25/36 $ 3,229,426
Series - 2020 Q014 (Class A1)
9,889,195 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 8,739,676
Series - 2022 M068 (Class A)
1,737,157 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,679,456
Series - 2022 M069 (Class A)
6,043,632 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,987,464
Series - 2020 M061 (Class A)
7,590,289 Freddie Mac REMICS 3 .000 09/25/50 5,690,974
Series - 2021 5160 (Class ZG)
2,590,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.500% 7 .060 01/25/42 2,396,120
Series - 2022 DNA1 (Class M2)
6,985,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.900% 7 .460 04/25/42 6,941,778
Series - 2022 DNA3 (Class M1B)
2,530,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.750% 9 .310 02/25/42 2,413,750
Series - 2022 DNA2 (Class B1)
2,500,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 1.250% 5 .934 02/15/38 2,190,474
Series - 2021 GCT (Class B)
2,188,000 g,i GS Mortgage Securities Corp II 4 .577 03/10/33 1,919,523
Series - 2018 GS10 (Class WLSB)
1,500,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 5 .780 10/15/31 1,397,679
Series - 2018 HART (Class A)
93,000 i GS Mortgage Securities Trust 3 .954 11/10/49 77,105
Series - 2016 GS4 (Class C)
78,583 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 74,128
Series - 2019 PJ2 (Class A4)
30,034 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 28,370
Series - 2019 PJ2 (Class A1)
435,626 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 370,883
Series - 2020 PJ4 (Class A4)
681,140 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 579,559
Series - 2020 PJ5 (Class A4)
931,464 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 734,021
Series - 2020 PJ6 (Class A4)
4,875,756 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 3,852,451
Series - 2021 PJ5 (Class A4)
4,946,866 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 4,089,771
Series - 2022 PJ2 (Class A36)
2,066,145 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,708,164
Series - 2022 PJ4 (Class A36)
483,236 g,i GS Mortgage-Backed Securities Trust 3 .641 05/25/50 402,305
Series - 2020 PJ1 (Class B2)
1,039,228 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 820,110
Series - 2021 PJ2 (Class A4)
7,344,315 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,802,918
Series - 2021 PJ6 (Class A4)
9,332,016 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,373,448
Series - 2021 PJ7 (Class A4)
4,352,559 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,439,060
Series - 2021 PJ8 (Class A4)
4,475,668 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 3,700,213
Series - 2022 PJ5 (Class A36)
2,982,195 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 2,465,500
Series - 2022 PJ6 (Class A24)
4,872,734 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 4,165,122
Series - 2023 PJ1 (Class A24)
222,029 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .381 08/19/45 196,065
Series - 2005 11 (Class 2A1A)

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,500,000 g Hudson Yards Mortgage Trust 2 .835% 08/10/38 $ 3,221,237
Series - 2016 10HY (Class A)
2,500,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 2,140,552
Series - 2016 10HY (Class E)
2,500,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 2,242,627
Series - 2016 10HY (Class B)
5,750,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 5,020,139
Series - 2016 10HY (Class C)
11,650,000 g,i Hudson Yards Mortgage Trust 3 .443 07/10/39 9,334,738
Series - 2019 30HY (Class D)
5,545,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 4,697,697
Series - 2019 55HY (Class A)
1,500,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 1,061,338
Series - 2019 55HY (Class D)
5,000,000 †,g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 3,348,457
Series - 2019 55HY (Class E)
11,110 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .505 03/25/35 10,176
Series - 2004 11 (Class 2A1)
440,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 371,693
Series - 2020 NQM1 (Class M1)
5,300,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 6 .055 10/15/33 4,842,215
Series - 2020 609M (Class A)
1,600,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .157 01/15/46 1,547,447
Series - 2013 C13 (Class D)
1,517,620 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 5 .695 12/25/44 1,431,112
Series - 2015 1 (Class B1)
12,294 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 11,131
Series - 2015 3 (Class A19)
219,575 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 199,839
Series - 2015 6 (Class A13)
153,691 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 138,027
Series - 2016 1 (Class A13)
60,338 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 53,589
Series - 2017 2 (Class A13)
530,148 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 467,953
Series - 2018 3 (Class A13)
341,612 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 301,630
Series - 2018 4 (Class A13)
1,183,230 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 1,029,082
Series - 2018 5 (Class A13)
772,789 g,i JP Morgan Mortgage Trust 3 .300 10/26/48 729,868
Series - 2017 5 (Class A2)
45,171 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 42,004
Series - 2018 8 (Class A13)
80,881 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 75,146
Series - 2018 9 (Class A13)
66,863 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 62,655
Series - 2019 1 (Class A3)
107,531 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 100,270
Series - 2019 1 (Class A15)
376,375 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 5 .567 10/25/49 361,712
Series - 2019 INV1 (Class A11)
849,600 g,i JP Morgan Mortgage Trust 3 .832 06/25/50 724,960
Series - 2020 1 (Class B2)
2,933,514 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 2,321,491
Series - 2021 6 (Class A15)
2,044,317 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,615,264
Series - 2021 7 (Class A15)

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,591,539 g,i JP Morgan Mortgage Trust 2 .500% 12/25/51 $ 2,047,637
Series - 2021 8 (Class A15)
1,054,074 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 832,849
Series - 2021 10 (Class A15)
3,602,096 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 2,855,071
Series - 2021 11 (Class A15)
1,005,669 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 796,131
Series - 2021 12 (Class A15)
1,695,427 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,342,173
Series - 2021 14 (Class A15)
5,337,178 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,225,139
Series - 2021 15 (Class A15)
1,995,820 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 1,650,024
Series - 2022 2 (Class A25)
5,737,428 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 4,939,794
Series - 2022 LTV2 (Class A6)
2,400,000 i JPMBB Commercial Mortgage Securities Trust 4 .479 09/15/47 2,244,066
Series - 2014 C23 (Class C)
659,512 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 615,544
Series - 2013 GCP (Class A1)
10,000,000 g Liberty Street Trust 3 .597 02/10/36 9,252,016
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 2 .976 08/15/34 3,793,750
Series - 2017 330M (Class A)
2,350,000 g,i Manhattan West 2 .335 09/10/39 1,790,665
Series - 2020 1MW (Class D)
2,250,000 †,g,i MFT Trust 3 .283 08/10/40 1,475,994
Series - 2020 B6 (Class B)
213,121 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 207,843
Series - 2015 C20 (Class ASB)
3,300,000 g,i Morgan Stanley Capital I Trust 2 .428 04/05/42 2,588,213
Series - 2020 CNP (Class A)
106,067 †,i Morgan Stanley Capital I Trust 5 .674 12/12/49 44,589
Series - 2007 IQ16 (Class AJFX)
1,153,879 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 1,014,532
Series - 2021 4 (Class A4)
3,526,036 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,797,068
Series - 2021 5 (Class A9)
3,517,351 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 3,050,957
Series - 2021 6 (Class A4)
2,262,347 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,790,971
Series - 2021 6 (Class A9)
1,500,000 g,i MSDB Trust 3 .316 07/11/39 1,336,983
Series - 2017 712F (Class A)
3,450,000 g,i Natixis Commercial Mortgage Securities Trust 3 .790 11/15/32 3,293,331
Series - 2018 285M (Class A)
4,250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 7 .107 07/15/36 3,896,739
Series - 2019 MILE (Class C)
4,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 9 .157 07/15/36 3,584,556
Series - 2019 MILE (Class F)
421,693 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 385,468
Series - 2019 NQM4 (Class A3)
425,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 345,601
Series - 2019 NQM4 (Class M1)
45,949 i New York Mortgage Trust LIBOR 1 M + 0.480% 5 .325 02/25/36 44,735
Series - 2005 3 (Class A1)
4,658,067 g,i OBX Trust 2 .500 07/25/51 3,680,449
Series - 2021 J2 (Class A19)
264,201 g,i OBX Trust LIBOR 1 M + 0.650% 5 .495 06/25/57 247,342
Series - 2018 1 (Class A2)

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,327,123 g,i Oceanview Mortgage Trust 2 .500% 05/25/51 $ 1,048,592
Series - 2021 1 (Class A19)
1,447,326 g,i Oceanview Mortgage Trust 4 .500 11/25/52 1,359,092
Series - 2022 1 (Class A1)
14,500,000 g One Bryant Park Trust 2 .516 09/15/54 11,938,414
Series - 2019 OBP (Class A)
2,750,000 g One Market Plaza Trust 3 .614 02/10/32 2,526,460
Series - 2017 1MKT (Class A)
1,000,000 g One Market Plaza Trust 3 .845 02/10/32 916,950
Series - 2017 1MKT (Class B)
4,000,000 g One Market Plaza Trust 4 .016 02/10/32 3,630,610
Series - 2017 1MKT (Class C)
4,549,853 g,i RCKT Mortgage Trust 2 .500 09/25/51 3,601,859
Series - 2021 4 (Class A21)
6,407,710 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,078,841
Series - 2022 2 (Class A22)
4,585,909 g,i RCKT Mortgage Trust 3 .500 06/25/52 3,937,674
Series - 2022 4 (Class A22)
182,213 g,i Sequoia Mortgage Trust 3 .500 05/25/45 165,656
Series - 2015 2 (Class A1)
51,585 g,i Sequoia Mortgage Trust 3 .500 06/25/46 46,496
Series - 2016 1 (Class A19)
211,399 g,i Sequoia Mortgage Trust 3 .726 09/25/47 193,508
Series - 2017 6 (Class B1)
13,199 g,i Sequoia Mortgage Trust 3 .500 03/25/48 11,856
Series - 2018 3 (Class A1)
21,272 g,i Sequoia Mortgage Trust 4 .000 09/25/48 19,882
Series - 2018 7 (Class A19)
37,043 g,i Sequoia Mortgage Trust 4 .000 06/25/49 34,452
Series - 2019 2 (Class A19)
175,312 g,i Sequoia Mortgage Trust 3 .500 12/25/49 157,316
Series - 2019 5 (Class A19)
1,536,574 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,292,925
Series - 2020 3 (Class A19)
2,510,460 g,i Sequoia Mortgage Trust 2 .500 06/25/51 1,983,574
Series - 2021 4 (Class A19)
360,293 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 329,881
Series - 2017 2 (Class A1)
12,900,000 g SLG Office Trust 2 .585 07/15/41 10,312,171
Series - 2021 OVA (Class A)
66,739 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .789 02/25/48 62,330
Series - 2018 SPI1 (Class M2)
1,125,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 5 .941 11/15/36 1,071,799
Series - 2021 LIH (Class AS)
2,000,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.656% 6 .340 11/15/36 1,888,195
Series - 2021 LIH (Class B)
2,050,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.955% 6 .639 11/15/36 1,908,774
Series - 2021 LIH (Class C)
4,000,000 g SUMIT Mortgage Trust 2 .789 02/12/41 3,322,883
Series - 2022 BVUE (Class A)
925,000 g,i Verus Securitization Trust 3 .207 11/25/59 789,076
Series - 2019 4 (Class M1)
454,441 g Verus Securitization Trust 1 .733 05/25/65 416,630
Series - 2020 5 (Class A3)
3,243,313 g,i Verus Securitization Trust 2 .240 10/25/66 2,647,982
Series - 2021 7 (Class A3)
2,711,000 g VNDO Trust 3 .805 01/10/35 2,479,874
Series - 2016 350P (Class A)
3,000,000 g,i VNDO Trust 3 .903 01/10/35 2,626,705
Series - 2016 350P (Class B)

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 481,028 Wells Fargo Commercial Mortgage Trust 2 .514% 08/15/49 $ 460,046
Series - 2016 BNK1 (Class ASB)
425,551 Wells Fargo Commercial Mortgage Trust 3 .185 03/15/59 410,540
Series - 2016 C33 (Class ASB)
25,965 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 24,682
Series - 2019 2 (Class A17)
448,958 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 382,694
Series - 2020 4 (Class A17)
5,792,122 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 4,576,493
Series - 2021 2 (Class A17)
1,484,587 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,176,704
Series - 2022 2 (Class A18)
650,000 i WFRBS Commercial Mortgage Trust 4 .813 12/15/46 609,781
Series - 2013 C18 (Class C)
120,659 g,i WinWater Mortgage Loan Trust 3 .918 06/20/44 101,503
Series - 2014 1 (Class B4)
3,031,181 g,i Woodward Capital Management 3 .000 05/25/52 2,505,998
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 548,434,389
TOTAL STRUCTURED ASSETS 826,581,510
(Cost $945,992,795)
TOTAL BONDS 5,913,601,174
(Cost $6,432,010,997)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.5%
FINANCIAL SERVICES - 0 .1%
176,406 e Morgan Stanley 4,478,948
TOTAL FINANCIAL SERVICES 4,478,948
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
400,000 Brookfield Property Partners LP 6,032,000
645,000 Brookfield Property Partners LP 8,030,250
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,062,250
UTILITIES - 0 .2%
490,000 Brookfield Infrastructure Partners LP 9,167,900
308,000 Brookfield Renewable Partners LP 6,079,920
TOTAL UTILITIES 15,247,820
TOTAL PREFERRED STOCKS 33,789,018
(Cost $50,485,150)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.7%
REPURCHASE AGREEMENT - 0 .5%
$ 33,280,000 r Fixed Income Clearing Corp (FICC) 4 .780 04/03/23 33,280,000
TOTAL REPURCHASE AGREEMENT 33,280,000
TREASURY DEBT - 0 .1%
4,000,000 United States Treasury Bill 0 .000 04/04/23 3,999,489
TOTAL TREASURY DEBT 3,999,489

Core Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .1%
125,014,918 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840% $ 125,014,918
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 125,014,918
TOTAL SHORT-TERM INVESTMENTS 162,294,407
(Cost $162,293,485)
TOTAL INVESTMENTS - 100.7% 6,149,776,176
(Cost $6,686,138,485)
OTHER ASSETS & LIABILITIES, NET - (0.7)% (44,180,815)
NET ASSETS - 100.0% $ 6,105,595,361
CLP Chilean Peso
CME Chicago Mercantile Exchange
CCRC Congregate Care Retirement Center
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $122,673,743.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.780% dated 3/31/23 to be repurchased at $33,280,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 3.000% and maturity date 7/15/25, valued at $33,945,637.

Core Plus Bond Fund March 31, 2023
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 2.7%
AUTOMOBILES & COMPONENTS - 0 .0%
$ 784,418 i Clarios Global LP LIBOR 12 M + 3.250% 8 .090% 04/30/26 $ 781,801
965,051 i Gates Global LLC SOFR 12M + 2.500% 7 .407 03/31/27 960,940
TOTAL AUTOMOBILES & COMPONENTS 1,742,741
CAPITAL GOODS - 0 .1%
492,513 i Chariot Buyer LLC LIBOR 12 M + 3.250% 8 .090 11/03/28 474,290
261,928 i Penn Engineering & Manufacturing Corp LIBOR 4 M + 2.500% 7 .659 06/27/24 261,927
3,054 i Proampac PG Borrower LLC LIBOR 4 M + 3.750% 8 .580 11/03/25 2,994
776,067 i Resideo Funding, Inc LIBOR 4 M + 2.250% 7 .230 02/11/28 771,457
338,636 i SRAM LLC LIBOR 12 M + 2.750% 7 .590 05/18/28 333,980
534,430 i TransDigm, Inc LIBOR 4 M + 2.250% 6 .980 12/09/25 534,241
TOTAL CAPITAL GOODS 2,378,889
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
486,250 i Amentum Government Services Holdings LLC LIBOR 12 M + 4.000% 8 .840 01/29/27 478,349
547,250 i Amentum Government Services Holdings LLC SOFR 2M + 4.000% 9 .033 02/15/29 536,305
981,000 h,i EAB Global, Inc LIBOR 12 M + 3.500% 8 .340 08/16/28 961,135
498,608 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/30/25 499,633
1,123,850 i Prime Security Services Borrower LLC LIBOR 3 M + 2.750% 2 .750 09/23/26 1,121,804
1,000,000 i Sedgwick Claims Management Services, Inc 0 .000 02/24/28 989,585
447,056 i Spin Holdco, Inc LIBOR 4 M + 4.000% 8 .986 03/04/28 377,123
3,677,566 i Trans Union LLC LIBOR 12 M + 2.250% 7 .090 12/01/28 3,656,107
487,737 i West Technology Group LLC SOFR 4M + 4.000% 8 .926 04/10/27 424,331
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,044,372
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .1%
603,251 h,i LS Group OpCo Acquisition LLC LIBOR 4 M + 3.250% 8 .064 11/02/27 599,484
1,480,977 i PetSmart, Inc SOFR 12M + 3.750% 8 .657 02/11/28 1,471,417
950,469 i Staples, Inc LIBOR 4 M + 5.000% 9 .814 04/16/26 877,506
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,948,407
CONSUMER DURABLES & APPAREL - 0 .1%
985,000 i Conair Holdings LLC LIBOR 4 M + 3.750% 8 .909 05/17/28 906,200
605,625 i Crocs, Inc SOFR 12M + 3.500% 8 .407 02/20/29 604,568
871,544 i Weber-Stephen Products LLC LIBOR 12 M + 3.250% 8 .090 10/30/27 754,775
TOTAL CONSUMER DURABLES & APPAREL 2,265,543
CONSUMER SERVICES - 0 .4%
2,493,557 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .590 11/19/26 2,473,820
291,030 i AlixPartners LLP LIBOR 12 M + 2.750% 7 .609 02/04/28 290,416
398,987 i Alterra Mountain Co LIBOR 12 M + 3.500% 8 .340 08/17/28 398,489
1,575,000 i Caesars Entertainment, Inc SOFR 12M + 3.250% 8 .157 02/06/30 1,569,747
438,324 i Carnival Corp LIBOR 12 M + 3.250% 8 .090 10/18/28 429,283
270,000 i Delta 2 Lux Sarl 7 .868 01/15/30 270,451
209,475 i Element Materials Technology Group US Holdings, Inc SOFR 3M + 4.250% 0 .000 04/12/29 207,511
453,863 i Element Materials Technology Group US Holdings, Inc SOFR 4M + 4.250% 8 .930 04/12/29 449,608
1,965,136 i Fertitta Entertainment LLC SOFR 12M + 4.000% 8 .807 01/27/29 1,939,236
4,975,000 i FLUTTER FINANCING BV SOFR 4M + 3.250% 8 .410 07/22/28 4,981,716
480,057 i IRB Holding Corp SOFR 12M + 3.000% 7 .907 12/15/27 472,822
730,846 i KFC Holding Co LIBOR 12 M + 1.750% 6 .511 03/15/28 728,716
643,824 i Life Time, Inc LIBOR 12 M + 4.750% 9 .590 12/16/24 643,959
308,171 i Penn National Gaming, Inc SOFR 12M + 2.750% 7 .657 05/03/29 307,922
1,470,103 i Sophia LP LIBOR 1 M + 3.750% 8 .230 10/07/27 1,455,409
TOTAL CONSUMER SERVICES 16,619,105
ENERGY - 0 .0%
193,674 i DT Midstream, Inc LIBOR 12 M + 2.000% 6 .845 06/26/28 193,985

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 748,072 i Oryx Midstream Services Permian Basin LLC SOFR 12M + 3.250% 8 .193% 10/05/28 $ 736,570
TOTAL ENERGY 930,555
FINANCIAL SERVICES - 0 .0%
361,661 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 7 .090 03/24/25 356,839
TOTAL FINANCIAL SERVICES 356,839
FOOD, BEVERAGE & TOBACCO - 0 .0%
583,501 i Froneri US, Inc LIBOR 4 M + 2.250% 7 .409 01/29/27 576,598
1,063 i Hearthside Food Solutions LLC LIBOR 12 M + 3.688% 8 .528 05/23/25 917
358,499 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .659 03/31/28 323,210
TOTAL FOOD, BEVERAGE & TOBACCO 900,725
HEALTH CARE EQUIPMENT & SERVICES - 0 .2%
2,208,130 i Bausch & Lomb Corp SOFR 4M + 3.250% 8 .457 05/10/27 2,149,857
1 i Da Vinci Purchaser Corp LIBOR 4 M + 4.000% 8 .953 01/08/27 1
602,276 i Global Medical Response, Inc LIBOR 4 M + 4.250% 9 .236 10/02/25 426,613
3,000,000 h,i ICU Medical, Inc SOFR 4M + 2.500% 7 .548 01/08/29 2,968,755
1,891,313 i Onex TSG Intermediate Corp SOFR 4M + 4.750% 9 .688 02/28/28 1,684,214
1,000,000 i Select Medical Corp LIBOR 12 M + 2.500% 7 .350 03/06/25 998,000
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,227,440
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
400,000 i Kronos Acquisition Holdings, Inc LIBOR 4 M + 3.750% 8 .703 12/22/26 385,444
1,925,000 i Kronos Acquisition Holdings, Inc SOFR 4M + 6.000% 11 .023 12/22/26 1,868,453
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,253,897
INSURANCE - 0 .1%
212,820 i Acrisure LLC LIBOR 12 M + 3.500% 8 .340 02/15/27 206,524
731,523 i Asurion LLC LIBOR 12 M + 3.250% 8 .090 12/23/26 680,580
425,000 i Asurion LLC LIBOR 12 + 5.250% 10 .090 01/31/28 355,619
472,769 i HUB International Ltd LIBOR 4 M + 3.250% 8 .058 04/25/25 472,263
1,994,987 i USI, Inc SOFR 4M + 3.750% 8 .648 11/22/29 1,991,785
TOTAL INSURANCE 3,706,771
MATERIALS - 0 .2%
673,591 i Asplundh Tree Expert LLC LIBOR 12 M + 1.750% 6 .590 09/07/27 671,065
651,205 i Berry Global, Inc LIBOR 12 M + 1.750% 6 .650 07/01/26 649,783
1,634,109 i Clydesdale Acquisition Holdings, Inc SOFR 12M + 4.175% 9 .082 04/13/29 1,599,588
200,000 i H.B. Fuller Co SOFR 12M + 2.500% 7 .307 02/15/30 201,250
761,438 i Kloeckner Pentaplast of America, Inc SOFR 2M + 4.750% 10 .129 02/12/26 704,650
442,694 i Messer Industries USA, Inc SOFR 4M + 2.500% 7 .660 03/02/26 442,302
340,031 i Quikrete Holdings, Inc LIBOR 12 M + 2.625% 7 .465 02/01/27 335,515
335,443 i Reynolds Group Holdings, Inc LIBOR 12 M + 3.250% 8 .090 02/05/26 334,629
395,000 h,i TricorBraun Holdings, Inc LIBOR 12 M + 3.250% 8 .090 03/03/28 386,606
291,490 i Tronox Finance LLC LIBOR 4 M + 2.250% 7 .090 03/10/28 285,660
1,442,207 i Zekelman Industries, Inc LIBOR 4 M + 2.000% 7 .018 01/24/27 1,428,146
TOTAL MATERIALS 7,039,194
MEDIA & ENTERTAINMENT - 0 .4%
483,255 i Altice Financing S.A. LIBOR 4 M + 2.750% 7 .580 01/31/26 478,422
603,513 i Arterra Wines Canada, Inc LIBOR 4 M + 3.500% 8 .659 11/24/27 592,801
195,500 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 7 .934 11/30/27 193,872
2,000,000 h,i Centuri Group, Inc LIBOR 4 M + 2.500% 7 .453 08/27/28 1,988,130
20,488 †,i Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7 .000 11/24/27 20,334
262,995 i City Brewing Co LLC LIBOR 4 M + 3.500% 8 .330 04/05/28 111,210
1,712,313 h,i CNT Holdings I Corp LIBOR 1 M + 3.500% 3 .500 11/08/27 1,688,340
735,975 i CSC Holdings LLC LIBOR 12 M + 2.250% 6 .934 07/17/25 703,931
967,669 †,i Diamond Sports Group LLC LIBOR 1 M + 3.250% 8 .314 08/24/26 59,270
692,000 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 9 .840 08/02/27 667,545
961,745 i INEOS US Petrochem LLC LIBOR 1 M + 2.750% 7 .134 01/29/26 953,570

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,786,962 i Mozart Borrower LP LIBOR 12 M + 3.250% 8 .090% 10/23/28 $ 2,720,995
3,482,443 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 8 .090 11/15/28 3,448,281
448,773 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 7 .595 02/15/28 244,000
1,007 i Radiate Holdco LLC LIBOR 12 M + 3.250% 8 .090 09/25/26 828
1,223,536 i Ryan Specialty Group LLC SOFR 12M + 3.000% 7 .907 09/01/27 1,223,922
2,258 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 8 .602 07/30/27 2,206
456,465 i Univision Communications, Inc LIBOR 12 M + 3.250% 8 .090 03/15/26 454,910
2,000,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 7 .184 01/31/28 1,972,000
TOTAL MEDIA & ENTERTAINMENT 17,524,567
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .2%
2,085,899 i Avantor, Inc LIBOR 12 M + 2.250% 7 .090 11/08/27 2,087,046
1,994,492 i Elanco Animal Health Inc SOFR 12M + 1.750% 6 .653 08/01/27 1,954,433
3,862,192 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 8 .340 05/05/28 3,852,131
410,125 i Organon & Co LIBOR 4 M + 3.000% 8 .000 06/02/28 410,466
294,773 i Perrigo Investments LLC SOFR 12M + 2.250% 7 .157 04/20/29 293,299
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,597,375
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
597,695 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 7 .590 08/21/25 584,545
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 584,545
SOFTWARE & SERVICES - 0 .5%
467,000 i,q Avaya Holdings Corp LIBOR 1 M + 4.250% 8 .568 12/15/27 117,334
2,994,145 h,i Boxer Parent Co, Inc LIBOR 12 M + 3.750% 8 .590 10/02/25 2,961,404
748,935 i Camelot Finance S.A. LIBOR 12 M + 3.000% 7 .840 10/30/26 748,231
1,000,000 i Epicor Software Corp LIBOR 12 M + 3.250% 8 .090 07/30/27 984,145
841,500 i Informatica LLC LIBOR 12 M + 2.750% 7 .625 10/27/28 836,939
1,994,962 i Instructure Holdings, Inc LIBOR 4 M + 2.750% 7 .852 10/30/28 1,987,481
504,190 i Light & Wonder, Inc SOFR 12M + 3.000% 7 .960 04/14/29 501,142
1,119 i Magenta Buyer LLC LIBOR 4 M + 4.750% 9 .580 07/27/28 927
4,478,602 i NortonLifeLock, Inc SOFR 12M + 2.000% 6 .907 09/12/29 4,439,974
4,400,000 h,i Open Text Corp SOFR 12M + 3.500% 8 .407 01/31/30 4,394,038
116,700 i Presidio Holdings, Inc SOFR 4M + 3.500% 8 .407 01/22/27 116,281
469,063 i RealPage, Inc LIBOR 12 M + 3.000% 7 .840 04/24/28 456,086
2,014,270 i SS&C Technologies, Inc SOFR 12M + 2.250% 7 .157 03/22/29 2,001,339
3,035,468 i SS&C Technologies, Inc SOFR 12M + 2.250% 7 .157 03/22/29 3,015,980
2,122,205 h,i UKG, Inc LIBOR 6 M + 3.250% 8 .032 05/04/26 2,071,474
TOTAL SOFTWARE & SERVICES 24,632,775
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
564,937 i Ahead DB Holdings LLC LIBOR 4 M + 3.750% 8 .909 10/18/27 555,757
355,939 i Ingram Micro, Inc LIBOR 4 M + 3.500% 8 .659 06/30/28 354,104
450,000 i Match Group Holdings II LLC LIBOR 4 M + 1.750% 6 .713 02/13/27 448,313
394,592 i MLN US Holdco LLC LIBOR 6 M + 4.500% 4 .500 11/30/25 111,472
247,119 i MLN US Holdco LLC 11 .154 10/18/27 141,682
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,611,328
TELECOMMUNICATION SERVICES - 0 .0%
92,693 †,i Avaya, Inc 12 .564 08/15/23 95,937
482,343 i CommScope, Inc LIBOR 12 M + 3.250% 8 .090 04/06/26 465,235
942,347 i SFR Group S.A. LIBOR 4 M + 3.688% 8 .517 01/31/26 918,345
623,553 i Zayo Group Holdings, Inc LIBOR 12 M + 3.000% 7 .840 03/09/27 510,038
TOTAL TELECOMMUNICATION SERVICES 1,989,555
TRANSPORTATION - 0 .1%
550,838 i Air Canada LIBOR 4 M + 3.500% 8 .369 08/11/28 550,667
750,000 i American Airlines, Inc LIBOR 4 M + 4.750% 9 .558 04/20/28 762,709
374,300 i CHG Healthcare Services, Inc LIBOR 12 M + 3.250% 8 .090 09/29/28 371,259
950,204 i Genesee & Wyoming, Inc SOFR 4M + 2.000% 6 .998 12/30/26 945,453
987,500 i Gulf Finance LLC SOFR 12M + 6.750% 11 .672 08/25/26 961,025

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 403,750 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 10 .213% 06/21/27 $ 419,674
261,250 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 8 .558 10/20/27 271,179
982,500 i United Airlines, Inc LIBOR 4 M + 3.750% 8 .568 04/21/28 977,710
596,736 i XPO Logistics, Inc LIBOR 12 M + 1.750% 6 .608 02/24/25 596,288
TOTAL TRANSPORTATION 5,855,964
UTILITIES - 0 .1%
457,071 i AssuredPartners, Inc LIBOR 12 M + 3.500% 8 .340 02/12/27 453,472
383,890 i AssuredPartners, Inc LIBOR 12 M + 3.500% 8 .340 02/12/27 379,930
1,002,000 h,i BroadStreet Partners, Inc LIBOR 12 M + 3.000% 7 .840 01/27/27 983,463
355,099 i BroadStreet Partners, Inc LIBOR 1 M + 3.250% 8 .090 01/27/27 348,221
549,385 i Covanta Holding Corp SOFR 12M + 2.500% 7 .307 11/30/28 547,781
41,463 i Covanta Holding Corp CME Term SOFR 12 + 2.500% 7 .307 11/30/28 41,342
634,979 i Energizer Holdings, Inc SOFR 12M + 2.250% 7 .116 12/22/27 631,407
1,932,508 i Gopher Resource LLC LIBOR 12 M + 3.250% 8 .090 03/06/25 1,476,359
225,118 i Utz Quality Foods LLC SOFR 12M + 3.000% 7 .922 01/20/28 224,538
TOTAL UTILITIES 5,086,513
TOTAL BANK LOAN OBLIGATIONS 124,297,100
(Cost $127,734,115)
BONDS - 93.6%
CORPORATE BONDS - 37 .6%
AUTOMOBILES & COMPONENTS - 0 .8%
4,500,000 g Adient Global Holdings Ltd 4 .875 08/15/26 4,336,875
575,000 Dana, Inc 5 .375 11/15/27 536,448
350,000 e Dana, Inc 5 .625 06/15/28 328,690
325,000 Dana, Inc 4 .250 09/01/30 260,489
1,000,000 e Ford Motor Co 7 .450 07/16/31 1,057,198
1,755,000 Ford Motor Co 3 .250 02/12/32 1,379,354
2,635,000 e Ford Motor Co 6 .100 08/19/32 2,553,463
1,140,000 Ford Motor Credit Co LLC 5 .584 03/18/24 1,128,440
4,900,000 e,g Gates Global LLC 6 .250 01/15/26 4,814,250
2,500,000 General Motors Co 6 .125 10/01/25 2,547,203
4,750,000 General Motors Co 5 .400 10/15/29 4,706,716
3,325,000 General Motors Co 5 .200 04/01/45 2,800,756
5,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 4,394,775
2,250,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 2,003,818
1,225,000 g Kia Corp 2 .750 02/14/27 1,125,494
1,450,000 Magna International, Inc 3 .625 06/15/24 1,424,145
1,000,000 g Nemak SAB de C.V. 3 .625 06/28/31 757,525
TOTAL AUTOMOBILES & COMPONENTS 36,155,639
BANKS - 7 .3%
2,000,000 g Akbank T.A.S. 6 .797 04/27/28 1,992,680
1,500,000 g Akbank T.A.S. 6 .800 06/22/31 1,362,179
4,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .500 N/A‡ 3,630,000
835,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 676,350
1,725,000 g Banco Industrial S.A. 4 .875 01/29/31 1,593,469
3,000,000 g Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 2,751,840
1,380,000 g Banco Mercantil del Norte S.A. 6 .750 N/A‡ 1,308,981
2,400,000 Banco Santander S.A. 5 .294 08/18/27 2,362,183
1,905,000 Banco Santander S.A. 3 .800 02/23/28 1,761,830
2,200,000 Banco Santander S.A. 7 .500 N/A‡ 2,090,000
3,800,000 Banco Santander S.A. 4 .750 N/A‡ 2,949,750
2,000,000 Bancolombia S.A. 4 .625 12/18/29 1,680,000
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,122,002
2,000,000 g Banistmo S.A. 4 .250 07/31/27 1,829,985

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 4,000,000 g Bank Hapoalim BM 3 .255% 01/21/32 $ 3,327,360
3,000,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 2,605,740
19,525,000 Bank of America Corp 0 .810 10/24/24 18,975,899
22,795,000 Bank of America Corp 2 .592 04/29/31 19,304,216
9,225,000 Bank of America Corp 1 .922 10/24/31 7,357,717
3,925,000 Bank of America Corp 2 .572 10/20/32 3,207,954
4,750,000 Bank of America Corp 2 .972 02/04/33 3,999,696
4,400,000 Bank of America Corp 3 .846 03/08/37 3,750,952
5,700,000 Bank of America Corp 2 .676 06/19/41 4,028,728
2,850,000 Bank of America Corp 4 .375 N/A‡ 2,422,893
8,400,000 Bank of America Corp 6 .100 N/A‡ 8,234,772
3,000,000 Barclays plc 3 .932 05/07/25 2,918,489
450,000 Barclays plc 2 .279 11/24/27 395,211
2,225,000 Barclays plc 3 .330 11/24/42 1,596,781
1,855,000 Barclays plc 6 .125 N/A‡ 1,574,926
3,300,000 g BNP Paribas S.A. 2 .819 11/19/25 3,135,666
100,000 g BNP Paribas S.A. 4 .375 05/12/26 94,856
2,150,000 g BNP Paribas S.A. 1 .904 09/30/28 1,828,399
1,800,000 g BNP Paribas S.A. 2 .159 09/15/29 1,500,593
6,600,000 g BNP Paribas S.A. 2 .588 08/12/35 5,068,651
8,000,000 g BNP Paribas S.A. 7 .750 N/A‡ 7,657,600
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,561,382
2,805,000 Citigroup, Inc 4 .300 11/20/26 2,713,204
695,000 Citigroup, Inc 4 .450 09/29/27 673,940
2,135,000 Citigroup, Inc 2 .572 06/03/31 1,801,320
5,000,000 Citigroup, Inc 4 .910 05/24/33 4,907,664
11,800,000 Citigroup, Inc 6 .270 11/17/33 12,761,754
1,750,000 Citigroup, Inc 7 .375 N/A‡ 1,722,280
2,500,000 Citigroup, Inc 6 .300 N/A‡ 2,375,000
5,000,000 Citigroup, Inc 6 .250 N/A‡ 4,787,500
3,700,000 Citigroup, Inc 5 .000 N/A‡ 3,459,500
1,075,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 981,806
4,950,000 Cooperatieve Rabobank UA 3 .750 07/21/26 4,682,604
1,525,000 g DBS Group Holdings Ltd 4 .520 12/11/28 1,515,091
2,450,000 Discover Bank 2 .450 09/12/24 2,322,213
800,000 Discover Bank 4 .250 03/13/26 759,361
1,625,000 Discover Bank 3 .450 07/27/26 1,500,165
1,375,000 Discover Bank 2 .700 02/06/30 1,114,615
2,500,000 g Grupo Aval Ltd 4 .375 02/04/30 1,933,875
2,160,000 g Hana Bank 3 .500 N/A‡ 1,828,637
1,300,000 HSBC Holdings plc 3 .900 05/25/26 1,233,537
4,325,000 HSBC Holdings plc 4 .292 09/12/26 4,141,383
2,250,000 HSBC Holdings plc 2 .013 09/22/28 1,927,438
3,750,000 HSBC Holdings plc 7 .390 11/03/28 3,991,250
1,700,000 HSBC Holdings plc 2 .206 08/17/29 1,425,432
2,200,000 HSBC Holdings plc 3 .973 05/22/30 1,984,838
990,000 Huntington Bancshares, Inc 4 .000 05/15/25 934,348
4,000,000 Huntington Bancshares, Inc 5 .625 N/A‡ 3,400,000
1,100,000 ING Groep NV 3 .950 03/29/27 1,051,231
3,000,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 2,602,306
700,000 JPMorgan Chase & Co 2 .700 05/18/23 697,747
660,000 JPMorgan Chase & Co 3 .900 07/15/25 649,418
350,000 JPMorgan Chase & Co 3 .200 06/15/26 335,392
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 6,169,835
7,805,000 JPMorgan Chase & Co 3 .702 05/06/30 7,255,420
4,275,000 JPMorgan Chase & Co 1 .953 02/04/32 3,439,241
2,750,000 JPMorgan Chase & Co 2 .525 11/19/41 1,898,084
12,350,000 JPMorgan Chase & Co 3 .157 04/22/42 9,384,097
1,250,000 JPMorgan Chase & Co 4 .260 02/22/48 1,086,547
5,250,000 JPMorgan Chase & Co 3 .650 N/A‡ 4,593,750

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 4,000,000 JPMorgan Chase & Co 5 .000 % N/A‡ $ 3,840,400
4,000,000 JPMorgan Chase & Co 6 .100 N/A‡ 3,907,500
890,000 Keycorp 5 .000 N/A‡ 704,515
2,900,000 Lloyds Banking Group plc 6 .750 N/A‡ 2,625,651
3,000,000 Lloyds Banking Group plc 7 .500 N/A‡ 2,783,460
4,175,000 M&T Bank Corp 3 .500 N/A‡ 2,939,174
1,800,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 1,695,819
3,000,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,545,500
1,700,000 NatWest Group plc 5 .516 09/30/28 1,684,432
3,000,000 g NBK SPC Ltd 1 .625 09/15/27 2,666,250
3,000,000 g NBK Tier  Financing Ltd 3 .625 N/A‡ 2,557,932
2,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 2,447,318
5,225,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 4,143,530
3,275,000 e PNC Financial Services Group, Inc 6 .200 N/A‡ 3,081,284
2,500,000 i PNC Financial Services Group, Inc LIBOR 3 M + 3.678% 3 .804 N/A‡ 2,466,586
3,000,000 Royal Bank of Scotland Group plc 6 .000 N/A‡ 2,736,300
2,100,000 g Societe Generale S.A. 9 .375 N/A‡ 1,987,125
1,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 1,465,136
475,000 Toronto-Dominion Bank 3 .625 09/15/31 447,234
5,000,000 Truist Financial Corp 4 .950 N/A‡ 4,621,408
3,055,000 Truist Financial Corp 4 .800 N/A‡ 2,673,125
3,000,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 2,813,880
2,500,000 g Turkiye Vakiflar Bankasi TAO 6 .500 01/08/26 2,336,780
550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 491,710
2,100,000 g UBS Group AG. 3 .179 02/11/43 1,494,388
1,700,000 g United Overseas Bank Ltd 3 .750 04/15/29 1,666,805
3,000,000 g United Overseas Bank Ltd 2 .000 10/14/31 2,656,919
925,000 Wells Fargo & Co 3 .750 01/24/24 913,811
1,050,000 Wells Fargo & Co 3 .550 09/29/25 1,009,611
3,800,000 Wells Fargo & Co 3 .526 03/24/28 3,585,262
5,825,000 Wells Fargo & Co 2 .393 06/02/28 5,245,173
1,500,000 Wells Fargo & Co 5 .875 N/A‡ 1,473,750
7,000,000 Wells Fargo & Co 3 .900 N/A‡ 6,178,970
635,000 Westpac Banking Corp 2 .668 11/15/35 494,593
TOTAL BANKS 331,082,884
CAPITAL GOODS - 1 .1%
3,000,000 g AerCap Global Aviation 6 .500 06/15/45 2,835,480
1,325,000 Air Lease Corp 3 .000 02/01/30 1,133,422
4,100,000 Air Lease Corp 3 .125 12/01/30 3,478,385
1,690,000 g Airbus SE 3 .150 04/10/27 1,612,435
600,000 g BAE Systems plc 1 .900 02/15/31 488,796
10,500,000 Boeing Co 2 .196 02/04/26 9,742,298
1,050,000 Boeing Co 3 .250 02/01/28 978,401
2,350,000 Boeing Co 2 .950 02/01/30 2,073,905
2,300,000 Boeing Co 3 .250 02/01/35 1,877,854
1,375,000 Boeing Co 5 .705 05/01/40 1,390,960
3,375,000 Boeing Co 5 .805 05/01/50 3,397,501
1,160,000 g Chart Industries, Inc 7 .500 01/01/30 1,198,535
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,694,730
1,750,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 1,657,153
800,000 L3Harris Technologies, Inc 3 .850 06/15/23 796,854
500,000 g Land O' Lakes, Inc 8 .000 N/A‡ 457,500
75,000 Lockheed Martin Corp 1 .850 06/15/30 63,649
1,925,000 Northrop Grumman Corp 3 .250 01/15/28 1,829,066
199,000 Raytheon Technologies Corp 3 .650 08/16/23 197,334
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,385,994
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 925,137
2,800,000 Raytheon Technologies Corp 5 .150 02/27/33 2,913,967
1,725,000 Raytheon Technologies Corp 4 .500 06/01/42 1,634,925

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 325,000 g Rolls-Royce plc 5 .750% 10/15/27 $ 323,765
670,000 g Sealed Air Corp 6 .125 02/01/28 677,474
1,325,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 1,253,781
725,000 g WESCO Distribution, Inc 7 .250 06/15/28 744,430
TOTAL CAPITAL GOODS 50,763,731
COMMERCIAL & PROFESSIONAL SERVICES - 0 .5%
2,125,000 g ADT Corp 4 .875 07/15/32 1,874,866
1,395,000 g Albion Financing 1 SARL 6 .125 10/15/26 1,241,608
800,000 g ASGN, Inc 4 .625 05/15/28 746,488
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 844,100
370,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 333,893
745,000 g Garda World Security Corp 7 .750 02/15/28 734,274
250,000 g GFL Environmental, Inc 4 .250 06/01/25 243,933
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 961,000
250,000 g GFL Environmental, Inc 5 .125 12/15/26 244,441
3,150,000 g GFL Environmental, Inc 3 .500 09/01/28 2,850,750
775,000 g Prime Security Services Borrower LLC 5 .250 04/15/24 766,281
2,750,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 2,729,375
1,200,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 1,075,500
2,725,000 e,g Prime Security Services Borrower LLC 6 .250 01/15/28 2,547,875
1,550,000 Republic Services, Inc 2 .900 07/01/26 1,479,159
420,000 g Ritchie Bros Auctioneers, Inc 6 .750 03/15/28 432,529
645,000 e,g Ritchie Bros Auctioneers, Inc 7 .750 03/15/31 675,973
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,271,663
75,000 Verisk Analytics, Inc 3 .625 05/15/50 54,895
850,000 Waste Management, Inc 2 .500 11/15/50 552,010
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 21,660,613
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
2,670,000 e,g Asbury Automotive Group, Inc 4 .625 11/15/29 2,389,650
755,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 661,384
1,950,000 AutoZone, Inc 1 .650 01/15/31 1,552,686
1,350,000 Genuine Parts Co 2 .750 02/01/32 1,121,236
645,000 e,g Hanesbrands, Inc 9 .000 02/15/31 660,319
3,900,000 †,g,q JSM Global Sarl 4 .750 10/20/30 796,575
925,000 g L Brands, Inc 6 .625 10/01/30 901,764
800,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 669,280
2,175,000 g Lithia Motors, Inc 4 .625 12/15/27 2,023,257
1,900,000 g Magic Mergeco, Inc 5 .250 05/01/28 1,583,545
790,000 O'Reilly Automotive, Inc 3 .550 03/15/26 769,157
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,351,488
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,178,017
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,769,277
1,675,000 g Prosus NV 4 .987 01/19/52 1,250,691
5,000,000 g Staples, Inc 7 .500 04/15/26 4,380,650
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 23,058,976
CONSUMER DURABLES & APPAREL - 0 .2%
5,000,000 Lennar Corp 4 .750 11/29/27 4,947,301
369,000 Newell Brands, Inc 4 .875 06/01/25 359,723
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,185,880
5,000,000 PulteGroup, Inc 5 .000 01/15/27 4,958,540
TOTAL CONSUMER DURABLES & APPAREL 11,451,444
CONSUMER SERVICES - 0 .6%
8,000,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 7,852,104
2,830,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 2,765,794
2,000,000 g CDI Escrow Issuer, Inc 5 .750 04/01/30 1,931,680
1,825,000 g Cedar Fair LP 5 .500 05/01/25 1,823,850

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 2,300,000 g ENA Master Trust 4 .000% 05/19/48 $ 1,726,599
150,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 150,000
2,200,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,856,250
1,480,000 g International Game Technology plc 6 .500 02/15/25 1,495,510
400,000 g International Game Technology plc 4 .125 04/15/26 386,100
2,550,000 g Live Nation Entertainment, Inc 6 .500 05/15/27 2,577,397
425,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 361,781
2,150,000 e McDonald's Corp 4 .600 09/09/32 2,175,568
1,665,000 Sands China Ltd 2 .800 03/08/27 1,425,796
2,000,000 e,g Transnet SOC Ltd 8 .250 02/06/28 1,989,780
450,000 g Wynn Macau Ltd 5 .625 08/26/28 382,734
TOTAL CONSUMER SERVICES 28,900,943
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
3,505,000 g Albertsons Cos, Inc 6 .500 02/15/28 3,513,763
2,350,000 Costco Wholesale Corp 1 .600 04/20/30 1,994,968
1,150,000 Diageo Capital plc 2 .000 04/29/30 979,783
1,460,000 Kroger Co 3 .875 10/15/46 1,157,836
675,000 SYSCO Corp 3 .300 07/15/26 648,326
2,250,000 SYSCO Corp 3 .150 12/14/51 1,572,250
1,800,000 e Target Corp 4 .400 01/15/33 1,789,555
2,200,000 Walmart, Inc 1 .050 09/17/26 1,983,220
280,000 Walmart, Inc 2 .375 09/24/29 250,819
5,125,000 Walmart, Inc 1 .800 09/22/31 4,334,353
2,375,000 Walmart, Inc 2 .500 09/22/41 1,795,836
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,020,709
ENERGY - 3 .8%
1,665,000 Apache Corp 5 .100 09/01/40 1,411,087
3,950,000 g Archrock Partners LP 6 .875 04/01/27 3,875,937
375,000 g Archrock Partners LP 6 .250 04/01/28 360,000
550,000 Cenovus Energy, Inc 2 .650 01/15/32 453,885
2,000,000 Cenovus Energy, Inc 5 .400 06/15/47 1,859,365
300,000 Chevron USA, Inc 3 .900 11/15/24 298,851
109,901 o Cloud Peak Energy, Inc 12 .000 05/01/25 101,495
1,500,000 g Cosan Ltd 5 .500 09/20/29 1,357,140
2,125,000 Diamondback Energy, Inc 3 .250 12/01/26 2,013,160
3,000,000 Diamondback Energy, Inc 3 .500 12/01/29 2,741,292
2,200,000 e Diamondback Energy, Inc 3 .125 03/24/31 1,907,708
1,600,000 Diamondback Energy, Inc 4 .250 03/15/52 1,255,319
1,790,000 g DT Midstream, Inc 4 .125 06/15/29 1,569,297
1,490,000 g DT Midstream, Inc 4 .375 06/15/31 1,298,073
2,300,000 Ecopetrol S.A. 6 .875 04/29/30 2,120,117
2,275,000 e Ecopetrol S.A. 4 .625 11/02/31 1,750,541
2,000,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 1,651,103
3,450,000 Enbridge, Inc 5 .700 03/08/33 3,588,496
2,340,000 Enbridge, Inc 5 .750 07/15/80 2,081,881
500,000 g Energean Israel Finance Ltd 4 .875 03/30/26 463,226
897,000 g Energean Israel Finance Ltd 5 .375 03/30/28 803,841
2,900,000 Energy Transfer LP 5 .750 02/15/33 2,970,122
4,200,000 Energy Transfer LP 6 .500 N/A‡ 3,696,000
1,375,000 Energy Transfer Operating LP 2 .900 05/15/25 1,310,364
950,000 Energy Transfer Operating LP 4 .750 01/15/26 938,201
575,000 Energy Transfer Operating LP 5 .500 06/01/27 581,168
2,000,000 Energy Transfer Operating LP 4 .950 06/15/28 1,986,135
575,000 Energy Transfer Operating LP 5 .250 04/15/29 572,781
2,100,000 Energy Transfer Operating LP 6 .250 04/15/49 2,080,527
2,700,000 Energy Transfer Operating LP 5 .000 05/15/50 2,304,526
525,000 g EnLink Midstream LLC 5 .625 01/15/28 514,500
745,000 e,g EnLink Midstream LLC 6 .500 09/01/30 753,351

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,025,000 Enterprise Products Operating LLC 3 .700% 02/15/26 $ 1,000,819
1,550,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,419,976
200,000 Enterprise Products Operating LLC 2 .800 01/31/30 177,363
1,025,000 Enterprise Products Operating LLC 4 .250 02/15/48 873,407
2,105,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,785,969
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,415,557
825,000 Enterprise Products Operating LLC 3 .200 02/15/52 586,797
1,225,000 Enterprise Products Operating LLC 3 .300 02/15/53 886,181
450,000 g EQM Midstream Partners LP 6 .000 07/01/25 444,866
2,000,000 g EQM Midstream Partners LP 4 .500 01/15/29 1,700,000
850,000 g EQT Corp 3 .125 05/15/26 786,208
2,956,704 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,545,585
2,750,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,257,408
675,000 Genesis Energy LP 6 .500 10/01/25 653,837
3,750,000 e Genesis Energy LP 6 .250 05/15/26 3,579,448
450,000 g Hilcorp Energy I LP 5 .750 02/01/29 414,245
450,000 g Hilcorp Energy I LP 6 .000 02/01/31 414,332
475,000 g Holly Energy Partners LP 6 .375 04/15/27 469,716
1,700,000 g KazMunayGas National Co JSC 5 .375 04/24/30 1,519,148
2,000,000 g KazMunayGas National Co JSC 3 .500 04/14/33 1,497,560
715,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 662,215
1,325,000 g Kosmos Energy Ltd 7 .750 05/01/27 1,112,682
1,025,000 g Leviathan Bond Ltd 6 .125 06/30/25 998,666
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 2,097,099
4,150,000 Marathon Petroleum Corp 4 .750 09/15/44 3,575,562
1,650,000 Marathon Petroleum Corp 5 .000 09/15/54 1,419,046
2,625,000 MPLX LP 1 .750 03/01/26 2,395,608
7,275,000 MPLX LP 2 .650 08/15/30 6,169,351
1,550,000 MPLX LP 4 .700 04/15/48 1,301,459
1,617,000 Murphy Oil Corp 5 .875 12/01/27 1,574,850
325,000 Occidental Petroleum Corp 5 .500 12/01/25 324,633
800,000 Occidental Petroleum Corp 5 .550 03/15/26 806,000
2,375,000 Occidental Petroleum Corp 3 .500 08/15/29 2,149,375
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 2,102,770
1,100,000 ONEOK, Inc 4 .000 07/13/27 1,050,575
4,150,000 ONEOK, Inc 4 .550 07/15/28 4,014,596
3,050,000 ONEOK, Inc 4 .350 03/15/29 2,883,983
1,650,000 ONEOK, Inc 4 .500 03/15/50 1,278,043
2,000,000 g Parkland Corp 4 .500 10/01/29 1,777,080
1,260,000 g Parkland Corp 4 .625 05/01/30 1,120,140
4,000,000 g Pertamina Persero PT 1 .400 02/09/26 3,655,017
2,000,000 g Pertamina Persero PT 2 .300 02/09/31 1,643,883
1,200,000 Petrobras Global Finance BV 6 .900 03/19/49 1,078,754
1,992,000 Petroleos Mexicanos 6 .840 01/23/30 1,651,487
2,700,000 e Petroleos Mexicanos 5 .950 01/28/31 2,066,315
4,509,000 Petroleos Mexicanos 6 .700 02/16/32 3,589,220
2,700,000 Phillips 66 2 .150 12/15/30 2,228,085
1,450,000 Phillips 66 3 .300 03/15/52 1,024,965
715,000 g Phillips 66 Co 4 .680 02/15/45 634,994
475,000 Regency Energy Partners LP 4 .500 11/01/23 470,880
5,130,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 5,235,216
3,950,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 3,794,771
3,300,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 3,183,258
640,000 g Santos Finance Ltd 3 .649 04/29/31 534,523
2,675,000 g Saudi Arabian Oil Co 2 .250 11/24/30 2,255,983
820,000 Shell International Finance BV 3 .125 11/07/49 611,576
2,000,000 g SierraCol Energy Andina LLC 6 .000 06/15/28 1,541,350
455,000 Suncor Energy, Inc 6 .800 05/15/38 499,792
1,400,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,334,205
600,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 533,355

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,150,000 Sunoco LP 4 .500% 05/15/29 $ 1,055,493
1,525,000 Targa Resources Corp 4 .200 02/01/33 1,372,030
525,000 Targa Resources Partners LP 6 .500 07/15/27 535,271
2,000,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 1,605,262
3,300,000 Total Capital International S.A. 3 .127 05/29/50 2,446,385
2,000,000 TransCanada Trust 5 .500 09/15/79 1,668,364
1,110,000 g Transocean, Inc 8 .750 02/15/30 1,132,200
1,242,000 g Tullow Oil plc 10 .250 05/15/26 957,582
1,600,000 USA Compression Partners LP 6 .875 04/01/26 1,555,115
1,075,000 USA Compression Partners LP 6 .875 09/01/27 1,027,249
1,800,000 Williams Cos, Inc 2 .600 03/15/31 1,513,796
3,075,000 Williams Cos, Inc 5 .650 03/15/33 3,175,615
TOTAL ENERGY 170,523,635
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .5%
2,050,000 Agree LP 2 .000 06/15/28 1,737,199
350,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 337,318
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 425,993
1,650,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 1,604,911
1,125,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 842,750
875,000 American Tower Corp 5 .000 02/15/24 870,979
1,425,000 American Tower Corp 2 .950 01/15/25 1,371,867
475,000 American Tower Corp 3 .375 10/15/26 450,046
1,200,000 American Tower Corp 3 .600 01/15/28 1,125,853
1,480,000 American Tower Corp 3 .800 08/15/29 1,375,431
4,100,000 American Tower Corp 2 .900 01/15/30 3,565,633
825,000 American Tower Corp 2 .100 06/15/30 674,045
1,390,000 American Tower Corp 1 .875 10/15/30 1,102,432
950,000 Brandywine Operating Partnership LP 4 .100 10/01/24 876,056
1,750,000 Brixmor Operating Partnership LP 3 .850 02/01/25 1,678,859
350,000 Brixmor Operating Partnership LP 2 .250 04/01/28 300,111
775,000 Crown Castle International Corp 3 .650 09/01/27 735,170
2,025,000 Crown Castle International Corp 2 .250 01/15/31 1,678,272
3,525,000 Crown Castle International Corp 2 .100 04/01/31 2,880,370
1,775,000 CubeSmart LP 2 .250 12/15/28 1,523,731
590,000 Equinix, Inc 2 .150 07/15/30 482,416
2,375,000 Essential Properties LP 2 .950 07/15/31 1,743,377
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,644,613
600,000 Federal Realty Investment Trust 1 .250 02/15/26 547,413
1,500,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,447,153
1,500,000 Healthcare Realty Holdings LP 3 .625 01/15/28 1,363,047
525,000 Healthcare Realty Holdings LP 2 .400 03/15/30 419,256
550,000 Healthcare Realty Holdings LP 2 .050 03/15/31 417,012
1,225,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 1,139,525
3,055,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 2,647,242
375,000 Highwoods Realty LP 3 .875 03/01/27 339,600
725,000 Highwoods Realty LP 4 .125 03/15/28 642,229
700,000 Highwoods Realty LP 4 .200 04/15/29 578,079
3,369,000 Highwoods Realty LP 2 .600 02/01/31 2,265,318
460,000 Hudson Pacific Properties LP 3 .950 11/01/27 315,609
1,075,000 Hudson Pacific Properties LP 4 .650 04/01/29 754,390
1,285,000 Life Storage LP 2 .400 10/15/31 1,035,736
1,500,000 Mid-America Apartments LP 4 .300 10/15/23 1,495,668
1,000,000 Mid-America Apartments LP 3 .750 06/15/24 982,436
850,000 Mid-America Apartments LP 4 .000 11/15/25 827,835
3,925,000 Mid-America Apartments LP 2 .750 03/15/30 3,434,382
1,625,000 Mid-America Apartments LP 1 .700 02/15/31 1,287,586
1,000,000 Mid-America Apartments LP 2 .875 09/15/51 643,783
550,000 National Retail Properties, Inc 4 .000 11/15/25 533,834
600,000 National Retail Properties, Inc 3 .600 12/15/26 567,869

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 625,000 ProLogis LP 2 .875% 11/15/29 $ 557,301
875,000 Regency Centers LP 3 .900 11/01/25 839,203
425,000 Regency Centers LP 3 .600 02/01/27 406,745
1,650,000 Regency Centers LP 2 .950 09/15/29 1,428,212
1,700,000 Retail Properties of America, Inc 4 .750 09/15/30 1,536,201
3,500,000 g SBA Tower Trust 1 .631 11/15/26 3,065,134
789,000 g SBA Tower Trust 2 .328 01/15/28 701,391
603,000 SITE Centers Corp 3 .625 02/01/25 570,516
3,820,000 SITE Centers Corp 4 .250 02/01/26 3,644,065
650,000 SITE Centers Corp 4 .700 06/01/27 613,665
400,000 Weingarten Realty Investors 4 .450 01/15/24 393,841
925,000 Weingarten Realty Investors 3 .850 06/01/25 884,465
300,000 Weingarten Realty Investors 3 .250 08/15/26 281,354
650,000 Weyerhaeuser Co 4 .000 03/09/52 525,425
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 68,159,952
FINANCIAL SERVICES - 3 .5%
2,150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 1,925,138
6,600,000 AerCap Ireland Capital DAC 3 .000 10/29/28 5,761,947
1,250,000 AerCap Ireland Capital DAC 3 .300 01/30/32 1,035,534
750,000 AerCap Ireland Capital DAC 3 .850 10/29/41 573,592
2,312,000 American Express Co 3 .700 08/03/23 2,298,063
4,086,000 Bank of New York Mellon Corp 4 .700 N/A‡ 3,866,456
1,850,000 g BBVA Bancomer S.A. 5 .125 01/18/33 1,582,693
75,000 Capital One Financial Corp 3 .750 03/09/27 68,227
3,940,000 e Capital One Financial Corp 3 .950 N/A‡ 2,950,075
6,675,000 Charles Schwab Corp 5 .375 N/A‡ 6,324,563
600,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 528,249
475,000 g Credit Suisse Group AG. 2 .193 06/05/26 422,846
5,900,000 g Credit Suisse Group AG. 1 .305 02/02/27 4,979,600
2,050,000 g Credit Suisse Group AG. 6 .442 08/11/28 2,033,190
4,075,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 3,993,489
2,325,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 2,138,930
2,450,000 Deutsche Bank AG. 5 .371 09/09/27 2,401,024
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 1,927,912
6,400,000 Discover Financial Services 6 .125 N/A‡ 5,907,416
4,550,000 Equitable Holdings, Inc 4 .950 N/A‡ 4,147,022
4,045,000 Ford Motor Credit Co LLC 6 .950 03/06/26 4,105,675
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,060,020
4,525,000 Ford Motor Credit Co LLC 7 .350 03/06/30 4,649,437
1,400,000 Ford Motor Credit Co LLC 4 .000 11/13/30 1,189,618
2,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 1,893,619
800,000 General Motors Financial Co, Inc 6 .050 10/10/25 813,063
6,600,000 General Motors Financial Co, Inc 5 .000 04/09/27 6,521,900
3,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 2,563,523
3,550,000 General Motors Financial Co, Inc 5 .700 N/A‡ 3,055,307
2,000,000 General Motors Financial Co, Inc 5 .750 N/A‡ 1,618,470
1,250,000 Goldman Sachs Group, Inc 4 .000 03/03/24 1,232,315
1,000,000 Goldman Sachs Group, Inc 3 .500 04/01/25 971,003
8,200,000 Goldman Sachs Group, Inc 4 .482 08/23/28 8,020,024
2,500,000 Goldman Sachs Group, Inc 2 .615 04/22/32 2,082,475
710,000 Goldman Sachs Group, Inc 2 .650 10/21/32 586,639
1,065,000 Goldman Sachs Group, Inc 4 .017 10/31/38 920,537
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,223,296
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,117,431
6,050,000 Goldman Sachs Group, Inc 5 .500 N/A‡ 5,836,858
1,250,000 g,i Hestia Re Ltd SOFR + 9.500% 14 .192 04/22/25 1,000,000
925,000 Icahn Enterprises LP 5 .250 05/15/27 867,937
3,850,000 Icahn Enterprises LP 4 .375 02/01/29 3,311,000
3,000,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,486,887

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 4,000,000 ING GROEP NV 6 .500 % N/A‡ $ 3,604,457
425,000 Legg Mason, Inc 3 .950 07/15/24 417,877
3,425,000 g LPL Holdings, Inc 4 .000 03/15/29 3,082,500
500,000 g,i Matterhorn Re Ltd SOFR + 5.250% 5 .889 03/24/25 439,650
1,400,000 g Minejesa Capital BV 4 .625 08/10/30 1,230,023
1,000,000 g Minejesa Capital BV 5 .625 08/10/37 781,193
3,445,000 Morgan Stanley 2 .720 07/22/25 3,320,375
2,650,000 Morgan Stanley 2 .188 04/28/26 2,486,385
1,000,000 Morgan Stanley 4 .679 07/17/26 986,822
6,625,000 Morgan Stanley 3 .125 07/27/26 6,274,117
1,480,000 Morgan Stanley 3 .950 04/23/27 1,430,821
1,300,000 Morgan Stanley 1 .512 07/20/27 1,155,276
425,000 Morgan Stanley 1 .794 02/13/32 333,651
1,325,000 Morgan Stanley 1 .928 04/28/32 1,042,383
1,250,000 Morgan Stanley 2 .239 07/21/32 1,002,948
400,000 Morgan Stanley 6 .342 10/18/33 436,876
1,140,000 Northern Trust Corp 3 .950 10/30/25 1,091,236
2,421,000 Northern Trust Corp 4 .600 N/A‡ 2,205,632
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,128,807
2,375,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,091,728
2,000,000 g REC Ltd 4 .750 05/19/23 1,997,936
2,000,000 g Rocket Mortgage LLC 4 .000 10/15/33 1,587,700
2,100,000 g Societe Generale S.A. 4 .027 01/21/43 1,401,221
600,000 Springleaf Finance Corp 6 .125 03/15/24 584,487
1,350,000 Springleaf Finance Corp 5 .375 11/15/29 1,135,708
2,500,000 g UBS Group AG 7 .000 N/A‡ 2,371,775
550,000 Visa, Inc 2 .700 04/15/40 436,787
260,000 Voya Financial, Inc 5 .700 07/15/43 256,753
TOTAL FINANCIAL SERVICES 157,308,124
FOOD, BEVERAGE & TOBACCO - 1 .0%
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 5,698,396
1,745,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,592,172
3,700,000 BAT Capital Corp 2 .259 03/25/28 3,172,190
3,650,000 BAT Capital Corp 4 .906 04/02/30 3,524,516
3,735,000 BAT Capital Corp 2 .726 03/25/31 3,027,645
4,400,000 BAT International Finance plc 4 .448 03/16/28 4,182,226
2,700,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,288,250
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,700,802
3,000,000 g Coca-Cola Icecek AS. 4 .500 01/20/29 2,684,788
450,000 Constellation Brands, Inc 4 .400 11/15/25 443,898
450,000 Constellation Brands, Inc 3 .700 12/06/26 435,043
1,625,000 Constellation Brands, Inc 3 .150 08/01/29 1,485,695
2,350,000 Constellation Brands, Inc 2 .875 05/01/30 2,061,203
1,700,000 Constellation Brands, Inc 2 .250 08/01/31 1,396,633
450,000 g Corp Lindley S.A. 4 .625 04/12/23 445,676
1,650,000 Diageo Capital plc 2 .125 10/24/24 1,586,019
2,425,000 Diageo Capital plc 2 .375 10/24/29 2,130,728
1,700,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,500,101
2,500,000 g MARB BondCo plc 3 .950 01/29/31 1,900,902
1,500,000 g Primo Water Holdings, Inc 4 .375 04/30/29 1,308,886
3,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 2,884,704
TOTAL FOOD, BEVERAGE & TOBACCO 45,450,473
HEALTH CARE EQUIPMENT & SERVICES - 1 .8%
450,000 Abbott Laboratories 5 .300 05/27/40 483,435
4,200,000 Anthem, Inc 2 .250 05/15/30 3,606,027
1,660,000 Becton Dickinson & Co 2 .823 05/20/30 1,481,175
1,200,000 Boston Scientific Corp 2 .650 06/01/30 1,060,267
1,640,000 Centene Corp 2 .450 07/15/28 1,426,800

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 6,410,000 Centene Corp 3 .000% 10/15/30 $ 5,397,739
2,750,000 g CHS/Community Health Systems, Inc 8 .000 03/15/26 2,657,848
1,250,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 980,563
1,525,000 Cigna Corp 3 .200 03/15/40 1,194,546
7,450,000 CVS Health Corp 1 .750 08/21/30 6,056,448
5,175,000 CVS Health Corp 4 .780 03/25/38 4,933,226
1,400,000 CVS Health Corp 2 .700 08/21/40 1,001,230
8,425,000 CVS Health Corp 5 .050 03/25/48 7,881,640
1,575,000 Elevance Health, Inc 5 .125 02/15/53 1,568,847
4,630,000 Encompass Health Corp 4 .500 02/01/28 4,315,577
9,000,000 HCA, Inc 3 .500 09/01/30 8,016,210
2,075,000 g HCA, Inc 3 .625 03/15/32 1,829,176
1,320,000 HCA, Inc 5 .500 06/15/47 1,239,070
1,700,000 g HCA, Inc 4 .625 03/15/52 1,411,496
3,500,000 g Hologic, Inc 3 .250 02/15/29 3,113,836
1,800,000 Humana, Inc 3 .950 03/15/27 1,742,219
2,000,000 Humana, Inc 2 .150 02/03/32 1,621,315
1,700,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 1,351,585
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,272,050
375,000 Tenet Healthcare Corp 4 .625 06/15/28 345,885
3,400,000 e Tenet Healthcare Corp 6 .125 10/01/28 3,258,628
5,600,000 Tenet Healthcare Corp 4 .375 01/15/30 5,026,000
2,650,000 UnitedHealth Group, Inc 2 .950 10/15/27 2,502,340
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 3,105,832
1,085,000 UnitedHealth Group, Inc 3 .750 10/15/47 910,556
TOTAL HEALTH CARE EQUIPMENT & SERVICES 81,791,566
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
875,000 Church & Dwight Co, Inc 2 .300 12/15/31 734,211
1,850,000 Church & Dwight Co, Inc 5 .000 06/15/52 1,836,109
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,570,320
INSURANCE - 1 .1%
2,550,000 g Acrisure LLC 4 .250 02/15/29 2,173,875
150,000 Aetna, Inc 6 .625 06/15/36 166,325
53,000 Aflac, Inc 6 .450 08/15/40 56,450
1,000,000 g,i Alamo Re Ltd 12 .025 06/07/25 945,800
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 738,944
4,360,000 g Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,310,950
325,000 g AmWINS Group, Inc 4 .875 06/30/29 287,625
1,250,000 Aon Corp 2 .800 05/15/30 1,104,605
1,450,000 Aon Corp 5 .350 02/28/33 1,501,919
2,425,000 Aon plc 3 .500 06/14/24 2,379,911
500,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 449,642
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,747,269
400,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 334,479
700,000 CNA Financial Corp 3 .950 05/15/24 688,842
550,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 508,679
1,690,000 g Five Corners Funding Trust II 2 .850 05/15/30 1,451,617
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 6,535,492
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 211,057
850,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 571,479
2,000,000 g High Street Funding Trust I 4 .111 02/15/28 1,907,789
1,521,000 g Liberty Mutual Group, Inc 4 .569 02/01/29 1,464,664
1,750,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 1,325,474
1,750,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 1,664,394
375,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 365,220
1,400,000 MetLife, Inc 3 .600 04/10/24 1,377,182
260,000 MetLife, Inc 3 .600 11/13/25 254,372
625,000 MetLife, Inc 5 .000 07/15/52 584,714

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 3,920,000 MetLife, Inc 3 .850 % N/A‡ $ 3,453,729
500,000 Principal Financial Group, Inc 2 .125 06/15/30 417,128
2,100,000 Prudential Financial, Inc 5 .200 03/15/44 1,995,000
500,000 Prudential Financial, Inc 3 .905 12/07/47 395,622
4,000,000 Prudential Financial, Inc 5 .125 03/01/52 3,524,364
1,050,000 Reinsurance Group of America, Inc 3 .900 05/15/29 989,846
700,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 656,250
850,000 Willis North America, Inc 3 .600 05/15/24 837,388
TOTAL INSURANCE 48,378,096
MATERIALS - 2 .0%
2,650,000 Albemarle Corp 4 .650 06/01/27 2,606,291
1,125,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,012,586
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 3,077,991
875,000 g Anglo American Capital plc 3 .875 03/16/29 804,697
1,350,000 g Anglo American Capital plc 2 .625 09/10/30 1,123,241
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,044,966
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,312,084
1,225,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 1,054,189
3,570,000 Ball Corp 6 .875 03/15/28 3,694,950
2,425,000 Ball Corp 2 .875 08/15/30 2,019,916
270,000 Bemis Co, Inc 3 .100 09/15/26 254,468
1,200,000 Bemis Co, Inc 2 .630 06/19/30 1,006,670
5,375,000 Berry Global, Inc 1 .570 01/15/26 4,879,479
3,125,000 Berry Global, Inc 1 .650 01/15/27 2,735,823
1,145,000 g CANPACK S.A. 3 .125 11/01/25 1,040,553
1,500,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 1,379,952
1,500,000 g Cemex SAB de C.V. 5 .450 11/19/29 1,412,179
875,000 g Cemex SAB de C.V. 9 .125 N/A‡ 876,272
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,323,984
725,000 e,g Constellium SE 3 .750 04/15/29 628,002
2,000,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,792,723
5,805,000 DowDuPont, Inc 4 .493 11/15/25 5,796,074
1,605,000 DowDuPont, Inc 4 .725 11/15/28 1,619,789
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,790,671
1,785,000 g Freeport Indonesia PT 5 .315 04/14/32 1,661,997
1,850,000 g GCC SAB de C.V. 3 .614 04/20/32 1,552,190
1,250,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,262,909
1,785,000 g Mauser Packaging Solutions Holding Co 7 .875 08/15/26 1,785,000
485,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 454,573
2,000,000 g Mineral Resources Ltd 8 .000 11/01/27 2,056,940
377,000 Mosaic Co 4 .875 11/15/41 338,514
1,200,000 Newmont Corp 2 .250 10/01/30 1,008,080
1,665,000 Newmont Corp 2 .600 07/15/32 1,393,581
3,000,000 g Nova Chemicals Corp 4 .875 06/01/24 2,959,710
2,500,000 Nutrien Ltd 2 .950 05/13/30 2,200,677
1,920,000 g OCI NV 4 .625 10/15/25 1,822,308
1,100,000 g OCP S.A. 3 .750 06/23/31 898,081
2,000,000 Olin Corp 5 .125 09/15/27 1,918,174
1,975,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,759,040
2,900,000 g PolyOne Corp 5 .750 05/15/25 2,869,657
2,075,000 e Sasol Financing USA LLC 4 .375 09/18/26 1,875,509
3,000,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 2,098,758
2,200,000 g Standard Industries, Inc 5 .000 02/15/27 2,089,384
3,000,000 e Suzano Austria GmbH 3 .125 01/15/32 2,454,802
911,000 g Tronox, Inc 4 .625 03/15/29 762,871
2,675,000 g UltraTech Cement Ltd 2 .800 02/16/31 2,145,992
815,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 651,230
1,000,000 WRKCo, Inc 4 .900 03/15/29 983,368

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,500,000 WRKCo, Inc 3 .000% 06/15/33 $ 1,229,541
TOTAL MATERIALS 88,520,436
MEDIA & ENTERTAINMENT - 2 .3%
875,000 Activision Blizzard, Inc 3 .400 09/15/26 847,246
1,100,000 Activision Blizzard, Inc 1 .350 09/15/30 891,037
2,030,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,402,698
3,980,280 g Alfa Desarrollo S.p.A 4 .550 09/27/51 2,918,700
2,500,000 g Arches Buyer, Inc 4 .250 06/01/28 2,089,375
1,500,000 g BOC Aviation USA Corp 1 .625 04/29/24 1,439,175
500,000 g,i Bonanza RE Ltd SOFR + 5.750% 10 .440 03/16/25 411,900
1,175,000 g Cable Onda S.A. 4 .500 01/30/30 971,842
6,000,000 g CCO Holdings LLC 5 .125 05/01/27 5,670,000
1,800,000 g CCO Holdings LLC 4 .500 08/15/30 1,521,000
2,200,000 e Charter Communications Operating LLC 4 .400 04/01/33 1,952,305
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,378,257
1,465,000 Charter Communications Operating LLC 5 .125 07/01/49 1,159,640
8,150,000 Charter Communications Operating LLC 4 .800 03/01/50 6,211,875
5,000,000 Comcast Corp 4 .150 10/15/28 4,946,126
2,975,000 Comcast Corp 3 .200 07/15/36 2,506,362
1,000,000 Comcast Corp 3 .900 03/01/38 895,091
15,185,000 Comcast Corp 2 .887 11/01/51 10,366,784
5,000,000 g CSC Holdings LLC 5 .500 04/15/27 4,210,500
1,225,000 g CT Trust 5 .125 02/03/32 1,024,810
985,000 g DIRECTV Holdings LLC 5 .875 08/15/27 892,114
1,300,000 e,g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,135,134
3,000,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 2,330,913
2,000,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 1,896,184
3,200,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 2,906,220
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,176,443
3,000,000 Lamar Media Corp 4 .875 01/15/29 2,823,150
1,000,000 Lamar Media Corp 4 .000 02/15/30 885,700
825,000 Lamar Media Corp 3 .625 01/15/31 709,500
1,275,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,074,538
1,500,000 g Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,409,624
5,000,000 g Magallanes, Inc 3 .755 03/15/27 4,708,642
6,475,000 g Magallanes, Inc 5 .050 03/15/42 5,415,913
725,000 g Magallanes, Inc 5 .141 03/15/52 587,419
2,000,000 g Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,769,977
2,445,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,188,275
825,000 g News Corp 3 .875 05/15/29 733,219
3,500,000 Paramount Global 6 .375 03/30/62 2,773,750
1,830,000 S&P Global, Inc 4 .250 05/01/29 1,801,563
590,000 g Sirius XM Radio, Inc 3 .125 09/01/26 532,180
2,725,000 g Sirius XM Radio, Inc 4 .000 07/15/28 2,340,612
1,575,000 g Sirius XM Radio, Inc 4 .125 07/01/30 1,287,563
1,230,000 Time Warner Cable LLC 5 .875 11/15/40 1,114,790
475,000 Time Warner Cable LLC 4 .500 09/15/42 364,777
1,275,000 g Univision Communications, Inc 4 .500 05/01/29 1,071,000
2,000,000 g UPC Broadband Finco BV 4 .875 07/15/31 1,729,460
1,500,000 g,i Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8 .184 01/05/27 1,498,200
2,000,000 g VZ Secured Financing BV 5 .000 01/15/32 1,631,430
125,000 Walt Disney Co 7 .625 11/30/28 142,949
1,825,000 Weibo Corp 3 .375 07/08/30 1,484,910
TOTAL MEDIA & ENTERTAINMENT 105,230,872
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
850,000 AbbVie, Inc 2 .850 05/14/23 847,492
2,625,000 AbbVie, Inc 3 .800 03/15/25 2,582,184

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 8,725,000 AbbVie, Inc 4 .050% 11/21/39 $ 7,793,466
5,975,000 Amgen, Inc 5 .250 03/02/33 6,138,709
5,350,000 Amgen, Inc 5 .650 03/02/53 5,567,751
625,000 AstraZeneca Finance LLC 2 .250 05/28/31 537,718
6,000,000 AstraZeneca plc 1 .375 08/06/30 4,891,111
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,421,250
2,040,000 e,g Avantor Funding, Inc 3 .875 11/01/29 1,825,800
750,000 Bristol-Myers Squibb Co 2 .350 11/13/40 540,386
1,700,000 Bristol-Myers Squibb Co 3 .550 03/15/42 1,445,852
1,090,000 Danaher Corp 2 .800 12/10/51 760,269
850,000 Eli Lilly & Co 4 .875 02/27/53 878,905
450,000 Gilead Sciences, Inc 4 .000 09/01/36 416,168
900,000 Johnson & Johnson 3 .400 01/15/38 808,558
1,325,000 Merck & Co, Inc 2 .750 12/10/51 937,859
1,450,000 Mylan, Inc 4 .550 04/15/28 1,390,842
2,000,000 g Organon Finance   LLC 4 .125 04/30/28 1,828,220
3,150,000 g Organon Finance   LLC 5 .125 04/30/31 2,796,074
6,950,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 5,868,537
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 2,715,000
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 975,432
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 52,967,583
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
1,850,000 g Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 1,656,259
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,113,000
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,082,347
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,851,606
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
3,736,000 g Broadcom, Inc 3 .187 11/15/36 2,831,206
8,558,000 g Broadcom, Inc 4 .926 05/15/37 7,782,516
1,035,000 Intel Corp 3 .734 12/08/47 821,387
3,595,000 NVIDIA Corp 2 .000 06/15/31 3,024,608
1,425,000 NXP BV 3 .875 06/18/26 1,376,161
1,175,000 NXP BV 4 .400 06/01/27 1,160,799
725,000 NXP BV 3 .400 05/01/30 651,914
1,575,000 NXP BV 3 .125 02/15/42 1,116,946
700,000 Texas Instruments, Inc 2 .625 05/15/24 683,920
505,000 Texas Instruments, Inc 4 .150 05/15/48 469,624
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19,919,081
SOFTWARE & SERVICES - 0 .7%
2,975,000 Adobe, Inc 2 .300 02/01/30 2,642,213
265,000 g CA Magnum Holdings 5 .375 10/31/26 232,062
2,135,000 Fiserv, Inc 3 .500 07/01/29 1,981,677
900,000 g Gartner, Inc 3 .750 10/01/30 807,858
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,219,079
3,000,000 Microsoft Corp 2 .400 08/08/26 2,855,152
1,165,000 Microsoft Corp 3 .300 02/06/27 1,142,881
1,149,000 Microsoft Corp 2 .525 06/01/50 813,011
2,270,000 g NortonLifeLock, Inc 6 .750 09/30/27 2,281,804
565,000 g Open Text Corp 6 .900 12/01/27 582,854
2,830,000 g Open Text Corp 3 .875 12/01/29 2,382,221
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 471,823
3,450,000 Oracle Corp 4 .900 02/06/33 3,379,161
2,450,000 Oracle Corp 5 .550 02/06/53 2,332,501
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,127,168
4,100,000 Roper Technologies, Inc 2 .000 06/30/30 3,377,209

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 3,525,000 salesforce.com, Inc 2 .700% 07/15/41 $ 2,648,070
TOTAL SOFTWARE & SERVICES 30,276,744
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .7%
3,000,000 g Ahead DB Holdings LLC 6 .625 05/01/28 2,484,426
1,470,000 Amphenol Corp 2 .800 02/15/30 1,318,604
5,575,000 Apple, Inc 2 .450 08/04/26 5,306,380
10,350,000 Apple, Inc 2 .050 09/11/26 9,679,024
1,000,000 Apple, Inc 3 .850 05/04/43 908,695
640,000 Apple, Inc 4 .650 02/23/46 644,482
290,000 Corning, Inc 4 .375 11/15/57 245,282
1,805,000 Dell International LLC 5 .300 10/01/29 1,818,613
875,000 Flex Ltd 4 .875 06/15/29 847,272
4,125,000 g Imola Merger Corp 4 .750 05/15/29 3,690,184
1,500,000 g Lenovo Group Ltd 3 .421 11/02/30 1,257,082
975,000 g Sensata Technologies BV 4 .000 04/15/29 880,888
450,000 Tyco Electronics Group S.A. 3 .700 02/15/26 441,309
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 29,522,241
TELECOMMUNICATION SERVICES - 2 .2%
3,075,000 g America Movil SAB de C.V. 5 .375 04/04/32 2,748,281
6,563,000 AT&T, Inc 2 .550 12/01/33 5,278,950
2,085,000 AT&T, Inc 4 .500 05/15/35 1,953,146
1,700,000 AT&T, Inc 3 .500 06/01/41 1,341,622
20,570,000 AT&T, Inc 3 .550 09/15/55 14,765,324
4,917,000 AT&T, Inc 3 .800 12/01/57 3,650,430
3,500,000 g Bharti Airtel Ltd 3 .250 06/03/31 3,023,009
3,200,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,859,754
2,575,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 2,043,906
1,925,000 g Iliad Holding SASU 6 .500 10/15/26 1,834,563
2,268,000 e,g Millicom International Cellular S.A. 5 .125 01/15/28 2,026,186
1,175,000 e,g Millicom International Cellular S.A. 4 .500 04/27/31 943,701
370,000 Orange S.A. 5 .375 01/13/42 380,020
1,875,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,814,076
1,150,000 Telefonica Emisiones SAU 4 .895 03/06/48 956,987
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,392,200
800,000 T-Mobile USA, Inc 2 .250 02/15/26 744,049
10,850,000 T-Mobile USA, Inc 2 .625 02/15/29 9,558,966
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 8,116,413
750,000 T-Mobile USA, Inc 3 .000 02/15/41 555,984
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 2,133,165
950,000 Verizon Communications, Inc 1 .680 10/30/30 766,812
750,000 Verizon Communications, Inc 1 .750 01/20/31 604,943
3,050,000 Verizon Communications, Inc 2 .550 03/21/31 2,598,268
1,158,000 Verizon Communications, Inc 2 .355 03/15/32 950,021
13,850,000 Verizon Communications, Inc 2 .650 11/20/40 9,888,949
5,335,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 4,573,269
2,850,000 Vodafone Group plc 4 .375 02/19/43 2,419,520
2,620,000 Vodafone Group plc 4 .250 09/17/50 2,134,504
6,000,000 Vodafone Group plc 4 .125 06/04/81 4,735,020
TOTAL TELECOMMUNICATION SERVICES 97,792,038
TRANSPORTATION - 0 .6%
3,600,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,317,134
1,800,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 1,310,206
5,500,000 Canadian Pacific Railway Co 2 .050 03/05/30 4,673,013
750,000 Canadian Pacific Railway Co 3 .100 12/02/51 536,318
2,750,000 g Cargo Aircraft Management, Inc 4 .750 02/01/28 2,458,912
1,990,000 CSX Corp 3 .250 06/01/27 1,899,584
700,000 CSX Corp 3 .800 03/01/28 680,990

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 3,295,000 CSX Corp 4 .250% 03/15/29 $ 3,254,070
3,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,637,442
708,277 g Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 617,933
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,081,923
1,550,000 Union Pacific Corp 2 .891 04/06/36 1,279,408
1,880,000 Union Pacific Corp 3 .839 03/20/60 1,522,031
TOTAL TRANSPORTATION 26,268,964
UTILITIES - 3 .2%
1,525,000 g Access Bank plc 6 .125 09/21/26 1,213,122
325,000 AEP Transmission Co LLC 3 .100 12/01/26 308,975
350,000 AEP Transmission Co LLC 4 .000 12/01/46 299,047
2,285,000 AEP Transmission Co LLC 2 .750 08/15/51 1,519,102
1,400,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,116,270
700,000 Alabama Power Co 4 .150 08/15/44 600,792
1,350,000 Ameren Corp 1 .750 03/15/28 1,173,403
3,225,000 Ameren Illinois Co 5 .900 12/01/52 3,602,592
525,000 American Water Capital Corp 3 .000 12/01/26 493,236
1,927,000 American Water Capital Corp 2 .800 05/01/30 1,715,243
5,000,000 American Water Capital Corp 2 .300 06/01/31 4,221,041
500,000 American Water Capital Corp 4 .000 12/01/46 412,106
900,000 American Water Capital Corp 3 .750 09/01/47 724,765
400,000 AmeriGas Partners LP 5 .875 08/20/26 382,668
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,474,511
250,000 Atmos Energy Corp 4 .125 10/15/44 216,981
1,325,000 Baltimore Gas & Electric Co 3 .750 08/15/47 1,053,437
2,250,000 g Becle SAB de C.V. 2 .500 10/14/31 1,826,918
7,100,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,691,387
925,000 Black Hills Corp 4 .250 11/30/23 918,255
725,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 641,514
300,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 304,679
500,000 g,i Citrus Re Ltd SOFR + 5.100% 5 .100 06/07/25 475,000
525,000 g Clearway Energy Operating LLC 4 .750 03/15/28 501,375
1,000,000 CMS Energy Corp 3 .600 11/15/25 956,154
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,635,139
1,900,000 g Colbun S.A. 3 .150 01/19/32 1,574,625
200,000 Commonwealth Edison Co 5 .900 03/15/36 215,551
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 1,094,326
1,290,000 Consumers Energy Co 2 .650 08/15/52 849,907
1,750,000 Consumers Energy Co 4 .200 09/01/52 1,537,947
755,000 Dominion Energy, Inc 2 .250 08/15/31 621,665
3,375,000 Dominion Energy, Inc 3 .300 04/15/41 2,601,065
750,000 DTE Electric Co 3 .650 03/01/52 596,277
875,000 DTE Electric Co 5 .400 04/01/53 916,712
250,000 Duke Energy Corp 3 .300 06/15/41 188,306
875,000 Duke Energy Corp 3 .750 09/01/46 679,696
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,814,404
2,525,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,933,111
3,900,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 2,341,712
3,450,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 3,342,919
6,775,000 Exelon Corp 4 .050 04/15/30 6,463,567
2,025,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 1,895,906
2,225,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 1,902,375
1,270,000 Florida Power & Light Co 3 .990 03/01/49 1,100,946
UGX 6,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 1,367,030
750,000 Indiana Michigan Power Co 3 .750 07/01/47 586,578
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 806,050
2,000,000 g Israel Electric Corp Ltd 4 .250 08/14/28 1,880,563
1,250,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,091,215
1,525,000 g Kallpa Generacion SA 4 .125 08/16/27 1,415,291

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,400,000 g Korea Southern Power Co Ltd 0 .750% 01/27/26 $ 2,142,061
2,500,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 2,496,016
775,000 MidAmerican Energy Co 3 .650 04/15/29 739,195
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,254,378
1,000,000 Nevada Power Co 5 .450 05/15/41 987,428
5,440,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 4,598,325
50,000 g NextEra Energy Operating Partners LP 4 .250 09/15/24 47,937
8,135,000 NiSource, Inc 1 .700 02/15/31 6,439,410
1,400,000 Northern States Power Co 3 .600 09/15/47 1,124,884
1,955,000 g NRG Energy, Inc 2 .450 12/02/27 1,672,602
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,323,925
1,905,000 g NRG Energy, Inc 7 .000 03/15/33 1,973,428
500,000 NSTAR Electric Co 3 .950 04/01/30 484,117
1,550,000 Ohio Power Co 4 .150 04/01/48 1,332,331
1,365,000 Ohio Power Co 4 .000 06/01/49 1,139,218
575,000 ONE Gas, Inc 3 .610 02/01/24 566,181
600,000 g Pattern Energy Operations LP 4 .500 08/15/28 548,906
825,000 PECO Energy Co 3 .000 09/15/49 588,804
2,325,000 PECO Energy Co 2 .800 06/15/50 1,577,408
1,800,000 g Perusahaan Listrik Negara PT 5 .450 05/21/28 1,793,250
50,000 Potomac Electric Power Co 7 .900 12/15/38 63,171
2,500,000 g Promigas S.A. ESP 3 .750 10/16/29 1,971,538
4,000,000 Public Service Co of Colorado 1 .875 06/15/31 3,267,331
550,000 Public Service Co of Colorado 4 .750 08/15/41 500,261
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,189,767
1,700,000 Public Service Electric and Gas Co 4 .900 12/15/32 1,739,139
3,200,000 g Rumo Luxembourg Sarl 4 .200 01/18/32 2,560,000
1,994,000 g Saka Energi Indonesia PT 4 .450 05/05/24 1,900,518
8,400,000 Sempra Energy 4 .875 N/A‡ 7,867,136
2,254,674 g Solar Star Funding LLC 3 .950 06/30/35 1,977,995
1,325,000 Southern Co 4 .400 07/01/46 1,154,737
75,000 Southern Co Gas Capital Corp 3 .875 11/15/25 72,957
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 526,581
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 329,252
550,000 g Superior Plus LP 4 .500 03/15/29 491,077
2,000,000 g TerraForm Power Operating LLC 4 .750 01/15/30 1,793,371
1,569,573 g UEP Penonome II S.A. 6 .500 10/01/38 1,177,629
675,000 Union Electric Co 5 .450 03/15/53 705,579
650,000 Virginia Electric & Power Co 2 .950 11/15/26 611,198
650,000 Virginia Electric & Power Co 3 .500 03/15/27 624,103
775,000 Virginia Electric & Power Co 3 .800 09/15/47 618,542
850,000 Wisconsin Power & Light Co 4 .100 10/15/44 690,856
1,500,000 Wisconsin Power and Light Co 4 .950 04/01/33 1,509,297
215,000 Xcel Energy, Inc 4 .800 09/15/41 197,694
TOTAL UTILITIES 142,664,989
TOTAL CORPORATE BONDS 1,694,291,659
(Cost $1,903,737,275)
GOVERNMENT BONDS - 39 .3%
FOREIGN GOVERNMENT BONDS - 2 .5%
750,000 g African Export-Import Bank 2 .634 05/17/26 670,038
2,075,000 g Angolan Government International Bond 8 .750 04/14/32 1,749,640
INR 70,000,000 Asian Development Bank 6 .200 10/06/26 833,194
550,000 g Banque Ouest Africaine de Developpement 5 .000 07/27/27 507,694
3,000,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 2,454,785
EUR 1,575,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,263,985
287,000 g Barbados Government International Bond 6 .500 10/01/29 266,541
3,660,000 g Bermuda Government International Bond 4 .750 02/15/29 3,634,094
1,500,000 g BNG Bank NV 1 .500 10/16/24 1,434,007

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,500,000 Brazilian Government International Bond 4 .750% 01/14/50 $ 1,106,740
3,575,000 e Chile Government International Bond 2 .550 01/27/32 3,051,773
CNY 3,250,000 China Government Bond 3 .270 11/19/30 489,946
CNY 3,300,000 China Government Bond 3 .810 09/14/50 527,511
3,000,000 Colombia Government International Bond 3 .250 04/22/32 2,230,129
1,500,000 Colombia Government International Bond 5 .000 06/15/45 1,046,576
1,850,000 g Costa Rica Government International Bond 5 .625 04/30/43 1,611,725
750,000 g Development Bank of Japan, Inc 0 .500 03/04/24 719,910
DOP 160,000,000 g Dominican Republic Government International Bond 12 .000 03/05/32 3,010,085
2,250,000 g Dominican Republic Government International Bond 4 .875 09/23/32 1,907,737
3,725,000 g Dominican Republic Government International Bond 6 .500 02/15/48 3,149,671
170,283 g Ecuador Government International Bond 0 .000 07/31/30 50,900
928,125 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 431,431
650,162 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 216,033
EUR 1,400,000 g Egypt Government International Bond 5 .625 04/16/30 905,481
1,500,000 g Egypt Government International Bond 7 .053 01/15/32 933,750
2,475,000 g Egypt Government International Bond 8 .500 01/31/47 1,433,188
2,250,000 g Egypt Government International Bond 8 .875 05/29/50 1,321,155
1,200,000 g El Salvador Government International Bond 7 .625 02/01/41 557,811
1,375,000 g Export-Import Bank of India 3 .875 02/01/28 1,298,557
2,000,000 g Export-Import Bank of India 2 .250 01/13/31 1,610,637
2,200,000 †,g Ghana Government International Bond 8 .125 03/26/32 759,220
600,000 g Guatemala Government Bond 6 .125 06/01/50 566,744
875,000 g Guatemala Government International Bond 4 .375 06/05/27 843,250
2,155,000 g Hong Kong Government International Bond 4 .625 01/11/33 2,280,442
710,000 g Hungary Government International Bond 6 .125 05/22/28 726,472
725,000 g Hungary Government International Bond 5 .250 06/16/29 704,575
425,000 g Hungary Government International Bond 2 .125 09/22/31 325,820
225,000 Indonesia Government International Bond 3 .550 03/31/32 206,729
1,900,000 g Indonesia Government International Bond 4 .625 04/15/43 1,767,199
1,468,750 g Iraq Government International Bond 5 .800 01/15/28 1,366,977
EUR 125,000 g Ivory Coast Government International Bond 4 .875 01/30/32 103,070
895,417 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 833,662
3,025,000 Jamaica Government International Bond 8 .000 03/15/39 3,641,652
2,500,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 2,455,166
950,000 g Jordan Government International Bond 4 .950 07/07/25 907,858
2,500,000 g Kenya Government International Bond 7 .000 05/22/27 2,110,850
575,000 g Kenya Government International Bond 6 .300 01/23/34 403,627
1,560,000 g Kommunalbanken AS. 2 .750 02/05/24 1,531,956
MYR 3,800,000 Malaysia Government Bond 3 .828 07/05/34 839,755
MXN 18,000,000 Mexican Bonos 5 .750 03/05/26 900,809
MXN 16,300,000 Mexican Bonos 8 .500 11/18/38 863,330
550,000 Mexico Government International Bond 5 .400 02/09/28 566,171
525,000 e Mexico Government International Bond 3 .250 04/16/30 470,016
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,889,118
3,000,000 Mexico Government International Bond 4 .280 08/14/41 2,451,420
500,000 g Mongolia Government International Bond 5 .125 04/07/26 440,631
850,000 g Morocco Government International Bond 5 .950 03/08/28 868,470
1,025,000 g Morocco Government International Bond 3 .000 12/15/32 824,254
2,575,000 g Morocco Government International Bond 5 .500 12/11/42 2,229,510
525,000 g Morocco Government International Bond 4 .000 12/15/50 356,449
850,000 g Nigeria Government International Bond 8 .375 03/24/29 699,125
1,250,000 g Nigeria Government International Bond 7 .375 09/28/33 882,250
1,500,000 g Oman Government International Bond 7 .375 10/28/32 1,635,999
2,675,000 g OPEC Fund for International Development 4 .500 01/26/26 2,673,673
1,800,000 Panama Bonos del Tesoro 3 .362 06/30/31 1,494,000
1,475,000 g Paraguay Government International Bond 5 .400 03/30/50 1,269,938
990,000 Philippine Government International Bond 4 .200 03/29/47 852,841
1,836,781 †,g Provincia de Buenos Aires (Step Bond) 5 .250 09/01/37 643,911

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 5,000,000 Republic of Italy Government International Bond 4 .000% 10/17/49 $ 3,766,250
1,748,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,768,976
1,500,000 Republic of South Africa Government International
Bond
4 .300 10/12/28 1,344,525
ZAR 9,000,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 418,591
ZAR 9,300,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 403,558
2,150,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 1,597,686
UZS 5,320,000,000 g Republic of Uzbekistan International Bond 14 .500 11/25/23 463,073
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,111,756
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 488,713
1,820,000 g Romanian Government International Bond 3 .000 02/27/27 1,654,307
1,000,000 g Romanian Government International Bond 5 .250 11/25/27 982,500
1,425,000 g Romanian Government International Bond 4 .000 02/14/51 992,512
3,150,000 g Rwanda International Government Bond 5 .500 08/09/31 2,257,038
2,000,000 g Saudi Government International Bond 3 .750 01/21/55 1,536,008
1,225,000 g Serbia International Bond 2 .125 12/01/30 926,406
375,000 g Serbia International Bond 6 .500 09/26/33 372,188
2,400,000 State of Israel 3 .800 05/13/60 1,861,334
THB 18,500,000 Thailand Government International Bond 2 .875 12/17/28 564,067
THB 18,500,000 Thailand Government International Bond 3 .300 06/17/38 575,439
1,250,000 g Ukraine Government International Bond 6 .876 05/21/31 213,910
EUR 850,000 g Ukraine Government International Bond 4 .375 01/27/32 156,917
1,500,000 †,g Zambia Government International Bond 8 .500 04/14/24 676,500
TOTAL FOREIGN GOVERNMENT BONDS 109,943,917
MORTGAGE BACKED - 20 .6%
2,795,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 1.900% 6 .460 12/25/41 2,679,150
3,000,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.500% 9 .060 01/25/42 2,861,234
5,625,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 6.250% 6 .349 03/25/42 5,815,005
7,555,870 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.100% 7 .660 03/25/42 7,495,353
12,900,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.850% 8 .410 05/25/42 13,113,808
8,555,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.650% 9 .218 06/25/42 8,890,181
4,973,737 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 4,957,543
1,449,157 i FHLMC LIBOR 1 M + 5.920% 1 .236 03/15/44 140,366
3,057,912 i FHLMC LIBOR 1 M + 9.920% 2 .425 06/15/48 3,013,078
2,194,442 i FHLMC LIBOR 1 M + 9.840% 2 .345 10/15/48 2,107,746
37,013,551 FHLMC 3 .000 11/01/49 33,684,638
7,691,748 FHLMC 2 .000 09/25/50 896,628
14,805,999 FHLMC 2 .500 02/25/51 2,303,867
6,026,301 FHLMC 3 .000 11/01/51 5,495,822
3,913,530 FHLMC 3 .000 11/01/51 3,547,039
739,560 FHLMC 3 .000 11/01/51 676,707
1,080,214 FHLMC 3 .000 11/01/51 985,125
11,643,857 FHLMC 2 .000 02/01/52 9,664,485
15,957,507 FHLMC 2 .500 02/01/52 13,848,270
11,301,511 FHLMC 2 .500 03/01/52 9,804,157
3,360,410 FHLMC 4 .000 04/01/52 3,215,989
7,417,512 FHLMC 3 .500 05/01/52 6,895,674
454,804 FHLMC 3 .500 06/01/52 424,701
6,966,911 FHLMC 4 .500 06/01/52 6,825,667
6,674,750 FHLMC 4 .500 07/01/52 6,539,702
1,376,153 FHLMC 4 .000 08/25/52 1,206,627
2,505,644 FHLMC 4 .500 10/25/52 2,354,126
2,982,417 FHLMC 5 .500 11/25/52 3,126,144
340 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 340
110,914 FGLMC 7 .000 12/01/33 117,290
20,588 FGLMC 4 .500 10/01/34 20,659
30,718 FGLMC 7 .000 05/01/35 31,898

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,011,832 FGLMC 5 .000% 06/01/36 $ 1,034,462
432,112 FGLMC 4 .500 10/01/44 431,901
67,606 FGLMC 4 .500 11/01/44 67,646
106,173 FGLMC 4 .500 11/01/44 106,236
64,692 FGLMC 4 .500 12/01/44 64,660
88,636 FGLMC 4 .500 12/01/44 88,688
555,425 FGLMC 3 .500 04/01/45 526,332
2,059,087 FGLMC 3 .500 08/01/45 1,946,063
1,156,981 FGLMC 3 .500 10/01/45 1,095,300
1,319,042 FGLMC 4 .500 06/01/47 1,329,495
1,371,962 FGLMC 4 .000 09/01/47 1,337,585
1,478,164 FGLMC 3 .500 12/01/47 1,397,509
8,254,384 FGLMC 4 .500 08/01/48 8,266,202
396 Federal National Mortgage Association (FNMA) 9 .000 11/01/25 397
6,388 FNMA 7 .000 05/01/26 6,426
21,028 FNMA 7 .000 07/25/26 21,128
683 FNMA 7 .500 01/01/29 695
355 FNMA 7 .500 02/01/30 364
236,195 FNMA 6 .000 04/01/32 240,091
1,015,464 FNMA 3 .500 05/01/32 989,077
129,763 FNMA 7 .000 07/01/32 135,161
29,898 FNMA 7 .000 07/01/32 31,072
30,000 FNMA 4 .500 10/01/33 30,114
21,947 FNMA 6 .000 03/01/34 22,183
1,336,513 FNMA 5 .000 05/01/35 1,364,908
782,571 FNMA 5 .000 10/01/35 799,212
588,367 FNMA 5 .000 02/01/36 600,884
38,044 FNMA 6 .000 09/01/37 39,467
10,238,465 FNMA 4 .000 11/01/37 10,079,653
555,862 FNMA 5 .500 11/01/38 577,097
414,859 FNMA 5 .500 03/01/39 428,136
431,147 FNMA 6 .000 09/01/39 448,299
5,641,867 FNMA 3 .000 05/01/40 5,245,636
1,895,204 FNMA 3 .500 05/01/40 1,808,160
202,677 FNMA 5 .000 09/01/40 206,996
370,846 FNMA 5 .000 05/01/41 378,772
12,049,854 FNMA 2 .000 03/01/42 10,357,894
2,499,382 FNMA 4 .000 09/01/42 2,440,064
354,207 †,i FNMA 2 .506 12/25/42 166,662
2,120,900 i FNMA LIBOR 1 M + 5.950% 1 .105 09/25/43 241,491
658,117 FNMA 4 .500 02/01/44 657,072
150,528 FNMA 4 .500 03/01/44 151,384
6,038,651 FNMA 4 .000 05/01/44 5,880,725
595,802 FNMA 4 .500 06/01/44 594,862
1,731,788 FNMA 4 .500 10/01/44 1,729,055
469,046 FNMA 5 .000 11/01/44 479,035
457,206 FNMA 4 .000 01/01/45 446,392
178,681 FNMA 4 .500 03/01/45 178,589
1,319,655 FNMA 3 .500 05/01/45 1,249,884
614,499 FNMA 3 .500 01/01/46 580,343
412,729 FNMA 4 .000 04/01/46 401,917
292,147 FNMA 3 .500 06/01/46 275,914
3,292,875 FNMA 3 .500 07/01/46 3,109,878
4,080,124 FNMA 3 .500 07/01/46 3,891,783
74,684 FNMA 3 .000 08/01/46 68,374
1,535,038 FNMA 3 .000 10/01/46 1,389,115
1,149,450 FNMA 3 .500 10/01/46 1,085,570
1,543,171 FNMA 4 .500 05/01/47 1,551,934
1,167,366 FNMA 3 .500 11/01/47 1,111,363
10,031,931 FNMA 3 .500 01/01/48 9,474,415

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,131,865 FNMA 4 .500% 01/01/48 $ 5,133,625
1,055,303 FNMA 4 .500 02/01/48 1,055,665
3,531,439 FNMA 4 .500 05/01/48 3,532,651
2,557,455 FNMA 4 .500 05/01/48 2,558,333
1,928,467 FNMA 5 .000 08/01/48 1,963,196
5,329,395 FNMA 2 .000 08/25/50 748,227
13,754,985 FNMA 2 .500 11/25/50 1,997,591
4,548,137 FNMA 3 .000 12/25/50 702,640
83,605 FNMA 3 .000 02/25/51 15,150
31,676,268 FNMA 2 .000 04/01/51 26,259,761
3,398,334 FNMA 3 .000 09/01/51 3,084,182
5,143,838 FNMA 2 .500 11/25/51 671,402
4,569,356 FNMA 2 .000 01/01/52 3,822,179
9,599,144 FNMA 2 .000 02/01/52 7,967,285
12,651,675 FNMA 2 .500 02/01/52 10,975,402
12,049,011 FNMA 2 .500 02/01/52 10,456,383
2,031,752 FNMA 2 .500 02/01/52 1,759,222
16,355,073 FNMA 3 .500 02/01/52 15,325,718
18,579,539 FNMA 3 .000 04/01/52 16,758,250
950,836 FNMA 3 .500 04/01/52 883,575
12,166,109 FNMA 3 .500 05/01/52 11,305,578
28,348,466 FNMA 4 .000 05/01/52 27,124,194
11,696,356 FNMA 3 .500 06/01/52 10,891,796
11,278,347 FNMA 4 .000 06/01/52 10,786,608
3,464,589 FNMA 4 .500 06/01/52 3,394,493
4,387,223 FNMA 3 .500 07/01/52 4,076,882
22,099,521 FNMA 4 .000 07/01/52 21,142,788
32,210,317 FNMA 4 .000 07/01/52 30,812,537
2,974,027 FNMA 4 .500 07/01/52 2,914,177
1,898,428 FNMA 4 .500 07/01/52 1,860,823
18,146,283 FNMA 4 .500 07/01/52 17,779,220
3,775,083 FNMA 4 .500 07/25/52 3,521,081
28,169,437 FNMA 5 .000 08/01/52 28,101,227
2,225,657 FNMA 4 .500 08/25/52 2,018,466
9,803,843 FNMA 3 .500 09/01/52 9,111,571
30,064,322 FNMA 4 .000 09/01/52 28,753,441
60,444,957 FNMA 4 .500 09/01/52 59,220,706
6,708,718 FNMA 5 .000 09/01/52 6,690,230
1,699,123 FNMA 4 .000 09/25/52 1,476,617
1,975,486 FNMA 4 .000 09/25/52 1,837,224
22,952,763 FNMA 4 .000 10/01/52 21,951,975
10,269,515 FNMA 5 .000 10/01/52 10,241,215
1,626,112 FNMA 4 .500 10/25/52 1,611,995
1,856,222 FNMA 4 .500 10/25/52 1,844,294
24,621,099 FNMA 4 .500 11/01/52 24,121,942
2,936,377 FNMA 5 .500 11/25/52 3,014,414
9,819,644 FNMA 5 .500 12/01/52 9,918,380
9,538,942 FNMA 5 .500 02/01/53 9,634,855
2,724,859 Freddie Mac REMICS 3 .000 10/25/50 2,015,488
300,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 1.500% 6 .060 10/25/41 285,809
970,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.400% 7 .960 10/25/41 911,675
1,435,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 1,426,417
1,940,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 5.650% 8 .647 04/25/42 1,896,520
930,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 4.350% 8 .910 04/25/42 915,220
10,590,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.350% 7 .910 05/25/42 10,676,595
1,560,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.550% 8 .110 08/25/42 1,528,341
6,335,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.700% 8 .260 09/25/42 6,453,875
450,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 3.650% 7 .578 11/25/41 423,576
9,205,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 2.400% 6 .960 02/25/42 8,953,646
12,500,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.500% 9 .060 06/25/42 12,987,732

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,035,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.000% 8 .560% 07/25/42 $ 6,024,940
53,625 Government National Mortgage Association (GNMA) 5 .000 02/15/33 54,520
85,678 GNMA 5 .000 09/15/33 88,512
3,351,055 GNMA 3 .700 10/15/33 3,245,733
9,468 GNMA 5 .500 04/15/34 9,717
9,736 GNMA 5 .000 04/15/38 9,989
591,459 GNMA 4 .500 02/20/41 598,946
3,918,781 GNMA 2 .500 12/20/43 3,554,831
1,143,782 GNMA 3 .000 03/20/45 1,027,300
860,691 GNMA 4 .500 12/20/45 858,310
2,426,034 GNMA 4 .000 06/20/46 318,592
3,200,341 i GNMA LIBOR 1 M + 6.100% 1 .339 03/20/50 408,802
5,245,284 GNMA 3 .000 11/20/51 4,010,415
4,881,544 GNMA 3 .000 01/20/52 3,782,966
2,189,925 GNMA 2 .500 02/20/52 1,872,718
1,207,349 GNMA 2 .500 05/20/52 1,062,049
27,478,886 GNMA 3 .000 05/20/52 25,026,218
19,503,262 GNMA 3 .500 07/20/52 18,280,982
2,156,658 GNMA 4 .000 07/20/52 1,952,238
4,845,751 GNMA 4 .000 08/20/52 4,664,571
13,612,520 GNMA 4 .500 08/20/52 13,411,032
6,039,845 GNMA 4 .000 09/20/52 5,814,017
3,377,624 GNMA 4 .500 09/20/52 3,208,642
3,298,246 GNMA 4 .500 09/20/52 3,238,293
2,725,527 GNMA 4 .500 09/20/52 2,615,261
4,189,680 GNMA 5 .000 11/20/52 4,197,264
1,537,182 g,i GS Mortgage-Backed Securities Trust 2 .724 01/25/52 1,095,242
4,298,956 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,407,413
2,527,944 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,192,744
1,296,715 g,i GS Mortgage-Backed Securities Trust 2 .834 05/28/52 996,426
3,819,129 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 3,157,426
1,010,883 g,i JP Morgan Mortgage Trust 2 .882 08/25/51 772,112
1,166,256 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 897,151
6,373,596 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 5,045,612
2,370,033 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 1,994,835
6,616,846 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 5,470,410
2,346,682 g,i JP Morgan Mortgage Trust 3 .000 09/25/52 1,947,728
4,307,666 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 3,561,319
2,382,219 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 1,969,475
3,006,576 g,i JP Morgan Mortgage Trust 3 .000 12/25/52 2,485,656
1,244,952 g,i JP Morgan Mortgage Trust 5 .000 06/25/53 1,179,300
1,742,933 g,i JP Morgan Mortgage Trust 5 .500 06/25/53 1,678,322
TOTAL MORTGAGE BACKED 927,890,830
MUNICIPAL BONDS - 0 .1%
3,000,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 219,000
780,000 †,g Oregon State Business Development Commission 9 .000 04/01/37 56,940
4,195,000 Virgin Islands Water & Power Authority-Electric System 10 .000 07/01/24 4,180,617
TOTAL MUNICIPAL BONDS 4,456,557
U.S. TREASURY SECURITIES - 16 .1%
550,000 United States Treasury Note 0 .125 05/31/23 545,988
3,625,000 United States Treasury Note 0 .125 08/31/23 3,557,314
2,650,000 United States Treasury Note 2 .500 04/30/24 2,591,617
30,000 United States Treasury Note 0 .375 07/15/24 28,495
9,600,000 e United States Treasury Note 4 .625 02/28/25 9,693,375
45,225,000 United States Treasury Note 4 .000 02/15/26 45,412,260
675,000 United States Treasury Note 4 .625 03/15/26 690,398
7,250,000 United States Treasury Note 4 .000 02/29/28 7,380,840
1,100,000 United States Treasury Note 1 .375 10/31/28 975,949

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 41,700,000 United States Treasury Note 4 .000% 02/28/30 $ 42,801,141
110,215,000 United States Treasury Note 3 .500 02/15/33 110,387,211
23,980,000 United States Treasury Note 2 .250 05/15/41 19,044,429
38,000,000 United States Treasury Note 1 .750 08/15/41 27,514,375
15,500,000 United States Treasury Note 2 .000 11/15/41 11,698,262
154,896,900 United States Treasury Note 2 .375 02/15/42 124,558,889
1,823,000 United States Treasury Note 3 .250 05/15/42 1,681,789
102,196,000 United States Treasury Note 3 .875 02/15/43 103,106,183
135,110,000 United States Treasury Note 2 .250 02/15/52 100,751,949
66,031,400 United States Treasury Note 4 .000 11/15/52 70,075,823
44,550,000 United States Treasury Note 3 .625 02/15/53 44,229,797
TOTAL U.S. TREASURY SECURITIES 726,726,084
TOTAL GOVERNMENT BONDS 1,769,017,388
(Cost $1,880,567,796)
STRUCTURED ASSETS - 16 .7%
ASSET BACKED - 6 .1%
1,120,764 †,g AASET Trust 6 .413 01/16/40 11
Series - 2020 1A (Class C)
6,159,518 g Adams Outdoor Advertising LP 4 .810 11/15/48 5,879,846
Series - 2018 1 (Class A)
6,500,000 g Adams Outdoor Advertising LP 7 .356 11/15/48 5,873,353
Series - 2018 1 (Class C)
2,500,000 g Affirm Asset Securitization Trust 2 .540 08/17/26 2,224,618
Series - 2021 B (Class D)
1,500,000 g Affirm Asset Securitization Trust 4 .610 08/17/26 1,273,468
Series - 2021 B (Class E)
2,100,000 g,i AGL CLO 19 Ltd 7 .403 07/21/35 2,106,751
Series - 2022 19A (Class B1)
3,100,000 g AMSR Trust 3 .218 04/17/37 2,893,198
Series - 2020 SFR1 (Class E)
2,625,000 g AMSR Trust 3 .247 01/19/39 2,418,561
Series - 2019 SFR1 (Class D)
9,000,000 g,i Apidos CLO XXIV LIBOR 3 M + 1.350% 6 .158 10/20/30 8,738,595
Series - 2016 24A (Class A2LX)
1,000,000 g,i Apidos CLO XXIX LIBOR 3 M + 1.550% 6 .368 07/25/30 977,738
Series - 2018 29A (Class A2)
4,579,778 g Apollo aviation securitization 2 .798 01/15/47 3,929,587
Series - 2021 2A (Class A)
1,747,350 g Applebee's Funding LLC 4 .194 06/05/49 1,707,495
Series - 2019 1A (Class A2I)
1,712,700 g Applebee's Funding LLC 4 .723 06/05/49 1,601,640
Series - 2019 1A (Class A2II)
1,910,000 g Avis Budget Rental Car Funding AESOP LLC 4 .240 09/22/25 1,841,397
Series - 2019 2A (Class C)
3,100,000 g Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,664,294
Series - 2021 1A (Class C)
6,575,000 g Avis Budget Rental Car Funding AESOP LLC 4 .080 02/20/28 5,412,441
Series - 2021 2A (Class D)
1,000,000 g,i Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.870% 9 .557 12/23/24 855,000
Series - 2020 A (Class A)
2,625,000 g,i Boyce Park Clo Ltd SOFR + 3.100% 7 .753 04/21/35 2,280,267
Series - 2022 1A (Class D)
1,496,501 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 1,425,186
Series - 2019 A (Class A)
563,251 g British Airways Pass Through Trust 8 .375 11/15/28 576,062
Series - 2020 A (Class A)
2,099,986 g British Airways Pass Through Trust 3 .800 09/20/31 1,928,435
Series - 2018 1 (Class AA)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 791,933 g British Airways Pass Through Trust 4 .250% 11/15/32 $ 739,813
Series - 2020 A (Class A)
5,100,000 g Capital Automotive REIT 4 .520 02/15/50 4,599,108
Series - 2020 1A (Class B2)
3,163,396 g Capital Automotive REIT 1 .920 08/15/51 2,771,261
Series - 2021 1A (Class A3)
2,471,875 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 2,195,133
Series - 2020 1A (Class A3)
2,500,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 2,198,990
Series - 2020 1A (Class B1)
1,250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 6.000% 1 .000 07/17/34 1,106,814
Series - 2020 1A (Class ER)
555,466 i C-BASS Trust LIBOR 1 M + 0.160% 3 .485 07/25/36 524,957
Series - 2006 CB6 (Class A1)
6,451,318 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 16,128
Series - 2007 1A (Class A2)
8,403 Centex Home Equity 5 .540 01/25/32 8,170
Series - 2002 A (Class AF6)
6,317,546 g CF Hippolyta LLC 2 .280 07/15/60 5,704,204
Series - 2020 1 (Class B1)
2,815,820 g CF Hippolyta LLC 2 .600 07/15/60 2,388,939
Series - 2020 1 (Class B2)
10,165,717 g CF Hippolyta LLC 1 .530 03/15/61 8,971,797
Series - 2021 1A (Class A1)
8,510,833 g CF Hippolyta LLC 1 .980 03/15/61 7,411,351
Series - 2021 1A (Class B1)
4,375,000 g,i CIFC Funding LIBOR 3 M + 1.450% 6 .242 04/15/34 4,201,361
Series - 2021 2A (Class B)
1,500,000 g,i CIFC Funding Ltd LIBOR 3 M + 2.300% 7 .092 01/17/35 1,442,832
Series - 2014 4RA (Class BR)
3,360,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 3,015,840
Series - 2021 1A (Class A2)
18,234 Countrywide Asset-Backed Certificates (Step Bond) 5 .216 10/25/27 14,587
Series - 2002 S4 (Class A5)
9,850,000 g Crescendo Royalty Funding LP 3 .567 12/20/51 8,841,454
Series - 2021 1 (Class A)
4,328,025 g DB Master Finance LLC 4 .021 05/20/49 4,111,005
Series - 2019 1A (Class A2II)
3,136,250 g DB Master Finance LLC 4 .352 05/20/49 2,958,221
Series - 2019 1A (Class A23)
2,345,313 g DB Master Finance LLC 2 .045 11/20/51 2,063,176
Series - 2021 1A (Class A2I)
6,813,750 g DB Master Finance LLC 2 .493 11/20/51 5,784,220
Series - 2021 1A (Class A2II)
893,554 g Diamond Resorts Owner Trust 2 .700 11/21/33 819,788
Series - 2021 1A (Class C)
465,392 g Diamond Resorts Owner Trust 3 .830 11/21/33 423,729
Series - 2021 1A (Class D)
4,612,500 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 4,458,133
Series - 2015 1A (Class A2II)
1,532,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 1,468,549
Series - 2018 1A (Class A2I)
2,413,125 g Driven Brands Funding LLC 3 .786 07/20/50 2,139,998
Series - 2020 1A (Class A2)
2,891,000 g Driven Brands Funding LLC 3 .237 01/20/51 2,470,339
Series - 2020 2A (Class A2)
569,724 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .945 05/25/37 558,357
Series - 2007 2 (Class A2C)
2,233,125 g EWC Master Issuer LLC 5 .500 03/15/52 2,026,577
Series - 2022 1A (Class A2)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,110,000 g Flexential Issuer, LLC 3 .250% 11/27/51 $ 989,257
Series - 2021 1A (Class A2)
775,000 g,i GRACIE POINT INTERNATIONAL FUNDING 30d Avg SOFR + 5.500% 10 .017 07/01/24 775,168
Series - 2022 2A (Class D)
1,550,000 g,i GRACIE POINT INTERNATIONAL FUNDING 30d Avg SOFR + 7.000% 11 .517 07/01/24 1,550,268
Series - 2022 2A (Class E)
246,103 g HERO Funding Trust 3 .280 09/20/48 227,215
Series - 2017 2A (Class A1)
492,206 g HERO Funding Trust 4 .070 09/20/48 465,638
Series - 2017 2A (Class A2)
5,025,000 g Hertz Vehicle Financing LLC 2 .050 12/26/25 4,663,702
Series - 2021 1A (Class C)
5,000,000 g Hertz Vehicle Financing LLC 3 .980 12/26/25 4,632,207
Series - 2021 1A (Class D)
3,750,000 g HIFI A2 3 .939 02/01/62 3,452,395
Series - 2022 1A (Class A2)
315,521 g Hilton Grand Vacations Trust 2 .660 12/26/28 312,562
Series - 2017 AA (Class A)
525,868 g Hilton Grand Vacations Trust 2 .960 12/26/28 518,713
Series - 2017 AA (Class B)
577,357 g Hilton Grand Vacations Trust 4 .000 02/25/32 553,233
Series - 2018 AA (Class C)
1,402,291 g Hilton Grand Vacations Trust 2 .840 07/25/33 1,306,508
Series - 2019 AA (Class C)
27,370 i Home Equity Asset Trust LIBOR 1 M + 1.500% 6 .360 06/25/33 26,668
Series - 2003 1 (Class M1)
1,912,227 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 1,647,670
Series - 2019 1 (Class A)
7,785,722 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 6,306,372
Series - 2019 2 (Class A)
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,588,460
Series - 2022 1A (Class 1)
499,977 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .959 01/17/38 496,504
Series - 2018 SFR4 (Class B)
1,000,000 g,i Kendall Re Ltd U.S. Treasury Bill 3 M + 4.000% 4 .040 05/02/24 924,900
Series - 2020 A (Class A)
2,525,560 g Lunar Structured Aircraft Portfolio Notes 5 .682 10/15/46 1,983,056
Series - 2021 1 (Class C)
4,000,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 6 .895 01/18/34 3,824,584
Series - 2021 59A (Class C)
1,000,000 g,i Madison Park Funding XXXVI Ltd SOFR 3M + 3.500% 5 .981 04/15/35 965,469
Series - 2019 36A (Class D1R)
3,500,000 g,i Magnetite XXIII Ltd LIBOR 3 M + 2.050% 6 .868 01/25/35 3,327,275
Series - 2019 23A (Class CR)
1,000,000 g,i Magnetite XXIII Ltd LIBOR 3 M + 6.300% 7 .484 01/25/35 914,367
Series - 2019 23A (Class ER)
2,150,695 g MAPS Trust 2 .521 06/15/46 1,872,492
Series - 2021 1A (Class A)
456,859 Mid-State Capital Trust 5 .745 01/15/40 448,427
Series - 2005 1 (Class A)
800,000 g,i MSCG Trust 3 .462 06/07/35 688,461
Series - 2015 ALDR (Class C)
4,310,000 g,i MSCG Trust 3 .462 06/07/35 3,563,808
Series - 2015 ALDR (Class D)
1,298,677 g MVW LLC 2 .230 05/20/39 1,149,350
Series - 2021 2A (Class C)
702,668 g MVW Owner Trust 3 .900 01/21/36 680,224
Series - 2018 1A (Class C)
721,383 g MVW Owner Trust 3 .330 11/20/36 673,730
Series - 2019 1A (Class C)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,180,000 g,i Myers Park CLO Ltd LIBOR 3 M + 1.600% 6 .408% 10/20/30 $ 1,148,487
Series - 2018 1A (Class B1)
1,500,000 g NBC Funding LLC 4 .970 07/30/51 1,265,092
Series - 2021 1 (Class B)
1,000,000 g,i Neuberger Berman CLO Ltd 7 .859 04/25/36 936,240
Series - 2022 48A (Class D)
2,000,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 6.500% 11 .308 04/20/31 1,825,780
Series - 2019 31A (Class ER)
1,000,000 g Oak Street Investment Grade Net Lease Fund Series 4 .230 01/20/51 910,942
Series - 2021 1A (Class B1)
950,000 g Oportun Funding XIV LLC 3 .440 03/08/28 899,245
Series - 2021 A (Class C)
500,000 g Oportun Funding XIV LLC 5 .400 03/08/28 466,508
Series - 2021 A (Class D)
1,000,000 g,i Palmer Square CLO Ltd LIBOR 3 M + 2.950% 5 .462 01/15/35 952,724
Series - 2021 3A (Class D)
2,500,000 g,i Palmer Square CLO Ltd SOFR 3M + 3.050% 7 .689 04/20/35 2,320,575
Series - 2022 1A (Class D)
600,000 g Progress Residential Trust 2 .711 11/17/40 502,586
Series - 2021 SFR9 (Class D)
1,000,000 g Purchasing Power Funding LLC 4 .370 10/15/25 931,190
Series - 2021 A (Class D)
5,863,029 g Purewest Funding LLC 4 .091 12/22/36 5,593,908
Series - 2021 1 (Class A1)
14,063 †,g,q Putnam RE PTE Ltd 10 .184 06/07/24 1
Series - 2020 A (Class A)
1,250,000 g Regional Management Issuance Trust 3 .040 03/17/31 1,078,492
Series - 2021 1 (Class C)
800,000 g Regional Management Issuance Trust 5 .070 03/17/31 687,188
Series - 2021 1 (Class D)
500,000 g,i Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 2.500% 7 .190 06/06/25 456,500
Series - 2020 A (Class A)
500,000 g,i Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 3.590% 8 .280 06/06/25 434,650
Series - 2020 A (Class A)
2,400,000 g,i Sanders RE II Ltd U.S. Treasury Bill 3 M + 3.250% 7 .980 04/07/25 2,292,240
Series - 2020 A (Class A)
2,829,342 g Settlement Fee Finance LLC 3 .840 11/01/49 2,747,011
Series - 2019 1A (Class A)
432,655 g Sierra Timeshare Receivables Funding LLC 3 .650 06/20/35 424,263
Series - 2018 2A (Class B)
215,401 g Sierra Timeshare Receivables Funding LLC 4 .540 05/20/36 203,883
Series - 2019 2A (Class D)
1,680,738 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 1,549,247
Series - 2021 1A (Class C)
252,870 †,g SolarCity LMC 4 .800 11/20/38 239,114
Series - 2013 1 (Class A)
5,875,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,217,375
Series - 2021 1A (Class A2)
2,794,086 g START Ireland 5 .095 03/15/44 2,170,027
Series - 2019 1 (Class B)
4,626 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 5 .745 09/25/34 4,503
Series - 2004 8 (Class M1)
7,163,000 g Taco Bell Funding LLC 4 .970 05/25/46 6,994,025
Series - 2016 1A (Class A23)
3,830,000 g Taco Bell Funding LLC 4 .940 11/25/48 3,686,505
Series - 2018 1A (Class A2II)
4,586,938 g Taco Bell Funding LLC 1 .946 08/25/51 3,988,659
Series - 2021 1A (Class A2I)
4,858,500 g Taco Bell Funding LLC 2 .294 08/25/51 4,056,998
Series - 2021 1A (Class A2II)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,500,000 g,i TCW CLO Ltd LIBOR 3 M + 6.860% 6 .985% 07/25/34 $ 2,239,075
Series - 2021 2A (Class E)
475,000 g Tricon American Homes Trust 2 .049 07/17/38 430,465
Series - 2020 SFR1 (Class B)
3,921,655 United Airlines Pass Through Trust 3 .700 03/01/30 3,387,399
Series - 2018 1 (Class A)
450,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 8 .624 12/07/23 441,630
Series - 2020 A (Class AA)
5,815,892 g Vine 2 .790 11/15/50 4,979,876
Series - 2020 1A (Class A)
1,779,788 g Vine 6 .420 11/15/50 1,575,369
Series - 2020 1A (Class C)
2,000,000 g,i Vitality Re XII Ltd U.S. Treasury Bill 3 M + 2.250% 2 .250 01/07/25 1,953,200
Series - 2020 A (Class A)
3,165,216 g Vivint Colar Financing V LLC 7 .370 04/30/48 2,936,015
Series - 2018 1A (Class B)
6,632,500 g Wendys Funding LLC 3 .884 03/15/48 6,122,879
Series - 2018 1A (Class A2II)
5,708,325 g Wendy's Funding LLC 2 .370 06/15/51 4,788,251
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 276,409,574
OTHER MORTGAGE BACKED - 10 .6%
171,816 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 154,889
Series - 2015 6 (Class A9)
21,182 Alternative Loan Trust 5 .250 11/25/33 19,958
Series - 2003 J3 (Class 1A3)
1,500,000 g,i Ashford Hospitality Trust LIBOR 1 M + 1.850% 6 .535 06/15/35 1,435,024
Series - 2018 KEYS (Class C)
1,500,000 i BANK 3 .952 11/15/50 1,291,607
Series - 2017 BNK8 (Class B)
3,750,000 g BANK 2 .500 10/17/52 2,251,113
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 849,685
Series - 2019 BN21 (Class AS)
1,000,000 BANK 3 .455 12/15/52 828,488
Series - 2019 BN23 (Class B)
2,000,000 BANK 1 .925 12/15/53 1,570,465
Series - 2020 BN30 (Class A4)
4,000,000 †,h BANK5 6 .260 03/15/56 4,119,920
Series - 2023 5YR1 (Class A3)
1,653,745 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 1,367,217
Series - 2021 6 (Class A19)
4,500,000 g,i BBCMS Mortgage Trust 4 .267 08/05/38 2,921,976
Series - 2018 CHRS (Class E)
1,769,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 1,444,516
Series - 2020 IG2 (Class AM)
2,800,000 g,i Benchmark Mortgage Trust 3 .132 09/15/48 2,350,179
Series - 2020 IG3 (Class AS)
5,000,000 g,i Benchmark Mortgage Trust 3 .536 09/15/48 4,337,411
Series - 2020 IG3 (Class BXA)
1,100,000 Benchmark Mortgage Trust 4 .267 03/15/52 1,014,027
Series - 2019 B9 (Class AS)
3,600,000 i Benchmark Mortgage Trust 4 .510 05/15/53 3,457,996
Series - 2018 B7 (Class A4)
9,100,000 g Benchmark Mortgage Trust 4 .139 07/15/53 7,824,140
Series - 2020 B18 (Class AGNF)
6,500,000 i Benchmark Mortgage Trust 2 .563 02/15/54 4,424,393
Series - 2021 B23 (Class C)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,000,000 Benchmark Mortgage Trust 2 .224% 08/15/54 $ 4,000,429
Series - 2021 B28 (Class A5)
9,167,390 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.034% 5 .862 10/15/36 9,069,295
Series - 2019 XL (Class A)
4,500,000 g,i BXP Trust 2 .775 01/15/44 2,939,739
Series - 2021 601L (Class D)
1,800,000 i CD Mortgage Trust 3 .879 11/10/49 1,582,887
Series - 2016 CD2 (Class B)
1,000,000 i CD Mortgage Trust 3 .980 11/10/49 809,286
Series - 2016 CD2 (Class C)
1,400,000 i CD Mortgage Trust 4 .546 02/10/50 914,591
Series - 2017 CD3 (Class C)
220,828 g,i CF Mortgage Trust 2 .840 04/15/25 211,891
Series - 2020 P1 (Class A1)
10,000,000 g,i CF Mortgage Trust 3 .603 04/15/52 9,192,627
Series - 2020 P1 (Class A2)
5,000,000 i CFCRE Commercial Mortgage Trust 3 .502 11/10/49 4,580,934
Series - 2016 C6 (Class AM)
120,278 Citicorp Mortgage Securities, Inc 5 .500 07/25/35 114,102
Series - 2005 4 (Class 1A7)
3,400,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 1.900% 6 .585 10/15/38 3,212,995
Series - 2021 PRM2 (Class D)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .134 04/10/46 1,994,962
Series - 2013 GC11 (Class C)
1,129,262 g,i Citigroup Commercial Mortgage Trust 4 .481 07/10/47 982,466
Series - 2014 GC23 (Class D)
2,600,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 2,433,909
Series - 2015 GC29 (Class B)
1,650,000 i Citigroup Commercial Mortgage Trust 4 .140 04/10/48 1,504,446
Series - 2015 GC29 (Class C)
2,717,806 Citigroup Commercial Mortgage Trust 4 .233 04/10/49 2,491,104
Series - 2016 GC37 (Class B)
1,020,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 862,254
Series - 2019 GC41 (Class AS)
1,091,000 g,i COMM Mortgage Trust 4 .866 08/10/46 1,069,910
Series - 2013 CR10 (Class C)
1,000,000 g,i COMM Mortgage Trust 5 .009 08/10/46 985,849
Series - 2013 LC13 (Class B)
3,000,000 g,i COMM Mortgage Trust 5 .255 08/10/46 2,808,808
Series - 2013 LC13 (Class D)
7,075,000 i COMM Mortgage Trust 4 .588 02/10/47 6,749,946
Series - 2014 CR14 (Class B)
5,000,000 COMM Mortgage Trust 4 .199 03/10/47 4,881,038
Series - 2014 UBS2 (Class AM)
1,120,000 COMM Mortgage Trust 4 .174 05/10/47 1,086,704
Series - 2014 CR17 (Class AM)
3,006,300 COMM Mortgage Trust 4 .377 05/10/47 2,749,910
Series - 2014 CR17 (Class B)
5,150,000 g,i COMM Mortgage Trust 4 .767 06/10/47 3,597,635
Series - 2014 UBS3 (Class D)
3,307,500 i COMM Mortgage Trust 4 .456 07/15/47 3,173,815
Series - 2014 CR18 (Class B)
3,250,000 g,i COMM Mortgage Trust 4 .697 08/10/47 2,814,447
Series - 2014 CR19 (Class D)
2,500,000 g COMM Mortgage Trust 3 .000 03/10/48 1,783,050
Series - 2015 CR22 (Class E)
3,340,500 i COMM Mortgage Trust 4 .070 03/10/48 3,034,083
Series - 2015 CR22 (Class C)
2,600,000 g,i COMM Mortgage Trust 4 .070 03/10/48 2,029,448
Series - 2015 CR22 (Class D)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 i COMM Mortgage Trust 4 .295% 05/10/48 $ 2,043,779
Series - 2015 CR23 (Class D)
2,500,000 i COMM Mortgage Trust 3 .463 08/10/48 2,008,835
Series - 2015 CR24 (Class D)
2,500,000 i COMM Mortgage Trust 4 .346 08/10/48 2,359,065
Series - 2015 CR24 (Class B)
3,000,000 i COMM Mortgage Trust 4 .346 08/10/48 2,737,726
Series - 2015 CR24 (Class C)
3,175,000 i COMM Mortgage Trust 4 .467 10/10/48 2,859,562
Series - 2015 CR26 (Class C)
5,245,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 5,285,104
Series - 2022 R03 (Class 1M2)
550,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.500% 6 .014 04/25/42 536,741
Series - 2022 R05 (Class 2B1)
2,475,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.000% 7 .560 04/25/42 2,416,946
Series - 2022 R05 (Class 2M2)
3,565,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .160 07/25/42 3,571,308
Series - 2022 R08 (Class 1M2)
4,900,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.750% 9 .318 09/25/42 5,079,599
Series - 2022 R09 (Class 2M2)
5,685,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.750% 8 .318 12/25/42 5,738,029
Series - 2023 R01 (Class 1M2)
24,216 Countrywide Alternative Loan Trust 5 .000 12/25/56 23,698
Series - 2005 6CB (Class 2A1)
307,941 i Countrywide Home Loan Mortgage Pass Through Trust 3 .996 11/20/34 285,736
Series - 2004 HYB6 (Class A2)
19,311 Countrywide Home Loan Mortgage Pass Through Trust 5 .250 09/25/35 17,494
Series - 2005 17 (Class 1A10)
5,000,000 g,i CPT Mortgage Trust 2 .997 11/13/39 3,170,878
Series - 2019 CPT (Class E)
2,080,325 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 1,716,513
Series - 2021 NQM8 (Class A3)
3,340,000 CSAIL Commercial Mortgage Trust 3 .505 04/15/50 3,198,793
Series - 2015 C1 (Class A4)
1,799,583 g,i CSMC 2 .130 05/25/65 1,182,154
Series - 2021 NQM1 (Class M1)
1,850,000 g,i CSMC Series 3 .388 10/25/59 1,614,756
Series - 2019 NQM1 (Class M1)
5,065,000 DBJPM 3 .539 05/10/49 4,690,320
Series - 2016 C1 (Class AM)
3,400,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .803 11/15/38 3,174,309
Series - 2021 ELP (Class E)
1,999,960 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 6 .984 10/15/38 1,831,542
Series - 2021 EQAZ (Class E)
870,997 g,i Flagstar Mortgage Trust 4 .035 10/25/47 774,722
Series - 2017 2 (Class B3)
48,983 g,i Flagstar Mortgage Trust 4 .000 09/25/48 45,910
Series - 2018 5 (Class A11)
1,329,137 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,050,182
Series - 2021 2 (Class A4)
1,763,404 g,i Flagstar Mortgage Trust 2 .500 06/01/51 1,393,308
Series - 2021 4 (Class A21)
8,762,286 g,i Flagstar Mortgage Trust 3 .000 10/25/51 7,244,130
Series - 2021 10INV (Class A17)
1,900,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.500% 7 .060 01/25/42 1,757,771
Series - 2022 DNA1 (Class M2)
6,610,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.900% 7 .460 04/25/42 6,569,098
Series - 2022 DNA3 (Class M1B)
4,835,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.750% 9 .310 02/25/42 4,612,839
Series - 2022 DNA2 (Class B1)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,639,295 g,i GS Mortgage Securities Trust 4 .285% 02/10/46 $ 2,545,085
Series - 2013 GC10 (Class C)
2,250,000 i GS Mortgage Securities Trust 3 .990 10/10/49 1,917,181
Series - 2016 GS3 (Class C)
3,725,000 i GS Mortgage Securities Trust 3 .954 11/10/49 3,088,342
Series - 2016 GS4 (Class C)
2,000,000 g GS Mortgage Securities Trust 3 .000 08/10/50 1,450,271
Series - 2017 GS7 (Class D)
3,800,000 i GS Mortgage Securities Trust 4 .158 02/10/52 3,457,169
Series - 2019 GC38 (Class AS)
1,500,000 i GS Mortgage Securities Trust 4 .761 02/10/52 1,266,823
Series - 2019 GC38 (Class C)
1,000,000 i GS Mortgage Securities Trust 3 .405 02/13/53 824,492
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 2,399,963
Series - 2020 GSA2 (Class A5)
55,131 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 52,077
Series - 2019 PJ2 (Class A1)
144,000 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 135,836
Series - 2019 PJ2 (Class A4)
258,149 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 219,783
Series - 2020 PJ4 (Class A4)
467,836 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 398,065
Series - 2020 PJ5 (Class A4)
1,040,080 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 819,613
Series - 2020 PJ6 (Class A4)
5,574,728 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 4,404,725
Series - 2021 PJ5 (Class A4)
3,905,643 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,228,950
Series - 2022 PJ2 (Class A36)
276,135 g,i GS Mortgage-Backed Securities Trust 3 .641 05/25/50 229,889
Series - 2020 PJ1 (Class B2)
1,259,065 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 993,594
Series - 2021 PJ2 (Class A4)
7,430,719 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,871,188
Series - 2021 PJ6 (Class A4)
8,786,922 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 6,942,756
Series - 2021 PJ7 (Class A4)
4,370,216 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,453,012
Series - 2021 PJ8 (Class A4)
2,317,336 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 1,915,834
Series - 2022 INV1 (Class A4)
3,902,156 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 3,226,067
Series - 2022 HP1 (Class A4)
2,666,355 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 2,204,382
Series - 2022 PJ5 (Class A36)
2,460,557 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 2,034,241
Series - 2022 PJ6 (Class A24)
3,555,107 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 3,038,839
Series - 2023 PJ1 (Class A24)
208,475 g GSMPS Mortgage Loan Trust 7 .500 03/25/35 201,179
Series - 2005 RP2 (Class 1A2)
199,904 g GSMPS Mortgage Loan Trust 7 .500 09/25/35 193,408
Series - 2005 RP3 (Class 1A2)
277,622 GSR Mortgage Loan Trust 6 .000 01/25/35 248,517
Series - 2005 1F (Class 3A3)
1,123,614 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .381 08/19/45 992,219
Series - 2005 11 (Class 2A1A)
3,000,000 g,i Hudson Yards Mortgage Trust 3 .443 07/10/39 2,403,795
Series - 2019 30HY (Class D)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 g,i Hudson Yards Mortgage Trust 2 .943% 12/10/41 $ 1,415,118
Series - 2019 55HY (Class D)
1,750,000 †,g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 1,109,815
Series - 2019 55HY (Class F)
66,550 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .505 03/25/35 60,952
Series - 2004 11 (Class 2A1)
733,478 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 656,323
Series - 2020 NQM1 (Class A3)
440,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 371,693
Series - 2020 NQM1 (Class M1)
4,810,000 g,i Imperial Fund Mortgage Trust 2 .383 06/25/56 3,166,120
Series - 2021 NQM1 (Class M1)
32,170 i JP Morgan Alternative Loan Trust LIBOR 1 M + 0.560% 5 .405 04/25/47 30,245
Series - 2007 S1 (Class A1)
1,700,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .157 01/15/46 1,644,162
Series - 2013 C13 (Class D)
2,140,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .822 08/15/49 1,974,363
Series - 2016 JP2 (Class A4)
5,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 4,836,214
Series - 2017 JP7 (Class A3)
193,794 i JP Morgan Mortgage Trust 4 .184 11/25/33 183,645
Series - 2006 A2 (Class 5A3)
1,459,150 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 5 .695 12/25/44 1,375,975
Series - 2015 1 (Class B1)
67,981 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 61,548
Series - 2015 3 (Class A19)
359,185 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 326,901
Series - 2015 6 (Class A13)
181,167 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 162,702
Series - 2016 1 (Class A13)
204,602 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 181,716
Series - 2017 2 (Class A13)
673,917 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 594,856
Series - 2018 3 (Class A13)
319,138 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 281,786
Series - 2018 4 (Class A13)
980,003 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 852,331
Series - 2018 5 (Class A13)
740,396 g,i JP Morgan Mortgage Trust 3 .300 10/26/48 699,275
Series - 2017 5 (Class A2)
875,398 g,i JP Morgan Mortgage Trust 3 .893 12/25/48 734,064
Series - 2018 6 (Class B4)
104,471 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 97,147
Series - 2018 8 (Class A13)
135,131 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 125,548
Series - 2018 9 (Class A13)
46,973 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 44,017
Series - 2019 1 (Class A3)
241,427 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 225,124
Series - 2019 1 (Class A15)
430,143 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 5 .567 10/25/49 413,385
Series - 2019 INV1 (Class A11)
2,404,087 g,i JP Morgan Mortgage Trust 3 .832 06/25/50 2,051,396
Series - 2020 1 (Class B2)
3,134,271 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 2,480,365
Series - 2021 6 (Class A15)
2,347,804 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,855,055
Series - 2021 7 (Class A15)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,739,025 g,i JP Morgan Mortgage Trust 2 .500% 12/25/51 $ 2,164,169
Series - 2021 8 (Class A15)
1,054,074 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 832,849
Series - 2021 10 (Class A15)
4,030,917 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 3,194,961
Series - 2021 11 (Class A15)
1,152,329 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 912,233
Series - 2021 12 (Class A15)
2,175,371 g,i JP Morgan Mortgage Trust 3 .349 04/25/52 1,751,857
Series - 2021 INV6 (Class B1)
1,392,238 g,i JP Morgan Mortgage Trust 3 .349 04/25/52 1,093,083
Series - 2021 INV6 (Class B2)
1,739,810 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,377,308
Series - 2021 14 (Class A15)
5,897,805 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,668,956
Series - 2021 15 (Class A15)
1,670,919 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 1,381,415
Series - 2022 2 (Class A25)
4,389,132 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 3,778,942
Series - 2022 LTV2 (Class A6)
294,197 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 288,497
Series - 2014 C23 (Class ASB)
1,550,000 i JPMBB Commercial Mortgage Securities Trust 4 .479 09/15/47 1,449,293
Series - 2014 C23 (Class C)
1,688,355 i JPMBB Commercial Mortgage Securities Trust 4 .479 09/15/47 1,596,086
Series - 2014 C23 (Class B)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3 .634 02/15/48 4,747,310
Series - 2015 C27 (Class AS)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 3,314,191
Series - 2015 C31 (Class AS)
6,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 5,601,136
Series - 2015 C31 (Class B)
2,500,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .237 03/17/49 2,070,221
Series - 2016 C1 (Class D1)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 4,019,218
Series - 2020 COR7 (Class AS)
10,000,000 g Liberty Street Trust 3 .597 02/10/36 9,252,016
Series - 2016 225L (Class A)
297,664 Master Alternative Loan Trust 7 .000 01/25/34 309,416
Series - 2004 1 (Class 3A1)
901,659 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 842,790
Series - 2014 C19 (Class LNC2)
3,682,000 i Morgan Stanley Bank of America Merrill Lynch Trust
2014 C19
4 .000 12/15/47 3,426,298
Series - 2014 C19 (Class B)
2,000,000 i Morgan Stanley Capital I Trust 3 .779 05/15/48 1,918,138
Series - 2015 MS1 (Class A4)
132,584 †,i Morgan Stanley Capital I Trust 5 .674 12/12/49 55,736
Series - 2007 IQ16 (Class AJFX)
300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 277,998
Series - 2017 HR2 (Class A4)
2,150,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 2,000,008
Series - 2018 H3 (Class AS)
1,040,589 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 914,923
Series - 2021 4 (Class A4)
3,538,842 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,807,227
Series - 2021 5 (Class A9)
2,838,296 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,246,917
Series - 2021 6 (Class A9)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,181,975 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500% 09/25/51 $ 2,760,052
Series - 2021 6 (Class A4)
1,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 1,285,628
Series - 2019 PARK (Class E)
11,100,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.579% 5 .915 07/15/36 10,668,047
Series - 2019 MILE (Class A)
3,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 3.579% 8 .407 07/15/36 2,707,319
Series - 2019 MILE (Class E)
4,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 9 .157 07/15/36 4,032,625
Series - 2019 MILE (Class F)
432,235 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 395,105
Series - 2019 NQM4 (Class A3)
425,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 345,601
Series - 2019 NQM4 (Class M1)
103,215 i New York Mortgage Trust LIBOR 1 M + 0.480% 5 .325 02/25/36 100,489
Series - 2005 3 (Class A1)
650,000 g,i NLT Trust 2 .569 08/25/56 431,505
Series - 2021 INV2 (Class M1)
5,199,702 g,i OBX Trust 2 .500 07/25/51 4,108,409
Series - 2021 J2 (Class A19)
4,005,742 g,i OBX Trust 4 .000 10/25/52 3,548,155
Series - 2022 INV5 (Class A13)
371,905 g,i OBX Trust LIBOR 1 M + 0.650% 5 .495 06/25/57 348,172
Series - 2018 1 (Class A2)
1,580,106 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,248,480
Series - 2021 1 (Class A19)
1,110,408 g,i Oceanview Mortgage Trust 4 .500 11/25/52 1,042,713
Series - 2022 1 (Class A1)
5,700,000 g One Bryant Park Trust 2 .516 09/15/54 4,693,032
Series - 2019 OBP (Class A)
2,700,000 g,i Onslow Bay Mortgage Loan Trust 2 .451 05/25/61 1,436,715
Series - 2021 NQM2 (Class M1)
6,564,446 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,203,072
Series - 2022 2 (Class A22)
1,447,680 g,i RCKT Mortgage Trust 3 .500 06/25/52 1,243,045
Series - 2022 4 (Class A22)
160,545 g,i Sequoia Mortgage Trust 3 .500 05/25/45 145,956
Series - 2015 2 (Class A1)
206,342 g,i Sequoia Mortgage Trust 3 .500 06/25/46 185,986
Series - 2016 1 (Class A19)
597,027 g,i Sequoia Mortgage Trust 3 .500 02/25/47 535,776
Series - 2017 2 (Class A19)
1,166,924 g,i Sequoia Mortgage Trust 3 .726 09/25/47 1,068,167
Series - 2017 6 (Class B1)
227,675 g,i Sequoia Mortgage Trust 3 .500 03/25/48 204,514
Series - 2018 3 (Class A1)
22,005 g,i Sequoia Mortgage Trust 4 .000 09/25/48 20,567
Series - 2018 7 (Class A19)
111,130 g,i Sequoia Mortgage Trust 4 .000 06/25/49 103,356
Series - 2019 2 (Class A19)
664,806 g,i Sequoia Mortgage Trust 3 .500 12/25/49 596,564
Series - 2019 5 (Class A19)
1,847,341 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,554,416
Series - 2020 3 (Class A19)
2,519,331 g,i Sequoia Mortgage Trust 2 .500 06/25/51 1,990,583
Series - 2021 4 (Class A19)
282,811 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 258,939
Series - 2017 2 (Class A1)
11,415,000 g SLG Office Trust 2 .851 07/15/41 8,299,203
Series - 2021 OVA (Class E)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,382,726 g,i SMR Mortgage Trust 7 .227% 02/15/39 $ 2,270,983
Series - 2022 IND (Class B)
3,500,000 g,i Spruce Hill Mortgage Loan Trust 3 .827 01/28/50 3,056,738
Series - 2020 SH1 (Class B1)
12,859 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .789 02/25/48 12,010
Series - 2018 SPI1 (Class M2)
226,398 g,i STACR 3 .834 05/25/48 215,972
Series - 2018 SPI2 (Class M2)
219,003 g,i STACR 3 .834 05/25/48 210,841
Series - 2018 SPI2 (Class M2B)
623,067 g,i UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 606,376
Series - 2013 C5 (Class B)
930,000 g,i Verus Securitization Trust 3 .207 11/25/59 793,341
Series - 2019 4 (Class M1)
486,901 g Verus Securitization Trust 1 .733 05/25/65 446,389
Series - 2020 5 (Class A3)
258,366 g Verus Securitization Trust 2 .321 05/25/65 241,467
Series - 2020 4 (Class A3)
2,861,511 g,i Verus Securitization Trust 2 .240 10/25/66 2,336,262
Series - 2021 7 (Class A3)
13,031,000 g,i Verus Securitization Trust 3 .288 11/25/66 9,173,819
Series - 2021 8 (Class M1)
1,700,000 g,i VNDO Trust 3 .903 01/10/35 1,304,425
Series - 2016 350P (Class E)
621,166 g VSE VOI Mortgage LLC 4 .020 02/20/36 600,662
Series - 2018 A (Class C)
8,084 i Washington Mutual Mortgage Pass-Through
Certificates Trust
5 .810 08/25/38 7,834
Series - 2004 RA3 (Class 2A)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .149 05/15/48 1,662,575
Series - 2015 NXS1 (Class D)
1,200,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 936,743
Series - 2015 NXS3 (Class D)
77,896 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 74,046
Series - 2019 2 (Class A17)
285,701 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 243,533
Series - 2020 4 (Class A17)
6,860,708 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,420,808
Series - 2021 2 (Class A17)
1,289,479 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 1,066,063
Series - 2021 INV1 (Class A17)
7,660,904 g,i Wells Fargo Mortgage Backed Securities Trust 3 .316 08/25/51 5,997,279
Series - 2021 INV1 (Class B2)
1,296,520 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,027,640
Series - 2022 2 (Class A18)
1,668,988 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 1,385,247
Series - 2022 INV1 (Class A18)
2,890,975 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 2,489,064
Series - 2022 INV1 (Class A17)
3,500,000 i WFRBS Commercial Mortgage Trust 4 .162 12/15/46 3,439,003
Series - 2013 C18 (Class A5)
5,277,000 WFRBS Commercial Mortgage Trust 3 .607 11/15/47 5,088,737
Series - 2014 C24 (Class A5)
2,000,000 WF-RBS Commercial Mortgage Trust 3 .337 06/15/46 1,989,324
Series - 2013 C14 (Class A5)
83,213 g,i WinWater Mortgage Loan Trust 3 .918 06/20/44 70,002
Series - 2014 1 (Class B4)

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,704,005 g,i Woodward Capital Management 3 .000% 05/25/52 $ 2,235,509
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 475,743,622
TOTAL STRUCTURED ASSETS 752,153,196
(Cost $859,642,526)
TOTAL BONDS 4,215,462,243
(Cost $4,643,947,597)
SHARES COMPANY
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
ENERGY - 0 .0%
1,538 *,† Cloud Peak Energy, Inc 15
TOTAL ENERGY 15
MATERIALS - 0 .0%
415,953 * Petra Diamonds Ltd 386,507
TOTAL MATERIALS 386,507
TOTAL COMMON STOCKS 386,522
(Cost $390,996)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0 .1%
139,125 e Morgan Stanley 3,532,384
34,686 Morgan Stanley 854,316
TOTAL FINANCIAL SERVICES 4,386,700
TOTAL PREFERRED STOCKS 4,386,700
(Cost $4,394,529)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.0%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000 04/14/23 9,986,235
TOTAL GOVERNMENT AGENCY DEBT 9,986,235
REPURCHASE AGREEMENT - 0 .9%
40,280,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 40,280,000
TOTAL REPURCHASE AGREEMENT 40,280,000
TREASURY DEBT - 1 .6%
50,000,000 e United States Treasury Bill 0 .000 11/02/23 48,670,919
25,000,000 United States Treasury Bill 0 .000 02/22/24 23,998,481
TOTAL TREASURY DEBT 72,669,400

Core Plus Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .3%
56,139,944 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840% $ 56,139,944
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 56,139,944
TOTAL SHORT-TERM INVESTMENTS 179,075,579
(Cost $178,962,421)
TOTAL INVESTMENTS - 100.4% 4,523,608,144
(Cost $4,955,429,658)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (18,410,321)
NET ASSETS - 100.0% $ 4,505,197,823
CME Chicago Mercantile Exchange
CNY Chinese Yuan
DOP Dominican Republic Peso
EUR Euro
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $54,755,684.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $40,280,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 0.250% and maturity date 7/31/25, valued at $41,085,631.

5–15 Year Laddered Tax-Exempt Bond Fund March 31, 2023
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
LONG-TERM MUNICIPAL BONDS - 97.5%
ALABAMA
-
2 .3%
$ 250,000 Black Belt Energy Gas District 4 .000% 12/01/27 $ 253,286
500,000 City of Birmingham AL 5 .000 12/01/30 555,977
630,000 County of Mobile AL 5 .000 02/01/34 712,173
2,900,000 Lower Alabama Gas District 4 .000 12/01/50 2,875,551
1,000,000 University of South Alabama 5 .000 11/01/31 1,071,168
TOTAL ALABAMA 5,468,155
ALASKA
-
0 .2%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 526,823
TOTAL ALASKA 526,823
ARIZONA
-
1 .5%
2,000,000 Chandler Industrial Development Authority 5 .000 06/01/49 2,024,205
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 166,296
190,000 Pinal County Electric District No 3 5 .000 07/01/33 202,284
1,005,000 Salt River Project Agriculture 5 .000 01/01/38 1,093,337
TOTAL ARIZONA 3,486,122
ARKANSAS
-
0 .5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,104,017
TOTAL ARKANSAS 1,104,017
CALIFORNIA
-
2 .9%
1,090,000 California County Tobacco Securitization Agency 4 .000 06/01/36 1,092,763
365,000 California Educational Facilities Authority 5 .000 12/01/29 391,520
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,610,846
185,000 California Municipal Finance Authority 4 .000 07/15/29 179,682
225,000 g California Statewide Communities Development
Authority
5 .000 12/01/28 235,517
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/36 1,096,208
195,000 Long Beach Community College District 3 .000 08/01/37 178,831
415,000 Palmdale Community Redevelopment Agency 5 .000 09/01/31 451,176
1,405,000 San Francisco City & County Airport Comm-San
Francisco International Airport
5 .000 05/01/31 1,589,390
TOTAL CALIFORNIA 6,825,933
COLORADO
-
0 .9%
590,000 City & County of Denver CO Airport System Revenue 5 .000 12/01/31 639,770
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 1,003,049
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 257,543
310,000 Denver Health & Hospital Authority 5 .000 12/01/28 337,197
TOTAL COLORADO 2,237,559
CONNECTICUT
-
4 .9%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,299,361
765,000 Capital Region Development Authority 5 .000 06/15/33 838,651
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,152,980
495,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/27 538,939
630,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/29 651,056
330,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/30 340,263
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/32 377,719
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/33 377,120
1,540,000 State of Connecticut 3 .000 01/15/36 1,455,612
255,000 State of Connecticut 5 .000 11/15/38 291,662

5–15 Year Laddered Tax-Exempt Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
CONNECTICUT—continued
$ 1,000,000 State of Connecticut Special Tax Revenue 5 .000% 05/01/34 $ 1,159,473
2,000,000 University of Connecticut 5 .000 03/15/28 2,139,846
TOTAL CONNECTICUT 11,622,682
DISTRICT OF COLUMBIA
-
2 .3%
955,000 District of Columbia 5 .000 04/01/27 1,036,422
3,800,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/32 4,318,622
TOTAL DISTRICT OF COLUMBIA 5,355,044
FLORIDA
-
5 .3%
1,000,000 Alachua County Health Facilities Authority 5 .000 12/01/31 1,095,816
250,000 County of Broward FL Airport System Revenue 5 .000 10/01/28 267,727
1,500,000 County of Miami-Dade FL Aviation Revenue 4 .000 10/01/36 1,538,301
3,000,000 Escambia County Health Facilities Authority 5 .000 08/15/32 3,232,318
1,250,000 g Florida Development Finance Corp 7 .250 07/01/57 1,259,909
795,000 Greater Orlando Aviation Authority 5 .000 10/01/26 850,784
305,000 Greater Orlando Aviation Authority 5 .000 10/01/26 322,138
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 189,409
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 204,881
400,000 Hillsborough County Port District 5 .000 06/01/29 436,992
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,080,830
210,000 Miami-Dade County Educational Facilities Authority 5 .000 04/01/28 230,524
255,000 Miami-Dade County Health Facilities Authority 4 .000 08/01/37 258,305
500,000 Pinellas County School Board 4 .000 07/01/36 523,924
500,000 School District of Broward County 5 .000 07/01/31 534,887
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 584,317
TOTAL FLORIDA 12,611,062
GEORGIA
-
3 .9%
1,110,000 Burke County Development Authority 2 .250 10/01/32 1,108,063
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 1,000,844
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,237,092
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,054,724
1,000,000 Glynn-Brunswick Memorial Hospital Authority 5 .000 08/01/47 1,004,320
1,165,000 Main Street Natural Gas, Inc 5 .000 06/01/28 1,216,434
1,020,000 Main Street Natural Gas, Inc 4 .000 08/01/49 1,025,657
1,500,000 Municipal Electric Authority of Georgia 5 .000 01/01/62 1,544,667
TOTAL GEORGIA 9,191,801
GUAM
-
0 .2%
200,000 Port Authority of Guam 5 .000 07/01/29 216,133
200,000 Port Authority of Guam 5 .000 07/01/30 215,743
TOTAL GUAM 431,876
HAWAII
-
0 .4%
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/41 1,014,481
TOTAL HAWAII 1,014,481
ILLINOIS
-
13 .1%
1,500,000 Chicago Board of Education 5 .000 12/01/26 1,556,708
1,335,000 Chicago Board of Education 4 .000 12/01/27 1,330,140
500,000 Chicago Housing Authority 5 .000 01/01/33 545,396
300,000 Chicago O'Hare International Airport 5 .000 01/01/28 317,713
1,000,000 Chicago O'Hare International Airport 5 .000 01/01/32 1,022,830
300,000 Chicago Transit Authority 5 .000 06/01/28 327,086
3,250,000 City of Chicago IL 5 .000 01/01/28 3,429,623
1,000,000 City of Chicago IL 4 .000 01/01/35 982,116
1,000,000 City of Chicago IL Wastewater Transmission Revenue 5 .000 01/01/26 1,049,096
1,250,000 City of Chicago IL, GO 5 .000 01/01/29 1,329,306
150,000 Cook County School District No 78 Rosemont 5 .000 12/01/31 175,587
1,750,000 County of Cook IL 5 .000 11/15/31 1,879,045

5–15 Year Laddered Tax-Exempt Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
ILLINOIS—continued
$ 1,160,000 County of Cook IL Sales Tax Revenue 5 .000% 11/15/36 $ 1,272,634
2,000,000 Illinois Finance Authority 5 .000 10/01/34 2,095,035
700,000 Illinois State Toll Highway Authority 4 .000 01/01/42 697,300
630,000 Illinois State Toll Highway Authority 4 .000 01/01/46 615,457
305,000 Metropolitan Pier & Exposition Authority 4 .000 06/15/52 263,478
2,000,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .000 12/01/30 2,171,808
1,500,000 Sales Tax Securitization Corp 5 .000 01/01/30 1,631,506
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,813,953
2,000,000 State of Illinois 5 .000 06/01/28 2,118,007
1,500,000 State of Illinois 5 .000 03/01/37 1,642,318
250,000 Village of Broadview IL 5 .000 12/01/28 270,589
200,000 Village of Broadview IL 5 .000 12/01/29 216,180
545,000 Village of Broadview IL 5 .000 12/01/30 588,785
745,000 Village of Broadview IL 5 .000 12/01/33 805,475
TOTAL ILLINOIS 31,147,171
INDIANA
-
0 .6%
1,365,000 City of Whiting IN 5 .000 12/01/44 1,396,605
TOTAL INDIANA 1,396,605
KENTUCKY
-
1 .1%
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,323,627
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,323,203
TOTAL KENTUCKY 2,646,830
LOUISIANA
-
1 .3%
480,000 City of New Orleans LA Sewerage Service Revenue 4 .000 06/01/36 496,954
750,000 Louisiana Local Government Environmental Facilities &
Community Development Authority
5 .000 10/01/27 814,819
500,000 New Orleans Aviation Board 5 .000 10/01/33 552,862
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,331,128
TOTAL LOUISIANA 3,195,763
MARYLAND
-
0 .9%
2,000,000 County of Baltimore MD 4 .000 01/01/29 2,039,355
TOTAL MARYLAND 2,039,355
MASSACHUSETTS
-
0 .2%
500,000 Massachusetts Development Finance Agency 5 .000 12/01/29 540,883
TOTAL MASSACHUSETTS 540,883
MICHIGAN
-
2 .6%
500,000 Charlotte Public School District 4 .000 05/01/36 530,256
2,000,000 Michigan Finance Authority 5 .000 11/15/28 2,111,533
1,000,000 Michigan Finance Authority 5 .000 12/01/36 1,101,821
1,750,000 State of Michigan Trunk Line Revenue 5 .000 11/15/30 2,084,742
385,000 Wayne County Airport Authority 5 .000 12/01/29 432,677
TOTAL MICHIGAN 6,261,029
MINNESOTA
-
0 .7%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,141,076
70,000 Duluth Economic Development Authority 5 .000 02/15/33 74,758
400,000 Hawley Independent School District No 150 5 .000 02/01/38 444,161
TOTAL MINNESOTA 1,659,995
MISSISSIPPI
-
2 .1%
1,045,000 Mississippi Development Bank 5 .000 03/01/26 1,108,184
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,049,710
2,485,000 State of Mississippi 5 .000 10/15/33 2,709,297
TOTAL MISSISSIPPI 4,867,191

5–15 Year Laddered Tax-Exempt Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
MISSOURI
-
2 .4%
$ 2,500,000 City of Kansas City MO Sanitary Sewer System Revenue 3 .000% 01/01/37 $ 2,277,117
900,000 Health & Educational Facilities Authority of the State
of Missouri
5 .000 02/15/28 985,316
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 476,726
1,745,000 St. Louis Municipal Finance Corp 5 .000 02/15/26 1,846,168
TOTAL MISSOURI 5,585,327
NEVADA
-
0 .4%
1,000,000 Las Vegas Redevelopment Agency 5 .000 06/15/26 1,050,311
TOTAL NEVADA 1,050,311
NEW JERSEY
-
7 .6%
350,000 Gloucester County Improvement Authority 5 .000 07/01/34 397,329
1,000,000 New Jersey Economic Development Authority 5 .000 06/15/27 1,079,209
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,725,102
1,000,000 New Jersey Educational Facilities Authority 5 .000 07/01/27 1,062,678
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,062,098
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 838,415
1,120,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/34 1,167,726
3,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/34 3,272,626
1,000,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/36 1,019,145
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,746,291
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 1,026,833
500,000 South Jersey Port Corp 5 .000 01/01/48 507,721
1,300,000 Toms River Board of Education 3 .000 07/15/38 1,131,549
TOTAL NEW JERSEY 18,036,722
NEW YORK
-
6 .3%
1,000,000 Brooklyn Arena Local Development Corp 5 .000 07/15/26 1,027,302
10,000 Metropolitan Transportation Authority 4 .000 11/15/34 10,084
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,289,163
160,000 New York City Industrial Development Agency 3 .000 01/01/46 120,990
1,750,000 New York State Dormitory Authority 5 .000 07/01/33 1,871,839
125,000 New York State Dormitory Authority 5 .000 07/01/38 140,777
1,000,000 New York State Urban Development Corp 5 .000 03/15/35 1,149,093
305,000 New York State Urban Development Corp 5 .000 03/15/38 331,817
375,000 New York Transportation Development Corp 5 .000 07/01/30 381,212
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,060,489
715,000 New York Transportation Development Corp 5 .000 01/01/36 723,668
635,000 New York Transportation Development Corp 5 .000 12/01/36 670,964
505,000 New York Transportation Development Corp 5 .000 12/01/36 554,448
1,500,000 Port Authority of New York & New Jersey 5 .000 07/15/31 1,704,148
1,000,000 Port Authority of New York & New Jersey 4 .000 11/01/34 1,030,603
1,000,000 Port Authority of New York & New Jersey 5 .000 11/01/35 1,099,916
1,625,000 Port Authority of New York & New Jersey 4 .000 07/15/36 1,656,928
TOTAL NEW YORK 14,823,441
NORTH CAROLINA
-
0 .7%
1,000,000 North Carolina Capital Facilities Finance Agency 5 .000 05/01/31 1,139,652
210,000 North Carolina Medical Care Commission 4 .000 02/01/36 217,392
255,000 North Carolina Medical Care Commission 3 .000 07/01/36 240,257
TOTAL NORTH CAROLINA 1,597,301
NORTH DAKOTA
-
0 .4%
1,000,000 North Dakota Housing Finance Agency 2 .400 01/01/26 981,818
TOTAL NORTH DAKOTA 981,818
OHIO
-
2 .3%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,110,950
240,000 City of Toledo OH 4 .000 12/01/29 254,339
250,000 City of Toledo OH 4 .000 12/01/30 265,059
200,000 City of Toledo OH 4 .000 12/01/31 211,645

5–15 Year Laddered Tax-Exempt Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
OHIO—continued
$ 1,500,000 County of Miami OH 5 .000% 08/01/32 $ 1,638,115
725,000 County of Montgomery OH 5 .000 08/01/36 786,599
300,000 Lebanon City School District 3 .000 12/01/36 280,025
700,000 Miami University 5 .000 09/01/28 791,414
175,000 State of Ohio 5 .000 01/15/35 191,930
TOTAL OHIO 5,530,076
OKLAHOMA
-
0 .3%
750,000 Oklahoma Development Finance Authority 5 .000 08/15/28 743,352
TOTAL OKLAHOMA 743,352
OREGON
-
0 .6%
3,000,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 219,000
1,000,000 †,q Oregon State Business Development Commission 11 .500 04/01/31 60,000
625,000 †,g Oregon State Business Development Commission 9 .000 04/01/37 45,625
1,000,000 Tri-County Metropolitan Transportation District of
Oregon
5 .000 10/01/28 1,112,221
TOTAL OREGON 1,436,846
PENNSYLVANIA
-
2 .3%
1,100,000 Allegheny County Higher Education Building Authority 5 .000 03/01/29 1,165,376
670,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/30 712,126
500,000 Pennsylvania Economic Development Financing
Authority
5 .000 10/15/34 565,534
1,500,000 School District of the City of Erie 5 .000 04/01/28 1,655,410
500,000 South Wayne County Water and Sewer Authority 4 .000 02/15/37 515,655
915,000 Township of Northampton PA 4 .000 05/15/33 943,243
TOTAL PENNSYLVANIA 5,557,344
RHODE ISLAND
-
0 .4%
825,000 Rhode Island Commerce Corp 5 .000 06/15/27 902,623
TOTAL RHODE ISLAND 902,623
SOUTH CAROLINA
-
2 .2%
2,000,000 Center for Arts & Health Sciences Public Facilities Corp 4 .000 10/01/37 2,060,686
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/27 286,816
170,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/28 187,701
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/29 298,159
500,000 South Carolina Public Service Authority 4 .000 12/01/37 495,516
890,000 South Carolina Public Service Authority 4 .000 12/01/40 866,124
1,000,000 Spartanburg Regional Health Services District 4 .000 04/15/37 1,017,908
TOTAL SOUTH CAROLINA 5,212,910
TENNESSEE
-
3 .3%
180,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4 .000 05/01/37 180,523
1,000,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/33 1,058,692
1,140,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/38 1,156,838
2,305,000 Metropolitan Nashville Airport Authority 5 .000 07/01/35 2,515,055
755,000 Tennessee Energy Acquisition Corp 4 .000 11/01/49 754,434
2,000,000 Tennessee Energy Acquisition Corp 5 .000 05/01/53 2,059,287
TOTAL TENNESSEE 7,724,829
TEXAS
-
13 .0%
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/28 383,953
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/29 388,794
400,000 Atascosa County Industrial Development Corp 5 .000 12/15/30 449,562
1,105,000 Canyon Independent School District 4 .000 02/15/38 1,119,078
1,100,000 Central Texas Regional Mobility Authority 5 .000 01/01/27 1,181,620
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,319,153

5–15 Year Laddered Tax-Exempt Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
TEXAS—continued
$ 750,000 Central Texas Regional Mobility Authority 4 .000% 01/01/36 $ 763,730
900,000 City of Austin TX Airport System Revenue 5 .000 11/15/39 904,576
1,000,000 City of El Paso TX 4 .000 08/15/35 1,044,026
2,000,000 City of El Paso TX Airport Revenue 5 .000 08/15/28 2,171,953
1,970,000 City of Houston TX 5 .000 03/01/32 2,149,492
3,000,000 City of Houston TX Combined Utility System Revenue 5 .000 11/15/29 3,480,565
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/46 2,141,674
1,000,000 Conroe Independent School District 2 .500 02/15/37 866,326
500,000 County of Galveston TX 4 .000 02/01/38 505,879
985,000 County of Nueces TX 5 .000 02/15/34 1,045,981
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,287,551
1,125,000 Fort Worth Independent School District 5 .000 02/15/35 1,349,799
150,000 Harris County Toll Road Authority 4 .000 08/15/36 156,024
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,104,895
420,000 Port Freeport TX 5 .000 06/01/28 453,138
825,000 Port Freeport TX 5 .000 06/01/29 890,660
865,000 Port Freeport TX 5 .000 06/01/30 929,581
935,000 Port Freeport TX 5 .000 06/01/32 998,635
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,164,220
2,500,000 Texas Private Activity Bond Surface Transportation Corp 5 .000 12/31/35 2,631,201
TOTAL TEXAS 30,882,066
UTAH
-
1 .1%
475,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/31 512,594
1,000,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/32 1,077,839
1,000,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/33 1,074,288
TOTAL UTAH 2,664,721
VIRGIN ISLANDS
-
1 .9%
2,000,000 g Virgin Islands Public Finance Authority 5 .000 09/01/25 2,038,982
2,500,000 g Virgin Islands Public Finance Authority 5 .000 09/01/33 2,568,440
TOTAL VIRGIN ISLANDS 4,607,422
VIRGINIA
-
1 .0%
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 1,972,383
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 407,504
TOTAL VIRGINIA 2,379,887
WASHINGTON
-
1 .6%
1,000,000 Pend Oreille County Public Utility District No  Box
Canyon
5 .000 01/01/29 1,073,254
1,000,000 Pierce County School District No 403 Bethel 4 .000 12/01/37 1,042,236
1,500,000 Washington Health Care Facilities Authority 4 .000 10/01/42 1,570,114
TOTAL WASHINGTON 3,685,604
WEST VIRGINIA
-
0 .9%
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 799,317
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,292,634
TOTAL WEST VIRGINIA 2,091,951
WISCONSIN
-
0 .9%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 1,040,679
1,000,000 City of Milwaukee WI 4 .000 04/01/34 1,034,113
TOTAL WISCONSIN 2,074,792
TOTAL LONG-TERM MUNICIPAL BONDS 231,199,720
(Cost $245,042,575)

5–15 Year Laddered Tax-Exempt Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 1.3%
REPURCHASE AGREEMENT - 1 .3%
$ 3,150,000 r Fixed Income Clearing Corp (FICC) 4 .740% 04/03/23 $ 3,150,000
TOTAL REPURCHASE AGREEMENT 3,150,000
TOTAL SHORT-TERM INVESTMENTS 3,150,000
(Cost $3,150,000)
TOTAL INVESTMENTS - 98.8% 234,349,720
(Cost $248,192,575)
OTHER ASSETS & LIABILITIES, NET - 1.2% 2,760,788
NET ASSETS - 100.0% $ 237,110,508
GO General Obligation
†
For fair value measurement disclosure purposes, investment classified as Level 3.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.740% dated 3/31/23 to be repurchased at $3,150,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 3.125% and maturity date 8/15/25, valued at $3,213,066.

Portfolio of Investments
Green Bond Fund March 31, 2023

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.3%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
$ 492,500 i LTR Intermediate Holdings, Inc LIBOR 12 M + 4.500% 9 .340% 05/05/28 $ 446,328
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 446,328
UTILITIES - 1 .0%
461,237 i Exgen Renewables IV LLC LIBOR 4 M + 2.500% 7 .460 12/15/27 459,604
995,000 i TerraForm Power Operating LLC CME Term SOFR 4 + 2.750% 7 .430 05/30/29 988,319
TOTAL UTILITIES 1,447,923
TOTAL BANK LOAN OBLIGATIONS 1,894,251
(Cost $1,929,435)
BONDS - 97.2%
CORPORATE BONDS - 53 .5%
AUTOMOBILES & COMPONENTS - 1 .8%
1,250,000 Ford Motor Co 3 .250 02/12/32 982,446
775,000 General Motors Co 5 .400 10/15/29 767,938
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 877,383
TOTAL AUTOMOBILES & COMPONENTS 2,627,767
BANKS - 6 .3%
1,200,000 g ABN AMRO Bank NV 2 .470 12/13/29 1,008,840
250,000 g Bank Hapoalim BM 3 .255 01/21/32 207,960
1,000,000 Bank of America Corp 0 .981 09/25/25 933,089
1,000,000 Bank of America Corp 2 .456 10/22/25 951,952
250,000 Citigroup, Inc 0 .776 10/30/24 243,025
1,000,000 g ING Groep NV 1 .400 07/01/26 911,778
2,000,000 JPMorgan Chase & Co 0 .768 08/09/25 1,877,800
1,800,000 National Bank of Canada 0 .550 11/15/24 1,746,270
250,000 NatWest Group plc 2 .359 05/22/24 248,691
1,000,000 Wells Fargo & Co 4 .540 08/15/26 981,564
TOTAL BANKS 9,110,969
CAPITAL GOODS - 0 .4%
625,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 608,638
TOTAL CAPITAL GOODS 608,638
CONSUMER DURABLES & APPAREL - 0 .2%
250,000 Whirlpool Corp 2 .400 05/15/31 204,600
TOTAL CONSUMER DURABLES & APPAREL 204,600
CONSUMER SERVICES - 1 .8%
1,250,000 Conservation Fund 3 .474 12/15/29 1,076,541
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 779,277
260,000 i Nature Conservancy LIBOR 3 M + 1.080% 5 .894 02/01/24 260,818
500,000 Nature Conservancy 1 .511 07/01/29 425,213
TOTAL CONSUMER SERVICES 2,541,849
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .5%
1,000,000 SYSCO Corp 2 .400 02/15/30 873,503
1,575,000 Walmart, Inc 1 .800 09/22/31 1,332,021
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,205,524
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .8%
406,000 ERP Operating LP 4 .150 12/01/28 391,316
1,300,000 Federal Realty Investment Trust 1 .250 02/15/26 1,186,062

Green Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 250,000 g HAT Holdings I LLC 3 .375% 06/15/26 $ 216,875
1,000,000 Host Hotels & Resorts LP 2 .900 12/15/31 780,366
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,574,619
FINANCIAL SERVICES - 5 .2%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 1,042,050
1,000,000 BB Blue Financing DAC 4 .395 09/20/37 1,151,930
2,000,000 g Cooperatieve Rabobank UA 1 .004 09/24/26 1,791,214
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 976,860
1,000,000 Mastercard, Inc 1 .900 03/15/31 849,823
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 951,161
285,000 g Starwood Property Trust, Inc 4 .375 01/15/27 235,541
500,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 470,871
TOTAL FINANCIAL SERVICES 7,469,450
FOOD, BEVERAGE & TOBACCO - 1 .4%
250,000 g NBM US Holdings, Inc 6 .625 08/06/29 231,445
1,000,000 PepsiCo, Inc 3 .900 07/18/32 976,666
1,000,000 PepsiCo, Inc 2 .875 10/15/49 760,150
TOTAL FOOD, BEVERAGE & TOBACCO 1,968,261
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 731,805
250,000 Stanford Health Care 3 .027 08/15/51 178,035
TOTAL HEALTH CARE EQUIPMENT & SERVICES 909,840
INSURANCE - 1 .9%
1,000,000 Aflac, Inc 1 .125 03/15/26 905,865
1,000,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 989,380
1,000,000 g USAA Capital Corp 2 .125 05/01/30 833,029
TOTAL INSURANCE 2,728,274
MATERIALS - 3 .0%
750,000 Air Products and Chemicals, Inc 4 .800 03/03/33 770,774
625,000 e,g Cemex SAB de C.V. 9 .125 N/A‡ 625,908
1,000,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 962,500
570,000 g LG Chem Ltd 4 .375 07/14/25 560,267
500,000 g LG Chem Ltd 3 .625 04/15/29 471,045
1,000,000 Sonoco Products Co 2 .250 02/01/27 906,334
TOTAL MATERIALS 4,296,828
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .6%
1,000,000 Pfizer, Inc 2 .625 04/01/30 902,737
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 902,737
REAL ESTATE - 0 .2%
250,000 e,g HAT Holdings I LLC 6 .000 04/15/25 240,161
TOTAL REAL ESTATE 240,161
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .3%
1,000,000 e Intel Corp 4 .150 08/05/32 964,615
1,000,000 NXP BV 3 .400 05/01/30 899,192
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,863,807
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .1%
1,600,000 Apple, Inc 3 .000 06/20/27 1,545,275
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,545,275

Green Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES - 1 .9%
$ 1,500,000 e Verizon Communications, Inc 1 .500% 09/18/30 $ 1,214,520
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 732,246
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 808,493
TOTAL TELECOMMUNICATION SERVICES 2,755,259
UTILITIES - 22 .5%
527,000 Ameren Illinois Co 2 .900 06/15/51 363,633
270,000 g Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 242,325
1,000,000 Avangrid, Inc 3 .150 12/01/24 969,139
500,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 517,513
215,000 g Consorcio Transmantaro SA 4 .700 04/16/34 196,725
2,000,000 DTE Electric Co 1 .900 04/01/28 1,765,005
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 869,062
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 880,806
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 934,824
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 831,559
250,000 g Electricite de France S.A. 3 .625 10/13/25 243,497
250,000 Evergy, Inc 2 .550 07/01/26 234,388
1,000,000 Georgia Power Co 3 .250 04/01/26 954,182
274,650 g India Cleantech Energy 4 .700 08/10/26 242,582
1,650,000 Interstate Power & Light Co 3 .600 04/01/29 1,543,086
1,000,000 g Liberty Utilities Finance GP 2 .050 09/15/30 785,846
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 945,955
500,000 MidAmerican Energy Co 2 .700 08/01/52 338,589
1,075,000 g New York State Electric & Gas Corp 2 .150 10/01/31 860,661
1,000,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 811,370
500,000 Northwest Natural Gas Co 3 .078 12/01/51 342,265
1,000,000 PacifiCorp 2 .900 06/15/52 685,766
375,000 PacifiCorp 5 .350 12/01/53 383,754
529,000 Public Service Co of Colorado 3 .700 06/15/28 511,272
1,000,000 Public Service Co of Colorado 3 .200 03/01/50 739,754
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 817,339
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 893,432
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 695,512
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 824,618
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 726,490
250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 207,474
1,000,000 Southern California Edison Co 2 .750 02/01/32 858,357
1,162,000 Southern California Edison Co 3 .650 06/01/51 886,306
1,500,000 Southern Power Co 4 .150 12/01/25 1,464,406
1,000,000 Southwestern Electric Power Co 3 .250 11/01/51 695,653
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 719,972
202,700 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 198,254
486,790 g Sweihan PV Power Co PJSC 3 .625 01/31/49 398,986
316,851 g Topaz Solar Farms LLC 4 .875 09/30/39 259,818
982,741 g Topaz Solar Farms LLC 5 .750 09/30/39 930,381
500,000 TransAlta Corp 7 .750 11/15/29 525,443
184,656 g UEP Penonome II S.A. 6 .500 10/01/38 138,545
1,000,000 Union Electric Co 2 .150 03/15/32 818,575
500,000 Union Electric Co 2 .625 03/15/51 327,504
1,075,000 Union Electric Co 3 .900 04/01/52 901,408
1,050,000 g Vistra Corp 7 .000 N/A‡ 924,000
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 939,497
TOTAL UTILITIES 32,345,528
TOTAL CORPORATE BONDS 76,899,386
(Cost $82,689,786)

Green Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 24 .8%
AGENCY SECURITIES - 1 .7%
$ 201,048 Overseas Private Investment Corp (OPIC) 2 .360% 10/15/29 $ 188,247
1,561,587 OPIC 3 .430 06/01/33 1,482,787
250,000 United States International Development Finance Corp 1 .650 04/15/28 224,157
201,048 United States International Development Finance Corp 1 .050 10/15/29 180,065
201,048 OPIC 1 .790 10/15/29 184,687
237,590 United States International Development Finance Corp 1 .630 07/15/38 195,392
TOTAL AGENCY SECURITIES 2,455,335
FOREIGN GOVERNMENT BONDS - 11 .6%
300,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 268,221
579,000 Asian Development Bank 1 .750 08/14/26 540,883
750,000 Asian Development Bank 3 .125 09/26/28 725,811
250,000 g CDP Financial, Inc 1 .000 05/26/26 226,806
250,000 European Bank for Reconstruction & Development 1 .625 09/27/24 240,268
1,000,000 g European Investment Bank 2 .876 06/13/25 976,270
1,250,000 European Investment Bank 0 .625 10/21/27 1,088,276
830,000 European Investment Bank 3 .250 11/15/27 814,645
250,000 European Investment Bank 1 .625 10/09/29 220,569
2,000,000 European Investment Bank 0 .750 09/23/30 1,628,794
1,220,000 European Investment Bank 3 .750 02/14/33 1,234,109
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,039,663
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 967,568
500,000 e International Bank for Reconstruction & Development 2 .125 03/03/25 480,281
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 489,675
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 911,130
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 502,151
2,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 1,703,809
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 454,182
1,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 813,786
1,000,000 g OMERS Finance Trust 4 .000 04/19/52 847,068
450,000 g OPEC Fund for International Development 4 .500 01/26/26 449,777
TOTAL FOREIGN GOVERNMENT BONDS 16,623,742
MORTGAGE BACKED - 0 .3%
250,000 i Federal National Mortgage Association (FNMA) 1 .467 11/25/30 205,608
250,000 i FNMA 1 .246 01/25/31 202,080
TOTAL MORTGAGE BACKED 407,688
MUNICIPAL BONDS - 8 .2%
800,000 California Community Choice Financing Authority 5 .950 08/01/29 802,949
180,000 g California Municipal Finance Authority 6 .375 11/15/48 157,424
500,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 531,164
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 229,559
610,000 City of Fort Wayne IN 10 .750 12/01/29 608,412
600,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 532,194
250,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 193,003
250,000 g County of Gallatin MT 11 .500 09/01/27 262,445
500,000 District of Columbia 3 .850 02/28/25 487,320
1,000,000 g Florida Development Finance Corp 7 .250 07/01/57 1,007,927
1,000,000 Florida Development Finance Corp 7 .500 07/01/57 987,583
250,000 Grant County Public Utility District No 2 3 .210 01/01/40 209,455
235,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 192,711
100,000 Klickitat County Public Utilities 3 .688 12/01/38 86,586
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 263,048
500,000 Metropolitan Transportation Authority 5 .175 11/15/49 456,125

Green Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 170,000 Morris County Improvement Authority 1 .298% 06/15/27 $ 150,435
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 200,930
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 198,573
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 105,029
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 139,266
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 140,677
1,840,000 New York State Energy Research & Development
Authority
4 .521 04/01/26 1,821,272
245,000 New York State Energy Research & Development
Authority
3 .927 04/01/27 236,179
65,000 New York State Energy Research & Development
Authority
4 .577 04/01/35 65,000
500,000 g Ohio Air Quality Development Authority 4 .500 01/15/48 458,687
240,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 226,204
1,072,517 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 1,014,893
TOTAL MUNICIPAL BONDS 11,765,050
U.S. TREASURY SECURITIES - 3 .0%
2,750,000 e United States Treasury Note 4 .625 02/28/25 2,776,748
240,000 United States Treasury Note 4 .625 03/15/26 245,475
1,310,000 United States Treasury Note 3 .500 02/15/33 1,312,047
TOTAL U.S. TREASURY SECURITIES 4,334,270
TOTAL GOVERNMENT BONDS 35,586,085
(Cost $37,400,625)
STRUCTURED ASSETS - 18 .9%
ASSET BACKED - 11 .3%
250,000 g,i BFLD Trust LIBOR 1 M + 2.100% 6 .784 10/15/35 213,896
Series - 2020 EYP (Class C)
80,082 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 63,126
Series - 2021 3CS (Class A)
283,903 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 219,003
Series - 2021 4GS (Class A)
252,774 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 180,956
Series - 2021 5CS (Class B)
455,257 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 373,193
Series - 2022 1GS (Class A)
965,451 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 919,990
Series - 2022 3CS (Class A)
500,000 g GoodLeap Sustainable Home Solutions Trust 5 .550 11/20/54 441,189
Series - 2022 4CS (Class B)
1,086,492 g GoodLeap Sustainable Home Solutions Trust 5 .520 02/22/55 1,061,057
Series - 2023 1GS (Class A)
110,294 g HERO Funding Trust 4 .050 09/20/41 106,360
Series - 2016 1A (Class A)
166,746 g HERO Funding Trust 3 .910 09/20/42 157,775
Series - 2016 3A (Class A2)
99,745 g HERO Funding Trust 4 .290 09/20/47 95,536
Series - 2016 4A (Class A2)
46,880 g HERO Funding Trust 4 .460 09/20/47 45,124
Series - 2017 1A (Class A2)
110,766 g HERO Funding Trust 3 .190 09/20/48 101,809
Series - 2017 3A (Class A1)
223,193 g HERO Funding Trust 3 .950 09/20/48 209,469
Series - 2017 3A (Class A2)
121,322 g HERO Funding Trust 2 .720 09/20/57 107,227
Series - 2020 1A (Class A)

Green Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 900,000 g Hertz Vehicle Financing III LLC 7 .130% 09/25/29 $ 911,548
Series - 2023 2A (Class C)
168,255 g Loanpal Solar Loan Ltd 2 .290 01/20/48 132,760
Series - 2021 1GS (Class A)
222,018 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 157,255
Series - 2020 1A (Class R)
409,880 g Mosaic Solar Loan Trust 2 .100 04/20/46 357,074
Series - 2020 1A (Class A)
139,552 g Mosaic Solar Loan Trust 1 .440 08/20/46 118,182
Series - 2020 2A (Class A)
770,407 g Mosaic Solar Loan Trust 2 .050 12/20/46 622,705
Series - 2021 1A (Class B)
299,528 g Mosaic Solar Loan Trust 2 .250 12/20/46 267,681
Series - 2021 1A (Class C)
523,036 g Mosaic Solar Loan Trust 1 .440 06/20/52 433,020
Series - 2021 3A (Class A)
1,000,000 g Mosaic Solar Loan Trust 1 .770 06/20/52 869,204
Series - 2021 3A (Class C)
912,999 g Mosaic Solar Loan Trust 6 .100 06/20/53 947,186
Series - 2022 3A (Class A)
500,000 g Mosaic Solar Loan Trust 8 .180 09/22/53 456,586
Series - 2023 2A (Class C)
174,082 g Renew 2 .060 11/20/56 151,052
Series - 2021 1 (Class A)
1,116,282 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 964,962
Series - 2022 A (Class A)
225,017 g Sunrun Athena Issuer LLC 5 .310 04/30/49 216,386
Series - 2018 1 (Class A)
453,745 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 404,182
Series - 2019 2 (Class A)
355,597 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 320,213
Series - 2019 1A (Class A)
471,565 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 440,266
Series - 2022 1A (Class A)
227,908 g Sunrun Vulcan Issuer LLC 2 .460 01/30/52 186,051
Series - 2021 1A (Class A)
250,000 g Tesla Auto Lease Trust 2 .330 02/20/24 249,483
Series - 2020 A (Class D)
900,000 g Tesla Auto Lease Trust 0 .560 03/20/25 883,540
Series - 2021 A (Class A3)
500,000 g Tesla Auto Lease Trust 1 .020 03/20/25 484,673
Series - 2021 A (Class B)
300,000 g Tesla Auto Lease Trust 0 .600 09/22/25 286,790
Series - 2021 B (Class A3)
1,000,000 g Tesla Auto Lease Trust 1 .320 09/22/25 937,129
Series - 2021 B (Class D)
474,782 g Vivint Colar Financing V LLC 7 .370 04/30/48 440,402
Series - 2018 1A (Class B)
891,924 g Vivint Solar Financing VII LLC 2 .210 07/31/51 699,530
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 16,233,570
OTHER MORTGAGE BACKED - 7 .6%
250,000 g,i Alen Mortgage Trust LIBOR 1 M + 1.650% 6 .334 04/15/34 213,589
Series - 2021 ACEN (Class B)
100,000 g BBCMS Trust 4 .498 08/10/35 93,521
Series - 2015 SRCH (Class B)
250,000 g,i Cityline Commercial Mortgage Trust 2 .778 11/10/31 242,252
Series - 2016 CLNE (Class A)

Green Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 g COMM Mortgage Trust 3 .178% 02/10/35 $ 467,205
Series - 2015 3BP (Class A)
100,000 g COMM Mortgage Trust 3 .376 01/10/39 85,201
Series - 2022 HC (Class C)
500,000 g CPT Mortgage Trust 2 .865 11/13/39 407,132
Series - 2019 CPT (Class A)
500,000 g,i DBUBS Mortgage Trust 3 .530 10/10/34 452,103
Series - 2017 BRBK (Class D)
210,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 0.800% 5 .484 02/15/38 192,870
Series - 2021 GCT (Class A)
1,102,000 g,i GS Mortgage Securities Corp II 4 .577 03/10/33 1,037,352
Series - 2018 GS10 (Class WLSA)
345,000 g,i Hudson Yards Mortgage Trust 3 .443 07/10/39 254,825
Series - 2019 30HY (Class E)
1,255,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 6 .055 10/15/33 1,146,600
Series - 2020 609M (Class A)
1,000,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.770% 6 .455 10/15/33 879,734
Series - 2020 609M (Class B)
1,000,000 g Manhattan West Mortgage Trust 2 .130 09/10/39 862,129
Series - 2020 1MW (Class A)
250,000 †,g,i MFT Trust 3 .283 08/10/40 163,999
Series - 2020 B6 (Class B)
250,000 g,i Morgan Stanley Capital I Trust 2 .428 04/05/42 177,050
Series - 2020 CNP (Class C)
350,586 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.579% 5 .915 07/15/36 336,943
Series - 2019 MILE (Class A)
500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.829% 7 .657 07/15/36 450,722
Series - 2019 MILE (Class D)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 9 .157 07/15/36 224,035
Series - 2019 MILE (Class F)
11,470,000 g,i NYC Commercial Mortgage Trust 0 .226 04/10/43 191,071
Series - 2021 909 (Class X)
500,000 g One Bryant Park Trust 2 .516 09/15/54 411,670
Series - 2019 OBP (Class A)
1,000,000 g One Market Plaza Trust 3 .614 02/10/32 918,713
Series - 2017 1MKT (Class A)
500,000 g One Market Plaza Trust 4 .016 02/10/32 453,826
Series - 2017 1MKT (Class C)
1,000,000 g One Market Plaza Trust 4 .146 02/10/32 887,633
Series - 2017 1MKT (Class D)
400,000 g,i STWD Mortgage Trust LIBOR 1 M + 2.305% 6 .989 11/15/36 368,688
Series - 2021 LIH (Class D)
100,000 g,i VNDO Trust 3 .903 01/10/35 84,738
Series - 2016 350P (Class D)
TOTAL OTHER MORTGAGE BACKED 11,003,601
TOTAL STRUCTURED ASSETS 27,237,171
(Cost $29,712,807)
TOTAL BONDS 139,722,642
(Cost $149,803,218)

Green Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PREFERRED STOCKS - 0.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
10,000 Brookfield Property Partners LP $ 150,800
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 150,800
UTILITIES - 0 .5%
20,000 Brookfield Infrastructure Partners LP 374,200
16,000 Brookfield Renewable Partners LP 315,840
TOTAL UTILITIES 690,040
TOTAL PREFERRED STOCKS 840,840
(Cost $1,150,000)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.2%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 369,000 Federal Home Loan Bank (FHLB) 0 .000% 04/03/23 369,000
TOTAL GOVERNMENT AGENCY DEBT 369,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3 .9%
5,641,429 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 5,641,429
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 5,641,429
TOTAL SHORT-TERM INVESTMENTS 6,010,429
(Cost $6,010,340)
TOTAL INVESTMENTS - 103.3% 148,468,162
(Cost $158,892,993)
OTHER ASSETS & LIABILITIES, NET - (3.3)% (4,686,288)
NET ASSETS - 100.0% $ 143,781,874
CME Chicago Mercantile Exchange
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,520,696.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments
High-Yield Fund March 31, 2023

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 4.9%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .0%
$ 10,000,000 i Hanesbrands, Inc SOFR 12M + 3.750% 8 .557% 03/08/30 $ 9,975,000
10,539,475 i Jo-Ann Stores LLC LIBOR 4 M + 4.750% 9 .572 07/07/28 5,907,376
9,504,688 i Staples, Inc LIBOR 4 M + 5.000% 10 .193 04/16/26 8,775,060
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 24,657,436
CONSUMER SERVICES - 0 .4%
9,780,147 i ClubCorp Holdings, Inc LIBOR 12 M + 2.750% 7 .590 09/18/24 9,364,491
TOTAL CONSUMER SERVICES 9,364,491
FINANCIAL SERVICES - 0 .3%
7,408,856 i Advisor Group Holdings, Inc LIBOR 12 M + 4.500% 9 .340 07/31/26 7,307,947
TOTAL FINANCIAL SERVICES 7,307,947
FOOD, BEVERAGE & TOBACCO - 0 .4%
9,415,518 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .659 03/31/28 8,488,702
TOTAL FOOD, BEVERAGE & TOBACCO 8,488,702
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
4,688,205 h,i Bausch & Lomb Corp SOFR 4M + 3.250% 8 .457 05/10/27 4,564,484
10,513,824 i Verscend Holding Corp LIBOR 12 M + 4.000% 8 .840 08/27/25 10,517,135
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,081,619
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
7,350,000 i Kronos Acquisition Holdings, Inc LIBOR 4 M + 3.750% 8 .703 12/22/26 7,082,534
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,082,534
MEDIA & ENTERTAINMENT - 0 .2%
5,659,793 i Abe Investment Holdings SOFR 12M + 4.500% 9 .498 02/19/26 5,664,490
TOTAL MEDIA & ENTERTAINMENT 5,664,490
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
171,294 i Bright Bidco BV SOFR 4M + 9.000% 13 .676 10/31/27 145,905
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 145,905
SOFTWARE & SERVICES - 1 .0%
15,350,000 h,i Open Text Corp SOFR 12M + 3.500% 8 .407 01/31/30 15,329,201
7,323,867 i Rocket Software, Inc LIBOR 12 M + 4.250% 9 .090 11/28/25 7,207,161
TOTAL SOFTWARE & SERVICES 22,536,362
TELECOMMUNICATION SERVICES - 0 .4%
9,974,555 i Frontier Communications Corp LIBOR 12 M + 3.750% 8 .625 05/01/28 9,500,763
TOTAL TELECOMMUNICATION SERVICES 9,500,763
TRANSPORTATION - 0 .3%
7,464,487 i Air Canada LIBOR 4 M + 3.500% 8 .369 08/11/28 7,462,173
TOTAL TRANSPORTATION 7,462,173
TOTAL BANK LOAN OBLIGATIONS 117,292,422
(Cost $123,849,867)
BONDS - 89.8%
CORPORATE BONDS - 89 .8%
AUTOMOBILES & COMPONENTS - 3 .9%
9,000,000 g Adient Global Holdings Ltd 4 .875 08/15/26 8,673,750
4,195,000 Dana, Inc 5 .375 11/15/27 3,913,740

High-Yield Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 15,040,000 Dana, Inc 4 .500% 02/15/32 $ 11,865,284
5,825,000 Ford Motor Co 9 .625 04/22/30 6,762,971
5,000,000 Ford Motor Co 3 .250 02/12/32 3,929,783
22,075,000 e,g Gates Global LLC 6 .250 01/15/26 21,688,687
6,815,000 e Goodyear Tire & Rubber Co 5 .000 07/15/29 6,088,521
10,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 8,789,550
4,540,000 e Goodyear Tire & Rubber Co 5 .250 07/15/31 3,921,334
5,000,000 e Goodyear Tire & Rubber Co 5 .625 04/30/33 4,325,000
1,100,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 979,644
16,050,000 g,o IHO Verwaltungs GmbH 6 .375 05/15/29 14,138,895
TOTAL AUTOMOBILES & COMPONENTS 95,077,159
CAPITAL GOODS - 2 .7%
10,145,000 g Builders FirstSource, Inc 6 .375 06/15/32 10,181,204
7,135,000 g Chart Industries, Inc 7 .500 01/01/30 7,372,025
5,140,000 g Chart Industries, Inc 9 .500 01/01/31 5,422,700
8,950,000 g Rolls-Royce plc 5 .750 10/15/27 8,915,990
12,250,000 TransDigm UK Holdings plc 6 .875 05/15/26 12,066,250
4,000,000 TransDigm, Inc 7 .500 03/15/27 3,990,000
8,168,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 7,728,970
10,060,000 g WESCO Distribution, Inc 7 .250 06/15/28 10,329,608
TOTAL CAPITAL GOODS 66,006,747
COMMERCIAL & PROFESSIONAL SERVICES - 5 .9%
5,245,000 g ADT Corp 4 .875 07/15/32 4,627,611
13,105,000 g ADT Security Corp 4 .125 08/01/29 11,686,908
13,945,000 g Albion Financing 1 SARL 6 .125 10/15/26 12,411,631
24,040,000 g Albion Financing 2 SARL 8 .750 04/15/27 20,760,183
11,100,000 g Allied Universal Holdco LLC 6 .625 07/15/26 10,667,156
5,000,000 g Allied Universal Holdco LLC 4 .625 06/01/28 4,231,250
10,785,000 g ASGN, Inc 4 .625 05/15/28 10,063,591
21,600,000 g Garda World Security Corp 4 .625 02/15/27 19,389,275
15,075,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 14,961,938
5,325,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 4,772,531
18,100,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 16,923,500
2,105,000 g Ritchie Bros Auctioneers, Inc 6 .750 03/15/28 2,167,792
3,220,000 g Ritchie Bros Auctioneers, Inc 7 .750 03/15/31 3,374,624
6,750,000 g Science Applications International Corp 4 .875 04/01/28 6,285,047
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 142,323,037
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .1%
10,700,000 g Academy Ltd 6 .000 11/15/27 10,436,910
10,000,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 8,950,000
10,000,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 8,760,050
9,175,000 g Group 1 Automotive, Inc 4 .000 08/15/28 8,076,752
11,130,000 e,g Hanesbrands, Inc 9 .000 02/15/31 11,394,338
15,000,000 Kohl's Corp 3 .625 05/01/31 10,124,400
6,650,000 L Brands, Inc 5 .250 02/01/28 6,350,750
7,250,000 g L Brands, Inc 6 .625 10/01/30 7,067,880
11,335,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 9,482,861
2,445,000 g Macy's Retail Holdings LLC 5 .875 04/01/29 2,261,601
9,555,000 g Macy's Retail Holdings LLC 6 .125 03/15/32 8,411,171
17,587,000 g Magic Mergeco, Inc 5 .250 05/01/28 14,657,797
4,775,000 g Magic Mergeco, Inc 7 .875 05/01/29 3,342,500
15,000,000 g Staples, Inc 7 .500 04/15/26 13,141,950
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 122,458,960
CONSUMER DURABLES & APPAREL - 0 .5%
5,200,000 Newell Rubbermaid, Inc 6 .000 04/01/46 4,251,000

High-Yield Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DURABLES & APPAREL—continued
$ 8,880,000 g Wolverine World Wide, Inc 4 .000% 08/15/29 $ 7,215,622
TOTAL CONSUMER DURABLES & APPAREL 11,466,622
CONSUMER SERVICES - 3 .9%
11,845,000 g Carnival Corp 4 .000 08/01/28 10,196,531
20,995,000 g CDI Escrow Issuer, Inc 5 .750 04/01/30 20,277,811
11,140,000 g Fertitta Entertainment LLC 4 .625 01/15/29 9,777,578
9,135,000 g Hilton Grand Vacations Borrower Escrow LLC 5 .000 06/01/29 8,113,573
3,880,000 g International Game Technology plc 4 .125 04/15/26 3,745,170
4,650,000 g International Game Technology plc 6 .250 01/15/27 4,702,312
2,025,000 g International Game Technology plc 5 .250 01/15/29 1,938,938
16,300,000 g Life Time, Inc 5 .750 01/15/26 15,834,228
11,425,000 g Live Nation Entertainment, Inc 6 .500 05/15/27 11,547,750
3,925,000 g Royal Caribbean Cruises Ltd 7 .250 01/15/30 3,949,531
5,000,000 Yum! Brands, Inc 5 .375 04/01/32 4,840,150
TOTAL CONSUMER SERVICES 94,923,572
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .2%
8,455,000 g Albertsons Cos LLC 5 .875 02/15/28 8,403,044
10,020,000 g Albertsons Cos, Inc 6 .500 02/15/28 10,045,050
10,665,000 g Performance Food Group, Inc 4 .250 08/01/29 9,576,873
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 28,024,967
ENERGY - 14 .6%
14,075,000 g Antero Midstream Partners LP 5 .750 03/01/27 13,751,556
10,000,000 Apache Corp 5 .100 09/01/40 8,475,000
9,550,000 g Archrock Partners LP 6 .875 04/01/27 9,370,938
6,600,000 g Archrock Partners LP 6 .250 04/01/28 6,336,000
5,000,000 g Callon Petroleum Co 8 .000 08/01/28 4,953,500
4,170,000 g Calumet Specialty Products Partners LP 8 .125 01/15/27 3,968,532
569,010 o Cloud Peak Energy, Inc 12 .000 05/01/25 525,486
5,700,000 g Crestwood Midstream Partners LP 5 .625 05/01/27 5,491,437
11,800,000 g Crestwood Midstream Partners LP 6 .000 02/01/29 11,233,482
11,775,000 g DT Midstream, Inc 4 .125 06/15/29 10,323,171
7,975,000 g DT Midstream, Inc 4 .375 06/15/31 6,947,740
2,932,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,862,320
1,630,000 g Energean Israel Finance Ltd 4 .875 03/30/26 1,510,117
5,800,000 g Energean Israel Finance Ltd 5 .375 03/30/28 5,197,634
7,969,000 g Energean Israel Finance Ltd 5 .875 03/30/31 6,971,489
10,000,000 Energy Transfer LP 6 .500 N/A‡ 8,800,000
1,569,000 g EnLink Midstream LLC 5 .625 01/15/28 1,537,620
5,210,000 EnLink Midstream LLC 5 .375 06/01/29 5,014,625
13,040,000 e,g EnLink Midstream LLC 6 .500 09/01/30 13,186,178
1,615,000 g EQM Midstream Partners LP 6 .000 07/01/25 1,596,573
1,365,000 g EQM Midstream Partners LP 7 .500 06/01/27 1,370,433
7,200,000 g EQM Midstream Partners LP 6 .500 07/01/27 6,978,816
4,250,000 g EQM Midstream Partners LP 4 .500 01/15/29 3,612,500
5,125,000 g EQM Midstream Partners LP 4 .750 01/15/31 4,253,750
19,700,000 EQT Midstream Partners LP 6 .500 07/15/48 15,222,781
4,400,000 Genesis Energy LP 6 .500 10/01/25 4,262,051
15,000,000 Genesis Energy LP 6 .250 05/15/26 14,317,793
2,500,000 Genesis Energy LP 8 .000 01/15/27 2,472,150
6,305,000 Genesis Energy LP 8 .875 04/15/30 6,383,813
6,340,000 g Hilcorp Energy I LP 5 .750 02/01/29 5,836,257
6,185,000 g Hilcorp Energy I LP 6 .000 04/15/30 5,701,641
6,166,000 g Hilcorp Energy I LP 6 .000 02/01/31 5,677,273
8,685,000 g Hilcorp Energy I LP 6 .250 04/15/32 8,033,625
10,205,000 g Holly Energy Partners LP 6 .375 04/15/27 10,091,471
5,295,000 g Kinetik Holdings LP 5 .875 06/15/30 5,096,438
6,782,000 Murphy Oil Corp 5 .875 12/01/27 6,605,215

High-Yield Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 8,750,000 g NGL Energy Operating LLC 7 .500% 02/01/26 $ 8,442,731
11,875,000 Occidental Petroleum Corp 6 .375 09/01/28 12,296,499
11,800,000 Occidental Petroleum Corp 8 .875 07/15/30 13,725,052
10,000,000 Occidental Petroleum Corp 6 .450 09/15/36 10,514,300
336,000 Occidental Petroleum Corp 6 .200 03/15/40 337,814
516,000 Occidental Petroleum Corp 6 .600 03/15/46 542,515
1,479,000 Occidental Petroleum Corp 4 .400 04/15/46 1,172,108
6,658,000 g Parkland Corp 4 .500 10/01/29 5,915,899
9,440,000 g Parkland Corp 4 .625 05/01/30 8,392,160
5,900,000 SM Energy Co 6 .750 09/15/26 5,785,894
7,500,000 SM Energy Co 6 .625 01/15/27 7,204,913
4,527,000 Sunoco LP 4 .500 05/15/29 4,154,971
4,475,000 g Transocean Titan Financing Ltd 8 .375 02/01/28 4,605,088
3,335,000 g Transocean, Inc 8 .750 02/15/30 3,401,700
18,000,000 USA Compression Partners LP 6 .875 04/01/26 17,495,042
2,650,000 USA Compression Partners LP 6 .875 09/01/27 2,532,287
8,575,000 Western Midstream Operating LP 4 .300 02/01/30 7,805,780
2,000,000 Western Midstream Operating LP 5 .500 02/01/50 1,697,000
TOTAL ENERGY 349,991,158
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .8%
6,015,000 g HAT Holdings I LLC 3 .375 06/15/26 5,218,013
12,000,000 g Hunt Cos, Inc 5 .250 04/15/29 9,377,905
10,925,000 g Iron Mountain, Inc 4 .875 09/15/27 10,326,310
5,000,000 g RLJ Lodging Trust LP 3 .750 07/01/26 4,577,011
5,265,000 g RLJ Lodging Trust LP 4 .000 09/15/29 4,396,922
9,830,000 g Uniti Group LP 10 .500 02/15/28 9,535,100
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 43,431,261
FINANCIAL SERVICES - 7 .3%
10,625,000 Ally Financial, Inc 6 .700 02/14/33 9,439,087
9,447,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 8,317,279
10,000,000 g Compass Group Diversified Holdings LLC 5 .000 01/15/32 8,093,193
10,835,000 Ford Motor Credit Co LLC 2 .300 02/10/25 10,041,607
10,000,000 Ford Motor Credit Co LLC 3 .375 11/13/25 9,372,900
13,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 12,399,595
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,060,020
20,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 18,776,000
2,260,000 Ford Motor Credit Co LLC 7 .350 03/06/30 2,322,150
2,250,000 Icahn Enterprises LP 6 .250 05/15/26 2,214,169
9,700,000 Icahn Enterprises LP 5 .250 05/15/27 9,101,607
15,375,000 Icahn Enterprises LP 4 .375 02/01/29 13,222,500
5,000,000 g LPL Holdings, Inc 4 .000 03/15/29 4,500,000
7,000,000 g LPL Holdings, Inc 4 .375 05/15/31 6,188,770
5,000,000 Navient Corp 6 .750 06/25/25 4,859,090
4,000,000 Navient Corp 5 .000 03/15/27 3,523,581
10,000,000 Navient Corp 4 .875 03/15/28 8,412,500
5,330,000 Navient Corp 5 .500 03/15/29 4,503,850
11,465,000 OneMain Finance Corp 3 .500 01/15/27 9,622,134
10,000,000 OneMain Finance Corp 4 .000 09/15/30 7,500,000
5,000,000 g Rocket Mortgage LLC 2 .875 10/15/26 4,475,000
10,000,000 g Rocket Mortgage LLC 3 .875 03/01/31 8,291,400
5,000,000 g Rocket Mortgage LLC 4 .000 10/15/33 3,969,250
5,000,000 Springleaf Finance Corp 5 .375 11/15/29 4,206,325
TOTAL FINANCIAL SERVICES 175,412,007
FOOD, BEVERAGE & TOBACCO - 1 .6%
8,325,000 g Chobani LLC 4 .625 11/15/28 7,586,156
10,115,000 g Darling Ingredients, Inc 6 .000 06/15/30 10,080,609
19,950,000 g Primo Water Holdings, Inc 4 .375 04/30/29 17,408,187

High-Yield Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 3,250,000 e,g Triton Water Holdings, Inc 6 .250% 04/01/29 $ 2,580,695
TOTAL FOOD, BEVERAGE & TOBACCO 37,655,647
HEALTH CARE EQUIPMENT & SERVICES - 4 .0%
2,500,000 g CHS/Community Health Systems, Inc 8 .000 03/15/26 2,416,225
2,275,000 g CHS/Community Health Systems, Inc 5 .625 03/15/27 1,997,177
3,850,000 e,g CHS/Community Health Systems, Inc 8 .000 12/15/27 3,730,111
11,215,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 8,797,607
12,025,000 g DaVita, Inc 4 .625 06/01/30 10,264,420
6,540,000 g DaVita, Inc 3 .750 02/15/31 5,158,425
3,450,000 Encompass Health Corp 4 .500 02/01/28 3,215,710
5,000,000 Encompass Health Corp 4 .625 04/01/31 4,367,725
15,000,000 g Global Medical Response, Inc 6 .500 10/01/25 10,950,000
14,250,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 11,329,464
10,000,000 e MPT Operating Partnership LP 5 .000 10/15/27 8,225,000
8,500,000 e Tenet Healthcare Corp 6 .125 10/01/28 8,146,570
5,000,000 Tenet Healthcare Corp 4 .250 06/01/29 4,523,550
15,000,000 Tenet Healthcare Corp 4 .375 01/15/30 13,462,500
TOTAL HEALTH CARE EQUIPMENT & SERVICES 96,584,484
HOUSEHOLD & PERSONAL PRODUCTS - 1 .0%
14,200,000 g Coty, Inc 5 .000 04/15/26 13,700,769
12,311,000 e,g Kronos Acquisition Holdings, Inc 7 .000 12/31/27 10,741,348
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 24,442,117
INSURANCE - 2 .1%
18,513,000 g Acrisure LLC 4 .250 02/15/29 15,782,333
11,725,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 10,501,965
8,735,000 g Alliant Holdings Intermediate LLC 6 .750 04/15/28 8,636,731
10,085,000 g AmWINS Group, Inc 4 .875 06/30/29 8,925,225
5,995,000 g NFP Corp 7 .500 10/01/30 5,792,549
TOTAL INSURANCE 49,638,803
MATERIALS - 8 .0%
5,000,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 4,302,811
5,025,000 g Ardagh Metal Packaging Finance USA LLC 4 .000 09/01/29 3,932,063
5,940,000 g Avient Corp 7 .125 08/01/30 6,125,625
7,250,000 Celanese US Holdings LLC 6 .330 07/15/29 7,329,822
10,200,000 e,g Constellium SE 3 .750 04/15/29 8,835,342
10,000,000 g EverArc Escrow Sarl 5 .000 10/30/29 8,302,400
4,750,000 e,g First Quantum Minerals Ltd 6 .875 03/01/26 4,607,532
2,500,000 g First Quantum Minerals Ltd 6 .875 10/15/27 2,410,079
15,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 14,372,012
8,500,000 e,g INEOS Finance plc 6 .750 05/15/28 8,206,756
9,250,000 g James Hardie International Finance DAC 5 .000 01/15/28 8,670,755
8,000,000 g LABL, Inc 6 .750 07/15/26 7,712,100
7,500,000 g LABL, Inc 5 .875 11/01/28 6,664,240
8,905,000 g Mauser Packaging Solutions Holding Co 7 .875 08/15/26 8,905,000
15,785,000 g Mineral Resources Ltd 8 .000 11/01/27 16,234,399
1,335,000 g Nova Chemicals Corp 4 .875 06/01/24 1,317,071
5,000,000 Olin Corp 5 .125 09/15/27 4,795,434
4,945,000 e Olin Corp 5 .000 02/01/30 4,636,531
12,420,000 g Olympus Water US Holding Corp 4 .250 10/01/28 10,275,935
15,110,000 g Pactiv Evergreen Group Issuer, Inc 4 .375 09/30/28 13,208,898
15,690,000 g SunCoke Energy, Inc 4 .875 06/30/29 13,660,637
7,000,000 g Trinseo Materials Operating S.C.A 5 .375 09/01/25 5,687,780
7,000,000 e,g Trinseo Materials Operating S.C.A 5 .125 04/01/29 4,302,201
10,462,000 g Tronox, Inc 4 .625 03/15/29 8,760,879

High-Yield Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 12,155,000 g Unifrax Escrow Issuer Corp 5 .250% 09/30/28 $ 9,712,514
TOTAL MATERIALS 192,968,816
MEDIA & ENTERTAINMENT - 9 .8%
8,860,000 g Arches Buyer, Inc 4 .250 06/01/28 7,404,745
12,375,000 g Cablevision Lightpath LLC 3 .875 09/15/27 9,958,534
5,000,000 g CCO Holdings LLC 5 .000 02/01/28 4,612,500
5,000,000 g CCO Holdings LLC 5 .375 06/01/29 4,591,250
20,000,000 g CCO Holdings LLC 6 .375 09/01/29 19,100,000
12,250,000 g CCO Holdings LLC 4 .500 08/15/30 10,351,250
19,025,000 g CCO Holdings LLC 4 .250 02/01/31 15,555,982
10,800,000 CCO Holdings LLC 4 .500 05/01/32 8,832,456
6,615,000 e,g Cinemark USA, Inc 5 .250 07/15/28 5,721,975
5,850,000 g CSC Holdings LLC 5 .500 04/15/27 4,926,285
15,000,000 g CSC Holdings LLC 4 .125 12/01/30 10,772,850
8,175,000 †,g,q Diamond Sports Group LLC 5 .375 08/15/26 449,625
10,900,000 g DIRECTV Holdings LLC 5 .875 08/15/27 9,872,130
9,400,000 DISH DBS Corp 7 .375 07/01/28 5,364,204
10,000,000 g DISH Network Corp 11 .750 11/15/27 9,700,000
6,900,000 g Gray Television, Inc 4 .750 10/15/30 4,579,358
10,000,000 iHeartCommunications, Inc 6 .375 05/01/26 8,825,000
6,375,000 Lamar Media Corp 4 .875 01/15/29 5,999,194
14,650,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 12,346,656
5,000,000 g News Corp 3 .875 05/15/29 4,443,750
790,000 g News Corp 5 .125 02/15/32 740,672
16,108,000 g Rackspace Technology Global, Inc 3 .500 02/15/28 8,377,126
4,000,000 g Sirius XM Radio, Inc 5 .000 08/01/27 3,744,840
8,450,000 g Sirius XM Radio, Inc 4 .000 07/15/28 7,258,043
12,000,000 g Univision Communications, Inc 4 .500 05/01/29 10,080,000
10,000,000 g UPC Broadband Finco BV 4 .875 07/15/31 8,647,300
17,325,000 g Virgin Media Secured Finance plc 5 .500 05/15/29 16,133,776
20,400,000 g VZ Secured Financing BV 5 .000 01/15/32 16,640,586
TOTAL MEDIA & ENTERTAINMENT 235,030,087
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2 .6%
10,805,000 g Avantor Funding, Inc 4 .625 07/15/28 10,237,737
9,350,000 g Bausch Health Cos, Inc 4 .875 06/01/28 5,516,500
5,000,000 g Embecta Corp 5 .000 02/15/30 4,300,400
6,605,000 g Embecta Corp 6 .750 02/15/30 6,010,550
10,125,000 g Emergent BioSolutions, Inc 3 .875 08/15/28 4,941,405
5,725,000 g Organon Finance   LLC 4 .125 04/30/28 5,233,280
14,000,000 g Organon Finance   LLC 5 .125 04/30/31 12,426,995
10,215,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 9,534,962
5,000,000 e Teva Pharmaceutical Finance Netherlands III BV 5 .125 05/09/29 4,528,558
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 62,730,387
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .2%
8,925,000 g Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 7,990,332
3,472,000 Kennedy-Wilson, Inc 4 .750 03/01/29 2,760,240
9,771,000 Kennedy-Wilson, Inc 5 .000 03/01/31 7,169,906
15,380,000 e,g Realogy Group LLC 5 .250 04/15/30 11,210,174
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 29,130,652
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
10,000,000 g Entegris Escrow Corp 4 .750 04/15/29 9,454,026
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,454,026
SOFTWARE & SERVICES - 0 .8%
3,375,000 g CA Magnum Holdings 5 .375 10/31/26 2,955,501
3,410,000 g Fair Isaac Corp 4 .000 06/15/28 3,162,775

High-Yield Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 9,672,000 e,g j2 Global, Inc 4 .625% 10/15/30 $ 8,344,608
4,630,000 g NortonLifeLock, Inc 6 .750 09/30/27 4,654,076
TOTAL SOFTWARE & SERVICES 19,116,960
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
20,700,000 g Ahead DB Holdings LLC 6 .625 05/01/28 17,142,540
33,520,000 g Imola Merger Corp 4 .750 05/15/29 29,986,657
10,400,000 g Viasat, Inc 5 .625 09/15/25 9,859,824
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 56,989,021
TELECOMMUNICATION SERVICES - 2 .3%
10,000,000 g Altice France S.A. 5 .125 07/15/29 7,525,000
4,160,000 g Altice France S.A. 5 .500 10/15/29 3,180,969
10,000,000 g Frontier Communications Holdings LLC 6 .000 01/15/30 7,605,450
8,000,000 g Frontier Communications Holdings LLC 8 .625 03/15/31 7,833,600
12,695,000 g Iliad Holding SASU 6 .500 10/15/26 12,098,585
9,175,000 g Iliad Holding SASU 7 .000 10/15/28 8,705,148
7,745,000 g Virgin Media Finance plc 5 .000 07/15/30 6,401,475
2,000,000 g Vmed O2 UK Financing I plc 4 .250 01/31/31 1,701,560
TOTAL TELECOMMUNICATION SERVICES 55,051,787
TRANSPORTATION - 2 .7%
6,605,000 g Allegiant Travel Co 7 .250 08/15/27 6,575,277
10,000,000 g American Airlines, Inc 5 .500 04/20/26 9,841,118
6,625,000 g American Airlines, Inc 7 .250 02/15/28 6,442,813
2,500,000 g American Airlines, Inc 5 .750 04/20/29 2,398,090
13,950,000 g Cargo Aircraft Management, Inc 4 .750 02/01/28 12,473,393
4,249,954 g Mileage Plus Holdings LLC 6 .500 06/20/27 4,236,269
10,000,000 g NCL Corp Ltd 5 .875 03/15/26 8,510,800
4,630,000 g NCL Corp Ltd 8 .375 02/01/28 4,645,869
6,550,000 g United Airlines, Inc 4 .375 04/15/26 6,266,471
3,550,000 g United Airlines, Inc 4 .625 04/15/29 3,210,980
TOTAL TRANSPORTATION 64,601,080
UTILITIES - 4 .0%
8,375,000 AmeriGas Partners LP 5 .875 08/20/26 8,012,111
7,400,000 g Clearway Energy Operating LLC 4 .750 03/15/28 7,067,000
5,000,000 g Clearway Energy Operating LLC 3 .750 01/15/32 4,155,406
10,000,000 Edison International 5 .375 N/A‡ 8,843,310
10,285,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 9,629,331
22,178,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 18,962,190
8,175,000 Suburban Propane Partners LP 5 .875 03/01/27 7,930,531
1,800,000 g Suburban Propane Partners LP 5 .000 06/01/31 1,572,750
9,836,000 g Superior Plus LP 4 .500 03/15/29 8,782,244
10,000,000 g TerraForm Power Operating LLC 5 .000 01/31/28 9,500,385
12,480,000 g TerraForm Power Operating LLC 4 .750 01/15/30 11,190,635
TOTAL UTILITIES 95,645,893
TOTAL CORPORATE BONDS 2,158,155,250
(Cost $2,388,223,194)
TOTAL BONDS 2,158,155,250
(Cost $2,388,223,194)

High-Yield Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 1.2%
ENERGY - 0 .0%
7,963 *,† Cloud Peak Energy, Inc $ 80
TOTAL ENERGY 80
FINANCIAL SERVICES - 1 .2%
1,412,901 e Invesco Senior Loan ETF 29,388,341
TOTAL FINANCIAL SERVICES 29,388,341
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
22,100 *,† Bright Bidco BV 226,323
5,572 * Bright Bidco BV 72,437
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 298,760
TOTAL COMMON STOCKS 29,687,181
(Cost $30,776,601)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 8.9%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 04/06/23 9,996,244
TOTAL GOVERNMENT AGENCY DEBT 9,996,244
REPURCHASE AGREEMENT - 3 .0%
71,450,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 71,450,000
TOTAL REPURCHASE AGREEMENT 71,450,000
TREASURY DEBT - 0 .2%
4,000,000 United States Treasury Bill 0 .000 04/04/23 3,999,490
TOTAL TREASURY DEBT 3,999,490
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5 .3%
127,547,676 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 127,547,676
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 127,547,676
TOTAL SHORT-TERM INVESTMENTS 212,993,410
(Cost $212,989,965)
TOTAL INVESTMENTS - 104.8% 2,518,128,263
(Cost $2,755,839,627)
OTHER ASSETS & LIABILITIES, NET - (4.8)% (114,496,542)
NET ASSETS - 100.0% $ 2,403,631,721
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate

High-Yield Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $125,119,271.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $71,450,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates 0.250%–0.375% and maturity dates 7/15/25–7/31/25, valued at $72,879,035.

Inflation-Linked Bond Fund March 31, 2023
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 99.4%
GOVERNMENT BONDS - 99 .4%
AGENCY SECURITIES - 0 .6%
$ 9,000,000 Federal National Mortgage Association (FNMA) 1 .625% 08/24/35 $ 6,472,853
1,239,391 HNA LLC 2 .369 09/18/27 1,197,570
7,665,000 Montefiore Medical Center 2 .895 04/20/32 6,917,852
1,973,684 Reliance Industries Ltd 2 .444 01/15/26 1,887,885
TOTAL AGENCY SECURITIES 16,476,160
MORTGAGE BACKED - 2 .0%
8,942,014 Government National Mortgage Association (GNMA) 3 .600 09/15/31 8,744,812
4,691,476 GNMA 3 .700 10/15/33 4,544,026
1,386,434 GNMA 3 .380 07/15/35 1,336,086
1,332,035 GNMA 3 .870 10/15/36 1,296,810
4,851,585 GNMA 3 .940 03/15/37 4,692,716
17,691,460 GNMA 1 .730 07/15/37 15,293,331
12,793,607 GNMA 1 .650 07/15/42 10,760,116
12,748,515 GNMA 2 .750 01/15/45 11,596,884
TOTAL MORTGAGE BACKED 58,264,781
U.S. TREASURY SECURITIES - 96 .8%
82,414,621 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 81,713,882
27,298,469 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 26,858,068
113,597,212 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 111,378,517
95,929,458 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 93,692,353
108,258,635 k United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 105,632,517
80,042,753 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 81,008,894
35,951,642 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 34,830,260
145,000,208 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 141,824,552
129,489,217 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 125,442,679
117,240,227 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 114,616,061
59,689,291 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 60,550,433
43,104,135 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 41,362,010
118,056,084 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 113,710,452
142,279,460 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 136,608,660
123,113,723 k United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 118,646,042
45,018,328 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 46,664,311
15,889,650 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 15,134,064
108,619,133 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 104,919,294
83,550,193 k United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 85,175,504
131,298,794 k United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 126,706,755
25,076,914 k United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 25,655,838
45,825,336 k United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 51,151,935
84,289,666 k United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 82,645,853
87,327,552 k United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 85,789,086
51,104,722 k United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 54,712,496
32,630,216 k United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 37,588,055
61,352,589 k United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 58,127,984
68,781,754 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 64,093,981
121,923,840 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 113,434,416
89,618,880 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 82,820,447
134,400,377 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 123,770,410
4,159,645 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 3,799,129
53,445,613 k United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 63,206,397
31,397,005 k United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 29,987,206
63,257,670 k United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 63,092,113
4,680,771 k United States Treasury Inflation Indexed Bonds 1 .500 02/15/53 4,749,397
30,000,000 United States Treasury Note 3 .500 02/15/33 30,046,875

Inflation-Linked Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 16,500,000 United States Treasury Note 3 .625% 02/15/53 $ 16,381,406
TOTAL U.S. TREASURY SECURITIES 2,757,528,332
TOTAL GOVERNMENT BONDS 2,832,269,273
(Cost $2,968,840,317)
TOTAL BONDS 2,832,269,273
(Cost $2,968,840,317)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 2,300,000 Federal Home Loan Bank (FHLB) 0 .000 05/19/23 2,286,645
TOTAL GOVERNMENT AGENCY DEBT 2,286,645
REPURCHASE AGREEMENT - 0 .2%
5,200,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 5,200,000
TOTAL REPURCHASE AGREEMENT 5,200,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
77,218 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 77,218
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 77,218
TOTAL SHORT-TERM INVESTMENTS 7,563,863
(Cost $7,562,559)
TOTAL INVESTMENTS - 99.6% 2,839,833,136
(Cost $2,976,402,876)
OTHER ASSETS & LIABILITIES, NET - 0.4% 10,348,343
NET ASSETS - 100.0% $ 2,850,181,479
c
Investments made with cash collateral received from securities on loan.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $5,200,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $5,304,052.

Short Duration Impact Bond Fund March 31, 2023
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 2.7%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .6%
$ 492,500 i LTR Intermediate Holdings, Inc LIBOR 12 M + 4.500% 9 .340% 05/05/28 $ 446,328
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 446,328
UTILITIES - 2 .1%
461,237 i Exgen Renewables IV LLC LIBOR 4 M + 2.500% 7 .460 12/15/27 459,604
995,000 i TerraForm Power Operating LLC CME Term SOFR 4 + 2.750% 7 .948 05/30/29 988,319
TOTAL UTILITIES 1,447,923
TOTAL BANK LOAN OBLIGATIONS 1,894,251
(Cost $1,929,436)
BONDS - 93.7%
CORPORATE BONDS - 23 .2%
AUTOMOBILES & COMPONENTS - 0 .7%
500,000 Magna International, Inc 3 .625 06/15/24 491,084
TOTAL AUTOMOBILES & COMPONENTS 491,084
BANKS - 5 .1%
500,000 Citigroup, Inc 0 .776 10/30/24 486,051
500,000 i Citigroup, Inc LIBOR 3 M + 1.250% 6 .427 07/01/26 500,107
500,000 JPMorgan Chase & Co 0 .563 02/16/25 479,204
500,000 JPMorgan Chase & Co 0 .768 08/09/25 469,450
250,000 National Bank of Canada 0 .550 11/15/24 242,537
250,000 NatWest Group plc 2 .359 05/22/24 248,691
300,000 g,i UBS AG. SOFR + 0.450% 5 .159 08/09/24 298,044
400,000 g USAA Capital Corp 1 .500 05/01/23 398,862
425,000 Wells Fargo & Co 4 .540 08/15/26 417,165
TOTAL BANKS 3,540,111
CAPITAL GOODS - 0 .3%
250,000 g,i Siemens Financieringsmaatschappij NV SOFR + 0.430% 5 .237 03/11/24 249,501
TOTAL CAPITAL GOODS 249,501
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .8%
1,225,000 Lowe's Cos, Inc 4 .800 04/01/26 1,231,993
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,231,993
CONSUMER SERVICES - 1 .6%
550,000 Nature Conservancy 0 .467 07/01/23 543,066
260,000 i Nature Conservancy LIBOR 3 M + 1.080% 5 .894 02/01/24 260,818
300,000 Nature Conservancy 2 .668 03/01/26 287,329
TOTAL CONSUMER SERVICES 1,091,213
ENERGY - 1 .1%
250,000 g Aker BP ASA 2 .875 01/15/26 236,440
525,000 Pioneer Natural Resources Co 5 .100 03/29/26 527,183
TOTAL ENERGY 763,623
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .4%
300,000 Federal Realty Investment Trust 1 .250 02/15/26 273,707
250,000 g HAT Holdings I LLC 3 .375 06/15/26 216,875
500,000 Piedmont Operating Partnership LP 3 .400 06/01/23 495,206
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 985,788

Short Duration Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES - 4 .5%
$ 200,000 i AerCap Ireland Capital DAC SOFR + 0.680% 5 .529% 09/29/23 $ 198,185
250,000 BB Blue Financing DAC 4 .395 09/20/29 260,513
395,000 g Federation des Caisses Desjardins du Quebec 0 .450 10/07/23 385,627
350,000 g Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 358,558
250,000 Goldman Sachs Group, Inc 0 .855 02/12/26 228,808
500,000 Morgan Stanley 0 .791 01/22/25 480,975
260,000 g NongHyup Bank 1 .250 07/20/25 239,484
250,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 234,720
250,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 235,436
250,000 g WLB Asset II D Pte Ltd 6 .500 12/21/26 251,207
250,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 244,997
TOTAL FINANCIAL SERVICES 3,118,510
HEALTH CARE EQUIPMENT & SERVICES - 0 .9%
600,000 McKesson Corp 5 .250 02/15/26 601,606
TOTAL HEALTH CARE EQUIPMENT & SERVICES 601,606
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
250,000 Unilever Capital Corp 0 .626 08/12/24 236,339
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 236,339
MATERIALS - 0 .3%
200,000 e,g Cemex SAB de C.V. 9 .125 N/A‡ 200,291
TOTAL MATERIALS 200,291
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .3%
250,000 AstraZeneca plc 0 .700 04/08/26 224,984
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 224,984
TELECOMMUNICATION SERVICES - 0 .3%
250,000 i Verizon Communications, Inc SOFR + 0.790% 5 .617 03/20/26 248,225
TOTAL TELECOMMUNICATION SERVICES 248,225
UTILITIES - 4 .6%
500,000 Avangrid, Inc 3 .150 12/01/24 484,570
600,000 g Brooklyn Union Gas Co 4 .632 08/05/27 582,429
1,000,000 DTE Electric Co 1 .900 04/01/28 882,502
274,650 g India Cleantech Energy 4 .700 08/10/26 242,582
300,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 298,878
300,000 National Fuel Gas Co 5 .500 01/15/26 299,934
450,757 SCE Recovery Funding LLC 1 .977 11/15/28 417,012
TOTAL UTILITIES 3,207,907
TOTAL CORPORATE BONDS 16,191,175
(Cost $16,469,182)
GOVERNMENT BONDS - 53 .0%
AGENCY SECURITIES - 6 .5%
250,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 249,092
250,000 e FHLMC 1 .500 02/12/25 237,974
500,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 494,232
660,416 Harar Leasing 2013 LLC 2 .582 07/02/25 638,012
450,785 Lulwa Ltd 1 .831 03/26/25 435,277
397,315 Penta Aircraft Leasing LLC 1 .691 04/29/25 383,301
150,841 Purple Chen 2011 LLC 2 .735 08/01/23 150,100
354,382 Safina Ltd 2 .000 12/30/23 348,002
64,777 * Sandalwood LLC 2 .821 02/12/26 62,940
657,605 Thirax   LLC 0 .968 01/14/33 569,207
201,048 United States International Development Finance Corp 1 .050 10/15/29 180,065
201,048 OPIC 1 .790 10/15/29 184,687

Short Duration Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 250,000 US Department of Housing and Urban Development
(HUD)
2 .618% 08/01/23 $ 248,296
349,531 i Washington Aircraft 2 Co Ltd LIBOR 3 M + 0.430% 5 .564 06/26/24 349,264
TOTAL AGENCY SECURITIES 4,530,449
FOREIGN GOVERNMENT BONDS - 10 .3%
1,000,000 African Development Bank 0 .750 04/03/23 1,000,000
250,000 g Central American Bank for Economic Integration 5 .000 02/09/26 251,983
500,000 Council Of Europe Development Bank 3 .000 06/16/25 488,250
500,000 g European Stability Mechanism 1 .375 09/11/24 478,427
450,000 Export Development Canada 3 .875 02/14/28 452,324
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,039,663
250,000 Inter-American Investment Corp 2 .625 04/22/25 241,892
500,000 Inter-American Investment Corp 4 .125 02/15/28 503,224
1,000,000 International Bank for Reconstruction & Development 0 .250 11/24/23 971,640
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 227,783
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 502,151
500,000 g International Development Association 2 .750 04/24/23 499,385
250,000 i International Finance Corp SOFR + 0.090% 5 .078 04/03/24 249,963
250,000 g Nederlandse Waterschapsbank NV 1 .750 01/15/25 238,853
TOTAL FOREIGN GOVERNMENT BONDS 7,145,538
MORTGAGE BACKED - 0 .1%
39,154 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 1.650% 6 .465 01/25/34 38,444
TOTAL MORTGAGE BACKED 38,444
MUNICIPAL BONDS - 7 .4%
45,000 g California Municipal Finance Authority 4 .250 11/01/23 44,438
440,000 California Municipal Finance Authority 1 .622 08/15/25 406,933
200,000 City of Detroit MI 2 .189 04/01/24 190,301
500,000 City of Fort Wayne IN 10 .750 12/01/29 498,699
500,000 District of Columbia 3 .850 02/28/25 487,320
250,000 g Florida Development Finance Corp 7 .250 07/01/57 251,982
250,000 Florida Development Finance Corp 7 .500 07/01/57 246,896
650,000 Morris County Improvement Authority 0 .468 06/15/23 644,570
430,000 New York State Energy Research & Development
Authority
4 .186 04/01/23 430,000
850,000 New York State Energy Research & Development
Authority
3 .845 04/01/25 834,371
250,000 Pharr Economic Development Corp 3 .016 08/15/26 238,843
150,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 138,127
357,506 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 338,298
200,000 g Warm Springs Reservation Confederated Tribe 3 .050 11/01/24 193,793
250,000 g Warm Springs Reservation Confederated Tribe 2 .165 11/01/26 227,298
TOTAL MUNICIPAL BONDS 5,171,869
U.S. TREASURY SECURITIES - 28 .7%
320,460 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 317,735
1,400,000 United States Treasury Note 2 .625 12/31/23 1,379,000
11,215,000 e United States Treasury Note 4 .625 02/28/25 11,324,083
3,675,000 United States Treasury Note 4 .625 03/15/26 3,758,836
3,175,000 e United States Treasury Note 4 .000 02/29/28 3,232,299
TOTAL U.S. TREASURY SECURITIES 20,011,953
TOTAL GOVERNMENT BONDS 36,898,253
(Cost $36,881,185)

Short Duration Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
STRUCTURED ASSETS - 17 .5%
ASSET BACKED - 9 .9%
$ 418,454 Delta Air Lines Pass Through Trust 4 .250% 07/30/23 $ 414,432
Series - 2015 1 (Class B)
851,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 833,219
Series - 2019 1 (Class AA)
212,629 Delta Air Lines Pass Through Trust 2 .000 06/10/28 187,104
Series - 2020 1 (Class AA)
232,231 Delta Air Lines Pass Through Trust 2 .500 06/10/28 203,689
Series - 2020 1 (Class A)
283,903 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 219,003
Series - 2021 4GS (Class A)
252,774 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 180,956
Series - 2021 5CS (Class B)
110,294 g HERO Funding Trust 4 .050 09/20/41 106,360
Series - 2016 1A (Class A)
166,746 g HERO Funding Trust 3 .910 09/20/42 157,775
Series - 2016 3A (Class A2)
121,322 g HERO Funding Trust 2 .720 09/20/57 107,227
Series - 2020 1A (Class A)
500,000 g Hertz Vehicle Financing III LLC 5 .570 09/25/29 507,386
Series - 2023 2A (Class A)
123,458 g Mosaic Solar Loan Trust 2 .100 04/20/46 107,552
Series - 2020 1A (Class A)
279,104 g Mosaic Solar Loan Trust 1 .440 08/20/46 236,364
Series - 2020 2A (Class A)
327,874 g Mosaic Solar Loan Trust 1 .440 06/20/52 271,445
Series - 2021 3A (Class A)
250,000 g Mosaic Solar Loan Trust 1 .770 06/20/52 217,301
Series - 2021 3A (Class C)
29,027 g Renew 3 .670 09/20/52 25,501
Series - 2017 1A (Class A)
207,202 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 175,042
Series - 2021 C (Class A)
269,768 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 233,199
Series - 2022 A (Class A)
453,745 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 404,182
Series - 2019 2 (Class A)
355,597 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 320,213
Series - 2019 1A (Class A)
300,457 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 240,400
Series - 2021 2A (Class A)
250,000 g Tesla Auto Lease Trust 2 .330 02/20/24 249,483
Series - 2020 A (Class D)
263,000 g Tesla Auto Lease Trust 0 .560 03/20/25 258,190
Series - 2021 A (Class A3)
600,000 g Tesla Auto Lease Trust 0 .600 09/22/25 573,580
Series - 2021 B (Class A3)
250,000 g Tesla Auto Lease Trust 1 .320 09/22/25 234,282
Series - 2021 B (Class D)
474,782 g Vivint Colar Financing V LLC 7 .370 04/30/48 440,402
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 6,904,287
OTHER MORTGAGE BACKED - 7 .6%
250,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 6 .934 04/15/34 199,086
Series - 2021 ACEN (Class C)
250,000 g BX Trust 6 .300 10/13/27 245,397
Series - 2022 CLS (Class B)

Short Duration Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 250,000 g,i BX TRUST 6 .317% 01/17/39 $ 240,836
Series - 2022 AHP (Class AS)
250,000 g,i BX TRUST 6 .917 01/17/39 238,070
Series - 2022 AHP (Class C)
250,000 g,i Cityline Commercial Mortgage Trust 2 .778 11/10/31 242,252
Series - 2016 CLNE (Class A)
50,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 50,382
Series - 2022 R03 (Class 1M2)
27,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .160 07/25/42 27,048
Series - 2022 R08 (Class 1M2)
250,000 g,i DBUBS Mortgage Trust 3 .530 10/10/34 226,051
Series - 2017 BRBK (Class D)
123,717 GS Mortgage Securities Trust 2 .922 05/10/49 118,923
Series - 2016 GS2 (Class AAB)
500,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 6 .055 10/15/33 456,813
Series - 2020 609M (Class A)
250,000 g,i MAD Mortgage Trust 2 .976 08/15/34 237,109
Series - 2017 330M (Class A)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.579% 6 .469 07/15/36 240,271
Series - 2019 MILE (Class A)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 6 .707 07/15/36 232,159
Series - 2019 MILE (Class B)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 7 .107 07/15/36 229,220
Series - 2019 MILE (Class C)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 9 .157 07/15/36 224,035
Series - 2019 MILE (Class F)
14,876 g,i OBX Trust LIBOR 1 M + 0.650% 5 .495 06/25/57 13,927
Series - 2018 1 (Class A2)
250,000 g One Market Plaza Trust 3 .614 02/10/32 229,678
Series - 2017 1MKT (Class A)
250,000 g One Market Plaza Trust 3 .845 02/10/32 229,238
Series - 2017 1MKT (Class B)
27,382,754 g,i SLG Office Trust 0 .258 07/15/41 435,276
Series - 2021 OVA (Class X)
500,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 5 .941 11/15/36 476,355
Series - 2021 LIH (Class AS)
500,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.656% 6 .340 11/15/36 472,049
Series - 2021 LIH (Class B)
270,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.955% 6 .639 11/15/36 251,399
Series - 2021 LIH (Class C)
TOTAL OTHER MORTGAGE BACKED 5,315,574
TOTAL STRUCTURED ASSETS 12,219,861
(Cost $13,147,448)
TOTAL BONDS 65,309,289
(Cost $66,497,815)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 25.2%
REPURCHASE AGREEMENT - 0 .1%
$ 88,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 88,000
TOTAL REPURCHASE AGREEMENT 88,000
TREASURY DEBT - 3 .6%
2,500,000 United States Treasury Bill 0 .000 06/22/23 2,474,451
TOTAL TREASURY DEBT 2,474,451

Short Duration Impact Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 21 .5%
14,949,243 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840% $ 14,949,243
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 14,949,243
TOTAL SHORT-TERM INVESTMENTS 17,511,694
(Cost $17,511,703)
TOTAL INVESTMENTS - 121.6% 84,715,234
(Cost $85,938,954)
OTHER ASSETS & LIABILITIES, NET - (21.6)% (15,033,139)
NET ASSETS - 100.0% $ 69,682,095
CME Chicago Mercantile Exchange
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
*
Non-income producing
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,609,897.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $88,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 3.000% and maturity date 7/15/25, valued at $89,771.

Short-Term Bond Fund March 31, 2023
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 2.2%
CAPITAL GOODS - 0 .1%
$ 675,500 i American Builders & Contractors Supply Co, Inc SOFR 12M + 2.000% 6 .907% 01/15/27 $ 672,852
104,731 h,i Gardner Denver, Inc SOFR 12M + 1.750% 6 .657 03/01/27 104,552
890,410 i Ingersoll-Rand Services Co SOFR 12M + 1.750% 6 .657 03/01/27 888,883
TOTAL CAPITAL GOODS 1,666,287
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
982,500 i AECOM LIBOR 12 M + 1.750% 6 .560 04/13/28 984,853
1,984,810 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/30/25 1,988,889
1,701,401 i Prime Security Services Borrower LLC LIBOR 3 M + 2.750% 2 .750 09/23/26 1,698,305
919,492 i Trans Union LLC LIBOR 12 M + 2.250% 7 .090 12/01/28 914,127
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,586,174
CONSUMER SERVICES - 0 .4%
1,465,909 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .590 11/19/26 1,454,306
2,985,000 i FLUTTER FINANCING BV SOFR 4M + 3.250% 8 .410 07/22/28 2,989,030
1,943,891 i Hilton Worldwide Finance LLC SOFR 12M + 1.750% 6 .760 06/22/26 1,944,902
796,360 i KFC Holding Co LIBOR 12 M + 1.750% 6 .511 03/15/28 794,038
1,430,000 i Wyndham Hotels & Resorts, Inc LIBOR 12 M + 1.750% 6 .590 05/30/25 1,431,044
TOTAL CONSUMER SERVICES 8,613,320
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .0%
806,182 i US Foods, Inc SOFR 12M + 2.750% 7 .657 11/22/28 806,182
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 806,182
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
980,000 i Spectrum Brands, Inc LIBOR 4 M + 2.000% 6 .960 03/03/28 972,851
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 972,851
MATERIALS - 0 .1%
1,765,648 i Berry Global, Inc LIBOR 12 M + 1.750% 6 .650 07/01/26 1,761,790
TOTAL MATERIALS 1,761,790
MEDIA & ENTERTAINMENT - 0 .2%
1,357,520 i CSC Holdings LLC LIBOR 12 M + 2.250% 7 .050 07/17/25 1,298,413
1,094,382 i Nascar Holdings, Inc LIBOR 12 M + 2.500% 7 .340 10/19/26 1,096,095
1,290,299 i Outfront Media Capital LLC LIBOR 12 M + 1.750% 6 .590 11/18/26 1,271,486
TOTAL MEDIA & ENTERTAINMENT 3,665,994
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .4%
1,532,471 i Avantor, Inc LIBOR 12 M + 2.250% 7 .090 11/08/27 1,533,313
1,000,000 i Horizon Therapeutics USA, Inc LIBOR 12 M + 2.000% 6 .813 05/22/26 1,000,190
2,231,047 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 8 .340 05/05/28 2,225,236
2,197,494 i Organon & Co LIBOR 4 M + 3.000% 8 .000 06/02/28 2,199,317
1,000,000 h,i Prestige Brands, Inc LIBOR 3 M + 2.000% 6 .384 01/26/24 998,545
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,956,601
SOFTWARE & SERVICES - 0 .3%
1,389,098 i IQVIA, Inc LIBOR 12 M + 1.750% 6 .610 01/17/25 1,391,702
1,859,499 i NortonLifeLock, Inc SOFR 12M + 2.000% 6 .907 09/12/29 1,843,460
1,838,346 i Open Text Corp LIBOR 12 M + 1.750% 6 .590 05/30/25 1,835,864
362,069 i SS&C Technologies, Inc LIBOR 12 + 1.750% 6 .590 04/16/25 361,466
408,295 i SS&C Technologies, Inc LIBOR 12 M + 1.750% 6 .590 04/16/25 407,615
578,280 i SS&C Technologies, Inc SOFR 12M + 2.250% 7 .157 03/22/29 574,568
383,734 i SS&C Technologies, Inc SOFR 12M + 2.250% 7 .157 03/22/29 381,271
TOTAL SOFTWARE & SERVICES 6,795,946
TRANSPORTATION - 0 .2%
1,785,830 i Avis Budget Car Rental LLC LIBOR 12 M + 1.750% 6 .600 08/06/27 1,759,042

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 1,485,000 i Avis Budget Car Rental LLC CME Term SOFR 12 + 3.500% 8 .407% 03/16/29 $ 1,485,936
TOTAL TRANSPORTATION 3,244,978
UTILITIES - 0 .2%
1,492,443 i Core & Main LP LIBOR 4 M + 2.500% 7 .416 07/27/28 1,484,981
2,192,876 i Energizer Holdings, Inc SOFR 12M + 2.250% 7 .050 12/22/27 2,180,541
TOTAL UTILITIES 3,665,522
TOTAL BANK LOAN OBLIGATIONS 44,735,645
(Cost $44,639,856)
BONDS - 95.1%
CORPORATE BONDS - 33 .9%
AUTOMOBILES & COMPONENTS - 0 .5%
2,725,000 g Denso Corp 1 .239 09/16/26 2,424,125
2,250,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 2,109,999
2,150,000 g Kia Corp 1 .000 04/16/24 2,059,216
1,335,000 g Kia Corp 2 .375 02/14/25 1,267,598
1,600,000 g Volkswagen Group of America Finance LLC 3 .125 05/12/23 1,595,415
TOTAL AUTOMOBILES & COMPONENTS 9,456,353
BANKS - 9 .9%
2,100,000 g Banco de Credito del Peru 2 .700 01/11/25 2,004,870
3,650,000 g Banco del Estado de Chile 2 .704 01/09/25 3,461,384
2,855,000 g Banco do Brasil S.A. 3 .250 09/30/26 2,642,303
2,000,000 g Banco Santander Chile 2 .700 01/10/25 1,912,500
2,000,000 g Banco Santander Mexico S.A. Institucion de Banca
Multiple Grupo Financiero Santand
5 .375 04/17/25 1,989,000
5,000,000 Banco Santander S.A. 3 .496 03/24/25 4,808,992
5,125,000 Bancolombia S.A. 3 .000 01/29/25 4,821,255
4,000,000 g Bank Leumi Le-Israel BM 5 .125 07/27/27 3,925,790
5,000,000 Bank of America Corp 0 .976 04/22/25 4,763,706
8,000,000 Bank of America Corp 0 .981 09/25/25 7,464,716
20,000,000 Bank of America Corp 3 .384 04/02/26 19,175,219
5,000,000 Bank of America Corp 5 .080 01/20/27 4,984,494
500,000 Citigroup, Inc 0 .776 10/30/24 486,051
23,600,000 Citigroup, Inc 0 .981 05/01/25 22,420,275
2,500,000 Citigroup, Inc 1 .281 11/03/25 2,335,200
15,000,000 Citigroup, Inc 5 .610 09/29/26 15,111,790
5,000,000 Cooperatieve Rabobank UA 0 .375 01/12/24 4,805,175
1,775,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,779,438
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,217,207
5,000,000 JPMorgan Chase & Co 4 .023 12/05/24 4,951,232
725,000 JPMorgan Chase & Co 0 .563 02/16/25 694,847
20,000,000 JPMorgan Chase & Co 0 .824 06/01/25 18,952,215
14,000,000 JPMorgan Chase & Co 4 .080 04/26/26 13,744,994
5,000,000 Mitsubishi UFJ Financial Group, Inc 0 .848 09/15/24 4,887,047
5,000,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 4,965,658
2,875,000 National Bank of Canada 0 .550 11/15/24 2,789,181
1,625,000 NatWest Group plc 2 .359 05/22/24 1,616,489
5,000,000 g Skandinaviska Enskilda Banken AB 0 .550 09/01/23 4,895,700
5,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 4,808,868
2,100,000 g Svenska Handelsbanken AB 0 .625 06/30/23 2,074,143
3,000,000 Toronto-Dominion Bank 0 .750 06/12/23 2,973,690
5,000,000 Toronto-Dominion Bank 0 .450 09/11/23 4,891,797
3,000,000 Toronto-Dominion Bank 3 .766 06/06/25 2,920,909
1,680,000 Truist Financial Corp 3 .750 12/06/23 1,648,459
5,000,000 g UBS AG. 0 .450 02/09/24 4,764,850

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,000,000 g United Overseas Bank Ltd 3 .059% 04/07/25 $ 1,942,628
4,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 3,650,560
TOTAL BANKS 197,282,632
CAPITAL GOODS - 1 .3%
2,000,000 g BOC Aviation Ltd 3 .500 10/10/24 1,947,197
5,000,000 Boeing Co 1 .433 02/04/24 4,830,761
10,000,000 Boeing Co 2 .196 02/04/26 9,278,379
2,500,000 g DAE Funding LLC 2 .625 03/20/25 2,348,158
1,875,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,825,914
272,000 Raytheon Technologies Corp 3 .650 08/16/23 269,723
1,850,000 Raytheon Technologies Corp 5 .000 02/27/26 1,878,078
3,000,000 g TSMC Global Ltd 0 .750 09/28/25 2,731,726
TOTAL CAPITAL GOODS 25,109,936
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
1,983,000 e ADT Corp 4 .125 06/15/23 1,973,389
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,973,389
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .2%
1,150,000 Genuine Parts Co 1 .750 02/01/25 1,086,463
3,000,000 g Prosus NV 3 .257 01/19/27 2,723,929
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,810,392
CONSUMER DURABLES & APPAREL - 0 .1%
1,455,000 e Lennar Corp 4 .875 12/15/23 1,446,536
480,000 Newell Brands, Inc 6 .375 09/15/27 484,445
TOTAL CONSUMER DURABLES & APPAREL 1,930,981
CONSUMER SERVICES - 0 .2%
1,475,000 Hyatt Hotels Corp 1 .300 10/01/23 1,443,917
2,000,000 g Transnet SOC Ltd 8 .250 02/06/28 1,989,780
TOTAL CONSUMER SERVICES 3,433,697
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .2%
3,900,000 Walmart, Inc 1 .050 09/17/26 3,515,709
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,515,709
ENERGY - 2 .8%
3,000,000 Canadian Natural Resources Ltd 2 .050 07/15/25 2,802,702
5,000,000 Enbridge, Inc 0 .550 10/04/23 4,868,844
4,775,000 Enbridge, Inc 2 .500 02/14/25 4,573,196
2,230,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,177,003
5,000,000 Energy Transfer Operating LP 4 .500 04/15/24 4,939,955
3,000,000 Energy Transfer Operating LP 2 .900 05/15/25 2,858,977
3,500,000 Enterprise Products Operating LLC 5 .050 01/10/26 3,548,303
3,500,000 g Leviathan Bond Ltd 5 .750 06/30/23 3,489,423
4,000,000 Marathon Petroleum Corp 4 .700 05/01/25 3,991,993
347,500 Petroleos Mexicanos 2 .378 04/15/25 338,167
1,000,000 Petroleos Mexicanos 4 .500 01/23/26 916,250
1,350,000 Phillips 66 0 .900 02/15/24 1,305,376
5,000,000 g Saudi Arabian Oil Co 2 .875 04/16/24 4,883,500
5,000,000 TransCanada PipeLines Ltd 1 .000 10/12/24 4,688,702
10,000,000 Williams Cos, Inc 5 .400 03/02/26 10,187,590
TOTAL ENERGY 55,569,981
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .5%
2,000,000 American Tower Corp 3 .375 05/15/24 1,957,657
1,450,000 AvalonBay Communities, Inc 3 .500 11/15/24 1,400,466
2,600,000 Boston Properties LP 3 .125 09/01/23 2,556,454

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,044,000 Brandywine Operating Partnership LP 4 .100% 10/01/24 $ 962,740
3,000,000 Brixmor Operating Partnership LP 3 .650 06/15/24 2,904,970
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,930,583
410,000 Federal Realty Investment Trust 3 .950 01/15/24 404,851
1,665,000 g SBA Tower Trust 2 .836 01/15/25 1,577,212
13,365,000 g SBA Tower Trust 1 .884 01/15/26 12,074,298
2,500,000 g SBA Tower Trust 1 .631 11/15/26 2,189,381
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 30,958,612
FINANCIAL SERVICES - 7 .3%
7,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 6,786,818
15,000,000 AerCap Ireland Capital DAC 1 .650 10/29/24 14,031,573
2,000,000 g AIG Global Funding 0 .800 07/07/23 1,975,977
5,500,000 American Express Co 3 .375 05/03/24 5,391,349
3,000,000 American Honda Finance Corp 0 .875 07/07/23 2,966,557
5,000,000 e,g Banco BTG Pactual S.A. 2 .750 01/11/26 4,445,320
7,000,000 Capital One Financial Corp 4 .166 05/09/25 6,780,853
5,000,000 Credit Suisse AG. 0 .495 02/02/24 4,714,000
2,950,000 Deutsche Bank AG. 0 .898 05/28/24 2,769,251
10,000,000 g Federation des Caisses Desjardins du Quebec 0 .700 05/21/24 9,496,652
7,200,000 g Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 7,376,055
5,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 4,769,075
5,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 5,150,050
5,000,000 Ford Motor Credit Co LLC 2 .900 02/16/28 4,298,000
5,000,000 General Motors Financial Co, Inc 1 .700 08/18/23 4,922,953
3,910,000 General Motors Financial Co, Inc 3 .950 04/13/24 3,851,805
4,000,000 General Motors Financial Co, Inc 1 .200 10/15/24 3,743,761
5,000,000 Goldman Sachs Group, Inc 0 .657 09/10/24 4,886,919
14,450,000 Goldman Sachs Group, Inc 5 .700 11/01/24 14,552,386
4,000,000 Morgan Stanley 3 .620 04/17/25 3,926,708
5,000,000 Morgan Stanley 0 .790 05/30/25 4,732,848
5,000,000 Morgan Stanley 1 .164 10/21/25 4,669,262
4,000,000 Morgan Stanley 4 .679 07/17/26 3,947,288
2,775,000 Morgan Stanley 1 .512 07/20/27 2,466,070
2,700,000 g NatWest Markets plc 0 .800 08/12/24 2,526,343
2,000,000 g Private Export Funding Corp 0 .550 07/30/24 1,897,185
4,500,000 Toyota Motor Credit Corp 0 .500 08/14/23 4,421,053
4,725,000 g UBS Group AG 1 .008 07/30/24 4,631,043
TOTAL FINANCIAL SERVICES 146,127,154
FOOD, BEVERAGE & TOBACCO - 0 .2%
1,850,000 BAT Capital Corp 3 .222 08/15/24 1,794,093
3,000,000 Constellation Brands, Inc 3 .600 05/09/24 2,961,105
TOTAL FOOD, BEVERAGE & TOBACCO 4,755,198
HEALTH CARE EQUIPMENT & SERVICES - 1 .5%
6,475,000 CVS Health Corp 5 .000 02/20/26 6,547,714
3,250,000 DH Europe Finance II Sarl 2 .200 11/15/24 3,119,913
10,000,000 HCA, Inc 5 .375 02/01/25 10,004,184
3,300,000 Humana, Inc 0 .650 08/03/23 3,253,302
5,000,000 PerkinElmer, Inc 0 .550 09/15/23 4,898,478
2,000,000 Tenet Healthcare Corp 4 .625 07/15/24 1,972,840
TOTAL HEALTH CARE EQUIPMENT & SERVICES 29,796,431
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
5,000,000 GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 4,832,605
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,832,605
INSURANCE - 0 .6%
3,000,000 g MassMutual Global Funding II 0 .850 06/09/23 2,975,251

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 3,000,000 g Principal Life Global Funding II 0 .750% 04/12/24 $ 2,867,524
2,500,000 g Principal Life Global Funding II 0 .875 01/12/26 2,229,755
5,000,000 g Protective Life Global Funding 0 .473 01/12/24 4,808,457
TOTAL INSURANCE 12,880,987
MATERIALS - 0 .9%
1,200,000 g Freeport Indonesia PT 4 .763 04/14/27 1,167,496
4,725,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 4,208,337
3,000,000 g POSCO 4 .375 08/04/25 2,953,660
1,550,000 g SABIC Capital II BV 4 .000 10/10/23 1,535,858
3,000,000 Sherwin-Williams Co 4 .050 08/08/24 2,962,072
2,000,000 Westlake Chemical Corp 0 .875 08/15/24 1,894,661
3,000,000 WRKCo, Inc 3 .000 09/15/24 2,903,523
TOTAL MATERIALS 17,625,607
MEDIA & ENTERTAINMENT - 1 .8%
2,000,000 g CCO Holdings LLC 5 .125 05/01/27 1,890,000
10,000,000 Charter Communications Operating LLC 4 .908 07/23/25 9,900,205
10,000,000 Comcast Corp 5 .250 11/07/25 10,217,760
6,875,000 g Magallanes, Inc 3 .638 03/15/25 6,640,811
4,200,000 g POSCO 5 .750 01/17/28 4,335,513
3,000,000 Take-Two Interactive Software, Inc 3 .300 03/28/24 2,934,260
TOTAL MEDIA & ENTERTAINMENT 35,918,549
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .7%
4,450,000 AbbVie, Inc 3 .800 03/15/25 4,377,416
5,000,000 AstraZeneca plc 0 .700 04/08/26 4,499,678
1,668,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 1,661,575
1,045,000 e Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 975,432
3,000,000 Zoetis, Inc 5 .400 11/14/25 3,050,613
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,564,714
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .6%
5,000,000 NVIDIA Corp 0 .584 06/14/24 4,774,202
3,000,000 g SK Hynix, Inc 1 .500 01/19/26 2,665,860
3,000,000 g SK Hynix, Inc 6 .375 01/17/28 3,017,207
1,075,000 TSMC Arizona Corp 1 .750 10/25/26 973,037
1,325,000 TSMC Arizona Corp 3 .875 04/22/27 1,301,219
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,731,525
SOFTWARE & SERVICES - 0 .7%
5,000,000 Adobe, Inc 1 .900 02/01/25 4,783,668
5,000,000 Fidelity National Information Services, Inc 0 .600 03/01/24 4,780,712
925,000 g NortonLifeLock, Inc 6 .750 09/30/27 929,810
3,100,000 Oracle Corp 5 .800 11/10/25 3,177,391
TOTAL SOFTWARE & SERVICES 13,671,581
TELECOMMUNICATION SERVICES - 0 .6%
2,000,000 AT&T, Inc 2 .550 12/01/33 1,608,700
2,400,000 g KT Corp 4 .000 08/08/25 2,348,301
5,000,000 T-Mobile USA, Inc 3 .500 04/15/25 4,861,100
1,000,000 T-Mobile USA, Inc 5 .200 01/15/33 1,019,920
3,500,000 Verizon Communications, Inc 2 .355 03/15/32 2,871,394
TOTAL TELECOMMUNICATION SERVICES 12,709,415
TRANSPORTATION - 0 .5%
5,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 4,710,900
3,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,637,442

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 3,400,000 g Misc Capital Two Labuan Ltd 3 .625% 04/06/25 $ 3,300,794
TOTAL TRANSPORTATION 10,649,136
UTILITIES - 1 .5%
3,225,000 Consumers Energy Co 0 .350 06/01/23 3,198,930
3,000,000 Dominion Energy, Inc 3 .300 03/15/25 2,894,970
5,750,000 NextEra Energy Capital Holdings, Inc 4 .200 06/20/24 5,683,420
3,000,000 Nutrien Ltd 5 .900 11/07/24 3,042,732
3,000,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 2,680,453
2,020,000 WEC Energy Group, Inc 0 .550 09/15/23 1,974,565
10,000,000 WEC Energy Group, Inc 4 .750 01/09/26 10,002,501
TOTAL UTILITIES 29,477,571
TOTAL CORPORATE BONDS 678,782,155
(Cost $699,026,302)
GOVERNMENT BONDS - 40 .0%
AGENCY SECURITIES - 0 .9%
1,995,000 Montefiore Medical Center 2 .152 10/20/26 1,824,580
5,900,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 5,617,923
3,157,895 Reliance Industries Ltd 1 .870 01/15/26 2,994,702
3,000,000 Reliance Industries Ltd 2 .060 01/15/26 2,853,116
3,947,368 Reliance Industries Ltd 2 .444 01/15/26 3,775,771
TOTAL AGENCY SECURITIES 17,066,092
FOREIGN GOVERNMENT BONDS - 7 .5%
1,450,000 e,g African Export-Import Bank 2 .634 05/17/26 1,295,406
5,000,000 g BNG Bank NV 3 .500 08/26/24 4,929,752
3,000,000 g BNG Bank NV 0 .875 05/18/26 2,721,078
2,500,000 Brazilian Government International Bond 2 .875 06/06/25 2,393,600
5,000,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 4,562,655
11,000,000 g CDP Financial, Inc 4 .500 02/13/26 11,072,285
6,250,000 g Central American Bank for Economic Integration 5 .000 02/09/26 6,299,581
2,500,000 g Development Bank of Japan, Inc 0 .500 03/04/24 2,399,699
1,500,000 g Egypt Government International Bond 4 .550 11/20/23 1,420,650
500,050 g Honduras Government International Bond 7 .500 03/15/24 494,073
1,000,000 g Hungary Government International Bond 6 .125 05/22/28 1,023,200
8,900,000 g International Development Association 2 .750 04/24/23 8,889,054
6,650,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 6,592,278
1,560,000 g Kommunalbanken AS. 2 .750 02/05/24 1,531,956
10,000,000 g Kommunalbanken AS. 0 .375 09/11/25 9,140,657
1,200,000 g Kommuninvest I Sverige AB 2 .875 07/03/24 1,174,829
3,000,000 g Korea Electric Power Corp 3 .625 06/14/25 2,926,440
2,800,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,517,642
12,000,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 5 .708 02/12/24 12,094,743
10,000,000 Mexico Government International Bond 2 .659 05/24/31 8,345,510
3,000,000 g Morocco Government International Bond 2 .375 12/15/27 2,639,976
1,130,000 g Morocco Government International Bond 5 .950 03/08/28 1,154,555
5,950,000 g OMERS Finance Trust 2 .500 05/02/24 5,807,685
5,000,000 g Ontario Teachers' Finance Trust 1 .625 09/12/24 4,794,838
3,575,000 g OPEC Fund for International Development 4 .500 01/26/26 3,573,227
3,400,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 3,367,700
750,000 Philippine Government International Bond 4 .625 07/17/28 753,829
5,400,000 e Province of British Columbia Canada 1 .300 01/29/31 4,488,327
5,000,000 Province of Quebec Canada 1 .900 04/21/31 4,308,291
3,000,000 g Qatar Government International Bond 3 .375 03/14/24 2,955,180
4,000,000 g Qatar Government International Bond 4 .000 03/14/29 3,972,800
6,800,000 Republic of Italy Government International Bond 2 .375 10/17/24 6,496,190
2,000,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 1,964,424
1,000,000 g Romanian Government International Bond 6 .625 02/17/28 1,036,840

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 5,200,000 g Saudi Government International Bond 3 .250% 10/26/26 $ 4,999,946
1,540,000 Svensk Exportkredit AB 1 .750 12/12/23 1,506,488
5,000,000 Svensk Exportkredit AB 0 .500 08/26/25 4,579,283
TOTAL FOREIGN GOVERNMENT BONDS 150,224,667
MORTGAGE BACKED - 5 .3%
285,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 1.900% 6 .460 12/25/41 273,187
4,490,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.100% 7 .660 03/25/42 4,454,038
6,000,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.650% 9 .218 06/25/42 6,235,078
6,225,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.250% 6 .810 08/25/33 6,178,745
16,090,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 1.500% 6 .060 10/25/41 15,328,888
6,238,877 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 1.000% 5 .560 01/25/42 6,117,623
20,000,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.350% 7 .910 05/25/42 20,163,542
4,170,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 2.300% 6 .860 08/25/33 4,110,597
1,175,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.000% 8 .560 07/25/42 1,173,042
6,960,132 Government National Mortgage Association (GNMA) 2 .000 05/15/31 6,302,659
17,691,460 GNMA 1 .730 07/15/37 15,293,331
20,591,228 GNMA 4 .250 09/15/38 20,385,685
TOTAL MORTGAGE BACKED 106,016,415
MUNICIPAL BONDS - 0 .8%
11,755,000 City of New York NY 2 .280 08/01/25 11,171,734
6,000,000 Massachusetts Water Resources Authority 3 .104 08/01/39 4,912,727
TOTAL MUNICIPAL BONDS 16,084,461
U.S. TREASURY SECURITIES - 25 .5%
35,571,060 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 35,268,614
21,939,150 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 21,585,210
13,855,930 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 13,585,306
10,548,580 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 10,700,765
19,388,330 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 18,604,718
3,283,650 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 3,152,774
11,358,788 k United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 11,579,751
25,000,000 United States Treasury Note 0 .125 07/31/23 24,622,070
37,725,000 United States Treasury Note 0 .125 08/31/23 37,020,603
25,000,000 United States Treasury Note 2 .375 02/29/24 24,477,539
15,000,000 United States Treasury Note 2 .125 03/31/24 14,639,063
5,375,000 United States Treasury Note 4 .125 01/31/25 5,373,530
194,670,000 e United States Treasury Note 4 .625 02/28/25 196,563,470
30,000,000 United States Treasury Note 4 .000 02/15/26 30,124,219
30,875,000 e United States Treasury Note 4 .000 02/29/28 31,432,197
10,000,000 United States Treasury Note 4 .000 02/28/30 10,264,063
20,752,000 United States Treasury Note 3 .500 02/15/33 20,784,425
TOTAL U.S. TREASURY SECURITIES 509,778,317
TOTAL GOVERNMENT BONDS 799,169,952
(Cost $816,264,395)
STRUCTURED ASSETS - 21 .2%
ASSET BACKED - 7 .4%
73,199 Aames Mortgage Trust (Step Bond) 7 .396 06/25/32 70,847
Series - 2002 1 (Class A3)
55,677 †,g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
938,705 i Asset Backed Securities Corp Home Equity Loan Trust LIBOR 1 M + 1.650% 6 .334 03/15/32 921,185
Series - 2002 HE1 (Class M1)
4,214,000 i Bayview Financial Mortgage Pass-Through Trust LIBOR 1 M + 1.125% 5 .956 02/28/41 4,163,847
Series - 2006 A (Class M4)
1,933,485 g Capital Automotive REIT 1 .440 08/15/51 1,699,781
Series - 2021 1A (Class A1)

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,110,594 g Capital Automotive REIT 1 .920% 08/15/51 $ 1,848,965
Series - 2021 1A (Class A3)
8,600,000 CarMax Auto Owner Trust 0 .740 10/15/26 7,896,394
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1 .000 03/15/27 6,400,297
Series - 2021 3 (Class B)
1,120 Centex Home Equity 5 .540 01/25/32 1,089
Series - 2002 A (Class AF6)
46,654 i Centex Home Equity LIBOR 1 M + 0.645% 5 .490 03/25/34 44,448
Series - 2004 B (Class M1)
9,611,695 g CF Hippolyta LLC 1 .690 07/15/60 8,728,012
Series - 2020 1 (Class A1)
122,341 i Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 118,307
Series - 2004 2 (Class 1M2)
2,540,000 CNH Equipment Trust 0 .900 01/16/29 2,313,653
Series - 2021 B (Class B)
6,715,000 g DB Master Finance LLC 2 .045 11/20/51 5,907,199
Series - 2021 1A (Class A2I)
10,807,500 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 9,275,937
Series - 2021 1A (Class A2I)
1,844,947 g FCI Funding LLC 1 .130 04/15/33 1,794,460
Series - 2021 1A (Class A)
2,292,518 g FNA VI LLC 1 .350 01/10/32 2,086,633
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0 .700 10/15/26 4,151,019
Series - 2021 A (Class B)
1,500,000 g Ford Credit Auto Owner Trust 1 .610 10/17/33 1,344,705
Series - 2021 1 (Class B)
3,350,000 GM Financial Consumer Automobile Receivables Trust 0 .750 05/17/27 3,110,627
Series - 2021 1 (Class B)
1,000,000 g,i Irvine Core Office Trust 3 .174 05/15/48 972,336
Series - 2013 IRV (Class A2)
6,100,000 g,i MSCG Trust 3 .462 06/07/35 5,249,514
Series - 2015 ALDR (Class C)
2,634,351 g Navient Private Education Refi Loan Trust 0 .840 05/15/69 2,303,352
Series - 2021 A (Class A)
3,000,000 g Oportun Funding XIV LLC 1 .210 03/08/28 2,840,051
Series - 2021 A (Class A)
2,000,000 g Oportun Issuance Trust 1 .960 05/08/31 1,747,029
Series - 2021 B (Class B)
849,434 i Park Place Securities, Inc LIBOR 1 M + 1.245% 6 .090 01/25/36 830,088
Series - 2005 WCH1 (Class M4)
5,000,000 g PFS Financing Corp 1 .570 10/15/25 4,869,140
Series - 2020 E (Class B)
7,000,000 g PFS Financing Corp 0 .710 04/15/26 6,663,956
Series - 2021 A (Class A)
5,500,000 g Santander Consumer Auto Receivables Trust 0 .710 08/17/26 5,134,929
Series - 2021 AA (Class B)
6,824,912 SCE Recovery Funding LLC 0 .861 11/15/31 5,807,792
2,450,000 g ServiceMaster Funding LLC 2 .841 10/30/51 2,055,352
Series - 2020 1 (Class A2I)
5,649,375 g SERVPRO Master Issuer LLC 2 .394 04/25/51 4,622,070
Series - 2021 1A (Class A2)
1,680,738 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,566,677
Series - 2021 1A (Class A)
177,303 g SoFi Professional Loan Program LLC 2 .340 04/25/33 174,197
Series - 2016 D (Class A2B)
53,588 g SoFi Professional Loan Program LLC 2 .630 07/25/40 52,682
Series - 2017 C (Class A2B)

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 12,679,500 g Taco Bell Funding LLC 1 .946% 08/25/51 $ 11,025,700
Series - 2021 1A (Class A2I)
5,000,000 g Tesla Auto Lease Trust 1 .020 03/20/25 4,846,730
Series - 2021 A (Class B)
10,185,000 Verizon Master Trust 0 .890 05/20/27 9,606,157
Series - 2021 1 (Class C)
10,000,000 Verizon Owner Trust 0 .680 02/20/25 9,738,579
Series - 2020 B (Class B)
5,708,325 g Wendy's Funding LLC 2 .370 06/15/51 4,788,251
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 146,771,988
OTHER MORTGAGE BACKED - 13 .8%
1,811,647 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 5 .591 12/18/37 1,781,401
Series - 2021 FL4 (Class A)
5,242,000 g,i Angel Oak Mortgage Trust 3 .161 12/25/59 4,539,513
Series - 2020 1 (Class M1)
2,500,000 g,i Ashford Hospitality Trust LIBOR 1 M + 2.750% 2 .860 06/15/35 2,363,429
Series - 2018 KEYS (Class D)
7,500,000 g,i BAMLL Commercial Mortgage Securities Trust 6 .978 01/15/39 7,110,141
Series - 2022 DKLX (Class C)
4,119,000 g,i BBCMS Trust LIBOR 1 M + 1.000% 5 .684 07/15/37 4,029,373
Series - 2018 CBM (Class A)
70,029 i Bear Stearns ALT-A Trust LIBOR 1 M + 0.600% 5 .445 06/25/34 70,838
Series - 2004 4 (Class A1)
1,025,841 g,i BHP Trust LIBOR 1 M + 0.975% 5 .659 08/15/36 985,673
Series - 2019 BXHP (Class A)
2,975,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 2.114% 2 .110 10/15/36 2,878,146
Series - 2019 XL (Class F)
3,060,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.364% 6 .192 10/15/36 2,994,693
Series - 2019 XL (Class C)
5,186,402 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.870% 5 .555 06/15/38 4,944,169
Series - 2021 SOAR (Class B)
4,633,575 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.998% 5 .682 10/15/38 4,398,695
Series - 2021 XL2 (Class B)
7,830,742 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 5 .881 10/15/38 7,415,619
Series - 2021 XL2 (Class C)
1,390,073 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.846% 6 .530 10/15/38 1,296,475
Series - 2021 XL2 (Class E)
1,000,000 g,i BX Commercial Mortgage Trust 6 .667 01/17/39 967,771
Series - 2022 AHP (Class B)
1,392,585 g,i BX TRUST 6 .389 02/15/39 1,326,988
Series - 2022 LP2 (Class C)
3,493,594 g,i Chase Mortgage Trust 3 .750 12/25/45 3,079,434
Series - 2016 SH2 (Class M2)
17,474 Citicorp Mortgage Securities Trust 5 .500 02/25/26 17,004
Series - 2006 1 (Class 5A1)
1,400,000 i Citigroup Commercial Mortgage Trust 4 .134 04/10/46 1,396,474
Series - 2013 GC11 (Class C)
990,000 Citigroup Commercial Mortgage Trust 3 .863 07/10/47 955,281
Series - 2014 GC23 (Class AS)
870,852 g,i Citigroup Mortgage Loan Trust LIBOR 1 M + 0.290% 2 .631 09/25/36 820,518
Series - 2006 AMC1 (Class A1)
3,000,000 g COMM Mortgage Trust 3 .376 01/10/39 2,556,038
Series - 2022 HC (Class C)
1,698,584 g COMM Mortgage Trust 3 .397 03/10/46 1,562,023
Series - 2013 CR6 (Class B)
1,600,000 g,i COMM Mortgage Trust 4 .866 08/10/46 1,569,071
Series - 2013 CR10 (Class C)

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,983,000 g,i COMM Mortgage Trust 4 .866% 08/10/46 $ 2,858,999
Series - 2013 CR10 (Class D)
1,643,859 i COMM Mortgage Trust 4 .588 02/10/47 1,429,613
Series - 2014 CR14 (Class C)
3,879,904 COMM Mortgage Trust 4 .701 03/10/47 3,775,855
Series - 2014 UBS2 (Class B)
1,422,184 i COMM Mortgage Trust 4 .947 03/10/47 1,329,319
Series - 2014 UBS2 (Class C)
6,000,000 COMM Mortgage Trust 4 .377 05/10/47 5,488,294
Series - 2014 CR17 (Class B)
2,500,000 COMM Mortgage Trust 4 .012 06/10/47 2,418,227
Series - 2014 UBS3 (Class AM)
1,000,000 g,i COMM Mortgage Trust 4 .697 08/10/47 865,984
Series - 2014 CR19 (Class D)
1,188,400 i COMM Mortgage Trust 4 .698 08/10/47 1,068,917
Series - 2014 CR19 (Class C)
2,000,000 i COMM Mortgage Trust 4 .698 08/10/47 1,912,029
Series - 2014 CR19 (Class B)
1,012,000 i COMM Mortgage Trust 4 .295 05/10/48 931,773
Series - 2015 CR23 (Class C)
4,115,000 i COMM Mortgage Trust 4 .330 07/10/48 3,888,626
Series - 2015 LC21 (Class B)
3,000,000 i COMM Mortgage Trust 3 .463 08/10/48 2,410,602
Series - 2015 CR24 (Class D)
4,170,000 i COMM Mortgage Trust 4 .518 08/10/48 3,941,347
Series - 2015 CR25 (Class B)
2,500,000 i COMM Mortgage Trust 4 .467 10/10/48 2,338,575
Series - 2015 CR26 (Class B)
9,362,076 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 1.550% 6 .110 10/25/41 9,100,413
Series - 2021 R01 (Class 1M2)
8,592,581 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 0.850% 5 .410 12/25/41 8,466,643
Series - 2021 R03 (Class 1M1)
3,795,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.750% 9 .318 09/25/42 3,934,097
Series - 2022 R09 (Class 2M2)
2,523,039 g Credit Suisse Commercial Mortgage Trust 3 .304 09/15/37 2,291,845
Series - 2014 USA (Class A1)
4,139,701 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 0.980% 5 .664 05/15/36 4,099,907
Series - 2019 ICE4 (Class A)
1,400,000 g CSMC 2 .816 08/15/37 1,270,109
Series - 2020 NET (Class B)
2,283,344 g CSMC Trust 1 .414 05/25/65 2,063,115
Series - 2020 NQM1 (Class A2)
22,175 Deutsche Mortgage Securities, Inc Mortgage Loan Trust
(Step Bond)
5 .940 07/25/34 21,637
Series - 2004 5 (Class A5B)
1,025,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .803 11/15/38 956,961
Series - 2021 ELP (Class E)
460,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.900% 7 .460 04/25/42 457,154
Series - 2022 DNA3 (Class M1B)
2,096,124 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 1.300% 1 .349 02/25/42 2,076,045
Series - 2022 DNA2 (Class M1A)
76,468 g GS Mortgage Securities Corp II 3 .419 10/10/32 74,252
Series - 2017 SLP (Class A)
3,000,000 g GS Mortgage Securities Corp II 2 .954 11/05/34 2,226,688
Series - 2012 BWTR (Class A)
2,598,000 g,i GS Mortgage Securities Corp II 4 .606 02/10/46 2,113,756
Series - 2013 GC10 (Class D)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 5 .780 10/15/31 1,863,571
Series - 2018 HART (Class A)

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,646,485 GS Mortgage Securities Trust 4 .649% 11/10/46 $ 1,623,097
Series - 2013 GC16 (Class AS)
1,321,000 g,i GS Mortgage Securities Trust 3 .349 07/10/52 1,282,968
Series - 2019 GC40 (Class DBA)
9,000,000 g,i GS Mortgage Securities Trust 3 .501 07/10/52 8,738,779
Series - 2019 GC40 (Class DBB)
5,000,000 g,i GS Mortgage Securities Trust 3 .550 07/10/52 4,855,004
Series - 2019 GC40 (Class DBC)
3,111,377 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 2,647,363
Series - 2020 PJ5 (Class A4)
309,475 IMC Home Equity Loan Trust (Step Bond) 5 .432 08/20/29 288,889
Series - 1998 3 (Class A7)
66,550 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .505 03/25/35 60,952
Series - 2004 11 (Class 2A1)
4,724,484 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
LIBOR 1 M + 0.800% 5 .484 04/15/38 4,588,589
Series - 2021 MHC (Class A)
2,843,000 i JP Morgan Chase Commercial Mortgage Securities
Trust
4 .157 01/15/46 2,800,152
Series - 2013 C13 (Class C)
1,299,228 g,i JP Morgan Chase Commercial Mortgage Securities
Trust
5 .013 02/15/46 1,248,803
Series - 2011 C3 (Class B)
2,300,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2 .870 08/15/49 2,113,841
Series - 2016 JP3 (Class A5)
62,302 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 5 .567 10/25/49 59,875
Series - 2019 INV1 (Class A11)
147,099 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 144,248
Series - 2014 C23 (Class ASB)
4,700,000 i JPMBB Commercial Mortgage Securities Trust 4 .479 09/15/47 4,443,143
Series - 2014 C23 (Class B)
1,570,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 1,486,652
Series - 2015 C31 (Class AS)
1,200,000 i JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 1,120,227
Series - 2015 C31 (Class B)
5,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 4,387,801
Series - 2015 C31 (Class C)
2,000,000 i JPMCC Commercial Mortgage Securities Trust 3 .762 03/15/50 1,548,829
Series - 2017 JP5 (Class C)
4,000,000 g,i MHC Commercial Mortgage Trust LIBOR 1 M + 0.801% 5 .485 04/15/38 3,873,423
Series - 2021 MHC (Class A)
5,000,000 g,i MHC Commercial Mortgage Trust LIBOR 1 M + 1.101% 5 .785 04/15/38 4,809,364
Series - 2021 MHC (Class B)
1,803,318 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 1,717,499
Series - 2014 C19 (Class LNC1)
6,770,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .870 02/15/47 6,650,250
Series - 2014 C14 (Class B)
5,000,000 i Morgan Stanley Bank of America Merrill Lynch Trust
2014 C19
4 .000 12/15/47 4,652,767
Series - 2014 C19 (Class B)
3,986,816 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 6 .062 11/15/23 3,749,302
Series - 2021 ILP (Class C)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,182,144
Series - 2019 PARK (Class D)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,142,714
Series - 2019 PARK (Class E)
7,530,000 g,i MTN Commercial Mortgage Trust 6 .723 03/15/39 7,316,949
Series - 2022 LPFL (Class B)
9,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.579% 5 .915 07/15/36 9,130,310
Series - 2019 MILE (Class A)

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 7,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 7 .107% 07/15/36 $ 6,876,598
Series - 2019 MILE (Class C)
351,744 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 329,068
Series - 2020 2PAC (Class A)
313,680 g,i New Residential Mortgage Loan Trust 3 .750 11/25/54 288,254
Series - 2014 3A (Class AFX3)
505,935 g,i New Residential Mortgage Loan Trust 3 .750 03/25/56 465,744
Series - 2016 1A (Class A1)
883,398 g,i New Residential Mortgage Loan Trust 4 .000 12/25/57 840,023
Series - 2018 1A (Class A1A)
758,686 g,i OBX Trust LIBOR 1 M + 0.650% 5 .495 06/25/57 710,272
Series - 2018 1 (Class A2)
3,426,871 g,i OPG Trust LIBOR 1 M + 0.713% 0 .803 10/15/36 3,235,147
Series - 2021 PORT (Class B)
2,000,000 g,i PKHL Commercial Mortgage Trust LIBOR 1 M + 2.000% 6 .685 07/15/38 1,841,728
Series - 2021 MF (Class D)
2,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,947,111
Series - 2013 SMV (Class B)
7,886,000 g,i RLGH Trust LIBOR 1 M + 1.165% 5 .850 04/15/36 7,537,119
Series - 2021 TROT (Class B)
3,812,362 g,i SMR Mortgage Trust 7 .227 02/15/39 3,633,573
Series - 2022 IND (Class B)
2,000,000 g,i SREIT Trust LIBOR 1 M + 1.171% 5 .855 11/15/36 1,907,266
Series - 2021 MFP2 (Class B)
651,754 i Structured Adjustable Rate Mortgage Loan Trust LIBOR 1 M + 0.370% 5 .215 07/25/34 637,751
Series - 2004 9XS (Class A)
3,275,741 g Verus Securitization Trust 2 .417 01/25/60 3,109,370
Series - 2020 1 (Class A1)
3,086,936 g Verus Securitization Trust 2 .724 01/25/60 2,920,509
Series - 2020 1 (Class A3)
1,485,606 g Verus Securitization Trust 2 .321 05/25/65 1,388,435
Series - 2020 4 (Class A3)
8,037,951 g,i Verus Securitization Trust 2 .240 10/25/66 6,562,534
Series - 2021 7 (Class A3)
1,000,000 i WFRBS 3 .910 05/15/45 990,018
Series - 2013 C13 (Class C)
3,000,000 i WFRBS Commercial Mortgage Trust 4 .091 03/15/45 2,515,500
Series - 2013 C11 (Class C)
490,078 i WFRBS Commercial Mortgage Trust 4 .153 08/15/46 486,697
Series - 2013 C15 (Class A4)
1,282,000 i WFRBS Commercial Mortgage Trust 4 .387 12/15/46 1,255,235
Series - 2013 C18 (Class AS)
2,500,000 i WFRBS Commercial Mortgage Trust 4 .204 11/15/47 2,305,284
Series - 2014 C24 (Class B)
TOTAL OTHER MORTGAGE BACKED 276,180,290
TOTAL STRUCTURED ASSETS 422,952,278
(Cost $454,074,243)
TOTAL BONDS 1,900,904,385
(Cost $1,969,364,940)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 12.9%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 2,300,000 Federal Home Loan Bank (FHLB) 0 .000 05/19/23 2,286,645
5,000,000 FHLB 0 .000 06/12/23 4,954,589
TOTAL GOVERNMENT AGENCY DEBT 7,241,234

Short-Term Bond Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT - 1 .5%
$ 30,955,000 r Fixed Income Clearing Corp (FICC) 4 .780% 04/03/23 $ 30,955,000
TOTAL REPURCHASE AGREEMENT 30,955,000
TREASURY DEBT - 0 .1%
2,500,000 United States Treasury Bill 0 .000 04/04/23 2,499,681
TOTAL TREASURY DEBT 2,499,681
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 10 .9%
217,901,648 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 217,901,648
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 217,901,648
TOTAL SHORT-TERM INVESTMENTS 258,597,563
(Cost $258,592,093)
TOTAL INVESTMENTS - 110.2% 2,204,237,593
(Cost $2,272,596,889)
OTHER ASSETS & LIABILITIES, NET - (10.2)% (204,398,752)
NET ASSETS - 100.0% $ 1,999,838,841
CME Chicago Mercantile Exchange
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $213,832,414.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 4.780% dated 3/31/23 to be repurchased at $30,955,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 3.125% and maturity date 8/15/25, valued at $31,574,153.
Futures contracts outstanding as of March 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US 10YR Note (CBT) (200) 06/21/23  $ (22,343,340) $ (22,984,375)  $ (641,035)
US 10YR Ultra (170) 06/21/23 (19,966,022) (20,593,906) (627,884)
Total (370)   $ (42,309,362)  $ (43,578,281) $ (1,268,919)

Portfolio of Investments
Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 99.3%
CORPORATE BONDS - 24 .9%
AUTOMOBILES & COMPONENTS - 0 .2%
$ 400,000 Aptiv plc 2 .396% 02/18/25 $ 381,022
1,000,000 Honda Motor Co Ltd 2 .271 03/10/25 955,525
300,000 Magna International, Inc 4 .150 10/01/25 293,570
750,000 Magna International, Inc 5 .980 03/21/26 756,384
TOTAL AUTOMOBILES & COMPONENTS 2,386,501
BANKS - 7 .6%
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 1,008,025
200,000 Banco Bilbao Vizcaya Argentaria S.A. 0 .875 09/18/23 195,454
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .862 09/14/26 594,747
200,000 Banco Santander S.A. 3 .892 05/24/24 195,563
600,000 Banco Santander S.A. 3 .496 03/24/25 577,079
600,000 Banco Santander S.A. 2 .746 05/28/25 565,856
1,000,000 Banco Santander S.A. 5 .147 08/18/25 981,589
600,000 Banco Santander S.A. 5 .179 11/19/25 586,894
700,000 Bank of America Corp 4 .200 08/26/24 687,735
1,000,000 Bank of America Corp 0 .976 04/22/25 952,741
500,000 Bank of America Corp 3 .841 04/25/25 490,817
750,000 Bank of America Corp 0 .981 09/25/25 699,817
1,000,000 Bank of America Corp 2 .456 10/22/25 951,952
2,500,000 Bank of America Corp 1 .530 12/06/25 2,337,326
500,000 Bank of America Corp 3 .384 04/02/26 479,381
500,000 Bank of America Corp 1 .319 06/19/26 457,055
1,500,000 Bank of America Corp 4 .827 07/22/26 1,482,509
1,250,000 Bank of America Corp 1 .197 10/24/26 1,122,604
1,000,000 Bank of America Corp 5 .080 01/20/27 996,899
1,000,000 Bank of America Corp 1 .658 03/11/27 905,373
500,000 Bank of America Corp 3 .559 04/23/27 474,901
1,000,000 Bank of Montreal 0 .625 07/09/24 945,516
750,000 Bank of Montreal 4 .250 09/14/24 740,834
500,000 Bank of Montreal 5 .200 12/12/24 500,628
500,000 Bank of Montreal 1 .500 01/10/25 470,218
250,000 Bank of Montreal 3 .700 06/07/25 242,885
1,000,000 Bank of Montreal 4 .338 10/05/28 986,602
1,000,000 Bank of New York Mellon 5 .224 11/21/25 998,544
500,000 Bank of Nova Scotia 0 .700 04/15/24 476,950
1,000,000 Bank of Nova Scotia 0 .650 07/31/24 942,725
500,000 Bank of Nova Scotia 1 .450 01/10/25 468,730
750,000 Bank of Nova Scotia 3 .450 04/11/25 727,519
200,000 i Bank of Nova Scotia LIBOR 3 M + 2.648% 7 .454 N/A‡ 178,320
1,000,000 Barclays plc 4 .375 09/11/24 963,450
750,000 Barclays plc 3 .650 03/16/25 716,469
200,000 Barclays plc 2 .852 05/07/26 186,790
500,000 Barclays plc 5 .200 05/12/26 478,209
750,000 Barclays plc 5 .304 08/09/26 734,547
500,000 Barclays plc 7 .325 11/02/26 512,042
1,000,000 BBVA USA 3 .875 04/10/25 966,745
1,500,000 BHP Billiton Finance USA Ltd 4 .875 02/27/26 1,510,111
750,000 Canadian Imperial Bank of Commerce 1 .000 10/18/24 703,979
1,000,000 Canadian Imperial Bank of Commerce 3 .300 04/07/25 968,285
1,000,000 Citigroup, Inc 4 .000 08/05/24 982,752
1,000,000 Citigroup, Inc 0 .981 05/01/25 950,012
1,000,000 Citigroup, Inc 4 .140 05/24/25 982,166
600,000 Citigroup, Inc 1 .281 11/03/25 560,448
1,500,000 Citigroup, Inc 2 .014 01/25/26 1,412,270
1,000,000 Citigroup, Inc 4 .600 03/09/26 979,174

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 750,000 Citigroup, Inc 3 .290% 03/17/26 $ 718,632
600,000 Citigroup, Inc 3 .106 04/08/26 573,622
1,000,000 Citigroup, Inc 5 .610 09/29/26 1,007,453
2,000,000 Citigroup, Inc 1 .122 01/28/27 1,782,817
250,000 Citizens Bank NA 4 .119 05/23/25 236,013
500,000 Citizens Bank NA 6 .064 10/24/25 470,483
500,000 Citizens Bank NA 3 .750 02/18/26 457,300
300,000 Commonwealth Bank of Australia 5 .079 01/10/25 301,205
1,000,000 Commonwealth Bank of Australia 5 .316 03/13/26 1,016,952
300,000 Cooperatieve Rabobank UA 3 .875 08/22/24 295,391
1,000,000 Cooperatieve Rabobank UA 1 .375 01/10/25 939,388
500,000 Cooperatieve Rabobank UA 5 .000 01/13/25 500,048
300,000 Discover Bank 2 .450 09/12/24 284,353
250,000 Discover Bank 4 .682 08/09/28 228,817
500,000 Fifth Third Bank 3 .850 03/15/26 456,982
500,000 Fifth Third Bank NA 5 .852 10/27/25 492,817
750,000 FNB Corp 5 .150 08/25/25 702,933
500,000 HSBC Holdings plc 4 .250 03/14/24 486,957
650,000 HSBC Holdings plc 0 .976 05/24/25 611,708
250,000 HSBC Holdings plc 4 .180 12/09/25 242,801
1,000,000 HSBC Holdings plc 2 .999 03/10/26 943,170
500,000 HSBC Holdings plc 1 .645 04/18/26 456,625
750,000 HSBC Holdings plc 2 .099 06/04/26 688,710
500,000 HSBC Holdings plc 7 .336 11/03/26 518,781
750,000 HSBC USA, Inc 3 .750 05/24/24 731,271
1,000,000 HSBC USA, Inc 5 .625 03/17/25 1,001,880
1,000,000 Huntington National Bank 4 .008 05/16/25 957,634
500,000 Huntington National Bank 5 .699 11/18/25 483,616
400,000 ING Groep NV 4 .100 10/02/23 396,234
500,000 ING Groep NV 3 .869 03/28/26 483,475
1,000,000 JPMorgan Chase & Co 3 .559 04/23/24 998,851
750,000 JPMorgan Chase & Co 3 .875 09/10/24 737,206
1,000,000 JPMorgan Chase & Co 0 .824 06/01/25 947,611
250,000 JPMorgan Chase & Co 3 .845 06/14/25 245,138
1,000,000 JPMorgan Chase & Co 0 .969 06/23/25 947,303
500,000 JPMorgan Chase & Co 0 .768 08/09/25 469,450
500,000 JPMorgan Chase & Co 2 .301 10/15/25 478,116
1,500,000 JPMorgan Chase & Co 1 .561 12/10/25 1,406,683
1,000,000 JPMorgan Chase & Co 5 .546 12/15/25 1,006,841
1,000,000 JPMorgan Chase & Co 2 .595 02/24/26 947,698
750,000 JPMorgan Chase & Co 2 .083 04/22/26 701,799
1,000,000 JPMorgan Chase & Co 4 .080 04/26/26 981,785
1,000,000 JPMorgan Chase & Co 1 .045 11/19/26 892,368
1,000,000 JPMorgan Chase & Co 3 .960 01/29/27 971,130
1,000,000 JPMorgan Chase & Co 1 .040 02/04/27 892,603
750,000 KeyBank NA 4 .150 08/08/25 709,102
1,000,000 KeyBank NA 4 .700 01/26/26 959,676
250,000 KeyCorp 3 .878 05/23/25 240,978
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 951,470
250,000 Lloyds Banking Group plc 4 .650 03/24/26 237,335
1,000,000 Lloyds Banking Group plc 4 .716 08/11/26 973,463
500,000 Lloyds Banking Group plc 1 .627 05/11/27 439,302
500,000 Manufacturers & Traders Trust Co 5 .400 11/21/25 482,810
1,000,000 Manufacturers & Traders Trust Co 4 .650 01/27/26 941,569
600,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 565,273
300,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 275,125
1,500,000 Mitsubishi UFJ Financial Group, Inc 0 .953 07/19/25 1,412,432
750,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 744,849
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .719 02/20/26 1,002,571
300,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 287,806

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 750,000 Mitsubishi UFJ Financial Group, Inc 3 .837% 04/17/26 $ 726,654
1,000,000 Mizuho Financial Group, Inc 2 .651 05/22/26 942,239
500,000 National Australia Bank Ltd 5 .132 11/22/24 503,211
1,000,000 e National Australia Bank Ltd 3 .500 06/09/25 968,159
500,000 e National Australia Bank Ltd 4 .966 01/12/26 504,575
250,000 National Bank of Canada 5 .250 01/17/25 249,589
500,000 National Bank of Canada 3 .750 06/09/25 489,624
1,000,000 NatWest Group plc 7 .472 11/10/26 1,033,430
1,000,000 NatWest Group plc 5 .847 03/02/27 1,002,552
500,000 PNC Financial Services Group, Inc 5 .671 10/28/25 500,256
1,000,000 PNC Financial Services Group, Inc 4 .758 01/26/27 987,635
500,000 Royal Bank of Canada 3 .970 07/26/24 493,246
500,000 Royal Bank of Canada 0 .750 10/07/24 468,750
1,000,000 Royal Bank of Canada 5 .660 10/25/24 1,008,662
1,000,000 Royal Bank of Canada 1 .600 01/21/25 942,624
1,000,000 Royal Bank of Canada 3 .375 04/14/25 970,438
250,000 Royal Bank of Canada 4 .875 01/12/26 250,470
500,000 Royal Bank of Canada 0 .875 01/20/26 448,815
500,000 Royal Bank of Scotland Group plc 4 .269 03/22/25 490,667
500,000 Santander Holdings USA, Inc 3 .450 06/02/25 468,067
250,000 Santander Holdings USA, Inc 4 .260 06/09/25 241,438
425,000 Santander Holdings USA, Inc 5 .807 09/09/26 417,652
150,000 Santander Holdings USA, Inc 3 .244 10/05/26 135,873
750,000 Santander UK Group Holdings plc 6 .833 11/21/26 759,659
300,000 State Street Corp 4 .857 01/26/26 297,939
1,500,000 State Street Corp 1 .746 02/06/26 1,408,284
500,000 State Street Corp 5 .751 11/04/26 509,546
300,000 Sumitomo Mitsui Financial Group, Inc 2 .696 07/16/24 289,499
500,000 Sumitomo Mitsui Financial Group, Inc 2 .448 09/27/24 479,141
750,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 686,783
500,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 444,412
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .464 01/13/26 1,514,421
500,000 Synchrony Bank 5 .400 08/22/25 468,815
500,000 Synovus Financial Corp 5 .200 08/11/25 439,121
1,000,000 Toronto-Dominion Bank 0 .700 09/10/24 940,310
500,000 Toronto-Dominion Bank 4 .285 09/13/24 494,223
500,000 Toronto-Dominion Bank 1 .250 12/13/24 469,382
500,000 Toronto-Dominion Bank 1 .450 01/10/25 470,473
750,000 Toronto-Dominion Bank 3 .766 06/06/25 730,227
500,000 Toronto-Dominion Bank 5 .103 01/09/26 503,120
500,000 Truist Bank 3 .300 05/15/26 460,372
1,000,000 Truist Bank 2 .636 09/17/29 938,805
1,250,000 Truist Financial Corp 4 .260 07/28/26 1,205,010
750,000 Truist Financial Corp 5 .900 10/28/26 747,692
500,000 Truist Financial Corp 1 .267 03/02/27 440,349
1,000,000 US Bancorp 2 .400 07/30/24 961,267
500,000 US Bancorp 1 .450 05/12/25 460,409
1,000,000 US Bancorp 5 .727 10/21/26 1,004,288
1,000,000 Wells Fargo & Co 0 .805 05/19/25 949,492
500,000 Wells Fargo & Co 2 .406 10/30/25 475,131
1,500,000 Wells Fargo & Co 2 .164 02/11/26 1,410,988
750,000 Wells Fargo & Co 3 .000 04/22/26 708,438
1,000,000 Wells Fargo & Co 3 .908 04/25/26 970,615
1,000,000 Wells Fargo & Co 2 .188 04/30/26 937,159
1,150,000 Wells Fargo & Co 4 .540 08/15/26 1,128,798
500,000 Westpac Banking Corp 5 .350 10/18/24 503,499
1,000,000 Westpac Banking Corp 1 .019 11/18/24 940,135
750,000 Westpac Banking Corp 3 .735 08/26/25 733,685
TOTAL BANKS 119,473,761

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS - 1 .4%
$ 500,000 3M Co 2 .650% 04/15/25 $ 479,254
1,000,000 Air Lease Corp 0 .800 08/18/24 932,548
500,000 Boeing Co 1 .950 02/01/24 485,384
1,250,000 Boeing Co 1 .433 02/04/24 1,207,690
500,000 Boeing Co 4 .875 05/01/25 499,044
300,000 Boeing Co 2 .600 10/30/25 281,224
750,000 Boeing Co 3 .100 05/01/26 710,364
1,000,000 Caterpillar Financial Services Corp 0 .450 05/17/24 954,484
750,000 Caterpillar Financial Services Corp 0 .600 09/13/24 708,958
500,000 Caterpillar Financial Services Corp 4 .900 01/17/25 502,807
500,000 Caterpillar Financial Services Corp 5 .400 03/10/25 509,273
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 979,592
500,000 Caterpillar Financial Services Corp 3 .650 08/12/25 490,960
300,000 Caterpillar Financial Services Corp 4 .800 01/06/26 304,928
750,000 CNH Industrial Capital LLC 3 .950 05/23/25 730,377
500,000 CNH Industrial Capital LLC 5 .450 10/14/25 505,580
300,000 Fortune Brands Home & Security, Inc 4 .000 06/15/25 293,724
500,000 Honeywell International, Inc 4 .850 11/01/24 503,279
500,000 Honeywell International, Inc 1 .350 06/01/25 469,136
1,000,000 John Deere Capital Corp 0 .450 06/07/24 952,203
500,000 John Deere Capital Corp 0 .625 09/10/24 473,257
500,000 John Deere Capital Corp 4 .550 10/11/24 500,092
500,000 John Deere Capital Corp 1 .250 01/10/25 473,349
750,000 John Deere Capital Corp 2 .125 03/07/25 715,957
500,000 John Deere Capital Corp 3 .400 06/06/25 489,922
750,000 John Deere Capital Corp 4 .050 09/08/25 745,214
300,000 John Deere Capital Corp 4 .800 01/09/26 304,586
500,000 John Deere Capital Corp 5 .050 03/03/26 508,550
500,000 Lockheed Martin Corp 4 .950 10/15/25 507,838
300,000 Otis Worldwide Corp 2 .056 04/05/25 283,207
250,000 Parker-Hannifin Corp 3 .650 06/15/24 246,236
750,000 Quanta Services, Inc 0 .950 10/01/24 699,516
550,000 Raytheon Technologies Corp 5 .000 02/27/26 558,347
500,000 g Regal Rexnord Corp 6 .050 02/15/26 502,192
1,000,000 Stanley Black & Decker, Inc 2 .300 02/24/25 954,114
1,000,000 Stanley Black & Decker, Inc 6 .272 03/06/26 1,011,889
500,000 United Technologies Corp 3 .950 08/16/25 494,209
200,000 Wabtec Corp 4 .400 03/15/24 197,050
200,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 190,926
TOTAL CAPITAL GOODS 22,357,260
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
200,000 Leidos, Inc 3 .625 05/15/25 194,801
300,000 Republic Services, Inc 2 .500 08/15/24 290,607
300,000 Verisk Analytics, Inc 4 .000 06/15/25 292,871
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 778,279
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
500,000 Advance Auto Parts, Inc 5 .900 03/09/26 510,222
700,000 Alibaba Group Holding Ltd 3 .600 11/28/24 684,079
750,000 Amazon.com, Inc 2 .730 04/13/24 735,027
1,000,000 Amazon.com, Inc 0 .450 05/12/24 958,418
750,000 Amazon.com, Inc 3 .000 04/13/25 731,529
1,000,000 Amazon.com, Inc 4 .600 12/01/25 1,008,158
500,000 eBay, Inc 5 .900 11/22/25 513,525
225,000 Genuine Parts Co 1 .750 02/01/25 212,569
500,000 Home Depot, Inc 2 .700 04/15/25 483,463
1,000,000 Home Depot, Inc 4 .000 09/15/25 992,682
500,000 Lowe's Cos, Inc 3 .125 09/15/24 488,521
500,000 Lowe's Cos, Inc 3 .375 09/15/25 484,534

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 500,000 Lowe's Cos, Inc 4 .800% 04/01/26 $ 502,854
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,305,581
CONSUMER DURABLES & APPAREL - 0 .1%
250,000 Brunswick Corp 0 .850 08/18/24 233,495
200,000 PVH Corp 4 .625 07/10/25 195,786
300,000 VF Corp 2 .400 04/23/25 282,793
200,000 Whirlpool Corp 3 .700 05/01/25 195,529
TOTAL CONSUMER DURABLES & APPAREL 907,603
CONSUMER SERVICES - 0 .3%
1,000,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 981,513
1,250,000 Cintas Corp No 2 3 .450 05/01/25 1,219,656
500,000 CommonSpirit Health 2 .760 10/01/24 484,602
250,000 Hyatt Hotels Corp 1 .800 10/01/24 236,686
500,000 Marriott International, Inc 3 .600 04/15/24 490,530
500,000 McDonald's Corp 3 .300 07/01/25 489,608
500,000 McDonald's Corp 3 .700 01/30/26 491,417
1,000,000 Starbucks Corp 4 .750 02/15/26 1,005,693
TOTAL CONSUMER SERVICES 5,399,705
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .2%
500,000 Dollar General Corp 4 .250 09/20/24 494,013
300,000 Dollar Tree, Inc 4 .000 05/15/25 294,433
300,000 Kroger Co 3 .500 02/01/26 292,499
500,000 Target Corp 2 .250 04/15/25 480,377
750,000 Walmart, Inc 3 .900 09/09/25 747,726
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,309,048
ENERGY - 1 .2%
500,000 BP Capital Markets America, Inc 3 .410 02/11/26 487,202
1,000,000 Chevron Corp 3 .326 11/17/25 980,767
500,000 Chevron USA, Inc 3 .900 11/15/24 498,085
750,000 ConocoPhillips Co 2 .400 03/07/25 719,780
200,000 Enable Midstream Partners LP 3 .900 05/15/24 195,792
725,000 Enbridge, Inc 2 .500 02/14/25 694,360
1,000,000 Enbridge, Inc 5 .969 03/08/26 1,002,815
500,000 Energy Transfer Operating LP 5 .875 01/15/24 499,807
500,000 Energy Transfer Operating LP 2 .900 05/15/25 476,496
700,000 Enterprise Products Operating LLC 5 .050 01/10/26 709,661
500,000 EQT Corp 6 .125 02/01/25 502,974
600,000 Exxon Mobil Corp 2 .709 03/06/25 582,410
1,000,000 Exxon Mobil Corp 3 .043 03/01/26 970,582
200,000 HF Sinclair Corp 2 .625 10/01/23 196,819
750,000 Kinder Morgan Energy Partners LP 4 .250 09/01/24 741,320
300,000 Kinder Morgan, Inc 4 .300 06/01/25 295,466
1,000,000 Marathon Petroleum Corp 4 .700 05/01/25 997,998
750,000 MPLX LP 4 .000 02/15/25 733,793
500,000 MPLX LP 1 .750 03/01/26 456,306
500,000 ONEOK, Inc 2 .750 09/01/24 483,677
500,000 ONEOK, Inc 5 .850 01/15/26 507,358
500,000 Phillips 66 1 .300 02/15/26 452,737
500,000 Pioneer Natural Resources Co 1 .125 01/15/26 454,388
275,000 Pioneer Natural Resources Co 5 .100 03/29/26 276,144
400,000 Plains All American Pipeline LP 4 .650 10/15/25 395,618
750,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 754,761
1,000,000 Shell International Finance BV 3 .250 05/11/25 977,435
750,000 TransCanada PipeLines Ltd 1 .000 10/12/24 703,305
750,000 TransCanada PipeLines Ltd 6 .203 03/09/26 755,225
750,000 Williams Cos, Inc 4 .550 06/24/24 744,530

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 Williams Cos, Inc 5 .400% 03/02/26 $ 1,018,759
TOTAL ENERGY 19,266,370
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .7%
200,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 191,905
200,000 American Tower Corp 4 .000 06/01/25 195,248
500,000 American Tower Corp 1 .300 09/15/25 457,751
300,000 AvalonBay Communities, Inc 3 .450 06/01/25 290,029
500,000 Boston Properties LP 3 .200 01/15/25 463,916
500,000 Boston Properties LP 3 .650 02/01/26 456,911
500,000 Crown Castle International Corp 3 .200 09/01/24 485,691
400,000 Equinix, Inc 1 .250 07/15/25 366,600
200,000 ERP Operating LP 3 .375 06/01/25 193,269
750,000 Essex Portfolio LP 3 .500 04/01/25 722,964
500,000 GLP Capital LP 3 .350 09/01/24 475,785
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 191,802
500,000 Kilroy Realty LP 4 .375 10/01/25 453,252
500,000 Mid-America Apartments LP 4 .000 11/15/25 486,962
42,000 Omega Healthcare Investors, Inc 4 .375 08/01/23 41,730
500,000 Omega Healthcare Investors, Inc 4 .500 01/15/25 479,060
500,000 OMEGA Healthcare Investors, Inc 5 .250 01/15/26 491,127
500,000 Realty Income Corp 3 .875 04/15/25 487,302
500,000 Realty Income Corp 4 .625 11/01/25 492,622
250,000 Realty Income Corp 5 .050 01/13/26 249,058
500,000 Simon Property Group LP 2 .000 09/13/24 477,498
500,000 Simon Property Group LP 3 .375 10/01/24 488,224
500,000 Simon Property Group LP 3 .300 01/15/26 477,266
500,000 Ventas Realty LP 2 .650 01/15/25 476,393
1,500,000 VICI Properties LP 4 .375 05/15/25 1,452,083
600,000 Welltower, Inc 4 .000 06/01/25 582,574
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 11,627,022
FINANCIAL SERVICES - 4 .2%
250,000 AerCap Ireland Capital DAC 4 .500 09/15/23 247,609
500,000 AerCap Ireland Capital DAC 3 .150 02/15/24 484,773
300,000 AerCap Ireland Capital DAC 2 .875 08/14/24 286,600
500,000 AerCap Ireland Capital DAC 1 .650 10/29/24 467,719
500,000 AerCap Ireland Capital DAC 1 .750 10/29/24 465,809
300,000 AerCap Ireland Capital DAC 6 .500 07/15/25 302,169
550,000 American Express Co 3 .375 05/03/24 539,135
1,500,000 American Express Co 2 .250 03/04/25 1,428,712
750,000 American Express Co 3 .950 08/01/25 735,416
1,000,000 American Express Co 4 .900 02/13/26 1,009,291
750,000 American Honda Finance Corp 0 .550 07/12/24 710,741
1,000,000 American Honda Finance Corp 0 .750 08/09/24 947,142
500,000 American Honda Finance Corp 1 .500 01/13/25 473,001
500,000 American Honda Finance Corp 4 .750 01/12/26 503,969
600,000 Ares Capital Corp 3 .250 07/15/25 548,083
500,000 Ares Capital Corp 3 .875 01/15/26 460,913
500,000 Bank of ,NV Scotia 5 .250 12/06/24 501,150
1,000,000 Bank of ,NV Scotia 4 .750 02/02/26 995,697
750,000 Bank of New York Mellon Corp 0 .850 10/25/24 699,137
500,000 Bank of New York Mellon Corp 3 .350 04/25/25 481,513
550,000 Bank of New York Mellon Corp 4 .414 07/24/26 542,583
250,000 Blackstone Secured Lending Fund 3 .650 07/14/23 246,439
750,000 Capital One Financial Corp 3 .300 10/30/24 715,938
500,000 Capital One Financial Corp 4 .166 05/09/25 484,347
1,000,000 Capital One Financial Corp 2 .636 03/03/26 926,443
500,000 Capital One Financial Corp 4 .985 07/24/26 481,958
1,000,000 Charles Schwab Corp 0 .750 03/18/24 951,892

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 750,000 Credit Suisse AG. 0 .495% 02/02/24 $ 707,100
1,000,000 Credit Suisse AG. 4 .750 08/09/24 967,800
500,000 Credit Suisse AG. 7 .950 01/09/25 508,255
750,000 Credit Suisse AG. 2 .950 04/09/25 696,030
500,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 459,985
300,000 Deutsche Bank AG. 2 .222 09/18/24 291,720
1,000,000 Deutsche Bank AG. 1 .447 04/01/25 930,266
500,000 Deutsche Bank AG. 4 .162 05/13/25 476,955
750,000 Deutsche Bank AG. 1 .686 03/19/26 655,608
750,000 Deutsche Bank AG. 6 .119 07/14/26 726,183
500,000 Deutsche Bank AG. 2 .129 11/24/26 430,887
500,000 Discover Financial Services 4 .500 01/30/26 482,085
200,000 Franklin Resources, Inc 2 .850 03/30/25 190,908
500,000 FS KKR Capital Corp 1 .650 10/12/24 459,820
1,000,000 General Motors Financial Co, Inc 1 .050 03/08/24 956,401
400,000 General Motors Financial Co, Inc 1 .200 10/15/24 374,376
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 954,395
750,000 General Motors Financial Co, Inc 3 .800 04/07/25 729,345
1,000,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,016,329
750,000 Goldman Sachs Group, Inc 3 .000 03/15/24 733,376
350,000 Goldman Sachs Group, Inc 5 .700 11/01/24 352,480
1,500,000 Goldman Sachs Group, Inc 3 .500 04/01/25 1,456,505
500,000 Goldman Sachs Group, Inc 3 .750 05/22/25 485,557
1,000,000 Goldman Sachs Group, Inc 3 .272 09/29/25 970,126
500,000 Goldman Sachs Group, Inc 3 .750 02/25/26 486,037
1,250,000 Goldman Sachs Group, Inc 1 .093 12/09/26 1,119,443
1,000,000 Goldman Sachs Group, Inc 1 .431 03/09/27 894,800
1,500,000 Intercontinental Exchange, Inc 3 .650 05/23/25 1,476,237
500,000 Invesco Finance plc 3 .750 01/15/26 480,891
750,000 J Paul Getty Trust 0 .391 01/01/24 726,150
750,000 Morgan Stanley 3 .620 04/17/25 736,258
1,000,000 Morgan Stanley 0 .790 05/30/25 946,570
2,250,000 Morgan Stanley 1 .164 10/21/25 2,101,168
750,000 Morgan Stanley 3 .875 01/27/26 731,891
1,000,000 Morgan Stanley 2 .630 02/18/26 949,040
1,000,000 Morgan Stanley 2 .188 04/28/26 938,258
1,000,000 Morgan Stanley 4 .679 07/17/26 986,822
1,250,000 Morgan Stanley 6 .138 10/16/26 1,273,749
750,000 Morgan Stanley 0 .985 12/10/26 668,433
1,000,000 Morgan Stanley 5 .050 01/28/27 997,208
500,000 National Rural Utilities Cooperative Finance Corp 1 .000 10/18/24 470,706
500,000 National Rural Utilities Cooperative Finance Corp 1 .875 02/07/25 474,098
500,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 486,818
250,000 National Rural Utilities Cooperative Finance Corp 5 .450 10/30/25 254,618
500,000 National Rural Utilities Cooperative Finance Corp 4 .450 03/13/26 499,079
750,000 Nomura Holdings, Inc 5 .099 07/03/25 737,910
300,000 Nomura Holdings, Inc 1 .851 07/16/25 274,547
500,000 Nomura Holdings, Inc 5 .709 01/09/26 501,381
750,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 709,057
1,000,000 Oesterreichische Kontrollbank AG. 2 .875 05/23/25 973,186
1,000,000 Oesterreichische Kontrollbank AG. 4 .625 11/03/25 1,013,223
400,000 Oesterreichische Kontrollbank AG. 4 .125 01/20/26 401,047
500,000 Owl Rock Capital Corp 3 .750 07/22/25 455,947
500,000 OWL Rock Core Income Corp 5 .500 03/21/25 486,884
250,000 PACCAR Financial Corp 3 .150 06/13/24 245,054
300,000 PACCAR Financial Corp 0 .500 08/09/24 283,061
750,000 PACCAR Financial Corp 0 .900 11/08/24 707,693
300,000 PACCAR Financial Corp 2 .850 04/07/25 289,624
500,000 PACCAR Financial Corp 3 .550 08/11/25 488,429
300,000 PACCAR Financial Corp 4 .950 10/03/25 302,655

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 Synchrony Financial 4 .375% 03/19/24 $ 480,553
500,000 Synchrony Financial 4 .875 06/13/25 462,846
1,000,000 Toyota Motor Credit Corp 0 .500 06/18/24 951,639
750,000 Toyota Motor Credit Corp 0 .625 09/13/24 708,640
750,000 Toyota Motor Credit Corp 4 .400 09/20/24 747,983
300,000 Toyota Motor Credit Corp 4 .800 01/10/25 301,836
500,000 Toyota Motor Credit Corp 1 .450 01/13/25 473,337
1,250,000 Toyota Motor Credit Corp 3 .950 06/30/25 1,234,550
300,000 Toyota Motor Credit Corp 3 .650 08/18/25 293,353
500,000 Toyota Motor Credit Corp 5 .400 11/10/25 512,878
1,000,000 Unilever Capital Corp 3 .100 07/30/25 965,476
TOTAL FINANCIAL SERVICES 65,351,734
FOOD, BEVERAGE & TOBACCO - 0 .8%
600,000 Altria Group, Inc 2 .350 05/06/25 569,633
600,000 BAT Capital Corp 3 .222 08/15/24 581,868
500,000 BAT Capital Corp 2 .789 09/06/24 482,008
750,000 BAT International Finance plc 1 .668 03/25/26 682,495
1,000,000 Constellation Brands, Inc 3 .600 05/09/24 987,035
500,000 Constellation Brands, Inc 4 .750 11/15/24 499,370
300,000 Constellation Brands, Inc 5 .000 02/02/26 300,058
500,000 Diageo Capital plc 2 .125 10/24/24 480,612
500,000 Diageo Capital plc 5 .200 10/24/25 506,472
300,000 General Mills, Inc 4 .000 04/17/25 295,934
1,000,000 Hormel Foods Corp 0 .650 06/03/24 950,498
300,000 JM Smucker Co 3 .500 03/15/25 292,588
300,000 McCormick & Co, Inc 0 .900 02/15/26 268,778
1,000,000 PepsiCo, Inc 2 .750 04/30/25 968,413
1,000,000 PepsiCo, Inc 4 .550 02/13/26 1,017,240
500,000 Philip Morris International, Inc 5 .125 11/15/24 503,212
750,000 Philip Morris International, Inc 1 .500 05/01/25 701,504
500,000 Philip Morris International, Inc 5 .000 11/17/25 503,803
1,000,000 Philip Morris International, Inc 4 .875 02/13/26 1,007,325
500,000 Reynolds American, Inc 4 .450 06/12/25 490,967
500,000 Tyson Foods, Inc 4 .000 03/01/26 490,975
TOTAL FOOD, BEVERAGE & TOBACCO 12,580,788
HEALTH CARE EQUIPMENT & SERVICES - 0 .8%
500,000 AmerisourceBergen Corp 3 .400 05/15/24 490,128
750,000 Baxter International, Inc 1 .322 11/29/24 705,818
300,000 Boston Scientific Corp 1 .900 06/01/25 283,553
400,000 Cigna Corp 3 .250 04/15/25 387,541
1,000,000 Cigna Corp 4 .125 11/15/25 983,728
500,000 CVS Health Corp 2 .625 08/15/24 484,707
300,000 CVS Health Corp 4 .100 03/25/25 297,408
750,000 CVS Health Corp 3 .875 07/20/25 736,552
425,000 CVS Health Corp 5 .000 02/20/26 429,773
1,000,000 Elevance Health, Inc 3 .500 08/15/24 979,601
500,000 Elevance Health, Inc 5 .350 10/15/25 504,384
150,000 Elevance Health, Inc 4 .900 02/08/26 149,774
500,000 Illumina, Inc 5 .800 12/12/25 504,618
750,000 Laboratory Corp of America Holdings 3 .600 02/01/25 729,583
600,000 McKesson Corp 5 .250 02/15/26 601,606
300,000 Quest Diagnostics, Inc 3 .500 03/30/25 290,739
500,000 Stryker Corp 1 .150 06/15/25 461,886
300,000 Stryker Corp 3 .500 03/15/26 290,870
1,500,000 UnitedHealth Group, Inc 0 .550 05/15/24 1,430,652
250,000 UnitedHealth Group, Inc 5 .000 10/15/24 251,705
500,000 UnitedHealth Group, Inc 5 .150 10/15/25 509,431
575,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 543,452

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 300,000 Zimmer Biomet Holdings, Inc 3 .050% 01/15/26 $ 285,419
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,332,928
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
1,000,000 Colgate-Palmolive Co 3 .100 08/15/25 974,481
750,000 Colgate-Palmolive Co 4 .800 03/02/26 766,269
500,000 GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 483,261
500,000 g Kenvue, Inc 5 .500 03/22/25 508,265
500,000 g Kenvue, Inc 5 .350 03/22/26 513,048
500,000 Procter & Gamble Co 4 .100 01/26/26 503,822
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,749,146
INSURANCE - 0 .4%
500,000 Allied World Assurance Co Holdings Ltd 4 .350 10/29/25 484,529
500,000 Allstate Corp 0 .750 12/15/25 449,078
200,000 Allstate Corp 5 .750 08/15/53 194,756
467,000 American International Group, Inc 2 .500 06/30/25 441,772
500,000 Aon plc 3 .875 12/15/25 487,675
300,000 Brown & Brown, Inc 4 .200 09/15/24 294,429
500,000 g Corebridge Financial, Inc 3 .500 04/04/25 480,293
1,000,000 HCA INC 5 .250 04/15/25 999,357
500,000 HCA, Inc 0 .054 09/01/26 501,781
500,000 Humana, Inc 5 .700 03/13/26 501,920
500,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 486,960
1,000,000 MetLife, Inc 3 .000 03/01/25 967,287
500,000 Prudential Financial, Inc 5 .625 06/15/43 491,875
TOTAL INSURANCE 6,781,712
MATERIALS - 0 .6%
1,500,000 Amcor Flexibles North America, Inc 4 .000 05/17/25 1,468,822
750,000 Avery Dennison Corp 0 .850 08/15/24 708,843
200,000 Celanese US Holdings LLC 3 .500 05/08/24 195,341
500,000 Celanese US Holdings LLC 5 .900 07/05/24 500,189
750,000 Celanese US Holdings LLC 6 .050 03/15/25 754,305
200,000 Celulosa Arauco y Constitucion S.A. 4 .500 08/01/24 195,919
1,000,000 DowDuPont, Inc 4 .493 11/15/25 998,462
200,000 EI du Pont de Nemours and Co 1 .700 07/15/25 187,832
1,000,000 Linde, Inc 4 .700 12/05/25 1,005,169
285,000 LyondellBasell Industries NV 5 .750 04/15/24 285,139
250,000 Nucor Corp 3 .950 05/23/25 245,974
200,000 Nucor Corp 2 .000 06/01/25 188,054
300,000 PPG Industries, Inc 2 .400 08/15/24 290,447
500,000 Sherwin-Williams Co 4 .050 08/08/24 493,679
500,000 Sherwin-Williams Co 4 .250 08/08/25 494,409
1,000,000 Sonoco Products Co 1 .800 02/01/25 941,195
200,000 Steel Dynamics, Inc 2 .400 06/15/25 188,649
300,000 Vulcan Materials Co 5 .800 03/01/26 302,822
200,000 Westlake Chemical Corp 0 .875 08/15/24 189,466
500,000 WRKCo, Inc 4 .650 03/15/26 495,053
TOTAL MATERIALS 10,129,769
MEDIA & ENTERTAINMENT - 0 .9%
750,000 AstraZeneca Finance LLC 0 .700 05/28/24 716,454
300,000 Baidu, Inc 3 .875 09/29/23 298,062
500,000 Blackstone Private Credit Fund 1 .750 09/15/24 461,963
750,000 Blackstone Private Credit Fund 2 .350 11/22/24 697,211
500,000 Blackstone Private Credit Fund 2 .700 01/15/25 460,382
500,000 Blackstone Private Credit Fund 4 .700 03/24/25 478,942
350,000 g Blackstone Private Credit Fund 7 .050 09/29/25 345,120
750,000 Charter Communications Operating LLC 4 .908 07/23/25 742,515

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,000,000 Comcast Corp 3 .700% 04/15/24 $ 988,070
1,000,000 Comcast Corp 5 .250 11/07/25 1,021,776
1,000,000 Comcast Corp 3 .150 03/01/26 969,729
500,000 g GE Healthcare Holding LLC 5 .550 11/15/24 502,962
500,000 g GE Healthcare Holding LLC 5 .600 11/15/25 506,033
525,000 g Magallanes, Inc 3 .638 03/15/25 507,116
500,000 g Magallanes, Inc 3 .788 03/15/25 484,125
200,000 Paramount Global 4 .750 05/15/25 197,532
750,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 730,524
500,000 Walt Disney Co 1 .750 08/30/24 481,260
1,000,000 Walt Disney Co 3 .150 09/17/25 966,908
750,000 Walt Disney Co 3 .000 02/13/26 724,895
1,000,000 Warnermedia Holdings, Inc 6 .412 03/15/26 1,005,049
TOTAL MEDIA & ENTERTAINMENT 13,286,628
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .0%
750,000 AbbVie, Inc 3 .850 06/15/24 740,845
1,500,000 AbbVie, Inc 3 .800 03/15/25 1,475,534
500,000 AbbVie, Inc 3 .600 05/14/25 490,456
750,000 AbbVie, Inc 3 .200 05/14/26 724,141
750,000 Amgen, Inc 1 .900 02/21/25 710,351
1,500,000 Amgen, Inc 5 .250 03/02/25 1,516,494
1,350,000 Amgen, Inc 5 .507 03/02/26 1,355,503
500,000 Baxalta, Inc 4 .000 06/23/25 489,699
500,000 Bristol-Myers Squibb Co 2 .900 07/26/24 490,154
500,000 Bristol-Myers Squibb Co 0 .750 11/13/25 456,691
1,000,000 Eli Lilly & Co 5 .000 02/27/26 1,009,035
750,000 Gilead Sciences, Inc 3 .700 04/01/24 741,175
500,000 Gilead Sciences, Inc 3 .500 02/01/25 489,993
500,000 Gilead Sciences, Inc 3 .650 03/01/26 489,439
1,000,000 Merck & Co, Inc 2 .750 02/10/25 977,363
1,000,000 Novartis Capital Corp 3 .000 11/20/25 968,418
750,000 PerkinElmer, Inc 0 .850 09/15/24 704,161
500,000 Pfizer, Inc 3 .400 05/15/24 493,217
500,000 Royalty Pharma plc 0 .750 09/02/23 487,529
750,000 Thermo Fisher Scientific, Inc 1 .215 10/18/24 711,863
300,000 Viatris, Inc 1 .650 06/22/25 275,099
500,000 Zoetis, Inc 5 .400 11/14/25 508,436
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16,305,596
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
250,000 Analog Devices, Inc 2 .950 04/01/25 241,620
500,000 Broadcom, Inc 3 .625 10/15/24 486,773
800,000 Intel Corp 3 .400 03/25/25 785,885
500,000 Intel Corp 3 .700 07/29/25 492,922
1,250,000 Intel Corp 4 .875 02/10/26 1,265,882
1,000,000 Microchip Technology, Inc 4 .250 09/01/25 984,561
1,000,000 NVIDIA Corp 0 .584 06/14/24 954,840
750,000 g Qorvo, Inc 1 .750 12/15/24 696,240
1,000,000 Skyworks Solutions, Inc 0 .900 06/01/23 991,599
500,000 Texas Instruments, Inc 4 .700 11/18/24 504,437
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,404,759
SOFTWARE & SERVICES - 0 .9%
200,000 Autodesk, Inc 4 .375 06/15/25 197,863
750,000 Fidelity National Information Services, Inc 4 .500 07/15/25 741,327
750,000 Fiserv, Inc 2 .750 07/01/24 727,706
200,000 Fiserv, Inc 3 .850 06/01/25 195,863
1,000,000 Global Payments, Inc 1 .500 11/15/24 942,015
1,500,000 International Business Machines Corp 3 .000 05/15/24 1,472,239

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 600,000 International Business Machines Corp 4 .000% 07/27/25 $ 593,228
500,000 International Business Machines Corp 4 .500 02/06/26 499,078
1,000,000 Microsoft Corp 3 .125 11/03/25 975,261
1,250,000 Oracle Corp 3 .400 07/08/24 1,224,570
1,700,000 Oracle Corp 2 .950 05/15/25 1,636,685
150,000 Oracle Corp 5 .800 11/10/25 153,745
750,000 Oracle Corp 1 .650 03/25/26 689,016
500,000 PayPal Holdings, Inc 1 .650 06/01/25 469,374
1,500,000 salesforce.com, Inc 0 .625 07/15/24 1,424,681
1,000,000 TD SYNNEX Corp 1 .250 08/09/24 935,734
1,000,000 Visa, Inc 3 .150 12/14/25 971,199
575,000 VMware, Inc 1 .000 08/15/24 542,657
TOTAL SOFTWARE & SERVICES 14,392,241
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
1,000,000 Amphenol Corp 4 .750 03/30/26 1,003,931
2,000,000 Apple, Inc 2 .500 02/09/25 1,939,145
1,000,000 Apple, Inc 1 .125 05/11/25 938,554
1,000,000 Apple, Inc 0 .550 08/20/25 921,281
500,000 Arrow Electronics, Inc 4 .000 04/01/25 485,191
300,000 Arrow Electronics, Inc 6 .125 03/01/26 300,690
400,000 Cisco Systems, Inc 3 .500 06/15/25 392,252
200,000 Dell International LLC 5 .850 07/15/25 203,279
200,000 Flex Ltd 4 .750 06/15/25 196,346
500,000 Hewlett Packard Enterprise Co 5 .900 10/01/24 506,304
500,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 499,193
500,000 Hewlett Packard Enterprise Co 6 .102 04/01/26 504,572
300,000 HP, Inc 2 .200 06/17/25 282,760
300,000 NetApp, Inc 1 .875 06/22/25 279,735
500,000 QUALCOMM, Inc 3 .450 05/20/25 490,773
1,000,000 Tyco Electronics Group S.A. 4 .500 02/13/26 1,001,569
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,945,575
TELECOMMUNICATION SERVICES - 0 .4%
1,000,000 AT&T, Inc 5 .539 02/20/26 1,003,106
1,000,000 g Rogers Communications, Inc 2 .950 03/15/25 962,985
1,000,000 T-Mobile USA, Inc 3 .500 04/15/25 972,220
750,000 T-Mobile USA, Inc 1 .500 02/15/26 685,131
1,000,000 Verizon Communications, Inc 3 .376 02/15/25 979,485
750,000 Verizon Communications, Inc 1 .450 03/20/26 690,016
600,000 Vodafone Group plc 4 .125 05/30/25 593,331
TOTAL TELECOMMUNICATION SERVICES 5,886,274
TRANSPORTATION - 0 .2%
500,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 490,854
1,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 942,180
500,000 Ryder System, Inc 2 .500 09/01/24 481,204
500,000 Union Pacific Corp 3 .250 01/15/25 489,886
1,000,000 Union Pacific Corp 4 .750 02/21/26 1,011,863
TOTAL TRANSPORTATION 3,415,987
UTILITIES - 1 .1%
500,000 AES Corp 1 .375 01/15/26 449,897
1,000,000 Berkshire Hathaway Energy Co 4 .050 04/15/25 994,544
300,000 Black Hills Corp 1 .037 08/23/24 282,247
500,000 Cigna Group 5 .685 03/15/26 503,142
1,000,000 Dominion Energy, Inc 3 .900 10/01/25 975,486
750,000 DTE Energy Co (Step Bond) 4 .220 11/01/24 741,556
750,000 Duke Energy Corp 5 .000 12/08/25 755,040
750,000 Edison International 4 .700 08/15/25 739,583

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Emera US Finance LP 0 .833% 06/15/24 $ 941,896
500,000 Entergy Arkansas LLC 3 .500 04/01/26 487,134
500,000 Entergy Louisiana LLC 0 .950 10/01/24 470,996
500,000 Eversource Energy 4 .200 06/27/24 495,133
200,000 National Fuel Gas Co 5 .200 07/15/25 199,790
500,000 National Fuel Gas Co 5 .500 01/15/26 499,891
250,000 NextEra Energy Capital Holdings, Inc 4 .200 06/20/24 247,105
1,000,000 NextEra Energy Capital Holdings, Inc 4 .255 09/01/24 990,622
1,000,000 NextEra Energy Capital Holdings, Inc 6 .051 03/01/25 1,017,302
500,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 496,575
300,000 Nutrien Ltd 5 .950 11/07/25 308,437
200,000 Pacific Gas and Electric Co 4 .250 08/01/23 198,814
250,000 Pacific Gas and Electric Co 4 .950 06/08/25 247,001
500,000 Pacific Gas and Electric Co 3 .150 01/01/26 466,494
500,000 Public Service Electric and Gas Co 0 .950 03/15/26 454,193
500,000 Sempra Energy 3 .300 04/01/25 483,913
500,000 Southern California Edison Co 0 .975 08/01/24 473,042
250,000 Southern California Edison Co 4 .200 06/01/25 246,986
1,000,000 Southern Co 2 .700 08/01/24 987,780
300,000 Southern Co 4 .000 01/15/51 275,231
300,000 Southern Power Co 0 .900 01/15/26 270,332
250,000 Tampa Electric Co 3 .875 07/12/24 246,099
750,000 WEC Energy Group, Inc 5 .000 09/27/25 750,196
300,000 WEC Energy Group, Inc 4 .750 01/09/26 300,075
300,000 Wisconsin Public Service Corp 5 .350 11/10/25 305,249
TOTAL UTILITIES 17,301,781
TOTAL CORPORATE BONDS 391,676,048
(Cost $401,204,055)
GOVERNMENT BONDS - 74 .4%
AGENCY SECURITIES - 3 .4%
1,500,000 Federal Farm Credit Bank (FFCB) 0 .500 12/01/23 1,458,446
330,000 FFCB 0 .250 02/26/24 317,329
3,000,000 e FFCB 2 .625 05/16/24 2,934,374
1,500,000 FFCB 3 .375 08/26/24 1,481,923
1,000,000 FFCB 4 .250 09/26/24 997,110
1,000,000 FFCB 0 .875 11/18/24 946,787
2,000,000 FFCB 4 .625 12/05/24 2,008,846
1,750,000 FFCB 1 .125 01/06/25 1,651,480
1,000,000 FFCB 4 .500 01/10/25 1,002,039
1,000,000 FFCB 1 .750 02/14/25 957,078
2,000,000 FFCB 4 .375 02/23/26 2,012,758
4,000,000 e Federal Home Loan Bank (FHLB) 2 .125 02/28/24 3,908,653
3,000,000 FHLB 2 .750 06/28/24 2,936,872
310,000 FHLB 3 .000 07/08/24 304,331
1,000,000 FHLB 4 .500 10/03/24 1,002,132
2,000,000 FHLB 0 .750 12/13/24 1,881,731
3,180,000 e FHLB 4 .625 12/13/24 3,195,599
2,000,000 FHLB 1 .000 12/20/24 1,892,191
2,000,000 FHLB 5 .000 02/28/25 2,027,455
1,000,000 FHLB 0 .500 04/14/25 930,162
200,000 FHLB 3 .125 06/13/25 195,552
2,500,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 04/20/23 2,494,477
945,000 e FHLMC 0 .250 12/04/23 916,456
3,000,000 FHLMC 1 .500 02/12/25 2,855,692
4,000,000 FHLMC 0 .375 09/23/25 3,654,420
750,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 741,347
2,000,000 FNMA 1 .625 01/07/25 1,911,867
4,500,000 FNMA 0 .625 04/22/25 4,183,910

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 2,500,000 FNMA 0 .500% 11/07/25 $ 2,287,273
500,000 Tennessee Valley Authority (TVA) 0 .750 05/15/25 462,872
TOTAL AGENCY SECURITIES 53,551,162
FOREIGN GOVERNMENT BONDS - 5 .8%
750,000 African Development Bank 3 .375 07/07/25 738,925
1,750,000 Asian Development Bank 0 .250 07/14/23 1,727,565
500,000 Asian Development Bank 0 .250 10/06/23 488,431
1,000,000 Asian Development Bank 1 .625 03/15/24 972,015
1,500,000 Asian Development Bank 0 .375 06/11/24 1,429,007
1,500,000 Asian Development Bank 4 .125 09/27/24 1,492,864
2,220,000 Asian Development Bank 0 .625 10/08/24 2,099,654
1,500,000 Asian Development Bank 2 .875 05/06/25 1,462,657
1,000,000 Asian Development Bank 0 .375 09/03/25 916,335
910,000 Asian Development Bank 4 .250 01/09/26 917,250
1,300,000 Asian Infrastructure Investment Bank 0 .500 10/30/24 1,221,996
1,000,000 Asian Infrastructure Investment Bank 3 .375 06/29/25 982,280
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,824,908
675,000 Corp Andina de Fomento 1 .250 10/26/24 632,738
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 1,010,959
500,000 Corp Andina de Fomento 4 .750 04/01/26 499,579
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,464,750
2,000,000 European Bank for Reconstruction & Development 0 .500 05/19/25 1,854,161
1,500,000 European Investment Bank 3 .250 01/29/24 1,482,973
2,000,000 European Investment Bank 0 .375 07/24/24 1,899,459
1,000,000 e European Investment Bank 2 .500 10/15/24 974,370
2,250,000 European Investment Bank 0 .625 07/25/25 2,085,376
1,500,000 European Investment Bank 2 .750 08/15/25 1,459,240
1,750,000 Export Development Canada 3 .375 08/26/25 1,724,000
1,000,000 e Export-Import Bank of Korea 0 .375 02/09/24 963,901
750,000 Export-Import Bank of Korea 0 .625 06/29/24 714,088
500,000 Export-Import Bank of Korea 4 .000 09/15/24 495,130
500,000 Export-Import Bank of Korea 1 .250 01/18/25 470,420
750,000 Export-Import Bank of Korea 4 .875 01/11/26 756,533
500,000 FMS Wertmanagement AoeR 2 .750 01/30/24 491,824
1,000,000 Inter-American Development Bank 2 .625 01/16/24 983,662
500,000 Inter-American Development Bank 3 .250 07/01/24 492,605
1,500,000 Inter-American Development Bank 0 .500 09/23/24 1,418,077
2,000,000 Inter-American Development Bank 2 .125 01/15/25 1,929,525
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 967,568
1,000,000 International Bank for Reconstruction & Development 1 .876 06/19/23 993,719
500,000 International Bank for Reconstruction & Development 2 .250 03/28/24 488,624
1,500,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,441,559
2,000,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,944,427
1,500,000 International Bank for Reconstruction & Development 0 .750 03/11/25 1,406,735
1,500,000 International Bank for Reconstruction & Development 0 .625 04/22/25 1,397,971
1,500,000 International Bank for Reconstruction & Development 2 .500 07/29/25 1,450,287
500,000 International Finance Corp 2 .875 07/31/23 496,720
750,000 International Finance Corp 3 .625 09/15/25 744,162
500,000 Israel Government International Bond 3 .150 06/30/23 496,372
500,000 Japan Bank for International Cooperation 3 .250 07/20/23 497,025
700,000 Japan Bank for International Cooperation 3 .375 10/31/23 693,966
1,050,000 Japan Bank for International Cooperation 0 .500 04/15/24 1,005,048
1,000,000 Japan Bank for International Cooperation 1 .750 10/17/24 958,197
400,000 Japan Bank for International Cooperation 2 .875 04/14/25 387,158
1,000,000 Japan Bank for International Cooperation 3 .875 09/16/25 989,133
1,000,000 Japan Bank for International Cooperation 4 .250 01/26/26 1,000,284
550,000 Korea Development Bank 0 .500 10/27/23 537,368
500,000 Korea Development Bank 0 .400 03/09/24 480,910
500,000 Korea Development Bank 0 .400 06/19/24 474,213

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Korea Development Bank 2 .000% 02/24/25 $ 955,583
750,000 Korea Development Bank 4 .000 09/08/25 739,386
500,000 Korea Government International Bond 3 .875 09/11/23 498,465
1,400,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 1,343,378
1,500,000 Kreditanstalt fuer Wiederaufbau 0 .500 09/20/24 1,417,694
3,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 2,843,612
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .125 06/10/25 2,939,118
3,500,000 Kreditanstalt fuer Wiederaufbau 0 .375 07/18/25 3,223,239
1,500,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,389,018
1,000,000 Mexico Government International Bond 3 .900 04/27/25 987,539
1,000,000 Nordic Investment Bank 0 .375 09/20/24 944,220
500,000 Nordic Investment Bank 2 .625 04/04/25 485,915
300,000 Panama Government International Bond 3 .750 03/16/25 292,147
750,000 Peruvian Government International Bond 7 .350 07/21/25 791,595
1,000,000 Poland Government International Bond 4 .000 01/22/24 992,000
1,250,000 Province of Alberta Canada 2 .950 01/23/24 1,230,636
750,000 Province of Alberta Canada 1 .875 11/13/24 719,542
500,000 Province of British Columbia Canada 1 .750 09/27/24 480,723
1,000,000 Province of Ontario Canada 3 .050 01/29/24 985,768
1,000,000 Province of Quebec Canada 2 .875 10/16/24 976,412
750,000 Province of Quebec Canada 1 .500 02/11/25 712,889
1,000,000 Province of Quebec Canada 0 .600 07/23/25 922,834
1,000,000 Republic of Italy Government International Bond 6 .875 09/27/23 1,005,932
1,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 949,772
300,000 Republic of Italy Government International Bond 2 .375 10/17/24 286,597
500,000 Svensk Exportkredit AB 0 .375 03/11/24 479,938
500,000 Svensk Exportkredit AB 3 .625 09/03/24 493,459
925,000 Svensk Exportkredit AB 0 .625 10/07/24 873,209
750,000 Svensk Exportkredit AB 4 .625 11/28/25 757,718
1,000,000 Svensk Exportkredit AB 4 .375 02/13/26 1,007,115
TOTAL FOREIGN GOVERNMENT BONDS 90,654,156
MUNICIPAL BONDS - 0 .0%
280,000 Port Authority of New York & New Jersey 1 .086 07/01/23 277,311
TOTAL MUNICIPAL BONDS 277,311
U.S. TREASURY SECURITIES - 65 .2%
8,000,000 United States Treasury Note 0 .250 05/15/24 7,628,750
13,400,000 United States Treasury Note 2 .500 05/31/24 13,099,547
41,000,000 United States Treasury Note 0 .250 06/15/24 38,988,438
12,000,000 United States Treasury Note 3 .000 06/30/24 11,784,844
35,000,000 United States Treasury Note 0 .375 07/15/24 33,244,531
11,500,000 United States Treasury Note 3 .000 07/31/24 11,290,664
53,000,000 United States Treasury Note 0 .375 08/15/24 50,196,797
9,000,000 United States Treasury Note 3 .250 08/31/24 8,863,594
32,500,000 United States Treasury Note 0 .375 09/15/24 30,706,152
9,500,000 United States Treasury Note 4 .250 09/30/24 9,489,238
30,000,000 United States Treasury Note 0 .625 10/15/24 28,373,438
38,500,000 United States Treasury Note 4 .375 10/31/24 38,545,117
44,500,000 United States Treasury Note 0 .750 11/15/24 42,068,144
28,500,000 United States Treasury Note 4 .500 11/30/24 28,611,328
44,500,000 United States Treasury Note 1 .000 12/15/24 42,168,965
7,820,000 e United States Treasury Note 4 .250 12/31/24 7,827,026
26,500,000 United States Treasury Note 1 .125 01/15/25 25,113,926
43,500,000 United States Treasury Note 4 .125 01/31/25 43,488,105
22,000,000 United States Treasury Note 1 .500 02/15/25 20,958,438
22,000,000 e United States Treasury Note 4 .625 02/28/25 22,213,984
43,000,000 United States Treasury Note 1 .750 03/15/25 41,128,828
14,000,000 United States Treasury Note 2 .625 04/15/25 13,605,156
35,000,000 United States Treasury Note 2 .750 05/15/25 34,081,250

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 26,000,000 United States Treasury Note 2 .875% 06/15/25 $ 25,386,563
33,000,000 United States Treasury Note 3 .000 07/15/25 32,292,305
43,000,000 United States Treasury Note 3 .125 08/15/25 42,192,070
5,000,000 United States Treasury Note 0 .250 08/31/25 4,580,274
34,500,000 United States Treasury Note 3 .500 09/15/25 34,169,824
4,000,000 United States Treasury Note 0 .250 09/30/25 3,660,469
30,000,000 United States Treasury Note 4 .250 10/15/25 30,232,031
52,000,000 United States Treasury Note 4 .375 11/15/25 52,767,812
42,000,000 United States Treasury Note 4 .000 12/15/25 42,164,063
47,500,000 United States Treasury Note 3 .875 01/15/26 47,514,844
63,000,000 United States Treasury Note 4 .000 02/15/26 63,260,859
43,000,000 United States Treasury Note 4 .625 03/15/26 43,980,938
TOTAL U.S. TREASURY SECURITIES 1,025,678,312
TOTAL GOVERNMENT BONDS 1,170,160,941
(Cost $1,193,759,613)
STRUCTURED ASSETS - 0 .0%
ASSET BACKED - 0 .0%
200,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 195,821
Series - 2019 1 (Class AA)
TOTAL ASSET BACKED 195,821
TOTAL STRUCTURED ASSETS 195,821
(Cost $207,659)
TOTAL BONDS 1,562,032,810
(Cost $1,595,171,327)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 3.0%
REPURCHASE AGREEMENT - 0 .5%
$ 7,190,000 r Fixed Income Clearing Corp (FICC) 4 .780 04/03/23 7,190,000
TOTAL REPURCHASE AGREEMENT 7,190,000
TREASURY DEBT - 0 .1%
2,000,000 United States Treasury Bill 0 .000 04/04/23 1,999,745
TOTAL TREASURY DEBT 1,999,745
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .4%
38,073,508 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 38,073,508
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 38,073,508
TOTAL SHORT-TERM INVESTMENTS 47,263,253
(Cost $47,262,791)
TOTAL INVESTMENTS - 102.3% 1,609,296,063
(Cost $1,642,434,118)
OTHER ASSETS & LIABILITIES, NET - (2.3)% (35,973,739)
NET ASSETS - 100.0% $ 1,573,322,324
LIBOR London Interbank Offered Rate
M Month

Short-Term Bond Index Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $37,299,362.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 4.780% dated 3/31/23 to be repurchased at $7,190,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 3.000% and maturity date 7/15/25, valued at $7,333,889.

Portfolio of Investments
Money Market Fund March 31, 2023

See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 100.3%
GOVERNMENT AGENCY DEBT - 34 .1%
$ 5,100,000 Federal Agricultural Mortgage Corp (FAMC) 0 .000% 05/01/23 $ 5,079,600
2,225,000 FAMC 2 .060 07/12/23 2,207,088
475,000 Federal Farm Credit Bank (FFCB) 0 .125 04/13/23 474,297
100,000 FFCB 3 .000 05/02/23 99,838
1,450,000 FFCB 0 .125 05/10/23 1,442,942
8,500,000 FFCB 0 .000 05/19/23 8,448,207
10,000,000 Federal Home Loan Bank (FHLB) 4 .480 04/04/23 10,000,000
42,050,000 FHLB 0 .000 04/05/23 42,028,802
500,000 FHLB 0 .000 04/10/23 499,423
10,135,000 FHLB 0 .000 04/12/23 10,120,744
19,000,000 FHLB 0 .000 04/14/23 18,969,194
18,500,000 FHLB 0 .000 04/17/23 18,461,725
22,000,000 FHLB 0 .000 04/18/23 21,951,640
7,000,000 FHLB 4 .330 04/18/23 6,998,699
75,000,000 FHLB 0 .000 04/21/23 74,808,083
58,500,000 FHLB 0 .000 04/26/23 58,312,719
25,000,000 FHLB 0 .000 04/28/23 24,913,000
41,000,000 FHLB 0 .000 05/02/23 40,836,006
40,000,000 FHLB 0 .000 05/03/23 39,834,667
29,400,000 FHLB 0 .000 05/05/23 29,270,168
300,000 FHLB 0 .000 05/12/23 298,404
15,000,000 FHLB 0 .000 05/17/23 14,909,955
8,570,000 FHLB 0 .000 05/22/23 8,511,056
25,000,000 FHLB 0 .000 05/24/23 24,824,253
25,000,000 FHLB 0 .000 05/30/23 24,804,562
37,000,000 FHLB 0 .001 06/01/23 36,705,963
15,000,000 FHLB 0 .000 06/07/23 14,864,046
9,000,000 FHLB 4 .800 06/07/23 8,999,955
17,330,000 FHLB 0 .000 06/12/23 17,160,166
11,250,000 FHLB 0 .000 09/01/23 11,011,416
31,000,000 FHLB 0 .000 09/28/23 30,221,900
9,750,000 FHLB 0 .000 02/08/24 9,344,795
11,000,000 FHLB 0 .000 02/09/24 10,541,386
9,400,000 FHLB 0 .000 02/15/24 8,979,298
7,500,000 FHLB 0 .000 03/06/24 7,140,875
375,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 373,520
100,000 FHLMC 0 .250 05/19/23 99,391
995,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 982,714
3,985,000 Tennessee Valley Authority (TVA) 0 .000 04/05/23 3,982,906
TOTAL GOVERNMENT AGENCY DEBT 648,513,403
REPURCHASE AGREEMENT - 28 .5%
542,153,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 542,153,000
TOTAL REPURCHASE AGREEMENT 542,153,000
TREASURY DEBT - 9 .8%
29,250,000 United States Cash Management Bill 0 .000 04/17/23 29,189,550
75,475,000 United States Treasury Bill 0 .000 04/11/23 75,378,523
17,750,000 United States Treasury Bill 0 .000 04/13/23 17,723,002
13,500,000 United States Treasury Bill 0 .000 04/25/23 13,458,060
22,425,000 United States Treasury Bill 0 .000 05/02/23 22,340,388
18,625,000 United States Treasury Bill 0 .000 05/16/23 18,516,349
10,000,000 United States Treasury Bill 0 .000 05/18/23 9,938,899
TOTAL TREASURY DEBT 186,544,771
VARIABLE RATE SECURITIES - 27 .9%
4,300,000 i Federal Agricultural Mortgage Corp (FAMC) SOFR + 0.060% 4 .880 09/15/23 4,300,000
3,000,000 i FAMC SOFR + 0.100% 4 .920 02/12/24 3,000,525
7,000,000 i Federal Farm Credit Bank (FFCB) SOFR + 0.015% 4 .835 05/02/23 6,999,970

Money Market Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
VARIABLE RATE SECURITIES—continued
$ 4,000,000 i FFCB SOFR + 0.035% 4 .855% 05/04/23 $ 4,000,000
3,500,000 i FFCB SOFR + 0.035% 4 .855 07/12/23 3,499,950
22,225,000 i FFCB SOFR + 0.018% 4 .838 07/13/23 22,224,168
11,250,000 i FFCB SOFR + 0.040% 4 .860 08/17/23 11,249,999
6,400,000 i FFCB SOFR + 0.030% 4 .850 08/28/23 6,400,000
4,225,000 i FFCB SOFR + 0.050% 4 .870 09/15/23 4,225,000
1,500,000 i FFCB SOFR + 0.040% 4 .860 09/20/23 1,500,000
2,000,000 i FFCB SOFR + 0.025% 4 .845 09/27/23 2,000,000
2,000,000 i FFCB SOFR + 0.045% 4 .865 10/16/23 2,000,000
2,150,000 i FFCB SOFR + 0.025% 4 .845 10/27/23 2,150,000
700,000 i FFCB SOFR + 0.025% 4 .845 11/30/23 699,858
2,000,000 i FFCB SOFR + 0.120% 4 .940 01/22/24 2,001,027
7,500,000 i FFCB SOFR + 0.040% 4 .860 02/09/24 7,499,686
2,250,000 i FFCB SOFR + 0.045% 4 .865 02/20/24 2,250,000
700,000 i FFCB SOFR + 0.040% 4 .860 03/04/24 700,000
2,525,000 i FFCB SOFR + 0.050% 4 .870 04/12/24 2,525,000
11,000,000 i Federal Home Loan Bank (FHLB) SOFR + 0.055% 4 .875 04/04/23 11,000,000
8,500,000 i FHLB SOFR + 0.060% 4 .880 04/10/23 8,500,000
23,000,000 i FHLB SOFR + 0.045% 4 .865 05/02/23 23,000,000
25,500,000 i FHLB SOFR + 0.040% 4 .860 05/03/23 25,500,000
12,500,000 i FHLB SOFR + 0.040% 4 .860 05/04/23 12,500,000
9,500,000 i FHLB SOFR + 0.030% 4 .850 05/09/23 9,500,000
8,425,000 i FHLB SOFR + 0.035% 4 .855 05/19/23 8,425,060
18,500,000 i FHLB SOFR + 0.040% 4 .860 05/23/23 18,500,000
7,250,000 i FHLB SOFR + 0.045% 4 .865 05/23/23 7,250,000
19,750,000 i FHLB SOFR + 0.040% 4 .860 05/25/23 19,750,000
29,250,000 i FHLB SOFR + 0.040% 4 .860 05/26/23 29,250,000
28,000,000 i FHLB SOFR + 0.050% 4 .870 06/02/23 28,000,000
34,660,000 i FHLB SOFR + 0.080% 4 .900 06/02/23 34,660,000
9,000,000 i FHLB SOFR + 0.040% 4 .860 06/09/23 9,000,000
30,105,000 i FHLB SOFR + 0.080% 4 .900 06/14/23 30,105,000
7,500,000 i FHLB SOFR + 0.055% 4 .875 06/21/23 7,500,000
17,000,000 i FHLB SOFR + 0.100% 4 .920 06/22/23 17,000,000
8,250,000 i FHLB SOFR + 0.035% 4 .855 06/27/23 8,250,000
21,450,000 i FHLB SOFR + 0.050% 4 .870 06/27/23 21,450,000
7,350,000 i FHLB SOFR + 0.060% 4 .880 07/03/23 7,350,000
17,330,000 i FHLB SOFR + 0.085% 4 .905 07/03/23 17,330,000
9,250,000 i FHLB SOFR + 0.050% 4 .870 07/18/23 9,250,000
7,500,000 i FHLB SOFR + 0.060% 4 .880 07/20/23 7,500,000
17,000,000 i FHLB SOFR + 0.105% 4 .925 07/21/23 17,000,000
16,500,000 i FHLB SOFR + 0.050% 4 .870 08/01/23 16,500,000
20,250,000 i FHLB SOFR + 0.060% 4 .880 08/01/23 20,250,000
7,000,000 i FHLB SOFR + 0.030% 4 .850 08/11/23 7,000,000
8,500,000 i FHLB SOFR + 0.090% 4 .910 08/15/23 8,500,000
1,204,000 i United States Treasury Note US Treasury Bill 3 M + 0.034% 4 .765 04/30/23 1,204,002
TOTAL VARIABLE RATE SECURITIES 530,249,245
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,907,460,419) 1,907,460,419
TOTAL INVESTMENTS - 100.3% 1,907,460,419
(Cost $1,907,460,419)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (6,198,959)
NET ASSETS - 100.0% $ 1,901,261,460
M Month
SOFR Secure Overnight Financing Rate

Money Market Fund March 31, 2023

See Notes to Financial Statements
Portfolio of Investments
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $542,153,000 on 4/3/23, collateralized by Government Agency
Securities, with coupon rates 0.250%–3.500% and maturity dates 8/15/25–9/15/25, valued at $552,996,126.

Statement of Assets and Liabilities
See Notes to Financial Statements

March 31, 2023
8.1
Bond Index Fund
8.2
Core Bond Fund
8.3
Core Impact Bond
Fund
8.4
Core Plus Bond
Fund
8.5
5–15 Year
Laddered Tax-
Exempt Bond Fund
ASSETS
Portfolio investments, at value
*†
$ 21,058,842,613 $ 9,382,537,293 $ 6,149,776,176 $ 4,523,608,144 $ 234,349,720
Cash – 905,204 816,550 223,819 4,732
Cash collateral at brokers for investments in mortgage
dollar rolls – 32,308,438 28,090,060 36,754,328 –
Due from affiliates 611,273 917,080 80,881 580,077 105
Receivables:
Dividends and interest 116,302,303 59,116,286 37,760,893 17,626,181 2,986,806
Fund shares sold 13,042,566 5,127,175 36,449,976 534,099 12,850
Investments sold 874,933 34,287,113 43,042,603 38,208,786 –
Other 457,283 336,959 77,837 176,665 27,846
Total assets 21,190,130,971 9,515,535,548 6,296,094,976 4,617,712,099 237,382,059
LIABILITIES
Management fees payable 1,040,673 2,154,519 1,695,614 1,082,080 49,943
Service agreement fees payable 119,918 277,599 253,949 82,790 103
Distribution fees payable 9,101 17,240 56,032 50,607 47,883
Due to affiliates 28,389 18,268 13,516 12,845 9,547
Overdraft payable 553,036 – – – –
Payables:
Collateral for securities loaned 118,695,476 111,136,289 125,014,918 56,139,944 –
Fund shares redeemed 18,270,614 14,469,609 12,598,291 11,406,151 66,534
Income distribution 26,973,077 15,646,593 4,147,352 11,853,708 36,233
Investments purchased - regular settlement 163,502,391 19,865,444 39,209,848 13,728,758 –
Investments purchased - delayed delivery 27,042,821 21,339,656 6,849,469 17,852,652 –
Trustee compensation 458,191 320,243 78,441 177,259 27,852
Variation margin on futures contracts – – – – –
Accrued expenses and other payables 277,362 157,935 582,185 127,482 33,456
Total liabilities 356,971,049 185,403,395 190,499,615 112,514,276 271,551
Net assets $ 20,833,159,922 $ 9,330,132,153 $ 6,105,595,361 $ 4,505,197,823 $ 237,110,508
NET ASSETS CONSIST OF:
Paid-in-capital $ 23,302,127,980 $ 10,756,307,394 $ 7,100,137,328 $ 5,237,264,108 $ 252,917,447
Total distributable earnings (loss) (2,468,968,058) (1,426,175,241) (994,541,967) (732,066,285) (15,806,939)
Net assets $ 20,833,159,922 $ 9,330,132,153 $ 6,105,595,361 $ 4,505,197,823 $ 237,110,508
*
Includes securities loaned of $ 117,235,676 $ 111,323,587 $ 122,673,743 $ 54,755,684 $ –
†
Portfolio investments, cost $ 23,330,149,743 $ 10,228,771,709 $ 6,686,138,485 $ 4,955,429,658 $ 248,192,575

See Notes to Financial Statements

8.6
Green Bond Fund
8.7
High-Yield Fund
8.8
Inflation-Linked
Bond Fund
8.9
Short Duration
Impact Bond Fund
9.01
Short-Term Bond
Fund
9.1
Short-Term Bond
Index Fund
9.2
Money Market
Fund
$ 148,468,162 $ 2,518,128,263 $ 2,839,833,136 $ 84,715,234 $ 2,204,237,593 $ 1,609,296,063 $ 1,907,460,419
30,025 406,216 733 633 – – –
– – – – – – –
6,775 175,484 389,348 1,180 250,970 48,801 66,751
1,164,451 38,445,818 6,398,661 389,282 9,310,814 10,397,877 3,152,868
41,188 3,136,447 4,887,396 30,581 10,330,966 11,243,212 5,238,190
436,292 17,031,401 204,517 154,099 6,164,585 37,200,971 –
616 180,483 170,846 392 94,291 12,720 359
150,147,509 2,577,504,112 2,851,884,637 85,291,401 2,230,389,219 1,668,199,644 1,915,918,587
48,180 689,289 576,812 17,655 412,591 65,661 159,662
13,178 48,539 53,078 1,537 89,601 92,926 112,477
1,737 46,622 27,861 815 26,755 599 67,529
5,920 10,367 10,461 5,878 8,875 8,101 6,631
– – – – 5,470,312 339,392 62,826
5,641,429 127,547,676 77,218 14,949,243 217,901,648 38,073,508 –
36,778 3,907,150 726,965 52,245 1,145,918 21,761 5,163,582
215,449 4,199,350 – 79,810 4,092,094 2,491,709 17,972
386,099 20,517,444 – 487,975 – 53,743,290 8,967,940
– 16,594,375 – – 1,106,518 – –
599 178,330 169,279 357 94,429 12,733 –
– – – – 161,719 – –
16,266 133,249 61,484 13,791 39,918 27,640 98,508
6,365,635 173,872,391 1,703,158 15,609,306 230,550,378 94,877,320 14,657,127
$ 143,781,874 $ 2,403,631,721 $ 2,850,181,479 $ 69,682,095 $ 1,999,838,841 $ 1,573,322,324 $ 1,901,261,460
$ 156,899,740 $ 2,993,162,734 $ 2,983,238,738 $ 71,646,249 $ 2,091,984,356 $ 1,635,403,472 $ 1,901,256,426
(13,117,866) (589,531,013) (133,057,259) (1,964,154) (92,145,515) (62,081,148) 5,034
$ 143,781,874 $ 2,403,631,721 $ 2,850,181,479 $ 69,682,095 $ 1,999,838,841 $ 1,573,322,324 $ 1,901,261,460
$ 5,520,696 $ 125,119,271 $ – $ 14,609,897 $ 213,832,414 $ 37,299,362 $ –
$ 158,892,993 $ 2,755,839,627 $ 2,976,402,876 $ 85,938,954 $ 2,272,596,889 $ 1,642,434,118 $ 1,907,460,419

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Assets and Liabilities
(continued)
March 31, 2023
8.1
Bond Index Fund
8.2
Core Bond Fund
8.3
Core Impact Bond
Fund
8.4
Core Plus Bond
Fund
8.5
5–15 Year
Laddered Tax-
Exempt Bond Fund
INSTITUTIONAL CLASS:
Net assets $ 9,131,524,049 $ 4,625,628,935 $ 4,553,634,654 $ 1,484,765,587 $ 8,747,187
Shares outstanding 944,002,837 504,073,963 503,651,636 161,820,545 892,182
Net asset value per share $ 9 .67 $ 9 .18 $ 9 .04 $ 9 .18 $ 9 .80
ADVISOR CLASS:
Net assets $ 19,338,852 $ 664,796,548 $ 1,005,498,810 $ 92,456,240 $ 533,471
Shares outstanding 1,998,965 72,389,982 111,157,613 10,068,069 54,440
Net asset value per share $ 9 .67 $ 9 .18 $ 9 .05 $ 9 .18 $ 9 .80
PREMIER CLASS:
Net assets $ 25,379,555 $ 5,648,873 $ 23,649,076 $ 5,931,649 $ –
Shares outstanding 2,623,883 615,405 2,614,343 646,571 –
Net asset value per share $ 9 .67 $ 9 .18 $ 9 .05 $ 9 .17 $ –
RETIREMENT CLASS:
Net assets $ 544,533,015 $ 133,282,752 $ 271,647,673 $ 301,925,198 $ –
Shares outstanding 56,266,293 14,256,083 30,037,133 32,866,610 –
Net asset value per share $ 9 .68 $ 9 .35 $ 9 .04 $ 9 .19 $ –
RETAIL CLASS:
Net assets $ 27,979,214 $ 78,449,170 $ 251,165,148 $ 236,915,051 $ 227,829,850
Shares outstanding 2,890,869 8,399,626 27,796,628 25,771,959 23,213,958
Net asset value per share $ 9 .68 $ 9 .34 $ 9 .04 $ 9 .19 $ 9 .81
CLASS W:
Net assets $ 11,084,405,237 $ 3,822,325,875 $ – $ 2,383,204,098 $ –
Shares outstanding 1,145,733,392 416,490,237 – 259,748,362 –
Net asset value per share $ 9 .67 $ 9 .18 $ – $ 9 .18 $ –
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

8.6
Green Bond Fund
8.7
High-Yield Fund
8.8
Inflation-Linked
Bond Fund
8.9
Short Duration
Impact Bond Fund
9.01
Short-Term Bond
Fund
9.1
Short-Term Bond
Index Fund
9.2
Money Market
Fund
$ 77,171,897 $ 1,412,278,455 $ 603,640,228 $ 57,125,994 $ 585,208,369 $ 75,270,391 $ 982,768,093
8,422,234 169,070,491 56,380,744 5,963,637 59,084,179 7,859,600 982,734,462
$ 9 .16 $ 8 .35 $ 10 .71 $ 9 .58 $ 9 .90 $ 9 .58 $ 1 .00
$ 43,796,174 $ 7,983,651 $ 93,832,030 $ 1,745,736 $ 220,855,670 $ 592,404 $ 34,357,119
4,781,796 956,500 8,765,134 182,418 22,305,724 61,894 34,356,981
$ 9 .16 $ 8 .35 $ 10 .71 $ 9 .57 $ 9 .90 $ 9 .57 $ 1 .00
$ 916,259 $ 14,913,185 $ 2,421,997 $ 957,914 $ 3,521,070 $ 408,392 $ 39,447,576
100,000 1,783,123 226,769 100,000 355,172 42,670 39,438,471
$ 9 .16 $ 8 .36 $ 10 .68 $ 9 .58 $ 9 .91 $ 9 .57 $ 1 .00
$ 14,141,079 $ 220,167,465 $ 143,143,696 $ 6,582,660 $ 204,233,283 $ 450,125,702 $ 550,121,499
1,543,203 26,350,999 13,260,909 687,141 20,597,824 47,005,245 550,110,043
$ 9 .16 $ 8 .36 $ 10 .79 $ 9 .58 $ 9 .92 $ 9 .58 $ 1 .00
$ 7,756,465 $ 213,517,388 $ 131,097,032 $ 3,269,791 $ 123,363,532 $ 2,586,617 $ 294,567,173
846,436 25,449,423 12,631,482 341,359 12,446,896 270,244 294,544,990
$ 9 .16 $ 8 .39 $ 10 .38 $ 9 .58 $ 9 .91 $ 9 .57 $ 1 .00
$ – $ 534,771,577 $ 1,876,046,496 $ – $ 862,656,917 $ 1,044,338,818 $ –
– 64,017,853 175,140,999 – 87,104,790 109,051,021 –
$ – $ 8 .35 $ 10 .71 $ – $ 9 .90 $ 9 .58 $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Year Ended March 31, 2023
8.1
Bond Index Fund
8.2
Core Bond Fund
8.3
Core Impact Bond
Fund
8.4
Core Plus Bond
Fund
8.5
5–15 Year
Laddered Tax-
Exempt Bond Fund
INVESTMENT INCOME
Dividends $ – $ 650,655 $ 3,404,288 $ 428,026 $ –
Interest 526,909,884 336,344,887 207,757,525 182,687,077 6,592,260
Securities lending income, net 1,020,646 986,918 830,154 425,313 –
Tax withheld (1,552) (35,653) (111,713) (29,158) –
Total investment income 527,928,978 337,946,807 211,880,254 183,511,258 6,592,260
EXPENSES
Management fees 12,659,817 26,120,836 20,523,823 13,059,144 620,153
12b-1 distribution and service fees — Premier Class 36,808 8,866 36,683 9,568 –
12b-1 distribution and service fees — Retail Class 72,977 207,117 684,769 608,985 583,079
Shareholder servicing agent fees — Institutional Class 8,031 5,597 46,987 2,740 70
Shareholder servicing agent fees — Advisor Class 17,122 1,201,596 843,290 92,881 526
Shareholder servicing agent fees — Premier Class 69 44 34,637 33 –
Shareholder servicing agent fees — Retirement Class 1,429,950 355,832 803,329 712,699 –
Shareholder servicing agent fees — Retail Class 17,653 39,575 41,254 172,970 74,209
Shareholder servicing agent fees — Class W 8,119 3,239 – 2,297 –
Administrative service fees 262,768 160,423 117,472 109,783 38,295
Trustees fees 293,999 141,762 91,980 68,419 3,672
Custodian fees 884,198 271,896 155,897 201,498 39,620
Overdraft expense 4,247 23,389 34,595 13,484 463
Professional fees 145,480 90,336 68,230 71,519 36,505
Registration fees 106,459 89,084 121,058 81,002 50,836
Shareholder reporting expenses 152,059 211,382 115,093 40,432 13,810
Other 206,406 129,854 1,841,978 76,487 26,571
Total expenses 16,306,162 29,060,828 25,561,075 15,323,941 1,487,809
Expenses reimbursed by the investment adviser (7,432,812) (11,309,234) (27,845) (7,470,419) (85,290)
Fee waiver by investment adviser and Nuveen Securities (1,380) (4,527) (845,927) (35,612) (7,705)
Net expenses 8,871,970 17,747,067 24,687,303 7,817,910 1,394,814
Net investment income (loss) 519,057,008 320,199,740 187,192,951 175,693,348 5,197,446
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments (173,792,093) (432,020,151) (371,507,175) (234,410,919) (1,935,921)
Futures contracts – 1,532,005 – 1,521,931 –
Forward foreign currency contracts – (45,286) – (27,110) –
Swap contracts – (3,699,673) – (4,657,242) –
Foreign currency transactions – (292,982) (74,068) (528,322) –
Net realized gain (loss) (173,792,093) (434,526,087) (371,581,243) (238,101,662) (1,935,921)
Change in unrealized appreciation (depreciation) on:
Portfolio investments
‡
(1,384,520,326) (404,696,467) (209,609,373) (210,330,890) (4,628,213)
Futures contracts – (704,232) – (700,276) –
Translation of assets (other than portfolio
investments) and liabilities denominated in
foreign currencies – 24,316 6,259 10,746 –
Net change in unrealized appreciation (depreciation) (1,384,520,326) (405,376,383) (209,603,114) (211,020,420) (4,628,213)
Net realized and unrealized gain (loss) (1,558,312,419) (839,902,470) (581,184,357) (449,122,082) (6,564,134)
Net increase (decrease) in net assets from operations $ (1,039,255,411) $ (519,702,730) $ (393,991,406) $ (273,428,734) $ (1,366,688)
‡
Includes net change in unrealized foreign capital
gains taxes $ – $ (1,722) $ – $ – $ –

See Notes to Financial Statements

8.6
Green Bond Fund
8.7
High-Yield Fund
8.8
Inflation-Linked
Bond Fund
8.9
Short Duration
Impact Bond Fund
9.01
Short-Term Bond
Fund
9.1
Short-Term Bond
Index Fund
9.2
Money Market
Fund
$ 76,938 $ 805,963 $ – $ – $ – $ – $ –
4,739,072 156,061,840 178,439,069 1,916,052 57,466,976 25,105,039 47,500,703
17,218 641,268 86,194 21,828 306,670 127,992 –
(1,474) – – (677) (18,389) (609) –
4,831,754 157,509,071 178,525,263 1,937,203 57,755,257 25,232,422 47,500,703
497,026 8,951,750 6,875,870 171,993 4,713,633 745,684 1,648,434
1,385 23,708 3,828 1,439 5,483 614 48,534
18,038 553,568 345,515 7,865 328,334 6,675 718,093
118 5,762 1,282 93 1,229 474 861
25,950 10,738 126,684 3,144 185,735 880 3,608
22 63 44 23 25 27 83
35,458 578,929 387,738 15,815 367,018 914,775 854,173
3,190 100,565 78,551 13 73,765 1,206 257,335
– 759 1,760 – 746 1,035 –
54,902 89,686 91,713 54,231 81,921 76,623 68,932
1,751 39,140 42,499 764 28,047 20,352 23,103
38,594 50,714 30,531 29,061 56,982 78,194 64,908
11 22,476 1,082 1,115 1,038 242 169
47,985 68,867 53,527 52,219 52,896 48,440 42,380
72,294 101,793 72,469 73,541 236,723 76,973 91,251
14,322 102,654 31,067 11,118 10,139 18,530 26,152
36,139 62,119 14,232 30,218 50,813 39,110 32,116
847,185 10,763,291 8,158,392 452,652 6,194,527 2,029,834 3,880,132
(261,027) (1,706,215) (4,147,400) (228,058) (2,382,921) (741,466) (595,906)
– (404,917) (575,953) (20) (4,071) (154) –
586,158 8,652,159 3,435,039 224,574 3,807,535 1,288,214 3,284,226
4,245,596 148,856,912 175,090,224 1,712,629 53,947,722 23,944,208 44,216,477
(2,656,300) (148,634,638) (8,891,906) (689,325) (28,846,024) (28,340,599) 4,930
– 43,363 2,197,068 – 11,128,917 – –
– – – – – – –
– 1,640,095 – – – – –
1 4 – – – – –
(2,656,299) (146,951,176) (6,694,838) (689,325) (17,717,107) (28,340,599) 4,930
(6,804,387) (117,582,397) (263,744,729) (380,515) (16,758,504) 9,542,815 –
– – (328,739) – (4,619,230) – –
– – – – – – –
(6,804,387) (117,582,397) (264,073,468) (380,515) (21,377,734) 9,542,815 –
(9,460,686) (264,533,573) (270,768,306) (1,069,840) (39,094,841) (18,797,784) 4,930
$ (5,215,090) $ (115,676,661) $ (95,678,082) $ 642,789 $ 14,852,881 $ 5,146,424 $ 44,221,407
$ – $ – $ – $ – $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

8.1
Bond Index Fund
8.2
Core Bond Fund
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
OPERATIONS
Net investment income (loss) $ 519,057,008 $ 408,937,812 $ 320,199,740 $ 212,948,938
Net realized gain (loss) (173,792,093) 23,344,776 (434,526,087) (101,819,121)
Net change in unrealized appreciation (depreciation) (1,384,520,326) (1,403,062,385) (405,376,383) (589,590,615)
Net increase (decrease) in net assets from operations (1,039,255,411) (970,779,797) (519,702,730) (478,460,798)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (236,375,604) (208,247,780) (144,872,829) (96,995,836)
Advisor Class (439,043) (354,502) (26,918,178) (17,620,027)
Premier Class (604,970) (554,021) (182,410) (175,573)
Retirement Class (13,488,888) (12,042,446) (4,244,938) (4,069,945)
Retail Class (672,315) (614,171) (2,443,052) (2,156,303)
Class W (277,217,799) (223,734,617) (139,587,542) (134,602,915)
Total distributions (528,798,619) (445,547,537) (318,248,949) (255,620,599)
SHAREHOLDER TRANSACTIONS
Subscriptions 4,374,692,375 5,577,260,156 2,464,091,276 4,003,132,054
Reinvestments of distributions 251,348,982 235,437,295 157,462,557 125,857,146
Redemptions (3,351,994,269) (2,788,450,373) (2,867,995,627) (1,683,605,340)
Net increase (decrease) from shareholder transactions 1,274,047,088 3,024,247,078 (246,441,794) 2,445,383,860
Net increase (decrease) in net assets (294,006,942) 1,607,919,744 (1,084,393,473) 1,711,302,463
NET ASSETS
Beginning of period 21,127,166,864 19,519,247,120 10,414,525,626 8,703,223,163
End of period $ 20,833,159,922 $ 21,127,166,864 $ 9,330,132,153 $ 10,414,525,626

See Notes to Financial Statements

8.3
Core Impact Bond Fund
8.4
Core Plus Bond Fund
8.5
5–15 Year Laddered Tax-Exempt Bond
Fund
8.6
Green Bond Fund
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
$ 187,192,951 $ 115,840,036 $ 175,693,348 $ 146,801,434 $ 5,197,446 $ 5,295,937 $ 4,245,596 $ 1,324,470
(371,581,243) (49,566,586) (238,101,662) (53,325,663) (1,935,921) 930,288 (2,656,299) 149,151
(209,603,114) (377,612,858) (211,020,420) (294,544,951) (4,628,213) (22,198,019) (6,804,387) (4,539,784)
(393,991,406) (311,339,408) (273,428,734) (201,069,180) (1,366,688) (15,971,794) (5,215,090) (3,066,163)
– – – – – – – –
(130,929,073) (80,690,084) (52,105,839) (62,581,377) (344,711) (446,575) (2,552,898) (892,239)
(38,945,706) (25,282,854) (4,258,898) (7,017,069) (14,827) (20,639) (1,035,465) (72,434)
(704,962) (462,657) (224,306) (272,353) – – (30,408) (27,667)
(8,916,615) (6,522,485) (9,771,134) (13,038,334) – – (463,784) (404,717)
(7,598,207) (5,016,488) (8,208,003) (10,395,434) (5,094,982) (6,804,183) (228,313) (175,781)
– – (99,178,801) (129,048,899) – – – –
(187,094,563) (117,974,568) (173,746,981) (222,353,466) (5,454,520) (7,271,397) (4,310,868) (1,572,838)
2,546,541,924 2,431,844,489 988,591,752 887,008,368 9,466,849 33,418,059 60,989,316 65,982,596
143,016,146 90,777,717 45,241,266 111,975,824 5,010,113 6,696,530 1,941,122 759,002
(2,917,650,557) (1,444,143,999) (1,332,571,941) (889,273,122) (37,611,029) (30,589,003) (14,066,115) (8,461,443)
(228,092,487) 1,078,478,207 (298,738,923) 109,711,070 (23,134,067) 9,525,586 48,864,323 58,280,155
(809,178,456) 649,164,231 (745,914,638) (313,711,576) (29,955,275) (13,717,605) 39,338,365 53,641,154
6,914,773,817 6,265,609,586 5,251,112,461 5,564,824,037 267,065,783 280,783,388 104,443,509 50,802,355
$ 6,105,595,361 $ 6,914,773,817 $ 4,505,197,823 $ 5,251,112,461 $ 237,110,508 $ 267,065,783 $ 143,781,874 $ 104,443,509

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
8.7
High-Yield Fund
8.8
Inflation-Linked Bond Fund
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
OPERATIONS
Net investment income (loss) $ 148,856,912 $ 166,191,887 $ 175,090,224 $ 221,719,100
Net realized gain (loss) (146,951,176) 86,911,052 (6,694,838) 42,877,793
Net change in unrealized appreciation (depreciation) (117,582,397) (241,246,671) (264,073,468) (135,905,541)
Net increase (decrease) in net assets from operations (115,676,661) 11,856,268 (95,678,082) 128,691,352
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (93,673,883) (115,686,867) (41,697,205) (82,578,435)
Advisor Class (468,256) (501,535) (9,125,884) (11,209,249)
Premier Class (878,896) (784,909) (174,643) (274,151)
Retirement Class (12,606,255) (12,854,349) (10,247,412) (11,894,929)
Retail Class (11,980,018) (11,904,390) (9,349,984) (10,795,889)
Class W (30,073,691) (24,359,294) (125,462,798) (137,874,837)
Total distributions (149,680,999) (166,091,344) (196,057,926) (254,627,490)
SHAREHOLDER TRANSACTIONS
Subscriptions 1,040,501,943 856,458,439 550,990,285 1,011,807,302
Reinvestments of distributions 100,797,356 121,778,383 77,248,265 128,363,890
Redemptions (1,610,222,904) (1,470,486,339) (754,078,673) (1,163,952,214)
Net increase (decrease) from shareholder transactions (468,923,605) (492,249,517) (125,840,123) (23,781,022)
Net increase (decrease) in net assets (734,281,265) (646,484,593) (417,576,131) (149,717,160)
NET ASSETS
Beginning of period 3,137,912,986 3,784,397,579 3,267,757,610 3,417,474,770
End of period $ 2,403,631,721 $ 3,137,912,986 $ 2,850,181,479 $ 3,267,757,610

See Notes to Financial Statements

8.9
Short Duration Impact Bond Fund
9.01
Short-Term Bond Fund
9.1
Short-Term Bond Index Fund
9.2
Money Market Fund
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
$ 1,712,629 $ 511,455 $ 53,947,722 $ 33,821,083 $ 23,944,208 $ 6,986,776 $ 44,216,477 $ –
(689,325) (41,981) (17,717,107) 1,881,607 (28,340,599) 1,993,496 4,930 1,683
(380,515) (1,354,182) (21,377,734) (66,599,824) 9,542,815 (49,417,730) – –
642,789 (884,708) 14,852,881 (30,897,134) 5,146,424 (40,437,458) 44,221,407 1,683
– – – – – – – –
(1,198,855) (487,844) (15,748,188) (8,764,650) (1,249,968) (731,470) (26,632,720) –
(235,319) (52,828) (5,885,186) (3,737,945) (11,384) (5,068) (403,263) –
(26,312) (18,443) (98,794) (54,059) (5,804) (5,320) (835,770) –
(167,424) (84,359) (3,931,167) (1,858,391) (5,515,036) (1,789,546) (9,782,531) –
(84,708) (37,989) (3,340,095) (2,180,067) (36,710) (21,204) (6,561,284) –
– – (27,449,270) (19,622,894) (17,125,172) (9,740,076) – –
(1,712,618) (681,463) (56,452,700) (36,218,006) (23,944,074) (12,292,684) (44,215,568) –
63,903,872 10,092,491 824,522,467 466,773,536 458,076,214 462,787,978 1,278,886,284 762,738,858
1,017,464 187,696 20,992,887 12,730,635 6,812,374 6,440,470 44,071,314 –
(32,427,321) (3,452,598) (800,794,611) (575,157,221) (234,466,863) (120,626,649) (872,092,995) (742,093,465)
32,494,015 6,827,589 44,720,743 (95,653,050) 230,421,725 348,601,799 450,864,603 20,645,393
31,424,186 5,261,418 3,120,924 (162,768,190) 211,624,075 295,871,657 450,870,442 20,647,076
38,257,909 32,996,491 1,996,717,917 2,159,486,107 1,361,698,249 1,065,826,592 1,450,391,018 1,429,743,942
$ 69,682,095 $ 38,257,909 $ 1,999,838,841 $ 1,996,717,917 $ 1,573,322,324 $ 1,361,698,249 $ 1,901,261,460 $ 1,450,391,018

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
8.1
BOND INDEX FUND
Institutional Class: 3/31/23 $ 10 .44 $ 0 .25 $ ( 0 .77 ) $ ( 0 .52 ) $ ( 0 .25 ) $ ( 0 .00 )
d
$ ( 0 .25 ) $ 9 .67
3/31/22 11 .14 0 .21 ( 0 .68 ) ( 0 .47 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 10 .44
3/31/21 11 .40 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .09 ) ( 0 .33 ) 11 .14
3/31/20 10 .76 0 .29 0 .64 0 .93 ( 0 .29 ) — ( 0 .29 ) 11 .40
3/31/19 10 .58 0 .29 0 .18 0 .47 ( 0 .29 ) — ( 0 .29 ) 10 .76
Advisor Class: 3/31/23 10 .44 0 .24 ( 0 .77 ) ( 0 .53 ) ( 0 .24 ) ( 0 .00 )
d
( 0 .24 ) 9 .67
3/31/22 11 .14 0 .20 ( 0 .68 ) ( 0 .48 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 10 .44
3/31/21 11 .41 0 .23 ( 0 .18 ) 0 .05 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 11 .14
3/31/20 10 .76 0 .27 0 .66 0 .93 ( 0 .28 ) — ( 0 .28 ) 11 .41
3/31/19 10 .59 0 .28 0 .17 0 .45 ( 0 .28 ) — ( 0 .28 ) 10 .76
Premier Class: 3/31/23 10 .44 0 .23 ( 0 .77 ) ( 0 .54 ) ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 9 .67
3/31/22 11 .14 0 .19 ( 0 .68 ) ( 0 .49 ) ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 10 .44
3/31/21 11 .40 0 .22 ( 0 .16 ) 0 .06 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 11 .14
3/31/20 10 .76 0 .27 0 .64 0 .91 ( 0 .27 ) — ( 0 .27 ) 11 .40
3/31/19 10 .58 0 .27 0 .18 0 .45 ( 0 .27 ) — ( 0 .27 ) 10 .76
Retirement Class: 3/31/23 10 .45 0 .23 ( 0 .77 ) ( 0 .54 ) ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 9 .68
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
3/31/21 11 .41 0 .21 ( 0 .17 ) 0 .04 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 11 .15
3/31/20 10 .77 0 .26 0 .64 0 .90 ( 0 .26 ) — ( 0 .26 ) 11 .41
3/31/19 10 .59 0 .26 0 .18 0 .44 ( 0 .26 ) — ( 0 .26 ) 10 .77
Retail Class: 3/31/23 10 .45 0 .22 ( 0 .77 ) ( 0 .55 ) ( 0 .22 ) ( 0 .00 )
d
( 0 .22 ) 9 .68
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
3/31/21 11 .41 0 .21 ( 0 .17 ) 0 .04 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 11 .15
3/31/20 10 .77 0 .25 0 .64 0 .89 ( 0 .25 ) — ( 0 .25 ) 11 .41
3/31/19 10 .59 0 .26 0 .18 0 .44 ( 0 .26 ) — ( 0 .26 ) 10 .77
Class W: 3/31/23 10 .44 0 .26 ( 0 .77 ) ( 0 .51 ) ( 0 .26 ) ( 0 .00 )
d
( 0 .26 ) 9 .67
3/31/22 11 .15 0 .22 ( 0 .69 ) ( 0 .47 ) ( 0 .22 ) ( 0 .02 ) ( 0 .24 ) 10 .44
3/31/21 11 .41 0 .25 ( 0 .16 ) 0 .09 ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 11 .15
3/31/20 10 .76 0 .30 0 .65 0 .95 ( 0 .30 ) — ( 0 .30 ) 11 .41
3/31/19
†
10 .43 0 .16 0 .32 0 .48 ( 0 .15 ) — ( 0 .15 ) 10 .76
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 4 .91 ) % $ 9,131,524 0 .07% 0 .07% 2 .57% 20%
( 4 .32 ) 9,680,082 0 .09 0 .09 1 .90 18
0 .46 9,712,952 0 .11 0 .11 2 .09 29
8 .83 10,054,559 0 .11 0 .11 2 .61 32
4 .55 6,445,380 0 .11 0 .11 2 .75 20
( 5 .01 ) 19,339 0 .17 0 .17 2 .49 20
( 4 .41 ) 14,176 0 .19 0 .19 1 .79 18
0 .36 18,746 0 .21 0 .21 1 .98 29
8 .73 17,005 0 .22 0 .22 2 .48 32
4 .33 1,139 0 .22 0 .22 2 .74 20
( 5 .05 ) 25,380 0 .22 0 .22 2 .42 20
( 4 .46 ) 25,715 0 .24 0 .24 1 .75 18
0 .40 28,867 0 .26 0 .26 1 .94 29
8 .58 25,927 0 .27 0 .27 2 .46 32
4 .39 21,379 0 .26 0 .26 2 .61 20
( 5 .14 ) 544,533 0 .32 0 .32 2 .31 20
( 4 .55 ) 628,526 0 .34 0 .34 1 .65 18
0 .30 613,853 0 .36 0 .36 1 .84 29
8 .46 449,368 0 .37 0 .37 2 .36 32
4 .29 258,787 0 .36 0 .36 2 .53 20
( 5 .20 ) 27,979 0 .38 0 .38 2 .26 20
( 4 .61 ) 31,980 0 .44 0 .40 1 .59 18
0 .24 36,033 0 .42 0 .42 1 .78 29
8 .39 29,641 0 .43 0 .43 2 .29 32
4 .20 21,544 0 .44 0 .44 2 .43 20
( 4 .84 ) 11,084,405 0 .07 0.00 2 .64 20
( 4 .32 ) 10,746,686 0 .09 0.00 2 .00 18
0 .66 9,108,797 0 .11 0.00 2 .19 29
8 .96 5,983,462 0 .11 0.00 2 .72 32
4 .69
b
4,605,482 0 .11
c
0.00
c
2 .97
c
20

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
8.2
CORE BOND FUND
Institutional Class: 3/31/23 $ 9 .97 $ 0 .30 $ ( 0 .79 ) $ ( 0 .49 ) $ ( 0 .30 ) $ — $ ( 0 .30 ) $ 9 .18
3/31/22 10 .65 0 .21 ( 0 .64 ) ( 0 .43 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 9 .97
3/31/21 10 .48 0 .25 0 .37 0 .62 ( 0 .25 ) ( 0 .20 ) ( 0 .45 ) 10 .65
3/31/20 10 .29 0 .30 0 .19 0 .49 ( 0 .30 ) — ( 0 .30 ) 10 .48
3/31/19 10 .18 0 .32 0 .11 0 .43 ( 0 .32 ) — ( 0 .32 ) 10 .29
Advisor Class: 3/31/23 9 .98 0 .29 ( 0 .80 ) ( 0 .51 ) ( 0 .29 ) — ( 0 .29 ) 9 .18
3/31/22 10 .66 0 .20 ( 0 .64 ) ( 0 .44 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 9 .98
3/31/21 10 .49 0 .24 0 .36 0 .60 ( 0 .23 ) ( 0 .20 ) ( 0 .43 ) 10 .66
3/31/20 10 .30 0 .29 0 .19 0 .48 ( 0 .29 ) — ( 0 .29 ) 10 .49
3/31/19 10 .18 0 .31 0 .12 0 .43 ( 0 .31 ) — ( 0 .31 ) 10 .30
Premier Class: 3/31/23 9 .97 0 .29 ( 0 .79 ) ( 0 .50 ) ( 0 .29 ) — ( 0 .29 ) 9 .18
3/31/22 10 .65 0 .19 ( 0 .64 ) ( 0 .45 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 9 .97
3/31/21 10 .49 0 .23 0 .36 0 .59 ( 0 .23 ) ( 0 .20 ) ( 0 .43 ) 10 .65
3/31/20 10 .30 0 .29 0 .18 0 .47 ( 0 .28 ) — ( 0 .28 ) 10 .49
3/31/19 10 .18 0 .31 0 .12 0 .43 ( 0 .31 ) — ( 0 .31 ) 10 .30
Retirement Class: 3/31/23 10 .16 0 .28 ( 0 .81 ) ( 0 .53 ) ( 0 .28 ) — ( 0 .28 ) 9 .35
3/31/22 10 .85 0 .19 ( 0 .65 ) ( 0 .46 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 10 .16
3/31/21 10 .67 0 .23 0 .37 0 .60 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 10 .85
3/31/20 10 .48 0 .28 0 .19 0 .47 ( 0 .28 ) — ( 0 .28 ) 10 .67
3/31/19 10 .36 0 .30 0 .12 0 .42 ( 0 .30 ) — ( 0 .30 ) 10 .48
Retail Class: 3/31/23 10 .15 0 .28 ( 0 .81 ) ( 0 .53 ) ( 0 .28 ) — ( 0 .28 ) 9 .34
3/31/22 10 .84 0 .18 ( 0 .65 ) ( 0 .47 ) ( 0 .18 ) ( 0 .04 ) ( 0 .22 ) 10 .15
3/31/21 10 .66 0 .22 0 .38 0 .60 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 10 .84
3/31/20 10 .47 0 .28 0 .18 0 .46 ( 0 .27 ) — ( 0 .27 ) 10 .66
3/31/19 10 .35 0 .30 0 .12 0 .42 ( 0 .30 ) — ( 0 .30 ) 10 .47
Class W: 3/31/23 9 .97 0 .33 ( 0 .79 ) ( 0 .46 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .65 0 .24 ( 0 .64 ) ( 0 .40 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 9 .97
3/31/21 10 .48 0 .28 0 .37 0 .65 ( 0 .28 ) ( 0 .20 ) ( 0 .48 ) 10 .65
3/31/20 10 .29 0 .33 0 .19 0 .52 ( 0 .33 ) — ( 0 .33 ) 10 .48
3/31/19
†
10 .00 0 .18 0 .29 0 .47 ( 0 .18 ) — ( 0 .18 ) 10 .29
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio
turnover
rate excluding
mortgage
dollar rolls
( 4 .86 ) % $ 4,625,629 0 .29% 0 .29% 3 .29% 152% 113%
( 4 .14 ) 4,490,250 0 .29 0 .29 1 .98 295
f
96
f
5 .84 2,825,828 0 .29 0 .29 2 .27 229 117
4 .75 1,753,879 0 .30 0 .30 2 .86 133 125
4 .38 954,430 0 .30 0 .30 3 .16 138 125
( 5 .09 ) 664,797 0 .42 0 .42 3 .11 152 113
( 4 .26 ) 989,602 0 .42 0 .42 1 .85 295
f
96
f
5 .70 753,975 0 .42 0 .42 2 .16 229 117
4 .61 906,706 0 .43 0 .43 2 .73 133 125
4 .37 933,420 0 .44 0 .44 3 .15 138 125
( 5 .01 ) 5,649 0 .44 0 .44 3 .11 152 113
( 4 .28 ) 6,596 0 .44 0 .44 1 .81 295
f
96
f
5 .58 11,648 0 .44 0 .44 2 .13 229 117
4 .60 13,685 0 .45 0 .45 2 .71 133 125
4 .32 14,729 0 .45 0 .45 3 .05 138 125
( 5 .15 ) 133,283 0 .54 0 .54 3 .01 152 113
( 4 .36 ) 162,596 0 .54 0 .54 1 .71 295
f
96
f
5 .51 210,938 0 .54 0 .54 2 .03 229 117
4 .56 208,899 0 .55 0 .55 2 .61 133 125
4 .20 197,645 0 .55 0 .55 2 .98 138 125
( 5 .20 ) 78,449 0 .58 0 .58 2 .97 152 113
( 4 .38 ) 93,247 0 .59 0 .55 1 .70 295
f
96
f
5 .47 107,280 0 .58 0 .58 1 .99 229 117
4 .52 106,363 0 .59 0 .59 2 .57 133 125
4 .16 92,455 0 .60 0 .60 2 .93 138 125
( 4 .59 ) 3,822,326 0 .29 0.00 3 .53 152 113
( 3 .86 ) 4,672,235 0 .29 0.00 2 .25 295
f
96
f
6 .15 4,793,554 0 .29 0.00 2 .56 229 117
5 .06 3,614,517 0 .30 0.00 3 .16 133 125
4 .77
b
3,741,378 0 .30
c
0.00
c
3 .64
c
138 125

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
8.3
CORE IMPACT BOND FUND
Institutional Class: 3/31/23 $ 9 .87 $ 0 .28 $ ( 0 .83 ) $ ( 0 .55 ) $ ( 0 .28 ) $ — $ ( 0 .28 ) $ 9 .04
3/31/22 10 .48 0 .18 ( 0 .61 ) ( 0 .43 ) ( 0 .18 ) ( 0 .00 )
d
( 0 .18 ) 9 .87
3/31/21 10 .41 0 .21 0 .33 0 .54 ( 0 .21 ) ( 0 .26 ) ( 0 .47 ) 10 .48
3/31/20 10 .28 0 .28 0 .20 0 .48 ( 0 .28 ) ( 0 .07 ) ( 0 .35 ) 10 .41
3/31/19 10 .14 0 .30 0 .14 0 .44 ( 0 .30 ) — ( 0 .30 ) 10 .28
Advisor Class: 3/31/23 9 .88 0 .27 ( 0 .83 ) ( 0 .56 ) ( 0 .27 ) — ( 0 .27 ) 9 .05
3/31/22 10 .48 0 .17 ( 0 .59 ) ( 0 .42 ) ( 0 .18 ) ( 0 .00 )
d
( 0 .18 ) 9 .88
3/31/21 10 .42 0 .20 0 .32 0 .52 ( 0 .20 ) ( 0 .26 ) ( 0 .46 ) 10 .48
3/31/20 10 .29 0 .27 0 .20 0 .47 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 10 .42
3/31/19 10 .15 0 .30 0 .14 0 .44 ( 0 .30 ) — ( 0 .30 ) 10 .29
Premier Class: 3/31/23 9 .88 0 .26 ( 0 .83 ) ( 0 .57 ) ( 0 .26 ) — ( 0 .26 ) 9 .05
3/31/22 10 .48 0 .16 ( 0 .60 ) ( 0 .44 ) ( 0 .16 ) ( 0 .00 )
d
( 0 .16 ) 9 .88
3/31/21 10 .42 0 .19 0 .32 0 .51 ( 0 .19 ) ( 0 .26 ) ( 0 .45 ) 10 .48
3/31/20 10 .29 0 .27 0 .20 0 .47 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 10 .42
3/31/19 10 .15 0 .28 0 .14 0 .42 ( 0 .28 ) — ( 0 .28 ) 10 .29
Retirement Class: 3/31/23 9 .88 0 .26 ( 0 .84 ) ( 0 .58 ) ( 0 .26 ) — ( 0 .26 ) 9 .04
3/31/22 10 .48 0 .15 ( 0 .59 ) ( 0 .44 ) ( 0 .16 ) ( 0 .00 )
d
( 0 .16 ) 9 .88
3/31/21 10 .41 0 .18 0 .33 0 .51 ( 0 .18 ) ( 0 .26 ) ( 0 .44 ) 10 .48
3/31/20 10 .29 0 .26 0 .19 0 .45 ( 0 .26 ) ( 0 .07 ) ( 0 .33 ) 10 .41
3/31/19 10 .14 0 .28 0 .15 0 .43 ( 0 .28 ) — ( 0 .28 ) 10 .29
Retail Class: 3/31/23 9 .87 0 .25 ( 0 .82 ) ( 0 .57 ) ( 0 .26 ) — ( 0 .26 ) 9 .04
3/31/22 10 .47 0 .15 ( 0 .60 ) ( 0 .45 ) ( 0 .15 ) ( 0 .00 )
d
( 0 .15 ) 9 .87
3/31/21 10 .40 0 .18 0 .33 0 .51 ( 0 .18 ) ( 0 .26 ) ( 0 .44 ) 10 .47
3/31/20 10 .28 0 .25 0 .19 0 .44 ( 0 .25 ) ( 0 .07 ) ( 0 .32 ) 10 .40
3/31/19 10 .14 0 .27 0 .14 0 .41 ( 0 .27 ) — ( 0 .27 ) 10 .28
a
Based on average shares outstanding.
d
Amount represents less than $0.01 per share.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio
turnover
rate excluding
mortgage
dollar rolls
( 5 .54 ) % $ 4,553,635 0 .37% 0 .36% 3 .07% 171% 139%
( 4 .16 ) 4,648,095 0 .38 0 .38 1 .72 255 112
5 .13 4,169,777 0 .35 0 .35 1 .92 293 186
4 .74 3,223,141 0 .36 0 .36 2 .68 115
f
110
f
4 .47 1,961,314 0 .37 0 .37 3 .02 90 82
( 5 .59 ) 1,005,499 0 .43 0 .42 2 .96 171 139
( 4 .12 ) 1,526,575 0 .44 0 .44 1 .66 255 112
4 .95 1,286,125 0 .43 0 .43 1 .83 293 186
4 .64 930,083 0 .46 0 .46 2 .58 115
f
110
f
4 .39 554,143 0 .44 0 .44 2 .97 90 82
( 5 .70 ) 23,649 0 .66 0 .54 2 .88 171 139
( 4 .23 ) 27,068 0 .58 0 .55 1 .53 255 112
4 .85 32,891 0 .53 0 .53 1 .76 293 186
4 .57 30,850 0 .53 0 .53 2 .51 115
f
110
f
4 .28 36,827 0 .55 0 .55 2 .84 90 82
( 5 .87 ) 271,648 0 .62 0 .61 2 .79 171 139
( 4 .31 ) 382,704 0 .63 0 .63 1 .45 255 112
4 .87 472,112 0 .60 0 .60 1 .69 293 186
4 .38 527,044 0 .61 0 .61 2 .43 115
f
110
f
4 .31 467,437 0 .62 0 .62 2 .77 90 82
( 5 .79 ) 251,165 0 .63 0 .62 2 .78 171 139
( 4 .32 ) 330,332 0 .64 0 .64 1 .45 255 112
4 .87 304,704 0 .61 0 .61 1 .67 293 186
4 .35 233,432 0 .64 0 .64 2 .40 115
f
110
f
4 .18 172,447 0 .65 0 .65 2 .72 90 82

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
8.4
CORE PLUS BOND FUND
Institutional Class: 3/31/23 $ 10 .03 $ 0 .34 $ ( 0 .85 ) $ ( 0 .51 ) $ ( 0 .34 ) $ — $ ( 0 .34 ) $ 9 .18
3/31/22 10 .82 0 .26 ( 0 .64 ) ( 0 .38 ) ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 10 .03
3/31/21 10 .38 0 .29 0 .52 0 .81 ( 0 .29 ) ( 0 .08 ) ( 0 .37 ) 10 .82
3/31/20 10 .35 0 .32 0 .03 0 .35 ( 0 .32 ) — ( 0 .32 ) 10 .38
3/31/19 10 .24 0 .35 0 .10 0 .45 ( 0 .34 ) — ( 0 .34 ) 10 .35
Advisor Class: 3/31/23 10 .04 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .83 0 .26 ( 0 .65 ) ( 0 .39 ) ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 10 .04
3/31/21 10 .39 0 .29 0 .51 0 .80 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .83
3/31/20 10 .36 0 .31 0 .03 0 .34 ( 0 .31 ) — ( 0 .31 ) 10 .39
3/31/19 10 .25 0 .34 0 .11 0 .45 ( 0 .34 ) — ( 0 .34 ) 10 .36
Premier Class: 3/31/23 10 .03 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .17
3/31/22 10 .82 0 .25 ( 0 .65 ) ( 0 .40 ) ( 0 .24 ) ( 0 .15 ) ( 0 .39 ) 10 .03
3/31/21 10 .38 0 .28 0 .51 0 .79 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .82
3/31/20 10 .35 0 .31 0 .02 0 .33 ( 0 .30 ) — ( 0 .30 ) 10 .38
3/31/19 10 .24 0 .33 0 .11 0 .44 ( 0 .33 ) — ( 0 .33 ) 10 .35
Retirement Class: 3/31/23 10 .04 0 .32 ( 0 .85 ) ( 0 .53 ) ( 0 .32 ) — ( 0 .32 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .66 ) ( 0 .42 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .04
3/31/21 10 .40 0 .27 0 .51 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
3/31/20 10 .37 0 .30 0 .02 0 .32 ( 0 .29 ) — ( 0 .29 ) 10 .40
3/31/19 10 .26 0 .32 0 .11 0 .43 ( 0 .32 ) — ( 0 .32 ) 10 .37
Retail Class: 3/31/23 10 .05 0 .32 ( 0 .87 ) ( 0 .55 ) ( 0 .31 ) — ( 0 .31 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .65 ) ( 0 .41 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .05
3/31/21 10 .40 0 .26 0 .52 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
3/31/20 10 .38 0 .29 0 .01 0 .30 ( 0 .28 ) — ( 0 .28 ) 10 .40
3/31/19 10 .26 0 .32 0 .11 0 .43 ( 0 .31 ) — ( 0 .31 ) 10 .38
Class W: 3/31/23 10 .03 0 .37 ( 0 .85 ) ( 0 .48 ) ( 0 .37 ) — ( 0 .37 ) 9 .18
3/31/22 10 .82 0 .30 ( 0 .65 ) ( 0 .35 ) ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 10 .03
3/31/21 10 .38 0 .32 0 .52 0 .84 ( 0 .32 ) ( 0 .08 ) ( 0 .40 ) 10 .82
3/31/20 10 .36 0 .36 0 .01 0 .37 ( 0 .35 ) — ( 0 .35 ) 10 .38
3/31/19
†
10 .07 0 .19 0 .29 0 .48 ( 0 .19 ) — ( 0 .19 ) 10 .36
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio
turnover
rate excluding
mortgage
dollar rolls
( 5 .02 ) % $ 1,484,766 0 .30% 0 .30% 3 .72% 143% 113%
( 3 .72 ) 1,557,970 0 .30 0 .30 2 .45 251 97
7 .83 1,608,213 0 .30 0 .30 2 .66 169 84
3 .31 1,383,899 0 .30 0 .30 3 .04 94
f
85
f
4 .56 1,185,094 0 .30 0 .30 3 .39 106 90
( 5 .19 ) 92,456 0 .38 0 .38 3 .58 143 113
( 3 .79 ) 162,811 0 .38 0 .38 2 .36 251 97
7 .74 208,321 0 .37 0 .37 2 .60 169 84
3 .24 211,366 0 .38 0 .38 2 .93 94
f
85
f
4 .51 35,007 0 .35 0 .35 3 .39 106 90
( 5 .27 ) 5,932 0 .45 0 .45 3 .56 143 113
( 3 .86 ) 7,305 0 .45 0 .45 2 .30 251 97
7 .67 8,155 0 .45 0 .45 2 .53 169 84
3 .16 9,431 0 .45 0 .45 2 .89 94
f
85
f
4 .41 10,707 0 .45 0 .45 3 .25 106 90
( 5 .25 ) 301,925 0 .55 0 .55 3 .47 143 113
( 4 .04 ) 326,659 0 .55 0 .55 2 .20 251 97
7 .55 397,965 0 .55 0 .55 2 .42 169 84
3 .06 394,611 0 .55 0 .55 2 .79 94
f
85
f
4 .30 436,641 0 .55 0 .55 3 .18 106 90
( 5 .40 ) 236,915 0 .62 0 .61 3 .41 143 113
( 3 .95 ) 270,848 0 .61 0 .56 2 .19 251 97
7 .48 302,270 0 .61 0 .61 2 .36 169 84
2 .90 298,496 0 .61 0 .61 2 .73 94
f
85
f
4 .33 256,549 0 .62 0 .62 3 .11 106 90
( 4 .74 ) 2,383,204 0 .30 0.00 4 .00 143 113
( 3 .43 ) 2,925,520 0 .30 0.00 2 .75 251 97
8 .14 3,039,900 0 .30 0.00 2 .95 169 84
3 .52 2,268,780 0 .30 0.00 3 .34 94
f
85
f
4 .82
b
2,370,116 0 .31
c
0.00
c
3 .84
c
106 90

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
8.5
5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class: 3/31/23 $ 10 .04 $ 0 .23 $ ( 0 .23 ) $ — $ ( 0 .23 ) $ ( 0 .01 ) $ ( 0 .24 ) $ 9 .80
3/31/22 10 .90 0 .22 ( 0 .78 ) ( 0 .56 ) ( 0 .23 ) ( 0 .07 ) ( 0 .30 ) 10 .04
3/31/21 10 .50 0 .24 0 .43 0 .67 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 10 .90
3/31/20 10 .55 0 .26 ( 0 .03 ) 0 .23 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 10 .50
3/31/19 10 .26 0 .27 0 .30 0 .57 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .55
Advisor Class: 3/31/23 10 .03 0 .22 ( 0 .22 ) — ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 9 .80
3/31/22 10 .89 0 .21 ( 0 .79 ) ( 0 .58 ) ( 0 .21 ) ( 0 .07 ) ( 0 .28 ) 10 .03
3/31/21 10 .50 0 .23 0 .42 0 .65 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 10 .89
3/31/20 10 .55 0 .25 ( 0 .02 ) 0 .23 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 10 .50
3/31/19 10 .26 0 .26 0 .30 0 .56 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 10 .55
Retail Class: 3/31/23 10 .05 0 .20 ( 0 .23 ) ( 0 .03 ) ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 9 .81
3/31/22 10 .91 0 .20 ( 0 .79 ) ( 0 .59 ) ( 0 .20 ) ( 0 .07 ) ( 0 .27 ) 10 .05
3/31/21 10 .51 0 .21 0 .43 0 .64 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 10 .91
3/31/20 10 .56 0 .23 ( 0 .03 ) 0 .20 ( 0 .23 ) ( 0 .02 ) ( 0 .25 ) 10 .51
3/31/19 10 .27 0 .24 0 .30 0 .54 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .56
a
Based on average shares outstanding.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
0 .05% $ 8,747 0 .34% 0 .30% 2 .36% 15%
( 5 .31 ) 18,226 0 .33 0 .30 2 .09 9
6 .48 8,099 0 .32 0 .30 2 .24 23
2 .21 4,946 0 .33 0 .30 2 .43 21
5 .64 5,091 0 .35 0 .31 2 .71 43
0 .06 533 0 .42 0 .38 2 .27 15
( 5 .42 ) 683 0 .43 0 .40 1 .97 9
6 .30 666 0 .40 0 .38 2 .16 23
2 .14 966 0 .41 0 .38 2 .36 21
5 .58 228 0 .41 0 .38 2 .58 43
( 0 .23 ) 227,830 0 .62 0 .58 2 .08 15
( 5 .54 ) 248,157 0 .61 0 .54 1 .83 9
6 .18 272,018 0 .59 0 .58 1 .97 23
1 .93 264,478 0 .61 0 .58 2 .17 21
5 .34 265,913 0 .63 0 .60 2 .34 43

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
8.6
GREEN BOND FUND
Institutional Class: 3/31/23 $ 9 .95 $ 0 .31 $ ( 0 .78 ) $ ( 0 .47 ) $ ( 0 .31 ) $ ( 0 .01 ) $ ( 0 .32 ) $ 9 .16
3/31/22 10 .62 0 .24 ( 0 .61 ) ( 0 .37 ) ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .95
3/31/21 10 .22 0 .27 0 .58 0 .85 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 10 .62
3/31/20 10 .33 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 10 .22
3/31/19* 10 .00 0 .14 0 .33 0 .47 ( 0 .14 ) — ( 0 .14 ) 10 .33
Advisor Class: 3/31/23 9 .95 0 .32 ( 0 .79 ) ( 0 .47 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 9 .16
3/31/22 10 .62 0 .24 ( 0 .62 ) ( 0 .38 ) ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 9 .95
3/31/21 10 .22 0 .27 0 .58 0 .85 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 10 .62
3/31/20 10 .33 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 10 .22
3/31/19* 10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
Premier Class: 3/31/23 9 .95 0 .30 ( 0 .78 ) ( 0 .48 ) ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .16
3/31/22 10 .62 0 .23 ( 0 .62 ) ( 0 .39 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
3/31/21 10 .22 0 .26 0 .58 0 .84 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .62
3/31/20 10 .33 0 .32 ( 0 .02 ) 0 .30 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 10 .22
3/31/19* 10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
Retirement Class: 3/31/23 9 .95 0 .30 ( 0 .78 ) ( 0 .48 ) ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .16
3/31/22 10 .63 0 .23 ( 0 .63 ) ( 0 .40 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
3/31/21 10 .22 0 .26 0 .59 0 .85 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .63
3/31/20 10 .33 0 .31 ( 0 .01 ) 0 .30 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 10 .22
3/31/19* 10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
Retail Class: 3/31/23 9 .95 0 .29 ( 0 .78 ) ( 0 .49 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 9 .16
3/31/22 10 .63 0 .22 ( 0 .63 ) ( 0 .41 ) ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 9 .95
3/31/21 10 .22 0 .24 0 .59 0 .83 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 10 .63
3/31/20 10 .33 0 .30 ( 0 .01 ) 0 .29 ( 0 .31 ) ( 0 .09 ) ( 0 .40 ) 10 .22
3/31/19* 10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
*
The Fund commenced operations on November 16, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 4 .70 ) % $ 77,172 0 .61% 0 .41% 3 .41% 36%
( 3 .71 ) 77,183 0 .81 0 .45 2 .34 27
8 .27 27,694 0 .93 0 .45 2 .50 34
2 .94 21,857 1 .21 0 .45 3 .15 37
4 .71
b
21,751 2 .99
c
0 .45
c
3 .68
c
31
b
( 4 .76 ) 43,796 0 .71 0 .51 3 .60 36
( 3 .73 ) 3,270 0 .83 0 .47 2 .30 27
8 .25 1,570 0 .94 0 .46 2 .49 34
2 .93 1,069 1 .22 0 .46 3 .14 37
4 .66
b
1,033 3 .37
c
0 .60
c
3 .53
c
31
b
( 4 .84 ) 916 0 .77 0 .57 3 .25 36
( 3 .84 ) 995 0 .97 0 .58 2 .18 27
8 .16 1,062 1 .08 0 .55 2 .41 34
2 .79 1,022 1 .37 0 .60 3 .00 37
4 .66
b
1,033 3 .52
c
0 .60
c
3 .53
c
31
b
( 4 .86 ) 14,141 0 .86 0 .58 3 .23 36
( 3 .93 ) 15,531 1 .06 0 .58 2 .18 27
8 .26 14,133 1 .18 0 .54 2 .38 34
2 .77 6,457 1 .47 0 .62 2 .96 37
4 .65
b
1,620 3 .54
c
0 .62
c
3 .60
c
31
b
( 4 .98 ) 7,756 0 .91 0 .71 3 .12 36
( 4 .06 ) 7,465 1 .33 0 .73 2 .04 27
8 .07 6,342 1 .26 0 .73 2 .20 34
2 .69 2,816 1 .59 0 .71 2 .87 37
4 .62
b
1,403 3 .92
c
0 .71
c
3 .50
c
31
b

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
8.7
HIGH-YIELD FUND
Institutional Class: 3/31/23 $ 9 .11 $ 0 .48 $ ( 0 .76 ) $ ( 0 .28 ) $ ( 0 .48 ) $ — $ ( 0 .48 ) $ 8 .35
3/31/22 9 .53 0 .45 ( 0 .43 ) 0 .02 ( 0 .44 ) — ( 0 .44 ) 9 .11
3/31/21 8 .36 0 .47 1 .17 1 .64 ( 0 .47 ) — ( 0 .47 ) 9 .53
3/31/20 9 .61 0 .54 ( 1 .25 ) ( 0 .71 ) ( 0 .54 ) — ( 0 .54 ) 8 .36
3/31/19 9 .56 0 .56 0 .05 0 .61 ( 0 .56 ) — ( 0 .56 ) 9 .61
Advisor Class: 3/31/23 9 .10 0 .46 ( 0 .74 ) ( 0 .28 ) ( 0 .47 ) — ( 0 .47 ) 8 .35
3/31/22 9 .52 0 .43 ( 0 .42 ) 0 .01 ( 0 .43 ) — ( 0 .43 ) 9 .10
3/31/21 8 .35 0 .46 1 .17 1 .63 ( 0 .46 ) — ( 0 .46 ) 9 .52
3/31/20 9 .60 0 .53 ( 1 .25 ) ( 0 .72 ) ( 0 .53 ) — ( 0 .53 ) 8 .35
3/31/19 9 .56 0 .55 0 .03 0 .58 ( 0 .54 ) — ( 0 .54 ) 9 .60
Premier Class: 3/31/23 9 .12 0 .47 ( 0 .76 ) ( 0 .29 ) ( 0 .47 ) — ( 0 .47 ) 8 .36
3/31/22 9 .54 0 .43 ( 0 .42 ) 0 .01 ( 0 .43 ) — ( 0 .43 ) 9 .12
3/31/21 8 .37 0 .46 1 .17 1 .63 ( 0 .46 ) — ( 0 .46 ) 9 .54
3/31/20 9 .62 0 .53 ( 1 .25 ) ( 0 .72 ) ( 0 .53 ) — ( 0 .53 ) 8 .37
3/31/19 9 .57 0 .54 0 .05 0 .59 ( 0 .54 ) — ( 0 .54 ) 9 .62
Retirement Class: 3/31/23 9 .11 0 .45 ( 0 .74 ) ( 0 .29 ) ( 0 .46 ) — ( 0 .46 ) 8 .36
3/31/22 9 .53 0 .42 ( 0 .42 ) 0 .00
d
( 0 .42 ) — ( 0 .42 ) 9 .11
3/31/21 8 .36 0 .45 1 .17 1 .62 ( 0 .45 ) — ( 0 .45 ) 9 .53
3/31/20 9 .61 0 .52 ( 1 .25 ) ( 0 .73 ) ( 0 .52 ) — ( 0 .52 ) 8 .36
3/31/19 9 .57 0 .53 0 .04 0 .57 ( 0 .53 ) — ( 0 .53 ) 9 .61
Retail Class: 3/31/23 9 .15 0 .45 ( 0 .75 ) ( 0 .30 ) ( 0 .46 ) — ( 0 .46 ) 8 .39
3/31/22 9 .57 0 .42 ( 0 .42 ) 0 .00
d
( 0 .42 ) — ( 0 .42 ) 9 .15
3/31/21 8 .39 0 .45 1 .18 1 .63 ( 0 .45 ) — ( 0 .45 ) 9 .57
3/31/20 9 .65 0 .52 ( 1 .26 ) ( 0 .74 ) ( 0 .52 ) — ( 0 .52 ) 8 .39
3/31/19 9 .61 0 .53 0 .04 0 .57 ( 0 .53 ) — ( 0 .53 ) 9 .65
Class W: 3/31/23 9 .11 0 .51 ( 0 .76 ) ( 0 .25 ) ( 0 .51 ) — ( 0 .51 ) 8 .35
3/31/22 9 .53 0 .48 ( 0 .42 ) 0 .06 ( 0 .48 ) — ( 0 .48 ) 9 .11
3/31/21 8 .36 0 .50 1 .17 1 .67 ( 0 .50 ) — ( 0 .50 ) 9 .53
3/31/20 9 .61 0 .57 ( 1 .25 ) ( 0 .68 ) ( 0 .57 ) — ( 0 .57 ) 8 .36
3/31/19
†
9 .66 0 .30 ( 0 .05 ) 0 .25 ( 0 .30 ) — ( 0 .30 ) 9 .61
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .94 ) % $ 1,412,278 0 .36% 0 .35% 5 .64% 39%
0 .17 2,147,075 0 .36 0 .34 4 .67 70
f
19 .94 2,703,046 0 .36 0 .34 5 .08 79
( 7 .96 ) 2,281,685 0 .36 0 .35 5 .63 42
6 .58 3,105,793 0 .36 0 .36 5 .86 45
( 2 .96 ) 7,984 0 .49 0 .47 5 .51 39
0 .05 9,760 0 .47 0 .46 4 .54 70
f
19 .84 8,320 0 .45 0 .44 4 .95 79
( 8 .08 ) 4,669 0 .47 0 .47 5 .50 42
6 .34 13,910 0 .47 0 .47 5 .80 45
( 3 .08 ) 14,913 0 .51 0 .50 5 .54 39
0 .02 15,798 0 .51 0 .49 4 .54 70
f
19 .74 20,200 0 .51 0 .49 4 .95 79
( 8 .09 ) 19,372 0 .51 0 .50 5 .49 42
6 .41 32,528 0 .51 0 .51 5 .54 45
( 3 .07 ) 220,167 0 .61 0 .60 5 .42 39
( 0 .08 ) 265,385 0 .61 0 .59 4 .43 70
f
19 .64 306,428 0 .61 0 .59 4 .85 79
( 8 .19 ) 294,164 0 .61 0 .60 5 .39 42
6 .20 385,205 0 .61 0 .61 5 .60 45
( 3 .19 ) 213,517 0 .66 0 .64 5 .38 39
( 0 .07 ) 249,616 0 .65 0 .60 4 .41 70
f
19 .67 276,792 0 .65 0 .63 4 .81 79
( 8 .27 ) 268,804 0 .64 0 .63 5 .35 42
6 .17 324,373 0 .63 0 .63 5 .55 45
( 2 .61 ) 534,772 0 .36 0.00 6 .05 39
0 .51 450,278 0 .36 0.00 5 .02 70
f
20 .34 469,612 0 .36 0.00 5 .42 79
( 7 .64 ) 378,659 0 .36 0.00 6 .00 42
2 .69
b
290,227 0 .36
c
0.00
c
6 .38
c
45

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
8.8
INFLATION-LINKED BOND FUND
Institutional Class: 3/31/23 $ 11 .84 $ 0 .69 $ ( 1 .06 ) $ ( 0 .37 ) $ ( 0 .68 ) $ ( 0 .08 ) $ ( 0 .76 ) $ 10 .71
3/31/22 12 .24 0 .74 ( 0 .28 ) 0 .46 ( 0 .73 ) ( 0 .13 ) ( 0 .86 ) 11 .84
3/31/21 11 .54 0 .16 0 .71 0 .87 ( 0 .17 ) — ( 0 .17 ) 12 .24
3/31/20 11 .29 0 .29 0 .20 0 .49 ( 0 .24 ) — ( 0 .24 ) 11 .54
3/31/19 11 .28 0 .24 0 .05 0 .29 ( 0 .28 ) — ( 0 .28 ) 11 .29
Advisor Class: 3/31/23 11 .84 0 .69 ( 1 .07 ) ( 0 .38 ) ( 0 .67 ) ( 0 .08 ) ( 0 .75 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .29 ) 0 .45 ( 0 .72 ) ( 0 .13 ) ( 0 .85 ) 11 .84
3/31/21 11 .55 0 .16 0 .69 0 .85 ( 0 .16 ) — ( 0 .16 ) 12 .24
3/31/20 11 .29 0 .21 0 .28 0 .49 ( 0 .23 ) — ( 0 .23 ) 11 .55
3/31/19 11 .28 0 .16 0 .12 0 .28 ( 0 .27 ) — ( 0 .27 ) 11 .29
Premier Class: 3/31/23 11 .82 0 .64 ( 1 .04 ) ( 0 .40 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .68
3/31/22 12 .22 0 .78 ( 0 .34 ) 0 .44 ( 0 .71 ) ( 0 .13 ) ( 0 .84 ) 11 .82
3/31/21 11 .52 0 .16 0 .69 0 .85 ( 0 .15 ) — ( 0 .15 ) 12 .22
3/31/20 11 .26 0 .28 0 .20 0 .48 ( 0 .22 ) — ( 0 .22 ) 11 .52
3/31/19 11 .25 0 .21 0 .06 0 .27 ( 0 .26 ) — ( 0 .26 ) 11 .26
Retirement Class: 3/31/23 11 .94 0 .65 ( 1 .06 ) ( 0 .41 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .79
3/31/22 12 .34 0 .73 ( 0 .30 ) 0 .43 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .94
3/31/21 11 .63 0 .14 0 .71 0 .85 ( 0 .14 ) — ( 0 .14 ) 12 .34
3/31/20 11 .36 0 .28 0 .19 0 .47 ( 0 .20 ) — ( 0 .20 ) 11 .63
3/31/19 11 .36 0 .17 0 .09 0 .26 ( 0 .26 ) — ( 0 .26 ) 11 .36
Retail Class: 3/31/23 11 .51 0 .62 ( 1 .02 ) ( 0 .40 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 10 .38
3/31/22 11 .92 0 .70 ( 0 .28 ) 0 .42 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .51
3/31/21 11 .25 0 .13 0 .67 0 .80 ( 0 .13 ) — ( 0 .13 ) 11 .92
3/31/20 10 .99 0 .23 0 .23 0 .46 ( 0 .20 ) — ( 0 .20 ) 11 .25
3/31/19 11 .00 0 .16 0 .08 0 .24 ( 0 .25 ) — ( 0 .25 ) 10 .99
Class W: 3/31/23 11 .84 0 .67 ( 1 .02 ) ( 0 .35 ) ( 0 .70 ) ( 0 .08 ) ( 0 .78 ) 10 .71
3/31/22 12 .24 0 .78 ( 0 .29 ) 0 .49 ( 0 .76 ) ( 0 .13 ) ( 0 .89 ) 11 .84
3/31/21 11 .54 0 .21 0 .68 0 .89 ( 0 .19 ) — ( 0 .19 ) 12 .24
3/31/20 11 .29 0 .31 0 .21 0 .52 ( 0 .27 ) — ( 0 .27 ) 11 .54
3/31/19
†
11 .13 0 .02 0 .26 0 .28 ( 0 .12 ) — ( 0 .12 ) 11 .29
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 3 .01 ) % $ 603,640 0 .25% 0 .23% 6 .20% 19%
3 .76 866,667 0 .25 0 .23 6 .00 21
f
7 .53 1,209,995 0 .25 0 .23 1 .31 27
4 .36 1,692,282 0 .26 0 .24 2 .56 26
2 .67 1,634,250 0 .26 0 .26 2 .12 21
( 3 .09 ) 93,832 0 .35 0 .33 6 .27 19
3 .58 159,518 0 .35 0 .33 6 .00 21
f
7 .43 123,505 0 .34 0 .32 1 .31 27
4 .38 141,821 0 .34 0 .32 1 .79 26
2 .52 300 0 .36 0 .36 1 .47 21
( 3 .22 ) 2,422 0 .40 0 .38 5 .85 19
3 .61 2,627 0 .40 0 .38 6 .25 21
f
7 .38 8,211 0 .40 0 .38 1 .34 27
4 .26 3,068 0 .41 0 .39 2 .42 26
2 .44 3,490 0 .41 0 .41 1 .86 21
( 3 .35 ) 143,144 0 .50 0 .48 5 .83 19
3 .47 172,924 0 .50 0 .48 5 .86 21
f
7 .29 178,970 0 .50 0 .48 1 .17 27
4 .18 188,609 0 .51 0 .49 2 .37 26
2 .31 222,321 0 .51 0 .51 1 .50 21
( 3 .34 ) 131,097 0 .56 0 .54 5 .77 19
3 .48 157,227 0 .57 0 .52 5 .81 21
f
7 .12 150,264 0 .56 0 .54 1 .13 27
4 .07 149,027 0 .57 0 .55 2 .06 26
2 .32 101,245 0 .58 0 .58 1 .46 21
( 2 .84 ) 1,876,046 0 .25 0.00 6 .14 19
4 .00 1,908,794 0 .25 0.00 6 .31 21
f
7 .77 1,746,530 0 .25 0.00 1 .71 27
4 .67 1,252,667 0 .26 0.00 2 .70 26
2 .56
b
1,132,698 0 .26
c
0.00
c
0 .31
c
21

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
8.9
SHORT DURATION IMPACT BOND FUND
Institutional Class: 3/31/23 $ 9 .82 $ 0 .30 $ ( 0 .26 ) $ 0 .04 $ ( 0 .28 ) $ — $ ( 0 .28 ) $ 9 .58
3/31/22 10 .25 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 9 .82
3/31/21 9 .86 0 .20 0 .48 0 .68 ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 10 .25
3/31/20 10 .08 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 9 .86
3/31/19* 10 .00 0 .12 0 .08 0 .20 ( 0 .12 ) — ( 0 .12 ) 10 .08
Advisor Class: 3/31/23 9 .82 0 .26 ( 0 .23 ) 0 .03 ( 0 .28 ) — ( 0 .28 ) 9 .57
3/31/22 10 .25 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 9 .82
3/31/21 9 .86 0 .20 0 .48 0 .68 ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 10 .25
3/31/20 10 .08 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 9 .86
3/31/19* 10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
Premier Class: 3/31/23 9 .82 0 .26 ( 0 .24 ) 0 .02 ( 0 .26 ) — ( 0 .26 ) 9 .58
3/31/22 10 .25 0 .14 ( 0 .38 ) ( 0 .24 ) ( 0 .14 ) ( 0 .05 ) ( 0 .19 ) 9 .82
3/31/21 9 .86 0 .19 0 .48 0 .67 ( 0 .19 ) ( 0 .09 ) ( 0 .28 ) 10 .25
3/31/20 10 .08 0 .27 ( 0 .17 ) 0 .10 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 9 .86
3/31/19* 10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
Retirement Class: 3/31/23 9 .82 0 .25 ( 0 .24 ) 0 .01 ( 0 .25 ) — ( 0 .25 ) 9 .58
3/31/22 10 .25 0 .13 ( 0 .38 ) ( 0 .25 ) ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 9 .82
3/31/21 9 .86 0 .18 0 .48 0 .66 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 10 .25
3/31/20 10 .08 0 .25 ( 0 .16 ) 0 .09 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .86
3/31/19* 10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
Retail Class: 3/31/23 9 .82 0 .26 ( 0 .25 ) 0 .01 ( 0 .25 ) — ( 0 .25 ) 9 .58
3/31/22 10 .25 0 .13 ( 0 .38 ) ( 0 .25 ) ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 9 .82
3/31/21 9 .86 0 .18 0 .48 0 .66 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 10 .25
3/31/20 10 .08 0 .25 ( 0 .17 ) 0 .08 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .86
3/31/19* 10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
*
The Fund commenced operations on November 16, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
0 .42% $ 57,126 0 .74% 0 .34% 3 .13% 317%
( 2 .29 ) 24,494 0 .96 0 .35 1 .50 76
6 .92 23,952 1 .06 0 .35 1 .99 136
1 .08 22,112 1 .18 0 .35 2 .77 103
1 .99
b
22,599 2 .89
c
0 .35
c
3 .17
c
39
b
0 .36 1,746 0 .78 0 .38 2 .74 317
( 2 .32 ) 4,866 1 .01 0 .39 1 .47 76
6 .92 1,077 1 .06 0 .35 1 .99 136
1 .07 986 1 .18 0 .35 2 .77 103
1 .93
b
1,008 3 .27
c
0 .50
c
3 .01
c
39
b
0 .27 958 0 .89 0 .49 2 .74 317
( 2 .44 ) 982 1 .12 0 .50 1 .35 76
6 .76 1,025 1 .21 0 .50 1 .84 136
0 .93 986 1 .34 0 .50 2 .62 103
1 .93
b
1,008 3 .42
c
0 .50
c
3 .01
c
39
b
0 .17 6,583 0 .99 0 .59 2 .65 317
( 2 .51 ) 5,683 1 .22 0 .57 1 .28 76
6 .66 4,737 1 .31 0 .60 1 .72 136
0 .83 3,260 1 .43 0 .60 2 .51 103
1 .90
b
1,095 3 .50
c
0 .60
c
2 .91
c
39
b
0 .17 3,270 0 .99 0 .59 2 .68 317
( 2 .54 ) 2,232 1 .89 0 .60 1 .24 76
6 .67 2,207 1 .40 0 .59 1 .71 136
0 .74 1,233 1 .61 0 .68 2 .44 103
1 .87
b
1,118 3 .85
c
0 .68
c
2 .84
c
39
b

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
9.01
SHORT-TERM BOND FUND
Institutional Class: 3/31/23 $ 10 .12 $ 0 .27 $ ( 0 .21 ) $ 0 .06 $ ( 0 .27 ) $ ( 0 .01 ) $ ( 0 .28 ) $ 9 .90
3/31/22 10 .47 0 .16 ( 0 .34 ) ( 0 .18 ) ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .12
3/31/21 10 .22 0 .17 0 .26 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .47
3/31/20 10 .29 0 .27 ( 0 .07 ) 0 .20 ( 0 .27 ) — ( 0 .27 ) 10 .22
3/31/19 10 .25 0 .26 0 .04 0 .30 ( 0 .26 ) — ( 0 .26 ) 10 .29
Advisor Class: 3/31/23 10 .12 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .90
3/31/22 10 .46 0 .15 ( 0 .33 ) ( 0 .18 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .12
3/31/21 10 .21 0 .16 0 .27 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .46
3/31/20 10 .29 0 .26 ( 0 .08 ) 0 .18 ( 0 .26 ) — ( 0 .26 ) 10 .21
3/31/19 10 .24 0 .27 0 .03 0 .30 ( 0 .25 ) — ( 0 .25 ) 10 .29
Premier Class: 3/31/23 10 .13 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .91
3/31/22 10 .48 0 .15 ( 0 .34 ) ( 0 .19 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .13
3/31/21 10 .23 0 .16 0 .26 0 .42 ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .48
3/31/20 10 .30 0 .26 ( 0 .07 ) 0 .19 ( 0 .26 ) — ( 0 .26 ) 10 .23
3/31/19 10 .26 0 .25 0 .04 0 .29 ( 0 .25 ) — ( 0 .25 ) 10 .30
Retirement Class: 3/31/23 10 .13 0 .25 ( 0 .20 ) 0 .05 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 9 .92
3/31/22 10 .48 0 .14 ( 0 .34 ) ( 0 .20 ) ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .13
3/31/21 10 .23 0 .15 0 .26 0 .41 ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .48
3/31/20 10 .30 0 .25 ( 0 .07 ) 0 .18 ( 0 .25 ) — ( 0 .25 ) 10 .23
3/31/19 10 .26 0 .24 0 .04 0 .28 ( 0 .24 ) — ( 0 .24 ) 10 .30
Retail Class: 3/31/23 10 .13 0 .24 ( 0 .21 ) 0 .03 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 9 .91
3/31/22 10 .47 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .13 ) ( 0 .01 ) ( 0 .14 ) 10 .13
3/31/21 10 .23 0 .14 0 .25 0 .39 ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .47
3/31/20 10 .30 0 .24 ( 0 .07 ) 0 .17 ( 0 .24 ) — ( 0 .24 ) 10 .23
3/31/19 10 .26 0 .23 0 .04 0 .27 ( 0 .23 ) — ( 0 .23 ) 10 .30
Class W: 3/31/23 10 .12 0 .30 ( 0 .21 ) 0 .09 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .90
3/31/22 10 .46 0 .19 ( 0 .33 ) ( 0 .14 ) ( 0 .19 ) ( 0 .01 ) ( 0 .20 ) 10 .12
3/31/21 10 .22 0 .20 0 .25 0 .45 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .46
3/31/20 10 .29 0 .30 ( 0 .07 ) 0 .23 ( 0 .30 ) — ( 0 .30 ) 10 .22
3/31/19
†
10 .20 0 .15 0 .09 0 .24 ( 0 .15 ) — ( 0 .15 ) 10 .29
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio
turnover
rate excluding
mortgage
dollar rolls
0 .67% $ 585,208 0 .27% 0 .27% 2 .74% 157% 157%
( 1 .70 ) 523,478 0 .26 0 .26 1 .56 104 104
4 .23 666,050 0 .26 0 .26 1 .66 167 161
1 .95 616,292 0 .27 0 .27 2 .63 139 139
2 .99 902,950 0 .27 0 .27 2 .52 118 118
0 .58 220,856 0 .36 0 .36 2 .64 157 157
( 1 .70 ) 235,228 0 .35 0 .35 1 .48 104 104
4 .15 230,355 0 .35 0 .35 1 .57 167 161
1 .76 169,158 0 .35 0 .35 2 .51 139 139
3 .00 7,875 0 .40 0 .40 2 .72 118 118
0 .52 3,521 0 .42 0 .42 2 .57 157 157
( 1 .85 ) 3,733 0 .42 0 .42 1 .42 104 104
4 .07 3,199 0 .41 0 .41 1 .55 167 161
1 .80 4,195 0 .42 0 .42 2 .50 139 139
2 .83 8,522 0 .42 0 .42 2 .39 118 118
0 .52 204,233 0 .52 0 .52 2 .54 157 157
( 1 .95 ) 118,117 0 .51 0 .51 1 .31 104 104
3 .97 142,261 0 .51 0 .51 1 .40 167 161
1 .70 112,810 0 .52 0 .52 2 .37 139 139
2 .73 110,523 0 .52 0 .52 2 .31 118 118
0 .36 123,364 0 .58 0 .58 2 .42 157 157
( 1 .88 ) 143,840 0 .57 0 .54 1 .28 104 104
3 .82 162,317 0 .56 0 .56 1 .37 167 161
1 .65 173,174 0 .57 0 .57 2 .31 139 139
2 .67 111,808 0 .58 0 .58 2 .24 118 118
0 .94 862,657 0 .27 0.00 2 .99 157 157
( 1 .35 ) 972,321 0 .26 0.00 1 .83 104 104
4 .41 955,303 0 .26 0.00 1 .91 167 161
2 .22 734,717 0 .27 0.00 2 .90 139 139
2 .38
b
843,472 0 .27
c
0.00
c
2 .96
c
118 118

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
9.1
SHORT-TERM BOND INDEX FUND
Institutional Class: 3/31/23 $ 9 .72 $ 0 .16 $ ( 0 .14 ) $ 0 .02 $ ( 0 .16 ) $ — $ ( 0 .16 ) $ 9 .58
3/31/22 10 .11 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .05 ) ( 0 .04 ) ( 0 .09 ) 9 .72
3/31/21 10 .12 0 .13 0 .02 0 .15 ( 0 .13 ) ( 0 .03 ) ( 0 .16 ) 10 .11
3/31/20 9 .91 0 .22 0 .21 0 .43 ( 0 .22 ) — ( 0 .22 ) 10 .12
3/31/19 9 .84 0 .20 0 .08 0 .28 ( 0 .21 ) — ( 0 .21 ) 9 .91
Advisor Class: 3/31/23 9 .71 0 .15 ( 0 .14 ) 0 .01 ( 0 .15 ) — ( 0 .15 ) 9 .57
3/31/22 10 .11 0 .04 ( 0 .36 ) ( 0 .32 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
3/31/21 10 .12 0 .12 0 .02 0 .14 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 10 .11
3/31/20 9 .91 0 .21 0 .21 0 .42 ( 0 .21 ) — ( 0 .21 ) 10 .12
3/31/19 9 .84 0 .20 0 .07 0 .27 ( 0 .20 ) — ( 0 .20 ) 9 .91
Premier Class: 3/31/23 9 .71 0 .13 ( 0 .12 ) 0 .01 ( 0 .15 ) — ( 0 .15 ) 9 .57
3/31/22 10 .10 0 .04 ( 0 .35 ) ( 0 .31 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
3/31/21 10 .12 0 .12 0 .01 0 .13 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 10 .10
3/31/20 9 .90 0 .21 0 .22 0 .43 ( 0 .21 ) — ( 0 .21 ) 10 .12
3/31/19 9 .83 0 .20 0 .07 0 .27 ( 0 .20 ) — ( 0 .20 ) 9 .90
Retirement Class: 3/31/23 9 .71 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) — ( 0 .14 ) 9 .58
3/31/22 10 .11 0 .03 ( 0 .36 ) ( 0 .33 ) ( 0 .03 ) ( 0 .04 ) ( 0 .07 ) 9 .71
3/31/21 10 .12 0 .10 0 .03 0 .13 ( 0 .11 ) ( 0 .03 ) ( 0 .14 ) 10 .11
3/31/20 9 .91 0 .19 0 .22 0 .41 ( 0 .20 ) — ( 0 .20 ) 10 .12
3/31/19 9 .84 0 .19 0 .07 0 .26 ( 0 .19 ) — ( 0 .19 ) 9 .91
Retail Class: 3/31/23 9 .71 0 .13 ( 0 .14 ) ( 0 .01 ) ( 0 .13 ) — ( 0 .13 ) 9 .57
3/31/22 10 .11 0 .02 ( 0 .36 ) ( 0 .34 ) ( 0 .02 ) ( 0 .04 ) ( 0 .06 ) 9 .71
3/31/21 10 .12 0 .10 0 .02 0 .12 ( 0 .10 ) ( 0 .03 ) ( 0 .13 ) 10 .11
3/31/20 9 .91 0 .19 0 .21 0 .40 ( 0 .19 ) — ( 0 .19 ) 10 .12
3/31/19 9 .84 0 .18 0 .07 0 .25 ( 0 .18 ) — ( 0 .18 ) 9 .91
Class W: 3/31/23 9 .72 0 .17 ( 0 .14 ) 0 .03 ( 0 .17 ) — ( 0 .17 ) 9 .58
3/31/22 10 .11 0 .06 ( 0 .35 ) ( 0 .29 ) ( 0 .06 ) ( 0 .04 ) ( 0 .10 ) 9 .72
3/31/21 10 .12 0 .14 0 .02 0 .16 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 10 .11
3/31/20 9 .91 0 .23 0 .21 0 .44 ( 0 .23 ) — ( 0 .23 ) 10 .12
3/31/19
†
9 .80 0 .12 0 .11 0 .23 ( 0 .12 ) — ( 0 .12 ) 9 .91
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
0 .24% $ 75,270 0 .08% 0 .08% 1 .69% 69%
( 2 .94 ) 77,863 0 .10 0 .10 0 .54 49
1 .45 77,335 0 .11 0 .11 1 .26 48
4 .41 54,735 0 .13 0 .12 2 .21 66
2 .92 43,990 0 .15 0 .06 2 .05 61
0 .12 592 0 .20 0 .20 1 .53 69
( 3 .16 ) 789 0 .22 0 .22 0 .43 49
1 .32 696 0 .24 0 .24 1 .14 48
4 .25 645 0 .27 0 .27 2 .09 66
2 .78 868 0 .29 0 .23 2 .08 61
0 .08 408 0 .24 0 .24 1 .38 69
( 3 .10 ) 659 0 .26 0 .26 0 .38 49
1 .30 633 0 .26 0 .26 1 .14 48
4 .25 621 0 .28 0 .27 2 .06 66
2 .77 636 0 .31 0 .24 2 .02 61
( 0 .01 ) 450,126 0 .33 0 .33 1 .51 69
( 3 .18 ) 309,263 0 .35 0 .35 0 .29 49
1 .20 179,545 0 .36 0 .36 0 .98 48
4 .15 83,232 0 .38 0 .37 1 .96 66
2 .66 52,082 0 .40 0 .34 1 .96 61
( 0 .05 ) 2,587 0 .37 0 .37 1 .37 69
( 3 .35 ) 2,831 0 .83 0 .46 0 .18 49
1 .12 4,318 0 .44 0 .44 0 .94 48
4 .05 3,115 0 .50 0 .47 1 .87 66
2 .56 2,652 0 .58 0 .44 1 .84 61
0 .32 1,044,339 0 .08 0.00 1 .79 69
( 2 .85 ) 970,293 0 .10 0.00 0 .64 49
1 .56 803,300 0 .11 0.00 1 .36 48
4 .53 532,333 0 .13 0.00 2 .33 66
2 .36
b
395,924 0 .14
c
0.00
c
2 .46
c
61

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
9.2
MONEY MARKET FUND
Institutional Class: 3/31/23 $ 1 .00 $ 0 .03 $ 0 .00
d
$ 0 .03 $ ( 0 .03 ) $ — $ ( 0 .03 ) $ 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Advisor Class: 3/31/23 1 .00 0 .04 ( 0 .01 ) 0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Premier Class: 3/31/23 1 .00 0 .03 ( 0 .01 ) 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Retirement Class: 3/31/23 1 .00 0 .03 ( 0 .01 ) 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Retail Class: 3/31/23 1 .00 0 .02 0 .00
d
0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
a
Based on average shares outstanding.
d
Amount represents less than $0.01 per share.

See Notes to Financial Statements

Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
2 .60% $ 982,768 0 .12% 0 .12% 2 .72%
0 .00 886,508 0 .13 0 .07 0 .00
0 .10 811,301 0 .12 0 .12 0 .11
1 .87 1,089,417 0 .13 0 .13 1 .83
1 .98 704,326 0 .14 0 .14 1 .99
2 .56 34,357 0 .16 0 .16 4 .20
0 .00 967 0 .17 0 .07 0 .00
0 .15 1,018 0 .08 0 .07 0 .15
1 .86 1,225 0 .17 0 .17 1 .79
1 .94 1,426 0 .23 0 .23 2 .14
2 .48 39,448 0 .27 0 .24 2 .58
0 .00 27,746 0 .27 0 .07 0 .00
0 .04 36,011 0 .27 0 .16 0 .07
1 .73 441,375 0 .28 0 .28 1 .51
1 .83 28,209 0 .29 0 .28 1 .82
2 .48 550,121 0 .37 0 .24 2 .87
0 .00 246,142 0 .38 0 .07 0 .00
0 .04 270,402 0 .37 0 .18 0 .05
1 .72 330,963 0 .38 0 .28 1 .68
1 .83 210,963 0 .39 0 .29 1 .86
2 .30 294,567 0 .46 0 .41 2 .28
0 .00 289,028 0 .48 0 .07 0 .00
0 .02 311,011 0 .47 0 .20 0 .02
1 .54 332,054 0 .47 0 .46 1 .53
1 .66 309,452 0 .48 0 .45 1 .65

Notes to Financial Statements
Note 1—Organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are the TIAA-CREF Funds included in this report: Bond Index Fund, Core Bond Fund, Core Impact Bond Fund, Core Plus
Bond Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration
Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).
Current Fiscal Period:  The end of the reporting period for the Funds is March 31, 2023, and the period covered by these Notes to
Financial Statements is the fiscal year ended March 31, 2023 (the "current fiscal period").
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer
Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Note 2—Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Trustee Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statement of Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New Accounting Pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the
Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU
2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Funds' financial statements.
New Rule Issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.

Notes to Financial Statements
(continued)

Note 3—Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Debt Securities: Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Exchange-Traded Equity Securities, Common and Preferred Stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market  Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in Registered Investment Companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase Agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures Contracts: Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward Foreign Currency Contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the
Board, and are classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Bond Index
Corporate bonds $— $5,146,840,220 $— $5,146,840,220
Government bonds — 15,100,769,771 — 15,100,769,771
Structured assets — 469,957,585 — 469,957,585
Short-term investments 118,695,476 222,579,561 — 341,275,037
Total $118,695,476 $20,940,147,137 $— $21,058,842,613
1 1 1 1 1
Core Bond
Bank loan obligations $— $152,373,591 $1,625,922 $153,999,513
Corporate bonds — 3,321,810,978 3,065,832 3,324,876,810
Government bonds — 4,033,306,017 17,279,877 4,050,585,894
Structured assets — 1,569,545,394 10,116,258 1,579,661,652
Common stocks — 437,082 106,418 543,500
Preferred stocks 10,224,893 — — 10,224,893
Short-term investments 111,136,289 151,508,742 — 262,645,031
Total $121,361,182 $9,228,981,804 $32,194,307 $9,382,537,293
1 1 1 1 1
Core Impact Bond
Bank loan obligations $— $40,091,577 $— $40,091,577
Corporate bonds — 1,710,131,541 — 1,710,131,541
Government bonds — 3,375,943,354 944,769 3,376,888,123
Structured assets — 817,829,116 8,752,394 826,581,510
Preferred stocks 33,789,018 — — 33,789,018
Short-term investments 125,014,918 37,279,489 — 162,294,407
Total $158,803,936 $5,981,275,077 $9,697,163 $6,149,776,176
1 1 1 1 1
Core Plus Bond
Bank loan obligations $— $124,121,559 $175,541 $124,297,100
Corporate bonds — 1,692,128,054 2,163,605 1,694,291,659
Government bonds — 1,766,495,155 2,522,233 1,769,017,388
Structured assets — 744,024,011 8,129,185 752,153,196
Common stocks — 386,507 15 386,522
Preferred stocks 4,386,700 — — 4,386,700
Short-term investments 56,139,944 122,935,635 — 179,075,579
Total $60,526,644 $4,450,090,921 $12,990,579 $4,523,608,144
1 1 1 1 1
5-15 Year Laddered Tax-Exempt Bond
Long-term municipal bonds $ — $ 230,875,095 $ 324,625 $ 231,199,720
Short-term investments — 3,150,000 — 3,150,000
Total $— $234,025,095 $324,625 $234,349,720
1 1 1 1 1
Green Bond
Bank loan obligations $— $1,894,251 $— $1,894,251
Corporate bonds — 76,899,386 — 76,899,386
Government bonds — 35,586,085 — 35,586,085
Structured assets — 26,915,917 321,254 27,237,171
Preferred stocks 840,840 — — 840,840
Short-term investments 5,641,429 369,000 — 6,010,429
Total $6,482,269 $141,664,639 $321,254 $148,468,162
1 1 1 1 1
High-Yield
Bank loan obligations $— $117,292,422 $— $117,292,422
Corporate bonds — 2,157,705,625 449,625 2,158,155,250
Common stocks 29,388,341 72,437 226,403 29,687,181
Short-term investments 127,547,676 85,445,734 — 212,993,410
Total $156,936,017 $2,360,516,218 $676,028 $2,518,128,263
1 1 1 1 1

Notes to Financial Statements
(continued)

Note 4—Investments
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
Fund Level 1 Level 2 Level 3 Total
Inflation-Linked Bond
Government bonds $— $2,832,269,273 $— $2,832,269,273
Short-term investments 77,218 7,486,645 — 7,563,863
Total $77,218 $2,839,755,918 $— $2,839,833,136
1 1 1 1 1
Short Duration Impact Bond
Bank loan obligations $— $1,894,251 $— $1,894,251
Corporate bonds — 16,191,175 — 16,191,175
Government bonds — 36,898,253 — 36,898,253
Structured assets — 12,219,861 — 12,219,861
Short-term investments 14,949,243 2,562,451 — 17,511,694
Total $14,949,243 $69,765,991 $— $84,715,234
1 1 1 1 1
Short-Term Bond
Bank loan obligations $— $44,735,645 $— $44,735,645
Corporate bonds — 678,782,155 — 678,782,155
Government bonds — 799,169,952 — 799,169,952
Structured assets — 422,952,277 1 422,952,278
Short-term investments 217,901,648 40,695,915 — 258,597,563
Futures contracts* (1,268,919) — — (1,268,919)
Total $216,632,729 $1,986,335,944 $1 $2,202,968,674
1 1 1 1 1
Short-Term Bond Index
Corporate bonds $— $391,676,048 $— $391,676,048
Government bonds — 1,170,160,941 — 1,170,160,941
Structured assets — 195,821 — 195,821
Short-term investments 38,073,508 9,189,745 — 47,263,253
Total $38,073,508 $1,571,222,555 $— $1,609,296,063
1 1 1 1 1
Money Market
Short-term investments $ — $ 1,907,460,419 $ — $ 1,907,460,419
Total $— $1,907,460,419 $— $1,907,460,419
1 1 1 1 1
* Derivative instruments are not reflected in the market value of portfolio investments.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities. As of the end of the reporting period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity.
Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the reporting period, the total value of securities on loan and the total value of collateral received were as follows:
Securities Purchased on a When-Issued or Delayed-Delivery Basis: The Funds may purchase securities on a when-issued or delayed-
delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods;
interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period.
The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected
Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.
Unfunded Commitments: Pursuant to the terms of certain loan agreements, the Funds may have unfunded loan commitments.
Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a loan at a future date. Each
Fund segregates short-term securities or cash having an aggregate value at least equal to the amount of the unfunded loan commitments. If a Fund has unfunded commitments at the end of the reporting period, such amounts are recognized on the
Statement of Assets and Liabilities as “Payable for unfunded loan commitments.”
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the current fiscal period, were as follows:
Aggregate value of securities on loan
Fund
Equity
Securities
Fixed Income
Securities
Cash collateral
received*
Non-cash collateral
received
Total collateral
received
Bond Index $– $117,235,676 $118,695,476 $1,395,754 $120,091,230
Core Bond 5,128,247 106,195,340 111,136,289 2,895,766 114,032,055
Core Impact Bond 4,434,135 118,239,608 125,014,918 36,642 125,051,560
Core Plus Bond 3,497,041 51,258,643 56,139,944 – 56,139,944
Green Bond – 5,520,696 5,641,429 – 5,641,429
High-Yield 29,094,437 96,024,834 127,547,676 1,544,033 129,091,709
Inflation-Linked Bond – – 77,218 – 77,218
Short Duration Impact Bond – 14,609,897 14,949,243 – 14,949,243
Short-Term Bond – 213,832,414 217,901,648 – 217,901,648
Short-Term Bond Index – 37,299,362 38,073,508 – 38,073,508
*May include cash and investment of cash collateral.

Notes to Financial Statements
(continued)

Note 5—Derivative Investments
Each Fund (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
At the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Futures Contracts:  Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
Fund
Non-U.S. government
purchases
U.S. government
purchases
Non-U.S. government
sales
U.S. government
sales
8.1
Bond Index $ 1,315,866,885 $ 4,602,653,239 $ 977,365,915 $ 2,970,023,760
8.2
Core Bond 1,168,155,333 13,050,583,366 1,385,271,104 12,769,071,512
8.3
Core Impact Bond 1,183,965,173 9,305,953,830 1,885,023,644 8,669,336,022
8.4
Core Plus Bond 596,700,369 5,708,658,350 1,036,515,417 5,419,934,004
8.5
5–15 Year Laddered Tax-Exempt Bond 36,648,195 – 56,133,825 –
8.6
Green Bond 84,898,620 13,944,156 33,941,530 9,703,489
8.7
High-Yield 980,794,116 – 1,349,816,980 –
8.8
Inflation-Linked Bond 64,400 533,555,126 5,762,500 807,539,181
8.9
Short Duration Impact Bond 34,546,025 174,783,808 16,797,036 158,281,143
9.01
Short-Term Bond 509,124,903 2,563,438,848 602,591,689 2,368,520,202
9.1
Short-Term Bond Index 313,864,505 878,518,470 215,220,799 754,175,511
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Short-Term Bond Fund
Futures contracts Interest rate - $ – Unrealized depreciation on futures contracts
*
$ (1,268,919)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
8.2
Core Bond Fund
Futures contracts Interest rate $ 1,532,005 $ (704,232)
Forward contracts Foreign currency exchange rate (45,286) –
Swap contracts Credit (3,699,673) –
8.4
Core Plus Bond Fund
Futures contracts Interest rate 1,521,931 (700,276)
Forward contracts Foreign currency exchange rate (27,110) –
Swap contracts Credit (4,657,242) –
8.7
High-Yield Fund
Futures contracts Interest rate 43,363 –
Swap contracts Credit 1,640,095 –
8.8
Inflation-Linked Bond Fund
Futures contracts Interest rate 2,197,068 (328,739)
9.01
Short-Term Bond Fund
Futures contracts Interest rate 11,128,917 (4,619,230)

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period ended March 31, 2023 was as follows:
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Fund Average notional amount of futures contracts outstanding*
8.2
Core Bond $ 4,963,534
8.4
Core Plus Bond 4,935,649
8.8
Inflation-Linked Bond 4,902,780
9.01
Short-Term Bond 78,644,032
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average notional amount of forward contracts outstanding*
8.2
Core Bond $ –**
8.4
Core Plus Bond –**
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in forward foreign currency contracts during the fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.

Notes to Financial Statements
(continued)

Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
Note 6—Fund shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund Average notional amount of swap contracts outstanding*
8.2
Core Bond $ 84,876,000
8.4
Core Plus Bond 94,444,000
8.7
High-Yield –**
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in credit default swap contracts during the fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.
Year Ended
3/31/23
Year Ended
3/31/22
8.1
Bond Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 140,425,090 $ 1,362,662,625 189,526,616 $ 2,112,827,292
Advisor Class 896,528 8,759,575 379,444 4,266,066
Premier Class 611,998 5,929,343 459,481 5,123,684
Retirement Class 2,678,831 26,205,459 8,265,033 92,780,250
Retail Class 437,630 4,277,061 423,818 4,745,659
Class W 305,529,196 2,966,858,312 302,233,416 3,357,517,205
Total subscriptions 450,579,273 4,374,692,375 501,287,808 5,577,260,156
Reinvestments of distributions:
Institutional Class 23,875,399 230,916,440 18,317,356 203,470,219
Advisor Class 45,231 436,769 31,646 352,433
Premier Class 62,554 604,972 49,836 554,021
Retirement Class 1,393,770 13,487,687 1,083,222 12,040,007
Retail Class 67,904 657,228 53,401 593,498
Class W 546,446 5,245,886 1,649,697 18,427,117
Total reinvestments of distributions 25,991,304 251,348,982 21,185,158 235,437,295
Redemptions:
Institutional Class (147,473,169) (1,430,584,260) (152,285,733) (1,695,988,968)
Advisor Class (300,572) (2,913,797) (735,425) (8,233,530)
Premier Class (513,996) (4,997,927) (636,705) (7,078,433)
Retirement Class (7,980,248) (77,257,617) (4,235,411) (46,896,788)
Retail Class (676,052) (6,575,054) (647,527) (7,240,195)
Class W (189,529,988) (1,829,665,614) (91,976,423) (1,023,012,459)
Total redemptions (346,474,025) (3,351,994,269) (250,517,224) (2,788,450,373)
Net increase (decrease) from shareholder transactions 130,096,552 $ 1,274,047,088 271,955,742 $ 3,024,247,078

Year Ended
3/31/23
Year Ended
3/31/22
8.2
Core Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 151,445,076 $ 1,397,460,780 227,682,896 $ 2,445,946,433
Advisor Class 12,544,200 115,982,030 45,916,611 480,105,858
Premier Class 117,361 1,086,536 100,275 1,068,890
Retirement Class 624,354 5,850,641 797,568 8,663,953
Retail Class 345,851 3,249,134 547,161 5,955,198
Class W 102,648,322 940,462,155 99,608,174 1,061,391,722
Total subscriptions 267,725,164 2,464,091,276 374,652,685 4,003,132,054
Reinvestments of distributions:
Institutional Class 13,558,837 124,410,776 7,754,826 82,147,693
Advisor Class 2,866,974 26,342,595 1,595,027 16,900,067
Premier Class 19,178 176,157 16,303 173,433
Retirement Class 453,704 4,244,683 374,109 4,051,405
Retail Class 244,866 2,288,319 188,498 2,036,844
Class W 3 27 1,929,362 20,547,704
Total reinvestments of distributions 17,143,562 157,462,557 11,858,125 125,857,146
Redemptions:
Institutional Class (111,329,882) (1,022,465,435) (50,404,510) (534,829,199)
Advisor Class (42,217,021) (389,676,087) (19,072,603) (203,549,018)
Premier Class (182,489) (1,655,521) (548,519) (5,907,388)
Retirement Class (2,830,350) (26,625,023) (4,607,806) (50,012,214)
Retail Class (1,381,029) (12,974,411) (1,444,857) (15,678,604)
Class W (154,764,018) (1,414,599,150) (83,035,262) (873,628,917)
Total redemptions (312,704,789) (2,867,995,627) (159,113,557) (1,683,605,340)
Net increase (decrease) from shareholder transactions (27,836,063) $ (246,441,794) 227,397,253 $ 2,445,383,860
Year Ended
3/31/23
Year Ended
3/31/22
8.3
Core Impact Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 211,412,447 $ 1,924,593,495 151,786,310 $ 1,591,788,180
Advisor Class 61,441,911 562,721,051 67,113,419 705,513,239
Premier Class 810,721 7,381,733 915,726 9,603,394
Retirement Class 427,297 3,905,641 1,474,770 15,472,585
Retail Class 5,257,222 47,940,004 10,401,369 109,467,091
Total subscriptions 279,349,598 2,546,541,924 231,691,594 2,431,844,489
Reinvestments of distributions:
Institutional Class 11,318,742 102,601,161 5,963,182 62,443,067
Advisor Class 2,595,065 23,589,395 1,583,083 16,580,830
Premier Class 57,557 522,087 33,555 351,963
Retirement Class 981,833 8,911,477 621,669 6,520,673
Retail Class 814,984 7,392,026 466,513 4,881,184
Total reinvestments of distributions 15,768,181 143,016,146 8,668,002 90,777,717
Redemptions:
Institutional Class (189,828,871) (1,733,377,694) (85,052,838) (889,639,989)
Advisor Class (107,396,822) (976,266,106) (36,881,498) (384,266,995)
Premier Class (994,013) (9,072,953) (1,347,412) (14,176,961)
Retirement Class (10,122,946) (91,968,507) (8,404,221) (88,379,282)
Retail Class (11,752,888) (106,965,297) (6,497,269) (67,680,772)
Total redemptions (320,095,540) (2,917,650,557) (138,183,238) (1,444,143,999)
Net increase (decrease) from shareholder transactions (24,977,761) $ (228,092,487) 102,176,358 $ 1,078,478,207

Notes to Financial Statements
(continued)

Year Ended
3/31/23
Year Ended
3/31/22
8.4
Core Plus Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 47,041,223 $ 430,266,086 26,225,893 $ 282,998,528
Advisor Class 2,713,735 25,258,906 2,527,153 27,228,319
Premier Class 57,240 533,117 283,317 3,076,874
Retirement Class 5,135,317 46,552,516 1,019,620 11,063,875
Retail Class 912,593 8,488,399 1,119,092 12,091,991
Class W 51,970,189 477,492,728 51,157,205 550,548,781
Total subscriptions 107,830,297 988,591,752 82,332,280 887,008,368
Reinvestments of distributions:
Institutional Class 2,780,663 25,557,622 3,892,646 41,731,211
Advisor Class 217,193 2,002,974 346,662 3,722,630
Premier Class 23,865 219,417 24,697 264,803
Retirement Class 1,061,320 9,771,134 1,213,379 13,038,332
Retail Class 834,947 7,690,057 908,398 9,756,413
Class W 7 62 4,058,117 43,462,435
Total reinvestments of distributions 4,917,995 45,241,266 10,443,899 111,975,824
Redemptions:
Institutional Class (43,385,370) (397,243,284) (23,322,023) (250,764,415)
Advisor Class (9,086,795) (84,545,619) (5,880,061) (62,966,992)
Premier Class (163,187) (1,517,305) (332,903) (3,638,794)
Retirement Class (5,869,657) (54,584,539) (6,416,591) (69,142,717)
Retail Class (2,936,544) (27,179,005) (2,939,844) (31,603,966)
Class W (84,004,213) (767,502,189) (44,292,975) (471,156,238)
Total redemptions (145,445,766) (1,332,571,941) (83,184,397) (889,273,122)
Net increase (decrease) from shareholder transactions (32,697,474) $ (298,738,923) 9,591,782 $ 109,711,070
Year Ended
3/31/23
Year Ended
3/31/22
8.5
5–15 Year Laddered Tax-Exempt Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 65,771 $ 636,628 1,271,551 $ 13,932,708
Advisor Class 8,143 77,857 17,554 191,290
Retail Class 902,422 8,752,364 1,774,246 19,294,061
Total subscriptions 976,336 9,466,849 3,063,351 33,418,059
Reinvestments of distributions:
Institutional Class 35,744 344,265 41,410 445,941
Advisor Class 1,312 12,636 1,659 17,936
Retail Class 482,076 4,653,212 575,807 6,232,653
Total reinvestments of distributions 519,132 5,010,113 618,876 6,696,530
Redemptions:
Institutional Class (1,025,410) (9,609,591) (239,969) (2,588,323)
Advisor Class (23,089) (223,196) (12,295) (130,320)
Retail Class (2,870,264) (27,778,242) (2,583,713) (27,870,360)
Total redemptions (3,918,763) (37,611,029) (2,835,977) (30,589,003)
Net increase (decrease) from shareholder transactions (2,423,295) $ (23,134,067) 846,250 $ 9,525,586
Year Ended
3/31/23
Year Ended
3/31/22
8.6
Green Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 825,487 $ 7,570,213 5,289,428 $ 53,696,406
Advisor Class 5,289,244 49,706,005 249,962 2,652,409
Premier Class – – – –
Retirement Class 215,373 1,979,197 547,966 5,839,879
Retail Class 186,499 1,733,901 357,423 3,793,902
Total subscriptions 6,516,603 60,989,316 6,444,779 65,982,596
Reinvestments of distributions:
Institutional Class 34,096 311,859 18,022 190,973
Advisor Class 110,887 1,002,287 4,032 42,447
Premier Class – – – –
Retirement Class 47,209 433,137 35,573 377,036
Retail Class 21,139 193,839 14,016 148,546
Total reinvestments of distributions 213,331 1,941,122 71,643 759,002
Redemptions:
Institutional Class (197,011) (1,842,105) (154,479) (1,648,435)
Advisor Class (947,092) (8,587,124) (73,011) (752,034)
Premier Class – – – –
Retirement Class (280,683) (2,600,942) (352,412) (3,737,516)
Retail Class (111,649) (1,035,944) (217,840) (2,323,458)
Total redemptions (1,536,435) (14,066,115) (797,742) (8,461,443)
Net increase (decrease) from shareholder transactions 5,193,499 $ 48,864,323 5,718,680 $ 58,280,155

Year Ended
3/31/23
Year Ended
3/31/22
8.7
High-Yield Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 78,621,955 $ 661,796,973 70,869,100 $ 674,281,036
Advisor Class 201,070 1,703,177 1,552,889 14,838,791
Premier Class 2,681,319 22,051,967 908,328 8,734,126
Retirement Class 864,229 7,196,947 960,507 9,155,129
Retail Class 10,570,538 88,787,761 7,557,314 72,121,039
Class W 30,418,964 258,965,118 8,119,739 77,328,318
Total subscriptions 123,358,075 1,040,501,943 89,967,877 856,458,439
Reinvestments of distributions:
Institutional Class 9,082,387 75,823,006 10,171,227 96,639,412
Advisor Class 51,829 432,052 49,691 470,651
Premier Class 103,944 866,963 82,400 783,999
Retirement Class 1,511,320 12,605,975 1,352,770 12,854,037
Retail Class 1,321,632 11,069,344 1,156,232 11,030,284
Class W 2 16 – –
Total reinvestments of distributions 12,071,114 100,797,356 12,812,320 121,778,383
Redemptions:
Institutional Class (154,437,777) (1,294,518,673) (128,982,059) (1,219,453,793)
Advisor Class (368,926) (3,108,211) (1,404,163) (13,234,349)
Premier Class (2,734,850) (22,491,306) (1,375,854) (13,254,502)
Retirement Class (5,161,262) (43,285,070) (5,332,048) (50,723,672)
Retail Class (13,734,760) (115,992,366) (10,347,179) (98,869,829)
Class W (15,850,214) (130,827,278) (7,962,680) (74,950,194)
Total redemptions (192,287,789) (1,610,222,904) (155,403,983) (1,470,486,339)
Net increase (decrease) from shareholder transactions (56,858,600) $ (468,923,605) (52,623,786) $ (492,249,517)
Year Ended
3/31/23
Year Ended
3/31/22
8.8
Inflation-Linked Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 5,437,209 $ 59,949,730 32,041,978 $ 400,704,270
Advisor Class 2,423,106 26,818,257 6,648,241 82,186,117
Premier Class 44,609 499,276 75,773 941,188
Retirement Class 614,903 6,855,538 973,854 12,103,682
Retail Class 1,574,766 16,926,139 2,759,679 33,081,005
Class W 40,423,132 439,941,345 39,229,722 482,791,040
Total subscriptions 50,517,725 550,990,285 81,729,247 1,011,807,302
Reinvestments of distributions:
Institutional Class 3,568,037 38,428,017 6,478,026 78,861,863
Advisor Class 563,086 6,066,973 544,858 6,626,751
Premier Class 16,235 174,643 22,516 274,151
Retirement Class 943,023 10,247,412 969,635 11,894,929
Retail Class 815,199 8,524,838 826,365 9,778,871
Class W 1,318,661 13,806,382 1,733,830 20,927,325
Total reinvestments of distributions 7,224,241 77,248,265 10,575,230 128,363,890
Redemptions:
Institutional Class (25,799,990) (295,420,202) (64,172,715) (779,682,189)
Advisor Class (7,688,218) (83,389,968) (3,812,180) (46,780,317)
Premier Class (56,354) (609,477) (547,879) (6,737,950)
Retirement Class (2,779,420) (30,758,626) (1,968,262) (24,409,197)
Retail Class (3,415,635) (37,024,736) (2,530,078) (30,287,662)
Class W (27,780,021) (306,875,664) (22,441,483) (276,054,899)
Total redemptions (67,519,638) (754,078,673) (95,472,597) (1,163,952,214)
Net increase (decrease) from shareholder transactions (9,777,672) $ (125,840,123) (3,168,120) $ (23,781,022)

Notes to Financial Statements
(continued)

Year Ended
3/31/23
Year Ended
3/31/22
8.9
Short Duration Impact Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 4,387,844 $ 41,963,638 226,753 $ 2,304,271
Advisor Class 1,798,193 17,249,091 456,273 4,606,995
Premier Class – – – –
Retirement Class 330,021 3,171,705 261,882 2,645,875
Retail Class 156,683 1,519,438 52,941 535,350
Total subscriptions 6,672,741 63,903,872 997,849 10,092,491
Reinvestments of distributions:
Institutional Class 63,816 609,239 6,669 67,525
Advisor Class 21,686 207,223 3,294 33,172
Premier Class – – – –
Retirement Class 14,850 142,071 6,576 66,626
Retail Class 6,161 58,931 2,009 20,373
Total reinvestments of distributions 106,513 1,017,464 18,548 187,696
Redemptions:
Institutional Class (981,999) (9,365,476) (76,880) (773,688)
Advisor Class (2,132,929) (20,331,860) (69,159) (691,403)
Premier Class – – – –
Retirement Class (236,321) (2,263,371) (152,091) (1,551,244)
Retail Class (48,754) (466,614) (43,035) (436,263)
Total redemptions (3,400,003) (32,427,321) (341,165) (3,452,598)
Net increase (decrease) from shareholder transactions 3,379,251 $ 32,494,015 675,232 $ 6,827,589
Year Ended
3/31/23
Year Ended
3/31/22
9.01
Short-Term Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 36,530,228 $ 361,395,376 14,534,510 $ 150,461,529
Advisor Class 15,078,332 148,175,833 8,821,301 91,689,510
Premier Class 62,643 624,873 81,408 850,249
Retirement Class 10,716,701 106,142,330 1,066,147 11,128,696
Retail Class 657,362 6,509,202 769,209 8,022,273
Class W 20,386,924 201,674,853 19,626,031 204,621,279
Total subscriptions 83,432,190 824,522,467 44,898,606 466,773,536
Reinvestments of distributions:
Institutional Class 944,746 9,344,974 524,796 5,451,998
Advisor Class 340,986 3,373,133 204,951 2,125,853
Premier Class 9,971 98,794 5,204 54,059
Retirement Class 396,945 3,931,167 178,732 1,858,391
Retail Class 314,257 3,112,908 195,570 2,031,441
Class W 115,266 1,131,911 116,576 1,208,893
Total reinvestments of distributions 2,122,171 20,992,887 1,225,829 12,730,635
Redemptions:
Institutional Class (30,099,448) (297,768,212) (26,994,601) (282,035,075)
Advisor Class (16,359,513) (162,365,858) (7,800,862) (81,160,217)
Premier Class (85,874) (851,826) (23,588) (246,675)
Retirement Class (2,170,780) (21,537,339) (3,168,360) (33,010,354)
Retail Class (2,723,766) (27,045,101) (2,264,887) (23,544,303)
Class W (29,451,057) (291,226,275) (14,977,065) (155,160,597)
Total redemptions (80,890,438) (800,794,611) (55,229,363) (575,157,221)
Net increase (decrease) from shareholder transactions 4,663,923 $ 44,720,743 (9,104,928) $ (95,653,050)

Note 7—Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The 5-15 Year Laddered Tax-Exempt Bond Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Year Ended
3/31/23
Year Ended
3/31/22
9.1
Short-Term Bond Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 1,369,697 $ 13,091,462 1,371,419 $ 13,726,940
Advisor Class 62,892 600,483 42,316 418,499
Premier Class 8,226 78,044 19,057 192,328
Retirement Class 14,636,195 139,827,595 13,960,449 139,839,342
Retail Class 41,603 397,229 30,707 308,003
Class W 31,813,748 304,081,401 30,713,554 308,302,866
Total subscriptions 47,932,361 458,076,214 46,137,502 462,787,978
Reinvestments of distributions:
Institutional Class 131,024 1,249,804 73,122 731,227
Advisor Class 1,037 9,878 424 4,237
Premier Class 225 2,153 336 3,357
Retirement Class 578,603 5,514,928 179,190 1,789,505
Retail Class 3,735 35,611 2,094 20,924
Class W – – 389,902 3,891,220
Total reinvestments of distributions 714,624 6,812,374 645,068 6,440,470
Redemptions:
Institutional Class (1,655,140) (15,867,142) (1,079,681) (10,842,931)
Advisor Class (83,251) (792,699) (30,375) (304,566)
Premier Class (33,694) (325,142) (14,166) (143,207)
Retirement Class (43,148) (409,227) (66,211) (656,564)
Retail Class (66,706) (638,308) (168,362) (1,690,466)
Class W (22,629,899) (216,434,345) (10,689,125) (106,988,915)
Total redemptions (24,511,838) (234,466,863) (12,047,920) (120,626,649)
Net increase (decrease) from shareholder transactions 24,135,147 $ 230,421,725 34,734,650 $ 348,601,799
Year Ended
3/31/23
Year Ended
3/31/22
9.2
Money Market Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 625,837,698 $ 625,837,698 483,709,427 $ 483,709,427
Advisor Class 36,284,561 36,284,561 322,145 322,145
Premier Class 34,760,914 34,760,915 31,230,445 31,230,445
Retirement Class 479,149,395 479,149,395 144,709,833 144,709,833
Retail Class 102,853,716 102,853,715 102,767,009 102,767,008
Total subscriptions 1,278,886,284 1,278,886,284 762,738,859 762,738,858
Reinvestments of distributions:
Institutional Class 26,611,673 26,611,673 – –
Advisor Class 400,460 400,460 – –
Premier Class 835,305 835,305 – –
Retirement Class 9,780,952 9,780,952 – –
Retail Class 6,442,924 6,442,924 – –
Total reinvestments of distributions 44,071,314 44,071,314 – –
Redemptions:
Institutional Class (556,192,418) (556,192,418) (408,503,941) (408,503,941)
Advisor Class (3,295,117) (3,295,117) (372,778) (372,778)
Premier Class (23,894,680) (23,894,680) (39,495,914) (39,495,914)
Retirement Class (184,952,298) (184,952,298) (168,970,415) (168,970,415)
Retail Class (103,758,482) (103,758,482) (124,750,417) (124,750,417)
Total redemptions (872,092,995) (872,092,995) (742,093,465) (742,093,465)
Net increase (decrease) from shareholder transactions 450,864,603 $ 450,864,603 20,645,394 $ 20,645,393

Notes to Financial Statements
(continued)

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions.  Temporary differences do not require reclassification.  As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to deflation adjustments on Treasury Inflation-Protected Securities, distribution reallocations, foreign currency transactions, paydowns, and treatment of notional principal contracts.  Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
8.1
Bond Index $23,370,696,842 $52,892,351 $(2,364,746,580) $(2,311,854,229)
8.2
Core Bond 10,256,315,231 48,894,658 (922,672,596) (873,777,938)
8.3
Core Impact Bond 6,689,971,943 36,027,397 (576,223,164) (540,195,767)
8.4
Core Plus Bond 4,967,210,018 25,843,837 (469,445,711) (443,601,874)
8.5
5–15 Year Laddered Tax-Exempt Bond 248,192,575 932,851 (14,775,706) (13,842,855)
8.6
Green Bond 158,908,374 593,029 (11,033,241) (10,440,212)
8.7
High-Yield 2,755,853,272 10,329,563 (248,054,572) (237,725,009)
8.8
Inflation-Linked Bond 2,978,134,858 10,752,223 (149,053,945) (138,301,722)
8.9
Short Duration Impact Bond 85,938,954 425,042 (1,648,762) (1,223,720)
9.01
Short-Term Bond 2,273,042,248 6,363,828 (76,437,401) (70,073,573)
9.1
Short-Term Bond Index 1,642,778,049 3,960,257 (37,442,243) (33,481,986)
Fund
Undistributed
tax-exempt
income
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
8.1
Bond Index $– $24,228,047 $– $(2,311,854,229) $(153,786,572) $– $(27,555,304) $(2,468,968,058)
8.2
Core Bond – 9,832,130 – (873,780,537) (546,288,015) – (15,938,819) (1,426,175,241)
8.3
Core Impact Bond – 4,124,087 – (540,184,906) (454,490,160) – (3,990,988) (994,541,967)
8.4
Core Plus Bond – 6,083,791 – (443,599,508) (282,527,845) – (12,022,723) (732,066,285)
8.5
5–15 Year Laddered
Tax-Exempt Bond 21,964 – – (13,842,855) (1,935,921) – (50,127) (15,806,939)
8.6
Green Bond – 168,083 – (10,440,212) (2,651,419) – (194,318) (13,117,866)
8.7
High-Yield – 4,007,298 – (237,725,009) (351,448,612) – (4,364,690) (589,531,013)
8.8
Inflation-Linked Bond – 16,809,825 – (138,301,722) – (11,394,522) (170,840) (133,057,259)
8.9
Short Duration Impact
Bond – 70,021 – (1,223,720) (731,306) – (79,149) (1,964,154)
9.01
Short-Term Bond – 3,108,111 – (70,073,574) (21,014,166) – (4,165,886) (92,145,515)
9.1
Short-Term Bond Index – 2,502,279 – (33,481,985) (28,597,014) – (2,504,428) (62,081,148)
9.2
Money Market – 5,034 – – – – – 5,034
3/31/23 3/31/22
Fund
Tax-exempt
income*
Ordinary
income
Long-term
capital gains
Tax-exempt
income
Ordinary
income
Long-term
capital gains
8.1
Bond Index $ – $ 518,748,047 $ 10,050,572 $ – $ 408,439,795 $ 37,107,742
8.2
Core Bond – 318,248,949 – – 212,679,678 42,940,921
8.3
Core Impact Bond – 187,094,563 – – 116,895,121 1,079,447
8.4
Core Plus Bond – 173,746,981 – – 153,740,367 68,613,099
8.5
5–15 Year Laddered Tax-Exempt Bond 5,095,395 141,539 217,586 5,295,964 656,126 1,319,307
8.6
Green Bond – 4,224,850 86,018 – 1,322,837 250,001
8.7
High-Yield – 149,680,999 – – 166,091,344 –
8.8
Inflation-Linked Bond – 176,247,179 19,810,747 – 215,298,691 39,328,799
8.9
Short Duration Impact Bond – 1,712,618 – – 558,078 123,385
9.01
Short-Term Bond – 54,394,148 2,058,552 – 35,704,185 513,821
9.1
Short-Term Bond Index – 23,944,074 – – 7,182,814 5,109,870
9.2
Money Market – 44,215,568 – – – –
* Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

Note 8—Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser and its affiliates have voluntarily agreed to waive the Money Market Fund fees in order to keep the Fund’s yield non-
negative.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund Short-term Long-term Total
8.1
Bond Index $ 71,248,816 $ 82,537,756 $ 153,786,572
8.2
Core Bond 302,141,704 244,146,311 546,288,015
8.3
Core Impact Bond 283,194,704 171,295,456 454,490,160
8.4
Core Plus Bond 133,694,766 148,833,079 282,527,845
8.5
5–15 Year Laddered Tax-Exempt Bond – 1,935,921 1,935,921
8.6
Green Bond 1,495,170 1,156,249 2,651,419
8.7
High-Yield 87,547,464 263,901,148 351,448,612
8.8
Inflation-Linked Bond – – –
8.9
Short Duration Impact Bond 592,923 138,383 731,306
9.01
Short-Term Bond – 21,014,166 21,014,166
9.1
Short-Term Bond Index 8,065,738 20,531,276 28,597,014
9.2
Money Market – – –
Investment
management fee
range
Investment
management fee-
effective rate Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.1
Bond Index
0.060%
0.063% 0.090% 0.240% 0.240% 0.340% 0.440% 0.090%
8.2
Core Bond* 0.250% —0.300% 0.275 0.350 0.500 0.500 0.600 0.700 0.350
8.3
Core Impact Bond* 0.300% —0.350% 0.331 0.400 0.550 0.550 0.650 0.750 –
8.4
Core Plus Bond* 0.250% —0.300% 0.285 0.350 0.500 0.500 0.600 0.700 0.350
8.5
5–15 Year Laddered Tax-Exempt Bond* 0.200% —0.250% 0.250 0.300 0.450 – – 0.650 –
8.6
Green Bond* 0.350% —0.400% 0.400 0.450 0.600 0.600 0.700 0.800 –
8.7
High-Yield* 0.300% —0.350% 0.341 0.400 0.550 0.550 0.650 0.750 0.400
8.8
Inflation-Linked Bond* 0.200% —0.250% 0.240 0.300 0.450 0.450 0.550 0.650 0.300
8.9
Short Duration Impact Bond* 0.250% —0.300% 0.300 0.350 0.500 0.500 0.600 0.700 –
9.01
Short-Term Bond* 0.200% —0.250% 0.245 0.300 0.450 0.450 0.550 0.650 0.300
9.1
Short-Term Bond Index
0.050%
0.053 0.100 0.250 0.250 0.350 0.450 0.100
9.2
Money Market
0.100%
0.100 0.150 0.300 0.300 0.400 0.500 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.

Notes to Financial Statements
(continued)

Prior to August 1, 2022, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2022, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2022, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. The investment management fee and maximum expense amounts (after voluntary waiver) were equal to the following noted annual percentage of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, these transactions did not materially impact the Funds.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2023. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.1
Bond Index 0.070% 0.100% 0.250% 0.250% 0.350% 0.450% 0.100%
9.1
Short-Term Bond Index 0.060% 0.110 0.260 0.260 0.360 0.460 0.110
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.3
Core Impact Bond* 0.285% —0.335% 0.385% 0.535% 0.535% 0.635% 0.735% – %
8.6
Green Bond* 0.350% —0.400% 0.410 0.600 0.580 0.580 0.715 –
8.7
High-Yield* 0.285% —0.335% 0.385 0.535 0.535 0.635 0.735 0.385
8.8
Inflation-Linked Bond* 0.180% —0.230% 0.280 0.430 0.430 0.530 0.630 0.280
8.9
Short Duration Impact Bond* 0.250% —0.300% 0.340 0.500 0.500 0.600 0.600 –
9.2
Money Market 0.100% 0.150 0.300 0.240 0.240 0.415 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.6
Green Bond* 0.350% —0.400% 0.450% 0.600% 0.585% 0.585% 0.725% – %
8.7
High-Yield* 0.285% —0.335% 0.385 0.535 0.535 0.635 0.735 0.385
8.8
Inflation-Linked Bond* 0.180% —0.230% 0.280 0.430 0.430 0.530 0.630 0.280
8.9
Short Duration Impact Bond* 0.250% —0.300% 0.345 0.500 0.500 0.570 0.605 –
9.2
Money Market 0.100% 0.150 0.300 0.240 0.240 0.395 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the reporting period:
Note 9—Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current reporting period, there were no inter-fund borrowing or lending transactions.
Note 10—Line of Credit
The Funds (other than Money Market Fund) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest.
The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
Note 11—Subsequent Events
The Adviser has agreed to implement a voluntary waiver reducing the management fee breakpoint schedule for the Inflation-Linked
Bond Fund for one year effective May 1, 2023. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to the Adviser is as follows:
Underlying Fund TIAA
TIAA-CREF
Lifecycle Funds
TIAA-CREF
Lifecycle Index
Funds
TIAA-CREF
Lifestyle Funds
TIAA-CREF
Managed
Allocation Fund TIAA Access Total
8.1
Bond Index – % – % 50% – % – % 1% 51%
8.2
Core Bond – 41 – 1 – – 42
8.4
Core Plus Bond – 53 – 8 7 2 70
8.6
Green Bond 47 – – – – – 47
8.7
High-Yield – 22 – – – 6 28
8.8
Inflation-Linked Bond – 29 34 – – – 63
8.9
Short Duration Impact Bond 34 – – – – – 34
9.01
Short-Term Bond – 43 – 5 – 2 50
9.1
Short-Term Bond Index – – 63 – – – 63
9.2
Money Market – – – – – 3 3
Fund Waiver
Investment
Management Fee
Waiver
Inflation-Linked Bond 0.020% 0.180%-0.230%

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-term capital gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends received deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified dividend income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net long-term
capital gains
8.1
Bond Index $ 10,050,572
8.2
Core Bond –
8.3
Core Impact Bond –
8.4
Core Plus Bond –
8.5
5–15 Year Laddered Tax-Exempt Bond 217,586
8.6
Green Bond 86,018
8.7
High-Yield –
8.8
Inflation-Linked Bond 19,810,747
8.9
Short Duration Impact Bond –
9.01
Short-Term Bond 2,058,552
9.1
Short-Term Bond Index –
9.2
Money Market –
Fund Percentage
8.1
Bond Index — %
8.2
Core Bond 0 .3
8.3
Core Impact Bond 0 .4
8.4
Core Plus Bond 0 .4
8.5
5–15 Year Laddered Tax-Exempt Bond —
8.6
Green Bond —
8.7
High-Yield —
8.8
Inflation-Linked Bond —
8.9
Short Duration Impact Bond —
9.01
Short-Term Bond —
9.1
Short-Term Bond Index —
9.2
Money Market —
Fund Percentage
8.1
Bond Index — %
8.2
Core Bond 0 .3
8.3
Core Impact Bond 0 .4
8.4
Core Plus Bond 0 .4
8.5
5–15 Year Laddered Tax-Exempt Bond —
8.6
Green Bond —
8.7
High-Yield —
8.8
Inflation-Linked Bond —
8.9
Short Duration Impact Bond —
9.01
Short-Term Bond —
9.1
Short-Term Bond Index —
9.2
Money Market —

Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j)
interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior year end to 12/31
percentage
1/1 to current year end
percentage
8.1
Bond Index 100 .0% 69 .0%
8.2
Core Bond 73 .6 100 .0
8.3
Core Impact Bond 77 .4 82 .4
8.4
Core Plus Bond 65 .8 100 .0
8.5
5–15 Year Laddered Tax-Exempt Bond — —
8.6
Green Bond 71 .2 100 .0
8.7
High-Yield 87 .8 52 .4
8.8
Inflation-Linked Bond 78 .6 —
8.9
Short Duration Impact Bond 73 .7 100 .0
9.01
Short-Term Bond 70 .4 100 .0
9.1
Short-Term Bond Index 81 .6 100 .0
9.2
Money Market 98 .9 100 .0
Fund Percentage
8.1
Bond Index 100 .0%
8.2
Core Bond 90 .9
8.3
Core Impact Bond 81 .2
8.4
Core Plus Bond 90 .6
8.5
5–15 Year Laddered Tax-Exempt Bond –
8.6
Green Bond 84 .1
8.7
High-Yield 100 .0
8.8
Inflation-Linked Bond 98 .5
8.9
Short Duration Impact Bond 88 .4
9.01
Short-Term Bond 89 .4
9.1
Short-Term Bond Index 93 .8
9.2
Money Market 100 .0

Additional Fund Information

Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-MFP filings are as of December
31 or June 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

Trustees and Officers
(Unaudited)
April 12, 2023

Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management);
and member of asset allocation portfolio management
team, GMO (2003–2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007). Director of U.S. Pension Plans, Johnson &
Johnson (2002–2006).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Indefinite term.
Trustee since
2023.
Senior Vice President, Enterprise Risk
Management, Franklin Resources, Inc. (2020–2022).
Senior Managing Director, Chief Risk Officer and Chief
Audit Executive, Legg Mason, Inc. (2008–2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department (2005–
2007). Vice President, American Economic Association
(2020–2021). Assistant Secretary for Economic Policy,
United States Department of the
Treasury (2011–2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc. and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
Special Adviser, White House Council of Economic
Advisers (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
88 Director, Build Commonwealth (non-profit
organization).
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Indefinite term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of Commerce
at the University of Virginia (2020–present). Vice
Dean (2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
88 Trustee and Chair of the Audit & Finance
Committee, Strada Education Network.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002-2010), Goldman Sachs Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare.

Trustees and Officers
(Unaudited) (continued)
April 12, 2023

Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Claire Borelli
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1960
Executive Vice
President
One-year term.
Executive Vice
President since
2023.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Vice President, Chief Diversity & Talent Officer, TIAA. Prior to joining TIAA, Ms. Borelli served as Chief Human Resources Officer for the Consumer Bank and Wealth Management sectors of JPMorgan
Chase & Co.
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer of the Chief
Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF
and TIAA Separate Account VA-1; and Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and
President of TIAA Investments.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of
the Nuveen Funds. Formerly, Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing
Director, Head, TC Fund Administration, Nuveen.

Approval of Investment Management Agreement
(Unaudited)
Board Renewal of the Investment Management Agreement for Certain Series of the TIAA-CREF Funds
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”)
and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Overview of the Renewal Process
The Board held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each
Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by
Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case,
Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act.
Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge
(and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.
Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year;
(3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by
Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the
Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
The Board also considered information concerning the extent to which Advisors currently waives the management fee and other expenses for Class W shares of certain of the Funds which are paid instead by funds of funds that invest in Class W shares, including an annual certification from Advisors that the waiver does not and will not result in any cross-subsidization of Class W shares by the
Funds’ other share classes.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3)
the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its
Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee receive and consider, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-
Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors that the Board considered with respect to each Fund.

Approval of Investment Management Agreement
(continued)
(Unaudited)
The Nature, Extent and Quality of Services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement
Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each
Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that
Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.
The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the
Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to each Fund under the
Agreement was reasonable.
Investment Performance
The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The
Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances in which a Fund’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also reviewed the three-year performance of the Bond Index and Short-Term Bond Index Funds (the “Index Funds”) before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable, on each Index Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken, or planned to be taken, by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.
Cost and Profitability
The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2022. The
Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to some of the Funds under the Agreement for the one-year period ended December 31, 2022. However, with respect to the Green Bond, Short-Term Bond Index, Short Duration Impact Bond and 5-15
Year Laddered Tax-Exempt Bond Funds, Advisors calculated that it had incurred losses and, with respect to the Money Market Fund, it had broke even.
The Board considered Advisors’ voluntary reduction of certain Funds’ management fee rates: 0.015% for the High-Yield Fund, 0.015%
for the Core Impact Bond Fund and 0.020% for the Inflation-Linked Bond Fund during the year ended April 30, 2023 and Advisors’
commitment to continue this voluntary waiver of 0.020% for the Inflation-Linked Bond Fund for the year ending April 30, 2024. The
Board also considered the contractual reduction of management fees for the Bond Index Fund by 0.01% and for the Short-Term Bond
Index Fund by 0.01% starting August 1, 2022. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to those Funds for which the
Agreement was calculated by Advisors to be profitable to Advisors in 2022, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees Charged by Other Advisers
The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the
Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived.
Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.
Economies of Scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for many actively-managed Funds that were currently profitable to Advisors affected
Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the contractual fee rate reductions and one-year voluntary management fee waivers agreed to by Advisors, as noted above. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.
Fee and Performance Comparisons with Other Advisors Clients
The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including other mutual funds, foreign funds (UCITS), collective investment trusts (“CITs”)
and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board considered the management fee rates Advisors charges to separately managed accounts, UCITS series and CITs that have similar mandates to the Core Bond, Core Bond Plus, Green Bond and Core Impact Bond Funds and the performance of such accounts/
series. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by Advisors to its comparable clients.
Other Benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Fund-by-Fund Synopsis of Factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class generally has lower non-
management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. References to “adjusted” gross performance means the performance of a Fund without any reductions for fees and expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable.
All time periods referenced below are ended December 31, 2022. Under the Morningstar rating system, an Overall Morningstar
Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of
December 31, 2022. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. For reference, one basis point equals 0.01%. Statements below regarding
“net profit” or “net loss” refer to whether Advisors calculated that it earned a profit or incurred a loss for the services that it rendered to a Fund during 2022 under the Agreement.
Bond Index Fund
Effective August 1, 2022, the Fund’s contractual management fee rate was reduced to 0.06% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate each ranked 1 out of 5 funds within the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). The Fund’s total expense ratio, actual management fee rate and contractual management fee rate each were in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
For the three-year period, the Fund’s adjusted gross performance as compared to its benchmark, the Bloomberg Barclays U.S.
Aggregate Bond Index, differed by -8 basis points.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Core Bond Fund
The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.273% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s actual management fee rate and contractual management fee rate were each in the 2nd quintile of its Expense Universe, while the Fund’s total expense ratio was in the 1st quintile of its Expense Universe.
The Fund was in the 1st, 3rd, 2nd and 2nd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd,
3rd, 2nd and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes
(“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Core Impact Bond Fund
The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.330% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of
0.015% for the year ended April 30, 2023.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 3rd and 2nd quintiles, respectively, of both its Expense Group and its Expense Universe.
The Fund was in the 4th, 5th, 5th and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 4th, 3rd and 1st quintiles of its Performance Universe for the one-, three,- five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.

Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Core Plus Bond Fund
The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.282% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
The Fund was in the 2nd, 4th, 4th and 4th quintiles of its Performance Group, and in the 2nd, 3rd, 3rd and 2nd quintiles of its
Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
5–15 Year Laddered Tax-Exempt Bond Fund
The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31,
2022 asset level was 0.222% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
The Fund was in the 5th, 5th, 4th and 5th quintiles of both its Performance Group and Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Green Bond Fund
The Fund’s annual contractual management fee rate starts at 0.40% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31,
2022 asset level was 0.037% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in 1st, 1st and 2nd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 2nd quintiles of its Expense Universe, respectively.
The Fund was in the 2nd quintile of its both its Performance Group and Performance Universe for both the one-and three-year periods.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
High-Yield Fund
The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.324% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of
0.015% for the year ended April 30, 2023.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 2nd, 4th, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 5th, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Inflation-Linked Bond Fund
The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.217% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of
0.020% for the year ended April 30, 2023.
Effective May 1, 2023, Advisors has voluntarily agreed to continue to reduce the Fund’s management fee rate by 0.020% through
April 30, 2024.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
The Fund was in the 2nd, 2nd, 2nd and 3rd quintiles of both its Performance Group and Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Money Market Fund
The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
The Fund’s effective management fee rate as of December 31, 2022 was 0.043% of average daily net assets, which includes the effect of a voluntary waiver.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 3rd, 3rd and
1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
The Fund was in the 3rd, 2nd, 1st and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
Money market funds are not rated by Morningstar.
Advisors calculated that it incurred neither a net loss nor a net profit with respect to its services to the Fund for the one-year period.
Short Duration Impact Bond Fund
The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31,
2022 asset level was 0.00% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 1st and
2nd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 1st quintiles of its Expense Universe, respectively
The Fund was in the 2nd and 1st quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for the one- and three-year periods.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Short-Term Bond Fund
The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.245% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 1st, 2nd, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five-and ten-year periods, respectively. The Fund was in the 1st, 2nd , 2nd and 2nd quintiles of its Performance Universe for each of the one-, three-, five-
and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.

Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Short-Term Bond Index Fund
Effective August 1, 2022, the Fund’s contractual management fee rate was reduced to 0.05% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 2 out of 5 funds, 1 out of 5 funds and 1 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
For the three-year period, the Fund’s adjusted gross performance as compared to its benchmark, the Bloomberg Barclays 1-3 Year
Government/Credit Bond Index, differed by +4 basis points.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Fund.

Liquidity Risk Management Program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

How to Reach Us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2807161
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A12451 (5/23)

Real Estate Securities Fund
TIAA-CREF
Annual
Report
TIAA-CREF
Funds
March 31, 2023
Fund name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
10.1
Real Estate Securities Fund TIREX TIRHX TRRPX TRRSX TCREX

Table of Contents
Letter to Investors 3
About the Fund’s Benchmark 5
Portfolio Managers’ Comments 6
Fund Performance 7
Expense Examples 9
Report of Independent Registered Public Accounting Firm 10
Portfolio of Investments 11
Statement of Assets and Liabilities 13
Statement of Operations 14
Statement of Changes in Net Assets 15
Financial Highlights 16
Notes to Financial Statements 18
Important Tax Information 24
Additional Fund Information 25
Trustees and Officers 26
Approval of Investment Management Agreement 29
Liquidity Risk Management Program 34
How To Reach Us Inside back cover

3
Letter to Investors
Brad Finkle
Real estate investment trusts (REITs) posted a loss for the twelve months ended
March 31, 2023, amid persistent inflation and a substantial rise in interest rates.
The Federal Reserve addressed elevated inflation by increasing the federal funds target rate—a key measure of short-term interest rates—multiple times during the period. The most recent increase in March 2023 brought the rate to 4.75%–
5.00%. The U.S. economy stumbled early in the period but expanded during the third and fourth quarters of 2022, driven by strong consumer spending, while the unemployment rate remained at near 50-year lows. Energy prices rose at the start of the period and continued through the beginning of June 2022, but then fell back steadily by the end of the period.
REITs returned –19.4% for the twelve months, as measured by the FTSE Nareit
All Equity REITs Index. Please see page 5 for the benchmark definition.
Most of the index’s 16 property sectors and subsectors declined, with the office sector posting the largest loss.
The TIAA-CREF Real Estate Securities Fund (Institutional Class) trailed its benchmark for the period.
REITs trailed U.S. bonds and stocks
REITs are a unique asset class because they share some of the characteristics of both stocks and bonds. Like bonds, REIT prices can be sensitive to interest-
rate fluctuations, and throughout the period, REITs struggled due to the rise in interest rates. Similar to equities, REITs invest in individual companies, so their performance is tied to the overall health of the U.S. economy. As such, weakness in the stock market hurt the returns of REITs during the period.
For the twelve months, the FTSE Nareit All Equity REITs Index trailed the –4.8%
return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index. REITs also lagged all other fixed-income sectors, including high-yield bonds, as well as the –8.6% return of the broad U.S.
stock market, as measured by the Russell 3000® Index.
Maintaining perspective during challenging market conditions
Although REITs performed well at the beginning of 2023, they have struggled since last year due to the impact that higher interest rates have had on the commercial and residential real estate markets. Additionally, the failure of several U.S. banks has put pressure on the banking industry and dampened the financial markets in general.
Despite today’s challenging financial environment, however, REITs historically have provided investors with a relatively stable source of income and return. REITs have the potential to rise in value, like a stock, while also producing a steady source of income—similar to a bond. REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. As such, they generate current income, which can be a valuable feature when interest rates decline or when markets are volatile. Furthermore, REITs invest in a broad spectrum of real estate properties, and each sector possesses its own supply/
demand dynamics and its own characteristics. That variation of sectors plays a vital role in determining the performance of REIT securities. Moreover, the broad array of REITs held in a professionally managed real estate securities mutual fund has the potential to add value as a diversification tool when combined with a portfolio of stocks, bonds and other assets. Of course, diversification cannot guarantee against market losses.
No one can predict which way financial markets will move or foresee the direction of interest rates. Because of these uncertainties, we believe that a professionally managed mutual fund of REIT securities, designed to mitigate volatility, can play an integral role in a long-term investment plan.

Letter to Investors
(continued)
4
Please visit TIAA.org for more information on asset class performance. As always, if you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, we encourage you to contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We stand ready to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

5
About the Fund’s Benchmark
The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the Fund’s latest prospectus.
FTSE International Limited (“FTSE”) © FTSE 2023. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license.
Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Portfolio Managers’ Comments
6
Real Estate Securities Fund
Performance for the twelve months ended March 31, 2023
The Real Estate Securities Fund returned -22.52% for the Institutional Class, compared with the -19.40% return of its benchmark, the FTSE Nareit All Equity REITs Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as interest rates rose
The U.S. economy expanded in 2022, despite ongoing concerns regarding inflation and rising interest rates. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.6% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate remained relatively stable and settled at 3.5% in March 2023. Core inflation, which measures all items except food and energy, rose 5.6% over the twelve months ended March 2023. Crude oil prices were volatile but declined from
$99 to $76 per barrel during the period.
The Federal Reserve responded to the economic impact of higher inflation by raising the federal funds target rate eight times during the twelve-month period, increasing the key short-term interest-rate measure to 4.75%–5.00%. At the March
2023 meeting, the Fed reiterated that policymakers remained “highly attentive” to inflation risks.
For the period, the FTSE Nareit All Equity REITs Index trailed the −8.58% return of the broad U.S. stock market, as measured by the Russell 3000® Index, as well as the –4.78% return of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
Most sectors posted losses
Among the benchmark’s 16 property sectors and subsectors, nearly all declined for the period. The largest losses were seen in the office (down 48.9%), apartments (down 29.2%) and health care (down 26.1%) sectors. The best performer was the specialty sector (up 2.3%).
Fund underperformed its benchmark
For the twelve-month period, the Fund trailed its benchmark. An underweight position in gaming, entertainment and hospitality
REIT VICI Properties was the largest detractor from the Fund’s relative return as it posted a double-digit gain. Overweight allocations to regulated cannabis industry REIT Innovative Industrial Properties and residential REIT AvalonBay Communities also hurt relative performance.
These negative effects were partly offset by not owning poorly performing health care facilities REIT Medical Properties
Trust. Overweight positions in shopping mall and outlet center REIT Simon Property Group and logistics facilities REIT Prologis were also beneficial.

Real Estate Securities Fund
7
Performance as of March 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of March 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Real Estate Securities Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 22 .52% 6 .45% 7 .04% 0 .47% 0 .47%
Advisor Class 12/4/15 - 22 .60 6 .32 6 .95
†
0 .59 0 .59
Premier Class 9/30/09 - 22 .62 6 .29 6 .88 0 .62 0 .62
Retirement Class 10/1/02 - 22 .72 6 .19 6 .78 0 .72 0 .72
Retail Class 10/1/02 - 22 .73 6 .14 6 .72 0 .75 0 .75
FTSE Nareit All Equity REITs Index – - 19 .40 6 .25 6 .45 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

Real Estate Securities Fund
(continued)
8
Fund profile Portfolio composition Holdings by company size
as of 3/31/2023
Net assets $
3.04
billion
Portfolio turnover rate 25%
Number of holdings 42
Weighted median market
capitalization $17.48 billon
Price/earnings ratio (weighted
12-month trailing average)
†
32.6
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 3/31/2023
Industrial REITs 20.0
Retail REITs 16.9
Multi-family residential REITs 11.5
Telecom tower REITs 11.2
Data center REITs 9.6
Single-family residential REITs 9.0
Health care REITs 6.2
Self storage REITs 4.5
Other specialized REITs 4.2
Hotel & resort REITs 2.3
Office REITs 2.0
Timber REITs 1.6
Short-term investments,
other assets & liabilities, net 1.0
Total 100.0
Market capitalization
% of equity
investments as of
3/31/2023
More than $50 billion
30.7
More than $15 billion-$50 billion
38.5
More than $2 billion-$15 billion
30.8
Total 100.0

9
Expense Examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense example that appears in this report is intended to help you understand your ongoing costs only
(in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( October 1, 2022 – March 31, 2023 ).
Actual expenses
The first section in the table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period.
Hypothetical example for comparison purposes
The second section in the table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
10.1
Real Estate Securities Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,061.07 $1,060.40 $1,060.17 $1,059.83 $1,059.51
Expenses incurred during the period*
$2.32 $2.90 $3.10 $3.61 $3.69
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.68 $1,022.12 $1,021.93 $1,021.43 $1,021.35
Expenses incurred during the period*
$2.28 $2.85 $3.04 $3.54 $3.62
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.45% for
Institutional Class, 0.56% for Advisor Class, 0.60% for Premier Class, 0.70% for Retirement Class and 0.72% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Report of Independent Registered Public Accounting Firm
10
To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF Real
Estate Securities Fund (one of the funds constituting TIAA-CREF Funds, hereafter referred to as the “Fund”) as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statement of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
May 25, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Portfolio of Investments
Real Estate Securities Fund March 31, 2023
11
See Notes to Financial Statements
SHARES COMPANY VALUE
COMMON STOCKS - 99.0%
DATA CENTER REITS - 9.6%
1,325,000 Digital Realty Trust, Inc $ 130,260,750
224,000 Equinix, Inc 161,512,960
TOTAL DATA CENTER REITS 291,773,710
HEALTH CARE REITS - 6.2%
2,000,000 Healthpeak Properties Inc 43,940,000
1,000,000 Ventas, Inc 43,350,000
1,400,000 Welltower, Inc 100,366,000
TOTAL HEALTH CARE REITS 187,656,000
HOTEL & RESORT REITS - 2.3%
2,600,000 Host Hotels and Resorts, Inc 42,874,000
300,000 Ryman Hospitality Properties 26,919,000
TOTAL HOTEL & RESORT REITS 69,793,000
INDUSTRIAL REITS - 20.0%
200,000 EastGroup Properties, Inc 33,064,000
200,000 Innovative Industrial Properties, Inc 15,198,000
3,100,000 Prologis, Inc 386,787,000
1,700,000 Rexford Industrial Realty, Inc 101,405,000
1,100,000 Terreno Realty Corp 71,060,000
TOTAL INDUSTRIAL REITS 607,514,000
MULTI-FAMILY RESIDENTIAL REITS - 11.5%
700,000 AvalonBay Communities, Inc 117,642,000
1,200,000 Equity Residential 72,000,000
245,000 Essex Property Trust, Inc 51,239,300
1,750,000 Independence Realty Trust, Inc 28,052,500
525,000 Mid-America Apartment Communities, Inc 79,296,000
TOTAL MULTI-FAMILY RESIDENTIAL REITS 348,229,800
OFFICE REITS - 2.0%
400,000 Alexandria Real Estate Equities, Inc 50,236,000
200,000 Boston Properties, Inc 10,824,000
TOTAL OFFICE REITS 61,060,000
OTHER SPECIALIZED REITS - 4.2%
775,000 Gaming and Leisure Properties, Inc 40,346,500
2,700,000 VICI Properties, Inc 88,074,000
TOTAL OTHER SPECIALIZED REITS 128,420,500
RETAIL REITS - 16.9%
425,000 Agree Realty Corp 29,159,250
2,100,000 Brixmor Property Group, Inc 45,192,000
3,000,000 Kimco Realty Corp 58,590,000
2,100,000 Kite Realty Group Trust 43,932,000
1,100,000 Realty Income Corp 69,652,000
1,150,000 Regency Centers Corp 70,357,000
1,525,000 Simon Property Group, Inc 170,754,250
650,000 Spirit Realty Capital, Inc 25,896,000
TOTAL RETAIL REITS 513,532,500
SELF STORAGE REITS - 4.5%
150,000 Extra Space Storage, Inc 24,439,500
200,000 Life Storage, Inc 26,218,000
290,000 Public Storage, Inc 87,620,600
TOTAL SELF STORAGE REITS 138,278,100

Real Estate Securities Fund March 31, 2023
12
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES COMPANY VALUE
SINGLE-FAMILY RESIDENTIAL REITS - 9.0%
2,400,000 American Homes 4 Rent $ 75,480,000
1,300,000 Equity Lifestyle Properties, Inc 87,269,000
425,000 Invitation Homes, Inc 13,272,750
700,000 Sun Communities, Inc 98,616,000
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 274,637,750
TELECOM TOWER REITS - 11.2%
975,000 American Tower Corp 199,231,500
675,000 Crown Castle International Corp 90,342,000
200,000 SBA Communications Corp 52,214,000
TOTAL TELECOM TOWER REITS 341,787,500
TIMBER REITS - 1.6%
1,650,000 Weyerhaeuser Co 49,714,500
TOTAL TIMBER REITS 49,714,500
TOTAL COMMON STOCKS 3,012,397,360
(Cost $2,333,247,813)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.6%
$ 18,480,000 r Fixed Income Clearing Corp (FICC) 4.810% 04/03/23 18,480,000
TOTAL REPURCHASE AGREEMENT 18,480,000
TREASURY DEBT - 0.1%
2,500,000 United States Treasury Bill 0.000 04/04/23 2,499,681
TOTAL TREASURY DEBT 2,499,681
TOTAL SHORT-TERM INVESTMENTS 20,979,681
(Cost $20,979,104)
TOTAL INVESTMENTS - 99.7% 3,033,377,041
(Cost $2,354,226,917)
OTHER ASSETS & LIABILITIES, NET - 0.3% 8,776,544
NET ASSETS - 100.0% $ 3,042,153,585
REIT Real Estate Investment Trust
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $18,480,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 3.125% and maturity date 8/15/25, valued at $18,849,606.

13
Statement of Assets and Liabilities
See Notes to Financial Statements
March 31, 2023
10.1
Real Estate Securities
Fund
ASSETS
Portfolio investments, at value
†
$ 3,033,377,041
Cash 266,106
Due from affiliates 89,360
Receivables:
Dividends and interest 9,973,119
Fund shares sold 2,312,158
Other 291,444
Total assets 3,046,309,228
LIABILITIES
Management fees payable 1,197,119
Service agreement fees payable 140,487
Distribution fees payable 81,714
Due to affiliates 10,624
Payables:
Fund shares redeemed 2,458,375
Trustee compensation 141,877
Accrued expenses and other payables 125,447
Total liabilities 4,155,643
Net assets $ 3,042,153,585
NET ASSETS CONSIST OF:
Paid-in-capital $ 2,551,681,001
Total distributable earnings (loss) 490,472,584
Net assets $ 3,042,153,585
†
Portfolio investments, cost $ 2,354,226,917
INSTITUTIONAL CLASS:
Net assets $ 2,026,403,565
Shares outstanding 123,561,509
Net asset value per share $ 16 .40
ADVISOR CLASS:
Net assets $ 107,731,283
Shares outstanding 6,564,961
Net asset value per share $ 16 .41
PREMIER CLASS:
Net assets $ 34,765,063
Shares outstanding 2,117,200
Net asset value per share $ 16 .42
RETIREMENT CLASS:
Net assets $ 503,899,739
Shares outstanding 29,240,275
Net asset value per share $ 17 .23
RETAIL CLASS:
Net assets $ 369,353,935
Shares outstanding 22,725,184
Net asset value per share $ 16 .25
Authorized shares - per class Unlimited
Par value per share $ 0 .0001

14
Statement of Operations
See Notes to Financial Statements
Year Ended March 31, 2023
10.1
Real Estate Securities
Fund
INVESTMENT INCOME
Dividends $ 100,406,209
Interest 1,203,129
Other income 653,984
Tax withheld (40,193)
Total investment income 102,223,129
EXPENSES
Management fees 15,867,530
12b-1 distribution and service fees — Premier Class 55,586
12b-1 distribution and service fees — Retail Class 1,049,889
Shareholder servicing agent fees — Institutional Class 11,374
Shareholder servicing agent fees — Advisor Class 145,542
Shareholder servicing agent fees — Premier Class 272
Shareholder servicing agent fees — Retirement Class 1,360,203
Shareholder servicing agent fees — Retail Class 145,897
Administrative service fees 89,496
Trustees fees 50,950
Custodian fees 72,817
Overdraft expense 573
Professional fees 55,211
Registration fees 103,549
Shareholder reporting expenses 162,611
Other 38,474
Total expenses 19,209,974
Fee waiver by investment adviser and Nuveen Securities (1,104,115)
Net expenses 18,105,859
Net investment income (loss) 84,117,270
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments (166,934,999)
Foreign currency transactions 19,840
Net realized gain (loss) (166,915,159)
Change in unrealized appreciation (depreciation) on:
Portfolio investments (885,172,051)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies 92
Net change in unrealized appreciation (depreciation) (885,171,959)
Net realized and unrealized gain (loss) (1,052,087,118)
Net increase (decrease) in net assets from operations $ (967,969,848)

15
Statement of Changes in Net Assets
See Notes to Financial Statements
10.1
Real Estate Securities Fund
Year Ended
3/31/23
Year Ended
3/31/22
OPERATIONS
Net investment income (loss) $ 84,117,270 $ 54,182,032
Net realized gain (loss) (166,915,159) 141,134,782
Net change in unrealized appreciation (depreciation) (885,171,959) 530,542,974
Net increase (decrease) in net assets from operations (967,969,848) 725,859,788
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Institutional Class (110,580,256) (96,977,383)
Advisor Class (6,316,984) (3,739,386)
Premier Class (1,781,177) (1,774,234)
Retirement Class (24,242,069) (18,099,653)
Retail Class (19,605,768) (14,532,341)
Total distributions (162,526,254) (135,122,997)
SHAREHOLDER TRANSACTIONS
Subscriptions 505,241,401 1,152,553,772
Reinvestments of distributions 160,776,955 133,704,314
Redemptions (834,665,580) (828,969,220)
Net increase (decrease) from shareholder transactions (168,647,224) 457,288,866
Net increase (decrease) in net assets (1,299,143,326) 1,048,025,657
NET ASSETS
Beginning of period 4,341,296,911 3,293,271,254
End of period $ 3,042,153,585 $ 4,341,296,911

Financial Highlights
See Notes to Financial Statements
16
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments Total
Net
investment
income
Net
realized
gains Total
Net asset
value,
end of
period
10.1
REAL ESTATE SECURITIES FUND
Institutional Class: 3/31/23 $ 22 .34 $ 0 .46 $ ( 5 .49 )   $ ( 5 .03 ) $ ( 0 .43 )  $ ( 0 .48 )   $ ( 0 .91 ) $ 16 .40
3/31/22 18 .98 0 .30 3 .77 4 .07 ( 0 .31 ) ( 0 .40 ) ( 0 .71 ) 22 .34
3/31/21 14 .21 0 .30 4 .77 5 .07 ( 0 .30 ) — ( 0 .30 ) 18 .98
3/31/20 16 .88 0 .35 ( 1 .89 ) ( 1 .54 ) ( 0 .33 ) ( 0 .80 ) ( 1 .13 ) 14 .21
3/31/19 14 .65 0 .33 2 .40 2 .73 ( 0 .36 ) ( 0 .14 ) ( 0 .50 ) 16 .88
Advisor Class: 3/31/23 22 .35 0 .44 ( 5 .49 ) ( 5 .05 ) ( 0 .41 ) ( 0 .48 ) ( 0 .89 ) 16 .41
3/31/22 18 .99 0 .26 3 .79 4 .05 ( 0 .29 ) ( 0 .40 ) ( 0 .69 ) 22 .35
3/31/21 14 .22 0 .26 4 .79 5 .05 ( 0 .28 ) — ( 0 .28 ) 18 .99
3/31/20 16 .89 0 .32 ( 1 .88 ) ( 1 .56 ) ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 14 .22
3/31/19 14 .66 0 .18 2 .54 2 .72 ( 0 .35 ) ( 0 .14 ) ( 0 .49 ) 16 .89
Premier Class: 3/31/23 22 .36 0 .44 ( 5 .50 ) ( 5 .06 ) ( 0 .40 ) ( 0 .48 ) ( 0 .88 ) 16 .42
3/31/22 19 .00 0 .28 3 .76 4 .04 ( 0 .28 ) ( 0 .40 ) ( 0 .68 ) 22 .36
3/31/21 14 .22 0 .27 4 .79 5 .06 ( 0 .28 ) — ( 0 .28 ) 19 .00
3/31/20 16 .89 0 .32 ( 1 .88 ) ( 1 .56 ) ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 14 .22
3/31/19 14 .66 0 .30 2 .41 2 .71 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 16 .89
Retirement Class: 3/31/23 23 .41 0 .44 ( 5 .76 ) ( 5 .32 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 17 .23
3/31/22 19 .86 0 .25 3 .95 4 .20 ( 0 .25 ) ( 0 .40 ) ( 0 .65 ) 23 .41
3/31/21 14 .86 0 .27 4 .99 5 .26 ( 0 .26 ) — ( 0 .26 ) 19 .86
3/31/20 17 .60 0 .32 ( 1 .97 ) ( 1 .65 ) ( 0 .29 ) ( 0 .80 ) ( 1 .09 ) 14 .86
3/31/19 15 .25 0 .30 2 .51 2 .81 ( 0 .32 ) ( 0 .14 ) ( 0 .46 ) 17 .60
Retail Class: 3/31/23 22 .14 0 .41 ( 5 .44 ) ( 5 .03 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 16 .25
3/31/22 18 .82 0 .23 3 .75 3 .98 ( 0 .26 ) ( 0 .40 ) ( 0 .66 ) 22 .14
3/31/21 14 .09 0 .25 4 .73 4 .98 ( 0 .25 ) — ( 0 .25 ) 18 .82
3/31/20 16 .74 0 .29 ( 1 .86 ) ( 1 .57 ) ( 0 .28 ) ( 0 .80 ) ( 1 .08 ) 14 .09
3/31/19 14 .54 0 .28 2 .38 2 .66 ( 0 .32 ) ( 0 .14 ) ( 0 .46 ) 16 .74
a
Based on average shares outstanding.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.
f
Does not include in-kind transactions.

See Notes to Financial Statements
17
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
( 22 .52 ) %   $ 2,026,404 0 .48% 0 .45% 2 .55% 25%
21 .46 2,935,178 0 .47 0 .47 1 .37 25
f
35 .94 2,272,604 0 .49 0 .47 1 .77 45
( 10 .16 ) 1,430,143 0 .50 0 .50 1 .95 39
18 .91 1,582,056 0 .51 0 .51 2 .13 34
( 22 .60 ) 107,731 0 .60 0 .57 2 .45 25
21 .32 153,657 0 .59 0 .59 1 .19 25
f
35 .76 71,403 0 .62 0 .59 1 .55 45
( 10 .27 ) 21,689 0 .62 0 .62 1 .79 39
18 .76 5,366 0 .64 0 .64 1 .19 34
( 22 .62 ) 34,765 0 .63 0 .60 2 .42 25
21 .25 45,328 0 .62 0 .62 1 .27 25
f
35 .78 48,255 0 .64 0 .62 1 .62 45
( 10 .31 ) 44,026 0 .65 0 .65 1 .80 39
18 .72 77,572 0 .66 0 .66 1 .97 34
( 22 .72 ) 503,900 0 .73 0 .70 2 .31 25
21 .17 675,116 0 .72 0 .72 1 .11 25
f
35 .58 533,102 0 .74 0 .72 1 .52 45
( 10 .39 ) 398,674 0 .75 0 .75 1 .70 39
18 .67 424,963 0 .76 0 .76 1 .88 34
( 22 .73 ) 369,354 0 .77 0 .73 2 .28 25
21 .13 532,018 0 .75 0 .72 1 .09 25
f
35 .57 367,908 0 .79 0 .76 1 .48 45
( 10 .41 ) 263,960 0 .79 0 .79 1 .66 39
18 .50 253,540 0 .81 0 .81 1 .86 34

18
Notes to Financial Statements
Note 1—Organization
The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a
Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company
Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
Current Fiscal Period: The end of the reporting period for the Fund is March 31, 2023, and the period covered by these Notes to
Financial Statements is the fiscal year ended March 31, 2023 (the "current fiscal period").
Teachers Advisors, LLC (the "Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.
The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Fund offers five share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Note 2—Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Fund determines the existence of a dividend declaration. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Fund is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

19
Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
Trustee Compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statement of Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New Rule Issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Fund's financial statements.
Note 3—Valuation of Investments
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
20
Debt Securities: Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Exchange-Traded Equity Securities, Common and Preferred Stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in Registered Investment Companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase Agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
Note 4—Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for the Fund during the current fiscal period, were as follows:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities
Common stocks $3,012,397,360 $— $— $3,012,397,360
Short-term investments — 20,979,681 — 20,979,681
Total $3,012,397,360 $20,979,681 $— $3,033,377,041
1 1 1 1 1
Fund
Non-U.S. government
purchases
Non-U.S. government
sales
10.1
Real Estate Securities $ 843,023,243 $ 1,018,138,468

21
Note 5—Fund shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Note 6—Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to deemed dividend due to corporate actions, distribution reallocations, foreign currency transactions, and taxes paid. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
3/31/23
Year Ended
3/31/22
10.1
Real Estate Securities Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 20,885,303 $ 372,123,432 37,594,416 $ 815,756,862
Advisor Class 3,472,263 61,557,539 4,437,814 96,809,239
Premier Class 247,894 4,481,629 549,141 11,820,296
Retirement Class 1,556,783 29,879,362 3,169,591 71,902,294
Retail Class 2,029,480 37,199,439 7,200,090 156,265,081
Total subscriptions 28,191,723 505,241,401 52,951,052 1,152,553,772
Reinvestments of distributions:
Institutional Class 6,629,825 109,692,155 4,313,910 96,236,993
Advisor Class 380,679 6,301,718 166,844 3,729,739
Premier Class 107,545 1,780,489 79,398 1,773,773
Retirement Class 1,395,865 24,241,976 773,855 18,099,259
Retail Class 1,144,072 18,760,617 626,176 13,864,550
Total reinvestments of distributions 9,657,986 160,776,955 5,960,183 133,704,314
Redemptions:
Institutional Class (35,367,851) (630,038,783) (30,242,146) (655,408,445)
Advisor Class (4,164,281) (72,278,870) (1,488,786) (32,236,594)
Premier Class (265,541) (4,825,375) (1,141,364) (24,987,860)
Retirement Class (2,557,271) (48,191,270) (1,941,694) (44,235,480)
Retail Class (4,478,700) (79,331,282) (3,346,196) (72,100,841)
Total redemptions (46,833,644) (834,665,580) (38,160,186) (828,969,220)
Net increase (decrease) from shareholder transactions (8,983,935) $ (168,647,224) 20,751,049 $ 457,288,866
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
10.1
Real Estate Securities $2,375,143,837 $755,869,395 $(97,636,191) $658,233,204
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
10.1
Real Estate Securities $9,451,301 $– $658,233,203 $(177,085,382) $– $(126,538) $490,472,584

Notes to Financial Statements
(continued)
22
The tax character of distributions paid was as follows:
As of year end, the Fund had capital loss carryforwards, which will not expire:
Note 7—Investment Adviser and Other Transactions with  Affiliates
Under the terms of its Investment Management Agreement, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Fund has entered into an Administrative Service Agreement with the Adviser under which the Fund pays the Adviser for its costs in providing certain administrative and compliance services to the Fund.
Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement
Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2022, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
3/31/23 3/31/22
Fund
Ordinary
income
Long-term
capital gains
Ordinary
income
Long-term
capital gains
10.1
Real Estate Securities $ 76,877,994 $ 85,648,260 $ 65,999,085 $ 69,123,912
Fund Short-term Long-term Total
10.1
Real Estate Securities $ 135,632,764 $ 41,452,618 $ 177,085,382
Investment
management fee
range
Investment
management fee-
effective rate Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
10.1
Real Estate Securities* 0.350% —0.500% 0.466% 0.570% 0.720% 0.720% 0.820% 0.960%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2023. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
10.1
Real Estate Securities* 0.315% —0.465% 0.535% 0.685% 0.685% 0.785% 0.925%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

23
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund is recognized in "Other income" on the Statement of Operations. During the current fiscal period, the values of voluntary compensation were as follows:
The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, these transactions did not materially impact the Fund.
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Fund, and certain funds within the Trust also make investments in the Fund. The following is the percentage of the Fund's shares owned by affiliates as of the end of the reporting period:
Companies in which the Fund holds 5% or more of the outstanding voting shares are considered "affiliated companies" of the Fund, pursuant to the 1940 Act. During the current fiscal period, there were no affiliated investments.
Note 8—Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current reporting period, there were no inter-fund borrowing or lending transactions.
Note 9—Line of Credit
The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Fund during the current reporting period.
Note 10—Subsequent Events
The Adviser has agreed to implement a voluntary waiver reducing the management fee breakpoint schedule for the Real Estate
Securities Fund for one year effective May 1, 2023. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to Advisors is as follows:
Fund Value
10.1
Real Estate Securities $653,984
Underlying Fund TIAA Access Total
10.1
Real Estate Securities 13% 13%
Fund Waiver
Investment
Management Fee
Waiver
Real Estate Securities 0.020% 0.330%-0.480%

Important Tax Information
24
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-term capital gains
As of year end, the Fund designates the following distribution amounts, or maximum allowable amount, as being from Section
1250 gains and net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends received deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified dividend income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified interest income (QII)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
Qualified business income (QBI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified business income for individuals pursuant to Section 199A of the Internal Revenue Code:
163(j)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section
163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund Section 1250 gains
Net long-term
capital gains
10.1
Real Estate Securities $ 952,626 $ 84,695,634
Fund Percentage
10.1
Real Estate Securities 1.4%
Fund Percentage
10.1
Real Estate Securities 2.8%
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
10.1
Real Estate Securities 0.6% 1.3%
Fund Percentage
10.1
Real Estate Securities 97.2%
Fund Percentage
10.1
Real Estate Securities 0.6%

25
Additional Fund Information
Portfolio holdings
The complete portfolio of investments for the Real Estate Securities Fund begins on page 11 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Real Estate Securities Fund ’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and
Form N-PORT filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT filings are as of December 31 or
June 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The Real Estate Securities Fund ’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Real Estate Securities Fund is managed by the portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

April 12, 2023
Trustees and Officers
(Unaudited)
26
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management);
and member of asset allocation portfolio management
team, GMO (2003–2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007). Director of U.S. Pension Plans, Johnson &
Johnson (2002–2006).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Indefinite term.
Trustee since
2023.
Senior Vice President, Enterprise Risk
Management, Franklin Resources, Inc. (2020–2022).
Senior Managing Director, Chief Risk Officer and Chief
Audit Executive, Legg Mason, Inc. (2008–2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department (2005–
2007). Vice President, American Economic Association
(2020–2021). Assistant Secretary for Economic Policy,
United States Department of the
Treasury (2011–2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc. and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
Special Adviser, White House Council of Economic
Advisers (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
88 Director, Build Commonwealth (non-profit
organization).
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Indefinite term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of Commerce
at the University of Virginia (2020–present). Vice
Dean (2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
88 Trustee and Chair of the Audit & Finance
Committee, Strada Education Network.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002-2010), Goldman Sachs Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare.

27
Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Claire Borelli
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1960
Executive Vice
President
One-year term.
Executive Vice
President since
2023.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Vice President, Chief Diversity & Talent Officer, TIAA. Prior to joining TIAA, Ms. Borelli served as Chief Human Resources Officer for the Consumer Bank and Wealth Management sectors of JPMorgan
Chase & Co.
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer of the Chief
Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF
and TIAA Separate Account VA-1; and Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and
President of TIAA Investments.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

Trustees and Officers
(Unaudited) (continued)
April 12, 2023
28
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of
the Nuveen Funds. Formerly, Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing
Director, Head, TC Fund Administration, Nuveen.

29
Approval of Investment Management Agreement
(Unaudited)
Board Renewal of the Investment Management Agreement for the TIAA-CREF Real Estate Securities Fund
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust, on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Real
Estate Securities Fund (the “Fund”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Overview of the Renewal Process
The Board held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement for the Fund using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate. Broadridge compared this data, as relevant, for the Fund against a universe of investment companies (except for brokerage commission costs and turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies
Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the
Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.
Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

30
Approval of Investment Management Agreement
(continued)
(Unaudited)
Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1)
further information relating to the Fund’s investment performance; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc.
(“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to the Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance;
(3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the
Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Fund by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its
Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee receive and consider, among other matters, information regarding the performance of the Fund. Thus, in reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-
level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors that the Board considered with respect to the Fund.

31
The Nature, Extent and Quality of Services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement
Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund, including conducting research, identifying investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.
The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to the Fund under the
Agreement was reasonable.
Investment Performance
The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods ended December
31, 2022. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For details regarding the Fund’s performance, see the Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.
Cost and Profitability
The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2022. The
Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate that permits Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial and other risks assumed by Advisors in managing the Fund. The Board considered that
Advisors calculated that it had earned profits with respect to the Fund under the Agreement for the one-year period ended December
31, 2022. The Board also considered Advisors’ voluntary reduction of the Fund’s management fee rate by 0.035% from May 1, 2022 to April 30, 2023, as well as Advisors’ voluntary reduction of the Fund’s management fee rate by 0.020% starting May 1, 2023 through April 30, 2024. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded a specified amount. The Board concluded that the profits earned by Advisors in 2022 from its services to the Fund were reasonable in light of various relevant factors.
Fees Charged by Other Advisers
The Board considered comparative information regarding the Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund synopsis below. The Board determined that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged to most other comparable mutual funds. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Fund’s actual management fee rate compares to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

32
Approval of Investment Management Agreement
(continued)
(Unaudited)
Economies of Scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund, and whether any such economies are shared with the Fund. The Board also considered the extent to which the current fee rate schedule breakpoints of the Fund affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered Advisors’
compensation of the Fund for all of the soft dollar amounts the Fund spent on research during the year. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.
Fee and Performance Comparisons with Other Advisors Clients
The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts. The Board considered that Advisors did not currently manage any other products with comparable investment strategies to the Fund’s investment strategy. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies except for the TIAA-CREF Life Real Estate Securities Fund. The Board also considered Advisors’ representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was reasonable in relation to those charged by Advisors to its comparable clients.
Other Benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Fund to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Fund shares investment resources and/or personnel with other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Fund may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans.
Also, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.
Fund Synopsis of Factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of the Fund. Because the Institutional Class generally has lower non-
management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2022.
Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2022. Statements below regarding the Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to the Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements.
The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.460% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of
0.035% for the year ended April 30, 2023.
Effective May 1, 2023, Advisors has voluntarily agreed to reduce the Fund’s management fee rate by 0.020% through April 30,
2024.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group and universe of comparable funds selected by Broadridge for expense comparison purposes.

33
The Fund was in the 5th, 3rd, 3rd and 2nd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five, and ten-year, respectively. The Fund was in the 5th, 3rd, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes for each of the one-, three-, five-
and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for the Fund.

Liquidity Risk Management Program
34
Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the series of the Trust covered by this Report (the “Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Fund’s Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”)
carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the
Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Fund portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
A Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund
primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on illiquid investments.

How To Reach Us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

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A12449 (5/23)

Item 2. Code of Conduct.

2(a)    The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)    No response required.

2(c)    During the reporting period, there were no material amendments to the code of conduct.

2(d)    During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)    Not applicable.

2(f)    The Registrant has posted the code of ethics on its website at

          www.tiaa.org/public/pdf/c/code_of_conduct.pdf.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Thomas J. Kenny is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended March 31, 2022 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended March 31, 2022 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the March 31, 2022 Form N-CSR.

4(a)    Audit Fees.

For the fiscal years ended March 31, 2023 and March 31, 2022, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $655,482 and $628,830, respectively.

4(b)    Audit Related Fees.

For the fiscal years ended March 31, 2023 and March 31, 2022, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2023 and March 31, 2022, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)    Tax Fees.

For the fiscal years ended March 31, 2023 and March 31, 2022, PwC’s aggregate fees for tax services billed to the Registrant were $99 and $0, respectively.

For the fiscal years ended March 31, 2023 and March 31, 2022, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)    All Other Fees.

For the fiscal years ended March 31, 2023 and March 31, 2022, PwC’s aggregate fees for all other services billed to the Registrant were $1,311 and $0, respectively.

For the fiscal years ended March 31, 2023 and March 31, 2022, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit- related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2023 and March 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2023 and March 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2023 and March 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2023 and March 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2023 and March 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2023 and March 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)    The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)    Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2023 and March 31, 2022, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,402,275 and $1,067,853, respectively.

4(h)    The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on Registrant’s website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf and there were no amendments during the period covered by this report.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: May 25, 2023	TIAA-CREF FUNDS

	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 25, 2023	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: May 25, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)